As Filed with the Securities and Exchange Commission on September 26, 2003 File No. 333-____

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No. __
                       [ ] Post-Effective Amendment No. __


                                 ABN AMRO FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
               (Address of Principal Executive Offices, Zip Code)

     Registrant's Telephone Number, including Area Code (312) 884-2139

                                -----------------

                               KENNETH C. ANDERSON
                                 ABN AMRO FUNDS
                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
                  (Name and Address of Agent for Service)

                                    Copy to:

                                CATHY G. O'KELLY
                        VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                            222 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60601

                                -----------------

      Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

      It is proposed that this filing will become effective on October 27, 2003 pursuant to Rule 488.

      No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

                                                        __________________, 2003

                         IMPORTANT NEWS FOR SHAREHOLDERS

         While we encourage you to read the full text of the enclosed Proxy Statement/Prospectus, here is a brief overview of the proposal, which will require a shareholder vote.

                              QUESTIONS AND ANSWERS

Q: WHAT ARE SHAREHOLDERS BEING ASKED TO VOTE ON AT THE UPCOMING SPECIAL MEETING ON _____________, 2003?

         A: The Board of Trustees of the ABN AMRO Select Small Cap Fund has called the special meeting at which you will be asked to vote on a reorganization (the "Reorganization") of your fund into the ABN AMRO/TAMRO Small Cap Fund.

Q:       WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

         A: Both Funds invest in the common stocks of small cap companies. However, while both Funds can and do invest in similar types of securities, the ABN AMRO Select Small Cap Fund is a quasi-index fund while the ABN AMRO/TAMRO Small Cap Fund is actively managed.

Q:       WHAT ARE THE ADVANTAGES FOR ABN AMRO SELECT SMALL CAP FUND
         SHAREHOLDERS?

         A: Combining the two funds will benefit shareholders by allowing them to continue their investment in a fund with compatible investment policies. The combined fund will have a larger asset base and better growth prospects.

Q:       HAS THE BOARD OF TRUSTEES APPROVED THE PROPOSAL?

         A: Yes. The Fund's Board of Trustees unanimously approved the Reorganization and recommends that you vote in favor of it.

Q:       WHAT IS THE TIMETABLE FOR THE REORGANIZATION?

         A: If approved by shareholders on _______________, 2003, the Reorganization is expected to take effect in December, 2003.

Q:       WILL I RECEIVE NEW SHARES IN EXCHANGE FOR MY CURRENT SHARES?

         A: Yes. Upon approval and completion of the Reorganization, shareholders of the ABN AMRO Select Small Cap Fund will exchange their shares for shares of the ABN AMRO/TAMRO Small Cap Fund based upon a specified exchange ratio determined by the respective net asset values of the Funds. You will receive shares of the ABN AMRO/TAMRO Small Cap Fund whose aggregate value at the time of issuance will equal the aggregate value of your ABN AMRO Select Small Cap Fund shares on that date.

Q: WILL THE FUND HAVE TO PAY ANY FEES OR EXPENSES IN CONNECTION WITH THE REORGANIZATION?

         A: No. ABN AMRO Asset Management (USA) LLC, the investment adviser to the Selling Fund, has agreed to bear the costs of the Reorganization.

Q:       WILL THE REORGANIZATION CREATE A TAXABLE EVENT FOR ME?

         A: The Reorganization is intended to be done on a tax-free basis for federal income tax purposes. Therefore, you will recognize no gain or loss for federal income tax purposes as a result of the Reorganization. In addition, the tax basis and holding period of the ABN AMRO/TAMRO Small Cap Fund shares you receive will be the same in the aggregate as the tax basis and holding period of your ABN AMRO Select Small Cap Fund shares.

Q: CAN I EXCHANGE OR REDEEM MY ABN AMRO SELECT SMALL CAP FUND SHARES BEFORE THE REORGANIZATION TAKES PLACE?

         A: Yes. You may exchange your ABN AMRO Select Small Cap Fund shares for shares of any other ABN AMRO Fund within the same class of shares, or redeem your shares, at any time before the Reorganization takes place. If you choose to do so, your request will be treated as a normal exchange or redemption of shares and will be a taxable transaction.

Q:       HOW DO I VOTE MY SHARES?

         A: You can vote your shares by mail using the enclosed proxy card. You can also vote by telephone or by the Internet. If you need more information on how to vote or if you have any questions, please call Shareholder Services at (800) 992-8151.

Q:       WHAT HAPPENS IF THE REORGANIZATION IS NOT APPROVED?

         A: If shareholders do not approve the Reorganization, the Reorganization will not take effect and the Fund's Board of Trustees will take such action as they deem to be in the best interests of the Fund and the Fund's shareholders.

                                 ABN AMRO FUNDS
                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601

                         ABN AMRO SELECT SMALL CAP FUND

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                       TO BE HELD ON _______________, 2003

      Notice is hereby given that a Special Meeting of Shareholders of ABN AMRO Select Small Cap Fund (the "Selling Fund"), a series of ABN AMRO Funds, will be held at the offices of PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, on ______________ __, 2003 at ______, Eastern time, for the purposes of considering the proposal set forth below. The proposal, if approved, will result in the transfer of the assets and liabilities of ABN AMRO Select Small Cap Fund to ABN AMRO/TAMRO Small Cap Fund in return for shares of ABN AMRO/TAMRO Small Cap Fund (the "Reorganization"). The Selling Fund will then be terminated as soon as practicable thereafter.

Proposal 1:  To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets and all of the liabilities of ABN AMRO Select Small Cap Fund to ABN AMRO/TAMRO Small Cap Fund in exchange for Class N shares of ABN AMRO/TAMRO Small Cap Fund, the liquidation of the ABN AMRO Select Small Cap Fund, and the distribution of ABN AMRO/TAMRO Small Cap Fund shares so received to shareholders of ABN AMRO Select Small Cap Fund.


      The persons named as proxies will vote in their discretion on any other business as may properly be brought before the meeting and at any adjournments or postponements thereof.

      Shareholders of record of the Selling Fund as of the close of business on ______________, 2003 are entitled to notice of, and to vote at this meeting, or any adjournment or postponement of this meeting.

      SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY THE ACCOMPANYING PROXY CARD, WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF ABN AMRO FUNDS. YOU MAY EXECUTE THE PROXY CARD USING THE METHODS DESCRIBED IN THE PROXY CARD. EXECUTING THE PROXY CARD IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

By Order of the Board of Trustees


Kenneth C. Anderson
President
ABN AMRO Funds
_____________, 2003

                           PROXY STATEMENT/PROSPECTUS

                              DATED _________, 2003

                RELATING TO THE ACQUISITION OF THE ASSETS OF
                         ABN AMRO SELECT SMALL CAP FUND

                        BY AND IN EXCHANGE FOR SHARES OF
                          ABN AMRO/TAMRO SMALL CAP FUND

                                 ABN AMRO FUNDS
                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
                                 1-800-992-8151

      This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees of ABN AMRO Funds (the "Trust") in connection with the Special Meeting of Shareholders of ABN AMRO Select Small Cap Fund (the "Selling Fund"), to be held on _________, ____________, 2003 at _________ Eastern time, at PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 or at such later time made necessary by any adjournments or postponements thereof (the "Meeting"). At the Meeting, shareholders of the Selling Fund will be asked to consider and approve a proposed reorganization, as described in the Agreement and Plan of Reorganization, a form of which is attached hereto as Exhibit A (the "Reorganization Agreement"), that will result in the transfer of all of the assets and all of the liabilities of the Selling Fund to ABN AMRO/TAMRO Small Cap Fund (the Acquiring Fund, together with the Selling Fund, the "Funds") in return for shares of Acquiring Fund (the "Reorganization"). The Selling Fund will then be terminated.

      This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of the Selling Fund should know before voting on the Reorganization, and should be retained for future reference. Certain additional relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated ________, 2003, relating to this Proxy Statement/Prospectus and the Reorganization and including certain financial information about the Trust, has been filed with the SEC and is incorporated in its entirety into this Proxy Statement/Prospectus. A copy of such Statement of Additional Information ("SAI") is available upon request and without charge by writing to the Trust, P.O. Box 9765, Providence, Rhode Island 02940, or by calling toll-free 1-800-992-8151.

      THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      The Reorganization Agreement provides that the Selling Fund will transfer all of its assets and all of the liabilities to the Acquiring Fund in exchange for voting shares of beneficial interest of the Acquiring Fund ("Shares") in an amount equal in value to the aggregate net assets of the Selling Fund. These transfers are expected to occur at ________ Eastern time (the "Effective Time") on _____________, 2003 (the "Closing Date").

      Immediately after the transfer of the Selling Fund's assets and liabilities, the Selling Fund will distribute to its shareholders Class N shares of the Acquiring Fund, so that a holder of shares in the Selling Fund at the Effective Time of the Reorganization will receive a number of Class N shares of the Acquiring Fund with the same aggregate value as the shareholder had in the Selling Fund immediately before the Effective Time. At the Effective Time, shareholders of the Selling Fund will become shareholders of the Acquiring Fund. The Selling Fund will then be terminated.

      The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). ABN AMRO Asset Management (USA) LLC ("AAAM") is the investment adviser to the Selling Fund. AAAM is an indirect, wholly-owned subsidiary of ABN AMRO Bank N.V. TAMRO Capital Partners LLC ("TAMRO") is the investment adviser to the Acquiring Fund. TAMRO is a subsidiary of ABN AMRO Asset Management Holdings, Inc. ABN AMRO Investment Fund Services, Inc., an affiliate of AAAM, serves as administrator to the Trust and PFPC Inc. serves as the sub-administrator and transfer agent. ABN AMRO Distribution Services (USA) Inc., an affiliate of PFPC Inc., serves as the Trust's principal underwriter.

      For a more detailed discussion of the investment objectives, policies, risks and restrictions of the Funds, see the Funds' prospectus and SAI dated March 1, 2003, as amended and/or supplemented, which have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus insofar as they relate to the Funds. No other parts of the prospectus or SAI are incorporated herein. A copy of the prospectus for the Acquiring Fund accompanies this Proxy Statement/Prospectus. A copy of the SAI for the Trust is available upon request and without charge by calling 1-800-922-8151.

      This Proxy Statement/Prospectus, the Notice of Special Meeting and proxy cards are expected to be sent to shareholders on or about _____ __, 2003.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----



Synopsis...............................................................       1
Investment Management & Performance....................................       2
Purchase, Exchange and Redemption Procedures...........................       6
Principal Risk Factors.................................................       7
Information Relating to the Reorganization.............................       7
Shareholder Rights.....................................................      10
Additional Information.................................................      11
Voting Matters.........................................................      12
Other Business.........................................................      13
Shareholder Inquiries..................................................      13


Exhibit A - Agreement and Plan of Reorganization

Exhibit B - Management's Discussion of ABN AMRO/TAMRO Small Cap Fund's
Performance

                                    SYNOPSIS

      This Synopsis is designed to allow you to compare the current fees, investment objectives, policies and restrictions, investment risks and shareholder services of the Selling Fund with those of the Acquiring Fund. It is a summary of certain information contained elsewhere in this Proxy Statement/ Prospectus, or incorporated by reference into this Proxy Statement/Prospectus. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read the prospectus for the Acquiring Fund.

THE REORGANIZATION

      BACKGROUND. Pursuant to the Reorganization Agreement (a form of which is attached hereto as Exhibit A), the Selling Fund will transfer all of its assets and all of its liabilities to the Acquiring Fund solely in exchange for shares of the Acquiring Fund. The Selling Fund will distribute the shares that it receives to its shareholders and will then be terminated. The result of the Reorganization is that shareholders of the Selling Fund will become shareholders of the Acquiring Fund. No sales charges will be imposed on shareholders in connection with the Reorganization.

      The Board of Trustees of the Trust, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, considered the proposed Reorganization at a meeting held on September 18, 2003. After a thorough review of all aspects of the Reorganization and for the reasons set forth below (see "Reasons for the Reorganization"), the Board has concluded that the Reorganization would be in the best interests of each Fund and its existing shareholders, and that the interests of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganization Agreement. THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION AGREEMENT.

      FEDERAL INCOME TAX CONSEQUENCES. The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization. If the Reorganization so qualifies, neither the Selling Fund nor its shareholders will recognize gain or loss as a result of the Reorganization. As a condition to the closing of the Reorganization, the Trust will receive an opinion from counsel to the Trust to that effect. No tax ruling from the Internal Revenue Service ("IRS") regarding the Reorganization has been requested. The opinion of counsel is not binding on the IRS and does not preclude the IRS from adopting a contrary position.

      DISTRIBUTIONS. Before the Reorganization, the Selling Fund expects to make distributions of certain ordinary income and capital gains, if any, to its shareholders.

THE TRUST

      The Trust is an open-end management investment company, which offers redeemable shares in different series. It was organized as a Delaware statutory trust on September 10, 1993. The Trust offers up to seven classes of shares:
Class N Shares, Class I Shares, Class C Shares, Class S Shares, Class R Shares, Class Y Shares and Class YS Shares. The seven classes differ with respect to minimum investment requirements, distribution fees and shareholder servicing costs, as set forth in the Trust's prospectuses. The Selling Fund and the Acquiring Fund each offer a single class of shares, Class N.

                       INVESTMENT MANAGEMENT & PERFORMANCE



INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

      This section will help you compare the investment objectives and policies of the Acquiring Fund with those of the Selling Fund. Please be aware that this is only a brief discussion. More complete information may be found in the Funds' prospectus.

      The investment objectives, policies and restrictions of the Funds differ. The Acquiring Fund seeks to provide long-term capital appreciation, and the Selling Fund seeks to provide total return. Under normal conditions, the Acquiring Fund invests at least 80% of its assets in a blended portfolio of growth and value stocks of small capitalization companies. The Acquiring Fund defines small capitalization companies as those with market capitalizations below $2.25 billion at the time of acquisition. In selecting securities for the Acquiring Fund, the portfolio manager looks for above-average earnings growth, unrecognized valuation, high-quality management and solid and improving fundamentals. Under normal conditions, the Selling Fund invests at least 80% of its assets in a representative sample of common stocks comprising the S&P SmallCap 600 Index, in an effort to provide investment results that correspond to or exceed the aggregate price and dividend performance of the S&P SmallCap 600 Index. In selecting securities for the Selling Fund, the portfolio managers select securities based on a range of criteria including a history of price volatility similar to the average beta of all stocks in the index, a price that is equal to or greater than that of the average price of stocks in the index, and a total capitalization equal to or greater than the average capitalization of stocks in the index.

      In the course of implementing its principal investment strategy, the Acquiring Fund may experience a relatively high turnover rate (over 150%). The Acquiring Fund may invest in real estate investment trusts (REITs), which are publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. As secondary investment strategies in seeking to achieve its investment objectives, each Fund may invest in commercial paper and securities of other investment companies, convertible securities, preferred stocks, derivatives (e.g., options, forwards, futures, and swaps) for hedging purposes, Rule 144A securities and U.S. government securities. Each Fund may also invest all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements, for temporary defensive reasons. The Acquiring Fund also may invest in foreign securities in the form of depositary receipts (e.g., ADRs, EDRs, and GDRs).

      As a result of the Reorganization, the Selling Fund shareholders will become shareholders of a Fund that, although diversified, may invest in a fewer number of stocks than other diversified funds, including the Selling Fund, and may be subject to additional risks, as discussed below. In addition, the Selling Fund uses an enhanced index strategy, while the Acquiring Fund is not managed relative to an index.

FEES AND EXPENSES


      The following comparative fee tables show the fees for the Acquiring Fund and the Selling Fund as of April 30, 2003. As indicated below, the net expenses of the Acquiring Fund (currently and following the Reorganization) are higher than the expenses of the Selling Fund. In addition, the management fee of the Acquiring Fund (currently and following the Reorganization) is higher than the management fee of the Selling Fund. The management fee for the combined fund after the Reorganization will be identical to the current fee schedule for the Acquiring Fund. The pro forma table shows the Acquiring Fund's fees and expenses, assuming that the Reorganization occurred on April 30, 2003.

                                SHAREHOLDER FEES

      You do not incur any sales loads or exchange or redemption fees.

      If you redeem Fund shares by wire, $20 will be deducted from the amount redeemed.

                            ANNUAL OPERATING EXPENSES
               (AS A PERCENTAGE OF AVERAGE NET ASSETS) (UNAUDITED)


      This table describes the indirect fees and expenses that you pay if you hold Fund shares.

                                                                   PRO FORMA -
                                  ABN AMRO/        ABN AMRO         ABN AMRO/
                                 TAMRO SMALL     SELECT SMALL      TAMRO SMALL
                                  CAP FUND        CAP FUND          CAP FUND
                                  --------        --------          --------

Management Fees............         0.90%           0.50%            0.90%
Distribution (12b-1) Fees..         0.25%           0.25%            0.25%
Other Expenses.............         0.32%           0.34%            0.24%

Total Expense Ratio........         1.47%           1.09%            1.39%
Fee Waivers................        (0.17)%          0.00%           (0.09)%

Net Expense Ratio..........         1.30%(1)        1.09%            1.30%(1)

(1) This reflects a continuation of TAMRO's contractual undertakings to waive management fees and/or reimburse expenses exceeding the limit shown. TAMRO is contractually obligated to waive management fees and/or reimburse expenses through February 28, 2005 at the rate shown in the table.

                                     EXAMPLE

      This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a Fund over the time periods shown and you redeem all of your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same as shown above. The example is for comparative purposes only and does not represent a Fund's actual or future expenses or returns.

              FUND                1 YEAR     3 YEARS     5 YEARS     10 YEARS
              ----                ------     -------     -------     --------
ABN AMRO/TAMRO Small Cap
  Fund(1).....................      $132       $448        $787      $1,743
ABN AMRO Select Small Cap Fund       111        347         601       1,329
Pro Forma - ABN AMRO/TAMRO
Small Cap(1)..................       132        431         752       1,661

(1) The first year in each period is based on net expenses. Remaining years are based on annual total Fund operating expenses.

INVESTMENT ADVISERS

      AAAM is an indirect, wholly-owned subsidiary of ABN AMRO Bank N.V. and the investment adviser to the Selling Fund. AAAM is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). AAAM, located at 161 North Clark Street, 12th Floor, Chicago, Illinois 60601 had approximately $______ billion in assets under management as of June 30, 2003. thinkorswim Advisors, Inc. ("thinkorswim"), formerly Sosnoff Sheridan Weiser Corporation, serves as subadviser of the Selling Fund pursuant to a sub-advisory agreement with AAAM. thinkorswim, located at 101 W. Brown Street, Birmingham, Michigan 48009, had approximately $________ in assets under management as of June 30, 2003.

      TAMRO is a subsidiary of ABN AMRO Asset Management Holdings, Inc. and the investment adviser to the Acquiring Fund. TAMRO is registered as an investment adviser under the Advisers Act. TAMRO, located at 1600 Duke Street, Alexandria, Virginia 22314, was founded in 2000. TAMRO had approximately $__________ in assets under management as of June 30, 2003.

PORTFOLIO MANAGER

         FUND NAME           PORTFOLIO MANAGER(S)      INVESTMENT EXPERIENCE
         ---------           --------------------      ---------------------
ABN AMRO/TAMRO Small Cap    Philip D. Tasho, CFA       Portfolio Manager since
  Fund                                                 the Fund's inception in
                                                       November 2000; Chief
                                                       Investment Officer of
                                                       TAMRO; Vice President of
                                                       Chicago Capital
                                                       Management, an affiliate
                                                       of AAAM.  He leads the
                                                       team that is responsible
                                                       for the day-to-day
                                                       management of the Fund.
                                                       He serves as manager to
                                                       other series of ABN AMRO
                                                       Funds.

                                                       Most recently, Mr. Tasho
                                                       served as Chief
                                                       Executive Officer and
                                                       Chief Investment Officer
                                                       of Riggs Investment
                                                       Management Corp.
                                                       (RIMCO), from 1995 to
                                                       2000.  He has 23 years
                                                       of investment management
                                                       experience.  He received
                                                       his MBA from George
                                                       Washington University.
                                                       He is a Chartered
                                                       Financial Analyst,
                                                       Charter Holder.
ABN AMRO Select Small       Managed by a team of
  Cap Fund                  investment professionals
                            at thinkorswim, the
                            subadviser.

INVESTMENT ADVISORY FEES

      The following table compares management fees paid to the investment adviser for the Acquiring Fund and the Selling Fund. The table shows fees before any waivers or reimbursements and fees after any waivers or reimbursements. The fees shown are as of April 30, 2003.

           ACQUIRING FUND             FEE                SELLING FUND                 FEE
           --------------             ---                ------------                 ---
ABN AMRO/TAMRO Small Cap Fund                    ABN AMRO Select Small Cap Fund
  Total...........................    0.90%      Total...................            0.50%
  Net.............................    0.73%(1)   Net.....................            0.50%

(1) Net fees are based on the investment adviser's contractual agreement to limit fees through February 28, 2005.

RULE 12B-1 DISTRIBUTION PLAN

      To pay for the cost of promoting shares of the Funds and servicing shareholder accounts, the Funds have adopted a Rule 12b-1 distribution plan for their Class N Shares. Under the plan, an annual fee of not more than 0.25% may be paid out of each Fund's average daily net assets attributable to Class N Shares to reimburse the Fund's distributor for expenses it incurs in connection with the distribution of Class N Shares and for shareholder services.

PERFORMANCE

      The following table shows the Funds' average annual total returns over different periods and shows how the Funds' performance compares with relevant broad-based market indices. The performance of the Funds and the indices vary over time, and past performance (before and after taxes) is not necessarily indicative of future results. The figures assume reinvestment of dividends and distributions.

                           AVERAGE ANNUAL TOTAL RETURN
                 FOR THE PERIODS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                                 SINCE
                 FUND                    1 YEAR     2 YEARS      5 YEARS      INCEPTION(1)
                 ----                    ------     -------      -------      ------------
ABN AMRO/TAMRO Small Cap Fund(2)
   Return Before Taxes ............      2.14%       4.79%         N/A           12.41%
   Return After Taxes on
     Distributions ................      2.14%        N/A          N/A           12.23%
   Return After Taxes on
     Distributions and Sale of Fund
     Shares .......................      1.31%        N/A          N/A           10.01%
ABN AMRO Select Small Cap Fund(2)
   Return Before Taxes ............     (3.23)%      1.22%        2.64%           3.55%
   Return After Taxes on
     Distributions ................     (3.23)%       N/A         1.26%           2.16%
   Return After Taxes on
     Distributions and Sale of Fund
     Shares .......................     (1.98)%       N/A         1.69%           2.43%
Benchmark Index for ABN AMRO/TAMRO
  Small Cap Fund -- Russell 2000
  Index(3) ........................     (1.64)%     (5.18)%       0.97%           1.65%
Benchmark Index for ABN AMRO/TAMRO
  Small Cap Fund -- Lipper
  Small-Cap Core
  Fund Index(3) ...................     (2.37)%     (3.66)%       2.98%           3.22%
Benchmark Index for ABN AMRO Select
  Small Cap Fund -- S&P Small Cap
  600 Index(3) ....................     (3.26)%     (1.51)%       3.79%           3.79%
Benchmark Index for ABN AMRO Select
  Small Cap Fund -- Lipper
  Small-Cap Core
  Fund Index(3) ...................     (2.37)%     (3.66)%       2.98%           2.98%

(1) The Acquiring Fund's inception was November 30, 2000. The Selling Fund's inception was June 22, 1998. The Acquiring Fund's Benchmark Index data computed from November 30, 2000. The Selling Fund's Benchmark Index data computed from June 30, 1998.

(2) Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, performance would have been reduced.

(3)   Reflects no deduction for taxes, expenses or fees.

                  PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

      THERE ARE NO DIFFERENCES BETWEEN SHAREHOLDER SERVICES OF THE ACQUIRING FUND AND SELLING FUND.

      PURCHASE PROCEDURES. Class N shares may be purchased directly from the Trust by mail, telephone, wire or Internet. Class N shares may also be purchased through broker-dealers, banks and trust departments.

      The minimum initial purchase requirement for Class N shares is $2,500 for regular accounts and $500 for individual retirement accounts and custodial accounts for minors. Class N shares purchased through regular deductions from a checking account (i.e., Automatic Investment Plan) may be purchased for a minimum investment of $50 per month.

      Fund shares may be purchased on any business day at a price per share equal to the Net Asset Value ("NAV") next determined after the Funds or an authorized broker or designee receives a purchase order. The NAV of each Fund is calculated once each business day as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time). The NAV per share is calculated by dividing the total market value of each Fund's investments and other assets, less any liabilities, by the total outstanding shares of that Fund or class, as applicable.

      EXCHANGE PRIVILEGES. Shareholders may exchange shares of one Fund for the same class of shares of another Fund. Exchanges may be made by mail, telephone (if the Class N shareholder has selected this option) or Internet on any business day. The exchange price is the NAV next determined after the Funds or an authorized broker or designee receives the exchange request. Exchanges to open new accounts must meet the minimum initial purchase requirements. The Funds or an authorized broker or designee may require a written exchange request with a Medallion Signature Guarantee from an eligible guarantor (a notarized signature is not sufficient) for any exchanges of more than $50,000. The Funds or an authorized broker or designee may limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

      REDEMPTION PROCEDURES. Class N shareholders may redeem shares on any business day by mail, telephone, wire or Internet. The redemption price will be the NAV next determined after the Funds or an authorized broker or designee receives the redemption request. Redemptions of Class N shares also may be made through a Systematic Withdrawal Plan in amounts of $50 or more from each Fund. The Systematic Withdrawal Plan requires that a shareholder's account have a value of $50,000 or more. If a Class N shareholder's account balance drops below $50 due to redemptions, including redemptions made through a Systematic Withdrawal Plan, the Funds or an authorized broker or designee may redeem the shareholder's remaining shares and close the account. However, the shareholder will always be given at least 30 days' notice to give him time to add to his account and avoid an involuntary redemption or transfer, as the case may be.

      If the shareholder's address of record has changed within the last 30 days, the redemption request exceeds $50,000 or the shareholder requests that proceeds be sent to an address or an account that is different from the address of record, then the Funds or an authorized broker or designee may require a written redemption request with a Medallion Signature Guarantee from an eligible guarantor (a notarized signature is not sufficient).

      REDEMPTIONS IN KIND. Pursuant to Rule 18f-1 of the 1940 Act, the Funds have elected to pay redemption proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less. Because larger redemptions may be detrimental to existing shareholders, the Funds reserve the right to make higher payments in the form of certain marketable securities (a redemption in kind).

      A redemption in kind will consist of securities equal in value to a shareholder's shares. In the event that a redemption in kind were made, shareholders would probably have to pay brokerage costs to sell the securities distributed to them, as well as taxes on any gain from the sale.

      DIVIDEND POLICIES. The Funds declare and pay dividends, if any, quarterly. The Funds distribute capital gains, if any, at least annually in December. Shareholders will receive dividends and distributions in the form of additional shares unless they have elected to receive payment in cash.

                             PRINCIPAL RISK FACTORS

      Although both Funds emphasize domestic Small Cap equity securities, there are some differences in the risks of the Funds. Therefore, an investment in the Acquiring Fund may involve investment risks that are different in some respects from those of the Selling Fund. For a more complete discussion of the risks associated with the Funds, see the Funds' prospectus.

      You could lose money by investing in the Funds. Because the Acquiring Fund and the Selling Fund both invest in stocks of small-cap companies, an investment in the Acquiring Fund is subject to the same risks as an investment in the Selling Fund. Both Funds are subject to market risk, which is the risk that a Fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. Each Fund is subject to the greater risks involved with investing in securities of small cap companies, including the liquidity risk associated with such securities. Each Fund also is subject to the risk that growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. Each Fund is also subject to the risks of value investing, including buying stocks that are out of favor and that have valuation levels lower than growth stocks. The performance of each Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a Fund may underperform the stock market or its peers and could fail to meet its investment objective. Each Fund is also subject to the risk that its investments cannot be readily sold resulting in the Fund taking a lower price or not being able to sell the security at all. To the extent a Fund takes a temporary defensive position, it may not achieve its investment objective and following a defensive strategy could reduce the benefits from any market upswings.

      An investment in the Acquiring Fund is subject to some additional risks to which the Selling Fund is not subject. The Acquiring Fund's high portfolio turnover rates may result in a higher than average level of capital gains and will result in greater transaction costs, which can negatively impact the Fund's performance. In addition, the returns of the REITs in which the Acquiring Fund may invest may be adversely affected when interest rates are high or rising. The Acquiring Fund may invest in bonds and other fixed income securities rated by national rating agencies as below investment grade; these securities may be more vulnerable to bad economic news. The Acquiring Fund is subject to credit risk if the issuer of a security is not able to make principal and interest payments on a bond issue. The Acquiring Fund is also subject to the risk of rising interest rates, which will cause bond prices to fall. Although the Acquiring Fund is diversified, it may invest in a fewer number of stocks than other diversified funds and as a result may experience larger price swings. The Acquiring Fund may invest in the securities of foreign issuers in the form of depositary receipts, which involves special risks and considerations not typically associated with investing in U.S. companies. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies.

                   INFORMATION RELATING TO THE REORGANIZATION

      DESCRIPTION OF THE REORGANIZATION. The following summary is qualified in its entirety by reference to the Reorganization Agreement found in Exhibit A. The Reorganization Agreement provides for the Reorganization to occur on or about ____________, 2003.

      The Reorganization Agreement provides that all of the assets and liabilities of the Selling Fund will be transferred to the Acquiring Fund at ____ Eastern time on the Closing Date of the Reorganization. In exchange for the transfer of these assets and liabilities, the Acquiring Fund will simultaneously issue at the Effective Time of the Reorganization a number of full and fractional Class N shares to the Selling Fund equal in value to the aggregate NAV of the Selling Fund calculated as of the business day immediately prior to the Effective Time of the Reorganization.

      Following the transfer of assets and liabilities in exchange for the Acquiring Fund shares, the Selling Fund will distribute all the shares of the Acquiring Fund pro rata to its shareholders of record in complete liquidation. Shareholders of the Selling Fund owning shares at the Effective Time of the Reorganization will receive a number of Class N shares of the Acquiring Fund with the same aggregate value as the shareholder had in the Selling Fund immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of the Selling Fund's shareholders on the share records of the Acquiring Fund's transfer agent. Each account will receive its respective pro rata number of full and fractional shares of the Acquiring Fund due to the shareholders of the Selling Fund. The Selling Fund then will be terminated. The Acquiring Fund does not issue share certificates to shareholders. Shares of the Acquiring Fund to be issued will have no preemptive or conversion rights. No sales charges will be imposed in connection with the receipt of such shares by the Selling Fund's shareholders.

      The Reorganization Agreement contains customary representations, warranties and conditions. The Reorganization Agreement provides that the consummation of the Reorganization with respect to the Selling Fund and the Acquiring Fund is conditioned upon, among other things: (i) approval of the Reorganization by the Selling Fund's shareholders; and (ii) the receipt by the Trust of a tax opinion substantially to the effect that the Selling Fund, the Acquiring Fund, and the shareholders of the Selling Fund will not recognize any gain or loss for federal income tax purposes as a result of the Reorganization. The Reorganization Agreement may be terminated if, before the Closing Date, any of the required conditions have not been met, the representations and warranties are not true, or the Board of Trustees of the Trust determines that the Reorganization is not in the best interest of the shareholders of the Funds.

      DISTRIBUTION PRIOR TO REORGANIZATION. Under the Reorganization Agreement, the Selling Fund will declare and pay a dividend to its shareholders, prior to the Closing Date of the Reorganization, equal to the amount necessary to distribute all of the Selling Fund's investment company taxable income and net capital gains for the period up to the Closing Date. As a result, shareholders of the Selling Fund may receive a dividend, with associated tax liabilities, prior to the normal time for distribution of dividends. In addition, the amount of the dividend declared as a result of the Reorganization may vary from the amount that would have been calculated at a later date.

      COSTS OF REORGANIZATION. The Funds' reorganization expenses will be paid by AAAM and/or its affiliates. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) other related administrative or operational costs [including liquidation of portfolio holdings necessitated by the Reorganization]. The Funds will not pay any of these expenses.

      CERTAIN FEDERAL INCOME TAX MATTERS. The combination of the Selling Fund and the Acquiring Fund in the Reorganization is intended to qualify for U.S. federal income tax purposes as a reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended. If so, neither the Selling Fund nor its shareholders will recognize gain or loss as a result of the Reorganization; the tax basis of the Acquiring Fund shares received by Selling Fund shareholders will be the same as the basis of the Selling Fund shares exchanged; and the holding period of the Acquiring Fund shares received will include the holding period of the Selling Fund shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization. As a condition to the closing of the Reorganization, and subject to customary assumptions and such reasonable representations as the Funds are requested to make, the Trust will receive an opinion from counsel to the Trust substantially to that effect. No tax ruling from the IRS regarding the Reorganization has been requested. The opinion of counsel is not binding on the IRS and does not preclude the IRS from adopting a contrary position.

      THE SALE OF SECURITIES BY THE SELLING FUND BEFORE THE REORGANIZATION, WHETHER IN THE ORDINARY COURSE OF BUSINESS OR IN ANTICIPATION OF THE REORGANIZATION, COULD RESULT IN A TAXABLE CAPITAL GAINS DISTRIBUTION BEFORE THE REORGANIZATION. SHAREHOLDERS SHOULD

CONSULT THEIR OWN TAX ADVISERS CONCERNING THE POTENTIAL TAX CONSEQUENCES OF THE REORGANIZATION TO THEM, INCLUDING FOREIGN, STATE AND LOCAL TAX CONSEQUENCES.

      CAPITALIZATION. The following table sets forth the unaudited capitalizations of each Fund as of July 31, 2003 and the unaudited pro forma combined capitalization of the Acquiring Fund, assuming the Reorganization had taken place on July 31, 2003. The capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activity, as well as market fluctuations.

                                                           NET ASSET
                                                             VALUE          SHARES
              FUND                          NET ASSETS     PER SHARE      OUTSTANDING
              ----                          ----------     ---------      -----------
ABN AMRO/TAMRO Small Cap Fund.........     $53,286,451       $14.17      3,761,764.030
ABN AMRO Select Small Cap Fund........     $28,890,748       $ 9.73      2,969,173.290
Pro Forma - ABN AMRO/TAMRO Small Cap
  Fund................................     $82,177,199       $14.17      5,801,310.176


      REASONS FOR THE REORGANIZATION. At a meeting held on September 18, 2003, the Board of Trustees of the Trust, including the trustees who are not "interested persons" (within the meaning of the 1940 Act) (the "Independent Trustees"), were presented with information to assist them in evaluating the Reorganization. The Board considered, among other things: (a) the terms and conditions of the Reorganization (b) the compatibility of the Funds' objectives, limitations and policies; (c) performance history for the Funds; (d) pro forma and/or estimated expense ratios for the Acquiring Fund and any changes in fees or expenses to be paid or borne by shareholders of the Selling Fund (directly or indirectly) after the Reorganization; (e) the potential economies of scale to be gained from the Reorganization; (f) the fact that the Selling Fund shareholders are not expected to recognize any gain or loss for federal income tax purposes on their interest that is transferred to the Acquiring Fund; (g) any direct or indirect federal income tax consequences to the shareholders of the funds; (h) the fact that the Acquiring Fund will assume all of the liabilities of the Selling Fund; (i) the fact that the Reorganization expenses incurred by the Funds will be borne by AAAM and/or its affiliates (but not the Funds); (j) the changes in portfolio holding that would result from the Reorganization; and (k) the fact that services to be provided to shareholders of the Selling Fund after the Reorganization would remain the same. The Board, including all of the Independent Trustees, considered the above information, as well as other information, as part of their deliberations.

      At the meeting, the Board, including all of the Independent Trustees, determined that the Reorganization is in the best interests of the Selling Fund and its shareholders and that the interests of the Selling Fund shareholders will not be diluted as a result of the Reorganization. The Board, including all of the Independent Trustees, also determined that the Reorganization is in the best interests of the Acquiring Fund and its shareholders and that the interests of the Acquiring Fund shareholders will not be diluted as a result of the Reorganization.

      The Board, including the Independent Trustees, concluded that the proposed Reorganization was the best course available to the Selling Fund from among the possible alternatives, including liquidation. In reaching that conclusion, the Board noted the small size of the Selling Fund and the limited prospects of future growth. The Board also noted that the Funds would not bear any expenses in connection with the Reorganization. In addition, the Board considered the fact that shareholders would be moving from a passive investment strategy to an active strategy, and noted the superior investment performance of the Acquiring Fund as compared to the Selling Fund. The Board specifically considered the amount by which the Acquiring Fund outperformed the Selling Fund over various periods of time and noted that historically, the outperformance had been significantly greater than the differential in total expenses between the Funds. Although future performance cannot be known, based upon the amount of the differential in fees and the historic outperformance by the Acquiring Fund, the Board concluded that it was more likely that shareholders would have a greater net return through investing in the Acquiring Fund than they would have with the Selling Fund.

      In light of the investment performance of the Selling Fund and its limited growth prospects, the Board concluded that it was reasonable for the Selling Fund to reorganize into a fund with a higher advisory fee and overall expenses. Based upon a review of investment advisory fees and expenses charged by peer funds and other information, the Board has previously concluded that the advisory fee and overall expenses paid by the Acquiring Fund were reasonable. Based upon the Board's belief that the Acquiring Fund will likely experience better investment performance and the fact that the Funds will not bear any reorganization costs associated with the Reorganization, the Board, including all the Independent Trustees, concluded that the interests of existing shareholders would not be diluted as a result of the Reorganization.

      BASED ON THIS INFORMATION, THE BOARD RECOMMENDS THAT THE SHAREHOLDERS OF ABN AMRO SELECT SMALL CAP FUND APPROVE THE REORGANIZATION.

                               SHAREHOLDER RIGHTS

      IN THE AREA OF SHAREHOLDER RIGHTS, THERE ARE NO MATERIAL DIFFERENCES BETWEEN THE ACQUIRING FUND AND SELLING FUND.

      GENERAL. The Trust is an open-end management investment company established as a Delaware statutory trust pursuant to a Trust Instrument dated September 8, 1993. The Trust is also governed by its By-Laws and applicable Delaware law.

      SHARES. The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, the Trust consists of over 27 separate investment series offering up to seven classes of shares: Class N Shares, Class I Shares, Class C Shares, Class S Shares, Class R Shares, Class Y Shares and Class YS Shares. The seven classes differ with respect to minimum investment requirements, distribution fees and shareholder servicing costs, as set forth in the prospectuses. The shares of the Funds have no preference as to conversion features, exchange privileges or other attributes, and have no preemptive rights. The Funds offer Class N Shares only.

      VOTING RIGHTS. On any matter submitted to a vote of shareholders, all shares entitled to vote are voted on by individual series or class, except that:
(i) when so required by the 1940 Act, then shares are voted in the aggregate and not by individual series or class; and (ii) when the trustees of the Trust have determined that the matter only affects the interest of one or more series or class, then only shareholders of such series or class are entitled to vote.

      SHAREHOLDER MEETINGS. The Trust is not required to hold annual meetings of shareholders, but may hold special meetings of shareholders under certain circumstances. A special meeting of shareholders may be called at any time by the trustees or on the written request of shareholders owning at least one-tenth of the outstanding shares entitled to vote.

      ELECTION AND TERM OF TRUSTEES. The Trust's affairs are supervised by the trustees under the laws governing statutory trusts in the State of Delaware. Subject to 1940 Act requirements, trustees may be elected by shareholders or appointed by the Board. Under the Trust's By-Laws, trustees hold office until the end of the fiscal year in which the trustee attains 72 years of age, until their successors are duly elected and qualified, or until their death, removal or resignation. A trustee may be removed at any time by written instrument signed by at least two-thirds of the number of trustees prior to such removal or by a vote of shareholders owning at least two-thirds of the outstanding shares.

      SHAREHOLDER LIABILITY. Pursuant to Delaware law and the Trust's Trust Instrument, shareholders of the Funds generally are not personally liable for the acts, omissions or obligations of the trustees or the Trust.

      TRUSTEE LIABILITY. Pursuant to Delaware law and the Trust's Trust Instrument, trustees are not personally liable to any person other than the Trust and the shareholders for any act, omission or obligation of the Trust or another trustee. Pursuant to the Trust's Trust Instrument, a trustee is not personally liable for any act or omission he or she takes while acting as a trustee or for any act or omission of any other person or party, except that a trustee is not protected against liability to the Trust or to shareholders resulting from his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved as a trustee. The Trust generally indemnifies trustees against all liabilities and expenses incurred by reason of being a trustee, except for liabilities and expenses arising from the trustee's willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties as a trustee.

      THE FOREGOING IS ONLY A SUMMARY OF CERTAIN RIGHTS OF SHAREHOLDERS OF THE FUNDS UNDER THE TRUST'S CHARTER DOCUMENTS, BY-LAWS AND STATE LAW, AND IS NOT A COMPLETE DESCRIPTION OF PROVISIONS CONTAINED IN THOSE SOURCES. SHAREHOLDERS SHOULD REFER TO THE PROVISIONS OF THOSE DOCUMENTS AND STATE LAW DIRECTLY FOR A MORE THOROUGH DESCRIPTION.

                             ADDITIONAL INFORMATION

      Information concerning the operation and management of the Funds is included in the current prospectus relating to the Funds, which is incorporated herein by reference insofar as such prospectus relates to the Funds participating in the Reorganization and a copy of which accompanies this Proxy Statement/Prospectus. Additional information about the Funds is included in the SAI for the Funds dated March 1, 2003, as amended June 30, 2003, which is available upon request and without charge by calling 1-800-992-8151.

      The Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the SEC's regional offices in New York at 233 Broadway, New York, New York 10279 and in Chicago at 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604. Copies of such items can be obtained from the Public Reference Branch, Office of Consumer Affairs, SEC, Washington, D.C. 20549 at prescribed rates.

      INTEREST OF CERTAIN PERSONS IN THE REORGANIZATION. ABN AMRO Bank N.V. may be deemed to have an interest in the Reorganization because certain of its subsidiaries provide investment advisory services to the Funds pursuant to advisory agreements with the Funds. Future growth of the Funds can be expected to increase the total amount of fees payable to these subsidiaries and to reduce the number of fees required to be waived to maintain total fees of the Funds at agreed-upon levels.

      FISCAL YEAR END AND FINANCIAL STATEMENTS. The fiscal year end of each Fund is October 31.

      The financial statements of the Funds contained in the Funds' annual report to shareholders for the fiscal year ended October 31, 2002 have been audited by Ernst & Young LLP, their independent auditor. The financial statements of the Funds contained in the Funds' semi-annual report to shareholders for the period ended April 30, 2003 are not audited and are provided as a supplement to the audited financial statements in the annual report to shareholders. These financial statements for the Funds are incorporated by reference into this Proxy Statement/Prospectus insofar as such financial statements relate to the Funds participating in the Reorganization, and not to any other Funds or any other information described therein. The Funds will furnish, without charge, a copy of their most recent semi-annual report succeeding such annual report, if any, on request. Requests should be directed to the Funds at P.O. Box 9765, Providence, Rhode Island 02940, or by calling 1-800-992-8151.

      THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION.

                                 VOTING MATTERS

      GENERAL INFORMATION. This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Trust. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the Trust may also solicit proxies by telephone, facsimile, Internet or in person. The cost of solicitation will be borne by AAAM and/or its affiliates.

      VOTING RIGHTS AND REQUIRED VOTE. Shareholders of the Selling Fund are entitled to one vote for each full share held and fractional votes for fractional shares. One-third of the shares of the Fund entitled to vote, present in person or by proxy, constitutes a quorum. Approval of the Reorganization with respect to the Selling Fund requires the vote of a majority of the shares of the Selling Fund entitled to vote on the approval, present in person or by proxy. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Trust a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

      Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Reorganization. It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies. For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Reorganization.

      If sufficient votes in favor of the proposals set forth in the Notice of the Special Meeting are not received by the time scheduled for the Meeting, the shareholders present in person or by proxy at the Meeting and entitled to vote at the Meeting, whether or not sufficient to constitute a quorum, may adjourn the Meeting. Persons named as proxies will vote in favor of adjournment if they determine that adjournment and additional solicitation is reasonable and in the interests of shareholders. Any business that might have been transacted at the Meeting originally called may be transacted at any such adjourned session(s) at which a quorum is present. The costs of any additional solicitation and of any adjourned session(s) will be borne by AAAM and/or its affiliates.

      RECORD DATE AND OUTSTANDING SHARES. Only shareholders of record of the Selling Fund at the close of business on _________, 2003 (the "Record Date") are entitled to notice of and to vote at the Meeting and any postponement or adjournment thereof. At the close of business on the Record Date, __________ shares of the Selling Fund were outstanding and entitled to vote.

         SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

      ACQUIRING FUND. As of the Record Date, the officers and trustees of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Acquiring Fund. As of the Record Date, to the best of the knowledge of the Trust, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Acquiring Fund:

                                                 PERCENTAGE        TYPE OF
     NAME AND ADDRESS             FUND            OWNERSHIP       OWNERSHIP
     ----------------             ----            ---------       ---------
     [ABN AMRO Pension Plan]

      If [ABN AMRO Pension Plan] votes shares over which it has voting discretion, it will do so in accordance with its fiduciary and legal obligations.

      SELLING FUND. As of the Record Date, the officers and trustees of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Selling Fund. As of the Record Date, to the best of the knowledge of the Trust, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Selling Fund:


                                                   PERCENTAGE      TYPE OF
     NAME AND ADDRESS              FUND            OWNERSHIP      OWNERSHIP
     ----------------              ----            ---------      ---------


      EXPENSES. In order to obtain the necessary quorum at the Meeting, additional solicitations may be made by mail, telephone, telegraph, facsimile or personal interview by representatives of the Trust, AAAM and/or their affiliates or service providers. The estimated cost of initial and any additional solicitation is approximately $________. All costs of solicitation (including the printing and mailing of this proxy statement, meeting notice and form of proxy, as well as any necessary supplementary solicitations) will be paid by AAAM and/or its affiliates. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

                                 OTHER BUSINESS

      The Board of Trustees of the Trust knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                              SHAREHOLDER INQUIRIES

      Shareholder inquiries may be addressed to the Trust in writing at P.O. Box 9765, Providence, Rhode Island 02940, or by calling 1-800-992-8151.

      SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE USING THE METHODS DESCRIBED ON THE ENCLOSED PROXY CARD.

                                        By Order of the Board of Trustees,


                                        Kenneth C. Anderson
                                        President
                                        ABN AMRO Funds






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                                                                       EXHIBIT A
                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of
this      day of           , 2003, by and between ABN AMRO Funds, a Delaware
business trust (the "Trust"), on behalf of the ABN AMRO/TAMRO Small Cap Fund, (the "Acquiring Fund"), and on behalf of ABN AMRO Select Small Cap Fund (the "Selling Fund" and, together with the Acquiring Fund, the "Funds").

     This Agreement is intended to be, and is adopted as, a Plan of Reorganization within the meaning of section 368 of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Selling Fund in exchange for Class N voting shares of beneficial interest, no par value per share, of the Acquiring Fund ("Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of all of the liabilities of the Selling Fund; and (iii) the distribution of the Acquiring Fund Shares to the shareholders of the Selling Fund and the complete liquidation of the Selling Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

     WHEREAS, each Fund is a separate series of the Trust, and the Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act");

     WHEREAS, the Board of Trustees of the Trust has determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and

     WHEREAS, the Board of Trustees of the Trust has determined that the Reorganization, with respect to the Selling Fund, is in the best interests of the Selling Fund and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the Reorganization.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                   ARTICLE I

        TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR ACQUIRING
                FUND SHARES AND LIQUIDATION OF THE SELLING FUND


     1.1 THE EXCHANGE. The Selling Fund agrees to transfer all of its assets, as set forth in Section 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees: (i) to deliver to the Selling Fund the number of full and fractional Acquiring Fund Shares, computed in the manner set forth in Section 2.3; and (ii) to assume all of the liabilities of the Selling Fund, as set forth in Section 1.3. Such transactions shall take place at the Effective Time provided for in Section 3.1.

     1.2 ASSETS TO BE TRANSFERRED. The Selling Fund shall transfer all of its assets to the Acquiring Fund, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

     The Selling Fund will, within a reasonable period of time before the Closing Date, furnish the Acquiring Fund with a list of the Selling Fund's portfolio securities and other investments. The Acquiring Fund will, within a reasonable time before the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to above that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund, if requested by the Acquiring Fund, will dispose of securities on the Acquiring Fund's list before the Closing Date. In addition, if it is determined that the portfolios of the Selling Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with


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respect to such investments, the Selling Fund, if requested by the Acquiring
Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund's trustees or investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would violate their fiduciary duties to the Selling Fund's shareholders.

     1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations to the extent possible before the Closing Date. Notwithstanding the foregoing, any liabilities not so discharged shall be assumed by the Acquiring Fund, which assumed liabilities shall include all of the Selling Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement.

     1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"): (a) the Selling Fund will distribute in complete liquidation of the Selling Fund, pro rata to its shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), all of the Acquiring Fund Shares received by the Selling Fund pursuant to Section 1.1 together with any other assets it then holds; and (b) the Selling Fund will thereupon proceed to dissolve and terminate as set forth in Section 1.7 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Selling Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

     1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued to the Selling Fund, in an amount equal in value to the aggregate net asset value of the Selling Fund as set forth in Section 2.3, to be distributed to Selling Fund Shareholders.

     1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 TERMINATION. The Selling Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to Section 1.4.


                                   ARTICLE II

                                   VALUATION

     2.1 VALUATION OF ASSETS. The value of the Selling Fund's net assets shall be the value of such assets on the business day immediately prior to the Closing Date (such time and date being hereinafter called the "Valuation Date"), after the declaration and payment of any dividends on that date, using the valuation procedures set forth in the Trust's Trust Instrument and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

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

     2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed on the Valuation Date, using the valuation procedures set forth in the Trust's Trust Instrument and the Acquiring Fund's then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

     2.3 SHARES TO BE ISSUED. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Selling Fund's net assets, shall be determined by dividing the Selling Fund's net assets determined in accordance with Section 2.1, by the Acquiring Fund's net asset value per share determined in accordance with Section 2.2.

     2.4 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Selling Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or
(b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

                                  ARTICLE III

                            CLOSING AND CLOSING DATE

     3.1 CLOSING DATE. The Closing Date shall be ____________, 2003 or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place immediately prior to the Closing Date unless otherwise provided. The Closing shall be held as of ____ a.m. Eastern time (the "Effective Time") at the offices of PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, or at such other time and/or place as the parties may agree.

     3.2 CUSTODIAN'S CERTIFICATE. PFPC Trust Company, as custodian for the Selling Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Selling Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

     3.3 TRANSFER AGENT'S CERTIFICATE. PFPC Inc., as transfer agent for the Selling Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Selling Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause PFPC Inc., its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1 REPRESENTATIONS OF THE SELLING FUND. The Trust, on behalf of the Selling Fund, represents and warrants as follows:

          (a) The Trust is a voluntary association duly organized, validly existing and in good standing under the laws of the State of Delaware.

          (b) The Selling Fund is a separate series of the Trust duly authorized in accordance with the applicable provisions of the Trust's Trust Instrument.

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

          (c) The Trust is registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

          (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not, result in the violation of any provision of the Trust's Trust Instrument or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

          (e) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, the Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date.

          (f) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

          (g) The financial statements of the Selling Fund as of October 31, 2002, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of October 31, 2002, and there are no known contingent liabilities of the Selling Fund as of such date that are not disclosed in such statements.

          (h) Since the date of the financial statements referred to in subsection (g) above, there have been no material adverse changes in the Selling Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business). For the purposes of this subsection (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

          (i) All federal, state, local and other tax returns and reports of the Selling Fund required by law to be filed, have been filed. All federal, state, local and other taxes (together with any interest, penalties or additions to tax related thereto) required to be paid (whether or not a return or report is required) have been paid or provision shall have been made for their payment. To the best of the Selling Fund's knowledge, no tax authority is currently auditing or preparing to audit the Selling Fund, and no assessment has been asserted against the Selling Fund.

          (j) All issued and outstanding shares of the Selling Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Selling Fund's transfer agent as provided in Section 3.3. The Selling Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, and has no outstanding securities convertible into any of the Selling Fund shares.

          (k) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to Section 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets, so that the Acquiring Fund will acquire good and marketable title thereto.

          (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund. Subject to approval by the Shareholders of the Selling Fund, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

          (m) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in
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

     connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

          (n) From the effective date of the Registration Statement (as defined in Section 5.7), through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Trust with respect to the Selling Fund for use in the Proxy Materials (as defined in Section 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

          (o) For each taxable year of its operations, including the short taxable year ending with the Closing Date, the Selling Fund has been treated for federal income tax purposes as a separate corporation pursuant to section 851(g) of the Code.

          (p) For each taxable year of its operations, including the short taxable year ending with the Closing Date, the Selling Fund has elected to qualify, and has qualified, as a "regulated investment company" (a "RIC") under the Code.

     4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Trust, on behalf of the Acquiring Fund, represents and warrants as follows:

          (a) The Trust is a voluntary association, duly organized, validly existing and in good standing under the laws of the State of Delaware.

          (b) The Acquiring Fund is a separate series of the Trust duly authorized in accordance with the applicable provisions of the Trust's Trust Instrument.

          (c) The Trust is registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

          (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not, result in a violation of the Trust's Trust Instrument or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

          (e) No litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

          (f) The financial statements of the Acquiring Fund as of October 31, 2002 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of October 31, 2002, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

          (g) Since the date of the financial statements referred to in subsection (f) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business). For the purposes of this subsection (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

          (h) All federal, state, local and other tax returns and reports of the Acquiring Fund required by law to be filed, have been filed. All federal, state, local and other taxes (together with any interest, penalties, or additions to tax related thereto) required to be paid (whether or not a return or report is required) have been paid or provision shall have been made for their payment. To the best of the Acquiring Fund's knowledge, no tax authority is currently auditing or preparing to audit the Acquiring Fund, and no assessment has been asserted against the Acquiring Fund.

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          (i) All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

          (j) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

          (k) The Acquiring Fund Shares to be issued and delivered to the Selling Fund for the account of the Selling Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

          (l) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

          (m) From the effective date of the Registration Statement (as defined in Section 5.7), through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Trust with respect to the Acquiring Fund for use in the Proxy Materials (as defined in Section 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

          (n) For each taxable year of its operations, the Acquiring Fund has been treated for federal income tax purposes as a separate corporation pursuant to section 851(g) of the Code.

          (o) For each taxable year of its operations, the Acquiring Fund has elected to qualify, has qualified and intends to continue to qualify as a RIC under the Code.

          (p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                   ARTICLE V

                             COVENANTS OF THE FUNDS

     5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund will operate their respective businesses in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include without limitation customary dividends and distributions, any other distribution necessary or desirable to avoid federal income or excise taxes, and shareholder purchases and redemptions.

     5.2 APPROVAL OF SHAREHOLDERS. The Trust will call a special meeting of the shareholders of the Selling Fund to consider and act upon this Agreement (or transactions contemplated thereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

     5.3 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

     5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund's shares.


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     5.5  FURTHER ACTION.  Subject to the provisions of this Agreement, each
Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

     5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of section 381 of the Code, and which will be certified by the Trust's Treasurer.

     5.7 PREPARATION OF REGISTRATION STATEMENT AND PROXY MATERIALS. The Trust will prepare and file with the Securities and Exchange Commission (the "Commission") a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Selling Funds (the "Registration Statement"). The Registration Statement shall include a proxy statement and a prospectus of the Acquiring Fund relating to the transactions contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the proxy statement (the "Proxy Materials"), for inclusion therein, in connection with the meeting of the shareholders of the Selling Fund to consider the approval of this Agreement and the transactions contemplated herein.

                                   ARTICLE VI

             CONDITION PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

     The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject to the following condition:

     6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of that Closing Date. The Acquiring Fund shall have delivered to the Selling Fund a certificate executed in the Acquiring Fund's name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

                                  ARTICLE VII

           CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject to the following conditions:

     7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Selling Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Selling Fund's name by the Trust's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

     7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust.


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

                                  ARTICLE VIII
                          FURTHER CONDITIONS PRECEDENT

     The obligations of the Selling Fund and the Acquiring Fund hereunder shall also be subject to the following conditions:

     8.1 This Agreement and the transactions contemplated herein, with respect to the Selling Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with applicable law and the provisions of the Trust's Trust Instrument and By-Laws. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the condition set forth in this Section 8.1.

     8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

     8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained.

     8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 The Selling Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Selling Fund's investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludible from gross income under section 103(a) of the Code over its deductions disallowed under sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before such Closing Date and all of its net capital gains realized in all taxable periods ending on or before such Closing Date (after reduction for any capital loss carry forward).

     8.6 The Trust shall have received on the Closing Date an opinion from Vedder, Price, Kaufman & Kammholz, P.C., counsel to the Trust, dated as of the Closing Date, covering the following points:

          (a) Each Fund is a legally designated, separate series of the Trust, and the Trust is a business trust, validly existing under the laws of the State of Delaware, which, to such counsel's knowledge, has the power to own all of its properties and assets and to carry on its business as presently conducted.

          (b) The Trust is registered as an investment company under the 1940 Act, and, to such counsel's knowledge and without independent investigation, such registration under the 1940 Act is in full force and effect.

          (c) Assuming that consideration in an amount not less than the net asset value of the shares of the Selling Fund, as of the time of such shares' issuance, has been paid, and assuming that the shares of the Selling Fund were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are validly issued, fully paid and non-assessable.

          (d) Assuming that the Acquiring Fund Shares have been issued in accordance with the terms of this Agreement, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be validly issued, fully paid and non-assessable.

          (e) The Registration Statement is effective and to such counsel's knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel and without independent investigation, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Funds of the transactions contemplated herein, except as have been obtained.

          (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Trust's Trust Instrument (assuming approval of Selling Fund Shareholders has been obtained) or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which a Fund is a party or by which a Fund or any of its properties may be bound.

     Such opinion shall be based on customary assumptions and representations as Vedder, Price, Kaufman & Kammholz, P.C. may reasonably request, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.

     8.7 The Trust shall have received an opinion of Vedder, Price, Kaufman & Kammholz, P.C. addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes with respect to the Reorganization:

          (a) The transfer of all of the Selling Fund's assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Selling Fund (followed by the distribution of Acquiring Fund Shares to the Selling Fund Shareholders in complete dissolution and liquidation of the Selling Fund) will constitute a "reorganization" within the meaning of section 368(a) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code.

          (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund.

          (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to the Selling Fund Shareholders in exchange for such shareholders' shares of the Selling Fund.

          (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for Acquiring Fund Shares in the Reorganization.

          (e) The aggregate tax basis of the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder, provided such Selling Fund shares are held as capital assets at the time of the Reorganization.

          (f) The tax basis of the Selling Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately before the Reorganization. The holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

     Such opinion shall be based on customary assumptions and such representations as Vedder, Price, Kaufman & Kammholz, P.C. may reasonably request, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the condition set forth in this Section 8.7.

                                   ARTICLE IX
                                    EXPENSES

     9.1 ABN AMRO Asset Management (USA) LLC and/or affiliated persons thereof will pay all expenses associated with the Reorganization. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs. The Funds will not pay any of these expenses.

     9.2 Each party represents and warrants to the other that there is no person or entity entitled to receive any broker's fees or similar fees or commission payments in connection with the transactions provided for herein.

                                   ARTICLE X
                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 The parties agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI
                                  TERMINATION

     11.1 This Agreement may be terminated by the mutual agreement of the parties and such termination may be effected by the parties' President or a Vice President without further action by the Trust's Board of Trustees. In addition, either party may at its option terminate this Agreement at or before the Closing Date due to:

          (a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

          (b) a condition precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

          (c) a determination by the Trust's Board of Trustees that the consummation of the transactions contemplated herein is not in the best interest of either Fund.

     11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Trust, or their respective Trustees or officers.

                                  ARTICLE XII
                                   AMENDMENTS

     12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Trust as specifically authorized by its Board of Trustees; provided, however, that following the meeting of the shareholders of the Selling Fund called by the Selling Fund pursuant to Section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

                                  ARTICLE XIII
               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                            LIMITATION OF LIABILITY

     13.1 The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

     13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this section, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     13.5 It is expressly agreed that the obligations of the Funds hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Funds, as provided in the Trust Instrument of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of each Fund and signed by authorized officers of the Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Funds as provided in the Trust's Trust Instrument.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                            ABN AMRO FUNDS
                                            ON BEHALF OF ABN AMRO/TAMRO SMALL
                                            CAP FUND

                                            By:
                                            ------------------------------------
                                            Name: Kenneth C. Anderson
                                            Title:  President

ACKNOWLEDGED:
     By:
     -------------------------------------------------------

     Name:
     ---------------------------------------------------

     Title:
     -----------------------------------------------------

                                            ABN AMRO FUNDS
                                            ON BEHALF OF ABN AMRO SELECT SMALL
                                            CAP FUND

                                            By:
                                            ------------------------------------
                                            Name: Kenneth C. Anderson
                                            Title:  President

ACKNOWLEDGED:
     By:
     -------------------------------------------------------

     Name:
     ---------------------------------------------------

     Title:
     -----------------------------------------------------

                                                                       EXHIBIT B

                          ABN AMRO/TAMRO SMALL CAP FUND

                          PORTFOLIO MANAGER COMMENTARY
             (reproduced from Annual Report dated October 31, 2002)

                                                            PHILIP D. TASHO, CFA

Q.       How did the Fund perform during the fiscal year ended October 31, 2002?

A. For the twelve-month period ended October 31, 2002, ABN AMRO/TAMRO Small Cap Fund, Class N, returned - 1.59%. By comparison, the Fund's peer group, the Lipper Small-Cap Core Fund Index, produced a total return of - 9.10%, while the Fund's benchmark, the Russell 2000 Index, returned - 11.57%.

Q.       How did you view the market environment over the period?

A. Even though the ingredients for an economic recovery - subdued inflation, low interest rates and an accommodative Fed - were all in place, those positive attributes were more than offset by concerns over a potential war with Iraq and questions about the sustainability of strong consumer spending.

Q.       What factors contributed to the Fund's outperformance?

A. Of our three investment themes - restructuring, consolidation and new products - consolidation has been most prominent in this economic environment. With the onset of tighter corporate purse strings, companies have been investing less in research and development, which limits new products, and while a large number of companies are attempting to restructure, investors are far less willing to allow for the missteps and setbacks that often accompany restructuring. Consolidation, however, has continued, with a number of companies taking advantage of the weak economic environment to acquire competitors at bargain prices.

         One major reason for our outperformance during the period was our large overweight in consumer discretionary companies. With consumer spending acting as the bedrock of the economy, many of the restaurants and retailers in our portfolio benefited. Housing stocks, like KB Home (2.79%), benefited from the continued strength of the housing market.

         We're particularly excited about some of the new additions to the portfolio. AMN Healthcare (1.32%) is the largest provider of traveling nurses in the U.S. This company's stock has fallen to attractive levels as its growth rate has slowed from more than 50% to a more sustainable 15-25%. In addition to having the largest market share in the industry, the company has a clean balance sheet and is generating free cash flow. The Scotts Company (1.11%) is the dominant marketer of garden products, with brands such as Scotts, Miracle-Gro and Roundup. The company's strong marketing, combined with a demographic shift toward household activities, is leading to healthy earnings gains.

         The sector weightings that result from our bottom-up stock picking style indicate where we find value. Consumer discretionary, financials and technology are currently the most heavily weighted sectors in the portfolio, while we are most underweight in utilities, telecommunications and materials. Thematically, the portfolio is weighted 62% in consolidation, 24% in restructuring and 14% in new products.

Q.       What is your outlook?

A. We remain optimistic that the economy is beginning to emerge from its slow-down, but continue to believe that the recovery will be more muted than those in the past. Pent-up consumer demand has typically been a key driver of economic recoveries, but with consumers maintaining high levels of spending throughout the slow-down, pent-up demand is likely to be weak. Without a new surge in consumer spending, we suspect that a slow, gradual recovery is most likely. A rebound in the global marketplace, which has been almost uniformly weak, could help accelerate growth in the United States.

                                 ABN AMRO/TAMRO

                                 SMALL CAP FUND
                                GROWTH OF $10,000

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                TAMRO Small                                    Lipper Small-Cap
                 Cap Fund           Russell 2000 Index         Core Fund Index
11/30/00         10000                   10000                      10000
04/30/01         11460                   10947                      10945
10/31/01         10774                    9729                      10220
04/30/02         13928                   11678                      12229
10/31/02         10603                    8603                       9289

- TAMRO Small Cap Fund -- $10,603

- Russell 2000 Index -- $8,603

- Lipper Small-Cap Core Fund Index -- $9,289

This chart compares a $10,000 investment made in the Fund on its inception date to $10,000 investments made in the indices (Russell 2000 Index and Lipper Small-Cap Core Fund Index) on that date. All dividends and capital gains are reinvested. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus.

Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

Past performance is not indicative of future performance. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed may be worth more or less than their original cost. Indices are unmanaged and investors cannot invest in them.

                                              AVERAGE ANNUAL
                                               TOTAL RETURN
                                               ------------
                    One Year                     (1.59)%
                    Five Year                      N/A
                    Since Inception               3.10%

MARCH 1, 2003

 CLASS N SHARES

[LOGO] ABN-AMRO Funds

   Prospectus

ABN AMRO Asset Management (USA) LLC - Chicago Capital Management, Inc.
Montag & Caldwell, Inc. - TAMRO Capital Partners LLC - Veredus Asset Management LLC
                                                                  ABN AMRO Funds

                                                The Securities and Exchange
                                                Commission has not approved or
                                                disapproved these or any
                                                mutual fund's shares or
                                                determined if this prospectus
                                                is accurate or complete. Any
                                                representation to the contrary
                                                is a crime.

EQUITY FUNDS

Large-Cap
ABN AMRO Growth Fund (formerly, ABN
   AMRO/Chicago Capital Growth Fund)
ABN AMRO/Montag & Caldwell Growth Fund
ABN AMRO/TAMRO Large Cap Value Fund
ABN AMRO Value Fund

Multi-Cap and Mid-Cap
ABN AMRO/Veredus Select Growth Fund
ABN AMRO Mid Cap Fund (formerly, ABN
   AMRO/Talon Mid Cap Fund)

Small-Cap
ABN AMRO/TAMRO Small Cap Fund
ABN AMRO/Veredus Aggressive Growth Fund

Enhanced Index
ABN AMRO Select Small Cap Fund

Sector
ABN AMRO Real Estate Fund
ABN AMRO/Veredus SciTech Fund

BALANCED FUNDS

ABN AMRO Balanced Fund (formerly, ABN
   AMRO/Chicago Capital Balanced Fund)
ABN AMRO/Montag & Caldwell Balanced Fund

FIXED INCOME FUNDS

ABN AMRO Bond Fund (formerly, ABN
   AMRO/Chicago Capital Bond Fund)
ABN AMRO Municipal Bond Fund (formerly, ABN
   AMRO/Chicago Capital Municipal Bond Fund)

MONEY MARKET FUND

ABN AMRO Investor Money Market Fund
   (formerly, ABN AMRO/Chicago Capital Money
   Market Fund)

[ABN AMRO FUNDS LOGO]
Thank you for your interest in ABN AMRO Funds. Our diversified family of funds offers you a variety of investment opportunities to help you meet financial goals such as retirement, homebuying or education funding. Please read this prospectus carefully and keep it for future reference.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.

--------------------------------------------------------------------------------
Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                Page


CATEGORIES OF ABN AMRO FUNDS                                       3



FUND SUMMARIES
  Investment Summaries                                             4

    EQUITY FUNDS

    Large-Cap
    ABN AMRO Growth Fund                                           4
    ABN AMRO/Montag & Caldwell Growth Fund                         4
    ABN AMRO/TAMRO Large Cap Value Fund                            4
    ABN AMRO Value Fund                                            4

    Multi-Cap and Mid-Cap
    ABN AMRO/Veredus Select Growth Fund                            5
    ABN AMRO Mid Cap Fund                                          5

    Small-Cap
    ABN AMRO/TAMRO Small Cap Fund                                  5
    ABN AMRO/Veredus Aggressive Growth Fund                        6

    Enhanced Index
    ABN AMRO Select Small Cap Fund                                 6

    Sector
    ABN AMRO Real Estate Fund                                      6
    ABN AMRO/Veredus SciTech Fund                                  7

    BALANCED FUNDS
    ABN AMRO Balanced Fund                                         7
    ABN AMRO/Montag & Caldwell Balanced Fund                       8

    FIXED INCOME FUNDS
    ABN AMRO Bond Fund                                             8
    ABN AMRO Municipal Bond Fund                                   9

    MONEY MARKET FUND
    ABN AMRO Investor Money Market Fund                            9
  Principal Investment Risks                                      10
  Fund Performance                                                13
  Fund Expenses                                                   21
  Other Investment Strategies                                     23


INVESTMENT TERMS                                                  27


MANAGEMENT OF THE FUNDS                                           30

    THE ADVISERS                                                  30
    ABN AMRO Asset Management (USA) LLC                           30
    Chicago Capital Management, Inc.                              31
    Montag & Caldwell, Inc.                                       33
    Veredus Asset Management LLC                                  34
    TAMRO Capital Partners LLC                                    36

    THE SUB ADVISERS                                              36
    Talon Asset Management, Inc.                                  36
    MFS Institutional Advisors, Inc.                              36
    thinkorswim Advisors, Inc.                                    36


SHAREHOLDER INFORMATION                                           37
    Opening an Account: Buying Shares                             37
    Exchanging Shares                                             38
    Selling/Redeeming Shares                                      39
    Transaction Policies                                          41
    Account Policies and Dividends                                42
    Additional Investor Services                                  43
    Distribution Plan 12b-1 Fees                                  43
    Portfolio Transactions and Brokerage Commissions              44


DIVIDENDS, DISTRIBUTIONS AND TAXES                                45


FINANCIAL HIGHLIGHTS                                              46


GENERAL INFORMATION                                       Back Cover

Categories of ABN AMRO Funds

ABN AMRO Funds is an open-end management investment company that consists of 27 separate investment portfolios, including equity, balanced, fixed income and money market funds; 16 of the portfolios are offered in this prospectus. In addition, other Funds are offered under separate prospectuses.

EQUITY FUNDS

EQUITY FUNDS invest principally in stocks and other equity securities. Equity funds have greater growth potential than many other funds, but they also have greater risk.

WHO MAY WANT TO INVEST IN EQUITY FUNDS
Equity funds may be appropriate if you:
-  have a long-term investment goal (five years or more)
- can accept higher short-term risk in return for higher long-term return potential
-  want to diversify your investments

Equity funds may not be appropriate if you want:
-  a stable share price
-  a short-term investment
-  regular income

BALANCED FUNDS

BALANCED FUNDS invest in a mix of stocks and fixed income securities and combine the benefits of both types of securities - capital appreciation or growth from stocks and income from fixed income securities. Like most other mutual funds, the share price of a balanced fund moves up and down in response to changes in the stock market and interest rates.

WHO MAY WANT TO INVEST IN BALANCED FUNDS
Balanced funds may be appropriate if you want:
-  capital appreciation and current income
-  a balanced diversified investment
-  a long-term investment

FIXED INCOME FUNDS

FIXED INCOME FUNDS invest in corporate and government bonds and other fixed income securities. These funds provide regular income and the obligations are generally secured by the assets of the issuer.
WHO MAY WANT TO INVEST IN FIXED INCOME FUNDS
Fixed income funds may be appropriate if you want:
-  regular income
-  a long-term investment
-  less volatility than equity funds
-  portfolio diversification

Fixed income funds may not be appropriate if you want capital appreciation.

MONEY MARKET FUNDS

MONEY MARKET FUNDS invest in short-term, high quality money market securities. They provide stable principal and regular income. The income provided by a money market fund varies with interest rate movements.

WHO MAY WANT TO INVEST IN MONEY MARKET FUNDS
Money market funds may be appropriate if you:
-  want regular income
-  are investing for a short-term objective
-  want an investment that seeks to maintain a stable net asset value
- want a liquid investment that offers a checkwriting privilege (checks may be written in amounts of $100 or more)

Money market funds may also be appropriate if you want an investment that can serve as a "holding place" for money awaiting investment in long-term funds or for money that may be needed for occasional or unexpected expenses.

Money market funds are not appropriate if you want long-term capital appreciation.

----------------------------------------------------------------
No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
-  the value of fund shares will fluctuate
-  you could lose money
-  you cannot be certain that a fund will achieve its investment objective
----------------------------------------------------------------

Investment Summaries

ABN AMRO GROWTH FUND

(formerly, ABN AMRO/Chicago Capital Growth Fund)

INVESTMENT OBJECTIVE

The Fund seeks long-term total return through a combination of capital appreciation and current income by investing primarily in a combination of stocks and bonds.

PRINCIPAL INVESTMENT STRATEGIES

The portfolio managers use a bottom-up approach and invest in a combination of securities that offer potential for growth and/or income, including primarily large-cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. Companies for possible selection must pass an initial capitalization screen of $3 billion. The portfolio managers then identify stocks of companies with the following characteristics compared to S&P 500(R) Index averages:
-  higher sales and operating earnings growth
-  more stable earnings growth rates
-  lower debt-to-capital ratio
-  higher return on equity

The portfolio managers also consider the quality of company management and the strength of the company's position among its competitors. In addition, the portfolio managers assess the long-term economic outlook and the risk/return of securities in allocating investments among industry sectors.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

RISKS. These principal investment risks apply to the Fund: credit, growth style, interest rate, issuer, liquidity, manager and market risks. See page 10 for a more detailed discussion of these risks and other principal risks common to all Funds.

ABN AMRO/MONTAG & CALDWELL GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks and convertible securities. The portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that:
-  have a strong history of earnings growth
- are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth
-  have strong balance sheets
-  have a sustainable competitive advantage
-  are currently, or have the potential to become, industry leaders
-  have the potential to outperform during market downturns

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

RISKS. These principal investment risks apply to the Fund: growth style, liquidity, manager and market risks. See page 10 for a more detailed discussion of these risks and other principal risks common to all Funds.

ABN AMRO/TAMRO LARGE CAP VALUE FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in common stocks of improving quality, large capitalization U.S. companies. The Adviser defines large capitalization stocks as those issued by established, well-known companies with a market capitalization of $6 billion or more. The portfolio manager selects stocks based upon a range of financial criteria including:
-  low valuation relative to history and forecasted earnings growth rate
-  improving credit quality
-  rising earnings estimates

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

RISKS. These principal investment risks apply to the Fund: liquidity, manager, market and value style risks. See page 10 for a more detailed discussion of these risks and other principal risks common to all Funds.

ABN AMRO VALUE FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide total return through long term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks that are undervalued and have good prospects for earnings growth. The portfolio managers generally focus on large capitalization stocks that are diversified across many industries. Security selection is based upon a range of financial criteria including:
-  Relatively low price to earnings and price to book ratios
-  Underlying asset values that are not reflected in securities' market prices

The Fund may also invest in real estate investment trusts (REITs), convertible securities and preferred stocks.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

RISKS. These principal investment risks apply to the Fund: foreign securities, liquidity, manager, market, REIT and value style risks. See page 10 for a more detailed discussion of these risks and other principal risks common to all Funds.

ABN AMRO/VEREDUS SELECT GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in growth stocks of mid-cap and large-cap companies whose earnings are growing, or are expected to grow, at an accelerated rate. The Adviser defines a mid-cap company as one having a market capitalization of between approximately $1.5 and $9 billion at the time of acquisition. The Adviser defines a large-cap company as one having a market capitalization of approximately $9 billion or more at the time of acquisition. The portfolio managers look for inefficiencies in the market caused by inaccurate expectations (e.g., earnings), focusing on companies that have:
-  expanding sales growth
-  increasing profit margins
-  significant new product development efforts
-  cash flow returns in excess of their cost of capital

To help manage risk, the portfolio management team adheres to a strict discipline regarding the sale of securities. In the course of implementing its principal investment strategies, the Fund will likely experience a high turnover rate (200% or more).

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

RISKS. These principal investment risks apply to the Fund: growth style, liquidity, manager, market, mid-cap company and portfolio turnover risks. See page 10 for a more detailed discussion of these risks and other principal risks common to all Funds.

ABN AMRO MID CAP FUND

(formerly, ABN AMRO/Talon Mid Cap Fund)

INVESTMENT OBJECTIVE

The Fund seeks long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in mid-cap stocks of companies with an improving revenue and earnings growth outlook. The Adviser defines a mid-cap company as one having a market capitalization of between $1.5 and $5 billion. The portfolio manager selects between 30 and 40 stocks based on "bottom-up" fundamental analysis. Important investment criteria include:
-  focused business franchise
-  market share growth
-  experienced shareholder-oriented management team
-  strong or improving balance sheet
- attractive valuation: price-to-earnings multiple is less than the expected earnings growth rate

The portfolio manager takes a long term approach with a focus on maximizing after tax returns.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

RISKS. These principal investment risks apply to the Fund: growth style, liquidity, manager, market, mid-cap company, small-cap company and value style risks. See page 10 for a more detailed discussion of these risks and other principal risks common to all Funds.

ABN AMRO/TAMRO SMALL CAP FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in a blended portfolio of growth and value stocks of small capitalization companies with market capitalizations below $2.25 billion at the time of acquisition. In selecting securities, the portfolio manager looks for the following criteria:
-  above average earnings growth
-  unrecognized valuation
-  high quality management
-  solid and improving fundamentals

The portfolio manager may also invest in real estate investment trusts (REITs), convertible bonds, securities outside the small-cap range and cash-equivalent securities. In the course of imple-menting its principal investment strategies, the Fund may experience a relatively high turnover rate (150% or more).

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

RISKS. These principal investment risks apply to the Fund: below investment grade (high yield) securities, credit, growth style, interest rate, liquidity, manager, market, portfolio turnover, REIT, small-cap company and value style risks. See page 10 for a more detailed discussion of these risks and other principal risks common to all Funds.

ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in growth stocks of small-cap companies whose earnings are growing, or are expected to grow, at an accelerated rate. The Adviser defines a small-cap company as one having a market capitalization of less than $1.5 billion at the time of acquisition. The portfolio managers look for inefficiencies in the market caused by inaccurate expectations (e.g., earnings), focusing on companies that have:
-  expanding unit volume growth
-  increasing profit margins
-  significant new product development efforts
-  returns in excess of their cost of capital

The portfolio managers may also invest in mid-cap equity securities. The Adviser defines a mid-cap company as one having a market capitalization of $1.5 to $9 billion at the time of acquisition.

To help manage risk, the portfolio management team adheres to a strict discipline regarding the sale of securities. In the course of implementing its principal investment strategies, the Fund will likely experience a high turnover rate (200% or more).

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

RISKS. These principal investment risks apply to the Fund: growth style, liquidity, manager, market, mid-cap company, portfolio turnover and small-cap company risks. See page 10 for a more detailed discussion of these risks and other principal risks common to all Funds.

ABN AMRO SELECT SMALL CAP FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide total return.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund pursues its investment objective by investing at least 80% of its assets in a representative sample of common stocks comprising the S&P SmallCap 600 Index ("S&P SmallCap 600"), in an effort to provide investment results that correspond to or exceed the aggregate price and dividend performance of the S&P SmallCap 600.

The Fund invests in approximately 200 of the stocks that comprise the S&P SmallCap 600. The portfolio managers generally select stocks that meet one or more of the following criteria:
- a history of beta (price volatility) similar to the average beta of all stocks in the index;
- a price that is equal to or greater than that of the average price of stocks in the index; and
- a total capitalization equal to or greater than the average capitalization of stocks in the index.

The portfolio managers believe that the stock selection process will help focus the Fund's holdings in stocks that are relatively more liquid and that can be bought and sold with relatively low transaction costs.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

RISKS. These principal investment risks apply to the Fund: growth style, liquidity, manager, market, small-cap company and value style risks. See page 10 for a more detailed discussion of these risks and other principal risks common to all Funds.

ABN AMRO REAL ESTATE FUND

INVESTMENT OBJECTIVE

The Fund seeks total return through a combination of growth and income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in real estate investment trusts (REITs) and common stocks and other equity securities of U.S. and foreign companies principally engaged in the real estate sector. The portfolio manager does not invest in real estate directly. In selecting securities for the Fund, the portfolio manager analyzes long-term trends in property types and geographic regions. The portfolio manager uses a combination of a top-down and a bottom-up approach. The Fund is classified as non-diversified.

Top-down approach involves:
-  analyzing demographic and economic trends
- reviewing the real estate cycle to identify favorable geographic regions and property types

Bottom-up approach involves researching individual companies, focusing on companies with:
-  a management stake in performance
-  a strong balance sheet and/or consistent earnings
-  internal growth prospects
-  potential growth from acquisition or development

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

RISKS. These principal investment risks apply to the Fund: foreign securities, liquidity, manager, market, non-diversification, REIT and sector concentration risks. See page 10 for a detailed discussion of these risks and other principal risks common to all Funds.

ABN AMRO/VEREDUS SCITECH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in the stocks of science and technology companies whose earnings are growing, or are expected to grow, at an accelerated rate. The portfolio managers look for inefficiencies in the market caused by inaccurate expectations (e.g., earnings) focusing on companies that have:
-  expanding unit volume growth
-  increasing profit margins
-  significant new product development efforts
-  returns in excess of their cost of capital

Representative industries in which the Fund may invest include computers, networking equipment, software, semiconductors, semiconductor capital equipment, communications equipment, communications services, Internet, enhanced media and information services, information technology and services, medical devices, pharmaceutical and biotechnology.

The portfolio managers may invest in all capitalizations, but will primarily invest in small- and mid-cap securities.

To manage risk, the portfolio management team adheres to a strict discipline regarding the sale of securities. In the course of implementing its principal investment strategies, the Fund will likely experience a high turnover rate (300% or more).

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

RISKS. These principal investment risks apply to the Fund: growth style, liquidity, manager, market, mid-cap company, portfolio turnover, science and technology sector, sector concentration and small-cap company risks. See page 10 for a more detailed discussion of these risks and other principal risks common to all Funds.

ABN AMRO BALANCED FUND

(formerly, ABN AMRO/Chicago Capital Balanced Fund)

INVESTMENT OBJECTIVE

The Fund seeks growth of capital with current income by investing in a combination of equity and fixed income securities.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund generally invests between 40% and 70% of its assets in equity securities and between 30% and 60% in fixed income securities. Although the prices of fixed income securities fluctuate, the steady income flow they produce helps offset the potentially higher price volatility of the equity securities in the portfolio.

Asset allocation varies according to the portfolio managers' assessment of which asset class offers the greatest potential for growth. The portfolio managers will diversify the Fund's investments among a variety of industries.

The portfolio managers use a bottom-up approach and invest in a combination of securities that offer potential for growth or income potential including primarily large-cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. Companies for possible selection must pass an initial capitalization screen of $3 billion. The portfolio managers then identify stocks of companies with the following characteristics compared to S&P 500 Index averages:
-  higher sales and operating earnings growth
-  more stable earnings growth rates
-  lower debt-to-capital ratio
-  higher return on equity

The portfolio managers also consider the quality of company management and the strength of its position among its competitors. In addition, the portfolio managers assess the long-term economic outlook and the risk/return of securities in allocating investments among industry sectors.

The portfolio managers use a combination of quantitative and fundamental research, including risk/reward and credit risk analysis, in choosing fixed income securities. The dollar-weighted average maturity of the bonds in the Fund is normally between three and ten years. Investments may include:
-  U.S. government securities
-  corporate bonds
-  debentures and convertible debentures
-  zero-coupon bonds
-  mortgage/asset-backed securities
-  Yankee bonds

The Fund's fixed income securities are primarily in investment grade securities, but the Fund may also invest in below investment grade (high yield) securities, commonly referred to as "junk bonds."

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

RISKS. These principal investment risks apply to the Fund: below investment-grade (high yield) securities, credit, growth style, interest rate, issuer, liquidity, manager, market and prepayment risks. See page 10 for a more detailed discussion of these risks and other principal risks common to all Funds.

ABN AMRO/MONTAG & CALDWELL BALANCED FUND

INVESTMENT OBJECTIVE

The Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a combination of equity, fixed income and short-term securities. Generally, between 50% and 70% of the Fund's total assets will be invested in equity securities, and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the portfolio manager's assessment of the return potential of each asset class. For equity investments, the portfolio manager uses a bottom-up approach to stock selection, focusing on high quality, well-established companies that:
-  have a strong history of earnings growth
- are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth
-  have strong balance sheets
-  have a sustainable competitive advantage
-  are currently, or have the potential to become, industry leaders
-  have the potential to outperform during market downturns

When selecting fixed income securities, the portfolio manager strives to maximize total return and minimize risk primarily by actively adjusting the portfolio's duration and sector weightings. Emphasis is also placed on diversification and credit analysis.

The Fund will invest only in fixed income securities with an "A" or better rating. Investments will include:
-  U.S. government securities
-  corporate bonds normally rated A or better
-  mortgage/asset-backed securities
-  money market securities and repurchase agreements

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

RISKS. These principal investment risks apply to the Fund: credit, growth style, interest rate, issuer, liquidity, manager, market and prepayment risks. See page 10 for a more detailed discussion of these risks and other principal risks common to all Funds.

ABN AMRO BOND FUND

(formerly, ABN AMRO/Chicago Capital Bond Fund)

INVESTMENT OBJECTIVE

The Fund seeks high current income consistent with prudent risk of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in bonds, primarily intermediate-term investment-grade fixed income securities. The portfolio manager uses a combination of quantitative and fundamental research, including risk/reward and credit risk analysis, in choosing securities. The dollar-weighted average maturity of the bonds in the Fund is normally between three and ten years. Investments may include:
-  U.S. government securities
-  corporate bonds
-  debentures and convertible debentures
-  zero-coupon bonds
-  mortgage/asset-backed securities
-  Yankee bonds

The Fund may also invest in below investment grade (high yield) securities, commonly referred to as "junk bonds."

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

RISKS. These principal investment risks apply to the Fund: below investment grade (high yield) securities, credit, interest rate, issuer, liquidity, manager and prepayment risks. See page 10 for a more detailed discussion of these risks and other principal risks common to all Funds.

ABN AMRO MUNICIPAL BOND FUND

(formerly, ABN AMRO/Chicago Capital Municipal Bond Fund)

INVESTMENT OBJECTIVE

The Fund seeks a high level of current interest income exempt from federal income tax consistent with preservation of capital by investing primarily in intermediate-term municipal securities.

PRINCIPAL INVESTMENT STRATEGIES

To provide tax-free income for investors, the portfolio manager primarily invests (as a fundamental policy, 80% or more of total assets) in municipal fixed income securities such as revenue bonds, insured bonds, general obligation bonds and government-guaranteed escrow bonds to provide tax-free income for investors. Securities are typically high quality and diversified among a broad range of states, sectors and issues. The Fund may invest all of its assets in bonds whose interest may be subject to the alternative minimum tax. The Fund strives to maintain:
-  a dollar-weighted average maturity of between four and ten years
-  an intermediate duration (four to eight years)
-  AA or A average quality

The Fund may invest more than 25% of its assets in municipal securities whose interest is paid from revenues of similar projects, or in industrial development bonds.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

RISKS. These principal investment risks apply to the Fund: credit, interest rate, liquidity, manager and municipal securities risks. See page 10 for a more detailed discussion of these risks and other principal risks common to all Funds.

ABN AMRO INVESTOR MONEY MARKET FUND

(formerly, ABN AMRO/Chicago Capital Money Market Fund)

INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to maintain a stable net asset value of $1.00 per share by investing in a diversified portfolio of high-quality money market instruments. The dollar-weighted average maturity of the securities in the Fund is 90 days or less. The portfolio manager selects securities that:
-  are denominated in U.S. dollars
-  have high credit quality and minimal credit risk
-  mature in 397 days or less

In selecting high quality securities with minimal credit risk, the portfolio manager buys securities with the highest ratings given by national rating agencies.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

RISKS. These principal investment risks apply to the Fund: credit, inflation, interest rate and manager risks. See page 10 for a more detailed discussion of these risks and other principal risks common to all Funds.

Principal Investment Risks

RISKS THAT APPLY TO THE FUNDS

BELOW INVESTMENT GRADE (HIGH YIELD) SECURITIES RISK: Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba/BB or lower) and their unrated equivalents are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and negatively affect a fund's share price or yield.

FOREIGN SECURITIES RISK: Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than U.S. traded securities.

- CURRENCY RISK: The value of the securities held by a fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases the U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. The fund does not expect to hedge against the value of the U.S. dollar.

- POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in a fund.

- REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those of U.S. companies.

GROWTH STYLE RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

INFLATION RISK: Inflation risk is the risk that inflation may erode the real value of an investment in the fund.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

ISSUER RISK: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock or fixed income market or its peers. Also, a fund could fail to meet its investment objective.

MARKET RISK: A fund's share price can move down in response to stock market conditions, changes in the economy or a particular company's stock price changes. An individual stock may decline in value even when stocks in general are rising.

MID-CAP COMPANY RISK: Investments in mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

MUNICIPAL SECURITIES RISK: Municipal securities are backed by the entities that issue them and/or other revenue streams. Like other fixed income securities, changes in interest rates and the credit rating or financial condition of the issuer affects securities' prices. A fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal investments whose interest is paid solely from revenues of similar projects, or in industrial development bonds.

NON-DIVERSIFICATION RISK: A non-diversified fund, may invest a larger percentage of its assets in a given stock than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PORTFOLIO TURNOVER RISK: Frequent trading of a fund's securities may result in a higher than average level of capital gains and will result in greater transaction costs to a fund. A higher level of capital gains can result in more frequent distributions with greater tax consequences. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact a fund's performance.

PREPAYMENT RISK: Mortgage-backed securities carry prepayment risks. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, a fund may be forced to reinvest the proceeds in lower yielding, higher priced securities. This may reduce a fund's total return.

REIT RISK: REITs are publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. REITs issue stocks, and most REIT stocks trade on the major stock exchanges or over-the-counter. A REIT's return may be adversely affected when interest rates are high or rising.

SCIENCE AND TECHNOLOGY SECTOR RISK: Companies which compete on the basis of proprietary science or technology face unique risks. Products or services for given companies may or may not prove to be commercially viable. Additionally, rapid changes in technology may result in a particular company's products or services becoming obsolete.

SECTOR CONCENTRATION RISK: Investing in sector-specific mutual funds may entail greater risks than investments in funds diversified across sectors. Because such a fund may invest in a limited number of industries within a sector, the fund may be subject to a greater level of market risk and may be more volatile.

SMALL-CAP COMPANY RISK: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies.

VALUE STYLE RISK: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, a fund's return may be adversely affected during market downturns and when value stocks are out of favor.

RISK SUMMARY

The following chart compares the principal risks of investing in each ABN AMRO Fund. More information about the risks associated with investing in ABN AMRO Funds can also be found in the Statement of Additional Information (SAI).

FUND                                    BELOW      CREDIT    FOREIGN     GROWTH   INFLATION    INTEREST   ISSUER   LIQUIDITY
                                      INVESTMENT            SECURITIES   STYLE                   RATE
                                        GRADE
                                        (HIGH
                                        YIELD)
                                      SECURITIES

ABN AMRO Growth                                      X                     X                      X         X          X
ABN AMRO/Montag & Caldwell Growth                                          X                                           X
ABN AMRO/TAMRO Large Cap Value                                                                                         X
ABN AMRO Value                                                  X                                                      X
ABN AMRO/Veredus Select Growth                                             X                                           X
ABN AMRO Mid Cap                                                           X                                           X
ABN AMRO/TAMRO Small Cap                  X          X                     X                      X                    X
ABN AMRO/Veredus Aggressive Growth                                         X                                           X
ABN AMRO Select Small Cap                                                  X                                           X
ABN AMRO Real Estate                                            X                                                      X
ABN AMRO/Veredus SciTech                                                   X                                           X
ABN AMRO Balanced                         X          X                     X                      X         X          X
ABN AMRO/Montag & Caldwell Balanced                  X                     X                      X         X          X
ABN AMRO Bond                             X          X                                            X         X          X
ABN AMRO Municipal Bond                              X                                            X                    X
ABN AMRO Investor Money Market                       X                                X           X

FUND                                  MANAGER   MARKET    MID-     MUNICIPAL         NON-         PORTFOLIO   PREPAYMENT   REIT
                                                           CAP     SECURITIES   DIVERSIFICATION   TURNOVER
                                                         COMPANY

ABN AMRO Growth                          X        X
ABN AMRO/Montag & Caldwell Growth        X        X
ABN AMRO/TAMRO Large Cap Value           X        X
ABN AMRO Value                           X        X                                                                         X
ABN AMRO/Veredus Select Growth           X        X         X                                         X
ABN AMRO Mid Cap                         X        X         X
ABN AMRO/TAMRO Small Cap                 X        X                                                   X                     X
ABN AMRO/Veredus Aggressive Growth       X        X         X                                         X
ABN AMRO Select Small Cap                X        X
ABN AMRO Real Estate                     X        X                                  X                                      X
ABN AMRO/Veredus SciTech                 X        X         X                                         X
ABN AMRO Balanced                        X        X                                                               X
ABN AMRO/Montag & Caldwell Balanced      X        X                                                               X
ABN AMRO Bond                            X                                                                        X
ABN AMRO Municipal Bond                  X                             X
ABN AMRO Investor Money Market           X

FUND                                   SCIENCE        SECTOR        SMALL-       VALUE
                                          &        CONCENTRATION      CAP        STYLE
                                      TECHNOLOGY                    COMPANY
                                        SECTOR

ABN AMRO Growth
ABN AMRO/Montag & Caldwell Growth
ABN AMRO/TAMRO Large Cap Value                                                     X
ABN AMRO Value                                                                     X
ABN AMRO/Veredus Select Growth
ABN AMRO Mid Cap                                                       X           X
ABN AMRO/TAMRO Small Cap                                               X           X
ABN AMRO/Veredus Aggressive Growth                                     X
ABN AMRO Select Small Cap                                              X           X
ABN AMRO Real Estate                                     X
ABN AMRO/Veredus SciTech                  X              X             X
ABN AMRO Balanced
ABN AMRO/Montag & Caldwell Balanced
ABN AMRO Bond
ABN AMRO Municipal Bond
ABN AMRO Investor Money Market

X = Risk factor applicable to a Fund.

Fund Performance

ABN AMRO GROWTH FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

        0.50%          35.55%    25.40%    26.74%    35.45%    23.30%     2.10%   (13.13)%  (19.37)%
        1994            1995      1996      1997      1998      1999      2000      2001      2002

  Best quarter:          12/98    23.68%
  Worst quarter:          9/01   -17.68%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2002)

                                               Since
                      1 Year     5 Years    Inception(1)
------------------------------------------------------------
ABN AMRO
  Growth
  Fund:(2)
  Return
    Before
    Taxes             -19.37%      3.62%       11.25%
  Return After
    Taxes on
 Distributions        -19.37%      2.62%       10.25%
  Return After
    Taxes on
 Distributions
    and Sale
    of Fund
    Shares            -11.89%      3.16%        9.59%
------------------------------------------------------------
S&P 500 Index
  (reflects no
  deduction
  for taxes,
  fees or
  expenses)           -22.09%     -0.58%        9.32%
------------------------------------------------------------
Lipper
  Large-Cap
  Growth Fund
  Index
  (reflects no
  deduction
  for taxes,
  fees or
  expenses)           -28.11%     -4.16%        6.13%
------------------------------------------------------------

(1)Fund's inception: December 13, 1993. Index data computed from November 30, 1993.

(2)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

ABN AMRO/MONTAG & CALDWELL GROWTH FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

       38.68%           32.72%     31.85%     31.85%     22.51%    (7.36)%    (13.33)%   (22.89)%
        1995             1996       1997       1998       1999       2000       2001       2002

  Best quarter:         12/98    26.94%
  Worst quarter:         3/01   -15.56%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2002)

                                               Since
                      1 Year     5 Years    Inception(1)
------------------------------------------------------------
ABN
  AMRO/Montag
  & Caldwell
  Growth
  Fund:(2)
  Return
    Before
    Taxes             -22.89%     0.00%        11.16%
  Return After
    Taxes on
 Distributions        -22.89%    -0.85%        10.51%
  Return After
    Taxes on
 Distributions
    and Sale
    of Fund
    Shares            -14.05%     0.29%         9.70%
------------------------------------------------------------
S&P 500 Index
  (reflects no
  deduction
  for taxes,
  expenses or
  fees)               -22.09%    -0.58%         9.78%
------------------------------------------------------------
Lipper
  Large-Cap
  Growth Fund
  Index
  (reflects no
  deduction
  for taxes,
  expenses or
  fees)               -28.11%    -4.16%         6.16%
------------------------------------------------------------

(1)Fund's inception: November 2, 1994. Index data computed from October 31,
1994.

(2)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ABN AMRO/TAMRO LARGE CAP VALUE FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

                (0.16)%                                (18.86)%
                 2001                                    2002

  Best quarter:          12/01    11.19%
  Worst quarter:          9/02   -15.12%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2002)

                                     Since
                       1 Year     Inception(1)
 -------------------------------------------------
 ABN AMRO/TAMRO
   Large Cap
   Value
   Fund:(2)
   Return
     Before
     Taxes             -18.86%       -6.71%
   Return After
     Taxes on
  Distributions        -19.16%       -6.92%
   Return After
     Taxes on
  Distributions
     and Sale
     of Fund
     Shares            -11.58%       -5.42%
 -------------------------------------------------
 S&P/BARRA
   Value Index
   (reflects no
   deduction
   for taxes,
   expenses or
   fees)               -20.85%      -13.75%
 -------------------------------------------------
 Lipper
   Large-Cap
   Value Fund
   Index
   (reflects no
   deduction
   for taxes,
   expenses or
   fees)               -19.68%      -12.13%
 -------------------------------------------------

(1)Fund's inception: November 30, 2000. Index data computed from November 30, 2000.

(2)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

ABN AMRO VALUE FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance. The common share class and investor share class of ABN AMRO Value Fund were reorganized into Class N shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the common share class of the predecessor fund.

                           CALENDAR YEAR TOTAL RETURN

        0.00%          32.02%    20.43%    30.49%     5.47%    11.14%    (0.68)%  (12.25)%  (13.88)%
        1994            1995      1996      1997      1998      1999      2000      2001      2002

Best quarter:              6/97    15.69%
Worst quarter:             9/98   -18.05%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2002)

                                             Since
                      1 Year    5 Years   Inception(1)
----------------------------------------------------------
ABN AMRO Value
  Fund:(2)
  Return
    Before
    Taxes             -13.88%   -2.53%        6.90%
  Return After
    Taxes on
 Distributions        -14.37%   -4.93%        4.50%
  Return After
    Taxes on
 Distributions
    and Sale
    of Fund
    Shares             -8.51%   -2.04%        5.18%
----------------------------------------------------------
Russell 1000
  Value Index
  (reflects no
  deduction
  for taxes,
  expenses or
  fees)               -15.52%    1.16%       10.80%
----------------------------------------------------------
Lipper
  Large-Cap
  Value Fund
  Index
  (reflects no
  deduction
  for taxes,
  expenses or
  fees)               -19.68%   -0.39%        8.72%
----------------------------------------------------------

(1)Fund's inception: January 4, 1993. Index data computed from December 31,
1992.

(2)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ABN AMRO/VEREDUS SELECT GROWTH FUND

FUND PERFORMANCE

The bar chart shows the Fund's performance for the period shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN


                          (29.40)%
                            2002

  Best quarter:          12/02     0.43%
  Worst quarter:          9/02   -15.81%

The following table indicates how the Fund's average annual returns for different periods compared to the returns of a broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2002)

                                   Since
                      1 Year    Inception(1)
------------------------------------------------
ABN
  AMRO/Veredus
  Select
  Growth
  Fund:(2)
  Return
    Before
    Taxes             -29.40%      -29.40%
  Return After
    Taxes on
 Distributions        -29.40%      -29.40%
  Return After
    Taxes on
 Distributions
    and Sale
    of Fund
    Shares            -18.05%      -18.05%
------------------------------------------------
Russell 1000
  Index
  (reflects no
  deduction
  for taxes,
  expenses or
  fees)               -21.65%      -21.65%
------------------------------------------------
Russell 1000
  Growth Index
  (reflects no
  deduction
  for taxes,
  expenses or
  fees)               -27.88%      -27.88%
------------------------------------------------
Lipper
  Multi-Cap
  Core Fund
  Index
  (reflects no
  deduction
  for taxes,
  expenses or
  fees)               -21.74%      -21.74%
------------------------------------------------

(1)Fund's inception: December 31, 2001. Index data computed from December 31, 2001.

(2)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

ABN AMRO MID CAP FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

       27.35%           26.15%     26.46%    (5.66)%     11.44%     27.55%     14.21%    (16.71)%
        1995             1996       1997       1998       1999       2000       2001       2002

  Best quarter:          12/01    25.13%
  Worst quarter:          9/02   -19.54%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2002)

                                               Since
                      1 Year     5 Years    Inception(1)
------------------------------------------------------------
ABN AMRO Mid
  Cap Fund:(2)
  Return
    Before
    Taxes             -16.71%     4.99%        12.43%
  Return After
    Taxes on
 Distributions        -16.71%     3.96%        10.41%
  Return After
    Taxes on
 Distributions
    and Sale
    of Fund
    Shares            -10.26%     3.91%         9.78%
------------------------------------------------------------
S&P 400
  Mid-Cap
  Index
  (reflects no
  deduction
  for taxes,
  expenses or
  fees)               -14.51%     6.41%        13.01%
------------------------------------------------------------
Lipper Mid-Cap
  Value Fund
  Index
  (reflects no
  deduction
  for taxes,
  expenses or
  fees)               -14.66%     2.08%         8.62%
------------------------------------------------------------

(1)Fund's inception: September 19, 1994. Index data computed from September 30, 1994.

(2)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ABN AMRO/TAMRO SMALL CAP FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

                13.57%                                 (11.08)%
                 2001                                    2002



  Best quarter:         12/01    17.96%
  Worst quarter:         9/02   -21.53%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2002)

                                   Since
                      1 Year    Inception(1)
------------------------------------------------
ABN AMRO/TAMRO
  Small Cap
  Fund:(2)
  Return
    Before
    Taxes             -11.08%       4.80%
  Return After
    Taxes on
 Distributions        -11.08%       4.60%
  Return After
    Taxes on
 Distributions
    and Sale
    of Fund
    Shares             -6.81%       3.77%
------------------------------------------------
Russell 2000
  Index
  (reflects no
  deduction
  for taxes,
  expenses or
  fees)               -20.48%      -5.70%
------------------------------------------------
Lipper
  Small-Cap
  Core Fund
  Index
  (reflects no
  deduction
  for taxes,
  expenses or
  fees)               -19.23%      -2.47%
------------------------------------------------

(1)Fund's inception: November 30, 2000. Index data computed from November 30, 2000.

(2)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

       112.57%               30.18%              (13.16)%             (43.91)%
        1999                  2000                 2001                 2002

  Best quarter:          12/99    44.67%
  Worst quarter:          9/98   -22.60%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2002)

                                    Since
                      1 Year     Inception(1)
-------------------------------------------------
ABN
  AMRO/Veredus
  Aggressive
  Growth
  Fund:(2)
  Return
    Before
    Taxes             -43.91%        7.88%
  Return After
    Taxes on
 Distributions        -43.91%        5.49%
  Return After
    Taxes on
 Distributions
    and Sale
    of Fund
    Shares            -26.96%        5.77%
-------------------------------------------------
Russell 2000
  Index
  (reflects no
  deduction
  for taxes,
  expenses or
  fees)               -20.48%       -2.56%
-------------------------------------------------
Russell 2000
  Growth Index
  (reflects no
  deduction
  for taxes,
  expenses or
  fees)               -30.26%       -8.38%
-------------------------------------------------
Lipper
  Small-Cap
  Growth Fund
  Index
  (reflects no
  deduction
  for taxes,
  expenses or
  fees)               -27.63%       -2.87%
-------------------------------------------------

(1)Fund's inception: June 30, 1998. Index data computed from June 30, 1998.

(2)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ABN AMRO SELECT SMALL CAP FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance. The Class A shares of Independence One Small Cap Fund were reorganized into Class N shares of the Fund on June 15, 2002. Performance figures shown below include the performance of the Class A shares of the predecessor fund.

                           CALENDAR YEAR TOTAL RETURN

       10.05%                11.04%               4.67%               (15.34)%
        1999                  2000                 2001                 2002

  Best quarter:          12/01    21.48%
  Worst quarter:          9/02   -17.40%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2002)

                                                           Since
                                             1 Year     Inception(1)
------------------------------------------------------------------------
ABN AMRO Select Small Cap Fund:(2)
  Return Before Taxes                        -15.34%        1.20%
  Return After Taxes on Distributions        -16.06%       -0.30%
  Return After Taxes on Distributions and
    Sale of Fund Shares                       -9.34%        0.59%
------------------------------------------------------------------------
S&P SmallCap 600 Index
  (reflects no deduction for taxes,
  expenses or fees)                          -14.63%        1.37%
------------------------------------------------------------------------
Lipper Small-Cap Core Fund Index
  (reflects no deduction for taxes,
  expenses or fees)                          -19.23%        0.29%
------------------------------------------------------------------------

(1)Fund's inception: June 22, 1998. Index data computed from June 30, 1998.
(2)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

ABN AMRO REAL ESTATE FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance. The common share class and investor share class of ABN AMRO Real Estate Fund were reorganized into Class N shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the common share class of the predecessor fund.

                           CALENDAR YEAR TOTAL RETURN

      (12.35)%            (3.33)%           28.77%           7.29%            4.60%
        1998                1999             2000             2001             2002

  Best quarter:          6/00    11.22%
  Worst quarter:         9/99   -10.05%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2002)

                                              Since
                      1 Year    5 Years    Inception(1)
-------------------------------------------------------
ABN AMRO Real
  Estate
  Fund:(2)
  Return
    Before
    Taxes             4.60%      4.13%        4.03%
  Return After
    Taxes on
 Distributions        2.49%      2.21%        2.11%
  Return After
    Taxes on
 Distributions
    and Sale
    of Fund
    Shares            3.65%      2.44%        2.35%
-----------------------------------------------------------
Morgan Stanley
  REIT Index
  (reflects no
  deduction
  for taxes,
  expenses or
  fees)               3.64%      3.30%        3.30%
-----------------------------------------------------------
Lipper Real
  Estate Fund
  Index
  (reflects no
  deduction
  for taxes,
  expenses or
  fees)               3.63%      2.75%        2.75%
-----------------------------------------------------------

(1)Fund's inception: December 30, 1997. Index data computed from December 31, 1997.

(2)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ABN AMRO/VEREDUS SCITECH FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

                (1.49)%                                (46.59)%
                 2001                                    2002

  Best quarter:          12/01    33.28%
  Worst quarter:          6/02   -26.69%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2002)

                                    Since
                      1 Year     Inception(1)
-------------------------------------------------
ABN
  AMRO/Veredus
  SciTech
  Fund:(2)
  Return
    Before
    Taxes             -46.59%       -25.31%
  Return After
    Taxes on
 Distributions        -46.59%       -25.42%
  Return After
    Taxes on
 Distributions
    and Sale
    of Fund
    Shares            -28.60%       -19.28%
-------------------------------------------------
PSE Technology
  Index
  (reflects no
  deduction
  for taxes,
  expenses or
  fees)               -33.33%       -29.58%
-------------------------------------------------
Lipper Science
  & Technology
  Fund Index
  (reflects no
  deduction
  for taxes,
  expenses or
  fees)               -41.38%       -43.03%
-------------------------------------------------

(1)Fund's inception: June 30, 2000. Index data computed from June 30, 2000.

(2)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

ABN AMRO BALANCED FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

       16.56%           20.91%      25.13%      12.89%       5.47%      (6.14)%    (10.04)%
        1996             1997        1998        1999        2000        2001        2002

  Best quarter:          12/98   14.75%
  Worst quarter:          9/01   -9.53%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2002)

                                              Since
                       1 Year    5 Years   Inception(1)
 ----------------------------------------------------------
 ABN AMRO
   Balanced
   Fund:(2)
   Return
     Before
     Taxes             -10.04%    4.70%       8.92%
   Return After
     Taxes on
  Distributions        -10.69%    3.03%       7.09%
   Return After
     Taxes on
  Distributions
     and Sale
     of Fund
     Shares             -6.15%    3.44%       6.87%
 ----------------------------------------------------------
 S&P 500 Index
   (reflects no
   deduction
   for taxes,
   expenses or
   fees)               -22.09%   -0.58%       7.49%
 ----------------------------------------------------------
 Lehman
   Brothers
   Aggregate
   Bond Index
   (reflects no
   deduction
   for taxes,
   expenses or
   fees)                10.25%    7.55%       7.63%
 ----------------------------------------------------------
 60% S&P 500
   Index/40%
   Lehman
   Brothers
   Aggregate
   Bond Index
   (reflects no
   deduction
   for taxes,
   expenses or
   fees)                -9.82%    3.09%       7.96%
 ----------------------------------------------------------
 Lipper
   Balanced
   Fund Index
   (reflects no
   deduction
   for taxes,
   expenses or
   fees)               -10.69%    2.10%       6.48%
 ----------------------------------------------------------

(1)Fund's inception: September 21, 1995. Index data computed from September 30, 1995.

(2)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ABN AMRO/MONTAG & CALDWELL BALANCED FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

       29.39%           20.37%     23.49%     23.06%     12.84%    (0.81)%    (5.52)%    (12.35)%
        1995             1996       1997       1998       1999       2000       2001       2002

  Best quarter:          12/98   16.94%
  Worst quarter:          3/01   -9.14%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2002)

                                                   Since
                            1 Year    5 Years   Inception(1)
------------------------------------------------------------
ABN AMRO/Montag &
  Caldwell Balanced
  Fund:(2)
  Return Before
    Taxes                   -12.35%    2.67%        9.94%
  Return After Taxes
    on Distributions        -12.99%    1.44%        8.39%
  Return After Taxes
    on Distributions
    and Sale of Fund
    Shares                   -7.56%    1.88%        7.82%
----------------------------------------------------------------
S&P 500 Index
  (reflects no
  deduction for
  taxes, expenses or
  fees)                     -22.09%   -0.58%        9.78%
----------------------------------------------------------------
Lehman Brothers
  Government Credit
  Bond Index
  (reflects no
  deduction for
  taxes, expenses or
  fees)                      11.04%    7.62%        8.54%
----------------------------------------------------------------
60% S&P 500
  Index/40% Lehman
  Brothers
  Government Credit
  Bond Index
  (reflects no
  deduction for
  taxes, expenses or
  fees)                      -9.52%    3.14%        9.67%
----------------------------------------------------------------
Lipper Balanced Fund
  Index
  (reflects no
  deduction for
  taxes, expenses or
  fees)                     -10.69%    2.10%        7.89%
----------------------------------------------------------------

(1)Fund's inception: November 2, 1994. Index data computed from October 31,
1994.

(2)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

ABN AMRO BOND FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

       (2.83)%         17.51%     3.84%     8.98%     7.69%    (0.43)%   10.85%     7.46%     6.66%
        1994            1995      1996      1997      1998      1999      2000      2001      2002

  Best quarter:         6/95    5.55%
  Worst quarter:        3/94   -2.26%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2002)

                                                    Since
                            1 Year    5 Years    Inception(1)
-----------------------------------------------------------------
ABN AMRO Bond
  Fund:(2)
  Return Before
    Taxes                    6.66%     6.38%        6.47%
  Return After Taxes
    on Distributions         4.60%     3.89%        3.96%
  Return After Taxes
    on Distributions
    and Sale of Fund
    Shares                   4.04%     3.86%        3.91%
-----------------------------------------------------------------
Lehman Brothers
  Aggregate Bond
  Index
  (reflects no
    deduction for
    taxes, expenses
    or fees)                10.25%     7.55%        7.26%
-----------------------------------------------------------------
Lipper Intermediate
  Investment Grade
  Debt Fund Index
  (reflects no
    deduction for
    taxes, expenses
    or fees)                 8.29%     6.72%        6.52%
-----------------------------------------------------------------

(1)Fund's inception: December 13, 1993. Index data computed from November 30, 1993.

(2)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ABN AMRO MUNICIPAL BOND FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

       (2.24)%         11.05%     3.10%     5.50%     5.51%    (1.75)%    9.50%     5.10%     9.03%
        1994            1995      1996      1997      1998      1999      2000      2001      2002

  Best quarter:          9/02    4.21%
  Worst quarter:         3/94   -2.89%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2002)

                                                     Since
                             1 Year    5 Years    Inception(1)
 -----------------------------------------------------------------
 ABN AMRO Municipal
   Bond Fund:(2)
   Return Before
     Taxes                   9.03%      5.40%         4.87%
   Return After Taxes
     on Distributions        9.03%      5.40%         4.87%
   Return After Taxes
     on Distributions
     and Sale of Fund
     Shares                  7.09%      5.22%         4.73%
 -----------------------------------------------------------------
 Lehman Brothers
   Municipal
   Five-Year General
   Obligations Index
   (reflects no
   deduction for
   taxes, expenses or
   fees)                     9.27%      5.91%         5.69%
 -----------------------------------------------------------------
 Lipper Intermediate
   Municipal Fund
   Index
   (reflects no
   deduction for
   taxes, expenses or
   fees)                     8.35%      5.15%         5.23%
 -----------------------------------------------------------------

(1)Fund's inception: December 13, 1993. Index data computed from November 30, 1993.

(2)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

ABN AMRO INVESTOR MONEY MARKET FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

        3.91%           5.62%     5.07%     5.22%     5.16%     4.80%     6.07%     3.62%     1.27%
        1994            1995      1996      1997      1998      1999      2000      2001      2002

  Best quarter:          12/00   1.56%
  Worst quarter:         12/02   0.28%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of iMoneyNet First Tier Retail Average. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2002)

                                                     Since
                             1 Year    5 Years    Inception(1)
 -----------------------------------------------------------------
 ABN AMRO Investor
   Money Market
   Fund(2)                   1.27%      4.17%        4.51%
 -----------------------------------------------------------------
 iMoneyNet First Tier
   Retail Average            1.11%      4.00%        4.32%
 -----------------------------------------------------------------

(1)Fund's inception: December 14, 1993. The iMoneyNet First Tier Retail Average data computed from November 30, 1993.

(2)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

To obtain the Fund's current yield, please call 800 992-8151 or visit our Web site at www.abnamrofunds.com.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fund Expenses

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES
As a benefit of investing in Class N shares of ABN AMRO Funds, you do not incur any sales loads or exchange fees and generally no redemption fees. HOWEVER, A REDEMPTION FEE IS CHARGED IN SOME CASES.

                   FUND                         REDEMPTION FEE
ABN AMRO REAL ESTATE                           2% WITHIN 90 DAYS
ABN AMRO/VEREDUS SCITECH                       2% WITHIN 90 DAYS

Also, for all Funds, if you redeem shares by wire, $20 will be deducted from the amount redeemed.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.

                                                                                           TOTAL                NET
                                                   MANAGEMENT   DISTRIBUTION    OTHER     EXPENSE     FEE     EXPENSE
                      FUND                            FEES      (12B-1) FEES   EXPENSES    RATIO    WAIVERS    RATIO
ABN AMRO Growth(1)                                    0.70%         0.25%        0.15%     1.10%       --%     1.10%
ABN AMRO/Montag & Caldwell Growth(1)                  0.67          0.25         0.14      1.06         --     1.06
ABN AMRO/TAMRO Large Cap Value                        0.80          0.25         0.74      1.79      (0.59)    1.20(2)
ABN AMRO Value                                        0.80          0.25         0.15      1.20      (0.26)    0.94(2)
ABN AMRO/Veredus Select Growth                        0.80          0.25         2.40      3.45      (2.15)    1.30(2)
ABN AMRO Mid Cap                                      0.80          0.25         0.33      1.38         --     1.38(3)
ABN AMRO/TAMRO Small Cap                              0.90          0.25         0.37      1.52      (0.22)    1.30(2)
ABN AMRO/Veredus Aggressive Growth(1)                 1.00          0.25         0.23      1.48         --     1.48(3)
ABN AMRO Select Small Cap                             0.50          0.25         0.30      1.05         --     1.05(4)
ABN AMRO Real Estate                                  1.00          0.25         0.43      1.68      (0.31)    1.37(2)
ABN AMRO/Veredus SciTech                              1.00          0.25         2.45      3.70      (2.10)    1.60(3)
ABN AMRO Balanced(1)                                  0.70          0.25         0.12      1.07         --     1.07
ABN AMRO/Montag & Caldwell Balanced(1)                0.75          0.25         0.14      1.14         --     1.14
ABN AMRO Bond(1)                                      0.55          0.25         0.12      0.92      (0.18)    0.74(2)
ABN AMRO Municipal Bond                               0.60            --         0.21      0.81         --     0.81(5)
ABN AMRO Investor Money Market                        0.40           N/A         0.12      0.52         --     0.52

(1)ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND, ABN AMRO/MONTAG & CALDWELL BALANCED FUND, ABN AMRO BALANCED FUND and ABN AMRO BOND FUND each offer two classes of shares that invest in the same portfolio of securities. ABN AMRO/MONTAG & CALDWELL GROWTH FUND offers three classes of shares and ABN AMRO GROWTH FUND offers four classes of shares. Shareholders of Class N, C and R shares are subject to a 12b-1 distribution plan; Class C shares are subject to a shareholder service plan; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates only to Class N shares, which are offered in this prospectus. Class I, C and R shares are offered in separate prospectuses.

(2)The above table reflects a continuation of the Advisers' contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The Advisers are contractually obligated to waive management fees and/or reimburse expenses through February 29, 2004 at the rates shown in the table.

(3)Effective March 1, 2003, the new contractual expense limits through February 29, 2004 for ABN AMRO Mid Cap, ABN AMRO/Veredus Aggressive Growth and ABN AMRO/Veredus SciTech are 1.40%, 1.49% and 1.60%, respectively.

(4)The Adviser is contractually obligated to waive management fees and/or reimburse expenses through June 30, 2003 so that the net expense ratio is 1.03%.

(5)The Adviser voluntarily waived management fees and/or reimbursed expenses for the fiscal year ended October 31, 2002, so that the net expense ratio was 0.50%.

EXAMPLE

This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a Fund's actual or future expenses and returns.

FUND                                                          1 YEAR         3 YEARS         5 YEARS         10 YEARS
ABN AMRO Growth                                                $112           $350           $  606           $1,340
ABN AMRO/Montag & Caldwell Growth                               108            337              585            1,294
ABN AMRO/TAMRO Large Cap Value(1)                               122            506              915            2,057
ABN AMRO Value(1)                                                96            355              635            1,432
ABN AMRO/Veredus Select Growth(1)                               132            859            1,608            3,586
ABN AMRO Mid Cap                                                140            437              755            1,657
ABN AMRO/TAMRO Small Cap(1)                                     132            459              808            1,794
ABN AMRO/Veredus Aggressive Growth                              151            468              808            1,768
ABN AMRO Select Small Cap                                       107            334              579            1,283
ABN AMRO Real Estate(1)                                         139            499              883            1,961
ABN AMRO/Veredus SciTech(1)                                     163            938            1,733            3,814
ABN AMRO Balanced                                               109            340              590            1,306
ABN AMRO/Montag & Caldwell Balanced                             116            362              628            1,386
ABN AMRO Bond(1)                                                 76            275              492            1,115
ABN AMRO Municipal Bond                                          83            259              450            1,002
ABN AMRO Investor Money Market                                   53            167              291              653

(1)Includes one year of capped expenses in each period.

Other Investment Strategies

The investment policies of ABN AMRO/TAMRO Large Cap Value Fund, ABN AMRO Mid Cap Fund, ABN AMRO Select Small Cap Fund, ABN AMRO/TAMRO Small Cap Fund, ABN AMRO Real Estate Fund, ABN AMRO/Veredus SciTech Fund and ABN AMRO Bond Fund relating to the type of securities in which 80% of each Fund's assets must be invested (the "80% test") may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' notice of such changes.

In addition to the principal investment strategies described in the Fund summaries, there may be times when the Funds use secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks and apply to each Fund unless otherwise indicated. Please see page 26 for investment strategies applicable to each Fund.

ADRS/EDRS/GDRS
The Funds may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, and European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent and Global Depositary Receipts (GDRs) which are issued globally and evidence a similar ownership arrangement. The Funds, with the exception of ABN AMRO MID CAP FUND, have no intention of investing in unsponsored ADRs, EDRs or GDRs.

Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs and GDRs rather than directly in securities of foreign issuers, a Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

ASSET BACKED SECURITIES
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of notes or pass through certificates. Asset backed securities have prepayment risks.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs carry general fixed income securities risks and risks associated with mortgage-backed securities.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.

CONVERTIBLE SECURITIES
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the holder of the security to not take advantage of the convertible features in the appropriate time frame.

CORPORATE DEBT SECURITIES
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

DEBENTURES
Debentures are bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer. There is the risk that the issuer of the security will not be able to make principal and/or interest payments.

DEFENSIVE STRATEGY
There may be times when a Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

DERIVATIVES
The Funds may invest in derivatives to limit risk in a portfolio and enhance investment return. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

Hedging involves using derivatives to hedge against an opposite position that a Fund holds. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Using derivatives for purposes other than hedging is speculative. A Fund may realize a loss if interest rates, security prices or indices move in the opposite direction than the portfolio manager anticipates.

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The Equity Funds may invest in fixed income securities to offset the volatility of the stock market. Fixed income securities provide a stable flow of income for a Fund.

MORTGAGE BACKED SECURITIES
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

PREFERRED STOCKS
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of a Fund's investments in the event that an adequate trading market does not exist for these securities.

U.S. GOVERNMENT SECURITIES
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities which can fluctuate.

FUND                                         ADRS/EDRS/GDRS  ASSET/MORTGAGE    BELOW     CMOS  COMMERCIAL  CORPORATE   CONVERTIBLE
                                                                   -         INVESTMENT          PAPER        DEBT     SECURITIES
                                                                 BACKED        GRADE              AND      SECURITIES
                                                               SECURITIES      (HIGH           SECURITIES
                                                                               YIELD)              OF
                                                                             SECURITIES          OTHER
                                                                                               INVESTMENT
                                                                                               COMPANIES

ABN AMRO Growth                                   X                                                X           X           XP
ABN AMRO/Montag & Caldwell Growth                 X                                                X           X           XP
ABN AMRO/TAMRO Large Cap Value                    X                                                X                        X
ABN AMRO Value                                    X                                                X                        X
ABN AMRO/Veredus Select Growth                    X                                                X                        X
ABN AMRO Mid Cap                                  X                                                X           X            X
ABN AMRO/TAMRO Small Cap                          X                                                X                        X
ABN AMRO/Veredus Aggressive Growth                X                                                X                        X
ABN AMRO Select Small Cap                                                                          X                        X
ABN AMRO Real Estate                              X
ABN AMRO/Veredus SciTech                          X                                                X                        X
ABN AMRO Balanced                                 X               XP             X        X        X          XP           XP
ABN AMRO/Montag & Caldwell Balanced               X                X                      X        X          XP           XP
ABN AMRO Bond                                                     XP             X        X        X          XP            X
ABN AMRO Municipal Bond                                            X             X        X        X
ABN AMRO Investor Money Market                                                                     XP

FUND                                         DEBENTURES   DEFENSIVE   DERIVATIVES    EQUITY      FIXED      FOREIGN    PREFERRED
                                                          STRATEGY     (OPTIONS,   SECURITIES    INCOME    SECURITIES   STOCKS
                                                                       FORWARDS,               SECURITIES
                                                                       FUTURES,
                                                                        SWAPS)

ABN AMRO Growth                                  X            X           X            XP          X                      XP
ABN AMRO/Montag & Caldwell Growth                X            X           X            XP          X                       X
ABN AMRO/TAMRO Large Cap Value                                X           X            XP                                  X
ABN AMRO Value                                                X           X            XP                      X           X
ABN AMRO/Veredus Select Growth                   X            X           X            XP                                  X
ABN AMRO Mid Cap                                 X            X           X            XP          X
ABN AMRO/TAMRO Small Cap                                      X           X            XP                                  X
ABN AMRO/Veredus Aggressive Growth               X            X           X            XP                                  X
ABN AMRO Select Small Cap                                     X           X            XP                                  X
ABN AMRO Real Estate                                          X           X            X                       X
ABN AMRO/Veredus SciTech                         X            X           X            XP                                  X
ABN AMRO Balanced                                X            X           X            XP          XP                     XP
ABN AMRO/Montag & Caldwell Balanced              X            X           X            XP          XP                      X
ABN AMRO Bond                                    X            X           X                        XP
ABN AMRO Municipal Bond                                       X           X                        XP
ABN AMRO Investor Money Market                                            X                        XP

FUND                                           REITS     REPURCHASE     RULE        U.S.
                                                         AGREEMENTS     144A     GOVERNMENT
                                                                     SECURITIES  SECURITIES

ABN AMRO Growth                                              X           X           X
ABN AMRO/Montag & Caldwell Growth                            X           X           X
ABN AMRO/TAMRO Large Cap Value                   X           X           X           X
ABN AMRO Value                                   X           X           X           X
ABN AMRO/Veredus Select Growth                               X           X           X
ABN AMRO Mid Cap                                             X           X           X
ABN AMRO/TAMRO Small Cap                         X           X           X           X
ABN AMRO/Veredus Aggressive Growth                           X           X           X
ABN AMRO Select Small Cap                                    X           X           X
ABN AMRO Real Estate                             XP          X           X           X
ABN AMRO/Veredus SciTech                                     X           X           X
ABN AMRO Balanced                                            X           X           XP
ABN AMRO/Montag & Caldwell Balanced                          X           X           XP
ABN AMRO Bond                                                X           X           XP
ABN AMRO Municipal Bond                                      X           X           X
ABN AMRO Investor Money Market                               X           X           X

X = Investment strategy applicable to a Fund.

P = Components of a Fund's principal investment strategy.

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

ASSET-BACKED SECURITIES. Securities that represent a participation in, or are secured by and payable from, payments generated by credit cards, motor vehicle or trade receivables and the like.

BANK DEPOSITS. Cash, checks or drafts deposited in a financial institution for credit to a customer's account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days' notice before withdrawal.

BELOW INVESTMENT-GRADE (HIGH YIELD) SECURITIES. Lower rated, higher yielding securities issued by corporations. They are rated below investment-grade (i.e., Ba/BB and below) by national bond rating agencies, or if unrated, are judged by the Adviser to be of equivalent quality. They are considered speculative and are sometimes called "junk bonds".

BOTTOM-UP INVESTING. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

COMMERCIAL PAPER. Short-term fixed income securities issued by banks, corporations and other borrowers.

CORPORATE BONDS. Fixed income securities issued by corporations.

DEBENTURES. Bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer.

DIVERSIFICATION. The practice of investing in a broad range of securities to reduce risk.

DURATION. A calculation of the average life of a bond (or portfolio of bonds) that is a useful measure of the bond's price sensitivity to interest rate changes. The higher the duration number, the greater the risk and reward potential of the bond.

EQUITY SECURITIES: Ownership interests in corporations and other entities, such as: common stocks, preferred stocks, convertible securities, rights and warrants.

EXPENSE RATIO. A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

FIXED INCOME SECURITIES. Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

GROWTH STYLE INVESTING. An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.

IMONEYNET FIRST TIER RETAIL AVERAGE. An average consisting of non-government funds that hold paper considered to be of the highest credit quality by at least one nationally recognized statistical rating organization.

INVESTMENT OBJECTIVE. The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

LARGE-CAP STOCKS. Stocks issued by large companies. Unless otherwise defined by a fund manager or the Adviser, a large-cap company is defined as one with a market capitalization of $5 billion or more. Typically, large-cap companies are established, well-known companies; some may be multinationals.

LEHMAN BROTHERS AGGREGATE BOND INDEX. An unmanaged index representing more than 5,000 taxable government, investment-grade corporate and mortgage-backed securities.

LEHMAN BROTHERS GOVERNMENT CREDIT BOND INDEX. An unmanaged index that includes U.S. Government and investment-grade corporate securities with at least one year to maturity.

LEHMAN BROTHERS MUNICIPAL FIVE-YEAR GENERAL OBLIGATIONS INDEX. An unmanaged index that tracks the returns of investment-grade tax-exempt general obligations.

LIPPER BALANCED FUND INDEX. An equally weighted index of the largest 30 funds within the balanced funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

LIPPER INTERMEDIATE INVESTMENT GRADE DEBT INDEX. An equally weighted index of the largest 30 funds within the intermediate investment grade funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

LIPPER INTERMEDIATE MUNICIPAL FUND INDEX. An equally weighted index of the largest 30 funds within the intermediate municipal funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

LIPPER LARGE-CAP GROWTH FUND INDEX. An equally weighted index of the largest 30 funds within the large company growth funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

LIPPER LARGE-CAP VALUE FUND INDEX. An equally weighted index of the largest 30 funds within the large cap value funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

LIPPER MID-CAP VALUE FUND INDEX. An equally weighted index of the largest 30 funds within the mid-sized company value funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

LIPPER MULTI-CAP CORE FUND INDEX. An equally weighted index of the largest 30 funds within the multi-capitalization core funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

LIPPER REAL ESTATE FUND INDEX. An equally weighted index of the largest 30 funds within the real estate funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

LIPPER SCIENCE AND TECHNOLOGY FUND INDEX. An equally weighted index of the largest 10 funds within the science and technology funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

LIPPER SMALL-CAP CORE FUND INDEX. An equally weighted index of the largest 30 funds within the small company core funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

LIPPER SMALL-CAP GROWTH FUND INDEX. An equally weighted index of the largest 30 funds within the small company growth funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

MANAGEMENT FEE. The amount that a mutual fund pays to the investment adviser for its services.

MARKET CAPITALIZATION. Value of a corporation or other entity as determined by the market price of its securities.

MID-CAP STOCKS. Stocks issued by mid-sized companies. Unless otherwise defined by a fund manager or the Adviser, a mid-cap company is defined as one with a market capitalization between $1.5 billion and $5 billion, which is similar to the range of the Standard & Poor's MidCap 400 Index (S&P 400).

MONEY MARKET SECURITIES. Short-term fixed income securities of federal and local governments, banks and corporations.

MORGAN STANLEY REIT INDEX. An unmanaged index that tracks the returns of REITs.

MORTGAGE-BACKED SECURITIES. Securities backed by the Ginnie Mae, the Fannie Mae and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent collections (pool) of commercial and residential mortgages.

MUNICIPAL SECURITIES. Fixed income obligations of state and local governments. Investments in municipal securities may support special construction projects, such as roads or hospitals, in the municipality that issues them. Interest from municipal bonds is usually exempt from federal taxes and from state taxes only in the state of issue. Some municipal securities are insured and guarantee the timely payment of interest and repayment of principal.

MUTUAL FUND. An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV). The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND. A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

PACIFIC STOCK EXCHANGE (PSE) TECHNOLOGY INDEX. A price-weighted, broad-based index, comprised of no more than 100 listed and over-the-counter stocks representing the technology sector.

REITS. Real estate investment trusts are publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. Most REITs trade on major stock exchanges or over-the-counter.

REPURCHASE AGREEMENTS (REPOS). Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

RISK/REWARD TRADE-OFF. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

RUSSELL 1000 GROWTH INDEX. An unmanaged index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000 INDEX. An unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index (which contains the 3000 largest stocks in the U.S. based on total market capitalization).

RUSSELL 2000 INDEX. An unmanaged index that contains the 2000 smallest common stocks in the Russell 3000 (which contains the 3000 largest stocks in the U.S. based on total market capitalization).

RUSSELL 2000 GROWTH INDEX. Comprised of securities in the Russell 2000 Index with a greater than average growth orientation. Companies in this index tend to exhibit higher price to book and price-earnings ratios.

RUSSELL 1000 VALUE INDEX. Comprised of securities in the Russell 1000 Index. Companies in this index tend to exhibit lower price to book ratios and lower cost to growth values.

SMALL-CAP STOCKS. Stocks issued by smaller companies. Unless otherwise defined by a fund manager or the Adviser, a small-cap company is defined as one with a market capitalization of less than $1.5 billion, which approximates the size of the largest company in the Russell 2000 Index. The Russell 2000 is a widely recognized, unmanaged index of common stocks of the 2,000 smallest companies in the U.S.

STANDARD & POOR'S (S&P) 500 INDEX. An unmanaged index of 500 widely traded industrial, transportation, financial and public utility stocks.

S&P BARRA VALUE INDEX. A capitalization weighted index made up of companies with lower book-to-price ratios.

S&P 400 MIDCAP INDEX. An unmanaged market-value weighted index that consists of 400 domestic stocks chosen for market size, liquidity and industry group representation.

S&P SMALLCAP 600 INDEX. A market capitalization-weighted index of 600 common stocks from a variety of economic sectors and industrial groups.

TOP-DOWN INVESTING. An investing approach in which securities are chosen by looking at the industry or sector level based on market trends and/or economic forecasts.

TOTAL RETURN. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

12B-1 FEE. A mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus. (See "Distribution Plan 12b-1 Fees" on page 43.)

U.S. GOVERNMENT SECURITIES. Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy.

VALUE STYLE INVESTING. An investing approach that involves buying stocks that are out of favor and/or undervalued compared to their peers. Generally, value stock valuation levels are lower than growth stocks.

VARIABLE RATE SECURITIES. Securities that have interest rates that may be adjusted periodically to reflect changes in interest rates. Interest rate adjustments can either raise or lower the income generated by the securities.

YIELD. A measure of net income (dividends and interest) earned by the securities in a fund's portfolio, less a fund's expenses, during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified date.

Management of the Funds

THE ADVISERS

Each Fund has an Adviser that provides management services. The Adviser is paid an annual management fee by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights each Fund and its lead portfolio manager(s) and investment experience and the management fee paid by each Fund for the most recent fiscal year. ABN AMRO Value Fund, ABN AMRO Select Small Cap Fund and ABN AMRO Mid Cap Fund also have a sub adviser.

ABN AMRO ASSET MANAGEMENT (USA) LLC
ABN AMRO Asset Management (USA) LLC is the Adviser to several ABN AMRO Funds. As of December 31, 2002, ABN AMRO Asset Management managed approximately $9.2 billion in assets, consisting of accounts for corporations, unions, governments, insurance companies, charitable organizations and investment companies. ABN AMRO Asset Management, located at 161 N. Clark Street, 9th Floor, Chicago, IL 60601, is an indirect and wholly-owned subsidiary of ABN AMRO Bank N.V. and an affiliate of the Funds' Administrator.

FUND NAME                           PORTFOLIO MANAGER(S)       INVESTMENT EXPERIENCE
ABN AMRO Value Fund (subadvised by                             Managed by a team of investment professionals.
  MFS Institutional Advisors,
  Inc.)
ABN AMRO Select Small Cap Fund                                 Managed by a team of investment professionals.
  (subadvised by thinkorswim
  Advisors, Inc.)
ABN AMRO Real Estate Fund           Nancy J. Holland, CPA      Portfolio Manager since the Fund's inception; Senior
                                                               Managing Director of the Adviser. Ms. Holland has been
                                                               associated with the Adviser and its predecessor since
                                                               January, 1997. Prior to joining the Adviser Ms. Holland
                                                               was a real estate analyst with Edward Jones from January
                                                               1995 - December 1996. Ms. Holland holds a B.S. in
                                                               Accounting from Saint Louis University.

CHICAGO CAPITAL MANAGEMENT, INC.
Chicago Capital Management, Inc. is the Adviser to several ABN AMRO Funds and is located at 161 N. Clark Street, Chicago, Illinois 60601. Investment management teams make the investment decisions for each Fund. As of December 31, 2002, Chicago Capital Management managed approximately $8.1 billion in assets, consisting primarily of institutional accounts, including insurance, pension and profit sharing accounts. Chicago Capital Management is a member of the ABN AMRO group of companies.

FUND NAME                           PORTFOLIO MANAGER(S)    INVESTMENT EXPERIENCE
ABN AMRO Growth Fund                Bernard F.              Portfolio Manager of the Fund since September 1999;
                                    Myszkowski, CFA         Executive Vice President and Chief Equity Officer;
                                                            associated with Chicago Capital Management and its
                                                            affiliates and predecessors since 1969. He has been a
                                                            member of the Equity Investment Committee since 1993, and a manager of balanced and common stock portfolios for
                                                            institutional and private family accounts since 1973. Mr.
                                                            Myszkowski received an MBA from Northwestern University in
                                                            1971. He is a Chartered Financial Analyst, Charter Holder.

                                    Richard S. Drake,       Portfolio Manager of the Fund since February 2000; Senior
                                    CFA                     Managing Director, Director of Equity Research and
                                                            Portfolio Manager; associated with Chicago Capital
                                                            Management since January 2000. Mr. Drake began his
                                                            investment career in 1983; he previously held a senior
                                                            investment management position with Duff & Phelps
                                                            Investment Management, Inc. from 1995-1999. Mr. Drake
                                                            received his MBA from the Kellogg Graduate School of
                                                            Management at Northwestern University. He is a Chartered
                                                            Financial Analyst, Charter Holder.
ABN AMRO Mid Cap Fund               Thyra E. Zerhusen       Portfolio Manager of the Fund since May 1999; Ms. Zerhusen
  (subadvised by Talon Asset                                joined the investment team of Talon Asset Management in
  Management)                                               April 1999. Ms. Zerhusen has 25 years of investment
                                                            management experience; from 1993 to 1999 she was Senior
                                                            Vice President and Principal at the Burridge Group. She has
                                                            a Diplom Inginieur from the Swiss Federal Institute of
                                                            Technology and an MA in Economics from the University of
                                                            Illinois.
ABN AMRO Balanced Fund              Bernard F.              Portfolio Manager of the Fund since September 1999;
                                    Myszkowski, CFA         Executive Vice President and Chief Equity Officer;
                                                            associated with Chicago Capital Management and its
                                                            affiliates and predecessors since 1969. He has been a
                                                            member of the Equity Investment Committee since 1993, and a manager of balanced and common stock portfolios for
                                                            institutional and private family accounts since 1973. Mr.
                                                            Myszkowski received an MBA from Northwestern University in
                                                            1971. He is a Chartered Financial Analyst, Charter Holder.
                                    Thomas J. Marthaler,    Portfolio Manager since the Fund's inception in 1995;
                                    CFA                     Director of Fixed Income; associated with Chicago Capital
                                                            Management and its affiliates and predecessors since 1981.
                                                            He has managed fixed income investment portfolios since
                                                            1984. Mr. Marthaler has an MBA from Loyola University. He
                                                            is a Chartered Financial Analyst, Charter Holder.
ABN AMRO Bond Fund                  Thomas J. Marthaler,    Portfolio Manager since the Fund's inception in 1993;
                                    CFA                     Director of Fixed Income; associated with Chicago Capital
                                                            Management and its affiliates and predecessors since 1981.
                                                            He has managed fixed income investment portfolios since
                                                            1984. Mr. Marthaler has an MBA from Loyola University. He
                                                            is a Chartered Financial Analyst, Charter Holder.

FUND NAME                           PORTFOLIO MANAGER(S)    INVESTMENT EXPERIENCE
ABN AMRO Municipal Bond Fund        Dawn Daggy-Mangerson    Portfolio Manager of the Fund since February 2000; Managing
                                                            Director associated with Chicago Capital Management since
                                                            2000 as a Fixed Income Portfolio Manager. She began her
                                                            investment career in 1988. Most recently she was a manager of national tax-exempt fixed income mutual fund portfolios at Invesco Funds Group from 1998 to 2000; manager of
                                                            national and state-specific tax-exempt fixed income mutual and common funds, national and state-specified money market mutual fund portfolios at Nationsbank/ Tradestreet
                                                            Investment from 1995 to 1998. She has a BS from DePaul
                                                            University.
ABN AMRO Investor Money Market      Karen Van Cleave,       Portfolio Manager of the Fund since May 2001; Ms. Van
  Fund                              CFA                     Cleave is a Managing Director of Chicago Capital
                                                            Management. She has been Managing Director of ABN AMRO
                                                            Asset Management (USA) LLC since 1994 and is the portfolio manager for ABN AMRO Money Market Fund, ABN AMRO Government
                                                            Money Market Fund and ABN AMRO Treasury Money Market Fund.
                                                            She received her BS in Business Administration from Boston
                                                            University. She is a Chartered Financial Analyst, Charter
                                                            Holder.

                                        MANAGEMENT FEE PAID FOR
FUND NAME                              FISCAL YEAR ENDED 10/31/02
ABN AMRO Growth Fund                              0.70%
ABN AMRO Value Fund                               0.57%(1)
ABN AMRO Mid Cap Fund                             0.72%(1)
ABN AMRO Select Small Cap Fund                    0.49%(2)
ABN AMRO Real Estate Fund                         0.69%(1)
ABN AMRO Balanced Fund                            0.70%
ABN AMRO Bond Fund                                0.37%(1)
ABN AMRO Municipal Bond Fund                      0.29%(1)
ABN AMRO Investor Money Market Fund               0.40%

(1)Taking into account fee waivers then in effect.

(2)Represents advisory fee paid to the adviser for the period June 17, 2002 (date of reorganization) through October 31, 2002, taking into account the fee waiver then in effect.

MONTAG & CALDWELL, INC.

Montag & Caldwell, Inc. is the Adviser to two ABN AMRO Funds and is located at 3455 Peachtree Road NE Suite 1200, Atlanta, Georgia 30326. An investment management team makes the investment decisions for each Fund. Ronald E. Canakaris leads the investment management team that manages each Fund. The firm was founded in 1945 and is a wholly-owned subsidiary of ABN AMRO Asset Management Holdings, Inc. As of December 31, 2002, Montag & Caldwell managed approximately $23.5 billion in assets.

FUND NAME                           PORTFOLIO MANAGER       INVESTMENT EXPERIENCE
ABN AMRO/Montag & Caldwell          Ronald E. Canakaris,    Portfolio Manager since the Funds' inceptions in 1994;
  Growth Fund                       CIC, CFA                President and Chief Investment Officer of Montag &
ABN AMRO/Montag & Caldwell                                  Caldwell. He has been with the firm since 1972 and is
  Balanced Fund                                             responsible for developing the firm's investment process.
                                                            He has a BS and BA from the University of Florida. He is a
                                                            Chartered Financial Analyst, Charter Holder.

                                                                   MANAGEMENT FEE PAID FOR
FUND NAME                                   GROSS MANAGEMENT FEE  FISCAL YEAR ENDED 10/31/02
                                                 First $800
ABN AMRO/Montag & Caldwell Growth Fund         million  0.80%          0.67%
                                                 Over $800
                                               million  0.60%
ABN AMRO/Montag & Caldwell Balanced Fund           0.75%               0.75%

VEREDUS ASSET MANAGEMENT LLC
Veredus Asset Management is the Adviser to three ABN AMRO Funds and is located at 6060 Dutchmans Lane, Louisville, Kentucky 40205. Veredus was founded in 1998 and is partially owned by ABN AMRO Asset Management Holdings, Inc. As of December 31, 2002, Veredus managed approximately $948 million in assets.

FUND NAME                           PORTFOLIO MANAGER          INVESTMENT EXPERIENCE
ABN AMRO/Veredus Aggressive Growth  B. Anthony Weber           Portfolio Manager of the Fund since the Fund's inception
  Fund                                                         in 1998; President and Chief Investment Officer of Veredus
                                                               Asset Management LLC. He leads the team that is
                                                               responsible for the day-to-day management of the Fund. Mr.
                                                               Weber was President and Senior Portfolio Manager of SMC
                                                               Capital, Inc. from 1993-1998. He has 19 years of
                                                               investment management experience. He received a BA from
                                                               Centre College of Kentucky.

                                    Charles P. McCurdy, Jr.    Portfolio Manager of the Fund since February 2000;
                                    CFA                        Executive Vice President and Director of Research of
                                                               Veredus Asset Management LLC, since 1998. Formerly
                                                               employed by SMC Capital, Inc. from 1994-1998, Stock Yards
                                                               Bank and Trust and Citizens Fidelity Capital Management.
                                                               He received his BS from the University of Louisville in
                                                               1984. He is a Chartered Financial Analyst, Charter Holder.
ABN AMRO/Veredus SciTech Fund       Charles P. McCurdy, Jr.    Portfolio Manager of the Fund since September 21, 2002.
                                    CFA                        Please see above.

                                    Charles F. Mercer, Jr.,    Portfolio Manager of the Fund since September 2001; Vice
                                    CFA                        President and Director of Research of Veredus Asset
                                                               Management LLC since June, 1998. Prior experience
                                                               includes: research analyst, at SMC Capital Inc. from 1996
                                                               to 1998. Mr. Mercer has a BA from Vanderbilt University.
                                                               He is a Chartered Financial Analyst, Charter Holder.
ABN AMRO/Veredus Select Growth      B. Anthony Weber           Portfolio Manager of the Fund since September 21, 2002.
  Fund                                                         Please see above.

                                    Charles P. McCurdy, Jr.,   Portfolio Manager of the Fund since September 21, 2002.
                                    CFA                        Please see above.

                                    Charles F. Mercer, Jr.,    Portfolio Manager of the Fund since the Fund's inception
                                    CFA                        in December 2001. Please see above.

                                          MANAGEMENT FEE PAID FOR
FUND NAME                                FISCAL YEAR ENDED 10/31/02
ABN AMRO/Veredus Aggressive Growth Fund         0.92%(1)
ABN AMRO/Veredus SciTech Fund                   0.00%(1)
ABN AMRO/Veredus Select Growth Fund             0.00%(1)

(1)Taking into account fee waivers then in effect.

The following is performance of a composite of all of the large cap equity accounts (the "Adviser's Managed Accounts") managed by Veredus Asset Management. The investment objectives, policies and strategies of ABN AMRO/Veredus Select Growth Fund are substantially similar to those of the Adviser's Managed Accounts, and the Fund and Advisers' Managed Accounts are managed by the same investment team.

                                  TOTAL RETURN

                      Adviser's
                       Managed      Russell 1000      S&P 500
                      Accounts     Growth Index(1)    Index(1)
------------------------------------------------------------------
    1998(2)             21.78%          15.22%           9.24%
------------------------------------------------------------------
    1999                27.26           33.16           21.03
------------------------------------------------------------------
    2000                25.42          -22.42           -9.10
------------------------------------------------------------------
    2001               -14.78          -20.42          -11.88
------------------------------------------------------------------
    2002               -29.40          -27.88          -22.09
------------------------------------------------------------------

                         AVERAGE ANNUAL TOTAL RETURN(3)

                      Adviser's
                       Managed      Russell 1000      S&P 500
                      Accounts     Growth Index(1)    Index(1)
------------------------------------------------------------------
    One Year          -29.40%          -27.88%        -22.09%
------------------------------------------------------------------
    Three Years         -8.96           -23.64         -14.54
------------------------------------------------------------------
    Since July 1,
    1998                 3.54           -8.12%          -4.18
------------------------------------------------------------------

(1)The Russell 1000 Growth Index is based on those securities in the Russell 1000 Index that have a greater than average growth orientation. The Russell 1000 Index is made up of 1000 of the largest capitalized US domiciled companies. The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. Each index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for each Index do not reflect deduction of transaction costs or expenses, including management fees.

(2)1998 percentages represent rates of return for the six-month period ended December 31, 1998 and are not annualized.

(3)Average annual returns for the periods ended December 31, 2002 use the Performance Presentation Standards of the Association for Investment Management and Research (AIMR) calculation of performance (see next column).

The composite rate of return is market-weighted reflecting the relative size of each eligible account, at the beginning of the relevant period. Performance figures reflected are net of management fees and net of all expenses, including transaction costs and commissions. Results include the reinvestment of dividends and capital gains. At times, the accounts in the composite included a significant investment in cash, which is not a component of either the S&P 500 Index or the Russell 1000 Index. At times, the Fund's investment in cash will vary depending on market conditions.

The performance of the accounts managed by Veredus does not represent the historical performance of the Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees, the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and, availability of cash for new investments. If the Fund's fees and expenses had been used in calculating the composite performance, the performance of the composite would have been lower. In addition, the Adviser's Managed Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended (the "1940 Act") and the Internal Revenue Code of 1986, as amended (the "Code") which, if applicable, may have adversely affected the performance results of the managed accounts composite. The results for different products may vary.

TAMRO CAPITAL PARTNERS LLC

TAMRO Capital Partners LLC is the Adviser to ABN AMRO/ TAMRO LARGE CAP VALUE FUND and ABN AMRO/TAMRO SMALL CAP FUND. TAMRO is located at 1660 Duke Street, Alexandria, VA 22314. TAMRO was founded in 2000 and is a subsidiary of ABN AMRO Asset Management Holdings, Inc.

FUND NAME                           PORTFOLIO MANAGER       INVESTMENT EXPERIENCE
ABN AMRO/TAMRO                      Philip D. Tasho, CFA    Portfolio Manager since the Funds' inception in November
  Large Cap Value Fund                                      2000; Chief Investment Officer of TAMRO; Vice President of
ABN AMRO/TAMRO                                              Chicago Capital Management. He leads the team that is
  Small Cap Fund                                            responsible for the day-to-day management of the Funds. Most recently, Mr. Tasho served as Chief Executive Officer and
                                                            Chief Investment Officer of Riggs Investment Management
                                                            Corp. (RIMCO), from 1995 to 2000. He began his investment
                                                            management career in 1980. He received his MBA from George
                                                            Washington University. He is a Charted Financial Analyst,
                                                            Charter Holder.

                                      MANAGEMENT FEE PAID FOR
FUND NAME                            FISCAL YEAR ENDED 10/31/02
ABN AMRO/TAMRO Large Cap Value Fund            0.21%(1)
ABN AMRO/TAMRO Small Cap Fund                  0.68%(1)

(1)Taking into account fee waivers then in effect.

THE SUB ADVISERS

TALON ASSET MANAGEMENT, INC.
Talon Asset Management, Inc. is the sub adviser to ABN AMRO MID CAP FUND and is located at One North Franklin, Suite 900, Chicago, IL 60601. Talon Asset Management, Inc. manages more than $450 million in assets for retirement funds, foundations, endowments and individual clients.

MFS INSTITUTIONAL ADVISORS, INC.
MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116 serves as the sub adviser of ABN AMRO VALUE FUND, pursuant to a sub-advisory agreement with ABN AMRO Asset Management (USA) LLC. MFS, a Delaware corporation, is an 81.8%-owned subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., 500 Boylston Street, Boston Massachusetts 02116, which is in turn a wholly owned subsidiary of Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc., One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc. is a wholly owned subsidiary of Sun Life Assurance Company of Canada, 150 King Street West, 14th Floor, Toronto, Canada M5H IJ9, which in turn is a wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. at the same address.

THINKORSWIM ADVISORS, INC.
thinkorswim Advisors, Inc., formerly Sosnoff Sheridan Weiser Corporation, 3304
N. Lincoln Ave., Chicago, Illinois 60657, serves as subadviser of ABN AMRO SELECT SMALL CAP FUND pursuant to a sub-advisory agreement with ABN AMRO Asset Management (USA) LLC. thinkorswim Advisors, Inc. has managed mutual funds since 1995. thinkorswim Advisors, Inc. is controlled by Tom Sosnoff, its Director and President, and Scott Sheridan, its Director, Executive Vice-President and Secretary.

Shareholder Information

OPENING AN ACCOUNT


-  Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investments for each ABN AMRO Fund are as follows:
   o  Regular accounts: $2,500
   o  Individual Retirement Accounts (IRAs): $500
   o Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500
   o Automatic Investment Plan (any type of account): We waive the initial investment minimum to open an account and the monthly investment minimum is $50.
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
-  Make your initial investment using the following table as a guideline.
-  All account openings must be in "good order."

BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
-  The account number and Fund name are included.
-  The amount of the transaction is specified in dollars or shares.
- Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.
-  Any required Medallion Signature Guarantees are included.
- Other supporting legal documents (as necessary) are present, including such requirements for written requests as described on page 40.

       BUYING SHARES                    TO OPEN AN ACCOUNT                         TO ADD TO AN ACCOUNT ($50 MINIMUM)
THROUGH YOUR FINANCIAL          - Your financial representative is    - Your financial representative is responsible for
REPRESENTATIVE                    responsible for transmitting the      transmitting the order promptly.
                                  order promptly.
BY MAIL                         - Complete and sign your              - Return the investment slip from a statement with your
                                  application.                          check in the envelope provided and mail to us at the
ABN AMRO FUNDS                  - Make your check payable to ABN        address at the left.
P.O. BOX 9765                     AMRO Funds and mail to us at the    - We accept checks, bank drafts, money orders, wires and ACH
PROVIDENCE, RI 02940              address at the left.                  for purchases (see "Other Features" on p. 41). Checks must
                                - We accept checks, bank drafts         be drawn on U.S. banks. There is a $20 charge for returned
                                  and money orders for purchases.       checks.
                                  Checks must be drawn on U.S.        - Give the following wire/ACH information to your bank:
                                  banks to avoid any fees or            Boston Safe Deposit & Trust
                                  delays in processing your check.      ABA #01-10-01234
                                - We do not accept travelers,           For: ABN AMRO Funds
                                  temporary, post-dated, credit         A/C 140414
                                  card courtesy, second or third        FBO "ABN AMRO Fund Number"
                                  party checks (which are checks        "Your Account Number"
                                  made payable to someone other
                                  than the Funds).                      Include your name, account number, tax payer
                                                                        identification number or social security number, address
                                                                        and the Fund you wish to purchase in the wiring
                                                                        instructions.
                                                                      - We do not accept travelers, temporary, post-dated, credit card courtesy, second or third party checks (which are
                                                                        checks made payable to someone other than the Funds).
                                                                      - For your protection, our current internet capabilities
                                                                        allow you to check balances and transfer monies between
                                                                        Funds only. Please contact us via mail with a signed
                                                                        letter of instruction for all other changes to your
                                                                        account.

       BUYING SHARES                    TO OPEN AN ACCOUNT                         TO ADD TO AN ACCOUNT ($50 MINIMUM)
BY PHONE                        - Obtain a Fund number and account    - Verify that your bank or credit union is a member of the
                                  by calling ABN AMRO Funds at the      ACH.
800 992-8151                      number at the left.                 - You should complete the "Bank Account Information" section
                                - Instruct your bank (who may           on your account application.
                                  charge a fee) to wire or ACH the    - When you are ready to add to your account, call ABN AMRO
                                  amount of your investment.            Funds and tell the representative the Fund name, account
                                - Give the following wire/ACH           number, the name(s) in which the account is registered and
                                  information to your bank:             the amount of your investment.
                                  Boston Safe Deposit & Trust         - Instruct your bank (who may charge a fee) to wire or ACH
                                  ABA #01-10-01234                      the amount of your investment.
                                  For: ABN AMRO Funds                 - Give the following wire/ACH information to your bank:
                                  A/C 140414                            Boston Safe Deposit & Trust
                                  FBO "ABN AMRO Fund Number"            ABA #01-10-01234
                                  "Your Account Number"                 For: ABN AMRO Funds
                                - Return your completed and signed      A/C 140414
                                  application to:                       FBO "ABN AMRO Fund Number"
                                  ABN AMRO Funds                        "Your Account Number"
                                  P.O. Box 9765                       - Include your name, account number, taxpayer identification
                                  Providence, RI 02940                  number or Social Security number, address and the Fund(s)
                                                                        you wish to purchase in the wire instructions.
BY INTERNET                     - Download the appropriate account    - Verify that your bank or credit union is a member of the
                                  application(s) from our Web           ACH.
WWW.ABNAMROFUNDS.COM              site.                               - Complete the "Purchase, Exchange and Redemption
                                - Complete and sign the                 Authorization" section of your account application.
                                  application(s). Make your check     - Obtain a Personal Identification Number (PIN) from ABN
                                  payable to ABN AMRO Funds and         AMRO Funds for use on ABN AMRO Funds' Web site if you have
                                  mail it to the address under "By      not already done so. To obtain a PIN, please call 800
                                  Mail" above.                          992-8151.
                                                                      - When you are ready to add to your account, access your
                                                                        account through ABN AMRO Funds' Web site and enter your
                                                                        purchase instructions in the highly secure area for
                                                                        shareholders only called "Account Access." ACH purchases
                                                                        on the internet may take 3 or 4 business days.

Other share classes of ABN AMRO Funds are available through separate prospectuses.

Please call 800 992-8151 for more information.

EXCHANGING SHARES

After you have opened an account with us, you can exchange your shares within ABN AMRO Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.

You can exchange shares from one ABN AMRO Fund to another within the same class of shares. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account.
----------------------------------------------------------------
HOW DOES AN EXCHANGE TAKE PLACE?
When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. The sale of your shares may be taxable.
----------------------------------------------------------------

ABN AMRO Funds reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

SELLING/REDEEMING SHARES


Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order."

The following table shows guidelines for selling shares.

SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...
THROUGH YOUR FINANCIAL          - Accounts of any type                - Your financial representative is responsible for
REPRESENTATIVE                                                          transmitting the order promptly.
BY MAIL                         - Accounts of any type                - Write and sign a letter of instruction indicating the Fund
                                - Sales or redemptions of any size      name, Fund number, your account number, the name(s) in
ABN AMRO FUNDS                                                          which the account is registered and the dollar value or
P.O. BOX 9765                                                           number of shares you wish to sell.
PROVIDENCE, RI 02940                                                  - Include all signatures and any additional documents that may be required. (See "Selling Shares in Writing" on page
                                                                        40). Signatures must be in original form, as photocopies
                                                                        are not accepted.
                                                                      - Mail to us at the address at the left.
                                                                      - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                        mailed to a different address, you must write a letter of
                                                                        instruction and have it medallion signature guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 41).
BY PHONE                        - Non-retirement accounts             - For automated service 24 hours a day using your touch-tone
                                - Sales of up to $50,000 (for           phone, call 800 992-8151.
800 992-8151                      accounts with telephone account     - To place your request with an Investor Services Associate,
                                  privileges)                           call between 9 am and 7 pm ET, Monday - Friday.
                                                                      - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                        mailed to a different address, you must write a letter of
                                                                        instruction and have it medallion signature guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 41).
                                                                      - The Funds reserve the right to refuse any telephone sales request and may modify the procedures at any time. The
                                                                        Funds make reasonable attempts to verify that telephone
                                                                        instructions are genuine, but you are responsible for any
                                                                        loss that you may bear from telephone requests.
BY INTERNET                     - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                        Authorization" section of your account application.
WWW.ABNAMROFUNDS.COM                                                  - Obtain a Personal Identification Number (PIN) from ABN
                                                                        AMRO Funds (800 992-8151) for use on ABN AMRO Funds' Web
                                                                        site if you have not already done so.
                                                                      - When you are ready to redeem a portion of your account,
                                                                        access your account through ABN AMRO Funds' Web site and
                                                                        enter your redemption instructions in the highly secure
                                                                        area for shareholders only called "Account Access". A
                                                                        check for the proceeds will be mailed to you at the
                                                                        address of record.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 41).

SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...
BY MONEY MARKET CHECKWRITING    - Regular accounts                    - Request the free checkwriting privilege on your
                                - ABN AMRO Investor Money Market        application.
                                  Fund only                           - Verify that the shares to be sold were purchased more than
                                                                        15 days earlier or were purchased by wire, otherwise there can be up to a 15-day hold on checks.
                                                                      - You may write unlimited checks, each for $100 or more. You cannot close an account by writing a check.
                                                                      - You continue to earn dividends until checks are presented for payment. There is a $30 charge for returned checks.
                                                                      - Currently, there is no charge for this privilege, but the
                                                                        Fund reserves the right to add one.
                                                                      - Canceled checks are available upon request but there is a fee to receive them.
                                                                      - The Fund may cancel this privilege at any time by giving notice to you.

SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a medallion signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:
-  your address of record has changed within the past 30 days
-  you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner

SELLER                  REQUIREMENTS FOR WRITTEN REQUESTS
Owners of               - Letter of instruction
individual, joint,      - On the letter, the signatures and titles of all persons
sole proprietorship,      authorized to sign for the account, exactly as the account
UGMA/UTMA, or             is registered, must be in original form, as photocopies
general partner           are not accepted
accounts                - MEDALLION SIGNATURE GUARANTEE, if applicable (see next
                          page for more details)
Owners of corporate     - Letter of instruction
or association          - Corporate resolution certified within the past 12 months
accounts                - On the letter, the signatures and titles of all persons
                          authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies
                          are not accepted
                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see next
                          page for more details)
Owners or trustees      - Letter of instruction
of trust accounts       - On the letter, the signature of the trustee(s) must be in original form, as photocopies are not accepted
                        - If the names of all trustees are not registered on the
                          account, a copy of the trust document certified within the past 12 months
                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see next
                          page for more details)
Joint tenancy           - Certified letter of instruction signed by the surviving
shareholders whose        tenant must be in original form, as photocopies are not
co-tenants are            accepted
deceased                - Copy of death certificate
                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see next
                          page for more details)
Executors of            - Certified letter of instruction signed by executor must be
shareholder estates       in original form, as photocopies are not accepted
                        - Copy of order appointing executor
                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see next
                          page for more details)
Administrators,         - Call 800 992-8151 for instructions
conservators,
guardians and other
sellers or account
types not listed
above
IRA accounts            - IRA distribution request form completed and signed. Call
                          800 992-8151 for a form.

In addition to the situations described above, ABN AMRO Funds may require Medallion Signature Guarantees in other circumstances based on the amount of redemption request or other factors.

OTHER FEATURES
The following other features are also available to buy and sell shares of the Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
- Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.

----------------------------------------------------------------
WHAT IS A MEDALLION SIGNATURE GUARANTEE?
A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.
----------------------------------------------------------------

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds account(s):
- You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Funds have elected, under Rule 18f-1 of the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY REDEMPTIONS
To reduce expenses, we may sell your shares and close your non-retirement account if the value of your account falls below the applicable minimum due to redemptions. We will give you 30 days' notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise your account value to the appropriate minimum to avoid closing the account.

TRANSACTION POLICIES

CALCULATING SHARE PRICE
When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each share class of a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 4 p.m. (ET)) by dividing a class's net assets by the number of its shares outstanding. Currently, the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.

EXECUTION OF REQUESTS
Each Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail, telephone or Internet request in "good order." Under normal circumstances, purchase orders and redemption requests must be received by 4:00 p.m. ET (1:00 p.m. ET for ABN AMRO Investor Money Market
Fund) for same day processing. On days when the Federal Reserve Cash Settlement System closes earlier than normal, these times may be accelerated. Sales proceeds are normally sent on the next business day, but are always sent within seven days of receipt of a request in "good order". Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.

Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.

A Fund may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

ABN AMRO Funds reserves the right to:
-  reject any purchase order
-  suspend the offering of Fund shares
- change the initial and additional investment minimums or waive these minimums for any investor
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.

MONEY MARKET TRADING

For ABN AMRO INVESTOR MONEY MARKET FUND, your purchase will be processed at the net asset value calculated after your investment has been converted to federal funds. On days when the NYSE is open for trading and Federal banks are closed (currently, Columbus Day and Veterans' Day), conversion into federal funds does not occur until the next business day. If you invest by check or a non-federal funds wire, you should allow one business day after receipt for conversion into federal funds. Checks must be made payable to "ABN AMRO Funds."

SHORT-TERM TRADING

The Funds are designed for long term investors. The Funds are not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. The Funds reserve the right to refuse any purchase or exchange order that could adversely affect the Funds or their operations. The Funds also reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

REDEMPTION FEES

ABN AMRO REAL ESTATE FUND AND ABN AMRO/VEREDUS SCITECH FUND can experience substantial price fluctuations and are intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Funds' investment programs and create significant additional transaction costs that are borne by all shareholders. For these reasons, ABN AMRO/Veredus SciTech Fund and ABN AMRO Real Estate Fund assess a 2% fee on redemptions (including exchanges) of Fund shares held for less than 90 days.

Redemption fees are paid to the respective Fund to help offset transaction costs and to protect the Fund's long-term shareholders. Each Fund will use the "first-in, first-out" (FIFO) method to determine the 90-day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 90 days, the fee will be charged. The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains).

Omnibus or similar accounts of certain pre-approved broker-dealers, banks and other institutions will not incur redemption fees at the account level. These accounts have multiple underlying shareholders who may be charged the redemption fee by the broker-dealer, bank or other institution. Certain pre-approved profit-sharing, pension and 401k plans are not subject to the redemption fee.

ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS

In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans)
-  after any change of name or address of the registered owner(s)

MAILINGS TO SHAREHOLDERS

To help reduce Fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.

DIVIDENDS

The following table shows the Funds' dividend and distribution schedule.

DISTRIBUTIONS
The Funds distribute income dividends and capital gains. Income dividends represent the earnings from a Fund's investments;

capital gains occur when a Fund sells a portfolio security for more than the original purchase price.

                             DISTRIBUTION SCHEDULE

FUNDS                   DIVIDENDS, IF ANY                          CAPITAL GAINS DISTRIBUTION, IF ANY
Equity                  - Declared and paid quarterly              - Distributed at least once a year, in December
Balanced                - Declared and paid quarterly              - Distributed at least once a year, in December
Fixed Income
  ABN AMRO Bond Fund    - Declared and paid monthly                - Distributed at least once a year, in December
  ABN AMRO Municipal    - Declared daily and paid monthly          - Distributed at least once a year, in December
    Bond Fund
Money Market            - Declared daily and paid monthly          - Distributed at least once a year, in December

DIVIDEND REINVESTMENTS
Many investors have their dividends reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the ABN AMRO Fund(s) of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:
-  complete the appropriate sections of the account application
- if you are using the Automatic Investment Plan to open an account, make a check ($50 minimum) payable to "ABN AMRO Funds." Mail your check and application to ABN AMRO Funds, P.O. Box 9765, Providence, RI 02940.

ABN AMRO FUNDS WEB SITE
ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can purchase, exchange and redeem shares, and access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Investor Services Associates will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto "Account Access" on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

ABN AMRO Funds has procedures in place to try to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are followed.

SYSTEMATIC WITHDRAWAL PLAN
This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature:
-  you must have at least $50,000 in your account
-  determine the schedule: monthly, quarterly, semi-annually or annually
-  call 800 992-8151 to add a systematic withdrawal plan to your account

RETIREMENT PLANS
ABN AMRO Funds offers a range of retirement plans, including Traditional, Roth and Education Savings Accounts (formerly Education IRAs), SIMPLE IRAs, SEP IRAs, 401(k) plans, money purchase pension and profit-sharing plans. Using these plans, you can invest in any ABN AMRO Fund with a low minimum investment of $500. The annual maintenance fee for IRAs is $15 per account (not to exceed $30), but it is waived if you have $35,000 or more in assets. The fee is assessed every December for the current calendar year. To find out more, call ABN AMRO Funds at 800 992-8151.

DISTRIBUTION PLAN 12B-1 FEES

To pay for the cost of promoting the Funds and servicing your shareholder account, the Funds, except for ABN AMRO INVESTOR MONEY MARKET FUND, have adopted a Rule 12b-1 distribution plan. Under this plan, an annual fee of not more than 0.25% is paid out of each Fund's Class N shares' average daily net assets to reimburse the distributor for certain expenses associated with the distribution of Fund shares. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Funds attempt to obtain the best possible price and most favorable execution of transactions in their portfolio securities. Under policies established by the Board of Trustees, there may be times when a Fund may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Advisers generally determine in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Funds consider a broker-dealer's reliability, availability of research, the quality of its execution services and its financial condition. In executing portfolio transactions, preference may be given to brokers who have sold shares of a Fund.

Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in an ABN AMRO Fund. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequence of investing in the Funds is included in the Statement of Additional Information.

TAXES
Distributions you receive from a Fund may be taxable whether or not you reinvest them.

- The Funds pay dividends and distribute capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

- The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.

- Distributions of any net investment income are taxable to you as ordinary income.

- ABN AMRO Municipal Bond Fund may invest a portion of its assets in securities that generate income that is not exempt from Federal or state income tax. Income exempt from Federal tax may be subject to state and local taxes. Any dividends paid by ABN AMRO Municipal Bond Fund that are derived from capital gains will be subject to Federal income tax.

- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of a Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of a Fund.

- When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

- If you do not provide ABN AMRO Funds with the complete and current taxpayer identification information and required certification, you may be subject to backup withholding tax.

Financial Highlights

These financial highlights tables are to help you understand the Funds' financial performance. The following schedules present financial highlights for one share of each Fund outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by Ernst & Young LLP, whose report along with those Funds' financial statements, is included in the ABN AMRO Funds' Annual Report, which is available upon request. The information for periods ended prior to October 31, 2001 for ABN AMRO Growth Fund, ABN AMRO/Montag & Caldwell Growth Fund, ABN AMRO Mid Cap Fund, ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO/Veredus SciTech Fund, ABN AMRO Balanced Fund, ABN AMRO/Montag & Caldwell Balanced Fund, ABN AMRO Bond Fund, ABN AMRO Municipal Bond Fund and ABN AMRO Investor Money Market Fund and the information for periods ended prior to October 31, 2002 for ABN AMRO Select Small Cap Fund have been audited by the Funds' former independent auditors, whose reports expressed an unqualified opinion of the financial highlights.

ABN AMRO GROWTH FUND


                                                               Year       Year       Year       Year       Year
                                                              Ended      Ended      Ended      Ended      Ended
                                                             10/31/02   10/31/01   10/31/00   10/31/99   10/31/98
                                                             --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period                           $20.38    $ 30.86     $27.71     $23.06     $19.73
                                                             --------   --------   --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                           (0.04)     (0.04)     (0.06)     (0.06)     (0.02)
  Net realized and unrealized gain (loss) on investments        (1.74)     (7.36)      5.21       6.14       4.73
                                                             --------   --------   --------   --------   --------
  Total from investment operations                              (1.78)     (7.40)      5.15       6.08       4.71
                                                             --------   --------   --------   --------   --------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income        --(a)       --        --         --      (0.01)
  Distributions from net realized gain on investments           (0.05)     (3.08)     (2.00)     (1.43)     (1.37)
                                                             --------   --------   --------   --------   --------
  Total distributions                                           (0.05)     (3.08)     (2.00)     (1.43)     (1.38)
                                                             --------   --------   --------   --------   --------
Net increase (decrease) in net asset value                      (1.83)    (10.48)      3.15       4.65       3.33
                                                             --------   --------   --------   --------   --------
Net Asset Value, End of Period                                 $18.55    $ 20.38     $30.86     $27.71     $23.06
                                                             ========   ========   ========   ========   ========
TOTAL RETURN                                                    (8.76)%   (25.95)%    19.62%     27.71%     25.43%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                         $609,049   $464,023   $542,436   $490,189   $367,666
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                    1.10%      1.09%      1.07%      1.06%      1.08%
  After reimbursement of expenses by Adviser                     1.10%      1.09%      1.07%      1.06%      1.08%
Ratios of net investment loss to average net assets:
  Before reimbursement of expenses by Adviser                   (0.20)%    (0.18)%    (0.18)%    (0.25)%    (0.11)%
  After reimbursement of expenses by Adviser                    (0.20)%    (0.18)%    (0.18)%    (0.25)%    (0.11)%
Portfolio Turnover                                               7.52%     17.22%     25.73%     28.93%     34.21%

(a)Represents less than $0.005 per share.

ABN AMRO/MONTAG & CALDWELL GROWTH FUND


                                                           Year        Year        Year         Year         Year
                                                          Ended       Ended       Ended        Ended        Ended
                                                         10/31/02    10/31/01    10/31/00     10/31/99     10/31/98
                                                         --------    --------    --------     --------     --------
Net Asset Value, Beginning of Period                    $    22.43   $  31.30   $    33.15   $    26.49   $    22.68
                                                        ----------   --------   ----------   ----------   ----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                0.05       0.02        (0.05)       (0.04)       (0.05)
  Net realized and unrealized gain (loss) on
    investments                                              (3.45)     (4.81)       (0.15)        7.64         4.07
                                                        ----------   --------   ----------   ----------   ----------
  Total from investment operations                           (3.40)     (4.79)       (0.20)        7.60         4.02
                                                        ----------   --------   ----------   ----------   ----------
  LESS DISTRIBUTIONS:
  Distributions from net realized
  gain on investments                                           --      (4.08)       (1.65)       (0.94)       (0.21)
                                                        ----------   --------   ----------   ----------   ----------
  Total distributions                                           --      (4.08)       (1.65)       (0.94)       (0.21)
                                                        ----------   --------   ----------   ----------   ----------
Net increase (decrease) in net asset value                   (3.40)     (8.87)       (1.85)        6.66         3.81
                                                        ----------   --------   ----------   ----------   ----------
Net Asset Value, End of Period                          $    19.03   $  22.43   $    31.30   $    33.15   $    26.49
                                                        ==========   ========   ==========   ==========   ==========
TOTAL RETURN                                                (15.16)%   (17.37)%      (0.96)%      29.34%       17.90%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                      $714,043   $872,657   $1,349,760   $1,612,796   $1,004,356
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                 1.06%      1.06%        1.03%        1.05%        1.12%
  After reimbursement of expenses by Adviser                  1.06%      1.06%        1.03%        1.05%        1.12%
Ratios of net investment income to average net assets:
  Before reimbursement of expenses by Adviser                 0.23%      0.10%       (0.14)%      (0.16)%      (0.22)%
  After reimbursement of expenses by Adviser                  0.23%      0.10%       (0.14)%      (0.16)%      (0.22)%
Portfolio Turnover                                           38.23%     59.64%       66.71%       31.59%       29.81%

ABN AMRO/TAMRO LARGE CAP VALUE FUND


                                                                Year          Period
                                                               Ended           Ended
                                                              10/31/02      10/31/01(a)
                                                              --------      -----------
Net Asset Value, Beginning of Period                          $   9.68       $   10.00
                                                              --------       ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.06            0.02
  Net realized and unrealized loss on investments                (1.22)          (0.33)
                                                              --------       ---------
  Total from investment operations                               (1.16)          (0.31)
                                                              --------       ---------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income      (0.05)          (0.01)
                                                              --------       ---------
  Total distributions                                            (0.05)          (0.01)
                                                              --------       ---------
Net decrease in net asset value                                  (1.21)          (0.32)
                                                              --------       ---------
Net Asset Value, End of Period                                $   8.47       $    9.68
                                                              ========       =========
TOTAL RETURN                                                    (12.01)%         (3.11)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                          $  9,632       $   5,195
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                     1.79%           3.37%
  After reimbursement of expenses by Adviser                      1.20%           1.20%
Ratios of net investment income (loss) to average net
  assets:
  Before reimbursement of expenses by Adviser                     0.15%          (1.96)%
  After reimbursement of expenses by Adviser                      0.74%           0.21%
Portfolio Turnover                                               83.14%         102.34%(1)

(1)Not Annualized.
(a)ABN AMRO/TAMRO Large Cap Value Fund commenced investment operations on November 30, 2000.

ABN AMRO VALUE FUND


                                                   Year          Ten Months          Year       Year       Year       Year
                                                  Ended            Ended            Ended      Ended      Ended      Ended
                                                 10/31/02         10/31/01         12/31/00   12/31/99   12/31/98   12/31/97
                                                 --------        ----------        --------   --------   --------   --------
Net Asset Value, Beginning of Period             $   9.39        $    11.68        $  12.75   $  12.33   $  16.51   $  13.24
                                                 --------        ----------        --------   --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                              0.11              0.07            0.10       0.14       0.19       0.24
  Net realized and unrealized gain (loss) on
    investments                                     (0.79)            (2.25)          (0.24)      1.23       0.86       3.75
                                                 --------        ----------        --------   --------   --------   --------
  Total from investment operations                  (0.68)            (2.18)          (0.14)      1.37       1.05       3.99
                                                 --------        ----------        --------   --------   --------   --------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net
    investment income                               (0.08)            (0.06)          (0.10)     (0.14)     (0.19)     (0.24)
  Distributions from net realized gain on
    investments                                     (0.18)            (0.05)          (0.83)     (0.81)     (5.04)     (0.48)
                                                 --------        ----------        --------   --------   --------   --------
  Total distributions                               (0.26)            (0.11)          (0.93)     (0.95)     (5.23)     (0.72)
                                                 --------        ----------        --------   --------   --------   --------
Net increase (decrease) in net asset value          (0.94)            (2.29)          (1.07)      0.42      (4.18)      3.27
                                                 --------        ----------        --------   --------   --------   --------
Net Asset Value, End of Period                   $   8.45        $     9.39        $  11.68   $  12.75   $  12.33   $  16.51
                                                 ========        ==========        ========   ========   ========   ========
TOTAL RETURN                                        (7.58)%          (18.86)%(1)      (0.68)%    11.14%      5.47%     30.49%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)             $111,817          $116,221        $131,303   $153,551   $170,945   $220,618
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser        1.20%             1.08%           1.06%      1.03%      1.05%      1.01%
  After reimbursement of expenses by Adviser         0.96%(2)          1.07%           1.06%      1.03%      1.05%      1.01%
Ratios of net investment income to average net
  assets:
  Before reimbursement of expenses by Adviser        1.00%             0.68%           0.85%      1.07%      1.23%      1.57%
  After reimbursement of expenses by Adviser         1.24%             0.69%           0.85%      1.07%      1.23%      1.57%
Portfolio Turnover                                 144.90%            58.41%(1)       76.00%     94.00%     55.00%     79.00%

(1)Not Annualized.
(2)The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.08% to 0.94% on January 1, 2002.

ABN AMRO/VEREDUS SELECT GROWTH FUND


                                                                  Period
                                                                   Ended
                                                                10/31/02(a)
                                                                -----------
Net Asset Value, Beginning of Period                            $     10.00
                                                                -----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                                 (0.03)
  Net realized and unrealized loss on investments                     (2.67)
                                                                -----------
  Total from investment operations                                    (2.70)
                                                                -----------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income              --
                                                                -----------
  Distributions from net realized gain on investments                    --
                                                                -----------
  Total distributions                                                    --
                                                                -----------
Net decrease in net asset value                                       (2.70)
                                                                -----------
Net Asset Value, End of Period                                  $      7.30
                                                                ===========
TOTAL RETURN                                                         (27.10)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                            $     2,164
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                          3.45%
  After reimbursement of expenses by Adviser                           1.30%
Ratios of net investment loss to average net assets:
  Before reimbursement of expenses by Adviser                         (2.53)%
  After reimbursement of expenses by Adviser                          (0.38)%
Portfolio Turnover                                                 1,314.29%(1)

(1)Not Annualized.
(a)ABN AMRO/Veredus Select Growth Fund commenced investment operations on December 31, 2001.

ABN AMRO MID CAP FUND


                                                               Year       Year       Year           Year         Year
                                                              Ended      Ended      Ended          Ended        Ended
                                                             10/31/02   10/31/01   10/31/00       10/31/99     10/31/98
                                                             --------   --------   --------       --------     --------
Net Asset Value, Beginning of Period                         $  15.67   $  18.50   $  13.45       $  13.16     $  17.60
                                                             --------   --------   --------       --------     --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                  (0.06)     (0.07)     (0.05)         (0.05)        0.07
  Net realized and unrealized gain (loss) on investments        (1.12)      0.55       5.25           0.34        (1.59)
                                                             --------   --------   --------       --------     --------
  Total from investment operations                              (1.18)      0.48       5.20           0.29        (1.52)
                                                             --------   --------   --------       --------     --------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income        --         --         --             --(a)     (0.09)
  Distributions from net realized gain on investments           (0.25)     (3.31)     (0.15)            --        (2.83)
                                                             --------   --------   --------       --------     --------
  Total distributions                                           (0.25)     (3.31)     (0.15)            --        (2.92)
                                                             --------   --------   --------       --------     --------
Net increase (decrease) in net asset value                      (1.43)     (2.83)      5.05           0.29        (4.44)
                                                             --------   --------   --------       --------     --------
Net Asset Value, End of Period                                 $14.24     $15.67     $18.50         $13.45       $13.16
                                                             ========   ========   ========       ========     ========
TOTAL RETURN                                                    (7.88)%     3.42%     39.07%          2.32%      (10.54)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                          $85,727    $40,265    $26,389        $17,586      $22,728
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                    1.38%      1.42%      1.48%          1.50%        1.46%
  After reimbursement of expenses by Adviser                     1.30%      1.30%      1.30%          1.30%        1.30%
Ratios of net investment income (loss) to average net
  assets:
  Before reimbursement of expenses by Adviser                   (0.61)%    (0.61)%    (0.51)%        (0.50)%       0.30%
  After reimbursement of expenses by Adviser                    (0.53)%    (0.49)%    (0.33)%        (0.30)%       0.46%
Portfolio Turnover                                              45.17%     77.15%    108.61%        101.44%       78.33%

(a)Represents less than $0.005 per share.

ABN AMRO/TAMRO SMALL CAP FUND


                                                                Year          Period
                                                               Ended           Ended
                                                              10/31/02      10/31/01(a)
                                                              --------      -----------
Net Asset Value, Beginning of Period                          $  10.75       $   10.00
                                                              --------       ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                   (0.02)(b)        0.06
  Net realized and unrealized gain/(loss) on investments         (0.14)(b)        0.72
                                                              --------       ---------
  Total from investment operations                               (0.16)           0.78
                                                              --------       ---------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income      (0.02)          (0.03)
  Distributions from net realized gain on investments            (0.08)             --
                                                              --------       ---------
  Total distributions                                            (0.10)          (0.03)
                                                              --------       ---------
Net increase (decrease) in net asset value                       (0.26)           0.75
                                                              --------       ---------
Net Asset Value, End of Period                                $  10.49       $   10.75
                                                              ========       =========
TOTAL RETURN                                                     (1.59)%          7.74%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                           $40,407          $2,000
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                     1.52%           5.46%
  After reimbursement of expenses by Adviser                      1.30%           1.30%
Ratios of net investment income (loss) to average net
assets:
  Before reimbursement of expenses by Adviser                    (0.34)%         (3.49)%
  After reimbursement of expenses by Adviser                     (0.12)%          0.67%
Portfolio Turnover                                              266.78%         175.17%(1)

(1)Not Annualized.
(a)ABN AMRO/TAMRO Small Cap Fund commenced investment operations on November 30, 2000.
(b)The selected per share data was calculated using the weighted average shares outstanding method for the period.

ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND


                                                              Year       Year       Year       Year          Period
                                                             Ended      Ended      Ended      Ended           Ended
                                                            10/31/02   10/31/01   10/31/00   10/31/99      10/31/98(a)
                                                            --------   --------   --------   --------      -----------
Net Asset Value, Beginning of Period                          $17.55     $22.51     $16.60     $ 8.62          $10.00
                                                            --------   --------   --------   --------       ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                          (0.14)     (0.13)     (0.14)     (0.08)             --(b)
  Net realized and unrealized gain (loss) on investments       (5.97)     (1.72)      8.42       8.06           (1.38)
                                                            --------   --------   --------   --------       ---------
  Total from investment operations                             (6.11)     (1.85)      8.28       7.98           (1.38)
                                                            --------   --------   --------   --------       ---------
  LESS DISTRIBUTIONS:
  Distributions from net realized gain on investments             --      (3.11)     (2.37)        --              --
                                                            --------   --------   --------   --------       ---------
  Total distributions                                             --      (3.11)     (2.37)        --              --
                                                            --------   --------   --------   --------       ---------
Net increase (decrease) in net asset value                     (6.11)     (4.96)      5.91       7.98           (1.38)
                                                            --------   --------   --------   --------       ---------
Net Asset Value, End of Period                              $  11.44   $  17.55   $  22.51   $  16.60       $    8.62
                                                            ========   ========   ========   ========       =========
TOTAL RETURN                                                  (34.76)%   (10.08)%    53.35%     92.92%         (13.80)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                        $314,317   $268,271   $182,806    $57,282         $12,674
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                   1.48%      1.44%      1.46%      1.58%           1.54%
  After reimbursement of expenses by Adviser                    1.40%      1.40%      1.40%      1.41%(2)        1.50%
Ratios of net investment loss to average net assets:
  Before reimbursement of expenses by Adviser                  (1.15)%    (0.87)%    (0.84)%    (1.05)%         (0.06)%
  After reimbursement of expenses by Adviser                   (1.07)%    (0.83)%    (0.78)%    (0.88)%         (0.02)%
Portfolio Turnover                                            162.80%    177.30%    192.23%    204.26%         111.52%(1)

(1)Not Annualized.
(2)The Adviser fee, which affects the net expense ratio, changed from 1.50% to 1.00% on December 4, 1998.
(a)ABN AMRO/Veredus Aggressive Growth Fund -- Class N commenced investment operations on June 30, 1998.
(b)Represents less than $0.005 per share.

ABN AMRO SELECT SMALL CAP FUND(a)


                                                           Six Months         Year           Year           Year          Period
                                                             Ended            Ended          Ended          Ended          Ended
                                                            10/31/02         4/30/02        4/30/01        4/30/00        4/30/99
                                                           ----------        -------        -------        -------        -------
Net Asset Value, Beginning of Period                       $    10.72        $  9.65        $ 10.47        $  9.40        $ 10.00
                                                           ----------        -------        -------        -------        -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                           (0.01)         (0.03)         (0.02)         (0.03)         (0.01)
  Net realized and unrealized gain (loss) on investments        (2.29)          1.52           0.47           1.65         (0.59)(b)
                                                           ----------        -------        -------        -------        -------
  Total from investment operations                              (2.30)          1.49           0.45           1.62          (0.60)
                                                           ----------        -------        -------        -------        -------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment
  income                                                           --             --             --             --             --(c)
  Contribution (return) of capital                              (0.22)         (0.42)         (1.27)         (0.55)            --(c)
                                                           ----------        -------        -------        -------        -------
  Total distributions                                           (0.22)         (0.42)         (1.27)         (0.55)            --(c)
                                                           ----------        -------        -------        -------        -------
Net increase (decrease) in net asset value                      (2.52)          1.07          (0.82)          1.07          (0.60)
                                                           ----------        -------        -------        -------        -------
Net Asset Value, End of Period                             $     8.20        $ 10.72        $  9.65        $ 10.47        $  9.40
                                                           ==========        =======        =======        =======        =======

TOTAL RETURN                                                   (21.78)%(1)     15.81%          4.72%         17.86%       (5.94)%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                          $28,079        $41,124        $40,634        $39,332        $29,587
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                    1.05%          1.04%          1.01%          1.12%          1.69%
  After reimbursement of expenses by Adviser                     1.04%          1.03%          0.98%          1.07%          1.27%
Ratios of net investment loss to average net assets:
  Before reimbursement of expenses by Adviser                   (0.22)%        (0.37)%        (0.24)%        (0.33)%        (0.51)%
  After reimbursement of expenses by Adviser                    (0.21)%        (0.36)%        (0.21)%        (0.28)%        (0.09)%
Portfolio Turnover                                               4.77%(1)      25.00%         65.00%         38.00%        36.00%(1)

(1)Not Annualized.
(a)Prior to June 17, 2002, the ABN AMRO Select Small Cap Fund was formerly known as the Independence One Small Cap Fund, which commenced investment operations on June 22, 1998. The information presented in the table represents financial and performance history of Independence One Small Cap Class A.
(b)The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
(c)Amount represents less than $0.005 per share.

ABN AMRO REAL ESTATE FUND


                                           Year     Ten Months          Year            Year            Year            Period
                                          Ended       Ended            Ended           Ended           Ended             Ended
                                         10/31/02    10/31/01         12/31/00        12/31/99        12/31/98        12/31/97(a)
                                         --------   ----------        --------        --------        --------        -----------
Net Asset Value, Beginning of Period     $   9.15   $     9.47        $   7.72        $   8.37        $   9.95         $   10.00
                                         --------   ----------        --------        --------        --------         ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                      0.39         0.34            0.42(b)         0.38            0.37                --
  Net realized and unrealized gain
    (loss) on investments                    0.24        (0.39)           1.75(b)        (0.65)          (1.58)            (0.05)
                                         --------   ----------        --------        --------        --------         ---------
  Total from investment operations           0.63        (0.05)           2.17           (0.27)          (1.21)            (0.05)
                                         --------   ----------        --------        --------        --------         ---------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of
  net investment income                     (0.33)       (0.27)          (0.33)          (0.31)          (0.31)               --
  Distributions from net realized gain
    on investments                          (0.22)          --              --              --              --                --
  Contribution (return) of capital             --           --           (0.09)          (0.07)          (0.06)               --
                                         --------   ----------        --------        --------        --------         ---------
  Total distributions                       (0.55)       (0.27)          (0.42)          (0.38)          (0.37)               --
                                         --------   ----------        --------        --------        --------         ---------
Net increase (decrease) in net asset
  value                                      0.08        (0.32)           1.75           (0.65)          (1.58)            (0.05)
                                         --------   ----------        --------        --------        --------         ---------
Net Asset Value, End of Period           $   9.23   $     9.15        $   9.47        $   7.72        $   8.37         $    9.95
                                         ========   ==========        ========        ========        ========         =========
TOTAL RETURN                                 6.62%       (0.46)%(1)      28.77%          (3.33)%        (12.35)%            0.00%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)      $19,924      $15,242         $21,744          $7,522          $7,022            $2,985
Ratios of expenses to average net
  assets:
  Before reimbursement of expenses by
    Adviser                                  1.68%        1.63%           1.70%           2.42%           1.78%             1.61%
  After reimbursement of expenses by
    Adviser                                  1.37%        1.33%           1.39%           1.53%           1.41%             1.31%
Ratios of net investment income (loss)
  to average net assets:
  Before reimbursement of expenses by
    Adviser                                  3.80%        4.01%           4.87%           3.83%           4.31%            (1.61)%
  After reimbursement of expenses by
    Adviser                                  4.11%        4.31%           5.19%           4.72%           4.68%            (1.31)%
Portfolio Turnover                          36.69%       17.95%(1)       25.00%          11.00%          13.00%               --(1)

(1)Not Annualized.
(a)ABN AMRO Real Estate Fund commenced investment operations on December 31,
1997.
(b)The selected per share data was calculated using the weighted average shares outstanding method for the period.

ABN AMRO/VEREDUS SCITECH FUND


                                                                  Year        Year        Period
                                                                 Ended       Ended         Ended
                                                                10/31/02    10/31/01    10/31/00(a)
                                                                --------    --------    -----------
Net Asset Value, Beginning of Period                            $   7.57    $   8.93     $   10.00
                                                                --------    --------     ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     (0.08)       0.02          0.06
  Net realized and unrealized loss on investments                  (2.60)      (1.32)        (1.11)
                                                                --------    --------     ---------
  Total from investment operations                                 (2.68)      (1.30)        (1.05)
                                                                --------    --------     ---------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income           --       (0.06)        (0.02)
                                                                --------    --------     ---------
  Total distributions                                                 --       (0.06)        (0.02)
                                                                --------    --------     ---------
Net decrease in net asset value                                    (2.68)      (1.36)        (1.07)
                                                                --------    --------     ---------
Net Asset Value, End of Period                                  $   4.89    $   7.57     $    8.93
                                                                ========    ========     =========
TOTAL RETURN                                                      (35.40)%    (14.49)%      (10.61)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                              $2,206      $2,566        $2,696
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                       3.70%       3.88%         6.17%
  After reimbursement of expenses by Adviser                        1.50%       1.50%         1.50%
Ratios of net investment income (loss) to average net
  assets:
  Before reimbursement of expenses by Adviser                      (3.50)%     (2.13)%       (2.54)%
  After reimbursement of expenses by Adviser                       (1.30)%      0.25%         2.13%
Portfolio Turnover                                                496.86%     481.21%        85.98%(1)

(1)Not Annualized.
(a)ABN AMRO/Veredus SciTech Fund commenced investment operations on June 30,
2000.

ABN AMRO BALANCED FUND


                                                               Year       Year       Year       Year       Year
                                                              Ended      Ended      Ended      Ended      Ended
                                                             10/31/02   10/31/01   10/31/00   10/31/99   10/31/98
                                                             --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period                           $10.77     $14.23     $13.04     $12.03     $11.06
                                                             --------   --------   --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(1)                                       0.19       0.26       0.29       0.27       0.27
  Net realized and unrealized gain (loss) on investments(1)     (0.64)     (2.09)      1.57       1.71       1.65
                                                             --------   --------   --------   --------   --------
  Total from investment operations                              (0.45)     (1.83)      1.86       1.98       1.92
                                                             --------   --------   --------   --------   --------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income     (0.20)     (0.27)     (0.30)     (0.26)     (0.27)
  Distributions from net realized gain on investments           (0.02)     (1.36)     (0.37)     (0.71)     (0.68)
                                                             --------   --------   --------   --------   --------
  Total distributions                                           (0.22)     (1.63)     (0.67)     (0.97)     (0.95)
                                                             --------   --------   --------   --------   --------
Net increase (decrease) in net asset value                      (0.67)     (3.46)      1.19       1.01       0.97
                                                             --------   --------   --------   --------   --------
Net Asset Value, End of Period                                 $10.10     $10.77     $14.23     $13.04     $12.03
                                                             ========   ========   ========   ========   ========
TOTAL RETURN                                                    (4.33)%   (13.41)%    14.82%     17.26%     18.50%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                         $300,830   $342,520   $321,226   $294,426   $219,362
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                    1.07%      1.07%      1.05%      1.06%      1.08%
  After reimbursement of expenses by Adviser                     1.07%      1.07%      1.05%      1.06%      1.08%
Ratios of net investment income to average net assets:
  Before reimbursement of expenses by Adviser(1)                 1.78%      2.10%      2.17%      2.13%      2.30%
  After reimbursement of expenses by Adviser(1)                  1.78%      2.10%      2.17%      2.13%      2.30%
Portfolio Turnover                                              47.27%     35.25%     29.00%     25.05%     40.28%

(1)ABN AMRO Funds adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets is $(0.01), $0.01, (0.07)% and (0.07)%, respectively.

ABN AMRO/MONTAG & CALDWELL BALANCED FUND


                                                                Year          Year       Year       Year       Year
                                                               Ended         Ended      Ended      Ended      Ended
                                                              10/31/02      10/31/01   10/31/00   10/31/99   10/31/98
                                                              --------      --------   --------   --------   --------
Net Asset Value, Beginning of Period                          $ 16.49       $  18.61   $  19.41   $  17.60   $  16.01
                                                              -------       --------   --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(1)                                       0.29           0.36       0.37       0.29       0.27
  Net realized and unrealized gain (loss) on investments(1)     (1.66)         (1.50)      0.06       2.73       1.97
                                                              -------       --------   --------   --------   --------
  Total from investment operations                              (1.37)         (1.14)      0.43       3.02       2.24
                                                              -------       --------   --------   --------   --------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income     (0.30)         (0.36)     (0.35)     (0.27)     (0.27)
  Distributions from net realized gain on investments              --          (0.62)     (0.88)     (0.94)     (0.38)
                                                              -------       --------   --------   --------   --------
  Total distributions                                           (0.30)         (0.98)     (1.23)     (1.21)     (0.65)
                                                              -------       --------   --------   --------   --------
Net increase (decrease) in net asset value                      (1.67)         (2.12)     (0.80)      1.81       1.59
                                                              -------       --------   --------   --------   --------
Net Asset Value, End of Period                                 $14.82         $16.49     $18.61     $19.41     $17.60
                                                              =======       ========   ========   ========   ========
TOTAL RETURN                                                    (8.42)%        (6.34)%     2.05%     17.83%     14.46%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                          $82,126       $126,690   $162,896   $160,286   $158,398
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                    1.14%          1.12%      1.13%      1.14%      1.18%
  After reimbursement of expenses by Adviser                     1.14%          1.12%      1.13%      1.14%      1.18%
Ratios of net investment income to average net assets:
  Before reimbursement of expenses by Adviser(1)                 1.74%          1.99%      1.93%      1.54%      1.67%
  After reimbursement of expenses by Adviser(1)                  1.74%          1.99%      1.93%      1.54%      1.67%
Portfolio Turnover                                              32.87%         44.80%     54.51%     34.79%     59.02%

(1)ABN AMRO Funds adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets is $(0.03), $0.03, (0.10)% and (0.10)%, respectively.

ABN AMRO BOND FUND


                                                               Year          Year       Year            Year            Year
                                                              Ended         Ended      Ended           Ended           Ended
                                                             10/31/02      10/31/01   10/31/00        10/31/99        10/31/98
                                                             --------      --------   --------        --------        --------
Net Asset Value, Beginning of Period                         $  10.34      $   9.73   $   9.71        $  10.27        $  10.13
                                                             --------      --------   --------        --------        --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(2)                                       0.51          0.61       0.66            0.61            0.60
  Net realized and unrealized gain (loss) on investments(2)     (0.24)         0.62         --           (0.51)           0.15
                                                             --------      --------   --------        --------        --------
  Total from investment operations                               0.27          1.23       0.66            0.10            0.75
                                                             --------      --------   --------        --------        --------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income     (0.55)        (0.62)     (0.64)          (0.61)          (0.61)
  Distributions from net realized gain on investments              --            --         --           (0.05)             --
                                                             --------      --------   --------        --------        --------
  Total distributions                                           (0.55)        (0.62)     (0.64)          (0.66)          (0.61)
                                                             --------      --------   --------        --------        --------
Net increase (decrease) in net asset value                      (0.28)         0.61       0.02           (0.56)           0.14
                                                             --------      --------   --------        --------        --------
Net Asset Value, End of Period                               $  10.06      $  10.34   $   9.73        $   9.71        $  10.27
                                                             ========      ========   ========        ========        ========
TOTAL RETURN                                                     2.80%        13.09%      6.98%           1.02%           7.66%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                         $229,676      $369,597   $104,960        $133,408        $160,561
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                    0.92%         0.96%      0.95%           0.93%           0.96%
  After reimbursement of expenses by Adviser                     0.74%         0.74%      0.76%(1)        0.80%           0.80%
Ratios of net investment income to average net assets:
  Before reimbursement of expenses by Adviser(2)                 4.87%         5.90%      6.53%           5.91%           5.79%
  After reimbursement of expenses by Adviser(2)                  5.05%         6.12%      6.72%           6.04%           5.95%
Portfolio Turnover                                              77.19%        61.78%     39.27%          49.83%          45.29%

(1)The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 0.80% to 0.74% on February 15, 2000.
(2)ABN AMRO Funds adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets is $(0.03), $0.03, (0.23)% and (0.23)%, respectively.

ABN AMRO MUNICIPAL BOND FUND


                                                              Year       Year            Year            Year            Year
                                                             Ended      Ended           Ended           Ended           Ended
                                                            10/31/02   10/31/01        10/31/00        10/31/99        10/31/98
                                                            --------   --------        --------        --------        --------
Net Asset Value, Beginning of Period                        $  10.43   $   9.92        $   9.73        $  10.36        $  10.19
                                                            --------   --------        --------        --------        --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.41       0.47            0.48            0.46            0.44
  Net realized and unrealized gain (loss) on investments        0.13       0.51            0.21           (0.63)           0.17
                                                            --------   --------        --------        --------        --------
  Total from investment operations                              0.54       0.98            0.69           (0.17)           0.61
                                                            --------   --------        --------        --------        --------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment
  income                                                       (0.41)     (0.47)          (0.50)          (0.46)          (0.44)
                                                            --------   --------        --------        --------        --------
  Total distributions                                          (0.41)     (0.47)          (0.50)          (0.46)          (0.44)
                                                            --------   --------        --------        --------        --------
Net increase (decrease) in net asset value                      0.13       0.51            0.19           (0.63)           0.17
                                                            --------   --------        --------        --------        --------
Net Asset Value, End of Period                              $  10.56   $  10.43        $   9.92        $   9.73        $  10.36
                                                            ========   ========        ========        ========        ========
TOTAL RETURN                                                    5.32%     10.09%           7.30%          (1.77)%          6.17%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                         $54,264    $48,222         $18,903         $17,219         $13,210
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                   0.81%      1.06%           1.17%           1.20%           1.41%
  After reimbursement of expenses by Adviser                    0.50%      0.18%(2)        0.10%           0.10%           0.35%(1)
Ratios of net investment income to average net assets:
  Before reimbursement of expenses by Adviser                   3.62%      3.67%           3.82%           3.45%           3.22%
  After reimbursement of expenses by Adviser                    3.93%      4.55%           4.89%           4.55%           4.28%
Portfolio Turnover                                             53.17%     60.10%          91.58%          22.83%          34.33%

(1)The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 0.90% to 0.10% on February 27, 1998.
(2)The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 0.10% to 0.50% on September 24, 2001.

ABN AMRO INVESTOR MONEY MARKET FUND


                                                               Year       Year       Year       Year            Year
                                                              Ended      Ended      Ended      Ended           Ended
                                                             10/31/02   10/31/01   10/31/00   10/31/99        10/31/98
                                                             --------   --------   --------   --------        --------
Net Asset Value, Beginning of Period.......................  $   1.00   $   1.00   $   1.00   $   1.00       $     1.00
                                                             --------   --------   --------   --------       ----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income....................................      0.01       0.04       0.06       0.05             0.05
                                                             --------   --------   --------   --------       ----------
  Less distributions from net investment income............     (0.01)     (0.04)     (0.06)     (0.05)           (0.05)
                                                             --------   --------   --------   --------       ----------
Net Asset Value, End of Period.............................  $   1.00   $   1.00   $   1.00   $   1.00       $     1.00
                                                             ========   ========   ========   ========       ==========
TOTAL RETURN...............................................      1.37%      4.40%      5.90%      4.76%            5.24%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's).......................  $340,537   $484,148   $359,483   $335,140         $281,389
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser..............      0.52%      0.51%      0.50%      0.51%            0.52%
  After reimbursement of expenses by Adviser...............      0.52%      0.51%      0.50%      0.51%            0.51%(1)
Ratios of net investment income to average net assets:
  Before reimbursement of expenses by Adviser..............      1.39%      4.24%      5.72%      4.63%            5.13%
  After reimbursement of expenses by Adviser...............      1.39%      4.24%      5.72%      4.63%            5.14%

(1)As of February 27, 1998, the Adviser no longer waived fees or reimbursed expenses.

General Information

If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents.

SHAREHOLDER REPORTS

You will receive semi-annual reports dated April 30 and annual reports, audited by independent auditors, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated into this prospectus by reference and dated March 1, 2003, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Funds.

HOW TO OBTAIN REPORTS

CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and discuss your questions about the Funds by contacting:

Address:    ABN AMRO Funds
            P.O. Box 9765
            Providence, RI 02940

Phone:      Shareholder Services &         800 992-8151
            Fund Literature
            Investment Advisor Services    800 597-9704

Web sites:  www.abnamrofunds.com
            www.advisor.abnamrofunds.com

OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.

Investment Company Act File Number: 811-8004                            ABN-N-03

                       STATEMENT OF ADDITIONAL INFORMATION

                          ABN AMRO/TAMRO SMALL CAP FUND

                                 ABN AMRO FUNDS
                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
                                 1-800-992-8151

         This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Proxy Statement/Prospectus dated _______________, 2003 for the Special Meeting of Shareholders of the ABN AMRO Select Small Cap Fund to be held on ________________, 2003. Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to the ABN AMRO Funds, P.O. Box 9765, Providence, Rhode Island 02940, or by calling toll-free 1-800-992-8151. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

      Further information about ABN AMRO Funds is contained in and incorporated by reference to ABN AMRO Funds' Statement of Additional Information ("SAI") dated March 1, 2003, as amended June 30, 2003, insofar as such SAI relates to the ABN AMRO Funds participating in the Reorganization. No other parts of the SAI are incorporated by reference herein. The audited financial statements and the related report of the independent auditors for ABN AMRO Select Small Cap Fund and ABN AMRO/TAMRO Small Cap Fund contained in the Annual Report for the fiscal year ended October 31, 2002 and the unaudited financial statements contained in the Semi-Annual Report for the period ended April 30, 2003 are hereby incorporated herein by reference insofar as they relate to ABN AMRO Funds participating in the Reorganization. No other parts of the Annual Report are incorporated by reference herein. The unaudited pro forma financial statements, attached hereto, are intended to present the financial condition and related results of operations of the participating ABN AMRO Funds as if the Reorganization had been consummated on April 30, 2003.

         The date of this SAI is __________ __, 2003.

                          ABN AMRO/TAMRO SMALL CAP FUND
                         ABN AMRO SELECT SMALL CAP FUND
                  PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
                           APRIL 30, 2003 (UNAUDITED)

                                                                        ABN AMRO
                                                    ABN AMRO/            SELECT
                                                   TAMRO SMALL          SMALL CAP           PRO FORMA          PRO FORMA
                                                    CAP FUND              FUND             ADJUSTMENT          COMBINED
                                                    --------              ----             ----------          --------
ASSETS:
Investments:
Investments at cost .......................       $ 39,851,345        $ 26,431,059        $         --       $ 66,282,404
Net unrealized appreciation ...............          4,427,457             133,952                  --          4,561,409
                                                  ------------        ------------        ------------       ------------
   Total investments at value .............         44,278,802          26,565,011                  --         70,843,813

Receivables:
Dividends and interest ....................             40,627              10,394                  --             51,021
Fund shares sold ..........................             29,737               4,173                  --             33,910
Investments sold ..........................             40,353                  --                  --             40,353

Other assets ..............................              1,030               2,559                  --              3,589
                                                  ------------        ------------        ------------       ------------
   Total assets ...........................         44,390,549          26,582,137                  --         70,972,686
                                                  ------------        ------------        ------------       ------------

LIABILITIES:
Payables:
Fund shares redeemed ......................             21,776               4,000                  --             25,776
Due to Adviser, net .......................             24,932               8,388                  --             33,320
Administration fee ........................              3,195               4,955                  --              8,150
Distribution fees .........................              2,090               1,253                  --              3,343
Trustees fees .............................                257                 153                  --                410

Accrued expenses and other payables .......             23,988               3,635                  --             27,623
                                                  ------------        ------------        ------------       ------------
   Total liabilities ......................             76,238              22,384                  --             98,622

NET ASSETS ................................       $ 44,314,311        $ 26,559,753        $         --       $ 70,874,064
                                                  ============        ============        ============       ============
Net assets consist of:
Paid in capital ...........................       $ 40,915,808        $ 28,327,613        $         --       $ 69,243,421
Accumulated distribution in excess of net
   investment income (loss) ...............            162,085              (2,293)                 --            159,792
Accumulated net realized loss on
   investments ............................         (1,191,039)         (1,899,519)                 --         (3,090,558)
Net unrealized appreciation on investments           4,427,457             133,952                  --          4,561,409
                                                  ------------        ------------        ------------       ------------
TOTAL NET ASSETS ..........................       $ 44,314,311        $ 26,559,753        $         --       $ 70,874,064
                                                  ============        ============        ============       ============
CLASS N:
Net Assets ................................       $ 44,314,311        $ 26,559,753        $         --       $ 70,874,064
Shares of beneficial interest outstanding .          3,787,721           3,121,221            (851,053)(a)      6,057,889
   NET ASSET VALUE
   Offering and redemption price per share
      (Net Assets/Shares Outstanding) .....       $      11.70        $       8.51        $         --       $      11.70
                                                  ============        ============        ============       ============

----------

(a) Reflects net effect of combining the existing ABN AMRO Select Small Cap Fund into the ABN AMRO/TAMRO Small Cap Fund.

                          ABN AMRO/TAMRO SMALL CAP FUND
                         ABN AMRO SELECT SMALL CAP FUND
                        PRO FORMA STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

                                                ABN
                                               AMRO/             ABN AMRO
                                               TAMRO              SELECT              PRO                   PRO
                                               SMALL              SMALL              FORMA                 FORMA
                                              CAP FUND           CAP FUND          ADJUSTMENT             COMBINED
                                              --------           --------          ----------             --------
INVESTMENT INCOME:
Dividends ...........................       $   233,616        $   129,926        $        --           $   363,542
Interest ............................           161,918                 --                 --               161,918
                                            -----------        -----------        -----------           -----------
   Total investment income ..........           395,534            129,926                 --               525,460

EXPENSES:
Investment advisory fees ............           181,596             65,260             52,208 (a)           299,064
Distribution expenses ...............            50,443             32,630                 --                83,073
Transfer agent fees .................            21,918              5,659             (3,112)(b)            24,465
Administration fees .................            12,183             11,407               (223)(a)            23,367
Registration expenses ...............             8,604              6,920             (6,824)(b)             8,700
Custodian fees ......................             7,235              6,821             (5,633)(b)             8,423
Professional fees ...................             6,435              7,610             (5,270)(b)             8,775
Reports to shareholder expense ......             3,345              5,305             (4,614)(b)             4,036
Trustees fees .......................               672                347                181 (b)             1,200
Other expenses ......................             5,114                780             (3,335)(b)             2,559
                                            -----------        -----------        -----------           -----------
   Total expenses before waivers ....           297,545            142,739             23,378               463,662
   Less: Investment advisory fees
      waived ........................           (35,239)            (8,304)            11,862(c)            (31,681)
                                            -----------        -----------        -----------           -----------
   Net expenses .....................           262,306            134,435             35,240               431,981
                                            -----------        -----------        -----------           -----------

NET INVESTMENT INCOME (LOSS) ........           133,228             (4,509)           (35,240)               93,479
                                            -----------        -----------        -----------           -----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments ....           375,206             97,862                 --               473,068
Net change in unrealized appreciation
   of investments ...................         4,111,227            890,292                 --             5,001,519
                                            -----------        -----------        -----------           -----------
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS ......................         4,486,433            988,154                 --             5,474,587
                                            -----------        -----------        -----------           -----------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS .......................       $ 4,619,661        $   983,645        $   (35,240)          $ 5,568,066
                                            ===========        ===========        ===========           ===========

----------

(a)     Reflects adjustment to the Acquired Fund contractual fee level.

(b)     Reflects expected savings/increase based on current year budget.

(c)     Reflects expected decrease when the two funds become one.

                          ABN AMRO/TAMRO SMALL CAP FUND
                         ABN AMRO SELECT SMALL CAP FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 APRIL 30, 2003

                SHARES                             DESCRIPTION                                MARKET VALUE
--------------------------------------    ------------------------------  ----------------------------------------------------
                     ABN                                                       ABN           ABN
    ABN             AMRO                                                      AMRO/         AMRO
   AMRO/           SELECT                                                     TAMRO        SELECT
   TAMRO            SMALL       PRO                                           SMALL         SMALL         PRO          PRO
   SMALL             CAP       FORMA                                           CAP           CAP         FORMA        FORMA
 CAP FUND           FUND     COMBINED                                         FUND          FUND      ADJUSTMENT    COMBINED
----------        --------  ----------                                    ------------  ------------  ----------  ------------
                                          COMMON STOCKS - 95.67%
                                          BASIC MATERIALS - 0.78%
        --           7,500       7,500    Delta & Pine Land               $         --  $   174,450   $       --  $    174,450
        --           6,300       6,300    MacDermid                                 --      143,199           --       143,199
        --           3,000       3,000    Pope & Talbot                             --       39,870           --        39,870
        --           6,700       6,700    Rock-Tenn, Class A                        --       89,780           --        89,780
        --           4,800       4,800    Ryerson Tull                              --       36,048           --        36,048
        --           6,200       6,200    Wellman                                   --       70,928           --        70,928
                                                                          ------------  -----------   ----------  ------------
                                                                                    --      554,275           --       554,275
                                                                          ------------  -----------   ----------  ------------

                                          BIOTECHNOLOGY - 0.49%
        --           2,900       2,900    Biosite                                   --      123,772           --       123,772
        --           5,500       5,500    Enzo Biochem                              --       82,335           --        82,335
        --           5,300       5,300    Integra Lifesciences                      --      141,457           --       141,457
                                                                          ------------  -----------   ----------  ------------
                                                                                    --      347,564           --       347,564
                                                                          ------------  -----------   ----------  ------------

                                          CAPITAL GOODS - 10.76%
        --           6,200       6,200    Advanced Energy Industries                --       59,582           --        59,582
        --           6,300       6,300    Albany International                      --      149,562           --       149,562
        --           7,000       7,000    AptarGroup                                --      240,940           --       240,940
        --           5,900       5,900    Armor Holdings                            --       71,095           --        71,095
        --           6,600       6,600    Baldor Electric                           --      146,784           --       146,784
        --           4,800       4,800    Belden                                    --       57,072           --        57,072
        --           4,500       4,500    Brady                                     --      150,795           --       150,795
        --           4,200       4,200    Briggs & Stratton                         --      189,588           --       189,588
        --           5,100       5,100    C&D Technologies                          --       67,830           --        67,830
        --           8,500       8,500    Cognex                                    --      186,065           --       186,065
   101,645              --     101,645    Concord Camera                       571,245           --           --       571,245
        --           5,200       5,200    Cubic                                     --      100,828           --       100,828
        --           3,100       3,100    DRS Technologies                          --       86,831           --        86,831
        --           3,100       3,100    Engineered Support Systems                --      107,663           --       107,663
        --           8,400       8,400    GenCorp                                   --       63,840           --        63,840
        --           9,300       9,300    Graco                                     --      285,510           --       285,510
        --           6,000       6,000    IDEX                                      --      191,100           --       191,100
        --           3,200       3,200    Intermagnetics General                    --       62,176           --        62,176
        --           3,300       3,300    InVision Technologies                     --       78,408           --        78,408
        --           3,400       3,400    Ionics                                    --       64,600           --        64,600
    32,750              --      32,750    Itron                                655,655           --           --       655,655
        --           4,400       4,400    Kaman                                     --       44,044           --        44,044
        --           3,100       3,100    Keithley Instruments                      --       37,820           --        37,820
    22,000              --      22,000    Martin Marietta Materials            650,540           --           --       650,540
        --           7,000       7,000    Methode Electronics, Class A              --       73,500           --        73,500
        --           6,500       6,500    Mueller Industries                        --      166,075           --       166,075
        --           3,800       3,800    Park Electrochemical                      --       67,792           --        67,792
        --           2,300       2,300    Robbins & Myers                           --       39,537           --        39,537
        --           6,000       6,000    Roper Industries                          --      183,540           --       183,540
        --           2,800       2,800    SBS Technologies                          --       22,932           --        22,932
        --           4,600       4,600    Smith (A.O.)                              --      137,172           --       137,172
        --           2,600       2,600    SPS Technologies                          --       68,588           --        68,588

                SHARES                             DESCRIPTION                                MARKET VALUE
--------------------------------------    ------------------------------  ----------------------------------------------------
                     ABN                                                       ABN           ABN
    ABN             AMRO                                                      AMRO/         AMRO
   AMRO/           SELECT                                                     TAMRO        SELECT
   TAMRO            SMALL       PRO                                           SMALL         SMALL         PRO          PRO
   SMALL             CAP       FORMA                                           CAP           CAP         FORMA        FORMA
 CAP FUND           FUND     COMBINED                                         FUND          FUND      ADJUSTMENT    COMBINED
----------        --------  ----------                                    ------------  ------------  ----------  ------------
    17,600              --      17,600    Teleflex                        $    675,664  $        --   $       --      $675,664
        --          10,200      10,200    Tetra Tech                                --      158,100           --       158,100
        --           7,400       7,400    Tredegar                                  --       95,164           --        95,164
    39,500           4,900      44,400    Trimble Navigation                   997,375      123,725           --     1,121,100
        --           3,100       3,100    Triumph Group                             --       81,468           --        81,468
        --           6,200       6,200    Zebra Technologies                        --      413,354           --       413,354
                                                                          ------------  -----------   ----------  ------------
                                                                             3,550,479    4,073,080           --     7,623,559
                                                                          ------------  -----------   ----------  ------------

                                          COMMERCIAL SERVICES - 5.28%
    54,490               -      54,490    Aaron Rents                        1,217,851           --           --     1,217,851
    47,000               -      47,000    AMN Healthcare Services              427,700           --           --       427,700
        --           7,000       7,000    Central Parking                           --       70,000           --        70,000
        --           2,600       2,600    Consolidated Graphics                     --       49,660           --        49,660
   111,660              --     111,660    Hooper Holmes                        675,543           --           --       675,543
    15,000              --      15,000    MAXIMUS                              361,500           --           --       361,500
    60,000              --      60,000    Plexus                               610,800           --           --       610,800
        --           4,200       4,200    Pre-Paid Legal Services                   --       96,852           --        96,852
        --           9,500       9,500    PRG-Shultz International                  --       60,610           --        60,610
        --           3,000       3,000    Volt Information Sciences                 --       39,690           --        39,690
        --           6,400       6,400    Watson Wyatt and Co. Holdings             --      130,560           --       130,560
                                                                          ------------  -----------   ----------  ------------
                                                                             3,293,394      447,372           --     3,740,766
                                                                          ------------  -----------   ----------  ------------

                                          COMMUNICATIONS - 6.33%
        --           7,200       7,200    Anixter International                     --      165,456           --       165,456
        --           3,900       3,900    Black Box                                 --      123,825           --       123,825
    25,400              --      25,400    CheckFree                            700,278           --           --       700,278
    47,390              --      47,390    Emmis Communications, Class A        898,988           --           --       898,988
    45,350              --      45,350    Network Associates                   518,351           --           --       518,351
   181,250              --     181,250    3Com                                 942,500           --           --       942,500
   253,280              --     253,280    ValueClick                         1,025,784           --           --     1,025,784
        --           6,900       6,900    Verity                                    --      114,057           --       114,057
                                                                          ------------  -----------   ----------  ------------
                                                                             4,085,901      403,338           --     4,489,239
                                                                          ------------  -----------   ----------  ------------

                                          CONSUMER CYCLICALS - 10.06%
   136,000              --     136,000    Bally Total Fitness Holding          863,600           --           --       863,600
        --           2,300       2,300    Bassett Furniture Industries              --       28,267           --        28,267
        --           7,500       7,500    Ethan Allen Interiors                     --      252,600           --       252,600
        --           4,000       4,000    G & K Services                            --      109,320           --       109,320
    35,000              --      35,000    IHOP                                 920,500           --           --       920,500
    28,000              --      28,000    Kellwood                             829,360           --           --       829,360
        --          11,900      11,900    La-Z-Boy                                  --      232,407           --       232,407
        --           5,700       5,700    Marcus                                    --       80,940           --        80,940
        --           2,700       2,700    Mobile Mini                               --       42,822           --        42,822
    60,540           6,500      67,040    Nautica Enterprises                  688,945       73,970           --       762,915
        --           3,300       3,300    Oshkosh Truck                             --      184,800           --       184,800
        --           5,400       5,400    Phillips-Van Heusen                       --       71,712           --        71,712
        --           4,500       4,500    Polaris Industries                        --      237,915           --       237,915
        --           5,300       5,300    Ryland Group (The)                        --      287,419           --       287,419
    27,420           5,700      33,120    Standard-Pacific                     829,455      172,425           --     1,001,880
    50,600              --      50,600    Steven Madden                        896,632           --           --       896,632
        --           6,600       6,600    United Stationers                         --      178,926           --       178,926
        --           8,100       8,100    Wolverine World Wide                     --       149,364           --       149,364
                                                                          ------------  -----------   ----------  ------------
                                                                             5,028,492    2,102,887           --     7,131,379
                                                                          ------------  -----------   ----------  ------------

                SHARES                             DESCRIPTION                                MARKET VALUE
--------------------------------------    ------------------------------  ----------------------------------------------------
                     ABN                                                       ABN           ABN
    ABN             AMRO                                                      AMRO/         AMRO
   AMRO/           SELECT                                                     TAMRO        SELECT
   TAMRO            SMALL       PRO                                           SMALL         SMALL         PRO          PRO
   SMALL             CAP       FORMA                                           CAP           CAP         FORMA        FORMA
 CAP FUND           FUND     COMBINED                                         FUND          FUND      ADJUSTMENT    COMBINED
----------        --------  ----------                                    ------------  ------------  ----------  ------------
                                          CONSUMER STAPLES - 4.44%

    38,400               -      38,400    Andrx                           $    619,776  $        --   $       --  $    619,776
        --          12,700      12,700    NBTY                                      --      196,850           --       196,850
    18,800           5,600      24,400    Scotts (The), Class A              1,070,660      318,920           --     1,389,580
    55,500              --      55,500    Select Medical                       939,060           --           --       939,060
                                                                          ------------  -----------   ----------  ------------
                                                                             2,629,496      515,770           --     3,145,266
                                                                          ------------  -----------   ----------  ------------

                                          ENTERTAINMENT AND LEISURE -
                                          0.27%
        --           5,600       5,600    Argosy Gaming                             --      114,072           --       114,072
        --           3,500       3,500    Shuffle Master                            --       80,150           --        80,150
                                                                          ------------  -----------   ----------  ------------
                                                                                    --      194,222           --       194,222
                                                                          ------------  -----------   ----------  ------------

                                          FINANCE - 15.31%
        --           4,700       4,700    Anchor Bancorp Winscosin                  --      108,805           --       108,805
        --           4,900       4,900    BankUnited Financial, Class A             --       92,561           --        92,561
        --           6,000       6,000    Capital Automotive REIT                   --      155,340           --       155,340
        --           6,300       6,300    Chittenden                                --      170,415           --       170,415
        --           9,000       9,000    Commercial Federal                        --      193,680           --       193,680
        --           7,800       7,800    Community First Bankshares                --      209,984           --       209,984
        --          10,000      10,000    Cullen/Frost Bankers                      --      327,900           --       327,900
        --           5,500       5,500    Downey Financial                          --      241,450           --       241,450
   181,000              --     181,000    E*TRADE Group                        995,500           --           --       995,500
        --           3,200       3,200    Essex Property, REIT                      --      175,904           --       175,904
        --           7,950       7,950    First BanCorp Puerto Rico                 --      245,416           --       245,416
    35,150              --      35,150    First Charter                        610,556           --           --       610,556
        --           9,500       9,500    First Midwest Bancorp                     --      263,055           --       263,055
        --           5,700       5,700    Flagstar Bancorp                          --      188,670           --       188,670
        --           9,000       9,000    Hudson United Bancorp                     --      300,060           --       300,060
   134,945              --     134,945    Innkeepers USA Trust, REIT         1,017,485           --           --     1,017,485
        --           5,400       5,400    Kilroy Realty, REIT                       --      134,028           --       134,028
    24,410              --      24,410    MAF Bancorp                          824,082           --           --       824,082
    16,500              --      16,500    Peoples' Bank                        434,775           --           --       434,775
    24,000              --      24,000    Post Properties, REIT                618,240           --           --       618,240
        --           5,000       5,000    Provident Bankshares                      --      127,000           --       127,000
        --           9,400       9,400    Raymond James Financial                   --      269,592           --       269,592
        --           5,600       5,600    Riggs National                            --       77,504           --        77,504
    54,860           4,800      59,660    Seacoast Financial Services        1,035,208       90,576           --     1,125,784
    32,000              --      32,000    Summit Properties, REIT              618,240            -           --       618,240
        --           7,700       7,700    Susquehanna Bancshares                    --      175,175           --       175,175
        --           3,300       3,300    SWS Group                                 --       54,681           --        54,681
        --           7,600       7,600    UCBH Holdings                             --      193,344           --       193,344
    13,780              --      13,780    UMB Financial                        544,999           --           --       544,999
        --           8,800       8,800    United Bankshares                         --      254,144           --       254,144
        --           3,400       3,400    Wintrust Financial                        --      103,360           --       103,360
                                                                          ------------  -----------   ----------  ------------
                                                                             6,699,085    4,152,644           --    10,851,729
                                                                          ------------  -----------   ----------  ------------

                                          FOOD AND BEVERAGES - 3.73%
        --           6,900       6,900    Corn Products International               --      206,172           --       206,172
        --           5,800       5,800    Flowers Foods                             --      164,140           --       164,140
    56,700           6,600      63,300    Hain Celestial Group                 978,642      113,916           --     1,092,558
        --           5,700       5,700    Lance                                     --       42,180           --        42,180
        --           8,500       8,500    Performance Food Group                    --      298,180           --       298,180
    28,865              --      28,865    United Natural Foods                 842,569           --           --       842,569
                                                                          ------------  -----------   ----------  ------------
                                                                             1,821,211      824,588           --     2,645,799
                                                                          ------------  -----------   ----------  ------------

                SHARES                             DESCRIPTION                                MARKET VALUE
--------------------------------------    ------------------------------  ----------------------------------------------------
                     ABN                                                       ABN           ABN
    ABN             AMRO                                                      AMRO/         AMRO
   AMRO/           SELECT                                                     TAMRO        SELECT
   TAMRO            SMALL       PRO                                           SMALL         SMALL         PRO          PRO
   SMALL             CAP       FORMA                                           CAP           CAP         FORMA        FORMA
 CAP FUND           FUND     COMBINED                                         FUND          FUND      ADJUSTMENT    COMBINED
----------        --------  ----------                                    ------------  ------------  ----------  ------------
                                          HEALTH CARE SERVICES - 1.59%
        --           4,000       4,000    AMERIGROUP                      $         --  $   116,480   $       --  $    116,480
        --           1,900       1,900    AmSurg                                    --       49,343           --        49,343
        --           9,500       9,500    Mid Atlantic Medical Services             --      413,725           --       413,725
        --           9,800       9,800    Orthodontic Centers of America            --       56,840           --        56,840
        --           4,800       4,800    PAREXEL International                     --       62,016           --        62,016
        --           9,600       9,600    Renal Care Group                          --      311,040           --       311,040
        --           4,400       4,400    Sunrise Assisted Living                   --      118,800           --       118,800
                                                                          ------------  -----------   ----------  ------------
                                                                                    --    1,128,244           --     1,128,244
                                                                          ------------  -----------   ----------  ------------

                                          INSURANCE - 2.14%
     2,550              --       2,550    Alleghany                            433,449           --           --       433,449
    86,310              --      86,310    FPIC Insurance Group                 842,386           --           --       842,386
        --           3,900       3,900    RLI                                       --      115,245           --       115,245
        --           5,000       5,000    Selective Insurance Group                --       125,450           --       125,450
                                                                          ------------  -----------   ----------  ------------
                                                                             1,275,835      240,695           --     1,516,530
                                                                          ------------  -----------   ----------  ------------

                                          MEDICAL PRODUCTS AND SUPPLIES
                                          - 2.95%
                                          American Medical Systems
        --           6,300       6,300    Holdings                                  --       99,981           --        99,981
        --           4,900       4,900    CONMED                                    --       85,358           --        85,358
    28,100              --      28,100    Edwards Lifesciences                 811,247           --           --       811,247
        --           6,600       6,600    IDEXX Laboratories                        --      257,400           --       257,400
        --           6,000       6,000    Invacare                                  --      191,700           --       191,700
        --           9,200       9,200    Mentor                                    --      170,292           --       170,292
        --           3,400       3,400    Possis Medical                            --       65,280           --        65,280
        --           6,200       6,200    ResMed                                    --      227,416           --       227,416
        --           8,100       8,100    Techne                                    --      179,901           --       179,901
                                                                          ------------  -----------   ----------  ------------
                                                                               811,247    1,277,328           --     2,088,575
                                                                          ------------  -----------   ----------  ------------

                                          OIL AND GAS EXTRACTION - 3.43%
        --           2,700       2,700    Atwood Oceanics                           --       70,335           --        70,335
        --           5,100       5,100    Frontier Oil                              --       86,292           --        86,292
        --           4,400       4,400    Hydril                                    --      104,764           --       104,764
        --           4,900       4,900    Lone Star Technologies                    --      104,027           --       104,027
        --           8,600       8,600    Newfield Exploration                      --      295,754           --       295,754
        --           3,300       3,300    Nuevo Energy                              --       44,220           --        44,220
    40,250               -      40,250    Pioneer Natural Resources            962,780           --           --       962,780
        --           2,500       2,500    Prima Energy                              --       49,077           --        49,077
        --           3,900       3,900    SEACOR SMIT                               --      139,698           --       139,698
        --           5,400       5,400    St. Mary Land & Exploration               --      138,348           --       138,348
        --           5,100       5,100    Stone Energy                              --      179,163           --       179,163
        --           2,700       2,700    Tetra Technologies                        --       71,820           --        71,820
        --           7,600       7,600    Tom Brown                                 --      186,352           --       186,352
                                                                          ------------  -----------   ----------  ------------
                                                                               962,780    1,469,850           --     2,432,630
                                                                          ------------  -----------   ----------  ------------

                                          PHARMACEUTICALS - 6.01%
        --           8,300       8,300    Alpharma, Class A                         --      154,795           --       154,795
        --           9,900       9,900    Cephalon                                  --      404,316           --       404,316
        --           2,800       2,800    CIMA Labs                                 --       67,620           --        67,620
    17,525           5,900      23,425    Medicis Pharmaceutical             1,010,141      340,076           --     1,350,217
    58,200           4,400      62,600    Noven Pharmaceuticals                560,466       42,372           --       602,838
    57,500              --      57,500    Penwest Pharmaceuticals            1,048,225           --           --     1,048,225

                SHARES                             DESCRIPTION                                MARKET VALUE
--------------------------------------    ------------------------------  ----------------------------------------------------
                     ABN                                                       ABN           ABN
    ABN             AMRO                                                      AMRO/         AMRO
   AMRO/           SELECT                                                     TAMRO        SELECT
   TAMRO            SMALL       PRO                                           SMALL         SMALL         PRO          PRO
   SMALL             CAP       FORMA                                           CAP           CAP         FORMA        FORMA
 CAP FUND           FUND     COMBINED                                         FUND          FUND      ADJUSTMENT    COMBINED
----------        --------  ----------                                    ------------  ------------  ----------  ------------
                                          Pharmaceutical Product
    24,000              --      24,000    Development                     $    628,080  $        --   $       --  $    628,080
                                                                          ------------  -----------   ----------  ------------
                                                                             3,246,912    1,009,179           --     4,256,091
                                                                          ------------  -----------   ----------  ------------

                                          RESTAURANTS - 2.71%
        --           5,400       5,400    CEC Entertainment                         --      162,594           --       162,594
        --           7,700       7,700    Jack in the Box                           --      137,060           --       137,060
        --           4,200       4,200    Landrys' Restaurants                      --       78,540           --        78,540
        --           6,000       6,000    Panera Bread                              --      204,180           --       204,180
    20,000              --      20,000    Papa Johns' International            475,600           --           --       475,600
        --           7,800       7,800    Sonic                                     --      210,678           --       210,678
    40,915           5,600      46,515    Steak n' Shake (The)                 473,386       64,792           --       538,178
        --           4,000       4,000    Triarc                                   --       110,800           --       110,800
                                                                          ------------  -----------   ----------  ------------
                                                                               948,986      968,644           --     1,917,630
                                                                          ------------  -----------   ----------  ------------

                                          RETAIL - 8.18%
    28,000              --      28,000    Buckle (The)                         504,000           --           --       504,000
        --           5,200       5,200    Childrens' Place (The)                    --       79,040           --        79,040
        --           5,000       5,000    Christopher & Banks                       --      125,800           --       125,800
   106,500              --     106,500    Circuit City Stores                  610,245           --           --       610,245
        --           4,200       4,200    Cost Plus                                 --      129,066           --       129,066
        --           7,100       7,100    Dress Barn                                --      106,642           --       106,642
        --           3,900       3,900    Footstar                                  --       36,075           --        36,075
        --           3,300       3,300    Fred's                                    --      107,085           --       107,085
        --           4,300       4,300    Genesco                                   --       64,500           --        64,500
    80,000              --      80,000    Goodys' Family Clothing              393,600           --           --       393,600
        --           3,500       3,500    Hancock Fabrics                           --       54,600           --        54,600
        --           3,950       3,950    J. Jill Group                             --       56,683           --        56,683
        --           7,900       7,900    Linens n' Things                          --      167,401           --       167,401
    33,000           8,000      41,000    Mens' Wearhouse (The)                549,450      133,200           --       682,650
        --           9,600       9,600    Pacific Sunwear of California             --      219,168           --       219,168
        --           8,200       8,200    Regis                                     --      232,306           --       232,306
    51,600              --      51,600    Sharper Image                      1,021,164           --           --     1,021,164
        --           5,600       5,600    ShopKo Stores                             --       67,368           --        67,368
    72,000              --      72,000    Sports Authority (The)               621,360           --           --       621,360
        --           6,100       6,100    Too                                       --      113,216           --       113,216
        --           3,500       3,500    Tractor Supply                            --      148,225           --       148,225
        --           2,200       2,200    Ultimate Electronics                      --       18,590           --        18,590
        --           6,800       6,800    Zale                                      --      237,592           --       237,592
                                                                          ------------  -----------   ----------  ------------
                                                                             3,699,819    2,096,557           --     5,796,376
                                                                          ------------  -----------   ----------  ------------

                                          TECHNOLOGY - 8.30%
        --           4,700       4,700    Actel                                     --       93,107           --        93,107
        --           8,100       8,100    American Management Systems               --       99,630           --        99,630
        --           5,900       5,900    ATMI                                      --      124,484           --       124,484
        --           3,500       3,500    Brooks Automation                         --       29,645           --        29,645
        --           2,500       2,500    Catapult Communications                   --       22,125           --        22,125
        --           6,800       6,800    Cerner                                    --      135,864           --       135,864
   113,660              --     113,660    CIBER                                617,174           --           --       617,174
        --           7,700       7,700    Dendrite International                    --       78,848           --        78,848
   116,000              --     116,000    Eclipsys                           1,045,160           --           --     1,045,160
        --           6,500       6,500    FactSet Research Systems                  --      226,200           --       226,200
        --           6,900       6,900    FileNET                                   --      106,191           --       106,191
        --           4,400       4,400    Helix Technology                          --       50,688           --        50,688
        --           4,900       4,900    Hutchinson Technology                     --      115,836           --       115,836

                SHARES                             DESCRIPTION                                MARKET VALUE
--------------------------------------    ------------------------------  ----------------------------------------------------
                     ABN                                                       ABN           ABN
    ABN             AMRO                                                      AMRO/         AMRO
   AMRO/           SELECT                                                     TAMRO        SELECT
   TAMRO            SMALL       PRO                                           SMALL         SMALL         PRO          PRO
   SMALL             CAP       FORMA                                           CAP           CAP         FORMA        FORMA
 CAP FUND           FUND     COMBINED                                         FUND          FUND      ADJUSTMENT    COMBINED
----------        --------  ----------                                    ------------  ------------  ----------  ------------
        --           6,400       6,400    Hyperion Solutions              $         --  $   180,992   $       --  $    180,992
        --           3,900       3,900    Kronos                                    --      177,918           --       177,918
        --           5,600       5,600    Manhattan Associates                      --      135,464           --       135,464
        --           3,400       3,400    MICROS Systems                            --       85,102           --        85,102
    40,000              --      40,000    NCR                                  876,800           --           --       876,800
        --           6,600       6,600    NDCHealth                                 --      127,050           --       127,050
        --           6,900       6,900    Progress Software                         --      134,481           --       134,481
        --           2,400       2,400    Supertex                                  --       38,280           --        38,280
        --           6,400       6,400    Systems & Computer Technology             --       45,888           --        45,888
    37,500           7,100      44,600    Take-Two Interactive Software        843,750      159,750           --     1,003,500
        --           7,700       7,700    THQ                                       --      108,801           --       108,801
                                          Varian Semiconductor
        --           6,300       6,300    Equipment Associates                      --      145,215           --       145,215
        --           4,800       4,800    Veeco Instruments                         --       77,232           --        77,232
                                                                          ------------  -----------   ----------  ------------
                                                                             3,382,884    2,498,791           --     5,881,675
                                                                          ------------  -----------   ----------  ------------

                                          TELECOMMUNICATIONS - 0.56%
    25,800              --      25,800    Advanced Fibre Communications        394,740           --           --       394,740
                                                                               394,740           --           --       394,740

                                          TRANSPORTATION - 1.26%
        --           9,800       9,800    Heartland Express                         --      225,400           --       225,400
        --          11,500      11,500    Kansas City Southern                      --      127,305           --       127,305
        --           7,200       7,200    Knight Transportation                     --      173,520           --       173,520
        --           4,300       4,300    Offshore Logistics                        --       81,700           --        81,700
        --          11,100      11,100    SkyWest                                   --      141,969           --       141,969
        --           5,100       5,100    USF                                       --      145,401           --       145,401
                                                                          ------------  -----------   ----------  ------------
                                                                                    --      895,295           --       895,295
                                                                          ------------  -----------   ----------  ------------

                                          UTILITIES - 1.09%
        --           8,000       8,000    Atmos Energy                              --      182,240           --       182,240
        --           6,800       6,800    Energen                                   --      223,040           --       223,040
        --           6,300       6,300    Piedmont Natural Gas                      --      235,368           --       235,368
        --           6,300       6,300    Southwest Gas                             --      130,788           --       130,788
                                                                          ------------  -----------   ----------  ------------
                                                                                    --      771,436           --       771,436
                                                                          ------------  -----------   ----------  ------------

                                          TOTAL COMMON STOCKS
                                          (COST $37,743,835 AND
                                          $25,837,807)                      41,831,261   25,971,759           --    67,803,020

               PARVALUE
--------------------------------------
                                          CONVERTIBLE BONDS - 2.19%
                                          COMMUNICATIONS - 0.94%
                                          Aether Systems, Subordinated
$  746,000        $     --  $  746,000    Notes
                                              6.000%, 03/22/05                 667,670           --           --       667,670
                                                                          ------------  -----------   ----------  ------------
                                                                               667,670           --           --       667,670
                                                                          ------------  -----------   ----------  ------------

                                          FINANCE - 1.25%
 1,000,000              --   1,000,000    E*trade Group
                                              6.000%, 02/01/07                 887,500           --           --       887,500
                                                                          ------------  -----------   ----------  ------------
                                                                               887,500           --           --       887,500
                                                                          ------------  -----------   ----------  ------------

                SHARES                             DESCRIPTION                                MARKET VALUE
--------------------------------------    ------------------------------  ----------------------------------------------------
                     ABN                                                       ABN           ABN
    ABN             AMRO                                                      AMRO/         AMRO
   AMRO/           SELECT                                                     TAMRO        SELECT
   TAMRO            SMALL       PRO                                           SMALL         SMALL         PRO          PRO
   SMALL             CAP       FORMA                                           CAP           CAP         FORMA        FORMA
 CAP FUND           FUND     COMBINED                                         FUND          FUND      ADJUSTMENT    COMBINED
----------        --------  ----------                                    ------------  ------------  ----------  ------------
                                          TOTAL CONVERTIBLE BONDS
                                          (COST $1,215,139 AND $0)        $  1,555,170  $        --   $       --  $  1,555,170

                SHARES
--------------------------------------
                                          INVESTMENT COMPANY - 2.10%
                                          Deutsche Institutional Cash
   892,371         593,252   1,485,623    Management Fund                      892,371      593,252           --     1,485,623
                                                                          ------------  -----------   ----------  ------------
                                          TOTAL INVESTMENT COMPANY
                                          (COST $892,371 AND $593,252)         892,371      593,252           --     1,485,623
                                                                          ------------  -----------   ----------  ------------

                                          TOTAL INVESTMENTS - 99.96%
                                          (COST $39,851,345 AND
                                          $26,431,059)                      44,278,802   26,565,011           --    70,843,813

                                          NET OTHER ASSETS AND
                                          LIABILITIES - 0.04%                   35,509       (5,258)          --        30,251
                                                                          ------------  -----------   ----------  ------------
                                          NET ASSETS - 100.00%            $ 44,314,311  $26,559,753   $       --  $ 70,874,064
                                                                          ============  ===========   ==========  ============

                                          REIT  Real Estate Investment
                                          Trust

                          ABN AMRO/TAMRO SMALL CAP FUND
                            ABN AMRO SELECT SMALL CAP
          NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)

1.       BASIS OF COMBINATION

         The ABN AMRO Funds, a Delaware business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of April 30, 2003, the Trust offered twenty-seven managed investment portfolios. The unaudited Pro Forma Combining Portfolio of Investments and the unaudited Pro Forma Statement of Assets and Liabilities of the ABN AMRO/TAMRO Small Cap Fund assumes the exchange described in the next paragraph occurred as of April 30, 2003 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of November 1, 2002. These statements have been derived from books and records utilized in calculating the net asset value of each ABN AMRO Fund for the six-month period then ended April 30, 2003.

         The pro forma statements give effect to the proposed transfer of substantially all of the assets and stated liabilities of the ABN AMRO Select Small Cap Fund in exchange for shares of the ABN AMRO/TAMRO Small Cap Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the ABN AMRO Select Small Cap Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of the funds in carrying out their obligations under the proposed Agreement and Plan of Reorganization.

         The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the ABN AMRO Funds incorporated by reference in the Statement of Additional Information.

         For the Pro Forma Combining Financial Statements, the ABN AMRO/TAMRO Small Cap Fund's investment advisory fee was computed based on the annual rate of 0.90% of its average daily net assets for the six-months ended April 30, 2003. The administration fee was computed based on the annual rate of 0.060% of the first $2.0 billion of the Trust's combined average daily net assets, 0.050% of the next $10.5 billion, and 0.045% of the combined average daily net assets in excess of $12.5 billion, and was allocated to each series of the Trust based on the relative net assets of the Trust.

2.       SECURITY VALUATION

         The ABN AMRO/TAMRO Small Cap Fund and ABN AMRO Select Small Cap Fund's equity securities and index options, traded on a national exchange and over-the-counter securities listed on the NASDAQ National Market System, are valued at the last sales price or NASDAQ Official Closing Price, when appropriate. If no last sale price or NASDAQ Official Closing Price, when appropriate, is reported, the mean of the last bid and asked prices is used. The ABN AMRO/TAMRO Small Cap Fund and ABN AMRO Select Small Cap Fund's fixed income securities, except short-term investments, are valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities in accordance with guidelines adopted. If accurate market quotations are not available, securities are valued at the fair value as determined by the Advisor in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other funds are valued at the underlying fund's net asset value at the date of valuation.

                          ABN AMRO/TAMRO SMALL CAP FUND
                            ABN AMRO SELECT SMALL CAP
          NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)
                                  (CONTINUED)


3.       INVESTMENT INCOME AND SECURITIES TRANSACTIONS

         Dividend Income is recorded on ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is generally determined using the first-in, first-out method.

4.       CAPITAL SHARES

         The pro forma net asset value per share assumes the issuance of additional shares of the ABN AMRO/TAMRO Small Cap Fund that would have been issued at April 30, 2003 in connection with the proposed reorganization. The pro forma number of shares outstanding of 6,057,889 consists of 2,270,168 shares assumed issued in the reorganization plus 3,787,721 shares of the ABN AMRO/TAMRO Small Cap Fund at April 30, 2003.

5.       PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

         The pro forma adjustments and pro forma combined columns of the statement of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the ABN AMRO Select Small Cap Fund was the ABN AMRO/TAMRO Small Cap Fund for the period November 1, 2002 to April 30, 2003. Investment Advisory and Administration fees in the pro forma combined column are calculated at the rates in effect for the ABN AMRO/TAMRO Small Cap Fund based upon the combined net assets of the ABN AMRO Select Small Cap Fund.

         The pro forma Statement of Assets and Liabilities and Schedule of Investments give effect to the proposed transfer of such assets as if the reorganization had occurred at April 30, 2003.

6.       COSTS OF REORGANIZATION

         Reorganization expenses incurred by the ABN AMRO Funds will be paid by ABN AMRO Asset Management (USA) and/or affiliates thereof. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) brokerage cost of any necessary rebalancing of the Funds' investment portfolios.

7.       FEDERAL INCOME TAXES

         The ABN AMRO/TAMRO Small Cap Fund will elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code and will distribute substantially all of its taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Fund intends to utilize provisions for federal income tax laws which will allow it to carry a realized capital loss forward eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2002, there was a $1,324,288 capital loss carry forward on ABN AMRO/TAMRO Small Cap Fund, which will expire in 2010 and capital loss carry forwards of $92,858 and $1,095,321 on the ABN AMRO Select Small Cap Fund which will expire in 2009 and 2010, respectively. The amount of the capital loss carryover of the ABN AMRO Select Small Cap Fund that carries over to the combined fund may be subject to limitations in accordance with federal income tax provisions.

         The ABN AMRO Select Small Cap Fund will distribute all ordinary income and capital gains, if any, prior to the reorganization.

                                 ABN AMRO FUNDS
                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60614

                         ABN AMRO SELECT SMALL CAP FUND

                    PROXY FOR SPECIAL MEETING OF SHAREHOLDERS
                                 _________, 2003

               THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF
                                 ABN AMRO FUNDS

         The undersigned Shareholder(s) of ABN AMRO Select Small Cap Fund (the "Fund"), a series of ABN AMRO Funds (the "Trust"), hereby appoint(s) Gerald F. Dillenburg and Marc Peirce (each with full power of substitution) the proxy or proxies of the undersigned to attend the Special Meeting of Shareholders (the "Special Meeting") of the Fund to be held on December __, 2003, and any adjournments thereof, to vote all of the shares of the Fund that the signer would be entitled to vote if personally present at the Special Meeting and on any other matters brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. Said proxies are directed to vote or refrain from voting pursuant to the Proxy Statement/Prospectus as checked below.

         All properly executed proxies will be voted as directed herein by the signing Shareholder(s). IF NO DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, SUCH SHARES WILL BE VOTED FOR THE PROPOSAL. Please date, sign and return promptly.

         TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: KEEP THIS PORTION FOR YOUR RECORDS.

            ---------------------------------------------------------

         THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED. DETACH AND RETURN THIS PORTION ONLY.

         THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE "FOR" THE
PROPOSAL:

Proposal 1:            To approve an Agreement and Plan of Reorganization
                       providing for the transfer of all of the assets and all of the liabilities of ABN AMRO Select Small Cap Fund to
                       ABN AMRO/TAMRO Small Cap Fund in exchange for ABN
                       AMRO/TAMRO Small Cap Fund shares, the liquidation of ABN
                       AMRO Select Small Cap Fund, and the distribution of ABN
                       AMRO/TAMRO Small Cap Fund shares so received to shareholders of ABN AMRO Select Small Cap Fund.


           [ ] For                [ ] Against             [ ] Abstain

         The undersigned acknowledges receipt with this proxy card of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement/Prospectus. Your signature(s) on this proxy card should be exactly as your name or names appear on this proxy card. If the shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

Dated:  _____________, 2003


___________________________________     ___________________________________
Signature                               Signature

                   ABN AMRO FUNDS

                   CLASS N SHARES                                                   CLASS I SHARES

   ABN AMRO Growth Fund (formerly ABN AMRO/Chicago                           Montag & Caldwell Growth Fund
                Capital Growth Fund)                                ABN AMRO Growth Fund (formerly ABN AMRO/Chicago
       ABN AMRO/Montag & Caldwell Growth Fund                                    Capital Growth Fund)
         ABN AMRO/TAMRO Large Cap Value Fund                            ABN AMRO/Veredus Aggressive Growth Fund
                 ABN AMRO Value Fund                                           ABN AMRO Equity Plus Fund
   ABN AMRO Mid Cap Fund (formerly ABN AMRO/Talon                        ABN AMRO Balanced Fund (formerly ABN
                    Mid Cap Fund)                                        AMRO/Chicago Capital Balanced Fund)
            ABN AMRO/TAMRO Small Cap Fund                                   Montag & Caldwell Balanced Fund
           ABN AMRO Select Small Cap Fund                           ABN AMRO Bond Fund (formerly ABN AMRO/Chicago
       ABN AMRO/Veredus Aggressive Growth Fund                                   Capital Bond Fund)
         ABN AMRO/Veredus Select Growth Fund                              ABN AMRO Investment Grade Bond Fund
              ABN AMRO Real Estate Fund                                  ABN AMRO Government Money Market Fund
            ABN AMRO/Veredus SciTech Fund                                     ABN AMRO Money Market Fund
  ABN AMRO Balanced Fund (formerly ABN AMRO/Chicago                      ABN AMRO Tax-Exempt Money Market Fund
               Capital Balanced Fund)                                     ABN AMRO Treasury Money Market Fund
      ABN AMRO/Montag & Caldwell Balanced Fund
        ABN AMRO Global Emerging Markets Fund                                       CLASS S SHARES
         ABN AMRO International Equity Fund
    ABN AMRO Bond Fund (formerly ABN AMRO/Chicago                        ABN AMRO Government Money Market Fund
                 Capital Bond Fund)                                           ABN AMRO Money Market Fund
     ABN AMRO Municipal Bond Fund (formerly ABN                          ABN AMRO Tax-Exempt Money Market Fund
      AMRO/Chicago Capital Municipal Bond Fund)                           ABN AMRO Treasury Money Market Fund
  ABN AMRO Investor Money Market Fund (formerly ABN
       AMRO/Chicago Capital Money Market Fund)                                      CLASS Y SHARES

                   CLASS C SHARES                                   ABN AMRO Institutional Prime Money Market Fund
                                                                   ABN AMRO Institutional Treasury Money Market Fund
   ABN AMRO Growth Fund (formerly ABN AMRO/Chicago                ABN AMRO Institutional Government Money Market Fund
                Capital Growth Fund)
                                                                                    CLASS YS SHARES
                   CLASS R SHARES
                                                                    ABN AMRO Institutional Prime Money Market Fund
   ABN AMRO Growth Fund (formerly ABN AMRO/Chicago                 ABN AMRO Institutional Treasury Money Market Fund
                Capital Growth Fund)                              ABN AMRO Institutional Government Money Market Fund
       ABN AMRO/Montag & Caldwell Growth Fund

                  (Each a "Fund" and collectively, the "Funds")

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 2003

         This Statement of Additional Information dated March 1, 2003 ("SAI") provides supplementary information pertaining to shares representing interests in twenty-seven investment portfolios of ABN AMRO Funds, formerly known as Alleghany Funds (the "Trust"). As of the date of this SAI, Class I Shares of ABN AMRO Balanced Fund are not available and ABN AMRO Institutional Treasury Money Market Fund, ABN AMRO Institutional Government Money Market Fund, and ABN AMRO Global Emerging Markets Fund have not commenced operations.

         This Statement of Additional Information is not a Prospectus and should be read only in conjunction with each Fund's current Prospectus dated March 1, 2003, as amended or supplemented from time to time. No investment in any of the Funds should be made without first reading the appropriate Prospectus.

         The audited financial statements for the fiscal year ended October 31, 2002 for the Funds (except for ABN AMRO Institutional Treasury Money Market Fund, ABN AMRO Institutional Government Money Market Fund, Class C and Class R shares of ABN AMRO Growth Fund, ABN AMRO Global Emerging Markets Fund and Class R shares of ABN AMRO/Montag & Caldwell Growth Fund which had not commenced operations during the period) are incorporated herein by reference to the Funds' Annual Reports as filed with the Securities and Exchange Commission ("SEC"). This Statement of Additional Information is incorporated by reference to the prospectuses.

         You may obtain a Prospectus, Annual Report or Semi-Annual Report at no charge by contacting the Trust at ABN AMRO FUNDS, P.O. BOX 9765, PROVIDENCE, RI 02940 OR 800-992-8151.

                                TABLE OF CONTENTS

THE FUNDS.............................................................1

INVESTMENT OBJECTIVES, STRATEGIES AND RISK CONSIDERATIONS.............1

INVESTMENT RESTRICTIONS..............................................29

NON-FUNDAMENTAL INVESTMENT POLICIES..................................33

TRUSTEES AND OFFICERS OF THE TRUST...................................35

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..................42

INVESTMENT ADVISORY AND OTHER SERVICES...............................52

                  The Investment Advisers............................52

                  The Sub-Advisers...................................59

                  The Administrator..................................61

                  The Sub-Administrator..............................64

                  Sub-Administration Fees............................65

                  The Distributor....................................65

                  The Distribution Plan..............................65

                  Shareholder Servicing Plan.........................67

                  Custodians.........................................68

                  Transfer Agent and Dividend Paying Agent...........69

                  Counsel and Auditors...............................69

BROKERAGE ALLOCATION AND OTHER PRACTICES.............................69

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS.....................69

DESCRIPTION OF SHARES................................................75

NET ASSET VALUE......................................................79

DIVIDENDS............................................................80

TAXES    ............................................................81

PERFORMANCE INFORMATION..............................................85

FINANCIAL STATEMENTS.................................................97

OTHER INFORMATION....................................................97

APPENDIX A..........................................................A-1

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS SAI OR IN THE PROSPECTUSES IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS. IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                   THE FUNDS

         ABN AMRO Funds, formerly known as Alleghany Funds (the "Trust"), 161 North Clark Street, Chicago, Illinois 60601-3294, is an open-end management investment company. Each Fund is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act"), except ABN AMRO Real Estate Fund, which is classified as non-diversified. Each Fund is a series of the Trust, which was formed as a Delaware statutory trust on September 10, 1993. Prior to September 24, 2001, the Trust was known as the "Alleghany Funds." As of the date of this SAI, ABN AMRO Institutional Treasury Money Market Fund, ABN AMRO Institutional Government Money Market Fund, and ABN AMRO Global Emerging Markets Fund have not commenced operations.


            INVESTMENT OBJECTIVES, STRATEGIES AND RISK CONSIDERATIONS

         The following supplements the information contained in each Prospectus concerning the investment objectives, strategies and risks of investing in the Funds. Except as otherwise stated below or in the applicable Prospectus, a Fund may invest in the portfolio investments included in this section. The investment practices described below, except as further set forth in "Investment Restrictions" for the discussion of portfolio borrowing transactions, are not fundamental and may be changed by the Board of Trustees without the approval of the shareholders.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")

         ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interest in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interest in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market. EDRs are designed for trading in European Securities Markets and GDRs are designed for trading in non-U.S. securities markets. Generally, depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES

         Asset-backed securities are securities backed by installment contracts, credit card and other receivables or other financial type assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets underlying securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments. An asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case for mortgage-backed securities. Falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security.

BELOW INVESTMENT-GRADE (HIGH YIELD) DEBT SECURITIES

         Fixed income securities rated Ba or lower by Moody's or BB or lower by S&P, frequently referred to as "junk bonds," are considered to be of poor standing and predominantly speculative. They generally offer higher yields than higher rated bonds. Such securities are subject to a substantial degree of credit risk. Such medium- and low-grade bonds held by a Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Additionally, high-yield bonds are often issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect a Fund's net asset value per share.

         In the past, the high yields from low-grade bonds have more than compensated for the higher default rates on such securities. However, there can be no assurance that diversification will protect a Fund from widespread bond defaults brought about by a sustained economic downturn, or that yields will continue to offset default rates on high-yield bonds in the future. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing.

         The value of lower-rated debt securities will be influenced not only by changing interest rates, but also by the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, low- and medium-rated bonds may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated securities held by a Fund, especially in a thinly traded market. Illiquid or restricted securities held by a Fund may involve valuation difficulties. Trading in the secondary market for high-yield bonds may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for high-yield bonds may be less liquid than the market for investment-grade corporate bonds. There are fewer securities dealers in the high-yield market, and purchasers of high-yield bonds are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, high-yield bond prices may become more volatile.

         YOUTH AND GROWTH OF LOWER-RATED SECURITIES MARKET -An economic downturn or increase in interest rates is likely to have an adverse effect on the lower-rated securities market generally (resulting in more defaults) and on the value of lower-rated securities contained in the portfolios of a Fund which hold these securities.

         SENSITIVITY TO ECONOMIC AND INTEREST RATE CHANGES - The economy and interest rates can affect lower-rated securities differently from other securities. For example, the prices of lower-rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher-rated investments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals or to obtain additional financing. If the issuer of a lower-rated security defaulted, a Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated securities and a Fund's net asset values.

         LIQUIDITY AND VALUATION - To the extent that an established secondary market does not exist and a particular obligation is thinly traded, the obligation's fair value may be difficult to determine because of the absence of reliable, objective data. As a result, a Fund's valuation of the obligation and the price it could obtain upon its disposition could differ.

         CREDIT RATINGS - The credit ratings of Moody's and S&P are evaluations of the safety of principal and interest payments of lower-rated securities. There is a risk that credit rating agencies may fail to timely change the credit ratings to reflect subsequent events. Therefore, in addition to using recognized rating agencies and other sources, the Investment Adviser or Sub-Investment Adviser also performs its own analysis of issuers in selecting investments for a Fund. The Investment Adviser or Sub-Investment Adviser's analysis of issuers may include, among other things, historic and current financial condition, current and anticipated cash flow and borrowing strength of management, responsiveness to business conditions, credit standing and current and anticipated results of operations.

         YIELDS AND RATINGS - The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

         While any investment carries some risk, certain risks associated with lower-rated securities are different from those for investment-grade securities. The risk of loss through default is greater because lower-rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Fund's net asset value per share.

BORROWING

         A Fund may not borrow money or issue senior securities, except as described in this paragraph or as described in "Investment Restrictions." Any policy under "Investment Restrictions" which contradicts policies described in this paragraph govern that applicable Fund's policy on borrowing. A Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets. A Fund may not mortgage, pledge or hypothecate any assets, except that each Fund may do so in connection with borrowings for temporary purposes in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of a Fund. A Fund may also borrow money for extraordinary purposes or to facilitate redemptions in amounts up to 25% of the value of total assets. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets. A Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"), REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS") AND MULTI-CLASS PASS-THROUGHS

         Certain debt obligations which are collateralized by mortgage loans or mortgage pass-through securities are generally considered to be derivative securities. CMOs and REMICs are debt instruments issued by special-purpose entities which are secured by pools or mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on underlying collateral provides a Fund to pay debt service on the CMO or REMIC or make scheduled distributions on the multi-class pass-through securities. CMOs, REMICs and multi-class pass-through securities (collectively, CMOs unless the context indicates otherwise) may be issued by agencies or instrumentalities of the U.S. government or by private organizations.

         In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified coupon rate or adjustable rate tranche and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. Interest is paid or accrued on all classes of a CMO on a monthly, quarterly or semi-annual basis. The principal and interest on the underlying mortgages may be allocated among several classes of a series of a CMO in many ways. In a common structure, payments of principal, including any principal prepayments, on the underlying mortgages are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full.

         One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index such as the London Interbank Offered Rate ("LIBOR"). These adjustable-rate tranches, known as "floating-rate CMOs," will be considered as adjustable-rate mortgage securities ("ARMs") by a Fund. Floating-rate CMOs may be backed by fixed-rate or adjustable-rate mortgages; to date, fixed-rate mortgages have been more commonly utilized for this purpose. Floating-rate CMOs are typically issued with lifetime "caps" on the coupon rate thereon. These caps, similar to the caps on adjustable-rate mortgages, represent a ceiling beyond which the coupon rate on a floating-rate CMO may not be increased regardless of increases in the interest rate index to which the floating-rate CMO is geared.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages which collateralize the REMICs in which a Fund may invest include mortgages backed by Ginnie Mae certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency.

         Yields on privately issued CMOs as described above have been historically higher than the yields on CMOs issued or guaranteed by U.S. government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government. These Funds will not invest in subordinated privately issued CMOs.

         RESETS - The interest rates paid on the ARMs and CMOs in which these Funds may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on U.S. Treasury securities, those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include: the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the six-month Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-, three- or six-month or one-year LIBOR, the prime rate of a specific bank or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

         CAPS AND FLOORS - The underlying mortgages which collateralize the ARMs and CMOs in which these Funds may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

CONVERTIBLE SECURITIES

         Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

DERIVATIVE INVESTMENTS

         The term "derivatives" has been used to identify a range and variety of financial instruments. In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, a specific security or an index of securities. As is the case with other types of investments, a Fund's derivative instruments may entail various types and degrees of risk, depending upon the characteristics of a derivative instrument and a Fund's overall portfolio.

         Each Fund permitted the use of derivatives may engage in such practices for hedging purposes, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in a Fund's prospectus. No Fund will engage in derivative investments purely for speculative purposes. A Fund will invest in one or more derivatives only to the extent that the instrument under consideration is judged by the Investment Adviser to be consistent with a Fund's overall investment objective and policies. In making such judgment, the potential benefits and risks will be considered in relation to a Fund's other portfolio investments. ABN AMRO money market funds may invest in derivatives, specifically high quality floating rate instruments which reset off the following money market indices: U.S. Treasury Bills, Fed Funds, Prime and LIBOR.

         Where not specified, investment limitations with respect to a Fund's derivative instruments will be consistent with such Fund's existing percentage limitations with respect to its overall investment policies and restrictions. While not a fundamental policy, the total of all instruments deemed derivative in nature by the Investment Adviser will generally not exceed 20% of total assets for any Fund; however, as this policy is not fundamental, it may be changed from time to time when deemed appropriate by the Board of Trustees. The types of derivative securities in which certain Funds are permitted to invest and their respective policies and risks are included in this section. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

DOLLAR ROLLS

         Dollar roll transactions consist of the sale of mortgage-backed securities to a bank or broker-dealer, together with a commitment to purchase similar, but not necessarily identical, securities at a future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. A Fund will segregate cash or liquid securities in an amount at least equal to the dollar roll transaction. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

         If the broker-dealer to whom a Fund sells the security becomes insolvent, a Fund's right to purchase or repurchase the security may be restricted. Also, the value of the security may change adversely over the term of the dollar roll, such that the security that a Fund is required to repurchase may be worth less than the security that a Fund originally held.

EQUITY SECURITIES

         Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer's business. The following describes various types of equity securities in which the Funds invest.

         Common Stocks

         Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings may influence the value of its common stock.

         Preferred Stocks

         Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may treat such redeemable preferred stock as a fixed income security.

         Warrants

         Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security.

         Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

         Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

         A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

         The following describes various types of fixed income securities in which a Fund may invest.

         Treasury Securities

         Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

         Agency Securities

         Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

         The Funds treat mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage-backed securities.

         Corporate Debt Securities

         Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

         In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

         ABN AMRO Investment Grade Bond Fund invests at least 80% of its net assets in fixed-income securities, including corporate debt securities, as described in its prospectus. Commercial Paper

         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The commercial paper in which ABN AMRO Investment Grade Bond Fund invests will be rated A-1 by S&P, P-1 by Moody's or F-1 by Fitch. Subject to each Fund's limit on investing in illiquid securities, the ABN AMRO money market funds may invest, without limit, in commercial paper issued in reliance upon the "private placement" exemption from registration under Section 4(2) of the 1933 Act.

         Demand Instruments

         Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

         Many international equity securities in which a Fund may invest will be traded in foreign currencies. These Funds may engage in certain foreign currency transactions, such as forward foreign currency exchange contracts, to guard against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of particular foreign currencies. In addition, a Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A Fund may use such securities for hedging purposes only. No Fund will engage in such investments purely for speculative purposes.

         A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, a fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts for the purpose of hedging against foreign exchange risks arising from a Fund's investment or anticipated investment in securities denominated in foreign currencies. Such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. In the case of a forward foreign currency exchange contract, a Fund will segregate cash or liquid securities at least in an amount equal to the contract. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

         A Fund may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that they do so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the particular Fund's Investment Adviser. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

FOREIGN SECURITIES

         Foreign securities are described below. For country allocations, a company is considered to be located in the country in which it is domiciled, in which it is primarily traded, from which it derives a significant portion of its revenues or in which a significant portion of its goods or services are produced. Foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks may include costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those with respect to domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Government regulation in many of the countries of interest to a Fund may limit the extent of a Fund's investment in companies in those countries. Further, it may be more difficult for a Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio securities. Certain markets may require payment for securities before delivery. A Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

         Investments in securities of foreign issuers are frequently denominated in foreign currencies (including the Euro and other multinational currency units) and the value of a Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. A Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in emerging markets, including Latin American and Asian markets. This may limit a Fund's ability to effectively hedge its investments in such markets if it chose to do so.

         Securities of issuers located in countries with developing securities markets pose greater liquidity risks and other risks than securities of issuers located in developed countries and traded in more established markets. Low liquidity in markets may adversely affect a Fund's ability to buy and sell securities and cause increased volatility. Developing countries may at various times have less stable political environments than more developed nations. Changes of control may adversely affect the pricing of securities from time to time. Some developing countries may afford only limited opportunities for investing. In certain developing countries, a Fund may be able to invest solely or primarily through ADRs or similar securities and government approved investment vehicles, including closed-end investment companies.

         The settlement systems in certain emerging markets, including Asian and Eastern European countries such as Russia, are less developed than in more established markets. As a result, there may be a risk that settlement may be delayed and that cash or securities of a Fund may be in jeopardy because of failures or of defects in the systems used. In particular, market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by the executing broker or bank might result in a loss to a Fund investing in emerging market securities.

         Certain risks associated with international investments and investing in smaller, developing markets are heightened for investments in Latin American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. Furthermore, Latin American currencies may not be internationally traded. Also, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest companies in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and a Fund, as well as the value of securities in a Fund's portfolio.

         In making investment decisions for a Fund, the Investment Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets; the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Investment Adviser's decisions regarding these risks may not be correct or prove to be wise and, generally, any losses resulting from investing in foreign countries will be borne by Fund shareholders.

         Holding Fund assets in foreign countries presents additional risks including, but not limited to, the risks that a particular foreign custodian or depositary will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets. A Fund may be precluded from investing in certain foreign countries until such time as adequate custodial arrangements can be established.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS

         A Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time.

Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, a Fund may dispose of such securities prior to settlement if its Investment Adviser or Sub-Investment Adviser deems it appropriate to do so.

         A Fund may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. A Fund will normally realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

         When a Fund purchases securities on a when-issued, delayed delivery or forward commitment basis, a Fund will segregate cash or liquid securities having a value (determined daily) at least equal to the amount of a Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, a Fund will segregate the portfolio securities while the commitment is outstanding. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

         These procedures are designed to ensure that a Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

         ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund do not intend to engage in when-issued and delayed delivery transactions that would cause the segregation of more than 20% of the value of the respective total assets.

FUTURES CONTRACTS

         Futures contracts are generally considered to be derivative securities. Each Fund permitted the use of futures contracts and options on futures contract may engage such practices for hedging purposes or to maintain liquidity or as otherwise provided in a Fund's prospectus. However, a Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets, after taking into account unrealized profits and unrealized losses on any such contracts. At maturity, a futures contract obligates a Fund to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

         Any gain derived by a Fund from the use of such instruments will be treated as a combination of short-term and long-term capital gain and, if not offset by realized capital losses incurred by a Fund, will be distributed to shareholders and will be taxable to shareholders as a combination of ordinary income and long-term capital gain.

         A Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which a Fund intends to purchase. Similarly, if the market is expected to decline, a Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund's position in a futures contract or option thereon, a Fund will segregate cash or liquid securities or will otherwise cover its position in accordance with applicable requirements of the SEC. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

         A Fund may enter into a contract for the purchase or sale for future delivery of securities, including index contracts. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

         A Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Fund would increase at approximately the same rate, thereby keeping the net asset value of a Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and a Fund could then buy debt securities on the cash market.

         A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

         With respect to options on futures contracts, when a Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of a Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which a Fund intends to purchase.

         Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

         If a put or call option which a Fund has written is exercised, a Fund may incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities and for Federal tax purposes will be considered a "short sale." For example, a Fund will purchase a put option on a futures contract to hedge a Fund's portfolio against the risk of rising interest rates.

         To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates and interest rates decrease instead, a Fund would lose part or all of the benefit of the increased value which it has because it would have offsetting losses in its futures position. In addition, in such situations, if a Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Options on securities, futures contracts, options on futures contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in or the prices of foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decision, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or a Fund could incur losses as a result of those changes.

         Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

         The value of futures contracts will not exceed 20% of ABN AMRO Equity Plus Fund's and ABN AMRO Select Small Cap Fund's total assets.

ILLIQUID SECURITIES

         A Fund may invest up to 15% (10% for a Money Market Fund) of its net assets in securities which are illiquid. Illiquid securities will generally include but are not limited to: repurchase agreements and time deposits with notice/termination dates in excess of seven days; unlisted over-the-counter options swap agreements; interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

INVESTMENT COMPANY SHARES

         Under applicable regulations, each Fund is generally prohibited from acquiring the securities of other investment companies except as permitted under the 1940 Act. By investing in securities of an investment company, Fund shareholders will indirectly bear the fees of that investment company in addition to a Fund's own fees and expenses. A Fund is permitted to invest in shares of ABN AMRO Money Market Funds for cash management purposes, provided that the Investment Adviser and any of its affiliates waive management fees and other expenses with respect to Fund assets invested therein.

         It is the position of the staff of the SEC that certain nongovernmental issuers of CMOs and REMICs constitute investment companies under the 1940 Act, and therefore either (a) investments in such instruments are subject to the limitations under the 1940 Act above or (b) the issuers of such instruments have been granted orders from the SEC exempting such instruments from the definition of investment company.

MONEY MARKET INSTRUMENTS

         Money market instruments include but are not limited to the following: short-term corporate obligations, Certificates of Deposit ("CDs"), Eurodollar Certificates of Deposit ("Euro CDs"), Yankee Certificates of Deposit ("Yankee CDs"), foreign bankers' acceptances, foreign commercial paper, letter of credit-backed commercial paper, time deposits, loan participations ("LPs"), variable- and floating-rate instruments and master demand notes. Bank obligations may include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank that is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments by ABN AMRO Investor Money Market Fund in non-negotiable time deposits are limited to no more than 5% of its total assets at the time of purchase.

         Domestic and foreign banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

         Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the Investment Adviser believes that the credit risk with respect to the investment is minimal.

         Euro CDs, Yankee CDs and foreign bankers' acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as "sovereign risk," pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the United States. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

         Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not; also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries. The investor in a loan participation has a dual credit risk to both the borrower and also the selling bank. The second risk arises because it is the selling bank that collects interest and principal and sends it to the investor.

         Commercial paper may include variable- and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable- and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable- and floating-rate obligations with the demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable- or floating-rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable- and floating-rate instruments could reduce portfolio liquidity.

         BANKERS' ACCEPTANCES - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

         COMMERCIAL PAPER - Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

         EURODOLLAR CERTIFICATES OF DEPOSIT - A Euro CD is a receipt from a bank for funds deposited at that bank for a specific period of time at some specific rate of return and denominated in U.S. dollars. It is the liability of a U.S. bank branch or foreign bank located outside the U.S. Almost all Euro CDs are issued in London.

         FOREIGN BANKERS' ACCEPTANCES - A Money Market Fund's purchases are limited by the quality standards of Rule 2a-7 under the 1940 Act. Foreign bankers' acceptances are short-term (270 days or less), non-interest-bearing notes sold at a discount and redeemed by the accepting foreign bank at maturity for full face value and denominated in U.S. dollars. Foreign bankers' acceptances are the obligations of the foreign bank involved to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity.

         FOREIGN COMMERCIAL PAPER - A Money Market Fund's purchases are limited by the quality standards of Rule 2a-7 under the 1940 Act. Foreign commercial paper consists of short-term unsecured promissory notes denominated in U.S. dollars, issued directly by a foreign firm in the U.S. or issued by a "domestic shell" subsidiary of a foreign firm established to raise dollars for the firm's operations abroad or for its U.S. subsidiary. Like commercial paper issued by U.S. companies, foreign commercial paper is rated by the rating agencies (Moody's Investor Service ("Moody's") or Standard & Poor's ("S&P")) as to the issuer's creditworthiness. Foreign commercial paper can potentially provide the investor with a greater yield than domestic commercial paper.

         LOAN PARTICIPATIONS - Loan participations ("LPs") are loans sold by the lending bank to an investor. The loan participant borrower may be a company with highly-rated commercial paper that finds it can obtain cheaper funding through an LP than with commercial paper and can also increase the company's name recognition in the capital markets. LPs often generate greater yield than commercial paper.

         The borrower of the underlying loan will be deemed to be the issuer except to the extent a Fund derives its rights from the intermediary bank which sold the LPs. Because LPs are undivided interests in a loan made by the issuing bank, a Fund may not have the right to proceed against the LP borrower without the consent of other holders of the LPs. In addition, LPs will be treated as illiquid if, in the judgment of the Investment Adviser, they cannot be sold within seven days.

         VARIABLE- AND FLOATING-RATE INSTRUMENTS AND RELATED RISKS - With respect to the variable- and floating-rate instruments that may be acquired by a Fund, the Investment Adviser or Sub-Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status with respect to the ability of the issuer to meet its obligation to make payment on demand. Where necessary to ensure that a variable- or floating-rate instrument meets a Fund's quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

         Because variable- and floating-rate instruments are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments will generally be traded. There is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

         The same credit research must be done for master demand notes as in accepted names for potential commercial paper issuers to reduce the chances of a borrower getting into serious financial difficulties.

         STRIPS - Separately traded interest and principal securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Investment Adviser will purchase only STRIPS that it determines are liquid or, if illiquid, that do not violate a Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7, the Investment Adviser will purchase for Money Market Funds only STRIPS that have a remaining maturity of 397 days or less. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Investment Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Money Market Funds.

         YANKEE CERTIFICATES OF DEPOSIT - Yankee CDs are certificates of deposit that are issued domestically by foreign banks. It is a means by which foreign banks may gain access to U.S. markets through their branches which are located in the United States, typically in New York. These CDs are treated as domestic securities.

MORTGAGE-BACKED SECURITIES AND MORTGAGE PASS-THROUGH SECURITIES

         The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. Also, securities issued by Ginnie Mae and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. Mortgage-backed securities issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Bank, are supported by the issuer's right to borrow from the U.S. Treasury. Others, such as those issued by Fannie Mae (formerly known as the Federal National Mortgage Association), are supported only by the credit of the issuer. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce returns. A Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date.

         Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. These private mortgage-backed securities may be supported by U.S. government mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities have either fixed or adjustable interest rates. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

         Mortgage-backed securities have greater market volatility than other types of securities. In addition, because prepayments often occur at times when interest rates are low or are declining, a Fund may be unable to reinvest such funds in securities which offer comparable yields. The yields provided by these mortgage securities have historically exceeded the yields on other types of U.S. government securities with comparable maturities in large measure due to the risks associated with prepayment features. (See "General Risks of Mortgage Securities" described below).

         For Federal tax purposes other than diversification under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), mortgage-backed securities are not considered to be separate securities but rather a beneficial ownership in "grantor trusts," conveying to the holder an individual interest in each of the mortgages constituting the pool.

         The mortgage securities which are issued or guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae ("certificates") are called pass-through certificates because a pro-rata share of both regular interest and principal payments (less Ginnie Mae's, Freddie Mac (formerly known as the Federal Home Loan Mortgage Corp.)'s or Fannie Mae's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the certificate (i.e., the portfolio).

         Certain Funds may also invest in pass-through certificates issued by non-governmental issuers. Pools of conventional residential mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurance and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's quality standards. A Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the Investment Adviser or Sub-Adviser determines that the securities meet a Fund's quality standards.

         OTHER MORTGAGE-BACKED SECURITIES - The Investment Adviser or Sub-Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser or Sub-Adviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

         GENERAL RISKS OF MORTGAGE SECURITIES - The mortgage securities in which a Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage security rather than at maturity. As a result, the holder of the mortgage securities (i.e., the Fund) receives monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of securities as a means of "locking in" long-term interest rates.

         A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose a Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may decrease or limit the increase in net asset value of a Fund because the value of the mortgage-backed securities held by a Fund may decline more than or may not appreciate as much as the price of non-callable debt securities. To the extent market interest rates increase beyond the applicable cap or maximum rate on a mortgage security, the market value of the mortgage security would likely decline to the same extent as a conventional fixed-rate security. The volatility of the security would likely increase, however, because the expected decline in prepayments would lead to longer effective maturity of the underlying mortgages.

         In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income.

         With respect to pass-through mortgage pools issued by non-governmental issuers, there can be no assurance that the private insurers associated with such securities can meet their obligations under the policies. Although the market for such non-governmental issued or guaranteed mortgage securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The purchase of such securities is subject to each Fund's limit with respect to investment in illiquid securities.

MUNICIPAL SECURITIES

         Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

         Municipal securities include both municipal notes and municipal bonds. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds.

         A Fund's investments in any of the notes described above is limited to those obligations (i) rated in the highest two rating categories by an NRSRO or
(ii) if not rated, of equivalent quality in the Investment Adviser's judgment.

         Municipal bonds must be rated in the highest four rating categories by an NRSRO at the time of investment or, if unrated, must be deemed by the Investment Adviser to have essentially the same characteristics and quality as bonds rated in the above rating categories. If permitted by a Fund's investment policies, the Investment Adviser or Sub-Adviser, as applicable, may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

OPTIONS

         A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. A Fund will only purchase call options to the extent premiums paid on all outstanding call options do not exceed 20% of such Fund's total assets. A Fund will only sell or write call options on a covered basis (e.g., on securities it holds in its portfolio). ABN AMRO Equity Plus Fund and ABN AMRO Select Small Cap Fund will not purchase options to the extent that more than 5% of the value of each Fund's assets would be invested in premiums on open option positions. A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period. The writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. Except as otherwise provided in a Fund's prospectus or in this Statement of Additional Information, a Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of a Fund's total assets. ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio and not more than 5% of the value of the respective Fund's total assets would be invested in premiums on open put option positions. A Fund will only purchase put options on a covered basis and write put options on a secured basis. Cash or other collateral will be segregated by a Fund for such options. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. A Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. At the time of purchase, a Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to a Fund's total return. A Fund may lose potential market appreciation if the judgment of its Investment Adviser or Sub-Investment Adviser is incorrect with respect to interest rates, security prices or the movement of indices.

         An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

         Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         A Fund may use options traded on U.S. exchanges, and as permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, a Fund will invest in such options only to the extent consistent with its 15% limit on investments in illiquid securities.

         These options are generally considered to be derivative securities. Such options may relate to particular securities, stock indices or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

         A Fund will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount will be segregated by a Fund) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio or liquid assets equal to the contract value.

         A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written provided the difference is maintained by a Fund in cash or liquid securities in a segregated account with its custodian or fund accounting agent. A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by a Funds' Custodians or fund accounting agent in an amount not less than the exercise price of the option at all times during the option period. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

         A Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by a Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event a Fund will have incurred a loss in the transaction.

         There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated securities (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

         PURCHASING CALL OPTIONS - Except as otherwise provided in a Fund's prospectus or in this Statement of Additional Information, each Fund may purchase call options to the extent that premiums paid by a Fund do not aggregate more than 20% of that Fund's total assets. When a Fund purchases a call option, in return for a premium paid by a Fund to the writer of the option, a Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.

         Following the purchase of a call option, a Fund may liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. A Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to a Fund, in which event a Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

         COVERED CALL WRITING - A Fund may write covered call options from time to time on such portions of their portfolios, without limit, as the Investment Adviser or Sub-Investment Adviser determines is appropriate in pursuing a Fund's investment objective. The advantage to a Fund of writing covered calls is that a Fund receives a premium which is additional income. However, if the security rises in value, a Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

         A Fund will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

         PURCHASING PUT OPTIONS - A Fund may invest up to 20% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option. Except as otherwise provided in a Fund's prospectus or in this Statement of Additional Information, with regard to the writing of put options, each Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets. The purchase of the put on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if at the time the put was acquired, the security had not been held for more than one year.

         A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund would purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options allows a Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

         WRITING PUT OPTIONS - A Fund may also write put options on a secured basis which means that a Fund will maintain in a segregated account with its Custodian or fund accounting agent, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by a Fund. Secured put options will generally be written in circumstances where the Investment Adviser or Sub-Investment Adviser wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, that Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

         Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. However, a Fund may not effect such a closing transaction after it has been notified of the exercise of the option.

         FOREIGN CURRENCY OPTIONS - A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options.

REAL ESTATE INVESTMENT TRUSTS (REITS)

         REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), or its failure to maintain exemption from registration under the 1940 Act. Rising interest rates may cause the value of the debt securities in which a Fund may invest to fall. Conversely, falling interest rates may cause their value to rise. Changes in the value of portfolio securities does not necessarily affect cash income derived from these securities but will effect a Fund's net asset value.

REPURCHASE AGREEMENTS

         A Fund may enter into repurchase agreements pursuant to which a Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from a Fund at a later date at a fixed price. Repurchase agreements will be fully collateralized by securities in which a Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. A Fund must treat each repurchase agreement as a security for tax diversification purposes and not as cash, a cash equivalent or receivable.

         The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements may be considered loans by a Fund under the 1940 Act.

         The financial institutions with which a Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Investment Advisers or Sub-Investment Adviser. The Investment Adviser or Sub-Investment Adviser will continue to monitor the creditworthiness of the seller under a repurchase agreement and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.

         A Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement. The securities held subject to a repurchase agreement by ABN AMRO Investor Money Market Fund may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months.

RESTRICTED SECURITIES

         Each Fund will limit investments in securities of issuers which a Fund is restricted from selling to the public without registration under the 1933 Act to no more than 5% of a Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A and, with respect to a money market fund, commercial paper issued in reliance upon the "private placement" exemption from registration under Section 4(2) of the 1933 Act that has been determined to be liquid by a Fund's Investment Adviser, pursuant to guidelines adopted by the Trust's Board of Trustees.

REVERSE REPURCHASE AGREEMENTS

         Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to a Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, a Fund continues to receive principal and interest payments on these securities. Such agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will segregate cash or liquid securities in an amount at least equal to the market value of the securities, plus accrued interest. (Liquid securities as used in the prospectus and this Statement of Additional Information include equity securities and debt securities that are unencumbered and marked-to-market daily.) Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase such securities.

RULE 144A SECURITIES

         A Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser or Sub-Adviser, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

SECURITIES LENDING

         A Fund may seek additional income at times by lending its portfolio securities to broker-dealers and financial institutions provided that: (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) the Fund may call the loan at any time with proper notice and receive the securities loaned, (3) the Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral and (4) the aggregate market value of all securities loaned by the Fund will not at any time exceed 25% of the total assets of such Fund.

         Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by a Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. Therefore, a Fund will only enter into such lending after a review by the Investment Adviser of the borrower's financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower. Such reviews will be conducted on an ongoing basis as long as the loan is outstanding.

SHORT SALES

         Selling securities short involves selling securities the seller (e.g., a Fund) does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of the replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

         A short sale is "against the box" if, at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short.

         A Fund may also maintain short positions in forward currency exchange transactions, in which a Fund agrees to exchange currency that it does not own at that time for another currency at a future date and specified price in anticipation of a decline in the value of the currency sold short relative to the currency that a Fund has contracted to receive in the exchange. To ensure that any short position of a Fund is not used to achieve leverage, a Fund segregates cash or liquid assets equal to the fluctuating market value of the currency as to which any short position is being maintained. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

SHORT-TERM TRADING

         Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what a Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Such trading may be expected to increase a Fund's portfolio turnover rate and the expenses incurred in connection with such trading.

STRIPPED MORTGAGE SECURITIES

         A Fund may purchase participations in trusts that hold U.S. Treasury and agency securities and may also purchase zero coupon U.S. Treasury obligations, Treasury receipts and other stripped securities that evidence ownership in either the future interest payments or the future principal payments on U.S. government obligations. These participations are issued at a discount to their face value and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. A Fund will only invest in government-backed mortgage securities. The Investment Adviser will consider liquidity needs of a Fund when any investment in zero coupon obligations is made. The stripped mortgage securities in which a Fund may invest will only be issued or guaranteed by the U.S. government, its agencies or instrumentalities. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which a Fund invests.

         Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity of any such IOs held by a Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories ("Aaa" or "AAA" by Moody's or S&P, respectively).

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed. Accordingly, certain of these securities may generally be illiquid. A Fund will treat stripped mortgage securities as illiquid securities except for those securities which are issued by U.S. government agencies and instrumentalities and backed by fixed rate mortgages whose liquidity is monitored by the Investment Adviser, subject to the supervision of the Board of Trustees. The staff of the SEC has indicated that it views such securities as illiquid. Until further clarification of this matter is provided by the staff, a

Fund's investment in stripped mortgage securities will be treated as illiquid and will, together with any other illiquid investments, not exceed 15% of such Fund's net assets.

SWAP AGREEMENTS

         The Funds may enter into interest rate, index, equity and currency exchange rate swap agreements. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "normal amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets to limit any potential leveraging of the Fund's portfolio. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

         Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Funds' investment restriction concerning senior securities. Except as otherwise indicated in a Fund's prospectus or in this Statement of Additional Information, a Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

         Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Investment Adviser or Sub-Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the "Code"), may limit a Fund's ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

TEMPORARY DEFENSIVE POSITIONING

         The investments and strategies described throughout the prospectuses are those the Investment Advisers and Sub-Advisers intend to use under normal market conditions. When the Investment Adviser determines that market conditions warrant, a Fund (other than money market funds) may invest up to 100% of its assets in money market instruments other than those described under Principal Investment Strategies, or hold U.S. dollars. When a Fund is investing for temporary, defensive purposes, it is not pursuing its investment goal.

UNIT INVESTMENT TRUSTS ("UIT")

         A UIT is a type of investment company. Investments in UITs are subject to regulations limiting a Fund's acquisition of investment company securities. Standard and Poor's Depositary Receipts ("SPDRs"), DIAMONDS, MDYs and similar investments are interests in UITs that may be obtained directly from the UIT or purchased in the secondary market. SPDRs consist of a portfolio of securities substantially similar to the component securities of the Standard and Poor's 500 Composite Stock Price Index. DIAMONDS and MDYs consist of a portfolio of securities substantially similar to the component securities of the Dow Jones Industrial Average and of the Standard and Poor's MidCap 400 Index, respectively.

         The price of a UIT interest is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a UIT interest is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for UITs is based on a basket of stocks. Disruptions in the markets for the securities underlying UITs purchased or sold by a Fund could result in losses on UITs. Trading in UITs involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

         Interests in UITs are not individually redeemable, except upon termination of the UIT. To redeem, a Fund must accumulate a certain amount of UIT interests. The liquidity of small holdings of UITs, therefore, depends upon the existence of a secondary market. Upon redemption of a UIT interest, a Fund receives securities and cash identical to the deposit required of an investor wishing to purchase a UIT interest that day.

ZERO COUPON BONDS

         Zero coupon securities are debt securities issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity, a specified redemption date or a cash payment date. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer.

         Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities are generally more volatile than the market prices of interest-bearing securities and respond more to changes in interest rates than interest-bearing securities with similar maturities and credit qualities. The original issue discount on the zero coupon bonds must be included ratably in the income of a Fund as the income accrues even though payment has not been received. These Funds nevertheless intend to distribute an amount of cash equal to the currently accrued original issue discount, and this may require liquidating securities at times they might not otherwise do so and may result in capital loss.

OTHER INVESTMENTS

         The Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.

                             INVESTMENT RESTRICTIONS

         The investment objectives of each Fund and investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations governing the investments of each Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

         Each Fund except ABN AMRO Select Small Cap, ABN AMRO Equity Plus and ABN AMRO Investment Grade Bond Funds may not:

                  (1) Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases;

                  (2) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund, except for ABN AMRO/Veredus SciTech Fund, which will have a concentration in the science and technology sector; and ABN AMRO Real Estate Fund, which will have a concentration in the real estate sector;

                  (3) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act;

         ABN AMRO Growth, ABN AMRO/Montag & Caldwell Growth, ABN AMRO/TAMRO Large Cap Value, ABN AMRO Mid Cap, ABN AMRO/TAMRO Small Cap, ABN AMRO Balanced, ABN AMRO/Montag & Caldwell Balanced, ABN AMRO/Veredus Aggressive Growth, ABN AMRO Select Growth, ABN AMRO/Veredus SciTech, ABN AMRO Bond, ABN AMRO Municipal Bond and ABN AMRO Investor Money Market Funds may not:

                  (4) As to 75% of the total assets of each Fund, with the exception of ABN AMRO/Veredus SciTech Fund, purchase the securities of any one issuer (other than securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of such issuer;

                  (5) Purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund's investment objectives and policies;

                  (6) Make investments in securities for the purpose of exercising control;

                  (7) Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer;

                  (8) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin;

                  (9) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund's investment objectives and policies, (b) the lending of portfolio securities or (c) entry into repurchase agreements with banks or broker-dealers;

                  (10) Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. The Funds may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of that Fund's total assets;

                  (11) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the SAI;

                  (12) Invest more than 5% of its total assets in securities of companies less than three years old. Such three-year periods shall include the operation of any predecessor Trust or companies.

         ABN AMRO Value, ABN AMRO Real Estate, ABN AMRO Global Emerging Markets, ABN AMRO International Equity, ABN AMRO Government Money Market, ABN AMRO Money Market, ABN AMRO Tax-Exempt Money Market, ABN AMRO/Treasury Money Market and ABN AMRO Institutional Prime Money Market Funds may not:

                  (13) Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described below or as permitted by rule, regulation or order of the SEC.

                  (14) Borrow money, except that a Fund (a) may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the Fund's total assets determined at the time of the borrowing and (b) may borrow money from banks or by engaging in reverse repurchase agreements. Asset coverage of at least 300% is required for all borrowings, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

                  (15) Make loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.

         ABN AMRO Value, ABN AMRO Global Emerging Markets and ABN AMRO International Equity Funds may not:

                  (16) Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund. This restriction applies to 75% of the Fund's assets.

         ABN AMRO Government Money Market, ABN AMRO Money Market, ABN AMRO Tax-Exempt Money Market, ABN AMRO/Treasury Money Market and ABN AMRO Institutional Prime Money Market Funds may not:

                  (17) Purchase securities of any issuer if, as a result, the Fund would violate the diversification provisions of Rule 2a-7 under the 1940 Act.

                  (18) Purchase securities of any issuer if, as a result, more than 25% of the total assets of the Fund are invested in the securities of one or more issuers whose principal business activities are in the same industry or securities the interest upon which is paid from revenue of similar type industrial development projects, provided that this limitation does not apply to: (i) investment in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by government or political subdivisions of governments.

         ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund may not:

                  (19) Sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions. The deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

                  (20) Borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Funds will not purchase any securities while borrowings in excess of 5% of their respective total assets are outstanding.

                  (21) Issue senior securities except that they may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of their respective total assets, including the amounts borrowed. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Funds to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Funds will not purchase any securities while borrowings in excess of 5% of their respective total assets are outstanding.

                  (22) ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not invest 25% or more of the value of their respective total assets in any one industry, except that the Funds may invest 25% or more of the value of their respective total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.

                  ABN AMRO Select Small Cap Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of their respective total assets in U.S. Government Securities, and repurchase agreements collateralized by such securities.

                  (23) ABN AMRO Select Small Cap Fund and ABN AMRO Equity Plus Fund will not underwrite any issue of securities except as each Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

                  ABN AMRO Investment Grade Bond Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities in accordance with its investment objective, policies, and limitations.

                  (24) Lend any of their assets except portfolio securities up to one-third of the value of their respective total assets. This shall not prevent the Funds from purchasing U.S. government obligations, money market instruments, bonds, debentures, notes, certificates of indebtedness, or other debt securities, and with respect to Fixed Income Fund purchasing variable rate demand notes, entering into repurchase agreements, or engaging in other transactions where permitted by the Funds' investment objective, policies and limitations.

                  (25) Mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contract and related options, and segregation or collateral arrangements made in connection with options activities. With respect to ABN AMRO Investment Grade Bond Fund, the purchase of securities on a when-issued basis is not deemed to be a pledge of assets.

                  (26) ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not purchase or sell real estate, including limited partnership interests, although they may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

                  ABN AMRO Select Small Cap Fund will not purchase or sell real estate, although it may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

                  (27) Purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Funds may engage in transactions involving futures contracts and related options.

                  (28) With respect to 75% of the value of its assets, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not purchase securities of any one issuer (other than securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result, more than 5% of the value of their total assets would be invested in the securities of that issuer. Also, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

                  With respect to securities comprising 75% of the value of their total assets, ABN AMRO Select Small Cap Fund will not purchase securities of any one issuer (other than cash; cash items; U.S. government securities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the voting securities of that issuer.

                       NON-FUNDAMENTAL INVESTMENT POLICIES

         For purposes of ABN AMRO Real Estate Fund's investment policies, a company is "principally engaged" in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial, or industrial real estate. Companies in the real estate industry may include, but are not limited to, REITs or other securitized real estate investments, master limited partnerships that are treated as corporations for Federal income tax purposes and that invest in interests in real estate, real estate operating companies, real estate brokers or developers, financial institutions that make or service mortgages, and companies with substantial real estate holdings, such as lumber and paper companies, hotel companies, residential builders and land-rich companies.

         ABN AMRO Value, ABN AMRO Real Estate, ABN AMRO Global Emerging Markets, ABN AMRO International Equity, ABN AMRO Government Money Market, ABN AMRO Money Market, ABN AMRO Tax-Exempt Money Market and ABN AMRO Treasury Money Market Funds may enter into futures contract transactions only to the extent that obligations under such contracts represent less than 20% of the Fund's assets. The aggregate value of option positions may not exceed 10% of a Fund's net assets as of the time such options are entered into by a Fund.

         ABN AMRO Select Small Cap Fund will not invest more than 15% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board, including non-negotiable time deposits, repurchase agreements providing for settlement in more than seven days after notice, and over-the-counter options.

         ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not invest more than 15% of the value of their respective net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Board to be liquid, and non-negotiable fixed time deposits with maturities over seven days.

         ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund can each acquire up to 3% of the total outstanding stock of other investment companies, and may invest in the securities of affiliated money market funds as an efficient means of managing their uninvested cash. The Funds will not be subject to any other limitations with regard to the acquisition of securities of other investment companies so long as the public offering price of each Fund's shares does not include a sales charge exceeding 1 1/2%. With respect to ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. Nor are they applicable, with respect to ABN AMRO Investment Grade Bond Fund, to securities of investment companies that have been exempted from registration under the 1940 Act.

         It should be noted with respect to ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund, that investment companies incur certain expenses, such as investment advisory, custodian and transfer agent fees, and therefore, any investment by a Fund in shares of another investment company would be subject to such duplicate expenses.

         ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not purchase put options on securities unless the securities are held in the Funds' portfolio and not more than 5% of the value of the respective Fund's total assets would be invested in premiums on open put option positions.

         ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not write call options on securities unless the securities are held in the Funds' portfolio or unless a Fund is entitled to them in a deliverable form without further payment or after segregating cash in the amount of any further payment.

         ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not purchase securities of a company for purpose of exercising control or management.

         ABN AMRO/TAMRO Large Cap Value Fund, ABN AMRO Mid Cap Fund, ABN AMRO/TAMRO Small Cap Fund, ABN AMRO Select Small Cap Fund, ABN AMRO Real Estate Fund, ABN AMRO/Veredus SciTech Fund, ABN AMRO International Equity Fund, ABN AMRO Bond Fund, ABN AMRO Municipal Bond Fund, ABN AMRO Equity Plus Fund, ABN AMRO Investment Grade Bond Fund, ABN AMRO Government Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund, ABN AMRO Treasury Money Market Fund, ABN AMRO Institutional Treasury Money Market Fund, ABN AMRO Institutional Government Money Market Fund and ABN AMRO Global Emerging Markets Fund each have a policy to invest, under normal circumstances, at least 80% of such Fund's assets in certain investments as described in their prospectus.. Shareholders of the applicable Fund will be given at least 60 days' notice of any changes to this policy.

                       TRUSTEES AND OFFICERS OF THE TRUST

         Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                                 TERM                                        NUMBER
                                  OF                                           OF
                               OFFICE(1)                                   PORTFOLIOS
                                 AND                                        IN FUND
                                LENGTH                                      COMPLEX
                                 OF                                         OVERSEEN         OTHER TRUSTEESHIPS/
   NAME, ADDRESS, AGE AND       TIME           PRINCIPAL OCCUPATION(S)         BY           DIRECTORSHIPS HELD BY
   POSITION(s) WITH TRUST      SERVED          DURING PAST FIVE YEARS       DIRECTOR              DIRECTOR
   ----------------------      ---------      -----------------------       ----------      ---------------------
                                               DISINTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------
Leonard F. Amari               9 years   Partner at the law offices of           27       President and Trustee,
c/o 161 North Clark Street               Amari & Locallo, a practice with                 Lawyers Trust Fund of
Chicago, IL  60601                       exclusive concentration in real                  Illinois; Board Member,
Age: 60                                  estate taxation and related                      United Community Bank of
Trustee                                  areas, since 1987; Special                       Lisle; Director, Delaware
                                         Assistant Attorney General since                 Place Bank.
                                         1986; Adjunct Faculty, Oakton
                                         Community College since 1995.
---------------------------------------------------------------------------------------------------------------------
Robert Feitler(2)              1 year    Retired.  President and Chief           27       Chairman of Executive
c/o 161 North Clark Street               Operating Officer, Weyco Group,                  Committee, Board of
Chicago, IL  60601                       Inc., 1968-1996.                                 Directors, Weyco Group,
Age: 72                                                                                   Inc. (men's footwear);
Trustee                                                                                   Director, Strattec
                                                                                          Security Corporation
                                                                                          (automobile parts).
---------------------------------------------------------------------------------------------------------------------
Robert A. Kushner              3 years   Retired.  Vice President,               27       None.
c/o 161 North Clark Street               Secretary and General Counsel at
Chicago, IL  60601                       Cyclops Industries, Inc.,
Age: 67                                  1976-1992.
Trustee
---------------------------------------------------------------------------------------------------------------------
Robert B. Scherer              3 years   President of The Rockridge Group,       27       Director, Title
c/o 161 North Clark Street               Ltd., (title insurance industry                  Reinsurance Company
Chicago, IL  60601                       consulting services) since 1994.                 (insurance for title
Age: 61                                                                                   agents).
Trustee
---------------------------------------------------------------------------------------------------------------------
Nathan Shapiro                 9 years   President of SF Investments, Inc.       27       Director, Baldwin &
c/o 161 North Clark Street               (broker/dealer and investment                    Lyons, Inc. (property and
Chicago, IL  60601                       banking firm) since 1971;                        casualty insurance firm);
Age: 66                                  President of SLD Corp.                           Director, DVI, Inc.
Trustee                                  (management consultants) since                   (financial firm).
                                         1977.
---------------------------------------------------------------------------------------------------------------------
Denis Springer                 3 years   Retired.  Senior Vice President         27       None.
c/o 161 North Clark Street               and Chief Financial Officer of
Chicago, IL  60601                       Burlington Northern Santa Fe
Age: 57                                  Corp. (railroad), 1995-1999.
Trustee
---------------------------------------------------------------------------------------------------------------------

                                 TERM                                        NUMBER
                                  OF                                           OF
                               OFFICE(1)                                   PORTFOLIOS
                                 AND                                        IN FUND
                                LENGTH                                      COMPLEX
                                 OF                                         OVERSEEN         OTHER TRUSTEESHIPS/
   NAME, ADDRESS, AGE AND       TIME           PRINCIPAL OCCUPATION(S)         BY           DIRECTORSHIPS HELD BY
   POSITION(s) WITH TRUST      SERVED          DURING PAST FIVE YEARS       DIRECTOR              DIRECTOR
   ----------------------      ---------      -----------------------       ----------      ---------------------
                                               INTERESTED TRUSTEES(3)
---------------------------------------------------------------------------------------------------------------------
Stuart D. Bilton, CFA          9 years   President and Chief Executive           27       Director, Baldwin &
c/o 161 North Clark Street               Officer of ABN AMRO Asset                        Lyons, Inc.; The UICI
Chicago, IL  60601                       Management Holdings, Inc. since                  Companies; Veredus Asset
Age:  56                                 2001; President of Alleghany                     Management LLC; TAMRO
Chairman, Board of Trustees              Asset Management, Inc. from                      Capital Partners LLC.
                                         1996-2001 (purchased by ABN AMRO
                                         in February 2001).
---------------------------------------------------------------------------------------------------------------------
Gregory T. Mutz                9 years   President and CEO of UICI               27       Chairman of the Board of
c/o 161 North Clark Street               (NYSE:UCI) (an insurance holding                 AMLI Residential
Chicago, IL  60601                       company) since 1999; formerly,                   Properties Trust
Age: 57                                  CEO of AMLI Residential                          (NYSE:AML) (a Multifamily
Trustee                                  Properties Trust (NYSE:AML),                     REIT), a successor
                                         1981-1998.                                       company to AMLI Realty Co.
---------------------------------------------------------------------------------------------------------------------
                                                ADVISORY TRUSTEE(4)
---------------------------------------------------------------------------------------------------------------------
James Wynsma(2)(5)               --      Retired.  Chairman of  ABN AMRO         N/A      None.
c/o 161 North Clark Street               Asset Management (USA) LLC,
Chicago, IL  60601                       January 2000 to February 2001;
Age: 66                                  President & CEO, May 1999 to
Advisory Trustee                         December 1999. Vice Chairman of
                                         LaSalle Bank N.A. and head of its
                                         Trust and Asset Management
                                         department, 1992- 2000.
---------------------------------------------------------------------------------------------------------------------

                                 TERM                                        NUMBER
                                  OF                                           OF
                               OFFICE(1)                                   PORTFOLIOS
                                 AND                                        IN FUND
                                LENGTH                                      COMPLEX
                                 OF                                         OVERSEEN         OTHER TRUSTEESHIPS/
   NAME, ADDRESS, AGE AND       TIME           PRINCIPAL OCCUPATION(S)         BY           DIRECTORSHIPS HELD BY
   POSITION(s) WITH TRUST      SERVED          DURING PAST FIVE YEARS       DIRECTOR              DIRECTOR
   ----------------------      ---------      -----------------------       ----------      ---------------------
                                         OFFICER(S) WHO ARE NOT TRUSTEES(3)
---------------------------------------------------------------------------------------------------------------------
Kenneth C. Anderson            9 years   President of ABN AMRO Investment        N/A                 N/A
c/o 161 North Clark Street               Fund Services, Inc. (formerly
Chicago, IL  60601                       known as Alleghany Investment
Age: 38                                  Services, Inc.) since 1993;
President (Chief Executive               Executive Vice President of ABN
Officer)                                 AMRO Asset Management (USA) LLC
                                         since 2001; Director, ABN AMRO
                                         Trust Services Company since
                                         2001; Director, TAMRO Capital
                                         Partners LLC and Veredus Asset
                                         Management LLC since 2001;
                                         Officer of the Trust since 1993;
                                         CPA.
---------------------------------------------------------------------------------------------------------------------
Gerald F. Dillenburg           6 years   Senior Managing Director ("SMD")        N/A                 N/A
c/o 161 North Clark Street               of ABN AMRO Investment Fund
Chicago, IL  60601                       Services, Inc. (formerly known as
Age: 36                                  Alleghany Investment Services,
Senior Vice President,                   Inc.) since 1996; SMD of ABN AMRO
Secretary and Treasurer                  Asset Management Holdings, Inc.,
(Chief Financial Officer,                ABN AMRO Asset Management (USA)
Chief Operating Officer and              LLC and Chicago Capital
Chief Compliance Officer)                Management, Inc. since 2001;
                                         Operations manager and compliance
                                         officer of all mutual funds since
                                         1996; CPA.
---------------------------------------------------------------------------------------------------------------------
Debra Bunde Reams              3 years   Vice President of Montag &              N/A                 N/A
c/o 161 North Clark Street               Caldwell, Inc., since 1996;
Chicago, IL  60601                       Chartered Financial Analyst.
Age: 39
Vice President
---------------------------------------------------------------------------------------------------------------------
William Long                   1 year    Vice President of Montag &              N/A                 N/A
c/o 161 North Clark Street               Caldwell, Inc., since 2000;
Chicago, IL  60601                       former Vice President and
Age: 42                                  Director of Sales for First
Vice President                           Capital Group, First Union
                                         National Bank, 1996-2000.
---------------------------------------------------------------------------------------------------------------------


(1) Trustees serve for an indefinite term until the earliest of: (i) removal by two-thirds of the Board of Trustees or shareholders, (ii) resignation, death or incapacity, (iii) the election and qualification of his successor, in accordance with the By-Laws of the Trust or (iv) the last day of the fiscal year in which he attains the age of 72 years. Officers serve for an indefinite term until the earliest of: (i) removal by the Board of Trustees, (ii) resignation, death or incapacity, (iii) the election and qualification of their successor, in accordance with the By-Laws of the Trust.

(2) This person is a former Trustee of ABN AMRO Funds, a Massachusetts business trust, which was reorganized into the Alleghany Funds, a Delaware business trust in September 2001. Pursuant to this reorganization, the Alleghany Funds changed its name to "ABN AMRO Funds."

(3) "Interested person" of the Trust as defined in the 1940 Act. Messr. Bilton is considered an "interested person" because of his affiliations with ABN AMRO Asset Management (USA) LLC and related entities, which act as the Funds' investment advisers. Messr. Mutz is considered an "interested person" because of his position as director of an unaffiliated company which Mr. Bilton, an interested Trustee of the Trust, is also a director and serves on the audit, compensation and nominating committee.

(4) An advisory trustee provides services to the Board at the Board's z request such as advice on general matters and attendance at board meetings, but is not entitled to vote. An advisory trustee does not have advisory functions as to a Fund's present or future investments.

(5) Prior to December 19, 2002, Mr. Wynsma served as an interested Trustee of the Trust for approximately a year. Effective December 19, 2002, Mr. Wynsma resigned from his position as interested Trustee and was appointed by the Board to serve as an advisory trustee.

         The Board of Trustees has established an Audit Committee consisting of six members, including a Chairman of the Committee. The Audit Committee members are Messrs. Scherer (Chairman), Amari, Shapiro, Kushner, Springer, and Feitler. The functions performed by the Audit Committee are to oversee the integrity of the Trust's accounting policies, financial reporting process and system of internal controls regarding finance and accounting. The Audit Committee also monitors the independence and performance of the Trust's independent auditors and provides an open avenue of communication among the independent auditors, Trust management and the Board of Trustees. The Audit Committee held two meetings during the fiscal year ended October 31, 2002.

         The Trustees have also established a Nominating Committee consisting of six members, including a chairman of the Committee. The Nominating Committee members are Messrs. Amari (Chairman), Shapiro, Scherer, Kushner, Springer, and Feitler. The Nominating Committee's function is to put forth names for nomination as Trustee when deemed necessary. The Nominating Committee held no meetings during the fiscal year ended October 31, 2002.

         The Trustees have also established a Valuation Committee consisting of at least one Independent Trustee, an Officer of the Trust and the Portfolio Manager of the relevant Fund or an appropriate designee of the investment adviser. Currently, the Valuation Committee members are Messrs. Bilton (Chairman), Shapiro and Springer. The Valuation Committee is responsible for fair valuing securities of the Funds as may be necessary from time to time. The Valuation Committee held two meetings during the fiscal year ended October 31, 2002.

         The Trustees have also established a Pricing Committee, consisting of at least three members, including a representative from the compliance department, portfolio management, and the fund accounting agent, at least one of whom must be an officer of the Fund whose assets are being valued. The Pricing Committee values securities or other assets for which prices or valuations are not readily available pursuant to the Trust's Pricing Procedures. The Pricing Committee held four meetings during its fiscal year ended October 31, 2002.

         Set forth in the table below is the dollar range of equity securities held in each Fund and the aggregate dollar range of securities in the Fund complex beneficially owned by each current trustee at December 31, 2002.

                                                                                                AGGREGATE DOLLAR
                                                                                                RANGE OF EQUITY
                                                                                               SECURITIES IN ALL
                                                                                             REGISTERED INVESTMENT
                                                                                             COMPANIES OVERSEEN BY
                                                                                              TRUSTEE IN FAMILY OF
    NAME OF TRUSTEE               DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND               INVESTMENT COMPANIES
    ---------------               ---------------------------------------------              ---------------------
Stuart Bilton            Over $100,000: ABN AMRO Bond Fund                                 Over $100,000
                         Over $100,000: ABN AMRO Investor Money Market Fund
                         Over $100,000: ABN AMRO Institutional Prime Money Market Fund
                         Over $100,000: ABN AMRO Municipal Bond Fund
                         Over $100,000: ABN AMRO Growth Fund
                         Over $100,000: ABN AMRO Balanced Fund
                         Over $100,000: Montag & Caldwell Growth Fund
                         Over $100,000: ABN AMRO/TAMRO Small Cap Fund
                         Over $100,000: ABN AMRO/Veredus Aggressive Growth Fund
-------------------------------------------------------------------------------------------------------------------
Leonard F. Amari         Over $100,000: ABN AMRO Bond Fund                                 Over $100,000
                         Over $100,000: ABN AMRO Growth Fund
-------------------------------------------------------------------------------------------------------------------
Robert Feitler           Over $100,000: ABN AMRO Tax-Exempt Money Market Fund              Over $100,000
                         Over $100,000: ABN AMRO Institutional Prime Money Market Fund
-------------------------------------------------------------------------------------------------------------------
Robert Kushner           $10,001-$50,000: Montag & Caldwell Growth Fund                    Over $100,000
                         $10,001-$50,000: ABN AMRO/Veredus Aggressive Growth Fund
                         Over $100,000: ABN AMRO Municipal Bond Fund
-------------------------------------------------------------------------------------------------------------------
Gregory T. Mutz          None                                                              None
-------------------------------------------------------------------------------------------------------------------
Robert Scherer           $1-$10,000: Montag & Caldwell Growth Fund                         Over $100,000
                         $1-$10,000: ABN AMRO Growth Fund
                         $1-$10,000: ABN AMRO/TAMRO Small Cap Fund
                         $50,001-$100,000: ABN AMRO Investor Money Market Fund
                         Over $100,000: ABN AMRO Institutional Prime Money Market Fund
-------------------------------------------------------------------------------------------------------------------
Nathan Shapiro           None                                                              None
-------------------------------------------------------------------------------------------------------------------
Denis Springer           $10,001-$50,000: Montag & Caldwell Growth Fund                    $50,001 - $100,000
                         $50,001-$100,000: ABN AMRO/Veredus Aggressive Growth Fund
-------------------------------------------------------------------------------------------------------------------
James Wynsma             $10,001-$50,000: Montag & Caldwell Growth Fund                    Over $100,000
                         $10,001-$50,000: Growth Fund
                         $10,001-$50,000: ABN AMRO/Veredus Aggressive Growth Fund
-------------------------------------------------------------------------------------------------------------------

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENTS.

         The 1940 Act requires that the investment advisory agreements between the Investment Advisers and the Trust and the Sub-Advisers and the Investment Advisers on behalf of each Fund be approved annually both by the Board of Trustees and also by a majority of the Independent Trustees voting separately. The Independent Trustees determined that the terms of the investment advisory and sub-advisory agreements are fair and reasonable and approved the investment advisory agreements as being in the best interests of the Funds. The Independent Trustees believe that the current investment advisory and sub-advisory agreements enable the Funds to enjoy high quality investment advisory services at costs which they deem appropriate, reasonable and in the best interests of the Trust and its shareholders. In making such determinations, the Independent Trustees met independently from the "interested" Trustees of the Trust and any officers of the Investment Advisers or its affiliates. The Independent Trustees also relied upon the assistance of counsel to the Trust.

         In evaluating the investment advisory and sub-advisory agreements for such Fund's initial approval or annual continuance, as applicable, the Independent Trustees reviewed materials furnished by the Investment Advisers and Sub-Advisers, including information regarding the Investment Adviser or Sub-Adviser, its affiliates and personnel, its operations and financial condition. The Independent Trustees discussed with each the operations of the Trust and the capabilities of the Investment Advisers and Sub-Advisers to provide advisory and other services to the Trust. Among other information, the Independent Trustees reviewed information regarding:

                  o        the investment performance of each Fund;

                  o the fees charged by the Investment Advisers and Sub-Advisers for investment advisory services, as well as other compensation received by the Investment Advisers and Sub-Advisers;

                  o        the projected total operating expenses of each Fund;

                  o the investment performance, fees and total expenses of investment companies and/or other funds with similar objectives and strategies managed by the Investment Adviser, Sub-Adviser or other investment advisers;

                  o the experience of the investment advisory and other personnel providing services to the Funds and the historical quality of the services provided by the Investment Advisers and Sub-Advisers; and

                  o the profitability to the Investment Advisers and Sub-Advisers of managing each Fund.

         The Independent Trustees specifically considered the following as relevant to their recommendations: (1) the favorable history, reputation, qualification and background of the Investment Advisers and Sub-Advisers, as well as the qualifications of their personnel and their respective financial conditions; (2) that the fee and expense ratios, including any waivers, of each Fund are reasonable given the quality of services expected to be provided and are comparable to the fee and expense ratios of similar investment companies;
(3) given the small size of the Funds and/or the current expense ratio and effective rate of the advisory fee, adjustments to advisory fees were not appropriate, (4) the relative performance of the Funds since commencement of operations to comparable investment companies and unmanaged indices; (5) potential benefits to an Investment Adviser, a Fund and its shareholders of receiving research services from broker-dealer firms in connection with the allocation of portfolio securities to such firms and (6) other factors that the Independent Trustees deemed relevant. The Independent Trustees deemed each of these factors to be relevant to their consideration of the investment advisory and sub-advisory agreements.

         BOARD'S APPROVAL OF INVESTMENT ADVISORY AGREEMENT FOR ABN AMRO GLOBAL EMERGING MARKETS FUND. In conjunction with the establishment of ABN AMRO Global Emerging Markets Fund, at its meeting on March 21, 2002, the Board approved an investment advisory agreement for the Fund. The Board determined that the terms of the investment advisory agreement are fair and reasonable and are in the Fund's best interests.

         In evaluating the proposed investment advisory agreement, the Board reviewed materials furnished by the Fund's Investment Adviser, including information regarding the Investment Adviser, its affiliates and personnel, operations and financial condition. The Board discussed with representatives of the Investment Adviser the Fund's anticipated operations and the Investment Adviser's ability to provide advisory and other services to the Fund. The Board reviewed performance information of another ABN AMRO fund with a substantially similar investment objective, policies and strategies as the Fund and managed by the same portfolio manager as the Fund. The Board also reviewed, among other things: (1) the investment performance of other funds advised by the Investment Adviser with similar investment strategies; (2) the proposed fees to be charged by the Investment Adviser for investment management services, taking into account a contractual fee waiver by the Investment Adviser; (3) the Fund's projected total operating expenses; (4) the investment performance, fees and total expenses of investment companies with similar objectives and strategies managed by other investment advisers; and (5) the experience of the investment advisory and other personnel who would be providing services to the Fund.

         The Board considered the following as relevant to its recommendations:
(1) the favorable history, reputation, qualification and background of the Investment Adviser, as well as the qualifications of their personnel; (2) that the advisory fee and projected expense ratios of the Fund are reasonable given the quality of services expected to be provided and are comparable to the fee and expense ratios of similar investment companies; (3) the relative performance of other funds managed by the Investment Adviser with similar objectives compared to the results of other comparable investment companies and unmanaged indices; (4) potential benefits to the Investment Adviser, the Fund and its shareholders of receiving research services from broker-dealer firms in connection with the allocation of portfolio securities to such firms; (5) potential benefits to the Investment Adviser from its relationship to the Fund, including revenues derived from services provided to the Fund by affiliates of the Investment Adviser; and (6) other factors that the Board deemed relevant.

         REMUNERATION. The Trustees of the Trust, including Messrs. Wynsma and Mutz, who are not affiliated with the Investment Adviser or Sub-Advisers receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. Effective January 1, 2003, the Trustees receive $5,000 for each Board Meeting attended and an annual retainer of $5,000. The Trustees also receive $500 per telephonic meeting and $100 per telephonic committee meeting. The Chairman of the Audit Committee receives an additional $5,000 per year. No officer or employee of the Investment Adviser, Sub-Advisers or their affiliates receives any compensation from the Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices.

         The table below shows the total fees which were paid to each of the Trustees during the fiscal year ended October 31, 2002.

                                                        PENSION OR            ESTIMATED
                                   AGGREGATE            RETIREMENT             ANNUAL               TOTAL
                                 COMPENSATION        BENEFITS ACCRUED         BENEFITS          COMPENSATION
                                 RECEIVED FROM       (AS PART OF FUND           UPON           FROM TRUST AND
      TRUSTEE                      THE TRUST             EXPENSES)           RETIREMENT         FUND COMPLEX
      -------                    -------------       ----------------        ----------        --------------
Leonard F. Amari                    $28,750                 N/A                  N/A               $28,750
Robert A.  Kushner                   28,750                 N/A                  N/A                28,750
Gregory T. Mutz                      28,750                 N/A                  N/A                28,750
Robert B.  Scherer                   28,950                 N/A                  N/A                28,950
Nathan Shapiro                       28,750                 N/A                  N/A                28,750
Denis Springer                       28,750                 N/A                  N/A                28,750
Robert Feitler                       28,750                 N/A                  N/A                28,750
James Wynsma                         28,750                 N/A                  N/A                28,750

         As of January 31, 2003, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of any class of each Fund, except for Stuart D. Bilton, who owned 2.67% of ABN AMRO Municipal Bond Fund.

CODE OF ETHICS

         The Trust, its Investment Advisers, Sub-Advisers and principal underwriter have each adopted a code of ethics (the "Codes of Ethics") under Rule 17j-1 of the Investment Company Act of 1940, as amended (the "1940 Act"). The Codes of Ethics permit personnel, subject to the Codes of Ethics and their restrictive provisions, to invest in securities, including securities that may be purchased or held by the Trust.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Listed below are the names and addresses of those shareholders who, as of January 31, 2003, owned of record or beneficially 5% or more of the shares of the Funds. Shareholders who have the power to vote a large percentage of shares (at least 25%) of a particular Fund can control the Fund and determine the outcome of a shareholder meeting.


                              ABN AMRO GROWTH FUND

     SHAREHOLDER NAME AND ADDRESS                 CLASS        PERCENTAGE OWNED (%)
     ----------------------------                 -----        --------------------
Stetson & Co.                                    Class N               13.87%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL  60601

Wells Fargo Bank Minnesota NA Cust.              Class N               12.41%
FBO Fidelity National Financial Inc.
401(k) PSP DTD 12/15/00
P.O. Box 1533
Minneapolis, MN  55480

Charles Schwab & Co., Inc.                       Class N               14.44%
Special Custody Acct. for Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122

LaSalle Bank NA                                  Class I               72.89%
Omnibus 66
P.O. Box 1443
Chicago, IL  60690-1443

Stetson & Co.                                    Class I                8.67%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL  60601

ABN AMRO Asset Management Holdings, Inc.         Class C              100.00%
161 North Clark Street
Chicago, IL  60601

ABN AMRO Asset Management Holdings, Inc.         Class R              100.00%
161 North Clark Street
Chicago, IL  60601

                     ABN AMRO/MONTAG & CALDWELL GROWTH FUND

     SHAREHOLDER NAME AND ADDRESS                 CLASS        PERCENTAGE OWNED (%)
     ----------------------------                 -----        --------------------
Charles Schwab & Co., Inc.                       Class N                22.45%
Special Custody Acct. for Exclusive
  Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122

Salomon Smith Barney Inc.                        Class N                 5.52%
00109801250
388 West 34th St., 3rd Floor
New York, NY 10001

ABN AMRO Asset Management Holdings, Inc.         Class R               100.00%
161 North Clark Street
Chicago, IL  60601

                          MONTAG & CALDWELL GROWTH FUND

     SHAREHOLDER NAME AND ADDRESS                 CLASS        PERCENTAGE OWNED (%)
     ----------------------------                 -----        --------------------
Carn & Co. 02220601                              Class I               5.17%
ABN AMRO Group PS & Savings Plan
Attn:  Mutual Funds-Star
P.O. Box 96211
Washington, DC  20090-6211

WTC                                              Class I               5.22%
FBO Price Waterhouse Coopers, LLP
Emp + Partners Svgs
A/C #500850
P.O. Box 8971
Wilmington, DE  19899-8971

Charles Schwab & Co., Inc.                       Class I               5.22%
Special Custody Acct. for Exclusive
  Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122

                       ABN AMRO/TAMRO LARGE CAP VALUE FUND

     SHAREHOLDER NAME AND ADDRESS                 CLASS        PERCENTAGE OWNED (%)
     ----------------------------                 -----        --------------------
Saxon & Co.                                      Class N               42.16%
FBO 20-10-002-3003679
P.O. Box 7780-1888
Philadelphia, PA  19182

Stetson & Co.                                    Class N                6.21%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL  60601

                               ABN AMRO VALUE FUND

     SHAREHOLDER NAME AND ADDRESS                 CLASS        PERCENTAGE OWNED (%)
     ----------------------------                 -----        --------------------
LaSalle National Bank as Trustee                 Class N               71.82%
Omnibus Account 00078H844
P.O. Box 1443
Chicago, IL  60690-1443

Carn & Co. 02220601                              Class N               26.89%
ABN AMRO Group PS & Savings Plan
Attn:  Mutual Funds-Star
P.O. Box 96211
Washington, DC  20090-6211


                              ABN AMRO MID CAP FUND

     SHAREHOLDER NAME AND ADDRESS                 CLASS        PERCENTAGE OWNED (%)
     ----------------------------                 -----        --------------------
Stetson & Co.                                    Class N               13.15%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL  60601

Swebak & Co.                                     Class N               14.26%
c/o Amcore Investment Group NA
Attn:  Mutual Funds Processing
P.O. Box 4599
Rockford, IL  61110-4599

Charles Schwab & Co., Inc.                       Class N               14.18%
Special Custody Acct. for Exclusive
   Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122

National Investor Services Corp.                 Class N                6.47%
For the Exclusive Benefit of our
   Customers
55 Water St., 32nd Fl.
New York, NY  10441-3299

                          ABN AMRO/TAMRO SMALL CAP FUND

     SHAREHOLDER NAME AND ADDRESS                 CLASS        PERCENTAGE OWNED (%)
     ----------------------------                 -----        --------------------
Miter & Co.                                      Class N               26.43%
M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI  53201-2977

LaSalle Bank NA                                  Class N               26.95%
Omnibus 66
P.O. Box 1443
Chicago, IL  60690-1443

                         ABN AMRO SELECT SMALL CAP FUND

     SHAREHOLDER NAME AND ADDRESS                 CLASS        PERCENTAGE OWNED (%)
     ----------------------------                 -----        --------------------
LaSalle Bank NA, as Trustee                      Class N              96.24%
P.O. Box 1443
Chicago, IL 60690-1443


                     ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND

     SHAREHOLDER NAME AND ADDRESS                 CLASS        PERCENTAGE OWNED (%)
     ----------------------------                 -----        --------------------
Charles Schwab & Co., Inc.                       Class N              25.53%
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122

Stetson & Co.                                    Class N               6.15%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL  60601

Investors Bank & Trust Co.                       Class N               7.57%
Trustee FBO Various Retirement Plans
Attn:  David Stavola, MO 2-41
4 Manhattanville Rd.
Purchase, NY  10577

Wells Fargo Bank Minnesota NA Cust.              Class N               5.22%
FBO Fidelity National Financial Inc.
401(k) PSP DTD 12/15/00
P.O. Box 1533
Minneapolis, MN  55480

Carn & Co. 02220601                              Class I              20.87%
ABN AMRO Group PS & Savings Plan
Attn:  Mutual Funds-Star
P.O. Box 96211
Washington, DC  20090-6211

LaSalle Bank NA                                  Class I              19.78%
Omnibus 66
P.O. Box 1443
Chicago, IL  60690-1443
Charles Schwab & Co., Inc.                       Class I              22.62%
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122

Wilbranch Co. Partnership                        Class I               7.02%
223 W. Nash St. 3W Floor
Wilson, NC  27893

                            ABN AMRO EQUITY PLUS FUND

     SHAREHOLDER NAME AND ADDRESS                 CLASS        PERCENTAGE OWNED (%)
     ----------------------------                 -----        --------------------
LaSalle Bank NA, Trustee                         Class I              90.77%
P.O. Box 1443
Chicago, IL 60640-1443

National Financial Services LLC                  Class I               5.26%
200 Liberty Street
World Financial Center
New York, NY  10281

                       ABN AMRO/VEREDUS SELECT GROWTH FUND

     SHAREHOLDER NAME AND ADDRESS                 CLASS        PERCENTAGE OWNED (%)
     ----------------------------                 -----        --------------------
ABN AMRO Asset Mgt Holdings, Inc.                Class N               34.08%
Attn:  Seymour Newman Mailstop 09TF
161 N. Clark St.
Chicago, IL  60601

ABN AMRO Trust Serv. Co. Cust.                   Class N               23.13%
FBO John W. O'Neal SEP IRA
21 Riding Ridge Rd.
Prospect, KY  40059-9460

Wilbranch Co.                                    Class N               33.40%
P.O. Box 2887
Wilson, NC  27894-2887

                            ABN AMRO REAL ESTATE FUND

     SHAREHOLDER NAME AND ADDRESS                 CLASS        PERCENTAGE OWNED (%)
     ----------------------------                 -----        --------------------
LaSalle Bank NA                                  Class N              54.09%
Omnibus Account 00078H620
P.O. Box 1443
Chicago, IL  60690-1443

Carn & Co. 02220601                              Class N              31.42%
ABN AMRO Group PS & Savings Plan
Attn:  Mutual Funds-Star
P.O. Box 96211
Washington, DC  20090-6211

Putnam Fiduciary Trust Co. Trustee               Class N               8.09%
FBO ABN AMRO Securities LLC
Savings Plan
Attn:  DC Plan Admin. Team MS N3G650789
Investors Way
Norwood, MA 02062

                          ABN AMRO/VEREDUS SCITECH FUND

     SHAREHOLDER NAME AND ADDRESS                 CLASS        PERCENTAGE OWNED (%)
     ----------------------------                 -----        --------------------
Charles Schwab & Co., Inc.                       Class N               22.50%
Special Custody Account for Exclusive
  Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122

ABN AMRO Trust Services Co. Trustee              Class N               12.11%
Atlas Lift Trucks Rentals
161 N. Clark St. 10th Floor
Chicago, IL  60601

ABN AMRO Trust Services Co. Trustee              Class N                9.79%
Aradiant Corp. 401(k)
A/C 992967505
161 N. Clark St. 10th Floor
Chicago, IL  60601

                             ABN AMRO BALANCED FUND

     SHAREHOLDER NAME AND ADDRESS                 CLASS        PERCENTAGE OWNED (%)
     ----------------------------                 -----        --------------------
Stetson & Co.                                    Class N               26.53%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL  60601

Wells Fargo Bank Minnesota NA Cust.              Class N               16.40%
FBO Fidelity National Financial Inc.
401(k) PSP DTD 12/15/00
P.O. Box 1533
Minneapolis, MN  55480

Carn & Co. 02220601                              Class N               14.74%
ABN AMRO Group PS & Savings Plan
Attn:  Mutual Funds-Star
P.O. Box 96211
Washington, DC  20090-6211

State Street Bank and Trust Cust./Trustee        Class N                6.02%
For Various Retirement Plans
801 Pennsylvania
Kansas City, MO  64105

                    ABN AMRO/MONTAG & CALDWELL BALANCED FUND

     SHAREHOLDER NAME AND ADDRESS                 CLASS        PERCENTAGE OWNED (%)
     ----------------------------                 -----        --------------------
Stetson & Co.                                    Class N              6.85%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL  60601

                    ABN AMRO/MONTAG & CALDWELL BALANCED FUND

     SHAREHOLDER NAME AND ADDRESS                 CLASS        PERCENTAGE OWNED (%)
     ----------------------------                 -----        --------------------
Charles Schwab & Co., Inc.                       Class N              6.57%
Special Custody Acct. for Exclusive
   Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122


                         MONTAG & CALDWELL BALANCED FUND

     SHAREHOLDER NAME AND ADDRESS                 CLASS        PERCENTAGE OWNED (%)
     ----------------------------                 -----        --------------------
Wells Fargo Bank Minnesota NA Cust.              Class I               27.98%
FBO Pacificare Health Systems
401(k) Plan A/C #4300103020
510 Marquette Ave. South
Minneapolis, MN  55479

Wilmington Trust Co. Cust.                       Class I               20.04%
FBO Price Waterhouse Coopers, LLP
Empl - Partners Svgs A.C. #50084-7
c/o Mutual Funds
P.O. Box 8971
Wilmington, DE  19899-8971

Stetson & Co.                                    Class I               14.78%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL  60603

Wilmington Trust Co. Cust.                       Class I                9.96%
FBO Price Waterhouse Coopers, LLP
Emp. Ret. Ben. Accum. A.C. #50078-7
c/o Mutual Funds
P.O. Box 8971
Wilmington, DE  19899-8971

Branch Banking & Trust Co. Cust.                 Class I                9.02%
SE Regional-Montag & Caldwell
P.O. Box 2887
Wilson, NC  27894-2887

American Express Trust Company                   Class I                7.63%
FBO American Ex. Tr. Ret. Services Plans
U/A DTD 1/1/98
Attn:  Chris Hunt N10/996
P.O. Box 534
Minneapolis, MN  55440-0534

                       ABN AMRO INTERNATIONAL EQUITY FUND

     SHAREHOLDER NAME AND ADDRESS                 CLASS        PERCENTAGE OWNED (%)
     ----------------------------                 -----        --------------------
LaSalle National Bank as Trustee                 Class N              71.43%
Omnibus Account 00078H778
P.O. Box 1443
Chicago, IL  60690-1443

Stetson & Co.                                    Class N              11.62%
c/o The Chicago Trust Co.
171 N. Clark St. 10 RTR
Chicago, IL  60601

                               ABN AMRO BOND FUND

     SHAREHOLDER NAME AND ADDRESS                 CLASS        PERCENTAGE OWNED (%)
     ----------------------------                 -----        --------------------
Stetson & Co.                                    Class N              16.43%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL  60601

LaSalle National Bank as Trustee                 Class N              15.78%
Omnibus A/C 00078H109
P.O. Box 1443
Chicago, IL  60690-1443

Miter & Co.                                      Class N               8.76%
M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI  53201-2977

Charles Schwab & Co., Inc.                       Class N               5.50%
Special Custody Acct. for Exclusive
  of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122

The Chicago Trust Co. of California              Class N               6.18%
Omnibus Cash Sweep Account
P.O. Box 121589
San Diego, CA  92112-1589

LaSalle National Bank as Trustee                 Class I              77.31%
Omnibus Account 00078H109
P.O. Box 1443
Chicago, IL  60690-1443

Carn & Co. 02220601                              Class I              10.61%
ABN AMRO Group PS & Savings Plan
Attn:  Mutual Funds-Star
P.O. Box 96011
Washington, DC 20090-6211

                               ABN AMRO BOND FUND

     SHAREHOLDER NAME AND ADDRESS                 CLASS        PERCENTAGE OWNED (%)
     ----------------------------                 -----        --------------------
Stetson & Co.                                    Class I               5.24%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL  60603

                       ABN AMRO INVESTMENT GRADE BOND FUND

     SHAREHOLDER NAME AND ADDRESS                 CLASS        PERCENTAGE OWNED (%)
     ----------------------------                 -----        --------------------
LaSalle National Bank NA, Trustee                Class I              88.72%
P.O. Box 1443
Chicago, IL  60690-1443

Fox and Co.                                      Class I               5.54%
A Partnership
P.O. Box 976
New York, NY 10268


                          ABN AMRO MUNICIPAL BOND FUND

     SHAREHOLDER NAME AND ADDRESS                 CLASS        PERCENTAGE OWNED (%)
     ----------------------------                 -----        --------------------
LaSalle National Bank as Trustee                 Class N               50.14%
Omnibus A/C 00078H505
P.O. Box 1443
Chicago, IL  60690-1443

Charles Schwab & Co., Inc.                       Class N                6.28%
Special Custody Acct. for Exclusive
   of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122

Davis & Company                                  Class N               19.86%
c/o Marshall & Ilsley Trust Co.
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI  53201-2977

                       ABN AMRO INVESTOR MONEY MARKET FUND

     SHAREHOLDER NAME AND ADDRESS                 CLASS        PERCENTAGE OWNED (%)
     ----------------------------                 -----        --------------------
Davis & Company                                  Class N             86.98%
c/o Marshall & Ilsley Trust Co.
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI  53201-2977

                      ABN AMRO GOVERNMENT MONEY MARKET FUND

     SHAREHOLDER NAME AND ADDRESS                 CLASS        PERCENTAGE OWNED (%)
     ----------------------------                 -----        --------------------
National Financial Services                      Class S              96.41%
For the Exclusive Benefit of
  our Customers
Attn:  Mutual Funds Dept. 5th Fl.
200 Liberty St. 1
World Financial Center
New York, NY  10281

LaSalle National Trust NA                        Class I              94.46%
Attn:  Mutual Funds Operations
P.O. Box 1443
Chicago, IL  60690-1443

Stetson & Co.                                    Class I               5.51%
c/o The Chicago Trust Co.
171 N Clark Street 10
Chicago, IL 60601

                           ABN AMRO MONEY MARKET FUND

     SHAREHOLDER NAME AND ADDRESS                 CLASS        PERCENTAGE OWNED (%)
     ----------------------------                 -----        --------------------
National Financial Services                      Class S              90.31%
Attn:  Mutual Funds Dept. 5th Fl.
200 Liberty St. 1 World Financial Center
New York, NY  10281
ABN AMRO Securities LLC                          Class S               8.73%
Attn:  Mario Defilipo
350 Park Ave. 3rd Fl.
New York, NY  10022

National Financial Services                      Class I              88.67%
For the Exclusive Benefit of our Customers
Attn:  Mutual Funds Dept. 5th Fl.
200 Liberty St. 1 World Financial Center
New York, NY  10281

Susan A Harnish                                  Class I               5.56%
13658 Beloit Road
Caledonia, IL 61011-9735

                      ABN AMRO TAX-EXEMPT MONEY MARKET FUND

     SHAREHOLDER NAME AND ADDRESS                 CLASS        PERCENTAGE OWNED (%)
     ----------------------------                 -----        --------------------
National Financial Services                      Class S               77.46%
Attn:  Mutual Funds Dept. 5th Fl.
200 Liberty St. 1
World Financial Center
New York, NY  10281

ABN AMRO Securities LLC                          Class S               19.98%
Attn:  Mario Defilipo
350 Park Ave. 3rd Fl.
New York, NY  10022

                      ABN AMRO TAX-EXEMPT MONEY MARKET FUND

     SHAREHOLDER NAME AND ADDRESS                 CLASS        PERCENTAGE OWNED (%)
     ----------------------------                 -----        --------------------
LaSalle National Trust NA                        Class I             99.98%
Attn:  Mutual Funds Operations
P.O. Box 1443
Chicago, IL  60690-1443

                       ABN AMRO TREASURY MONEY MARKET FUND

     SHAREHOLDER NAME AND ADDRESS                 CLASS        PERCENTAGE OWNED (%)
     ----------------------------                 -----        --------------------
ABN AMRO Securities LLC                          Class S              69.37%
Attn:  Mario Defilipo
350 Park Ave. 3rd Fl.
New York, NY  10022

National Financial Services                      Class S              30.12%
For the Exclusive Benefit
  of our Customers
Attn:  Mutual Funds Department, 5th Fl.
200 Liberty Street
1 World Financial Center
New York, NY  10281

LaSalle National Bank                            Class I              98.64%
Attn:  Mutual Funds Operations
Omnibus Account
P.O. Box 1443
Chicago, IL  60690-1443

                 ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND
     SHAREHOLDER NAME AND ADDRESS                 CLASS        PERCENTAGE OWNED (%)
     ----------------------------                 -----        --------------------
LaSalle National Trust NA                        Class Y               71.45%
Attn:  Mutual Funds Operations
P.O. Box 1443
Chicago, IL  60690-1443

LaSalle National Trust NA                        Class YS              64.86%
Attn:  Mutual Funds Operations
P.O. Box 1443
Chicago, IL  60690-1443

                     INVESTMENT ADVISORY AND OTHER SERVICES

         THE INVESTMENT ADVISERS

         The advisory services provided by the Investment Adviser of each Fund and the fees received by it for such services are described in the Prospectus.

         On May 11, 2001, Chicago Capital Management, Inc. ("CCM") replaced Chicago Trust as Investment Adviser to ABN AMRO Growth Fund, ABN AMRO Mid Cap Fund, ABN AMRO Balanced Fund, ABN AMRO Bond Fund, ABN AMRO Municipal Bond Fund and ABN AMRO Investor Money

Market Fund. CCM is also the Investment Adviser for ABN AMRO Investment Grade Bond Fund. CCM is a member of the ABN AMRO group of companies and is located at 161 North Clark Street, Chicago, Illinois 60601.

         CCM has entered into Expense Limitation Agreements with the Trust for ABN AMRO Mid Cap Fund - Class N, ABN AMRO Investment Grade Bond Fund - Class I, ABN AMRO Bond Fund - Class N and ABN AMRO Bond Fund - Class I, through February 29, 2004, whereby it has agreed to reimburse the class of the Fund to the extent necessary to maintain total annual operating expenses at 1.40%, 0.64%, 0.74% and 0.49% of net assets, respectively.. CCM may from time to time voluntarily waive a portion of its advisory fees with respect to ABN AMRO Municipal Bond Fund and/or reimburse a portion of the Fund's expenses.

         Montag & Caldwell, Inc. ("Montag & Caldwell") is the Investment Adviser for ABN AMRO/Montag & Caldwell Growth Fund and ABN AMRO/Montag & Caldwell Balanced Fund. Montag & Caldwell is a member of the ABN AMRO group of companies and is located at 3455 Peachtree Street NE, Suite 1200, Atlanta, Georgia 30326. Montag & Caldwell may from time to time voluntarily waive a portion of its advisory fees with respect to the Funds and/or reimburse a portion of the Funds' expenses.

         Veredus Asset Management LLC ("Veredus") is the Investment Adviser for ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO/Veredus Select Growth Fund and ABN AMRO/Veredus SciTech Fund. Veredus is a member of the ABN AMRO group of companies and is located at One Paragon Center, 6060 Dutchmans Lane, Louisville, KY 40205. Veredus has entered into an Expense Limitation Agreement with the Trust through February 29, 2004, whereby it has agreed to reimburse ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO/Veredus Select Growth Fund and ABN AMRO/Veredus SciTech Fund to the extent necessary to maintain total annual operating expenses at 1.49% for Class N shares (1.24% for Class I), 1.30 % and 1.60% of net assets, respectively.

         TAMRO Capital Partners LLC ("TAMRO") is the Investment Adviser for ABN AMRO/TAMRO Large Cap Value Fund and ABN AMRO/TAMRO Small Cap Fund. TAMRO is a member of the ABN AMRO group of companies and is located at 1660 Duke Street, Alexandria, VA 22314. TAMRO has entered into an Expense Limitation Agreement with the Trust through February 29, 2004 whereby it has agreed to reimburse the Funds to the extent necessary to maintain total annual operating expenses at 1.20% and 1.30% of net assets, respectively.

         ABN AMRO Asset Management (USA) LLC, 161 North Clark Street, Chicago, Illinois 60601, is the Investment Adviser to ABN AMRO Value Fund, ABN AMRO Real Estate Fund, ABN AMRO International Equity Fund, ABN AMRO Government Money Market Fund, ABN AMRO Institutional Treasury Money Market Fund, ABN AMRO Institutional Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund, ABN AMRO Treasury Money Market Fund, ABN AMRO Institutional Prime Money Market Fund, ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund, and ABN AMRO Global Emerging Markets Fund. ABN AMRO Asset Management (USA) LLC is a direct, wholly-owned subsidiary of ABN AMRO Capital Markets Holding, Inc. The Administrator and ABN AMRO Asset Management (USA) LLC are affiliated and under the common control of ABN AMRO Holding N.V.

         ABN AMRO Asset Management (USA) LLC has entered into an Expense Limitation Agreement with the Trust, through February 29, 2004, for the following Funds:

FUND                                                CLASS I      CLASS S      CLASS N      CLASS Y      CLASS YS
----                                                -------      -------      -------      -------      --------
ABN AMRO Value Fund..........................         --           --          0.94%         --           --
ABN AMRO Real Estate Fund....................         --           --          1.37%         --           --
ABN AMRO International Equity Fund...........         --           --          1.41%         --           --
ABN AMRO Global Emerging Markets Fund........         --           --          1.95%         --           --
ABN AMRO Treasury Money Market Fund..........        0.36%        0.61%          --          --           --
ABN AMRO Government Money Market Fund........        0.31%        0.63%          --          --           --
ABN AMRO Money Market Fund...................        0.37%        0.73%          --          --           --
ABN AMRO Tax-Exempt Money Market Fund........        0.33%        0.58%          --          --           --
ABN AMRO Institutional Prime Money Market
   Fund......................................         --           --            --         0.20%*       0.45%*

------------------
*        In effect until September 30, 2003.


         Effective at the close of the reorganization (which occurred on June 15, 2002) and pursuant to an Agreement and Plan of Reorganization dated June 7, 2002, ABN AMRO Asset Management (USA) LLC with respect to ABN AMRO Select Small Cap Fund and ABN AMRO Equity Plus Fund, and Chicago Capital Management, Inc. with respect to ABN AMRO Investment Grade Bond Fund, will limit expenses equal to the total net operating expenses of the acquired fund immediately before the reorganization as shown for four calendar quarters following the reorganization for the following funds:

            FUND                          CLASS I     CLASS N
            ----                          -------     -------
ABN AMRO Select Small Cap
   Fund...............................       --        1.03%
ABN AMRO Equity Plus
   Fund...............................     0.51%         --
ABN AMRO Investment Grade Bond
   Fund...............................     0.64%*        --

-------------
*  Extended through February 29, 2004.

         Pursuant to an investment advisory agreement between each Fund and its Investment Adviser, currently each Fund pays its Investment Adviser a fee, payable monthly, at the annual rate shown below:

                                                     GROSS ADVISORY FEE
               FUND                         (AS A % OF AVERAGE DAILY NET ASSETS)
               ----                         ------------------------------------
ABN AMRO Growth                                           0.70%
ABN AMRO/Montag & Caldwell Growth                         0.67%*
ABN AMRO/Veredus Select Growth                            0.80%
ABN AMRO/TAMRO Large Cap Value                            0.80%
ABN AMRO Value                                            0.80%
ABN AMRO Mid Cap                                          0.80%
ABN AMRO/TAMRO Small Cap                                  0.90%
ABN AMRO/Veredus Aggressive Growth                        1.00%
ABN AMRO/Real Estate                                      1.00%
ABN AMRO/Veredus SciTech                                  1.00%
ABN AMRO Balanced                                         0.70%
ABN AMRO/Montag & Caldwell Balanced                       0.75%
ABN AMRO International Equity                             1.00%
ABN AMRO Bond                                             0.55%
ABN AMRO Municipal Bond                                   0.60%
ABN AMRO Investor Money Market                            0.40%
ABN AMRO Government Money Market                          0.20%
ABN AMRO Institutional Prime Money Market                 0.10%
ABN AMRO Money Market                                     0.35%
ABN AMRO Tax-Exempt Money Market                          0.35%
ABN AMRO Treasury Money Market                            0.35%
ABN AMRO Investment Grade Bond                            0.70%
ABN AMRO Select Small Cap                                 0.50%
ABN AMRO Equity Plus                                      0.40%
ABN AMRO Global Emerging Markets                          1.25%

--------------------
* For the services to be rendered by the Investment Adviser, the Fund shall pay to the Investment Adviser within five business days after the end of each calendar month a monthly fee of one-twelfth of 0.80% for the first $800 million and 0.60% over $800 million of the Fund's average daily net assets for that month.

         The investment advisory fees earned and waived by the Investment Advisers for each Fund for the last three fiscal years, as well as any fees waived or expenses reimbursed, are set forth below.

FISCAL YEAR ENDED OCTOBER 31, 2002

                                                   GROSS ADVISORY
                                                   FEES EARNED BY        WAIVED FEES AND      NET ADVISORY FEES
                     FUND*                            ADVISERS         REIMBURSED EXPENSES    AFTER FEE WAIVERS
                     -----                         --------------      -------------------    -----------------
ABN AMRO Growth Fund........................         $4,666,534             $      --             $4,666,534
ABN AMRO/Montag & Caldwell Growth Fund......         14,490,109                    --             14,490,109
ABN AMRO/TAMRO Large Cap Value Fund.........             75,354                55,406                 19,948
ABN AMRO Value Fund.........................            933,732               273,280                660,452
ABN AMRO Mid Cap Fund.......................            561,835                53,356                508,479
ABN AMRO/TAMRO Small Cap Fund...............            265,226                64,965                200,261
ABN AMRO/Veredus Aggressive Growth Fund.....          4,051,747               318,442              3,733,305
ABN AMRO/Montag & Caldwell Balanced Fund....          1,990,824                    --              1,990,824
ABN AMRO Balanced Fund......................          2,320,072                    --              2,320,072
ABN AMRO International Equity Fund..........            357,269                94,471                262,798
ABN AMRO Real Estate Fund...................            179,518                55,925                123,593
ABN AMRO/Veredus SciTech Fund...............             29,370                64,640                (35,270)
ABN AMRO Bond Fund..........................          2,497,406               825,310              1,672,096
ABN AMRO Municipal Bond Fund................            303,227               154,478                148,749
ABN AMRO Investor Money Market Fund.........          1,414,487                    --              1,414,487
ABN AMRO Money Market Fund..................            569,815               203,279                366,536
ABN AMRO Government Money Market Fund.......          1,050,289                    --              1,050,289
ABN AMRO Treasury Money Market Fund.........          1,116,630               329,854                786,776
ABN AMRO Tax-Exempt Money Market Fund.......          1,538,231               540,479                997,752
ABN AMRO Institutional Prime Money Market
   Fund.....................................          1,973,438                    --              1,973,438
ABN AMRO/Veredus Select Growth Fund**.......             15,673                42,121                (26,448)
ABN AMRO Equity Plus Fund***................            291,248                93,359                197,889
ABN AMRO Select Small Cap Fund***...........             82,587                 1,691                 80,896
ABN AMRO Investment Grade Bond Fund***......            227,678               132,795                 94,883

------------------
* As of the date of this Statement of Additional Information, ABN AMRO Global Emerging Markets Fund, ABN AMRO Institutional Government Money Market Fund, and ABN AMRO Institutional Treasury Money Market Fund have not yet commenced operations.

**       ABN AMRO/Veredus Select Growth Fund commenced operations on December
         31, 2001.

***      Reflects fees paid for the six-month period ended October 31, 2002.

FISCAL YEAR ENDED OCTOBER 31, 2001

                                                   GROSS ADVISORY
                                                   FEES EARNED BY        WAIVED FEES AND       NET ADVISORY FEES
                     FUND                             ADVISERS         REIMBURSED EXPENSES     AFTER FEE WAIVERS
                     ----                          --------------      -------------------     -----------------
ABN AMRO Growth Fund........................        $ 3,899,474             $      --            $ 3,899,474
ABN AMRO/Montag & Caldwell Growth Fund......         14,870,628                    --             14,870,628
ABN AMRO/TAMRO Large Cap Value Fund.........             23,249                63,184                (39,935)
ABN AMRO Value Fund*........................            910,487                13,882                896,605
ABN AMRO Mid Cap Fund.......................            277,578                41,612                235,966
ABN AMRO/TAMRO Small Cap Fund...............             13,384                61,811                (48,427)
ABN AMRO/Veredus Aggressive Growth Fund.....          2,393,687               106,965              2,286,722
ABN AMRO/Montag & Caldwell Balanced Fund....          2,412,608                    --              2,412,608
ABN AMRO Balanced Fund......................          2,125,058                    --              2,125,058
ABN AMRO International Equity Fund*.........            884,389                 7,574                876,815
ABN AMRO Real Estate Fund*..................            149,343                45,865                103,478
ABN AMRO/Veredus SciTech Fund...............             25,456                60,594                (35,138)
ABN AMRO Bond Fund..........................          1,253,858               466,964                786,894
ABN AMRO Municipal Bond Fund................            152,358               210,315                (57,957)
ABN AMRO Investor Money Market Fund.........          1,662,270                    --              1,662,270
ABN AMRO Money Market Fund*.................            549,407               230,524                318,883
ABN AMRO Government Money Market Fund*......          1,117,664                 5,498              1,112,166
ABN AMRO Treasury Money Market Fund*........            725,008               301,049                423,959
ABN AMRO Tax-Exempt Money Market Fund*......          1,377,708               577,243                800,465
ABN AMRO Institutional Prime Money Market
   Fund*....................................          1,619,732                    --              1,619,732

------------------
*        Fees for the former ABN AMRO Funds are for the 10 months ended
         October 31, 2001.

FISCAL YEAR ENDED OCTOBER 31, 2000

                                                   GROSS ADVISORY
                                                   FEES EARNED BY        WAIVED FEES AND      NET ADVISORY FEES
                      FUND                            ADVISERS         REIMBURSED EXPENSES    AFTER FEE WAIVERS
                     ----                          --------------      -------------------     -----------------
ABN AMRO/Montag & Caldwell Growth Fund.......       $20,110,532               $    --               $20,110,532
ABN AMRO Growth Fund.........................         3,822,871                    --                 3,822,871
ABN AMRO Mid Cap Fund........................           175,902                39,493                   136,409
ABN AMRO/Veredus Aggressive Growth Fund......         1,478,512                91,005                 1,387,507
ABN AMRO/Veredus SciTech Fund*...............             8,668                40,452                   (31,784)
ABN AMRO/Montag & Caldwell Balanced Fund.....         2,441,000                    --                 2,441,000
ABN AMRO Balanced Fund.......................         2,139,983                    --                 2,139,983
ABN AMRO Bond Fund...........................           773,197               267,750                   505,447
ABN AMRO Municipal Bond Fund.................           100,946               179,242                   (78,296)
ABN AMRO Investor Money Market Fund..........         1,573,389                    --                 1,573,389

------------------
*        ABN AMRO/Veredus SciTech Fund commenced operations on June 30, 2000.

         For the fiscal year ended December 31, 2000, the Funds set forth below paid the following advisory fees:

                                                   NET FEES PAID    FEES WAIVED
                                                   -------------    -----------
                      FUND                             2000            2000
                      ----                         -------------    -----------
ABN AMRO Money Market Fund...................       $1,522,042      $1,141,531
ABN AMRO Government Money Market Fund........        1,194,973              --
ABN AMRO Treasury Money Market Fund..........        1,346,183         403,855
ABN AMRO Tax-Exempt Money Market Fund........          977,206         732,904
ABN AMRO Value Fund..........................        1,114,717              --
ABN AMRO International Equity Fund...........        2,032,331              --
ABN AMRO Real Estate Fund....................          100,481          43,064
ABN AMRO Institutional Prime Money Market
   Fund......................................          812,251              --

         For the fiscal years April 30, 2000, April 30, 2001 and April 30, 2002, the Funds set forth below paid the following advisory fees:

                                                           NET FEES PAID                     FEES WAIVED
                                                -------------------------------    --------------------------------
                    FUND*                         2000        2001        2002      2000        2001        2002
                    -----                       --------   --------    --------    ------      --------    --------
ABN AMRO Select Small Cap Fund............      $169,653   $197,788    $192,126    $     --    $  3,051    $  4,835
ABN AMRO Equity Plus Fund.................       945,373    957,999     652,988     315,124     319,332     281,760
ABN AMRO Investment Grade Bond Fund              334,752    284,223     261,972     401,702     426,354     392,958

* Independence One Mutual Funds, a Massachusetts business trust, was acquired by the Trust. Trust Class shareholders of Independence One Fixed Income Fund and Class A and Class B shareholders of Independence One U.S. Government Securities Fund received Class I shares of ABN AMRO Investment Grade Bond Fund. Class A shareholders of Independence One Small Cap Fund received Class N shares of ABN AMRO Select Small Cap Fund. Trust Class, Class A and Class B shareholders of Independence One Equity Plus Fund received Class I shares of ABN AMRO Equity Plus Fund. Advisory fees paid by Independence One Mutual Funds for fiscal years April 30, 2000, 2001 and 2002 were paid to Independence One Capital Management Corporation.

         Under the Investment Advisory Agreements, the Investment Adviser of each Fund is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

         Each Investment Advisory Agreement is terminable with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Investment Adviser. An Investment Adviser may also terminate its advisory relationship with respect to a Fund on 60 days' written notice to the Trust. Each Investment Advisory Agreement terminates automatically in the event of its assignment.

         Under each Investment Advisory Agreement, the Fund pays the following expenses: (1) the fees and expenses of the Trust's Independent Trustees, (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with the Investment Adviser, (3) interest expenses, (4) taxes and governmental fees, (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities, (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions, (7) accounting and legal costs, (8) insurance premiums, (9) fees and expenses of the Trust's Custodians, Administrator, Sub-Administrator and Transfer Agent and any related services, (10) expenses of obtaining quotations of the Funds' portfolio securities and of pricing the Funds' shares, (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings,

(12) expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses and (13) fees and expenses of membership in industry organizations.

         Prior to February 1, 2001, Alleghany Corporation was the parent company of Alleghany Asset Management, Inc., which was the parent company of the Investment Advisers. On October 18, 2000 ABN AMRO Bank N.V. and Alleghany Corporation announced that ABN AMRO had agreed to acquire Alleghany Asset Management, Inc., the parent company to the Investment Advisers. The transaction closed on February 1, 2001. The transaction constituted an assignment of the Funds' investment advisory agreements and sub-investment advisory agreements, which were approved by the Board of Trustees on November 21, 2000. The shareholders of the Trust approved the advisory and sub-advisory agreement at a meeting of shareholders held on January 17, 2001.

THE SUB-ADVISERS

         Talon Asset Management, Inc. ("Talon") provides sub-investment advisory services for ABN AMRO Mid Cap Fund pursuant to a Sub-Advisory Agreement. Talon is located at One North Franklin, Chicago, IL 60601. For the services it provides, Talon receives a fee from Chicago Capital Management as described herein. Effective February 17, 2003, for months in which the Fund's average daily net assets are $18 million or less, the Sub-Adviser shall not receive a fee. For all other months, the Investment Adviser will pay the Sub-Adviser a fee equal to 68.75% of the management fee that the Investment Adviser receives, net of any expense reimbursement, on all assets held in the Fund other than those assets with record-keeping services being performed by ABN AMRO Trust Services. The Investment Adviser will pay the Sub-Adviser a fee equal to the management fee, net of any expense reimbursement, less 0.39% annually of the Fund's average net assets on which record-keeping services are performed by ABN AMRO Trust Services. Prior to February 17, 2003, Talon received a fee from the Investment Adviser equal to 68.75% of the advisory fee of 0.80% on average daily net assets greater than $18 million and no fee on average daily net assets less than $18 million. For the past three fiscal years, Talon received the following fees:

    YEAR ENDED 10/31          FEE RECEIVED
    ----------------          ------------
          2000                   $  87,936
          2001                     162,227
          2002                     349,580

         ABN AMRO Asset Management (USA) LLC ("AAAM"), on behalf of the Trust, has entered into sub-advisory agreements with MFS Institutional Advisors, Inc. ("MFS") on behalf of ABN AMRO Value Fund, and thinkorswim Advisors, Inc. ("thinkorswim"), formerly Sosnoff Sheridan Weiser Corporation, on behalf of ABN AMRO Select Small Cap Fund and ABN AMRO Equity Plus Fund. MFS is a Delaware corporation with offices at 500 Boylston Street, Boston, Massachusetts 02116. MFS is an 81.8%-owned subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., 500 Boylston Street, Boston, Massachusetts 02116, which is in turn a wholly owned subsidiary of Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc., One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc. is a wholly owned subsidiary of Sun Life Assurance Company of Canada, 150 King Street West, 14th Floor, Toronto, Canada M5H 1J9, which in turn is a wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. at the same address.

         thinkorswim is located at 3304 N. Lincoln Ave., Chicago, Illinois 60657. thinkorswim is controlled by Tom Sosnoff, its Director and President, and Scott Sheridan, its Director, Executive Vice-President and Secretary.

         Under each Sub-Advisory Agreement, the Sub-Adviser manages the Fund, selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the Board of Trustees of the Trust and the Investment Adviser. In addition, except as may otherwise be prohibited by law or regulation, the Sub-Adviser may, in its discretion and from time to time, waive a portion of its fee.

         For services provided and expenses incurred pursuant to its Sub-Advisory Agreement, MFS is entitled to receive a fee from the Investment Adviser equal to 0.40 of 1% per annum on the first $250 million of the Fund's average daily net assets; 0.35 of 1% per annum on the next $250 million of the Fund's average daily net assets; and 0.325 of 1% per annum on the Fund's average daily net assets over $500 million.

         For services provided and expenses incurred pursuant to the Sub-Advisory Agreement, thinkorswim is entitled to receive an annual fee at the rate of 0.035% and 0.05% based on the average daily value of the net assets in ABN AMRO Equity Plus Fund and ABN AMRO Select Small Cap Fund, respectively.

         For the fiscal year ended December 31, 2000, ten months ended October 31, 2001, and fiscal year ended October 31, 2002, AAAM paid the following sub-advisory fees:

                                                   2000                     2001                    2002
                                           --------------------     -------------------    ---------------------
                                           NET FEES    NET FEES     NET FEES      FEES      NET FEES       FEES
                  FUND                       PAID       WAIVED        PAID       WAIVED       PAID        WAIVED
                  ----                     --------    --------     --------     ------     --------      ------
ABN AMRO Value Fund...................     $537,689    $     --     $439,982     $   --     $465,109      $   --

         For the fiscal years ended April 30, 2000, April 30, 2001 and April 30, 2002, the Investment Adviser paid the following sub-advisory fees:

                                                   2000                     2001                    2002
                                           --------------------     -------------------    ---------------------
                                           NET FEES    NET FEES     NET FEES      FEES      NET FEES       FEES
                  FUND                       PAID       WAIVED        PAID       WAIVED       PAID        WAIVED
                  ----                     --------    --------     --------     ------     --------      ------
ABN AMRO Select Small Cap Fund........     $ 16,506    $     --     $ 19,641     $   --     $ 19,110      $   --
ABN AMRO Equity Plus Fund.............      107,603          --       95,937         --       55,048          --

------------------
* Independence One Mutual Funds, a Massachusetts business trust, was acquired by the Trust. Pursuant to the reorganization, Class A shareholders of Independence One Small Cap Fund received Class N shares of ABN AMRO Select Small Cap Fund and Trust Class, Class A and Class B shareholders of Independence One Equity Plus Fund received Class I shares of ABN AMRO Equity Plus Fund.

** For the period May 1, 2002 through June 16, 2002, AAAM paid sub-advisory fees in the amount of $2,219 on behalf of ABN AMRO Select Small Cap Fund and $5,104 on behalf of ABN AMRO Equity Plus Fund.

THE ADMINISTRATOR

         As Administrator, ABN AMRO Investment Fund Services, Inc. ("AAIFS"), formerly known as Alleghany Investment Services, 161 North Clark Street, Chicago, Illinois 60601, provides certain administrative services to the Trust pursuant to an Administration Agreement. PFPC Inc., 4400 Computer Drive, Westborough, MA 01581, provides certain administrative services for the Funds and AAIFS pursuant to a Sub-Administration and Accounting Services Agreement. The Investment Advises to each Fund may pay certain fees to service providers at their own expense.

         Under the Administration Agreement, the Administrator is responsible for: (1) coordinating with the Custodians and Transfer Agent and monitoring the services they provide to the Funds, (2) coordinating with and monitoring any other third parties furnishing services to the Funds, (3) providing the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions, (4) supervising the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law, (5) preparing or supervising the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law, (6) preparing and, after approval by the Funds, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law, (7) preparing and, after approval by the Trust, arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law, (8) reviewing and submitting to the officers of the Trust for their approval invoices or other requests for payment of the Funds' expenses and instructing the Custodians to issue checks in payment thereof and (9) taking such other action with respect to the Trust or the Funds as may be necessary in the opinion of the Administrator to perform its duties under the Agreement.

         As compensation for services performed under the Administration Agreement, the Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust. The Administrator also receives custody liaison fees as set forth in the table below.

ADMINISTRATION FEES

   PERCENTAGE            AVERAGE DAILY NET ASSETS (AGGREGATE)
   ----------            ------------------------------------
     0.06%                         Up to $2 billion
     0.05%       At least $2 billion but not more than $12.5 billion
     0.045%                       Over $12.5 billion


CUSTODY LIAISON FEES

       FEE               AVERAGE DAILY NET ASSETS (EACH FUND)
       ---               ------------------------------------
     $10,000                      Up to $100 million
     $15,000     At least $100 million but not more than $500 million
     $20,000                      Over $500 million

         The following are the total fees paid to the Administrator by each Fund for the three most recent fiscal years:

                                                            ADMINISTRATIVE FEES
                           FUND*                            FYE OCTOBER 31, 2002
                           -----                            --------------------
ABN AMRO Growth Fund.....................................       $  352,219
ABN AMRO/Montag & Caldwell Growth Fund...................        1,128,264
ABN AMRO/TAMRO Large Cap Value Fund......................            7,749
ABN AMRO Value Fund......................................           66,544
ABN AMRO Mid Cap Fund....................................           38,582
ABN AMRO/TAMRO Small Cap Fund............................           20,940
ABN AMRO/Veredus Aggressive Growth Fund..................          215,193
ABN AMRO/Montag & Caldwell Balanced Fund.................          145,157
ABN AMRO Balanced Fund...................................          188,150
ABN AMRO International Equity Fund.......................           32,875
ABN AMRO Real Estate Fund................................           11,046
ABN AMRO/Veredus SciTech Fund............................            3,556
ABN AMRO Bond Fund.......................................          254,891
ABN AMRO Municipal Bond Fund.............................           34,683
ABN AMRO/Investor Money Market Fund......................          186,537
ABN AMRO Money Market Fund...............................           86,061
ABN AMRO Government Money Market Fund....................          276,266
ABN AMRO Treasury Money Market Fund......................          170,992
ABN AMRO Tax-Exempt Money Market Fund....................          232,551
ABN AMRO Institutional Prime Money Market Fund...........        1,042,683
ABN AMRO/Veredus Select Growth Fund**....................            2,707
ABN AMRO Equity Plus Fund***.............................           64,852
ABN AMRO Select Small Cap Fund***........................           20,009
ABN AMRO Investment Grade Bond Fund***...................           32,012

------------------

* As of the date of this Statement of Additional Information, ABN AMRO Global Emerging Markets Fund, ABN AMRO Institutional Government Money Market Fund, and ABN AMRO Institutional Treasury Money Market Fund have not yet commenced operations.

**       ABN AMRO/Veredus Select Growth Fund commenced operations on
         December 31, 2001.

***      Reflects fees paid for the six-month period ended October 31, 2002.

                                                             NET ADMINISTRATIVE FEES
                           FUND                                FYE OCTOBER 31, 2001         WAIVERS
                           ----                              ------------------------       -------
AABN AMRO Growth Fund...................................            $   304,320            $     --
AABN AMRO/Montag & Caldwell Growth Fund.................              1,202,373                  --
AABN AMRO/TAMRO Large Cap Value Fund*...................                  4,355                  --
AABN AMRO Value Fund**..................................                193,225                  --
AABN AMRO Mid Cap Fund..................................                 20,756                  --
AABN AMRO/TAMRO Small Cap Fund*.........................                  3,582                  --
AABN AMRO/Veredus Aggressive Growth Fund................                132,652                  --
AABN AMRO/Montag & Caldwell Balanced Fund...............                181,108                  --
AABN AMRO Balanced Fund.................................                183,993                  --
AABN AMRO International Equity Fund**...................                160,409                  --
AABN AMRO Real Estate Fund**............................                 38,519                  --
AABN AMRO/Veredus SciTech Fund..........................                  2,841                  --
AABN AMRO Bond Fund.....................................                149,576                  --
AABN AMRO Municipal Bond Fund...........................                 24,883                  --
AABN AMRO/Investor Money Market Fund....................                226,816                  --
AABN AMRO Money Market Fund**...........................                135,082             112,415
AABN AMRO Government Money Market Fund**................                407,885             396,845
AABN AMRO Treasury Money Market Fund**..................                168,314             145,849
AABN AMRO Tax-Exempt Money Market Fund**................                296,555             279,696
AABN AMRO Institutional Prime Money Market Fund**.......                813,845                  --

------------------
*        TAMRO Funds commenced operations on November 30, 2000.

**       Fees for former ABN AMRO Funds are for the 10 months ended
         October 31, 2001.

                                                                ADMINISTRATIVE FEES
                               FUND                             FYE OCTOBER 31, 2000
                               ----                             --------------------
ABN AMRO/Montag & Caldwell Growth Fund...................             $1,672,936
ABN AMRO Growth Fund.....................................                297,648
ABN AMRO Mid Cap Fund....................................                 13,738
ABN AMRO/TAMRO Large Cap Value Fund*.....................                 N/A
ABN AMRO/TAMRO Small Cap Fund*...........................                 N/A
ABN AMRO/Veredus Aggressive Growth Fund..................                 82,947
ABN AMRO/Veredus SciTech Fund**..........................                    860
ABN AMRO/Montag & Caldwell Balanced Fund.................                183,095
ABN AMRO Balanced Fund...................................                178,014
ABN AMRO Bond Fund.......................................                 85,456
ABN AMRO Municipal Bond Fund.............................                 15,895
ABN AMRO Investor Money Market Fund......................                213,556

------------------
*       TAMRO Funds commenced operations on November 30, 2000.

**      ABN AMRO/Veredus SciTech Fund commenced operations on June 30, 2000.


                                                             NET ADMINISTRATIVE FEES
                           FUND                               FYE DECEMBER 31, 2000       WAIVERS
                           ----                              -----------------------      -------
ABN AMRO Value Fund.....................................               $253,521           $     --
ABN AMRO International Equity Fund......................                352,751                 --
ABN AMRO Real Estate Fund...............................                 36,115              2,076
ABN AMRO Treasury Money Market Fund.....................                226,187            215,389
ABN AMRO Government Money Market Fund...................                456,427            477,989
ABN AMRO Money Market Fund..............................                571,318            608,817
ABN AMRO Tax-Exempt Money Market Fund...................                381,145            390,884
ABN AMRO Institutional Prime Money Market Fund..........                405,980                925

                                                                              ADMINISTRATIVE FEES
                                                                -----------------------------------------------
                                                                    FYE               FYE                FYE
                           FUND                                APRIL 30, 2000    APRIL 30, 2001       APRIL 30,
                           ----                                --------------    --------------       ---------
ABN AMRO Select Small Cap Fund............................        $  33,688         $  39,558         $  50,000
ABN AMRO Equity Plus Fund.................................          312,859           314,441           255,752
ABN AMRO Investment Grade Bond Fund.......................           88,640            93,323            96,141

------------------
* Independence One Mutual Funds, a Massachusetts business trust, was acquired by the Trust. Trust class shareholders of Independence One Fixed Income Fund and Class A and Class B shareholders of Independence One U.S. Government Securities Fund received Class I shares of ABN AMRO Investment Grade Bond Fund. Class A shareholders of Independence One Small Cap Fund received Class N shares of ABN AMRO Select Small Cap Fund. Trust Class, Class A and Class B shareholders of Independence One Equity Plus Fund received Class I shares of ABN AMRO Equity Plus Fund. Administrative fees paid by Independence One Mutual Funds for fiscal years April 30, 2000, 2001 and 2002 were paid to Federated Administrative Services.

THE SUB-ADMINISTRATOR

         PFPC Inc. ("PFPC"), 4400 Computer Drive, Westborough, MA 01581, provides certain administrative services for the Funds and AAIFS pursuant to a Sub-Administration and Accounting Services Agreement. On December 1, 1999, PFPC Trust Company, a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of PNC Bank Corp., acquired all of the outstanding shares of First Data Investor Services Group, Inc., the Funds' sub-administrator and transfer agent. As a result, First Data Investor Services Group, Inc. changed its name to PFPC Inc. and continues to be located at 4400 Computer Drive, Westborough, Massachusetts 01581.

         As Sub-Administrator PFPC provides the Trust with sub-administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. Compensation for these services is paid under a Sub-Administrative and Accounting Services Agreement with the Administrator.

         As compensation for services performed under the Sub-Administration Agreement, the Sub-Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust.

SUB-ADMINISTRATION FEES

      PERCENTAGE                 AVERAGE DAILY NET ASSETS (AGGREGATE)
      ----------                 ------------------------------------
       0.045%                              Up to $2 billion
       0.040%              At least $2 billion but not more than $3 billion
       0.030%              At least $3 billion but not more than $8 billion
       0.025%             At least $8 billion but not more than $12 billion
       0.020%                              Over $12 billion

         The Sub-Administrator also receives custody liaison fees in the amount of $10,000 per Fund per year.

THE DISTRIBUTOR

         ABN AMRO Distribution Services (USA) Inc. (the "Distributor"), 760 Moore Road, King of Prussia, PA 19406, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated September 27, 2001. Prior to this, Provident Distributors, Inc., located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406, served as the Trust's principal underwriter and distributor of the Funds' shares. Effective January 2, 2001, PFPC Distributors, Inc., an affiliate of the Sub-Administrator and Transfer Agent, acquired Provident Distributors, Inc. and continues to be located at the above address.

         The Distribution Agreement shall continue for an initial one-year term and thereafter shall be renewed for successive one-year terms, provided such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or (ii) by a vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, provided that in either event the continuance is also approved by a majority of the Trustees who are not parties to this Agreement and who are not interested persons (as defined in the 1940 Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable without penalty, on at least 60 days' written notice, by the Trust's Board of Trustees, by vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, or by the Distributor. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

THE DISTRIBUTION PLAN

         The Board of Trustees of the Trust has adopted Plans of Distribution (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, which permit the Class N, Class C, Class R and Class S shares of each Fund, as applicable, with the exception of ABN AMRO Investor Money Market Fund, to pay certain expenses associated with the distribution of its shares. Under the Plans, each Fund may pay amounts not exceeding, on an annual basis, 0.25% of a Fund's average daily net assets for Class N and S shares, 0.75% of a Fund's average daily net assets for Class C Shares and 0.50% of a Fund's average daily net assets for Class R shares. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of shareholder services. The Plans for Class N and Class S shares are characterized as reimbursement plans and are directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses. The Plans for Class C and Class R shares are characterized as compensation plans and are not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may exceed its actual expenses.

         Rule 12b-1 regulates the circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plans must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust or the Distributor, as that term is defined in the 1940 Act ("Disinterested Trustees"). The Plans require that quarterly written reports of amounts spent under the Plans and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Plans may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding shares of that Fund. The Plans may be amended by vote of the Trust's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to a Fund (or class) requires the approval of that Fund's (or class's) shareholders. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Independent Trustees.

         To the Trust's knowledge, no interested person of the Trust, nor any of its Trustees who are not "interested persons," has a direct or indirect financial interest in the operation of the Plan. The Trust anticipates that each Fund will benefit from additional shareholders and assets as a result of implementation of the Plans.

         Amounts spent on behalf of each Fund pursuant to such Plans during the fiscal year ended October 31, 2002, are set forth below.

                                                                          12b-1 PLAN EXPENSES
                                                      ---------------------------------------------------------
                                                                                 COMPENSATION      COMPENSATION
                                                                  DISTRIBUTION    TO BROKER          TO SALES
               FUND - CLASS N SHARES*                 PRINTING     SERVICES        DEALERS           PERSONNEL
               ----------------------                 --------     --------        -------           ---------
ABN AMRO/Montag & Caldwell Growth Fund...........    $  4,278      $ 49,458       $1,594,546         $261,288
ABN AMRO Growth Fund.............................       4,363        41,990          890,675          251,325
ABN AMRO Mid Cap Fund............................         727        13,016           86,220           20,014
ABN AMRO/TAMRO Large Cap Value Fund..............         109         3,639              746            6,823
ABN AMRO Select Small Cap Fund...................           0         1,435           22,624            3,208
ABN AMRO/TAMRO Small Cap Fund....................       1,592         3,802           21,575           24,641
ABN AMRO/Veredus Aggressive Growth Fund..........       1,982        22,696          609,923          133,927
ABN AMRO/Veredus Select Growth Fund**............          93           978            1,022              390
ABN AMRO/Veredus SciTech Fund....................         100         1,754            1,530              230
ABN AMRO/Montag & Caldwell Balanced Fund.........       3,687        14,574          160,482           26,037
ABN AMRO Balanced Fund...........................      11,954        41,433          515,465           82,497
ABN AMRO Bond Fund...............................       1,787        20,869          446,925           73,573
ABN AMRO Value Fund..............................       1,269         8,695          233,632           16,728
ABN AMRO International Equity Fund...............       1,110         7,410           50,346            6,529
ABN AMRO Real Estate Fund........................         189         3,969           27,673            2,627


                                                                                  SERVICE
               FUND - CLASS N SHARES*                         MARKETING           PROVIDERS            TOTAL
               ----------------------                         ---------           ---------         ----------
ABN AMRO/Montag & Caldwell Growth Fund...........              $129,752              $25,396        $2,064,718
ABN AMRO Growth Fund.............................               185,171               37,326         1,410,850
ABN AMRO Mid Cap Fund............................                53,309                2,291           175,577
ABN AMRO/TAMRO Large Cap Value Fund..............                12,231                    0            23,548
ABN AMRO Select Small Cap Fund...................                 1,394                    0            28,661
ABN AMRO/TAMRO Small Cap Fund....................                22,064                    0            73,674
ABN AMRO/Veredus Aggressive Growth Fund..........               130,056                9,833           908,417
ABN AMRO/Veredus Select Growth Fund*........                      2,415                    0             4,898

                                                                                  SERVICE
               FUND - CLASS N SHARES*                         MARKETING           PROVIDERS            TOTAL
               ----------------------                         ---------           ---------         ----------
ABN AMRO/Veredus SciTech Fund....................                 3,728                    0             7,342
ABN AMRO/Montag & Caldwell Balanced Fund.........                41,538               17,454           263,772
ABN AMRO Balanced Fund...........................               125,267               51,980           828,596
ABN AMRO Bond Fund...............................               102,874               14,488           660,516
ABN AMRO Value Fund..............................                31,467                    0           291,791
ABN AMRO International Equity Fund...............                23,922                    0            89,317
ABN AMRO Real Estate Fund........................                10,421                    0            44,879

------------------
* ABN AMRO Global Emerging Markets Fund, ABN AMRO Institutional Government Money Market Fund, and ABN AMRO Institutional Treasury Money Market Fund have not yet commenced operations.

**       ABN AMRO/Veredus Select Growth Fund commenced operations on
         December 31, 2001.


                                                                          12b-1 PLAN EXPENSES
                                                       ----------------------------------------------------------
                                                                                   COMPENSATION      COMPENSATION
                                                                  DISTRIBUTION      TO BROKER          TO SALES
               FUND - CLASS S SHARES                  PRINTING     SERVICES          DEALERS           PERSONNEL
               ---------------------                  --------    ------------     ------------      ------------
ABN AMRO Treasury Money Market Fund..............      $  507       $ 8,854         $  54,276          $     3
ABN AMRO Government Money Market Fund............         816         8,274            92,415                2
ABN AMRO Money Market Fund.......................       3,055        13,297           378,760                1
ABN AMRO Tax-Exempt Money Market Fund............         241         6,799            45,307                0


                                                                                  SERVICE
               FUND - CLASS S SHARES                        MARKETING             PROVIDERS          TOTAL
               ---------------------                        ---------             ---------        --------
ABN AMRO Treasury Money Market Fund..............            $ 6,729                $   0          $ 70,369
ABN AMRO Government Money Market Fund............              7,415                    0           108,922
ABN AMRO Money Market Fund.......................              7,518                    0           402,631
ABN AMRO Tax-Exempt Money Market Fund............              7,049                    0            59,396

SHAREHOLDER SERVICING PLAN

         The Trust has adopted a shareholder servicing plan for the Class S, Class C and Class YS Shares of each Fund, as applicable (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Trust pays a fee of up to 0.25% of the average daily net assets of the Class S, Class C and Class YS Shares of the Funds. This fee is paid to the Distributor to perform, or to compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; subaccounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. The Distributor may voluntarily waive all or a portion of its shareholder servicing fee, and may discontinue its waiver at any time. The Funds paid shareholder servicing fees in the following amounts for the fiscal years ended October 31, 2001 and October 31, 2002.

FISCAL YEAR ENDING OCTOBER 31, 2002

                           FUND                               NET FEES
                           ----                               --------
ABN AMRO Money Market Fund                                    $144,335
ABN AMRO Government Money Market Fund                           34,068
ABN AMRO Treasury Money Market Fund                                 --
ABN AMRO Tax-Exempt Money Market Fund                               --
ABN AMRO Institutional Prime Money Market Fund                 244,964
ABN AMRO Growth Fund*                                               --

* Class C shares commenced operations on December 31, 2002.


10 MONTHS ENDING OCTOBER 31, 2001

                           FUND                               NET FEES
                           ----                               --------
ABN AMRO Money Market Fund                                    $141,705
ABN AMRO Government Money Market Fund                           27,971
ABN AMRO Treasury Money Market Fund                                 --
ABN AMRO Tax-Exempt Money Market Fund                               --
ABN AMRO Institutional Prime Money Market Fund                 176,137

* Fees for former ABN AMRO Funds are for 10 months ended October 31, 2001.

         It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers. Effective February 17, 2003, the Funds may pay third-party service providers up to 0.15% for certain "transfer agency" services they provide. A Fund may also pay $20 fee per account for underlying omnibus accounts when such Fund pays no other fee to the third-party service provider.

CUSTODIANS

         Deutsche Bank Trust Company Americas ("Deutsche Bank"), 130 Liberty Street, New York, New York 10006 serves as Custodian of the Trust's assets, pursuant to a Custodian Agreement, for the following Funds: ABN AMRO/Montag & Caldwell Growth Fund, ABN AMRO Growth Fund, ABN AMRO/TAMRO Large Cap Value Fund, ABN AMRO Mid Cap Fund, ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO/Veredus Select Growth Fund, ABN AMRO/TAMRO Small Cap Fund, ABN AMRO/Veredus SciTech Fund, ABN AMRO/Montag & Caldwell Balanced Fund, ABN AMRO Balanced Fund, ABN AMRO Bond Fund, ABN AMRO Municipal Bond Fund, ABN AMRO Investor Money Market Fund, ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund.

         J.P. Morgan Chase & Company ("J.P. Morgan Chase") 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245, serves as custodian of the Trust's assets, pursuant to a Custodian Agreement for ABN AMRO Value Fund, ABN AMRO International Equity Fund, ABN AMRO Global Emerging Markets Fund, ABN AMRO Real Estate Fund, ABN AMRO Treasury Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund and ABN AMRO Institutional Prime Money Market Fund.

         Under such Agreements, Deutsche Bank and J.P. Morgan Chase each: (i) maintain a separate account or accounts in the name of each Fund, (ii) hold and transfer portfolio securities on account of each Fund, (iii) accept receipts and make disbursements of money on behalf of each Fund, (iv) collect and receive all income and other payments and distributions on account of each Fund's securities and (v) make periodic reports to the Board of Trustees concerning each Fund's operations.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

         PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 serves as Transfer Agent and Dividend Paying Agent for the Trust.

COUNSEL AND AUDITORS

         Vedder, Price, Kaufman & Kammholz, with offices at 222 North LaSalle Street, Chicago, IL 60601, serves as counsel to the Trust.

         Ernst & Young, LLP, with offices at Sears Tower, 233 South Wacker Drive, Chicago, IL 60606, are the Trust's independent auditors.



                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

         The Investment Advisers or Sub-Advisers are responsible for decisions to buy and sell securities for the Funds, for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. In placing trades for a Fund, the Investment Advisers or Sub-Advisers will follow the Trust's policy of seeking best execution of orders. Securities traded in the over-the-counter market are generally traded on a net basis. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options.

         The Investment Advisers or Sub-Advisers attempt to obtain the best overall price and most favorable execution of transactions in portfolio securities. However, subject to policies established by the Board of Trustees of the Trust, a Fund may pay a broker-dealer a commission for effecting a portfolio transaction for a Fund in excess of the amount of commission another broker-dealer would have charged if the Investment Adviser or Sub-Advisers, as appropriate, determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition. Subject to the foregoing considerations, preference may be given in executing portfolio transactions for a Fund to brokers which have sold shares of that Fund.

         The Investment Advisers or Sub-Advisers effect portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through whom the Funds effect securities transactions may be used by the Investment Advisers or Sub-Advisers, as the case may be, in servicing all of their respective accounts; not all such services may be used in connection with the Funds. The Investment Advisers or Sub-Advisers will attempt to equitably allocate portfolio transactions among the Funds and others whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of the Investment Advisers or Sub-Advisers, however, the results of such procedures will generally be in the best interest of each of the clients.

         Amounts spent on behalf of each Fund for brokerage commissions during each of the last three fiscal years are set forth below.

                                                              BROKERAGE COMMISSIONS
                           FUND*                               FYE OCTOBER 31, 2002
                           -----                              ---------------------
ABN AMRO Growth Fund....................................            $  542,927
ABN AMRO/Montag & Caldwell Growth Fund..................             2,746,822
ABN AMRO/TAMRO Large Cap Value Fund.....................                49,514
ABN AMRO Value Fund.....................................               277,042
ABN AMRO Mid Cap Fund...................................               332,527
ABN AMRO/TAMRO Small Cap Fund...........................               274,445
ABN AMRO/Veredus Aggressive Growth Fund.................             2,936,536
ABN AMRO/Montag & Caldwell Balanced Fund................               188,055
ABN AMRO Balanced Fund..................................               110,265
ABN AMRO International Equity Fund......................               151,395
ABN AMRO Real Estate Fund...............................                26,045
ABN AMRO/Veredus SciTech Fund...........................                42,987
ABN AMRO Bond Fund......................................                   n/a
ABN AMRO Municipal Bond Fund............................                   n/a
ABN AMRO Investor Money Market Fund.....................                   n/a
ABN AMRO Money Market Fund..............................                   n/a
ABN AMRO Government Money Market Fund...................                   n/a
ABN AMRO Treasury Money Market Fund.....................                   n/a
ABN AMRO Tax-Exempt Money Market Fund...................                   n/a
ABN AMRO Investment Grade Bond Fund***..................                   n/a
ABN AMRO/Veredus Select Growth Fund**...................                28,694
ABN AMRO Equity Plus Fund***............................                40,986
ABN AMRO Select Small Cap Fund***.......................                10,917
ABN AMRO Institutional Prime Money Market Fund..........                   n/a

------------------

* As of the date of this Statement of Additional Information, ABN AMRO Global Emerging Markets Fund, ABN AMRO Institutional Government Money Market Fund, and ABN AMRO Institutional Treasury Money Market Fund have not yet commenced operations.

**       ABN AMRO/Veredus Select Growth Fund commenced operations on
         December 31, 2001.

*** Reflects commissions paid for the six-month period ended October 31, 2002.

         For the fiscal year ended October 31, 2001, the Funds listed below paid the following brokerage fees:

                                                              BROKERAGE COMMISSIONS
                           FUND                                FYE OCTOBER 31, 2001
                           ----                               ---------------------
ABN AMRO Growth Fund......................................         $   290,205
ABN AMRO/Montag & Caldwell Growth Fund....................           3,019,938
ABN AMRO/TAMRO Large Cap Value Fund.......................              16,186
ABN AMRO Value Fund.......................................             170,961
ABN AMRO Mid Cap Fund.....................................             144,174
ABN AMRO/TAMRO Small Cap Fund.............................              16,683
ABN AMRO/Veredus Aggressive Growth Fund...................           1,062,545
ABN AMRO/Montag & Caldwell Balanced Fund..................             248,482
ABN AMRO Balanced Fund....................................              84,327
ABN AMRO International Equity Fund........................             146,122
ABN AMRO Real Estate Fund.................................              11,481
ABN AMRO/Veredus SciTech Fund.............................               5,391
ABN AMRO Bond Fund........................................               n/a
ABN AMRO Municipal Bond Fund..............................               n/a
ABN AMRO Investor Money Market Fund.......................               n/a
ABN AMRO Money Market Fund................................               n/a
ABN AMRO Government Money Market Fund.....................               n/a
ABN AMRO Treasury Money Market Fund.......................               n/a
ABN AMRO Tax-Exempt Money Market Fund.....................               n/a
ABN AMRO Institutional Prime Money Market Fund                           n/a

         For the fiscal year ended October 31, 2000, the Funds listed below paid the following brokerage fees:

                                                              BROKERAGE COMMISSIONS
                           FUND                                FYE OCTOBER 31, 2000
                           ----                               ---------------------
ABN AMRO/Montag & Caldwell Growth Fund..................            $3,003,964
ABN AMRO Growth Fund....................................               141,627
ABN AMRO Mid Cap Fund...................................               112,852
ABN AMRO/Veredus Aggressive Growth Fund.................               371,995
ABN AMRO/Veredus SciTech Fund*..........................                 1,066
ABN AMRO/Montag & Caldwell Balanced Fund................               257,298
ABN AMRO Balanced Fund..................................                57,711
ABN AMRO Bond Fund......................................                 n/a
ABN AMRO Municipal Bond Fund............................                 n/a
ABN AMRO Investor Money Market Fund.....................                 n/a

------------------
*        ABN AMRO/Veredus SciTech Fund commenced operations on June 30, 2000.

         For the fiscal year ended December 31, 2000, the Funds listed below paid the following brokerage fees:

                                                              TOTAL $ AMOUNT OF
                                                           BROKERAGE COMMISSIONS
                FUND                                          PAID IN 2000
                ----                                       --------------------
ABN AMRO Value Fund                                             $237,822
ABN AMRO International Equity Fund                               284,630
ABN AMRO Real Estate Fund                                         27,308
ABN AMRO Money Market Fund                                            --
ABN AMRO Government Money Market Fund                                 --
ABN AMRO Treasury Money Market Fund                                   --
ABN AMRO Tax-Exempt Money Market Fund                                 --

         The broker-dealers who execute transactions on behalf of the Funds and who are affiliates of the Funds' Investment Adviser are brokers in the ABN AMRO International brokerage network. In addition, the Funds executed brokerage trades through SEI Financial Services Company, an affiliate of Rembrandt Financial Services Company and SEI Fund Resources, the Funds' former distributor and administrator, respectively.

         For the fiscal year ended April 30, 2000, April 30, 2001 and April 30, 2002 the Funds listed below paid the following brokerage fees:

                                                                 BROKERAGE COMMISSIONS
                                                 -----------------------------------------------------
                                                       FYE                FYE                FYE
                      FUND*                      APRIL 30, 2000      APRIL 30, 2001     APRIL 30, 2002
                      -----                      --------------      --------------     --------------
ABN AMRO  Select Small Cap Fund                      $23,773            $ 39,629            $29,046
ABN AMRO Equity Plus Fund                            $41,511            $112,903            $66,984
ABN AMRO Investment Grade Bond Fund                       --                  --                 --

------------------
* Independence One Mutual Funds, a Massachusetts business trust, was acquired by the Trust. Pursuant to the reorganization, Class A shareholders of Independence One Small Cap Fund received Class N shares of ABN AMRO Select Small Cap Fund and Trust Class, Class A and Class B shareholders of Independence One Equity Plus Fund received Class I shares of ABN AMRO Equity Plus Fund.

         As of October 31, 2002, the following Funds owned securities of their regular brokers or dealers, as defined in Rule 10b-1 under the Investment Company Act of 1940, with the following market values:

                       FUND                         BROKER DEALER                                   MARKET VALUE
                       ----                         -------------                                   ------------
ABN AMRO Growth Fund                                Bank One Corp.                                   $45,193,000
                                                    Citigroup Inc.                                   $   216,749

ABN AMRO/Montag & Caldwell Growth Fund              Citigroup Inc.                                   $72,814,890
                                                    Deutsche Bank                                    $56,753,368

ABN AMRO/TAMRO Large Cap Value Fund                 Citigroup Inc.                                   $   244,461
                                                    Deutsche Bank                                    $   198,120
                                                    ChevronTexaco Corp.                              $   163,529
                                                    Morgan Stanley                                   $   122,598

ABN AMRO Value Fund                                 Citigroup Inc.                                   $ 4,533,765
                                                    J.P. Morgan Chase & Co.                          $ 4,006,219
                                                    Bank of America Corp.                            $ 2,959,520
                                                    Goldman Sachs Group, Inc.                        $ 1,732,720
                                                    Merrill Lynch & Co., Inc.                        $ 1,131,289
                                                    Bank One Corp.                                   $   424,270

                       FUND                         BROKER DEALER                                   MARKET VALUE
                       ----                         -------------                                   ------------
ABN AMRO Mid Cap Fund                               Deutsche Bank                                   $  4,458,682

ABN AMRO/TAMRO Small Cap Fund                       Deutsche Bank                                   $  1,259,284

ABN AMRO Select Small Cap Fund                      Deutsche Bank                                   $   746,700

ABN AMRO/Veredus Aggressive Growth Fund             Morgan Stanley                                  $ 22,137,909

ABN AMRO/Veredus Select Growth Fund                 Morgan Stanley                                  $    318,640
                                                    Bank of America Corp.                           $     34,900

ABN AMRO Real Estate Fund                           J.P. Morgan Chase & Co.                         $    560,685

ABN AMRO/Veredus SciTech Fund                       Morgan Stanley                                  $    336,322

ABN AMRO Balanced Fund                              Bank One Corp.                                  $  6,509,000
                                                    J.P. Morgan Chase & Co.                         $  2,436,625
                                                    Credit Suisse First Boston Inc.                 $  1,385,057

ABN AMRO/Montag & Caldwell Balanced Fund            Citigroup Inc.                                  $  4,836,755
                                                    Merrill Lynch & Co., Inc.                       $  3,142,533
                                                    Deutsche Bank                                   $  1,313,876

ABN AMRO International Equity Fund                  Deutsche Bank                                   $    168,143

ABN AMRO Municipal Bond Fund                        Goldman Sachs Group, Inc.                       $  1,819,242

ABN AMRO Bond Fund                                  Bank One Corp.
                                                                                                    $ 27,370,000
                                                    J.P. Morgan Chase & Co.                         $  6,258,526
                                                    Credit Suisse First Boston Inc.                 $  4,432,181
                                                    Lehman Brothers Holdings Inc.                   $  1,559,193

ABN AMRO Investor Money Market Fund                 Bank One Corp.                                  $ 14,000,000
                                                    UBS                                             $ 13,000,000

ABN AMRO Government Money Market Fund               J.P. Morgan Chase & Co.                         $112,122,441
                                                    Morgan Stanley                                  $ 45,009,874
                                                    UBS                                             $ 44,054,368

ABN AMRO Money Market Fund                          UBS                                             $ 16,098,818
                                                    Morgan Stanley                                  $ 15,126,640
                                                    J.P. Morgan Chase & Co.                         $  5,000,000

ABN AMRO Treasury Money Market Fund                 J.P. Morgan Chase & Co.                         $ 79,297,929
                                                    UBS                                             $ 27,203,596
                                                    Morgan Stanley                                  $ 25,733,184

ABN AMRO Institutional Prime Money Market Fund      UBS                                             $ 95,000,000
                                                    J.P. Morgan Chase & Co.                         $ 88,670,414
                                                    Morgan Stanley                                  $ 86,033,004
                                                    Bank One Corp.                                  $ 25,000,000
                                                    ChevronTexaco Corp.                             $ 19,981,633
                                                    Bank of America Corp.                           $ 17,000,000

                       FUND                         BROKER DEALER                                   MARKET VALUE
                       ----                         -------------                                   ------------
ABN AMRO Equity Plus Fund                           Deutsche Bank                                   $  5,676,780
                                                    Citigroup Inc.                                  $  4,666,785
                                                    Bank of America Corp.                           $  2,694,280
                                                    Bank One Corp.                                  $  1,103,102
                                                    Morgan Stanley                                  $  1,046,948
                                                    J.P. Morgan Chase & Co.                         $  1,004,300
                                                    Goldman Sachs Group, Inc.                       $    830,560
                                                    Merrill Lynch & Co., Inc.                       $    827,310
                                                    Lehman Brothers Holdings, Inc.                  $    308,966

ABN AMRO Select Small Cap Fund                      Deutsche Bank                                   $    746,700

ABN AMRO Investment Grade Bond Fund                 Deutsche Bank                                   $  3,919,637

PORTFOLIO TURNOVER

         The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of units and by requirements which enable the Funds to receive favorable tax treatment. In any event, portfolio turnover is generally not expected to exceed 100% in the Funds, except for ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO/Veredus Select Growth Fund, ABN AMRO/TAMRO Small Cap Fund and ABN AMRO/Veredus SciTech Fund, in which it is not expected to exceed 300%. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial capital gains and involves correspondingly greater transaction costs. To the extent that net capital gains are realized, distributions derived from such gains are generally treated as capital gain dividends for Federal income tax purposes.

         The portfolio turnover rate for ABN AMRO Value Fund increased during the fiscal year ended October 31, 2002 due, in part, to a change in the Fund's Sub-Adviser and portfolio management team. The portfolio turnover rate for ABN AMRO Investment Grade Bond increased during the fiscal year ended October 31, 2002 due, in part, to the Fund's reorganization and increased shareholder redemptions.

         The portfolio turnover rate for each Fund for its most recent fiscal period may be found under "FINANCIAL HIGHLIGHTS" in each Fund's Prospectus.

                             DESCRIPTION OF SHARES

    The table below summarizes the class(es) of shares that each Fund offers.

                    FUND                       CLASS N   CLASS I   CLASS R   CLASS S    CLASS C    CLASS Y   CLASS YS
                    ----                       -------   -------   -------   -------    -------    -------   --------
ABN AMRO/Montag & Caldwell Growth Fund....        o                   o
Montag & Caldwell Growth Fund.............                  o
ABN AMRO Growth Fund......................        o         o         o                    o
ABN AMRO/TAMRO Large Cap Value Fund.......        o
ABN AMRO Mid Cap Fund.....................        o
ABN AMRO/Veredus Aggressive Growth Fund...        o         o
ABN AMRO/Veredus Select Growth Fund.......        o
ABN AMRO/TAMRO Small Cap Fund.............        o
ABN AMRO/Veredus SciTech Fund.............        o
ABN AMRO/Montag & Caldwell Balanced Fund..        o
ABN AMRO Balanced Fund (1)................        o         o
Montag & Caldwell Balanced Fund...........                  o
ABN AMRO Bond Fund........................        o         o
ABN AMRO Municipal Bond Fund..............        o
ABN AMRO Investor Money Market Fund.......        o
ABN AMRO Value Fund.......................        o
ABN AMRO International Equity Fund........        o
ABN AMRO Global Emerging Markets Fund(2)..        o
ABN AMRO Real Estate Fund.................        o
ABN AMRO Treasury Money Market Fund.......                  o                   o
ABN AMRO Government Money Market Fund.....                  o                   o
ABN AMRO Tax-Exempt Money Market Fund.....                  o                   o
ABN AMRO Money Market Fund................                  o                   o
ABN AMRO Institutional Prime Money
   Market Fund............................                                                            o          o
ABN AMRO Institutional Treasury Money
   Market Fund(2).........................                                                            o          o
ABN AMRO Institutional Government Money
   Market Fund(2).........................                                                            o          o
ABN AMRO Select Small Cap Fund............        o
ABN AMRO Equity Plus Fund.................                  o
ABN AMRO Investment Grade Bond Fund.......                  o

------------------

(1) As of September 27, 2001, sales of shares of ABN AMRO Balanced Fund (Class I Shares) have been postponed and will not be available until further notice.

(2)      This Fund has not commenced operations.

         Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Currently, there are seven classes of shares issued by the Funds of the Trust. Class N, I, R, S, Y and YS shares will not be subject to an initial sales charge or a contingent deferred sales charge. Class C shares will not be subject to an initial sales charge, but will be subject to a contingent deferred sales charge of 1.00% on shares redeemed within eighteen months of purchase. Class S and YS shares will be subject to a shareholder service fee with a maximum annual fee of 0.25% of average daily net assets. Class N and S shares will have a Rule 12b-1 fee with a maximum annual fee of 0.25% of average daily net assets. Class C shares will be subject to a Rule 12b-1 with a maximum annual fee of 0.75% of average daily net assets and a shareholder service with a maximum annual fee of 0.25% of average daily net assets. Class R shares will be subject to a Rule 12b-1 fee with a maximum annual fee of 0.50% of average daily net assets. Since each class has different expenses, performance will vary. Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation and other rights except that Class I, Class Y and Class YS shares have no rights with respect to a Fund's distribution plan. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights. Information about Class I, Class C, Class R, Class Y and Class YS shares is available by calling 800 992-8151.

MINIMUM INITIAL INVESTMENTS

                                                                         MINIMUM INITIAL
                           CLASS N SHARES                                   INVESTMENT
                           --------------                                ---------------
ABN AMRO/Montag & Caldwell Growth Fund...........................             $2,500
ABN AMRO/Montag & Caldwell Balanced Fund.........................             $2,500
ABN AMRO Growth Fund.............................................             $2,500
ABN AMRO Mid Cap Fund............................................             $2,500
ABN AMRO Balanced Fund...........................................             $2,500
ABN AMRO Bond Fund...............................................             $2,500
ABN AMRO Municipal Bond Fund.....................................             $2,500
ABN AMRO Investor Money Market Fund..............................             $2,500
ABN AMRO/Veredus Aggressive Growth Fund..........................             $2,500
ABN AMRO/Veredus Select Growth Fund..............................             $2,500
ABN AMRO/Veredus SciTech Fund....................................             $2,500
ABN AMRO/TAMRO Large Cap Value Fund..............................             $2,500
ABN AMRO/TAMRO Small Cap Fund....................................             $2,500
ABN AMRO Value Fund..............................................             $2,500
ABN AMRO International Equity Fund...............................             $2,500
ABN AMRO Real Estate Fund........................................             $2,500
ABN AMRO Select Small Cap Fund...................................             $2,500
ABN AMRO Global Emerging Markets Fund............................             $2,500

                                                                         MINIMUM INITIAL
                           CLASS I SHARES                                   INVESTMENT
                           --------------                                ---------------
Montag & Caldwell Growth Fund....................................           $5 million
Montag & Caldwell Balanced Fund..................................           $1 million
ABN AMRO Bond Fund...............................................           $2 million
ABN AMRO Growth Fund.............................................           $5 million
ABN AMRO/Veredus Aggressive Growth Fund..........................           $2 million
ABN AMRO Treasury Money Market Fund..............................           $1 million
ABN AMRO Government Money Market Fund............................           $1 million
ABN AMRO Tax-Exempt Money Market Fund............................           $1 million
ABN AMRO Money Market Fund.......................................           $1 million
ABN AMRO Equity Plus Fund........................................           $1 million
ABN AMRO Investment Grade Bond Fund..............................           $1 million

                                                                         MINIMUM INITIAL
                           CLASS S SHARES                                   INVESTMENT
                           --------------                                ---------------
ABN AMRO Treasury Money Market Fund..............................             $2,500
ABN AMRO Government Money Market Fund............................             $2,500
ABN AMRO Tax-Exempt Money Market Fund............................             $2,500
ABN AMRO Money Market Fund.......................................             $2,500

                                                                         MINIMUM INITIAL
                           CLASS C SHARES                                   INVESTMENT
                           --------------                                ---------------
ABN AMRO Growth Fund.............................................             $2,500

                                                                         MINIMUM INITIAL
                           CLASS R SHARES                                   INVESTMENT
                           --------------                                ---------------
ABN AMRO/Montag & Caldwell Growth Fund...........................             $2,500
ABN AMRO Growth Fund.............................................             $2,500

                                                                         MINIMUM INITIAL
                           CLASS Y SHARES                                   INVESTMENT
                           --------------                                ---------------
ABN AMRO Institutional Prime Money Market Fund...................            $5 million
ABN AMRO Institutional Government Money Market Fund*.............            $5 million
ABN AMRO Institutional Treasury Money Market Fund*...............            $5 million

                                                                         MINIMUM INITIAL
                          CLASS YS SHARES                                   INVESTMENT
                          ---------------                                ---------------
ABN AMRO Institutional Prime Money Market Fund...................            $5 million
ABN AMRO Institutional Government Money Market Fund*.............            $5 million
ABN AMRO Institutional Treasury Money Market Fund*...............            $5 million

------------------
*        Currently, not an active class for this Fund.

         For Class N, Class S, Class C and Class R shares, there is a $50 minimum subsequent investment. There is no minimum subsequent investment for Class I, Class Y and Class YS shares. For purposes of the investment minimum, the balances of Fund accounts of clients of a financial consultant may be aggregated in determining whether the minimum investment has been met. This aggregation may also be applied to the accounts of immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws). In addition, the aggregation may be applied to the related accounts of a corporation or other legal entity. The Funds may waive the minimum initial investment by obtaining a letter of intent, evidencing an investor's intention of meeting the minimum initial investment in a specified period of time as continually reviewed and approved by the Board. The minimum investment is waived for Trustees of the Trust and employees of the Investment Adviser and its affiliates. There is no sales load or charge in connection with the purchase of shares. The Trust reserves the right to reject any purchase order and to suspend the offering of shares of the Funds. The Funds also reserve the right to change the initial and subsequent investment minimums.

ANTI-MONEY LAUNDERING LAWS

         The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, a Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

VOTING RIGHTS

         Each issued and outstanding full and fractional share of a Fund is entitled to one full and fractional vote in the Fund. Shares of a Fund participate equally in regard to dividends, distributions and liquidations with respect to that Fund subject to preferences (such as Rule 12b-1 distribution fees), rights or privileges of any share class. Shareholders have equal non-cumulative voting rights. Class N, Class C, Class R and Class S shares have exclusive voting rights with respect to the distribution plans. On any matter submitted to a vote of shareholders, shares of each Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one Fund, in which case the shareholders of all such Funds shall be entitled to vote thereon.

SHAREHOLDER MEETINGS

         The Trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The Trustees have undertaken to the SEC, however, that they will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareholders of the Funds. In addition, subject to certain conditions, shareholders of the Funds may apply to the Trust to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

CERTAIN PROVISIONS OF TRUST INSTRUMENT

         Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may only be enforced against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations.

EXPENSES

         Expenses attributable to the Trust, but not to a particular Fund, will be allocated to each Fund on the basis of relative net assets. Similarly, expenses attributable to a particular Fund, but not to a particular class thereof, will be allocated to each class on the basis of relative net assets. General Trust expenses may include but are not limited to: insurance premiums, Trustee fees, expenses of maintaining the Trust's legal existence and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees, brokerage commissions, registration of Fund shares with the SEC, notification fees to the various state securities commissions, fees of the Funds' Custodian, Administrator, Sub-Administrator and Transfer Agent or other "service providers," costs of obtaining quotations of portfolio securities and pricing of Fund shares.

         Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and shareholder service fees for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining shareholder approval of such plan or any amendment thereto) will be borne solely by shareholders of such class or classes. Other expense allocations which may differ between classes, or which are determined by the Trustees to be class specific, may include but are not limited to: printing and postage expenses related to preparing and distributing required documents such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class, litigation or other legal expenses relating to a specific class, and expenses incurred as a result of issues relating to a specific class.

         Notwithstanding the foregoing, the Investment Advisers or other service providers may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.

                                 NET ASSET VALUE

         The net asset value per share of each Fund is computed as of the close of regular trading on the NYSE on each day the NYSE is open for trading, typically 4:00 p.m. Eastern time. In addition, ABN AMRO Institutional Prime Money Market Fund also calculates net asset value each business day at 12:00 p.m. Eastern time. The NYSE is closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The portfolio securities of each Fund listed or traded on a national securities exchange or reported on the NASDAQ National Market System are valued at the last sale price or NASDAQ Official Closing Price, when appropriate. If no last sale price or NASDAQ Official Closing Price, when appropriate, is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Investment Adviser in accordance with guidelines adopted by the Board of Trustees.

         Bonds are valued through prices obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

         The securities held in the portfolio of the Money Market Funds, and the debt securities with maturities of sixty days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any premium or accretion of discount, unless de minimis, regardless of the impact of fluctuating interest rates on the market value of the instrument.

         A Money Market Fund's use of amortized cost and the maintenance of such fund's net asset value at $1.00 are permitted by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. Rule 2a-7 also requires the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Money Market Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds' current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

         Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. The calculation of the net asset value of each Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, under the Trust's procedures, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to the Trust or its agents after the time that net asset value is calculated on any Business Day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Investment Advisers and Sub-Advisers in accordance with guidelines adopted by the Board of Trustees.

                                    DIVIDENDS

         Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the exdividend date (the "ex-date") at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to taxes.

         Dividends paid by Funds with more than one class of shares are calculated in the same manner and at the same time for each class. Each class of shares of a Fund share proportionately in the investment income and general expenses of the Fund, except that per share dividends for each class will differ as a result of class-specific expenses.

                                      TAXES

         Each Fund intends to qualify or to continue to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

         In order to so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, U.S. government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

         To the extent that a Fund qualifies for treatment as a regulated investment company, it will not be subject to Federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax. For a distribution to qualify as such with respect to a calendar year under the foregoing rules, it must be declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

         When a Fund writes a call or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund's accounts as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for Federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

         The amount of any realized gain or loss on closing out options on certain stock indices will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked-to-market" for Federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss ("60/40 gain or loss"). Certain options, futures contracts and options on futures contracts utilized by the Funds are "Section 1256 contracts." Any gains or losses on
Section 1256 contracts held by a Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

         Shareholders will be subject to Federal income taxes on distributions made by the Funds whether received in cash or additional shares of the Funds. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net capital gains (the excess of net capital gains over net short-term capital losses), if any, will be taxable to shareholders as 28% rate gains or 20% rate gains, without regard to how long a shareholder has held shares of a Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends paid by a Fund may qualify in part for the 70% dividends-received deduction for corporations, provided however that those shares have been held for at least 45 days.

         The Funds will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of 28% rate gains and 20% rate gains and the portion of its dividends which qualify for the 70% deduction.

PASSIVE FOREIGN INVESTMENT COMPANIES ("PFIC")

         In general, a foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders.

         In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include its share of the PFIC's income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules discussed above relating to the taxation of excess distributions would not apply. In addition, another election may be available that would involve marking to market a Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

         Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

FOREIGN CURRENCY TRANSACTIONS

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liability denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

FOREIGN TAXATION

         Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Investment Adviser intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, shareholders must hold their shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the electing Fund's income will flow through to shareholders of the Trust. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

         Dividends and distributions also may be subject to state and local taxes. Shareowners are urged to consult their tax advisers regarding specific questions as to Federal, state and local taxes.

         The foregoing discussion relates solely to U.S. Federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

TAX-EXEMPT FUND

         ABN AMRO Tax-Exempt Money Market Fund intends to qualify to pay "exempt interest dividends" by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50 percent of the value of its total assets consists of obligations, the interest on which is exempt from Federal income tax. So long as this and certain other requirements are met, dividends consisting of such Fund's net tax-exempt interest income will be exempt interest dividends, which are exempt from federal income tax in the hands of the shareholders of the Fund. As discussed below, receipt of certain exempt interest dividends may have alternative minimum tax consequences.

         Interest on indebtedness incurred by a shareholder in order to purchase or carry shares in ABN AMRO Tax-Exempt Money Market Fund (the "Tax-Exempt Fund") is generally not deductible for federal income tax purposes to the extent that the Fund distributes exempt-interest dividends during the taxable year. If a shareholder receives exempt-interest dividends with respect to any share of these Funds and if such share is held by the shareholder for six months or less, then any loss on the sale or exchange of such share will be disallowed to the extent of the amount of exempt-interest dividends. In addition, the Code may require a shareholder who receives exempt-interest dividends to treat as taxable income a portion of certain social security and railroad retirement benefit payments. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or certain industrial development bonds should consult their tax advisers before purchasing shares in the Tax-Exempt Fund. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds. Moreover, some or all of dividends received from the Tax-Exempt Fund may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. The receipt of these exempt-interest dividends and distributions also may affect a foreign corporate shareholder's federal "branch profits" tax liability, and an S corporation shareholder's federal excess "passive investment income."

         Shareholders of the Tax-Exempt Fund should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular states. Issuers of bonds purchased by the Tax-Exempt Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Shareholders should be aware that exempt-interest dividends may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuers (or the beneficiary) of the bonds fail to comply with certain covenants made at that time.

         Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Tax-Exempt Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt interest dividends."

                             PERFORMANCE INFORMATION

GENERAL

         From time to time, the Trust may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Trust may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, the Trust may include charts comparing various tax-free yields versus taxable yield equivalents at different income levels.

         From time to time, the yield and total return of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.


TOTAL RETURN CALCULATIONS

         Total return is defined as the change in value of an investment in a Fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned, but also variations in share prices at the beginning and end of the period. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced a Fund's cumulative total return over the same period if the Fund's performance had remained constant throughout.

         The Funds that compute their average annual total returns do so by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:


                                          1/n
Average Annual Total Return =        (ERV)    - 1
                                     -----
                                       P

Where:                  ERV =  ending redeemable value at the end of the period
                               covered by the computation of a hypothetical
                               $1,000 payment made at the beginning of the period

                        P   =   hypothetical initial payment of $1,000

                        n   =   period covered by the computation, expressed
                                in terms of years

                        T   =   average annual total return

         The Funds that compute their average annual total return - after taxes on distributions for a class of shares do so by determining the average annual compounded rate of return after taxes on distributions during specified periods that equates the initial amount invested to the ending value after taxes on Fund distributions but not after taxes on redemption according to the following formula:

                                                                      n
Average Annual Total Return - After Taxes on Distributions =  P(1 + T)  = ATV
                                                                             D

Where:                  P    =   a hypothetical initial payment of $1,000

                        T    =   average annual total return (after taxes
                                 on distributions)

                        n    =   period covered by the computation, expressed
                                 in terms of years

                        ATV  =   ending value of a hypothetical $1,000 payment
                           D     made at the beginning of the 1-, 5-, 10-year
                                 periods or at the end of the 1-, 5-, 10-year periods (or fractional portion), after taxes on Fund distributions but not after taxes on redemption

         The Funds that compute their average annual total return - after taxes on distributions and redemptions for a class of shares do so by determining the average annual compounded rate of return after taxes on distributions and sale of Fund shares during specified periods that equates the initial amount invested to the ending value after taxes on Fund distributions and redemptions according to the following formula:

Average Annual Total Return - After                      n
Taxes on Distributions and Sale of Fund Shares = P(1 + T)  = ATV
                                                                DR

Where:                  P    =  a hypothetical initial payment of $1,000

                        T    =  average annual total return (after taxes on
                                distributions and sale of Fund shares)

                        n    =  period covered by the computation, expressed
                                in terms of years

                        ATV  =  ending value of a hypothetical $1,000 payment
                           DR made at the beginning of the 1-, 5-, 10-year periods or at the end of the 1-, 5-, 10-year periods (or fractional portion), after taxes on Fund distributions and sale of Fund shares

         The Funds that compute their aggregate total returns over a specified period do so by determining the aggregate compounded rate of return during such specified period that likewise equates over a specified period the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total Return =             (ERV)  - 1
                                      ---
                                       P

Where:                  ERV    =   ending redeemable value at the end of the
                                   period covered by the computation of a
                                   hypothetical $1,000 payment made at the
                                   beginning of the period

                        P      =   hypothetical initial payment of $1,000

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Such calculations are not necessarily indicative of future results and do not take into account Federal, state and local taxes that shareholders must pay on a current basis.

         Since performance will fluctuate, performance data for the Funds should not be used to compare an investment in the Funds' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

         The average annual total returns for the Funds that quote such performance were as follows for the periods shown:

                        AVERAGE ANNUAL TOTAL RETURNS (%)

                                                                                             SINCE
                                                                ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION        ENDED         ENDED        THROUGH
                FUND BY CLASS+                    DATE          10/31/02      10/31/02     10/31/02
                --------------                  ---------       --------     ----------    ---------
ABN AMRO GROWTH FUND - CLASS N(1)               12/13/93
Return Before Taxes:                                             (8.76)%       5.30%         11.80%
Return After Taxes on Distributions:                             (8.81)%       4.00%         10.78%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                          (5.33)%       4.48%         10.05%


                                                                             SINCE
                                                              ONE YEAR     INCEPTION
                                                INCEPTION      ENDED        THROUGH
                                                  DATE        10/31/02      10/31/02
                                                ---------     --------      --------
ABN AMRO GROWTH FUND - CLASS I                   7/31/00
Return Before Taxes:                                             (8.51)%     (12.82)%
Return After Taxes on Distributions:                             (8.55)%     (13.67)%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                          (5.17)%      (9.83)%

                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        10/31/02      10/31/02     10/31/02
                                                ---------     --------     ----------    ---------
ABN AMRO/MONTAG & CALDWELL GROWTH FUND -
   CLASS N                                       11/2/94
Return Before Taxes:                                            (15.16)%       1.15%        11.73%
Return After Taxes on Distributions:                            (15.16)%       0.25%        11.06%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                          (9.31)%       1.19%        10.18%

                                                                                FIVE        SINCE
                                                                ONE YEAR       YEARS       INCEPTION
                                                INCEPTION        ENDED         ENDED        THROUGH
                                                  DATE          10/31/02      10/31/02      10/3102
                                                ---------       --------     ----------    ---------
MONTAG & CALDWELL GROWTH FUND - CLASS I(2)       6/28/96
Return Before Taxes:                                            (14.91)%        1.44%         7.50%
Return After Taxes on Distributions:                            (15.13)%        0.47%         6.64%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                          (9.14)%        1.39%         6.39%

                                                                             SINCE
                                                              ONE YEAR      INCEPTION
                                                INCEPTION      ENDED         THROUGH
                                                  DATE        10/31/02      10/31/02
                                                ---------     --------      --------
ABN AMRO/TAMRO LARGE CAP VALUE FUND -
   CLASS N                                      11/30/00
Return Before Taxes:                                            (12.01)%       (7.98)%
Return After Taxes on Distributions:                            (12.20)%       (8.10)%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                          (7.36)%       (6.39)%

                                                                               FIVE         SINCE
                                                                ONE YEAR       YEARS       INCEPTION
                                                INCEPTION        ENDED         ENDED       THROUGH
                                                  DATE          10/31/02      10/31/02     10/31/02
                                                ---------       --------     ----------    ---------
ABN AMRO VALUE FUND - CLASS N                    1/4/93
Return Before Taxes:                                             (7.58)%       (1.36)%        6.94%
Return After Taxes on Distributions:                             (8.22)%       (3.84)%        4.53%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                          (4.26)%       (1.09)%        5.23%

                                                                               FIVE          SINCE
                                                                ONE YEAR       YEARS       INCEPTION
                                               INCEPTION         ENDED         ENDED       THROUGH
                                                  DATE          10/31/02     10/31/02      10/31/02
                                                ---------       --------     ----------    ---------
ABN AMRO MID CAP FUND - CLASS N                 9/19/94
Return Before Taxes:                                             (7.88)%        3.94%       11.93%
Return After Taxes on Distributions:                             (8.12)%        1.97%        9.88%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                          (4.50)%        2.73%        9.36%

                                                                             SINCE
                                                              ONE YEAR     INCEPTION
                                                INCEPTION      ENDED        THROUGH
                                                  DATE        10/31/02      10/31/02
                                                ---------     --------      --------
ABN AMRO/TAMRO SMALL CAP FUND - CLASS N         11/30/00
Return Before Taxes:                                            (1.59)%        3.10%
Return After Taxes on Distributions:                            (1.91)%        2.88%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                         (0.95)%        2.39%

                                                                             SINCE
                                                              ONE YEAR     INCEPTION
                                                INCEPTION      ENDED        THROUGH
                                                  DATE        10/31/02      10/31/02
                                                ---------     --------      --------
ABN AMRO SELECT SMALL CAP FUND - CLASS N++       6/22/98
Return Before Taxes:                                            (3.62)%        1.16%
Return After Taxes on Distributions:                            (5.34)%       (0.40)%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                         (1.33)%        0.57%

                                                               SINCE
                                                             INCEPTION
                                                INCEPTION     THROUGH
                                                  DATE        10/31/02
                                                ---------    ---------
ABN AMRO/VEREDUS SELECT GROWTH FUND -
   CLASS N                                      12/31/01
Return Before Taxes:                                          (27.10)%
Return After Taxes on Distributions:                          (27.10)%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                       (16.64)%

                                                                             SINCE
                                                              ONE YEAR     INCEPTION
                                                INCEPTION      ENDED        THROUGH
                                                  DATE        10/31/02      10/31/02
                                                ---------     --------      --------
ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND -
   CLASS N                                       6/30/98
Return Before Taxes:                                           (34.76)%        9.73%
Return After Taxes on Distributions:                           (34.76)%        7.21%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                        (21.34)%        7.19%

                                                                             SINCE
                                                              ONE YEAR     INCEPTION
                                                INCEPTION      ENDED        THROUGH
                                                  DATE        10/31/02      10/31/02
                                                ---------     --------      --------
ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND -
   CLASS I                                      10/05/01
Return Before Taxes:                                           (34.62)%      (33.80)%
Return After Taxes on Distributions:                           (34.62)%      (33.80)%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                        (21.26)%      (26.96)%

                                                                             SINCE
                                                              ONE YEAR     INCEPTION
                                                INCEPTION      ENDED        THROUGH
                                                  DATE        10/31/02      10/31/02
                                                ---------     --------      --------
ABN AMRO REAL ESTATE FUND - CLASS N             12/30/97
Return Before Taxes:                                            6.62%         2.97%
Return After Taxes on Distributions:                            4.81%         1.25%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                         4.55%         1.53%

                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        10/31/02      10/31/02      10/31/02
                                                ---------     --------     ----------    ---------
ABN AMRO EQUITY PLUS FUND-
   CLASS I++                                    09/25/95
Return Before Taxes:                                          (15.84)%        1.13%         7.86%
Return After Taxes on Distributions:                          (17.48)%       (0.22)%        6.62%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                        (8.20)%        0.87%         6.35%


                                                                              SINCE
                                                               ONE YEAR     INCEPTION
                                                INCEPTION       ENDED        THROUGH
                                                  DATE         10/31/02      10/31/02
                                                ---------      --------      --------
ABN AMRO/VEREDUS SCITECH FUND - CLASS N          6/30/00
Return Before Taxes:                                           (35.40)%      (26.07)%
Return After Taxes on Distributions:                           (35.40)%      (26.19)%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                        (21.74)%      (19.95)%

                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        10/31/02      10/31/02     10/31/02
                                                ---------     --------     ----------    ---------
ABN AMRO BALANCED FUND - CLASS N                 9/21/95
Return Before Taxes:                                            (4.33)%        5.74%         9.29%
Return After Taxes on Distributions:                            (5.04)%        3.78%         7.44%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                         (2.60)%        4.23%         7.17%

                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        10/31/02      10/31/02     10/31/02
                                                ---------     --------     ----------    ---------
ABN AMRO/MONTAG & CALDWELL BALANCED FUND -
   CLASS N                                       11/2/94
Return Before Taxes:                                           (8.42)%        3.37%        10.27%
Return After Taxes on Distributions:                           (9.08)%        2.03%         8.72%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                        (5.14)%        2.43%         8.09%

                                                                             SINCE
                                                               ONE YEAR     INCEPTION
                                                INCEPTION       ENDED        THROUGH
                                                  DATE         10/31/02      10/31/02
                                                ---------      --------      --------
MONTAG & CALDWELL BALANCED FUND - CLASS I       12/31/98
Return Before Taxes:                                            (8.18)%       (1.51)%
Return After Taxes on Distributions:                            (8.94)%       (2.68)%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                         (4.99)%       (1.49)%

                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        10/31/02      10/31/02     10/31/02
                                                ---------     --------     ----------    ---------
ABN AMRO INTERNATIONAL EQUITY FUND - CLASS
   N                                             1/4/93
Return Before Taxes:                                           (19.14)%       (5.28)%        2.75%
Return After Taxes on Distributions:                           (19.14)%       (6.48)%        1.97%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                        (11.75)%       (3.63)%        2.51%

                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        10/31/02      10/31/02     10/31/02
                                                ---------     --------     ----------    ---------
ABN AMRO BOND FUND - CLASS N                    12/13/93
Return Before Taxes:                                             2.80%         6.23%         6.37%
Return After Taxes on Distributions:                             0.63%         3.70%         3.85%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                          1.67%         3.71%         3.83%

                                                                             SINCE
                                                              ONE YEAR     INCEPTION
                                                INCEPTION      ENDED        THROUGH
                                                  DATE        10/31/02      10/31/02
                                                ---------      --------      --------
ABN AMRO BOND FUND - CLASS I                     7/31/00
Return Before Taxes:                                             3.07%         8.40%
Return After Taxes on Distributions:                             0.80%         5.82%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                          1.84%         5.45%

                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        10/31/02      10/31/02     10/31/02
                                                ---------     --------     ----------    ---------
ABN AMRO INVESTMENT GRADE BOND FUND -
   CLASS I++                                    10/23/95
Return Before Taxes:                                             6.10%         6.51%         6.42%
Return After Taxes on Distributions:                             3.89%         4.14%         4.04%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                          3.67%         4.01%         3.94%

                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        10/31/02      10/31/02     10/31/02
                                                ---------     --------     ----------    ---------
ABN AMRO MUNICIPAL BOND FUND - CLASS N          12/13/93
Return Before Taxes:                                             5.32%         5.35%         4.78%
Return After Taxes on Distributions:                             5.32%         5.35%         4.78%
Return After Taxes on Distributions and
   Sale of Fund Shares:                                          4.81%         5.19%         4.66%

                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        10/31/02      10/31/02     10/31/02
                                                ---------     --------     ----------    ---------
ABN AMRO INVESTOR MONEY MARKET FUND -
   CLASS N                                      12/14/93         1.37%         4.32%         4.58%


                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        10/31/02      10/31/02     10/31/02
                                                ---------     --------     ----------    ---------
ABN AMRO GOVERNMENT MONEY MARKET FUND -
   CLASS I                                       1/4/93          1.70%        4.47%         4.51%


                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        10/31/02      10/31/02     10/31/02
                                                ---------     --------     ----------    ---------
ABN AMRO GOVERNMENT MONEY MARKET FUND -
   CLASS S                                       4/22/93         1.36%         4.13%         4.25%


                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        10/31/02      10/31/02     10/31/02
                                                ---------     --------     ----------    ---------
ABN AMRO MONEY MARKET FUND - CLASS I             1/4/93          1.58%         4.53%         4.56%


                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        10/31/02      10/31/02     10/31/02
                                                ---------     --------     ----------    ---------
ABN AMRO MONEY MARKET FUND - CLASS S             3/31/93         1.22%         4.15%         4.28%


                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        10/31/02      10/31/02     10/31/02
                                                ---------     --------     ----------    ---------
ABN AMRO TAX-EXEMPT MONEY MARKET FUND -
   CLASS I                                       1/4/93          1.12%         2.79%         2.83%


                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        10/31/02      10/31/02     10/31/02
                                                ---------     --------     ----------    ---------
ABN AMRO TAX-EXEMPT MONEY MARKET FUND -
   CLASS S                                       3/24/93         0.87%         2.53%         2.59%


                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        10/31/02      10/31/02     10/31/02
                                                ---------     --------     ----------    ---------
ABN AMRO TREASURY MONEY MARKET FUND -
   CLASS I                                       1/4/93          1.47%         4.21%         4.21%


                                                                                           SINCE
                                                              ONE YEAR     FIVE YEARS    INCEPTION
                                                INCEPTION      ENDED         ENDED        THROUGH
                                                  DATE        10/31/02      10/31/02     10/31/02
                                                ---------     --------     ----------    ---------
ABN AMRO TREASURY MONEY MARKET FUND -
   CLASS S                                       3/25/93         1.22%         3.95%         3.99%


                                                                              SINCE
                                                               ONE YEAR      INCEPTION
                                                INCEPTION       ENDED         THROUGH
                                                  DATE         10/31/02      10/31/02
                                                ---------      --------      --------
ABN AMRO INSTITUTIONAL PRIME MONEY MARKET
   FUND - CLASS Y                               12/28/99         1.84%         4.19%


                                                                               SINCE
                                                               ONE YEAR      INCEPTION
                                               INCEPTION        ENDED         THROUGH
                                                  DATE         10/31/02      10/31/02
                                                ---------      --------      --------
ABN AMRO INSTITUTIONAL PRIME MONEY MARKET
   FUND - CLASS YS                              06/29/00         1.59%         3.56%


------------------

+ ABN AMRO Funds, a Massachusetts business trust, was acquired by Alleghany Funds, a Delaware business trust. Alleghany Funds changed its name to "ABN AMRO Funds." Pursuant to this reorganization, shareholders of the Common Shares Class and Investor Shares Class of ABN AMRO Treasury Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund and ABN AMRO Tax-Exempt Money Market Fund received Class I shares and Class S shares, respectively. Shareholders of the Common Shares Class and Investor

         Shares Class of ABN AMRO Value Fund, ABN AMRO International Equity Fund and ABN AMRO Real Estate Fund received Class N shares. Shareholders of the Institutional Shares Class and Institutional Service Shares of Institutional Prime Money Market Fund received Class Y and Class YS shares, respectively. Performance figures above prior to September 27, 2001 reflect the performance of each predecessor fund.

++ Independence One Mutual Funds, a Massachusetts business trust, was acquired by the Trust. Trust Class shareholders of Independence One Fixed Income Fund and Class A and Class B shareholders of Independence One U.S. Government Securities Fund received Class I shares of ABN AMRO Investment Grade Bond Fund. Performance figures above for the ABN AMRO Investment Grade Bond Fund reflect the performance of the Trust Class shares of Independence One Fixed Income Fund. Class A shareholders of Independence One Small Cap Fund received Class N shares of the ABN AMRO Select Small Cap Fund. Performance figures above for the ABN AMRO Select Small Cap Fund reflect the performance of the Class A shares of Independence One Small Cap Fund. Trust Class, Class A and Class B shareholders of Independence One Equity Plus Fund received Class I shares of the ABN AMRO Equity Plus Fund. Performance figures above for the ABN AMRO Equity Plus Fund reflect the performance of the Class B shares of Independence One Equity Plus Fund.

(1) Class C Shares and Class R Shares of ABN AMRO Growth Fund commenced operations on December 31, 2002. Since the classes are new, there is no performance information available.

(2) Class R Shares of ABN AMRO/Montag & Caldwell Growth Fund commenced operations on December 31, 2002. Since the class is new, there is no performance information available.

YIELD AND TAX-EQUIVALENT YIELD

         Yield refers to net income generated by an investment over a particular period of time, which is annualized (assumed to have been generated for one year) and expressed as an annual percentage rate. Effective yield is yield assuming that all distributions are reinvested. Effective yield will be slightly higher than the yield because of the compounding effect of the assumed investment. Both yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Funds refers to the income generated by an investment in a Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed.

YIELDS OF MONEY MARKET FUNDS

         The yield of ABN AMRO Investor Money Market Fund, ABN AMRO Treasury Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund and ABN AMRO Institutional Prime Money Market Fund for a seven-day period (the "base period") will be computed by determining the net change in value (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in shares of the Fund at the same rate as net income is earned for the base period.

         The yield and effective yield of the money market Funds will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes, the current and effective yields should be compared to current and effective yields offered by competing financial institutions for the same base period and calculated by the methods described above.

YIELDS OF BOND FUNDS

         The yield of ABN AMRO Bond Fund, ABN AMRO Municipal Bond Fund and ABN AMRO Investment Grade Bond Fund is calculated by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements.

         This calculation can be expressed as follows:

                                         6
           YIELD =         2 [(a - b + 1)  - 1]
                               -----
                                Cd

Where:       a   =   dividends and interest earned during the period

             b   =   expenses accrued for the period (net of reimbursements)

             c   =   the average daily number of shares outstanding during the
                     period that were entitled to receive dividends

             d   =   maximum offering price per share on the last day of the
                     period

         For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by that Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

         Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable "d" in the formula).

         Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original discount (market premium), the yield to maturity is based on the market value.

         With respect to mortgage- or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay-downs"): (i) gain or loss attributable to actual monthly pay-downs are accounted for as an increase or decrease to interest income during the period; and (ii) each Fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or
(b) not to amortize discount or premium on the remaining security.

         For the seven-day period ended October 31, 2002, ABN AMRO Money Market Funds' current, effective and tax-equivalent yields were as follows:


                                                                                                     7-DAY TAX
                                                                                    7-DAY TAX        EQUIVALENT
                                                                      7-DAY        EQUIVALENT        EFFECTIVE
                                                            7-DAY     EFFECTIVE    YIELD AT A TAX    YIELD AT A TAX
                     FUND                        CLASS+     YIELD      YIELD        RATE OF 36%      RATE OF 36%
                     ----                        ------     -----     ---------    -------------    --------------
ABN AMRO Investor Money Market Fund                 N       1.29%      1.30%           N/A              N/A
ABN AMRO Money Market Fund                          I       1.43%      1.44%           N/A              N/A
                                                    S       1.07%      1.08%           N/A              N/A
ABN AMRO Government Money Market Fund               I       1.48 %     1.49%           N/A              N/A
                                                    S       1.15%      1.16%           N/A              N/A
ABN AMRO Treasury Money Market Fund                 I       1.37%      1.38%           N/A              N/A
                                                    S       1.12%      1.13%           N/A              N/A
ABN AMRO Tax-Exempt Money Market Fund               I       1.23%      1.24%           1.92%            1.94%
                                                    S       0.98%       0.99%          1.53%            1.55%
ABN AMRO Institutional Prime Money Market
    Fund                                            Y       1.65%      1.66%           N/A              N/A
                                                   YS       1.40%      1.41%           N/A              N/A
ABN AMRO Institutional Treasury Money
   Market Fund                                      Y         *          *             N/A              N/A
                                                   YS         *          *             N/A              N/A
ABN AMRO Institutional Government
   Money Market Fund                                Y         *          *             N/A              N/A
                                                   YS         *          *             N/A              N/A

------------------
N/A-Not Applicable

+ ABN AMRO Funds, a Massachusetts business trust, was acquired by Alleghany Funds, a Delaware business trust. Alleghany Funds changed its name to the "ABN AMRO Funds." Pursuant to this reorganization, shareholders of the Common Shares Class and Investor Shares Class of ABN AMRO Treasury Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund and ABN AMRO Tax-Exempt Money Market Fund received Class I shares and Class S shares, respectively. Shareholders of the Institutional Shares Class and Institutional Service Shares of Institutional Prime Money Market Fund received Class Y and Class YS shares, respectively.

*        Not in operation during the period.

TAX-EQUIVALENT YIELD OF ABN AMRO MUNICIPAL BOND FUND

         The "tax-equivalent yield" of ABN AMRO Municipal Bond Fund is computed by (a) dividing the portion of the yield (calculated as above) that is exempt from Federal income tax by one minus a stated Federal income tax rate and (b) adding to that figure to that portion, if any, of the yield that is not exempt from Federal income tax.

         The tax-equivalent yield of this Fund reflects the taxable yield that an investor at the stated marginal Federal income tax rate would have to receive to equal the primarily tax-exempt yield from ABN AMRO Municipal Bond Fund. Before investing in this Fund, you may want to determine which investment - tax free or taxable - will result in a higher after-tax yield. To do this, divided the yield on the tax-free investment by the decimal determined by subtracting from one the highest Federal tax rate you pay. For example, if the tax-free yield is 5% and your maximum tax bracket is 36%, the computation is:

5% Tax-Free Yield/(1.00 - 0.36 Tax Rate) = 5%/0.64 = 7.81% Tax Equivalent Yield

         In this example, your after-tax return would be higher from the 5% tax-free investment if available taxable yields are below 7.81%. Conversely, the taxable investment would provide a higher yield when taxable yields exceed 7.81%.

         For the 30-day period ended October 31, 2002, ABN AMRO Municipal Bond Fund had a tax-equivalent yield of 4.64% based on the tax-free yield of 2.97% shown above, and assuming a shareholder is at the 36% Federal income tax rate.

         Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

         ABN AMRO Real Estate Fund may also advertise a 30- day yield figure. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of these Funds refers to the annualized income generated by an investment in the Funds over a specified 30-day period. For the thirty-day period ended October 31, 2002, the yield for ABN AMRO Real Estate Fund - Class N was 4.27%.

                              FINANCIAL STATEMENTS

         The Funds' audited financial statements for the fiscal year ended October 31, 2002 (except for ABN AMRO Global Emerging Markets Fund, ABN AMRO Institutional Government Money Market Fund and ABN AMRO Institutional Treasury Money Market Fund, each of which had not commenced operations during the period), including the report of Ernst & Young LLP, independent auditors are incorporated herein by reference to the Funds' Annual Report as filed with the Securities and Exchange Commission ("SEC"). The Funds' Annual and Semi-Annual Reports are available upon request and without charge.

                                OTHER INFORMATION

         The Prospectuses and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust's Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

         Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI forms a part. Each such statement is qualified in all respects by such reference.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

         A Standard & Poor's Ratings Services ("S&P") commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for commercial paper:

         "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Moody's Investors Service, Inc. ("Moody's") commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch Ratings ("Fitch") short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments, which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Securities are in actual or imminent payment default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

         The following summarizes the ratings used by S&P for corporate and municipal debt:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds represent obligations, which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

         The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

MUNICIPAL NOTE RATINGS

         A S&P note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

         "MIG-1"/ "VMIG-1" - This designation denotes superior credit quality. Excellent protection afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/ "VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

         "MIG-3"/ "VMIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                                                                OCTOBER 31, 2002

[LOGO OMITTED - SHIELD] ABN AMRO ASSET MANAGEMENT

Annual Report 2002

     ABN AMRO ASSET MANAGEMENT (USA) LLC O CHICAGO CAPITAL MANAGEMENT, INC.
             MONTAG & CALDWELL, INC. - TAMRO CAPITAL PARTNERS LLC -
                          VEREDUS ASSET MANAGEMENT LLC

                                                                  ABN AMRO Funds

                                                       CLASS N & I SHARES
                                                       Domestic Equity/Large Cap
                                                       Domestic Equity/Mid Cap
                                                       Domestic Equity/Small Cap
                                                       Sector
                                                       Balanced
                                                       International Equity
                                                       Fixed Income
                                                       Money Market

ABN AMRO Funds

Dear Fellow Shareholder,


The past year has been among the most difficult stock market environments we have ever experienced. Corporate accounting scandals, continued geopolitical risks and an anemic global economy all conspired to create one of the worst bear markets in recent history. While October, the final month of the period, saw a substantial rally, the month's gains were not enough to compensate for earlier losses.

As most often is the case, what troubled the stock market benefited bonds. The Federal Reserve lowered interest rates twice at the beginning of the period, sending bond prices higher and bond yields - which move in the opposite direction of bond prices - lower. As hopes for a strong economic recovery were dashed and stocks continued their volatile downward trajectory, investors flocked to the perceived safety of bonds, with many abandoning the stock market altogether.

This dichotomy points out the importance of two of the key elements of long-term investing: diversification and rebalancing. While the concept of diversification
- establishing a portfolio with set allocations for a number of different asset classes - is relatively easy to understand, rebalancing can seem counterintuitive to many investors.

In order to rebalance a portfolio, investors need to establish a schedule - quarterly or annually are common - to examine their portfolios and make sure they still adhere to their original asset class allocation. Obviously, asset classes that have performed well will now occupy a larger percentage of the portfolio, while the allocations of poorly performing asset classes will have shrunk. To rebalance, an investor would sell a portion of the "hot" asset class and invest more in the "losers" in order to re-establish the original allocations. Essentially, rebalancing forces investors to buy low and sell high.

Having the fortitude to rebalance is not always easy. Long-term investing sometimes requires the discipline to buy when everyone else is selling, and the courage to sell when everyone else is buying. I see this discipline every day among our investment managers. Regardless of the market climate, they have been steadfastly adhering to their investment processes, and the results speak for themselves. ABN AMRO Funds currently has 12 funds rated three stars or higher from Morningstar*, while nine of our funds have been designated Lipper Leaders for Preservation of Capital, Consistent Return and Total Return.

We will continue to strive to exceed your expectations. Your trust is the greatest asset we hold at ABN AMRO Funds.

Sincerely,

/S/ KENNETH C. ANDERSON

Kenneth C. Anderson
President
ABN AMRO Funds



* RATINGS AS OF OCTOBER 31, 2002. FAVORABLE MORNINGSTAR AND LIPPER RATINGS DO NOT NECESSARILY INDICATE POSITIVE RETURNS. VISIT ABNAMROFUNDS.COM FOR THE MOST UP-TO-DATE PERFORMANCE INFORMATION ON THE ABN AMRO FUNDS.


ABN AMRO FUNDS ARE NO-LOAD MUTUAL FUNDS DISTRIBUTED BY ABN AMRO DISTRIBUTION SERVICES (USA) INC., KING OF PRUSSIA, PA 19406. ALTHOUGH THE FUNDS ARE NO-LOAD, OTHER FEES AND EXPENSES DO APPLY AS DESCRIBED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THIS IS NOT AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES OF ANY OF THE FUNDS DESCRIBED. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


             Shareholder Services 800 992-8151 www.abnamrofunds.com
     ABN AMRO Asset Management (USA) LLC - Chicago Capital Management, Inc.
            Montag & Caldwell, Inc. - Veredus Asset Management LLC -
                           TAMRO Capital Partners LLC

TABLE OF CONTENTS

Portfolio Manager Commentaries....................       2
Schedule of Investments...........................      21
Statement of Assets and Liabilities...............      62
Statement of Operations...........................      66
Statement of Changes in Net Assets................      72
Financial Highlights..............................      82
Notes to Financial Statements.....................     105

EQUITY FUNDS
  Chicago Capital Growth Fund
  Montag & Caldwell Growth Fund
  TAMRO Large Cap Value Fund
  Value Fund
  Veredus Select Growth Fund
  Talon Mid Cap Fund
  TAMRO Small Cap Fund
  Veredus Aggressive Growth Fund
  Real Estate Fund
  Veredus SciTech Fund

INDEX AND ENHANCED INDEX FUNDS
  Equity Plus Fund
  Select Small Cap Fund

BALANCED FUNDS
  Chicago Capital Balanced Fund
  Montag & Caldwell Balanced Fund

INTERNATIONAL FUND
  International Equity Fund
  Global Emerging Markets Fund*

BOND FUNDS
  Chicago Capital Bond Fund
  Investment Grade Bond Fund
  Chicago Capital Municipal Bond Fund

MONEY MARKET FUND
  Chicago Capital Money Market Fund


              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

ABN AMRO IS A REGISTERED SERVICE MARK OF ABN AMRO HOLDING N.V. ALL RIGHTS RESERVED. ABN AMRO FUNDS ARE DISTRIBUTED BY ABN AMRO DISTRIBUTION SERVICES (USA) INC. WHICH IS NOT AN ADVISER AFFILIATE.

* As of the date of this annual report, this Fund has not yet commenced operations.

          ABN AMRO FUNDS
------------------------

CHICAGO CAPITAL GROWTH FUND
PORTFOLIO MANAGERS COMMENTARY                                   OCTOBER 31, 2002
--------------------------------------------------------------------------------
                              Bernard F. Myszkowski, CFA & Richard S. Drake, CFA

Q.  How did the Fund perform during the fiscal year ending October 31, 2002?
--------

A. For the twelve-month period that ended October 31, 2002, Chicago Capital Growth Fund, Class N and Class I, posted total returns of -8.76% and -8.51%, respectively. By comparison, the Fund's peer group, the Lipper Large-Cap Growth Fund Index, returned -18.63% and the Fund's benchmark, the Standard & Poor's 500 Index (the "S&P(R) 500 Index"), returned -15.10%.

Q.  Can you describe the investment environment?
--------

A. While the period started with a brief rally in November and December of last year as the stock market rebounded from its post-September 11 drop, signs of continued economic weakness, corporate accounting scandals and increased geopolitical tensions soon manifested themselves in lower stock prices. Although there were some brief and tenuous rallies, the overall tone of the market has been decidedly negative as fears of a "double-dip" recession and anemic economic data prevailed. Despite interest rates at 40-year lows, corporate investment remained subdued. Even the seemingly unstoppable American consumer, often held up as the catalyst to bring the economy out of its doldrums, began to flag toward the end of the period as increasing job losses began to take their toll.

    Throughout the period, we've kept our focus on the long term, selecting good quality companies with strong sales, return-on-equity and earnings stability. We buy stocks with the intention of holding them for years, not months.

Q.  What were the key  contributors  to the Fund's  performance  during the past
--------
    year?

A. We believe that our long-term focus, sector diversification and risk controls were the keys to our outperforming our benchmark and peer group. One of our strongest performers was H&R Block (2.50% of net assets), which we added toward the beginning of the period. Best known for their tax-preparation service, H&R Block has been successful in leveraging their brand to add new services for its customers, including mortgages and financial planning. We also added Medtronic (3.41%), a leading manufacturer of medical devices including pacemakers and defibrillators. With strong management and a great product line, Medtronic has proved to be an excellent addition to our portfolio.

    While we are still overweight in technology, we have reduced our exposure over the period. Until we see clear signs of an economic recovery, we don't expect corporations to increase their capital spending, and most technology companies will continue to underperform as a result.

Q.  What is your outlook?
--------

A. Investors currently are focused almost exclusively on the negative, and we don't expect that to change until the economy shows signs of continued improvement. Once a recovery is more clearly in sight, we anticipate that investors will begin to move back into the stock market, which should improve both expectations and valuations, particularly for companies with consistent and predictable earnings growth.

    Regardless of the slope and timing of the recovery, we will continue to manage the Fund as we always have. We believe we have a portfolio of high-quality growth companies that could provide us with strong long-term performance and we will continue to be fully invested throughout this volatile period.


[BEGIN SIDEBAR]
                                 CHICAGO CAPITAL
                              GROWTH FUND--CLASS N
                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  Chicago
            Capital Growth Fund -                         Lipper Large-Cap
               Class N Shares         S&P(R) 500 Index    Growth Fund Index
12/13/93            10000                  10000                10000
10/31/94            10173                  10360                10535
10/31/95            13088                  13096                13371
10/31/96            16619                  16250                16021
10/31/97            20801                  21466                20482
10/31/98            26090                  26185                24417
10/31/99            33321                  32902                33489
10/31/00            39858                  34902                36449
10/31/01            29514                  26215                21771
10/31/02            26929                  22256                17715

THIS CHART COMPARES A $10,000 INVESTMENT MADE IN CLASS N SHARES OF THE FUND ON ITS INCEPTION DATE TO $10,000 INVESTMENTS MADE IN THE INDICES (S&P(R) 500 INDEX AND LIPPER LARGE-CAP GROWTH FUND INDEX) ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. THE PRINCIPAL VALUE AND INVESTMENT RETURN OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST IN THEM.

                      Average Annual
                   Total Returns - Class N
                   -----------------------
One Year                  (8.76)%
Five Year                  5.30%
Since Inception           11.80%

                        Average Annual
                   Total Returns - Class I
                  -----------------------
One Year                   (8.51)%
Five Year                    N/A
Since Inception           (12.82)%

Chicago Capital Growth Fund seeks long-term total return through a combination of capital appreciation and current income. In seeking to achieve its investment objective, the Fund invests primarily in common stocks, preferred stocks and convertible securities. Chicago Capital Management, Inc. ("CCM") is the Adviser for the Fund. The Fund offers two classes of shares: Class N (Retail) shares, which commenced investment operations on December 13, 1993 and Class I (Institutional) shares, which commenced investment operations on July 31, 2000. [END SIDEBAR]

          ABN AMRO FUNDS
------------------------

MONTAG & CALDWELL GROWTH FUND
PORTFOLIO MANAGER COMMENTARY                                    OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                                        Ronald E. Canakaris, CFA

Q.  How did the Fund perform during the fiscal year ended October 31, 2002?
--------

A. For the twelve-month period that ended October 31, 2002, Montag & Caldwell Growth Fund, Class N and Class I, returned -15.16% and -14.91%, respectively. By comparison, the Fund's peer group, the Lipper Large-Cap Growth Fund Index, returned -18.63%, while the Fund's benchmark, the S&P(R) 500 Index, returned -15.10%.

Q.  How would you describe the investment environment?
--------

A. Over the course of the past twelve months, we saw the economy begin to move from recession to a slow recovery. This transition lies at the root of much of the volatility we've seen in the market. Early in the period, markets rallied back from the events of September 11 in anticipation of better economic conditions in 2002. Investor faith was soon shaken, however, by a steady stream of corporate accounting scandals and continued unrest in the Middle East, causing stocks to fall for most of the period. While October brought a strong rally, it was not enough to compensate for the weakness we had experienced earlier in the year.

Q.  What factors affected the Fund's performance?
--------

A. A lack of pricing power and continued excess capacity have created a challenging environment for corporate earnings. In many ways, the current situation is similar to the U.S. economy of the 1960s, with low inflation, low interest rates, and low corporate profit growth. In this environment, we continue to search for good quality companies that can reach double-digit growth regardless of the slope of the recovery. With inflation and interest rates at historic lows and accounting standards tightened, companies that can still achieve consistent profit growth are likely to be rewarded with higher price-earnings multiples.

    Our overweight in the consumer staples sector proved to be advantageous to the portfolio, with strong relative returns from Procter & Gamble (4.62%) and Coca-Cola (4.88%). Our below-index weighting in technology also aided performance, even as our strongest performer of the twelve-month period - videogame-maker Electronic Arts (2.92%) - came from the sector. While our views on the technology sector have improved as valuations have come down, we remain wary. Profits in the technology sectors are likely to prove disappointing due to excess capacity and a slow recovery in capital spending.

Q.  What is your outlook?
--------

A. We continue to believe that the combination of low inflation, low interest rates and an accommodative Federal Reserve (the "Fed") will keep the economy out of a "double-dip" recession. That said, the economic recovery is likely to be moderate, but ongoing. Stocks have fallen to the point where their valuations are reasonable relative to bond yields, and consumer spending continues to hold up well. While the market may have gotten a little ahead of itself in October, we believe that stocks will work their way higher over the next twelve months.

    In addition, we are entering the third year of President Bush's tenure in office. Since World War II, every third year of a president's term has been a positive for the market, with an average gain of 18%. We pay attention to historical trends that tend to be repeated, particularly if they make sense to us. In the typical pattern, a president will work through the country's economic problems early on in his term, then use the third year to boost the economy in time for re-election. We expect to see additional fiscal stimuli put in place early in 2003.

[BEGIN SIDEBAR]
                                MONTAG & CALDWELL
                              GROWTH FUND--CLASS N
                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    Montag &
             Caldwell Growth Fund                         Lipper Large-Cap
               - Class N Shares       S&P(R) 500 Index    Growth Fund Index
11/02/94            10000                  10000                10000
10/31/95            13187                  12641                13177
10/31/96            17131                  15685                15789
10/31/97            22925                  20720                20184
10/31/98            27027                  25277                24062
10/31/99            34958                  31761                33001
10/31/00            34623                  33692                35918
10/31/01            28608                  25306                21454
10/31/02            24271                  21485                17457

THIS CHART COMPARES A $10,000 INVESTMENT MADE IN CLASS N SHARES OF THE FUND ON ITS INCEPTION DATE TO $10,000 INVESTMENTS MADE IN THE INDICES (S&P(R) 500 INDEX AND LIPPER LARGE-CAP GROWTH FUND INDEX) ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. THE PRINCIPAL VALUE AND INVESTMENT RETURN OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST IN THEM.

                      Average Annual
                  Total Returns - Class N
                  -----------------------
One Year                  (15.16)%
Five Year                   1.15%
Since Inception            11.73%


                     Average Annual
                   Total Returns - Class I
                   -----------------------
One Year                 (14.91)%
Five Year                  1.44%
Since Inception            7.50%

Montag & Caldwell Growth Fund seeks long-term capital appreciation consistent with investments primarily in a combination of equity and convertible securities. Capital appreciation is emphasized, and generation of income is secondary. Montag & Caldwell, Inc. ("Montag & Caldwell") is the Adviser for the Fund. The Fund offers two classes of shares: Class N (Retail) shares, which commenced investment operations on November 2, 1994 and Class I (Institutional) shares, which commenced investment operations on June 28, 1996.
[END SIDEBAR]

          ABN AMRO FUNDS
------------------------

TAMRO LARGE CAP VALUE FUND
PORTFOLIO MANAGER COMMENTARY                                    OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                                            Philip D. Tasho, CFA

Q.  How did the Fund perform during the fiscal year ending October 31, 2002?
--------

A. For the twelve-month period that ended October 31, 2002, TAMRO Large Cap Value Fund, Class N, returned -12.01%. By comparison, the Fund's peer group, the Lipper Large-Cap Value Index, returned -14.27% and its benchmark, the S&P(R)/Barra Value Index, returned -15.78%.

Q.  How would you describe the investment environment?
--------

A. While the ingredients for a recovery from a recession - subdued inflation, low interest rates and an accommodative - were all in place, these positive developments were more than offset by concerns over a potential war with Iraq and questions about the sustainability of strong consumer spending.

Q.  What factors affected the Fund's performance?
--------

A. Of our three investment themes - restructuring, consolidation and new products - consolidation has been the most prominent in this economic environment. With corporate spending tightened, companies have been investing less in research and development, which limits new products, and while a large number of companies are attempting to restructure, investors are far less willing to allow for the missteps and setbacks that often accompany restructuring. Consolidation, however, has continued to be a successful strategy, with a number of companies acquiring competitors at bargain prices.

    One key consolidator has been Berkshire Hathaway (4.66%). Berkshire was able to use the volatility following September 11 to consolidate its position in the insurance industry. When insurance pricing began to improve, Berkshire benefited dramatically. Similarly, Washington Mutual (3.42%), a leading consolidator in Savings & Loans, benefited from the year-long decline in mortgage rates and the continued strength of the housing market.

    We also acquired convertible preferred securities of Motorola (1.32%) and Capital One (1.53%). These securities offer a high current yield, but will ultimately be converted into common stock. Despite challenging market conditions, Motorola has returned to profitability after undergoing substantial restructuring over the past couple of years. Capital One is a leading credit card marketer that differentiates itself on its superior use of technology in marketing and credit decisions. The company's low valuation reflects the risks associated with increased regulatory scrutiny and a modest economic slowdown, but does not reflect the company's opportunities to leverage its technology in new areas.

    The sector weightings that result from our bottom-up stock picking indicate where we currently find value. At the end of the period, we were most heavily weighted in finance, consumer discretionary and consumer staples, while we were most underweight in materials, utilities and energy. Thematically, the portfolio is 65% consolidation, 30% restructurings and 5% new products.

Q.  What is your outlook?
--------

A. We remain optimistic that the economy is beginning to emerge from its slowdown, but continue to believe that the recovery will be more muted than those in the past. Pent-up consumer demand has typically been a key driver of economic recoveries, but with consumers maintaining high levels of spending throughout the slow-down, pent-up demand is likely to be weak. Without a new surge in consumer spending, we suspect that a slow, gradual recovery is most likely. A rebound in the global marketplace, which has been almost uniformly weak, could help accelerate growth in the United States.


[BEGIN SIDEBAR]
                                   TAMRO LARGE
                                 CAP VALUE FUND
                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            TAMRO Large       S&P(R)/Barra   Lipper Large Cap
           Cap Value Fund      Value Index   Value Fund Index
11/30/00        10000              10000          10000
04/30/01        10570              10495          10139
10/31/01         9689               8599           8805
04/30/02        10232               8935           9280
10/31/02         8525               7241           7549

THIS CHART COMPARES A $10,000 INVESTMENT MADE IN THE FUND ON ITS INCEPTION DATE TO $10,000 INVESTMENTS MADE IN THE INDICES (S&P(R)/BARRA VALUE INDEX AND LIPPER LARGE-CAP VALUE FUND INDEX) ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. THE PRINCIPAL VALUE AND INVESTMENT RETURN OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST IN THEM.

                  Average Annual
                   Total Returns
                 ----------------
One Year             (12.01)%
Five Year               N/A
Since Inception       (7.98)%

TAMRO Large Cap Value Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of improving quality, large-capitalization U.S. companies. TAMRO Capital Partners LLC ("TAMRO") is the Adviser to the Fund, which commenced operations on November 30, 2000.
[END SIDEBAR]

          ABN AMRO FUNDS
------------------------

VALUE FUND
PORTFOLIO MANAGER COMMENTARY                                    OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                                                    Team Managed

Q.  How did the Fund perform during the fiscal year ending October 31, 2002?
--------

A. For the twelve-month period that ended October 31, 2002, Value Fund, Class N, returned -7.58%. In comparison, the Fund's peer group, the Lipper Large-Cap Value Index, returned -14.27%, while the Fund's benchmark, the S&P(R)/BARRA Value Index, returneD -15.78%.

Q.  How would you describe the investment environment?
--------

A. With continued - albeit slow - economic growth, low inflation and low interest rates, the macroeconomic backdrop for this period doesn't look as bad as the overall market's performance would make it seem. Concerns over both the level and quality of corporate earnings and corporate misdeeds have been far more responsible for the market's woes, compounded by continued geopolitical uncertainty. That said, value stocks dramatically outpaced their growth stock counterparts as investors gravitated toward more stable industry sectors and reasonably priced stocks.

    In this environment, stock selection has been crucial. The differential between the performance of industry sectors has been dwarfed by the performance differential between stocks within sectors. While sector selection still matters, investors have been far more focused on the quality of a company's balance sheet and management team. Successful stocks could be found in almost every industry sector.

Q.  What factors impacted the Fund's performance?
--------

A. We believe that our outperformance beyond our benchmark and peer group can be explained in one word - quality. While we seek out stocks that are selling at reasonable valuations, we are not willing to sacrifice quality for cheapness, and this has greatly benefited the Fund's performance over the period.

    The strongest contributors to the Fund's performance were found in the leisure and media industries. Advertising, which had virtually stopped in the wake of September 11, strongly rebounded in 2002 and our stocks in the media sector, including Gannett (1.88%), Tribune (0.89%) and Viacom (1.90%), all performed well as a result.

    Our holdings in the energy sector also contributed to the Fund's performance. We avoided companies involved in energy trading which were hurt badly in the wake of the Enron scandal, and instead chose those in more heavily regulated industries, like Keyspan (0.64%), a holding company for gas distributors. While investors in a more bullish market environment often avoid these companies, their steady income streams and high yields proved popular this year.

Q.  What factors will shape the market's performance in the year to come?
--------

A. While October 2002 saw a strong rally in the market, it did not necessarily herald a return to strong growth for the economy. We remain concerned about consumer leverage. The American consumer, long held up as the savior of the economy, is deep in debt, and car and housing sales will not stay strong forever. We're optimistic, however, that the restructuring currently going on in corporate America will allow earnings to strengthen, giving companies an impetus to increase capital spending.


[BEGIN SIDEBAR]
                                   VALUE FUND
                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        S&P(R)/Barra    Lipper Large-Cap    Russell 1000
           Value Fund    Value Index    Value Fund Index    Value Index
01/04/93     10000          10000            10000             10000
12/31/93     10666          11860            11327             11807
12/31/94     10666          11785            11347             11573
12/31/95     14082          16145            15119             16013
12/31/96     16959          19697            18305             19478
12/31/97     22131          25603            23516             26330
12/31/98     23340          29362            27806             30446
12/31/99     25941          33096            30803             32683
12/31/00     25765          35108            31404             34974
10/31/01     20907          28712            26580             30487
10/31/02     19321          24181            22787             27432

THIS CHART COMPARES A $10,000 INVESTMENT MADE IN THE FUND ON ITS INCEPTION DATE TO $10,000 INVESTMENTS MADE IN THE INDICES (S&P(R)/BARRA VALUE INDEX, LIPPER LARGE-CAP VALUE FUND INDEX AND RUSSELL 1000 VALUE INDEX) ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. THE PRINCIPAL VALUE AND INVESTMENT RETURN OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST IN THEM.

                  Average Annual
                   Total Returns
                  --------------
One Year              (7.58)%
Five Year             (1.36)%
Since Inception        6.94%

Value Fund seeks to provide total return through long-term capital appreciation and current income. The Fund invests primarily in common stocks that are undervalued and have good prospects for earnings growth. AAAM is the Adviser for the Fund, which commenced operations on January 4, 1993. Effective December 31, 2001, MFS Institutional Advisers, Inc. became the Sub-Adviser of the Fund. Prior to that, Mellon Equity Associates LLP was the Sub-Adviser.
[END SIDEBAR]

          ABN AMRO FUNDS
------------------------

VEREDUS SELECT GROWTH FUND
PORTFOLIO MANAGERS COMMENTARY                                   OCTOBER 31, 2002
--------------------------------------------------------------------------------
    B. Anthony Weber, Charles P. McCurdy, Jr., CFA & Charles F. Mercer, Jr., CFA

Q.  How did the Fund perform during the fiscal year ended October 31, 2002?
--------

A. Since its inception date of December 31, 2001 through October 31, 2002, Veredus Select Growth Fund, Class N, returned -27.10%. By comparison, the Fund's peer group, the Lipper Multi-Cap Core Fund Index, produced a total return of -21.74%, while the Fund's benchmark, Russell 1000 Index, returned -21.54%.

Q.  How did you select stocks for the portfolio?
--------

A. Instead of focusing on hot stocks or sectors, we take a disciplined, process-driven approach to find the right mid- and large-cap companies to hold in our portfolio. Our underlying philosophy guides our investment management process: We believe that positive earnings surprise is the key driver of stock price change. With our bottom-up quantitative research process, we start with the entire universe of 7,000 mid-to-large cap companies, and then narrow this down to approximately 200 companies using our proprietary earnings revision model. We then examine balance sheets to find companies that are making more than they are spending. This usually brings the list down to about 125 stocks. At this point, we apply closer scrutiny to the fundamentals to pare the list down to 50 to 70 names.

Q.  What factors have affected the Fund's performance?
--------

A. The past twelve months have been difficult for stocks across the board. A weak economic environment and a number of external factors, including the threat of a war with Iraq and a crisis of confidence in corporate governance, created the worst stock market environment we can remember.

    That said, there were a few bright spots in our portfolio. We found some success in the media industry, particularly with our largest holding, Gannett (4.21%), the owner of a large number of newspapers and television stations. Deregulation helped Gannett to improve its operating margins, while an improvement in local television advertising rates aided the profits of its broadcast division. Similarly, Fox (4.06%) benefited not only from improved ad spending but also from improved ratings, which gave them the leverage to raise their asking rates for advertising.

    Nextel (2.61%), the wireless phone company, was another successful holding. Instead of continuing to invest in the latest wireless technologies (and incur more debt), Nextel decided to focus on its core customers and get its financial house in order. By limiting capital spending, Nextel was able to control its cash flow and buy back debt.

Q.  What is your outlook?
--------

A. We continue to believe that the American consumer will lead the global economic recovery. With interest rates at historic lows and mortgage refinancings continuing at a record pace, the consumer should be able to stay strong until corporations begin to step up their own spending. While the economic recovery has been slow, we believe that investors will be rewarded for their patience when the recovery finally gains momentum.


[BEGIN SIDEBAR]
                                 VEREDUS SELECT
                                   GROWTH FUND
                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          Veredus Select                        Russell 1000    Lipper Multi-Cap
            Growth Fund    Russell 1000 Index   Growth Index     Core Fund Index
12/30/01     10000              10000              10000            10000
04/30/02      9030               9497               8946             9566
10/31/02      7290               7846               7348             7826

THIS CHART COMPARES A $10,000 INVESTMENT MADE IN THE FUND ON ITS INCEPTION DATE TO $10,000 INVESTMENTS MADE IN THE INDICES (RUSSELL 1000 INDEX, RUSSELL 1000 GROWTH INDEX AND LIPPER MULTI-CAP CORE FUND INDEX) ON THAT DATE. ALL DIVIDENDS AND CAPTIAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. THE PRINCIPAL VALUE AND INVESTMENT RETURN OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST IN THEM.

                   Total Returns
                   -------------
One Year                N/A
Five Year               N/A
Since Inception      (27.10)%

Veredus Select Growth Fund seeks to provide capital appreciation. The Fund invests primarily in growth stocks of mid-cap and large-cap companies whose earnings are growing, or are expected to grow, at an accelerated rate. Veredus Asset Management LLC ("Veredus") is the Adviser for the Fund, which commenced investment operations on December 31, 2001.
[END SIDEBAR]

          ABN AMRO FUNDS
------------------------

TALON MID CAP FUND
PORTFOLIO MANAGER COMMENTARY                                    OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                                               Thyra E. Zerhusen

Q.  How did the Fund perform during the fiscal year ending October 31, 2002?
--------

A. For the twelve-month period that ended October 31, 2002, Talon Mid Cap Fund, Class N, returned -7.88%. By comparison, the Fund's peer group, the Lipper Mid-Cap Value Index, produced a total return of -6.92%, while the Fund's benchmark, the S&P(R) 400 Mid-CaP Index, returned -4.78%.

Q.  How would you describe the investment environment?
--------

A. There's no question that the year has been extremely difficult, both for the Fund and the market overall. Objectively, the market environment doesn't look that bad - productivity has been increasing, interest rates are low, and inflation is in check - but the uncertainty surrounding the geopolitical situation in the Middle East and concerns regarding corporate accounting made investors skittish throughout most of the period. While the rally in October 2002 certainly aided the market's mood (and the Fund's performance), it's too early to tell if that marked a turning point or was just another manifestation of the market's volatility.

    Throughout the period, we have used the market's swings as opportunities to purchase companies with good growth potential that we believe have been temporarily undervalued.

Q.  What were the key contributors to the Fund's performance during the
--------
    past year?

A. Our overweight in technology stocks was by far the biggest influence on the Fund's performance. For the majority of the period, technology stocks were all painted with the same broad brush, and a negative comment from one influential company could bring down the entire sector. While this hurt the Fund's performance, particularly in the May through September period, it also brought valuations on some of our companies down to extremely low levels, and we were able to benefit by increasing some positions at very reasonable prices.

    While our technology holdings overall proved to be a drag on performance, one of our best performers came from the sector. Yahoo! (4.35%) rose more than 30% for the year, as Web advertising spending began to pick up. Hearst Argyle Television (2.01%), a more traditional media company, also benefited from the pick-up in advertising spending. Unisys, our largest holding, proved disappointing over the period. While the company has been gaining market share and winning major contracts, the stock has been hurt by negative news from other technology services companies.


    Over the last year, we initiated a new position in BorgWarner (3.36%), a leading manufacturer of automotive power train systems. The company introduced a fuel efficient diesel turbocharger and has been very successful in gaining new European customers. While the company has been growing both the top- and bottom-line at double-digit rates, the stock is still selling at a very attractive valuation.

Q.  What is your outlook?
--------

A. While this has been an incredibly difficult market, we're beginning to see the light at the end of the tunnel. As we mentioned, the economic data is mildly positive, and the SEC crackdown on corporate accounting should eventually restore investors' faith in the integrity of reported earnings. The greatest uncertainty now lies with the geopolitical tensions centered in the Middle East. If the situation there is stabilized, we're confident that the American economy and stock market can get back on the right track.


[BEGIN SIDEBAR]
                                      TALON
                                  MID CAP FUND
                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              Talon Mid     S&P(R) 400     Lipper Mid-Cap
              Cap Fund     Mid-Cap Index  Value Fund Index
09/19/94       10000          10000           10000
10/31/94       10250           9921            9968
10/31/95       12189          12025           11451
10/31/96       15420          14111           13733
10/31/97       20582          18721           17579
10/31/98       18413          19974           16281
10/31/99       18840          24180           17782
10/31/00       26201          31833           21113
10/31/01       27097          27870           20613
10/31/02       24963          26538           19186

THIS CHART COMPARES A $10,000 INVESTMENT MADE IN THE FUND ON ITS INCEPTION DATE TO $10,000 INVESTMENTS MADE IN THE INDICES (S&P(R) 400 MID-CAP INDEX AND LIPPER MID-CAP VALUE FUND INDEX) ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. THE PRINCIPAL VALUE AND INVESTMENT RETURN OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST IN THEM.

                  Average Annual
                   Total Returns
                  --------------
One Year              (7.88)%
Five Year              3.94%
Since Inception       11.93%

Talon Mid Cap Fund seeks long-term total return through capital appreciation. The Fund invests primarily in stocks of companies believed by Talon Asset Management, Inc. ("Talon") to have prospects for long-term growth. The Fund, which commenced investment operations on September 19, 1994, may also invest in preferred stock and debt securities, including those which may be convertible into common stock. CCM is the Adviser for the Fund and Talon is the Sub-Adviser. [END SIDEBAR]

          ABN AMRO FUNDS
------------------------

TAMRO SMALL CAP FUND
PORTFOLIO MANAGER COMMENTARY                                    OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                                            Philip D. Tasho, CFA

Q.  How did the Fund perform during the fiscal year ended October 31, 2002?
--------

A. For the twelve-month period ended October 31, 2002, TAMRO Small Cap Fund, Class N, returned -1.59%. By comparison, the Fund's peer group, the Lipper Small-Cap Core Fund Index, produced a total return of -9.10%, while the Fund's benchmark, the Russell 2000 Index, returned -11.57%.

Q.  How did you view the market environment over the period?
--------

A. Even though the ingredients for an economic recovery - subdued inflation, low interest rates and an accommodative Fed - were all in place, those positive attributes were more than offset by concerns over a potential war with Iraq and questions about the sustainability of strong consumer spending.

Q.  What factors contributed to the Fund's outperformance?
--------

A. Of our three investment themes - restructuring, consolidation and new products - consolidation has been most prominent in this economic environment. With the onset of tighter corporate purse strings, companies have been investing less in research and development, which limits new products, and while a large number of companies are attempting to restructure, investors are far less willing to allow for the missteps and setbacks that often accompany restructuring. Consolidation, however, has continued, with a number of companies taking advantage of the weak economic environment to acquire competitors at bargain prices.

    One major reason for our outperformance during the period was our large overweight in consumer discretionary companies. With consumer spending acting as the bedrock of the economy, many of the restaurants and retailers in our portfolio benefited. Housing stocks, like KB Home (2.79%), benefited from the continued strength of the housing market.

    We're particularly excited about some of the new additions to the portfolio. AMN Healthcare (1.32%) is the largest provider of traveling nurses in the U.S. This company's stock has fallen to attractive levels as its growth rate has slowed from more than 50% to a more sustainable 15-25%. In addition to having the largest market share in the industry, the company has a clean balance sheet and is generating free cash flow. The Scotts Company (1.11%) is the dominant marketer of garden products, with brands such as Scotts, Miracle-Gro and Roundup. The company's strong marketing, combined with a demographic shift toward household activities, is leading to healthy earnings gains.

    The sector weightings that result from our bottom-up stock picking style indicate where we find value. Consumer discretionary, financials and technology are currently the most heavily weighted sectors in the portfolio, while we are most underweight in utilities, telecommunications and materials. Thematically, the portfolio is weighted 62% in consolidation, 24% in restructuring and 14% in new products.

Q.  What is your outlook?
--------

A. We remain optimistic that the economy is beginning to emerge from its slowdown, but continue to believe that the recovery will be more muted than those in the past. Pent-up consumer demand has typically been a key driver of economic recoveries, but with consumers maintaining high levels of spending throughout the slow-down, pent-up demand is likely to be weak. Without a new surge in consumer spending, we suspect that a slow, gradual recovery is most likely. A rebound in the global marketplace, which has been almost uniformly weak, could help accelerate growth in the United States.


[BEGIN SIDEBAR]
                                   TAMRO SMALL
                                    CAP FUND
                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            TAMRO Small                         Lipper Small-Cap
             Cap Fund      Russell 2000 Index   Core Fund Index
11/30/00       10000             10000               10000
04/30/01       11460             10947               10945
10/31/01       10774              9729               10220
04/30/02       13928             11678               12229
10/31/02       10603              8603                9289

THIS CHART COMPARES A $10,000 INVESTMENT MADE IN THE FUND ON ITS INCEPTION DATE TO $10,000 INVESTMENTS MADE IN THE INDICES (RUSSELL 2000 INDEX AND LIPPER SMALL-CAP CORE FUND INDEX) ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. THE PRINCIPAL VALUE AND INVESTMENT RETURN OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST IN THEM.

                  Average Annual
                   Total Returns
                  --------------
One Year              (1.59)%
Five Year               N/A
Since Inception        3.10%

TAMRO Small Cap Fund seeks to provide long-term capital appreciation. The Fund invests primarily in a blended portfolio of growth and value stocks of small-capitalization companies. The Fund may also invest in real estate investment trusts (REITs), securities outside the small-cap range and cash equivalent securities. TAMRO is the Adviser to the Fund, which commenced operations on November 30, 2000.
[END SIDEBAR]

          ABN AMRO FUNDS
------------------------

VEREDUS AGGRESSIVE GROWTH FUND
PORTFOLIO MANAGERS COMMENTARY                                   OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                 B. Anthony Weber & Charles P. McCurdy, Jr., CFA

Q.  How did the Fund perform during the fiscal year ended October 31, 2002?
--------

A. For the twelve-month period that ended October 31, 2002, Veredus Aggressive Growth Fund, Class N and Class I, returned -34.76% and -34.62%, respectively. In comparison, the Fund's peer group, the Lipper Small-Cap Growth Fund Index, returned -18.22% and its benchmark, the Russell 2000 Growth Index, returned -21.57%.

Q.  How would you describe the investment environment?
--------

A. This has been, without question, the most difficult investing environment we have ever experienced. Even as the economic climate remained relatively benign - characterized by low interest rates, low inflation and continued productivity gains - external factors - including fears of a war with Iraq and a crisis of confidence in the integrity of corporate America - served to drive investors away from the stock market. In a classic display of the dynamics of supply and demand, stock prices dropped across the board as investors chased the perceived safety of the bond markets.

Q.  What factors affected the Fund's performance?
--------

A. Throughout the period, we have strictly adhered to our investment process, seeking out stocks with consistent upward earnings revisions. The one theme that has arisen from our process is the continued strength of the consumer. The consumer, driven by low interest rates, has maintained a high level of spending even as the economy declined. For us, this translated into a higher level of earnings visibility - a key component of our process - for consumer discretionary companies than for any other sector.

    Our underperformance versus our peers and benchmark largely can be attributed to our weightings in the technology sector. In November and December of 2001, we were hurt badly by our underweighting in technology when the sector led the post-September 11 rally. At the beginning of 2002, we shifted back into the sector when it appeared that the economy would rebound strongly. This move proved to be too early and too aggressive, and we have maintained an underweight in technology since then. While valuations in the sector have improved, we believe that a lack of corporate spending and excess inventory will prevent any sustainable earnings growth for the foreseeable future.

    Ironically, our reduced weighting in technology hindered performance when the sector led a market rally in October 2002. Although the economic environment is very different than it was in the late 1990's, investors still seem to equate technology with growth. Given the sector's excess inventories and the weak levels of capital expenditures, we don't believe this technology rally is sustainable.

Q.  What is your outlook?
--------

A. We continue to believe that the American consumer will lead the global economic recovery. With interest rates at historic lows and mortgage refinancings continuing at a record pace, the consumer should be able to stay strong until corporations begin to step up their own spending. While the economic recovery has been slow, we believe that investors will be rewarded for their patience when the recovery finally gains momentum.


[BEGIN SIDEBAR]
                               VEREDUS AGGRESSIVE
                              GROWTH FUND--CLASS N
                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             Veredus Aggressive
                Growth Fund -      Russell     Russell 2000    Lipper Small-Cap
                Class N Shares    2000 Index   Growth Index    Growth Fund Index
06/30/98             10000          10000          10000            10000
10/31/98              8620           8311           8169             7915
10/31/99             16630           9547          10561            11215
10/31/00             25502          11209          12269            15418
10/31/01             22931           9612           8403             8609
10/31/02             14961           8500           6590             7040

THIS CHART COMPARES A $10,000 INVESTMENT MADE IN THE FUND ON ITS INCEPTION DATE TO $10,000 INVESTMENTS MADE IN THE INDICES (RUSSELL 2000 INDEX, RUSSELL 2000 GROWTH INDEX AND LIPPER SMALL-CAP GROWTH FUND INDEX) ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

TECHNOLOGY COMPANIES PRESENT SPECIAL RISKS TO INVESTORS INCLUDING SECTOR CONCENTRATION AND SMALL COMPANY STOCK RISK. INVESTMENTS CONCENTRATED IN A SPECIAL INDUSTRY OR SECTOR MAY BE SUBJECT TO GREATER MARKET RISK AND MAY BE MORE VOLATILE.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. THE PRINCIPAL VALUE AND INVESTMENT RETURN OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST IN THEM.

                         Average Annual
                     Total Returns - Class N
                     -----------------------
One Year                    (34.76)%
Five Year                      N/A
Since Inception               9.73%

                         Average Annual
                     Total Returns - Class I
                     -----------------------
One Year                    (34.62)%
Five Year                      N/A
Since Inception             (33.80)%

Veredus Aggressive Growth Fund seeks to provide capital appreciation by investing primarily in equity securities of companies with accelerating earnings. Veredus is the Adviser for the Fund. The Fund offers two classes of shares: Class N (Retail) shares, which commenced investment operations on June 30, 1998 and Class I (Institutional) shares, which commenced investment operations on October 5, 2001.
[END SIDEBAR]

          ABN AMRO FUNDS
------------------------

REAL ESTATE FUND
PORTFOLIO MANAGER COMMENTARY                                    OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                                                Nancy J. Holland

Q.  How did the Fund perform during the fiscal year ending October 31, 2002?
--------

A. For the twelve-month period that ended October 31, 2002, Real Estate Fund, Class N, produced a total return of 6.62%. By comparison, the Fund's peer group, the Lipper Real Estate Fund Index, returned 7.04% and the Fund's benchmark, the Morgan Stanley REIT Equity Index, returned 6.69%.

Q.  How would you describe the investment environment?
--------

A. Real estate stocks performed well and moved into the mainstream of investing over the period, as increasing numbers of investors turned to Real Estate Investment Trusts (REITs) as a higher-yielding alternative to bonds.

    Although their stock returns were strong, real estate companies were not altogether immune to the weakness in the economy. Vacancy rates have risen and fundamentals are weaker than they were a year ago. Our emphasis on quality, however, has shielded us from some of the downside inherent in deteriorating fundamentals. Low-quality REITs -- which attracted many new REIT investors initially drawn to their relatively high yields -- performed well during the first half of the period. But the second half of the year saw a "flight to quality" when many low-quality REITs announced disappointing earnings. High-quality REITs have done a much better job of meeting investor expectations, and we believe they'll continue to be rewarded for that.

Q.  What factors affected the Fund's performance over the period?
--------

A. Our overweight position in the retail sector proved beneficial to the Fund. Retail has benefited from the continued strength of consumer spending. Two of our strongest performers in the sector, Pan Pacific Retail Properties (2.81%) and Weingarten Realty Investors (1.92%), both specialize in local shopping centers with strong grocery store anchors. These convenient "all-in-one" destinations thrived as Americans began to spend more time at home in the wake of September 11. REITs that specialize in malls, including CBL (3.47%) and General Growth Properties (4.87%), also performed well.

    Perhaps surprising, considering the sad state of the office market, we remained overweight in office REITs. We found success in the sector by focusing on niche markets. Alexandria Real Estate (3.26%), for example, focuses solely on office space for life sciences companies. This niche focus insulated them from the broader downturn in the office market as the specialized needs of life sciences companies ensured strong demand.

    We remained underweight in the apartment sector. Because of their extremely short leases, apartments tend to be the first sector to respond to economic weakness. In addition, continued low interest rates have spurred many former apartment dwellers to purchase their own homes, further driving down demand.

Q.  What is your outlook?
--------

A. Assuming a slow economic recovery, we're expecting REITs to essentially tread water as we move into 2003, maintaining their attractive 7% dividend while posting flat to slightly negative earnings. As long-term, diversified investors, we'll continue to search for opportunities to position the portfolio to benefit from the economic recovery while managing the risks associated with the volatile markets.


[BEGIN SIDEBAR]
                                REAL ESTATE FUND
                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                  Morgan Stanley       Lipper Real
              Real Estate Fund   REIT Equity Index  Estate Fund Index
12/31/97            10000             10000             10000
12/31/99             8721              8310              8461
12/31/99             8431              7932              8136
12/31/00            10856             10059             10216
10/31/01            10806             10453             10357
10/31/02            11522             11152             11086

THIS CHART COMPARES A $10,000 INVESTMENT MADE IN THE FUND ON ITS INCEPTION DATE TO $10,000 INVESTMENTS MADE IN THE INDICES (MORGAN STANLEY REIT EQUITY INDEX AND LIPPER REAL ESTATE FUND INDEX) ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

REAL ESTATE FUNDS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN DIVERSIFIED FUNDS BECAUSE OF THE CONCENTRATION IN A SPECIFIC INDUSTRY OR GEOGRAPHICAL SECTOR. RISKS ALSO INCLUDE DECLINES IN THE VALUE OF REAL ESTATE, GENERAL AND ECONOMIC CONDITIONS, CHANGES IN THE VALUE OF UNDERLYING PROPERTY AND DEFAULTS BY BORROWERS.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. THE PRINCIPAL VALUE AND INVESTMENT RETURN OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST IN THEM.

                         Average Annual
                          Total Returns
                         --------------
One Year                      6.62%
Five Year                      N/A
Since Inception               2.97%

Real Estate Fund seeks total return through a combination of growth and income. The Fund invests primarily in real estate investment trusts (REITs) and common stocks of other equity securities of U.S. and foreign companies principally engaged in the real estate sector. AAAM is the Adviser for the Fund, which commenced operations December 30, 1997.
[END SIDEBAR]

          ABN AMRO FUNDS
------------------------

VEREDUS SCITECH FUND
PORTFOLIO MANAGERS COMMENTARY                                   OCTOBER 31, 2002
--------------------------------------------------------------------------------
                      Charles P. McCurdy, Jr., CFA & Charles F. Mercer, Jr., CFA

Q.  How did the Fund perform during the fiscal year ended October 31, 2002?
--------

A. For the twelve-month period that ended October 31, 2002, Veredus SciTech Fund, Class N, returned -35.40%. By comparison, the Fund's peer group, the Lipper Science & Technology Fund Index, returned -33.00%, while its benchmark, the PSE Technology Index, returned -24.86%.

Q.  How would you describe the investment environment for technology stocks?
--------

A. This has been, without question, the most difficult investing environment we have ever experienced. Even though the economic climate remained relatively benign - with low interest rates, low inflation and continued productivity gains - external factors, including fears of a war with Iraq and a crisis of confidence in corporate America, served to drive investors away from the stock market. In a classic display of the dynamics of supply and demand, stock prices dropped across the board as investors chased the perceived safety of the bond markets.

    Technology stocks were particularly hard hit during the period. Tech companies are cyclical, meaning they prosper when the economy is strong and falter when conditions are weak. Given the anemic state of the economy, corporate spending, the primary driver of technology companies' success, essentially dried up as businesses tightened their purse strings, postponing or canceling major technology expenditures.

Q.  How have you been positioning the Fund?
--------

A. In this economic environment, fewer and fewer technology companies have exhibited the kind of earnings growth we look for in our holdings. We've found more opportunities in the health care sector, which currently makes up 45% of our portfolio. While traditionally a defensive sector, health care has also been hurt by the global economic slowdown and investors' continued aversion to risk.

    Among our technology holdings, two companies, Sandisk (2.42%) and Hyperion (2.69%), stand out both for their performance and their future potential. Sandisk specializes in flash-based memory cards and readers, a market that has continued to grow rapidly. Investors have rewarded them for continuing to meet their earnings numbers and expanding their market share. Hyperion, a financial software maker, provides systems for corporate accounting. They've been one of the few companies to benefit from the Enron scandal - their software provides the data that CEOs need to certify their earnings.

Q.  What is your outlook?
--------

A. Visibility in the technology sector remains very poor. Until corporations accelerate their capital expenditures, we fail to see a significant turn in the technology market on the horizon. The sector continues to suffer from excess capacity and a lack of demand.

    That said, we continue to believe that the American consumer will lead the global economic recovery. With interest rates at historic lows and mortgage refinancings continuing at a record pace, the consumer should be able to stay strong until corporations begin to step up their own spending. While the economic recovery has been slow, we believe that investors will be rewarded for their patience when the recovery finally gains momentum.


[BEGIN SIDEBAR]
                                     VEREDUS
                                  SCITECH FUND
                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                Lipper Science &
              Veredus SciTech Fund   PSE Technology Index   Technology Fund Index
06/30/00              10000                  10000                10000
10/31/00               8939                   8821                 8716
10/31/01               7643                   5437                 3630
04/30/02               6865                   5497                 3419
10/31/02               4937                   4085                 2432

THIS CHART COMPARES A $10,000 INVESTMENT MADE IN THE FUND ON ITS INCEPTION DATE TO A $10,000 INVESTMENT MADE IN THE INDICES (PSETECHNOLOGY INDEX AND LIPPER SCIENCE &TECHNOLOGY FUND INDEX) ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

TECHNOLOGY COMPANIES PRESENT SPECIAL RISKS TO INVESTORS INCLUDING SECTOR CONCENTRATION AND SMALL COMPANY STOCK RISK. INVESTMENTS CONCENTRATED IN A SPECIAL INDUSTRY OR SECTOR MAY BE SUBJECT TO GREATER MARKET RISK AND MAY BE MORE VOLATILE.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. THE PRINCIPAL VALUE AND INVESTMENT RETURN OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST IN THEM.

                  Average Annual
                   Total Returns
                  --------------
One Year             (35.40)%
Five Year               N/A
Since Inception      (26.07)%

Veredus SciTech Fund seeks long-term capital appreciation by investing primarily in equity securities of science and technology companies. Veredus is the Adviser for the Fund, which commenced investment operations on June 30, 2000.
[END SIDEBAR]

          ABN AMRO FUNDS
------------------------

EQUITY PLUS FUND
PORTFOLIO MANAGER COMMENTARY                                    OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                                                    Team Managed

Q.  How did the Fund perform during the six month period ending October 31,
--------
    2002?

A. Because the Fund was not part of the ABN AMRO family for the full twelve months, we will discuss the most recent six-month period. For the six months that ended October 31, 2002, Equity Plus Fund, Class I, returned -14.33%. By comparison, the Fund's peer group, the Lipper Large-Cap Core Funds Index, produced a total return of -16.07%, while the Fund's benchmark, the S&P(R) 100 Index, returned -15.25%.

Q.  What is the investment process for the Fund?
--------

A. ABN AMRO Equity Plus Fund is benchmarked to the S&P(R)100 Index, an unmanaged index for large-cap stocks. The Fund attempts to replicate the performance of that index.

    The S&P(R) 100 Index comprises 100 of the largest stocks in the S&P(R) 500 Index. In selecting the index for the Fund, the managers felt that the S&P(R) 100 Index provided a better proxy for the large-cap market than the S&P(R) 500 Index. In addition, the smaller number of stocks reduces turnover and transaction costs, which can aid the performance and tax-efficiency of the portfolio.

Q.  How would you describe the investment environment for large-cap stocks over
--------
    the period?

A. Large-cap stocks have faced a tremendously difficult market environment. The fallout from the Enron scandal, continued unrest in the Middle East and anemic corporate profits weighed heavily on large-cap stocks. While October, the final month of the period, saw a strong rally, it wasn't enough to lift large-cap stocks back into positive territory.

    Technology and telecommunications stocks proved to be the most disappointing over the period. The two sectors were burdened by excess capacity, weak corporate spending and heavy debt loads. Large drug companies also suffered, as investors worried about generic competition for some of their biggest products.

    The American consumer was the one bright spot during the period, maintaining a high level of spending despite rising job losses and the uncertain economy. Stocks in the consumer sector were the immediate beneficiaries of this, with consumer staples and consumer cyclical stocks among the top performers in the index. Financials also performed well, benefiting from continued low interest rates and the mortgage refinancing boom.

Q.  What is your outlook?
--------

A. As index fund managers, we don't offer stock market predictions. Our Fund's returns will continue to be impacted by the performance of the large cap stock market as represented by the S&P(R) 100 Index.


[BEGIN SIDEBAR]
                                EQUITY PLUS FUND
                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                          Lipper Large-Cap
                  Equity Plus Fund   S&P 100(R) Index*    Core Funds Index
09/25/95                10000              10000                10000
04/30/96                11496              11338                11199
04/30/97                14486              14129                13388
04/30/98                19875              19295                18638
04/30/99                25062              24300                22108
04/30/00                29071              28103                24843
04/30/01                23943              23213                21489
04/30/02                19971              19146                18859
10/31/02                17109              16227                15828

THIS CHART COMPARES A $10,000 INVESTMENT MADE IN THE FUND ON ITS INCEPTION DATE TO $10,000 INVESTMENTS MADE IN THE INDICES (S&P(R) 100 INDEX AND LIPPER LARGE-CAP CORE FUND INDEX) ON THAT DATE. ALL DIVIDENDS AND CAPTIAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

*S&P(R) 100 IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR USE BY ABN AMRO FUNDS. THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. THE PRINCIPAL VALUE AND INVESTMENT RETURN OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST IN THEM.

                            Returns
                            -------
Six Months                 (14.33)%
One Year                   (15.84)%
Five Year Avg. Annual        1.13%
Avg. Annual
   Since Inception           7.86%

Equity Plus Fund seeks to provide total return. The fund invests in common stocks that comprise the S&P(R)100 Index. The S&P(R)100 Index is a market capitalization-weighted index of 100 common stocks from a broad range of industries. Effective June 17, 2002, AAAM became the Adviser for the Fund. Prior to June 17, 2002, Independence One Capital Management Corp. served as the Adviser for the Fund. thinkorswim Advisors, Inc. serves as the Sub-Advider to the Fund. The Fund commenced operations on September 25, 1995.
[END SIDEBAR]

          ABN AMRO FUNDS
------------------------

SELECT SMALL CAP FUND
PORTFOLIO MANAGERS COMMENTARY                                   OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                                                    Team Managed

Q.  How did the Fund perform during the six month period ending October 31,
--------
    2002?

A. Because the Fund was not part of the ABN AMRO family for the full twelve months, we will discuss the most recent six-month period. For the six months that ended October 31, 2002, Select Small Cap Fund, Class N, returned -21.78%. By comparison, the Fund's peer group, the Lipper Small-Cap Core Fund Index, produced a total return of -24.04%, while the Fund's benchmark, the S&P(R) SmallCap 600 Index, returned -23.65%.

Q.  How would you describe the investment process?
--------

A. ABN AMRO Select Small Cap Fund is benchmarked to the S&P(R) SmallCap 600 Index, an unmanaged index for small-cap stocks. The Fund attempts to replicate the performance of that index.

    The Fund invests in approximately 200 of the 600 stocks that make up the index. The holdings are carefully chosen as a representative sample of the overall sector allocation within the S&P(R) SmallCap 600 Index. By limiting the number of stocks iN which we invest, we are able to keep our expenses low by limiting trading costs and reduce negative tax implications by controlling stock turnover, attempting to emulate the performance of the index.

Q.  How would you describe the investment environment for small-cap stocks?
--------

A. Small cap stocks faced a challenging market environment over the past six months. Investors were shaken by a number of factors, including the threat of a war with Iraq, weak corporate earnings and the possibility of a "double-dip recession - sending many to the relative safety of Treasury bonds. Small cap stocks, generally viewed as risky, were particularly hard hit by this "flight to quality". The period ended on a bright spot as October saw stock prices rise across the board.

    Among small-caps, the technology and health care sectors were most negatively affected, although both rebounded strongly in the October rally. Similarly, small-cap value stocks outperformed riskier small-cap growth stocks. Financials, aided by continued low interest rates and active mortgage refinancing, and consumer cyclical stocks, which benefited from the resilience of consumer spending, were two of the best performing sectors during the period.

Q.  What is your outlook?
--------

A. As index fund managers, we don't offer stock market predictions. The Fund's returns will continue to be impacted by the performance of the small-cap stock market, as represented by the S&P(R) SmallCap 600 Index.


[BEGIN SIDEBAR]
                              SELECT SMALL CAP FUND
                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 Select Small   S&P(R) SmallCap    Lipper Small-Cap
                   Cap Fund        600 Index       Core Fund Index
06/22/98             10000           10000              10000
04/30/99              9406            9023               8906
04/30/00             11086           10873              11408
04/30/01             11609           11752              11680
04/30/02             13445           13696              13054
10/31/02             10516           10457               9916

THIS CHART COMPARES A $10,000 INVESTMENT MADE IN THE FUND ON ITS INCEPTION DATE TO $10,000 INVESTMENTS MADE IN THE INDICES (S&P(R) SMALLCAP 600 INDEX AND LIPPER SMALL-CAP CORE FUND INDEX) ON THAT DATE. ALL DIVIDENDS AND CAPTIAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. THE PRINCIPAL VALUE AND INVESTMENT RETURN OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST IN THEM.

                            Returns
                            -------
Six Months                 (21.78)%
One Year                    (3.62)%
Five Year Avg. Annual         N/A
Avg. Annual
   Since Inception           1.16%

Select Small Cap Fund seeks to provide total return. The fund invests primarily in common stocks that comprise the S&P(R) SmallCap 600 Index. The S&P(R) SmallCap 600 Index is a market capitalization-weighted index of 600 common stocks from a variety of economic sectorS and industrial groups. Effective June 17, 2002, AAAM became the Adviser for the Fund. Prior to June 17, 2002, Independence One Capital Management Corp. served as the Adviser for the Fund. thinkorswim Advisors, Inc. serves as the Sub-Advider to the Fund. The Fund commenced operations on June 22, 1998.
[END SIDEBAR]

          ABN AMRO FUNDS
------------------------

CHICAGO CAPITAL BALANCED FUND
PORTFOLIO MANAGERS COMMENTARY                                   OCTOBER 31, 2002
--------------------------------------------------------------------------------
                           Bernard F. Myszkowski, CFA & Thomas J. Marthaler, CFA

Q.  How did the Fund perform during the fiscal year ended October 31, 2002?
--------

A. For the twelve-month period that ended October 31, 2002, Chicago Capital Balanced Fund, Class N, returned -4.33%. By comparison, the Fund's peer group, the Lipper Balanced Fund Index, returned -7.62%. For the same one-year period, the Fund's benchmark, a blend of 60% S&P(R) 500 and 40% Lehman Brothers Aggregate Bond Index, returned -6.59%.

Q.  How would you describe the investment environment?
--------

A. Although the period began with a brief rally in November and December of last year, as the stock market rebounded from its post-September 11 sell-off, signs of continued economic weakness, corporate accounting scandals and increased geopolitical tensions soon manifested themselves in lower stock prices for 2002. And while there were some brief and tenuous rallies along the way, the overall tone of the stock market was decidedly negative, as fears of a "double-dip" recession and anemic economic data prevailed. Despite interest rates at 40-year lows, corporate investment remained subdued. For the fixed-income markets, it was a volatile period in which various sectors of the bond market posted significantly divergent results in response to changing views about the prospects for the economy, inflation and interest rates.

    Throughout the period, we kept the portfolio very close to our traditional allocation of 60% equities and 40% bonds.

Q.  What factors influenced performance over the period?
--------

A. We believe that our long-term focus, sector diversification and risk controls were the keys to our stock performance. One of our strongest performers was H&R Block (1.76%), which we added toward the beginning of the period. Best known for their tax-preparation service, H&R Block has been successful in leveraging their brand to add new services for its customers, including mortgages and financial planning.

    We reduced our exposure in technology during the period, although we remained overweight in the sector. Until we see clear signs of an economic recovery, we don't expect corporations to increase their capital spending and most technology companies will continue to underperform as a result.

Q.  What was your approach to the bond market?
--------

A. Given our view that the Fed's string of interest rate cuts, coupled with post- September 11th tax relief, would fuel the economy and put upward pressure on interest rates, we began the period defensively by keeping the fund's interest-rate sensitivity less than the market overall. When it became clear that economic growth was rather anemic, we moved to a more neutral position, a stance we maintained for the remainder of the period. Although the change in our interest rate stance allowed us to benefit from falling interest rates, our sector and security selection proved to be a hindrance to performance.

Q.  What is your outlook?
--------

A. Investors currently are focused almost exclusively on the negative, and we don't expect that to change until the economy shows signs of continued improvement. Once a recovery is more clearly in sight, we anticipate that investors will begin to move back into the market. If that happens, it should improve both expectations and valuations, particularly for companies with consistent and predictable earnings growth.

    For the fixed-income portion of the portfolio, we intend to continue following our investment process, which leads us to sectors and securities likely to prosper in the long-term. While we've been hurt by our underweight in Treasuries during the past year, we believe that risk-averse investors have pushed valuations in the sector to levels analogous to the technology stock bubble of the late 1990s. Any rise in interest rates or sign that the economy is on a stronger path to recovery is likely to send Treasury prices tumbling.


[BEGIN SIDEBAR]
                                 CHICAGO CAPITAL
                                  BALANCED FUND
                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                  60% S&P(R)
                                500 Index/40%
                               Lehman Brothers    Lipper                Lehman Brothers
             Chicago Capital      Aggregate      Balanced   S&P(R) 500     Aggregate
              Balanced Fund       Bond Index    Fund Index     Index       Bond Index
Sep-95            10000              10000        10000        10000         10000
Oct-96            11847              11692        11420        12364         10722
Oct-97            14229              14334        13715        16333         11675
Oct-98            16862              16835        15511        19928         12766
Oct-99            19772              19390        17458        25041         12833
Oct-00            22701              20715        18834        26564         13770
Oct-01            19658              18529        17186        19952         15775
Oct-02            18805              17308        15876        16939         16704

THIS CHART COMPARES A $10,000 INVESTMENT MADE IN THE FUND ON ITS INCEPTION DATE TO $10,000 INVESTMENTS MADE IN THE INDICES (60% S&P(R) 500 INDEX/40% LEHMAN BROTHERS AGGREGATE BOND INDEX, S&P(R) 500 INDEX, LEHMAN BROTHERS AGGREGATE BOND INDEX AND LIPPER BALANCED FUND INDEX) ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. THE PRINCIPAL VALUE AND INVESTMENT RETURN OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST IN THEM.

                       Average Annual
                        Total Returns
                       --------------
One Year                   (4.33)%
Five Year                   5.74%
Since Inception             9.29%

Chicago Capital Balanced Fund seeks growth of capital with current income. The Fund seeks to achieve this objective by holding a combination of equity and fixed income securities, including common stocks (both dividend and non-dividend paying), preferred stocks, convertible preferred stocks, fixed income securities, including bonds and bonds convertible into common stocks, and short-term interest-bearing obligations. CCM is the Adviser for the Fund, which commenced investment operations on September 21, 1995.
[END SIDEBAR]

          ABN AMRO FUNDS
------------------------

MONTAG & CALDWELL BALANCED FUND
PORTFOLIO MANAGER COMMENTARY                                   OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                                        Ronald E. Canakaris, CFA

Q.  How did the Fund perform during the fiscal year ending October 31, 2002?
--------

A. For the twelve month period that ended October 31, 2002, Montag & Caldwell Balanced Fund, Class N and Class I, returned -8.42% and -8.18%, respectively. In comparison, the Fund's peer group, the Lipper Balanced Fund Index, returned -7.62% and its benchmark, a 60%/40% blend of the S&P(R) 500 Index and Lehman Brothers Government Credit Bond Index, returned -6.69%.

Q.  How would you describe the investment environment? What were the key
--------
    contributors to the Fund's performance?

A. A lack of pricing power and continued excess capacity created a challenging environment for corporate earnings. In many ways, the current situation is similar to the U.S. economy of the 1960s, with low inflation, low interest rates, and low corporate profit growth. In this environment, we continue to search for good quality companies that can reach double-digit growth regardless of the slope of the recovery. With inflation and interest rates at historic lows and accounting standards tightened, companies that can still achieve profit growth are likely to be rewarded with higher price-earnings multiples.

    Our overweight in the consumer staples sector proved to be advantageous to the portfolio, with strong relative returns from Procter & Gamble (2.87%) and Coca-Cola (2.67%). Our below-index weighting in technology also aided performance, even as our strongest performer of the twelve-month period - videogame-maker Electronic Arts (1.83%) - came from the sector. While our views on the technology sector have improved as valuations have come down, we remain wary. Profits in the technology sectors are likely to prove disappointing due to excess capacity and a slow recovery in capital spending.

Q.  How have your fixed-income holdings performed?
--------

A. The fixed income portion of the Fund performed very well versus the broad bond market for the fiscal year. This was primarily due to the superior performance of the Fund's high quality corporate bond holdings. High grade corporate bonds significantly outperformed lower-rated corporate bonds during the period as many investment grade issuers suffered from earnings disappointments or corporate accounting scandals. Looking forward, we are concerned about rising interest rates, as we believe that the economy will continue to recover. Therefore, we have recently shortened the duration of the Fund's bond portfolio to bring the average duration to approximately 7% shorter than the benchmark index.

Q.  What is your outlook?
--------

A. We continue to believe that the combination of low inflation, low interest rates and an accommodative Fed will keep the economy out of a "double-dip" recession. That said, the economic recovery is likely to be moderate, but ongoing. Stocks have fallen to the point where their valuations are reasonable relative to bond yields, and consumer spending continues to hold up well. While the market may have gotten a little ahead of itself in October, we believe that stocks will work their way higher over the next twelve months.

    In addition, we are entering the third year of President Bush's tenure in office. Since World War II, every third year of a president's term has been a positive for the market, with an average gain of 18%. We pay attention to historical trends that tend to be repeated, particularly if they make sense to us. In the typical pattern, a president will work through the country's economic problems early on, then use the third year to boost the economy in time for re-election. We expect to see additional fiscal stimuli put in place early in 2003.


[BEGIN SIDEBAR]
                                MONTAG & CALDWELL
                             BALANCED FUND--CLASS N
                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                              60% S&P(R)
              Montag &       500 Index/40%
              Caldwell      Lehman Brothers      Lipper                Lehman Brothers
           Balanced Fund   Government/Credit   Balanced   S&P(R) 500  Government/Credit
          -Class N Shares     Bond Index      Fund Index     Index        Bond Index
11/02/94     10000              10000           10000        10000          10000
10/31/95     12375              12227           11759        12641          11616
10/31/96     14895              14228           13462        15685          12242
10/31/97     18509              17436           16168        20720          13321
10/31/98     21185              20550           17887        25276          14690
10/31/99     24962              23554           20132        31759          14593
10/31/00     25472              25154           21718        33690          15634
10/31/01     23857              22563           19818        25305          18029
10/31/02     21849              21054           18308        21484          19018

THIS CHART COMPARES A $10,000 INVESTMENT MADE IN CLASS N SHARES OF THE FUND ON ITS INCEPTION DATE TO $10,000 INVESTMENTS MADE IN THE INDICES (60% S&P(R) 500 INDEX/40% LEHMAN BROTHERS GOVERNMENT CREDIT BOND INDEX, S&P(R) 500 INDEX, LEHMAN BROTHERS GOVERNMENT CREDIT BOND INDEX AND LIPPER BALANCED FUND INDEX) ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. THE PRINCIPAL VALUE AND INVESTMENT RETURN OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST IN THEM.

                         Average Annual
                     Total Returns - Class N
                     -----------------------
One Year                     (8.42)%
Five Year                     3.37%
Since Inception              10.27%

                         Average Annual
                     Total Returns - Class I
                     -----------------------
One Year                     (8.18)%
Five Year                      N/A
Since Inception              (1.51)%

M&C Balanced Fund seeks long-term total return through investment primarily in a combination of equity, fixed income and short-term securities. The allocation between asset classes may vary in accordance with the expected rates of return of each asset class; however, primary emphasis is placed upon selection of particular investments as opposed to allocation of assets. Montag & Caldwell is the Adviser for the Fund. The Fund offers two classes of shares: Class N (Retail) shares, which commenced investment operations on November 2, 1994 and Class I (Institutional) shares, which commenced investment operations on December 31, 1998.
[END SIDEBAR]

          ABN AMRO FUNDS
------------------------

INTERNATIONAL EQUITY FUND
PORTFOLIO MANAGER COMMENTARY                                    OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                                                    Team Managed

Q.  How did the Fund perform during the fiscal year ending October 31, 2002?
--------

A. For the twelve-month period that ended October 31, 2002, International Equity Fund, Class N, returned -19.14%. By comparison, the Fund's peer group, the Lipper International Fund Index, returned -10.26% and its benchmark, the MSCI EAFE Index, returned -13.21%.

Q.  How would you describe the international investment environment?
--------

A. A variety of factors influenced global stock markets over the past twelve months. Although the global economy still seemed to be growing, the pace was very slow and growth rates were continually revised downward. The U.S. economy remained weak, characterized by rising jobless claims and sinking consumer confidence. In Europe, the economy was far from recovery. The European Commission repeatedly revised economic growth expectations downward, as manufacturers scaled backed investments, exports slowed and sluggish consumer spending failed to boost the economy. In the Far East, the ongoing weakness of the Japanese economy weighed heavily on the region, leaving only emerging Asian countries as the sole pocket of growth. Apart from the economy, other factors - including a possible war with Iraq and its effect on oil prices, ongoing pressure on corporate profits and worries about the solvency of pension funds and insurance companies - also depressed global stock markets. Against this difficult global macroeconomic backdrop, overseas equity valuations generally have remained lower than those in the United States, even as foreign companies are beginning to take steps to restructure and improve productivity.

Q.  What factors affected the Fund's performance during the past twelve months?
--------

A. The Fund's absolute and relative performance throughout the year was affected by our overweighting in the technology sector, which led the global markets lower as investors shunned cyclical growth companies. Our overweight in technology stocks was a positive in November and December 2001 as investors worldwide became optimistic about the prospects for global recovery. Holdings such as Siemens (1.42%) benefited as companies began to increase technology spending. In January, the situation abruptly reversed as global sentiment turned bearish. Our technology and telecommunications holdings became a drag on performance from then through October, as corporations once again reeled in their capital expenditures. But these stocks finally began to rebound in October, helped by better-than-expected third-quarter financial results and a view that the world economies might be stabilizing.

    In contrast, our holdings in defensive sectors, including household and personal products, held up well as investors increasingly sought out defensive companies with a history of performing well in weak economic environments.

Q.  What is your outlook?
--------

A. While the October rally was encouraging, we don't feel it was representative of the overall health of global markets. We believe that overall company results will continue to deteriorate, and revenue growth will be slow due to weak demand and a lack of pricing power. Moreover, many companies face shortfalls in their pension funds, which could serve as an additional drain on profits.

    Selecting stocks of companies that show long-term above-average earnings growth combined with a clear, focused and well-executed plan will continue to be our strategy going forward.


[BEGIN SIDEBAR]

                            INTERNATIONAL EQUITY FUND
                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           International                     Lipper International
            Equity Fund    MSCI EAFE Index       Fund Index
01/04/93       10000             10000              10000
12/31/93       12626             13256              13616
12/31/94       13045             14287              13542
12/31/95       14875             15888              14999
12/31/96       16375             16849              16930
12/31/97       17122             17149              17916
12/31/98       21476             20578              20266
12/31/99       30465             26127              27907
12/31/00       23499             22425              23554
10/31/01       16138             16890              17995
10/31/02       13049             14659              16149

THIS CHART COMPARES A $10,000 INVESTMENT MADE IN THE FUND ON ITS INCEPTION DATE TO $10,000 INVESTMENTS MADE IN THE INDICES (MSCI EAFE INDEX AND LIPPER INTERNATIONAL FUND INDEX) ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

INVESTING IN FOREIGN SECURITIES MAY INVOLVE ADDITIONAL RISKS, SOCIAL AND POLITICAL INSTABILITY, REDUCED MARKET LIQUIDITY AND CURRENCY VOLATILITY.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. THE PRINCIPAL VALUE AND INVESTMENT RETURN OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST IN THEM.

                  Average Annual
                   Total Returns
                  --------------
One Year             (19.14)%
Five Year             (5.28)%
Since Inception        2.75%

International Equity Fund seeks a high level of total return through capital appreciation and current income. The Fund invests primarily in common stocks and other equity securities of foreign companies, focusing on developed countries in Europe, Australia and the Far East but may invest in countries with emerging markets. AAAM is the Adviser for the Fund, which commenced operation on January 4, 1993.
[END SIDEBAR]

          ABN AMRO FUNDS
------------------------

CHICAGO CAPITAL BOND FUND
PORTFOLIO MANAGER COMMENTARY                                    OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                                        Thomas J. Marthaler, CFA

Q.  How did the Fund perform during the fiscal year ended October 31, 2002?
--------

A. For the twelve-month period that ended October 31, 2002, Chicago Capital Bond Fund's Class N and Class I had total returns of 2.80% and 3.07%, respectively. By comparison, the Fund's peer group, the Lipper Intermediate Investment Grade Debt Fund Index, returned 3.63% while the Fund's benchmark, the Lehman Brothers Aggregate Bond Index, returned 5.89%.

Q.  How would you describe the fixed-income investment environment?
--------

A. It was a volatile period in which various sectors of the bond market posted significantly divergent results in response to changing views about the prospects for the economy, inflation and interest rates. At the beginning of the period, the Fed remained in an accommodative stance, slashing interest rates to 40-year lows in an attempt to spark economic growth. Those rate cuts bolstered hopes that the economy would strengthen in early 2002 and fueled fears that interest rates would rise. Those sentiments, however, proved to be fleeting. Decelerating economic growth in the second calendar quarter of 2002 and heightened geopolitical uncertainty fostered a "flight to safety" in which investors heavily favored ultra-safe U.S. Treasury and government bonds at the expense of stocks and corporate bonds.

Q.  How did you position the Fund?
--------

A. Given our view that the Fed's string of interest rate cuts, coupled with post- September 11th tax relief, would fuel the economy and put upward pressure on interest rates, we began the period defensively by keeping the fund's interest-rate sensitivity in line with the market overall. When it became clear that economic growth was rather anemic, we moved to a more neutral position, a stance we maintained for the remainder of the period.

    We were overweight in the corporate bond sector, while maintaining an underweight in U.S. Treasury, government agency and mortgage securities. That strategy worked against us because U.S. Treasury, agency and mortgage securities - which are among the highest-quality bonds available in the market today - outpaced corporates. When corporate finances were called into question in response to weak economic conditions and corporate misdeeds, corporate bonds suffered. Within the corporate sector, our exposure to utilities, pipelines, automobiles, and telecommunications proved to be particularly disappointing. These sectors were among the hardest hit by concerns over corporate governance and accounting scandals that wreaked havoc on the stock market.

    In the U.S. Treasury sector, our market weighting in long-maturity U.S. Treasury bonds was a plus, although their gains weren't enough to offset our underweighting in intermediate U.S. Treasuries and agencies, two of the strongest performing sectors. Our overweighting in commercial mortgage-backed securities helped, although our decision to underweight traditional mortgage pass-through securities detracted from performance. While mortgage securities lagged U.S. Treasuries because of increased refinancing and prepayment, they still outperformed the corporate sector.

Q.  What is your outlook?
--------

A. We intend to continue following our investment process, which leads us to sectors and securities likely to prosper in the long-term. While we've been hurt by our underweight in U.S. Treasuries, we believe that risk-averse investors have pushed valuations in the sector to levels analogous to the technology stock bubble of the late 1990s. Any rise in interest rates or sign that the economy is on a stronger path to recovery is likely to send U.S. Treasury prices tumbling. At the same time, the beaten-down corporate bond sector represents good value, in our view, and is likely to prosper as corporations begin to restore investor confidence.


[BEGIN SIDEBAR]
                                 CHICAGO CAPITAL
                               BOND FUND--CLASS N
                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            Chicago Capital    Lipper Intermediate
               Bond Fund       Investment Grade Debt       Lehman Brothers
           -Class N Shares        Fund Index             Aggregate Bond Index
12/13/93         10000               10000                      10000
10/31/94          9677                9537                       9535
10/31/95         11117               10885                      11026
10/31/96         11758               11465                      11671
10/31/97         12797               12388                      12709
10/31/98         13778               13378                      13895
10/31/99         13919               13416                      13969
10/31/00         14891               14265                      14989
10/31/01         16840               16308                      17171
10/31/02         17310               16900                      18183

THIS CHART COMPARES A $10,000 INVESTMENT MADE IN CLASS N SHARES OF THE FUND ON ITS INCEPTION DATE TO $10,000 INVESTMENTS MADE IN THE INDICES (LEHMAN BROTHERS AGGREGATE BOND INDEX AND LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUND INDEX)
ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. THE PRINCIPAL VALUE AND INVESTMENT RETURN OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST IN THEM.

                        Average Annual
                    Total Returns - Class N
                    -----------------------
One Year                     2.80%
Five Year                    6.23%
Since Inception              6.37%

                        Average Annual
                    Total Returns - Class I
                    -----------------------
One Year                     3.07%
Five Year                     N/A
Since Inception              8.40%

Chicago Capital Bond Fund seeks high current income consistent with prudent risk of capital. The Fund primarily invests in a broad range of bonds and other fixed income securities (bonds and debentures) with an average weighted portfolio maturity between three and ten years. CCM is the Adviser for the Fund. The Fund offers two classes of shares: Class N (Retail) shares, which commenced investment operations on December 13, 1993 and Class I (Institutional) shares, which commenced investment operations on July 31, 2000.
[END SIDEBAR]

          ABN AMRO FUNDS
------------------------

INVESTMENT GRADE BOND FUND
PORTFOLIO MANAGER COMMENTARY                                    OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                                        Thomas J. Marthaler, CFA

Q.  How did the Fund perform during the six month period ending October 31,
--------
    2002?

A. For the six months that ended October 31, 2002, Investment Grade Bond Fund, Class I, returned 6.60%. By comparison, the Fund's peer group, the Lipper Intermediate Investment Grade Debt Index, produced a total return of 3.83%, while the Fund's benchmark, the Merrill Lynch 1-10 Year U.S. Corp./Gov't Bond Index, returned 5.02%.

Q.  How would you describe the investment environment?
--------

A. It was a volatile period in which various sectors of the bond market posted significantly divergent results in response to changing views about the prospects for the economy, inflation and interest rates. Throughout the period, interest rates stood at 40-year lows as the Fed tried to spur economic growth with an accommodative monetary policy. The economy failed to respond, however, and growth remained sluggish. The economic malaise, combined with heightened geopolitical uncertainty fostered a "flight to safety" in which investors heavily favored ultra-safe Treasury and government bonds at the expense of stocks and corporate bonds.

Q.  What were the key contributors to the Fund's performance during the past six
--------
    months?

A. Our outperformance of our peer group and benchmark was largely the result of our overweighting in government bonds, particularly Treasury securities. As we mentioned, risk-averse investors flocked to the Treasury market, driving the prices of Treasury securities higher. In addition, we kept the duration and maturity of the portfolio longer than our benchmark. This heightened interest rate sensitivity proved beneficial to the Fund's performance because interest rates continued to fall.

    Another factor that aided performance was our underweight in corporate securities, which dramatically under- performed government bonds during the period. Our emphasis on low-risk, conservative corporate bonds enabled us to avoid the volatile credit situations that plagued the sector, including Enron and WorldCom.

Q.  What is your outlook?
--------

A. We intend to continue following our investment process, which we believe leads us to sectors and securities likely to prosper in the long-term. While our overweight in Treasuries served the portfolio well this year, risk-averse investors have pushed valuations in the sector to what we believe to be unsustainable levels. Going forward, any upward movement in interest rates is likely to have a disproportionately negative effect on the prices of Treasury bonds. In order to maintain our emphasis on capital preservation in the portfolio, we expect to increase our weightings in mortgage-backed securities as we reduce our weightings in the government sector. While absolute returns may be lower next year given the current low interest rate environment, we will continue to seek stable, consistent performance.


[BEGIN SIDEBAR]
                           INVESTMENT GRADE BOND FUND
                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                              Merrill Lynch 1-10 Year    Lipper Intermediate
              Investment     U.S. Corporate/Government    Investment Grade
           Grade Bond Fund          Bond Index                Debt Index
10/23/95         10000                10000                    10000
04/30/96         10115                10098                    10043
04/30/97         10700                10831                    10726
04/30/98         11617                11887                    11806
04/30/99         12267                12654                    12474
04/30/00         12439                12694                    12525
04/30/01         13652                14327                    14021
04/30/02         14523                15313                    15047
10/31/02         15483                16081                    15624

THIS CHART COMPARES A $10,000 INVESTMENT MADE IN THE FUND ON ITS INCEPTION DATE TO $10,000 INVESTMENTS MADE IN THE INDICES (MERRILL LYNCH 1-10 YEAR U.S. CORPORATE/GOVERNMENT BOND INDEX AND LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUND INDEX) ON THAT DATE. ALL DIVIDENDS AND CAPTIAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. THE PRINCIPAL VALUE AND INVESTMENT RETURN OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST IN THEM.

                                Returns
                                -------
Six Months                       6.60%
One Year                         6.10%
Five Year Avg. Annual            6.51%
Avg. Annual
   Since Inception               6.42%

Investment Grade Bond Fund seeks to provide total return. The Fund invests its assets in a diversified portfolio of fixed income securities consisting of corporate obligations, U.S. government securities, mortgage backed securities and asset backed securities. Effective June 17, 2002, AAAM became the adviser to the Fund. Prior to June 17, 2002, Independence One Capital Management Corp. served as the adviser to the Fund. The Fund commenced operations on October 23, 1995.
[END SIDEBAR]

          ABN AMRO FUNDS
------------------------

CHICAGO CAPITAL MUNICIPAL BOND FUND
PORTFOLIO MANAGER COMMENTARY                                    OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                                            Dawn Daggy-Mangerson

Q.  How did the Fund perform during the fiscal year ended October 31, 2002?
--------

A. For the twelve-month period that ended October 31, 2002, Chicago Capital Municipal Bond Fund Class N returned 5.32%. By comparison, the Fund's peer group, the Lipper Intermediate Municipal Fund Index, returned 4.78% while the Fund's benchmark, the Lehman Brothers Municipal Five-Year General Obligations Index returned 5.88%.

Q.  How would you describe the municipal bond investment environment over the
--------
    period?

A. As investors grappled with weak economic conditions, corporate accounting misdeeds and geopolitical tensions, many turned to the municipal bond market for safety and attractive tax-adjusted yield.

    Early in the period, municipals were especially strong when the Fed lowered interest rates to historically low levels. That caused municipal bond prices
    - which move in the opposite direction of interest rates and yields - to rise. The Fed held rates steady for the remainder of the period, although changing expectations about the health of the economy and the Fed's next interest rate move caused significant volatility in the municipals market. That said, municipals continued to perform reasonably well even as an abundance of new supply fanned concerns that municipals would come under pressure. Those fears proved unfounded when the relatively high yields and safety of the municipal sector attracted a whole group of new investors to municipal markets, ensuring demand was adequate enough to compensate for increased supply.

Q.  How did you position the Fund during the period?
--------

A. We maintained our emphasis on high-quality intermediate securities. While lower-quality securities outperformed in the first half of the period, higher-quality securities were among the market's top performers in the second half in response to fears about state budget shortfalls. We also maintained geographic diversity, although we generally avoided the securities of New York and California. Both states have been huge issuers this year - which put pressure on their prices - and we feel that their soaring debt loads eventually may lead to credit downgrades. At this point, we don't feel that the prices of New York and California bonds justify the added risk.

    Our portfolio also was diversified among a number of sectors, including state and local general obligation bonds and those issued by entities that provide essential services, such as water, sewer and transportation. The revenues of these bonds - which come in the form of usage fees, tolls and other payments - tend to be more economically resilient than revenues backed by sales, income or corporate taxes.

Q.  What is your outlook?
--------

A. From an interest rate perspective, we believe that the Fed will raise rates as the economy strengthens. In anticipation of that, we're taking steps now to immunize the portfolio from the price impact of potential rate adjustments. From a supply and demand perspective, we believe that supply will continue to grow as states and municipalities issue new debt in order to fund a backlog of essential projects such as building new schools, roads and sewer systems. Given the continued slow growth of the U.S. economy, we anticipate demand in the municipal bond market will remain strong enough to support this influx of supply.


[BEGIN SIDEBAR]
                                 CHICAGO CAPITAL
                               MUNICIPAL BOND FUND
                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                     Lehman Brothers
             Chicago Capital       Municipal Five-Year     Lipper Intermediate
           Municipal Bond Fund  General Obligations Index  Municipal Fund Index
12/13/93          10000                   10000                   10000
10/31/94           9808                    9838                    9808
10/31/95          10719                   10855                   10880
10/31/96          11103                   11368                   11369
10/31/97          11673                   12107                   12155
10/31/98          12393                   12897                   12983
10/31/99          12173                   13040                   12823
10/31/00          13062                   13792                   13649
10/31/01          14380                   15142                   14928
10/31/02          15145                   16033                   15641

THIS CHART COMPARES A $10,000 INVESTMENT MADE IN THE FUND ON ITS INCEPTION DATE TO $10,000 INVESTMENTS MADE IN THE INDICES (LEHMAN BROTHERS MUNICIPAL FIVE-YEAR GENERAL OBLIGATIONS INDEX AND LIPPER INTERMEDIATE MUNICIPAL FUND INDEX) ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. THE PRINCIPAL VALUE AND INVESTMENT RETURN OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST IN THEM.

                  Average Annual
                   Total Returns
                  --------------
One Year               5.32%
Five Year              5.35%
Since Inception        4.78%

Chicago Capital Municipal Bond Fund seeks a high level of current interest income exempt from federal income taxes consistent with the conservation of capital. The Fund seeks to achieve its objective by investing substantially all of its assets in a diversified portfolio of municipal debt obligations. CCM is the Adviser for the Fund, which commenced investment operations on December 13, 1993.
[END SIDEBAR]

          ABN AMRO FUNDS
------------------------

CHICAGO CAPITAL MONEY MARKET FUND
PORTFOLIO MANAGER COMMENTARY                                    OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                                                Karen Van Cleave

Q.  How did the Fund perform during the fiscal year ended October 31, 2002?
--------

A. For the twelve-month period that ended October 31, 2002, Chicago Capital Money Market Fund produced a 7-day average yield of 1.29% for Class N. During the same period, the Fund returned 1.37%. By comparison, the Fund's benchmark, the iMoneyNet First Tier Retail Average Index returned 1.25%, while the Fund's peer group, as measured by the Lipper Money Market Funds Index, returned 1.48%.

Q.  What was the investment environment like during the twelve month period?
--------

A. At the beginning of the period, the Fed lowered interest rates two times in an attempt to stimulate an economy badly shaken by the events of September 11, 2001. The first of those rate cuts came in November, when the Fed Funds target rate dropped from 2.50% to 2.00%. An additional quarter-point rate cut in December brought the rate to 1.75%, a 40-year low, where it stayed for the remainder of the period. Those historically low rates temporarily caused the yield curve to invert, meaning that short-term rates exceeded long-term rates. In early 2002, however, the market began to anticipate interest rate hikes, expecting that the Fed Funds rate would return to a more normal 3% to 4% level by year's end. In response, the yield curve reverted back to a more normal shape, with long-term rates moving higher and once again exceeding short-term rates. But when economic indicators came in at weaker-than-expected levels, fears of a double-dip recession mounted and the possibility of rate hikes were replaced with expectations that the Fed would cut rates even further. Although the Fed didn't cut rates again before the end of the period, it confirmed at its August meeting its inclination to do so, citing that the prospects for further economic weakness outweighed the threat of inflation.

Q.  What was your strategy?
--------

A. When the yield curve was inverted early in the period, we kept maturities short. But as the yield curve resumed a more positive slope and longer-term securities began to offer incrementally more attractive yields, we started to move out into longer maturities. The yield curve has kept a positive slope since then, and we have maintained our portfolio close to our targeted maximum maturity, occasionally venturing into shorter maturities only when the yield curve would briefly flatten out enough to make shorter maturities attractive. Over the course of the past twelve months, the Fund's maturities ranged from 29 to 45 days.

Q.  What is your outlook?
--------

A. We intend to maintain a position close to our targeted maximum maturity at least through the end of 2002. At that point, we will reevaluate the economic and political landscape. If the economy appears to be gaining strength, we will then consider reducing our maturities to take advantage of any rise in interest rates. In a rising interest rate environment, a shorter-maturity position can be advantageous because cash can be reinvested more quickly at prevailing higher interest rates. If the outlook remains uncertain, we will maintain our exposure at the long end of our range.


[BEGIN SIDEBAR]
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

        7-DAY AVERAGE YIELD
        -------------------
Class N Shares              1.29%

The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

                        AVERAGE ANNUAL
                        TOTAL RETURNS
                        --------------
Chicago Capital Money Market Fund-- Class N Shares
--------------------------------------------------
One Year                                             1.37%
Five Year                                            4.32%
Since Inception                                      4.58%

iMoneyNet First Tier Retail Average Index
-----------------------------------------
One Year                                             1.25%
Five Year                                            4.14%
Since Inception*                                     4.38%

Lipper Money Market Funds Index
-------------------------------
One Year                                             1.48%
Five Year                                            4.31%
Since Inception*                                     4.52%

* INDEX RETURNS COMPUTED FROM NOVEMBER 30, 1993.


Chicago Capital Money Market Fund seeks to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund seeks to achieve its objective by investing in short-term, high quality, U.S. dollar denominated money market instruments. CCM is the Adviser for the Fund, which commenced investment operations on December 14, 1993.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
[END SIDEBAR]

          ABN AMRO FUNDS
------------------------

CHICAGO CAPITAL GROWTH FUND                                     OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Other Common Stocks             21%
Technology                      17%
Retail                          11%
Finance                         11%
Commercial Services              9%
Consumer Cyclicals               8%
Insurance                        7%
Cash and Other Net Assets        6%
Pharmaceuticals                  5%
Health Care Services             5%

% of Total Net Assets

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
COMMON STOCKS - 94.00%
               ADVERTISING - 2.33%
      307,437  Omnicom Group...............   $    17,717,594
                                              ---------------
               CAPITAL GOODS - 4.06%
      447,100  Dover.......................        11,213,268
      319,348  Illinois Tool Works.........        19,607,967
                                              ---------------
                                                   30,821,235
                                              ---------------
               CHEMICALS - 1.97%
      275,027  Praxair.....................        14,988,972
                                              ---------------
               COMMERCIAL SERVICES - 9.26%
      530,733  Cintas......................        25,087,749
      543,347  Ecolab......................        26,216,493
      427,800  H&R Block...................        18,985,764
                                              ---------------
                                                   70,290,006
                                              ---------------
               CONSUMER CYCLICALS - 8.03%
      677,490  Harley-Davidson.............        35,432,727
      327,116  Johnson Controls............        25,515,048
                                              ---------------
                                                   60,947,775
                                              ---------------
               ELECTRICAL - 2.21%
      665,239  General Electric............        16,797,285
                                              ---------------
               FINANCE - 10.84%
        5,866  Citigroup...................           216,749
      269,300  Fifth Third Bancorp.........        17,100,550
      545,311  Freddie Mac.................        33,580,251
      619,364  MBNA........................        12,579,283
      366,700  Mellon Financial............        10,373,943
      916,081  Schwab (Charles)............         8,409,624
                                              ---------------
                                                   82,260,400
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
               FOOD AND BEVERAGES - 4.76%
    1,140,346  Sysco.......................   $    36,126,161
                                              ---------------
               HEALTH CARE SERVICES - 5.22%
      571,842  Cardinal Health.............        39,577,185
                                              ---------------
               INSURANCE - 7.19%
      596,936  AFLAC.......................        18,170,732
      343,586  American International Group        21,491,304
      318,100  Marsh & McLennan............        14,858,451
          253  Travelers Property Casualty,
                 Class A*..................             3,378
          520  Travelers Property Casualty,
                 Class B*..................             7,030
                                              ---------------
                                                   54,530,895
                                              ---------------
               MEDICAL PRODUCTS AND SUPPLIES - 3.41%
      577,000  Medtronic...................        25,849,600
                                              ---------------
               OIL AND GAS EXTRACTION - 0.02%
        3,000  Schlumberger................           120,330
                                              ---------------
               PHARMACEUTICALS - 5.11%
      374,802  Merck.......................        20,329,260
      580,287  Pfizer......................        18,435,718
                                              ---------------
                                                   38,764,978
                                              ---------------
               RETAIL - 11.10%
      526,500  Home Depot (The)............        15,205,320
      361,196  Kohl's*.....................        21,111,906
      875,000  Starbucks*..................        20,860,000
      509,000  TJX.........................        10,444,680
      491,095  Walgreen....................        16,574,456
                                              ---------------
                                                   84,196,362
                                              ---------------
               TECHNOLOGY - 16.63%
    1,233,006  Cisco Systems*..............        13,785,007
      825,512  Dell Computer*..............        23,617,899
      584,500  Electronic Data Systems.....         8,802,570
    1,116,300  EMC*........................         5,704,293
      236,100  IBM.........................        18,637,734
      728,600  Intel.......................        12,604,780
      368,794  Microsoft*..................        19,719,415
    1,408,000  Oracle*.....................        14,347,520
      566,000  Texas Instruments...........         8,976,760
                                              ---------------
                                                  126,195,978
                                              ---------------
               TRANSPORTATION - 1.86%
      964,300  Southwest Airlines..........        14,078,780
                                              ---------------
               TOTAL COMMON STOCKS
                 (Cost $707,711,428).......       713,263,536
                                              ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

CHICAGO CAPITAL GROWTH FUND                                     OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 PAR VALUE                                         VALUE
 ---------                                        ------
REPURCHASE AGREEMENT - 5.96%
$  45,193,000  Bank One, 1.810%,
                 dated 10/31/02, matures 11/01/02,
                 repurchase price $45,195,272
                 (collateralized by U.S. Government
                 Agency instruments, total market
                 value: $46,097,860).......   $    45,193,000
                                              ---------------
               TOTAL REPURCHASE AGREEMENT
                 (Cost $45,193,000)........        45,193,000
                                              ---------------
TOTAL INVESTMENTS - 99.96%
   (Cost $752,904,428)**...................       758,456,536
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 0.04%...           333,771
                                              ---------------
NET ASSETS - 100.00%.......................   $   758,790,307
                                              ===============

-------------------------
  * Non-income producing security.
 ** Aggregate cost for Federal income taxes purposes is $753,125,789.

     Gross unrealized appreciation ........   $   130,232,233
     Gross unrealized depreciation ........      (124,901,486)
                                              ---------------
     Net unrealized appreciation ..........   $     5,330,747
                                              ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

MONTAG & CALDWELL GROWTH FUND                                   OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Other Common Stocks             27%
Consumer Staples                16%
Medical Products and Supplies   10%
Capital Goods                    9%
Pharmaceuticals                  9%
Food and Beverages               8%
Insurance                        7%
Retail                           5%
Telecommunications Equipment     5%
Cash and Other Net Assets        4%

% of Total Net Assets

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
COMMON STOCKS - 95.69%
               BIOTECHNOLOGY - 2.65%
    1,159,700  Amgen*......................   $    53,995,632
                                              ---------------
               CAPITAL GOODS - 8.51%
      804,500  Caterpillar.................        32,863,825
    3,000,000  Masco.......................        61,680,000
      623,000  3M..........................        79,083,620
                                              ---------------
                                                  173,627,445
                                              ---------------
               COMMUNICATIONS - 3.17%
      287,500  eBay*.......................        18,181,500
      612,000  Gannett.....................        46,469,160
                                              ---------------
                                                   64,650,660
                                              ---------------
               CONSUMER CYCLICALS - 2.17%
    1,432,700  Marriott International,
                Class A ...................        44,313,411
                                              ---------------
               CONSUMER STAPLES - 15.96%
    1,861,500  Colgate-Palmolive...........       102,345,270
    2,554,500  Gillette....................        76,328,460
    1,616,700  Newell Rubbermaid...........        52,413,414
    1,065,900  Procter & Gamble............        94,278,855
                                              ---------------
                                                  325,365,999
                                              ---------------
               ENTERTAINMENT AND LEISURE - 1.95%
    2,380,600  Disney, Walt................        39,756,020
                                              ---------------
               FINANCE - 4.88%
    1,026,000  Bank of New York............        26,676,000
    1,970,633  Citigroup...................        72,814,890
                                              ---------------
                                                   99,490,890
                                              ---------------
               FOOD AND BEVERAGES - 7.87%
    2,140,000  Coca-Cola...................        99,467,200
    1,383,800  PepsiCo.....................        61,025,580
                                              ---------------
                                                  160,492,780
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
               INSURANCE - 6.87%
    1,370,000  American International Group   $    85,693,500
    1,163,100  Marsh & McLennan............        54,328,401
                                              ---------------
                                                  140,021,901
                                              ---------------
               MEDICAL PRODUCTS AND SUPPLIES - 10.03%
    1,750,000  Johnson & Johnson...........       102,812,500
    2,270,000  Medtronic...................       101,696,000
                                              ---------------
                                                  204,508,500
                                              ---------------
               OIL AND GAS EXTRACTION - 7.22%
    1,014,600  GlobalSantaFe...............        24,248,940
    1,943,300  Schlumberger................        77,945,763
    2,050,000  Transocean .................        45,059,000
                                              ---------------
                                                  147,253,703
                                              ---------------
               PHARMACEUTICALS - 9.47%
      754,100  Eli Lilly...................        41,852,550
    3,164,800  Pfizer......................       100,545,696
    1,180,200  Pharmacia...................        50,748,600
                                              ---------------
                                                  193,146,846
                                              ---------------
               RETAIL - 5.04%
    1,575,000  Costco Wholesale*...........        53,439,750
      845,900  Kohl's*.....................        49,442,855
                                              ---------------
                                                  102,882,605
                                              ---------------
               TECHNOLOGY - 2.92%
      914,800  Electronic Arts*............        59,571,776
                                              ---------------
               TELECOMMUNICATIONS
               EQUIPMENT - 5.02%
    2,964,900  QUALCOMM*...................       102,348,348
                                              ---------------
               TRANSPORTATION - 1.96%
      664,500  United Parcel Service, Class B      39,876,645
                                              ---------------
               TOTAL COMMON STOCKS
                 (Cost $2,009,118,107).....     1,951,303,161
                                              ---------------

INVESTMENT COMPANY - 2.78%
   56,753,368  Deutsche Cash Management
                 Fund......................        56,753,368
                                              ---------------
               TOTAL INVESTMENT COMPANY
                 (Cost $56,753,368)........        56,753,368
                                              ---------------
TOTAL INVESTMENTS - 98.47%
   (Cost $2,065,871,475)**.................     2,008,056,529
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 1.53%...        31,103,066
                                              ---------------
NET ASSETS - 100.00%.......................   $ 2,039,159,595
                                              ===============

-------------------------
  * Non-income producing security.
 ** Aggregate cost for Federal income taxes purposes is $2,097,969,875.

     Gross unrealized appreciation            $    97,681,820
     Gross unrealized depreciation               (187,595,166)
                                              ---------------
     Net unrealized depreciation              $   (89,913,346)
                                              ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

TAMRO LARGE CAP VALUE FUND                                      OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Other Common Stocks             35%
Finance                         21%
Communications                  11%
Food and Beverages               8%
Capital Goods                    6%
Utilities                        6%
Oil and Gas Extraction           6%
Convertible Preferred Stocks     3%
Cash and Other Net Assets        2%
Convertible Bond                 2%

% of Total Net Assets

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
COMMON STOCKS - 93.54%
               BASIC MATERIALS - 0.82%
        3,570  Alcoa.......................   $        78,754
                                              ---------------
               CAPITAL GOODS - 5.78%
        5,130  Boeing......................           152,617
        2,820  General Dynamics............           223,147
        2,930  United Technologies.........           180,693
                                              ---------------
                                                      556,457
                                              ---------------
               CHEMICALS - 1.62%
        3,775  duPont (E.I.) de Nemours....           155,719
                                              ---------------
               COMMERCIAL SERVICES - 2.99%
       10,950  Accenture, Class A*.........           184,836
        7,200  Concord EFS*................           102,816
                                              ---------------
                                                      287,652
                                              ---------------
               COMMUNICATIONS - 10.77%
        3,875  ALLTEL......................           192,626
       19,800  AT&T........................           258,192
        9,925  BellSouth...................           259,539
        7,955  Cox Communications, Class A*           217,967
        8,800  Sprint......................           109,296
                                              ---------------
                                                    1,037,620
                                              ---------------
               CONSUMER CYCLICALS - 2.60%
        3,500  Marriott International, Class A        108,255
        7,730  Mattel......................           141,923
                                              ---------------
                                                      250,178
                                              ---------------
               CONSUMER STAPLES - 3.11%
        3,755  Estee Lauder, Class A.......           109,346
        5,870  Newell Rubbermaid...........           190,305
                                              ---------------
                                                      299,651
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
               FINANCE - 21.19%
        6,450  BB&T........................   $       233,813
            2  Berkshire Hathaway, Class A*           148,380
          122  Berkshire Hathaway, Class B*           300,120
        2,250  Capital One Financial.......            68,558
        6,616  Citigroup...................           244,461
        3,250  Fannie Mae..................           217,295
        3,150  Morgan Stanley..............           122,598
        9,370  U.S. Bancorp................           197,613
        9,222  Washington Mutual...........           329,779
        3,535  Wells Fargo.................           178,411
                                              ---------------
                                                    2,041,028
                                              ---------------
               FOOD AND BEVERAGES - 8.44%
        6,025  ConAgra Foods...............           146,106
        7,015  Kellogg.....................           223,498
        6,920  Kraft Foods, Class A........           273,340
        2,660  Unilever....................           170,267
                                              ---------------
                                                      813,211
                                              ---------------
               HEALTH CARE SERVICES - 1.94%
        4,300  HCA.........................           187,007
                                              ---------------
               INSURANCE - 3.80%
        5,310  ACE.........................           163,282
        6,960  Prudential Financial*.......           203,232
                                              ---------------
                                                      366,514
                                              ---------------
               MEDICAL PRODUCTS AND SUPPLIES - 1.17%
        3,805  Guidant*....................           112,514
                                              ---------------
               OIL AND GAS EXTRACTION - 5.86%
        3,005  Anadarko Petroleum..........           133,843
        2,418  ChevronTexaco...............           163,529
        2,226  ConocoPhilips...............           107,961
        4,720  Exxon Mobil.................           158,875
                                              ---------------
                                                      564,208
                                              ---------------
               PHARMACEUTICALS - 5.26%
        5,575  Bristol-Myers Squibb........           137,201
        6,400  Pfizer......................           203,328
        4,975  Wyeth.......................           166,662
                                              ---------------
                                                      507,191
                                              ---------------
               RESTAURANTS - 1.96%
       10,425  McDonald's..................           188,797
                                              ---------------
               RETAIL - 3.75%
        4,550  Best Buy*...................            93,775
        7,750  J.C. Penney (Holding Company)          147,637
        7,650  Limited Brands..............           119,876
                                              ---------------
                                                      361,288
                                              ---------------
               TECHNOLOGY - 5.01%
        9,295  Apple Computer*.............           149,371
       21,117  Hewlett-Packard.............           333,648
                                              ---------------
                                                      483,019
                                              ---------------
               UTILITIES - 5.88%
        3,890  Dominion Resources..........           186,720
        8,950  Duke Energy.................           183,386
        3,900  Exelon......................           196,560
                                              ---------------
                                                      566,666
                                              ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

TAMRO LARGE CAP VALUE FUND                                      OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
               WASTE MANAGEMENT - 1.59%
        6,640  Waste Management............   $       152,853
                                              ---------------
               TOTAL COMMON STOCKS
                 (Cost $9,318,883).........         9,010,327
                                              ---------------

CONVERTIBLE PREFERRED STOCKS - 2.85%
               FINANCE - 1.53%
        5,000  Capital One Financial.......           147,000
                                              ---------------
               TELECOMMUNICATIONS
               EQUIPMENT - 1.32%
        3,800  Motorola....................           127,300
                                              ---------------
               TOTAL CONVERTIBLE PREFERRED STOCKS
                 (Cost $275,418)...........           274,300
                                              ---------------

 PAR VALUE
 ---------
CONVERTIBLE BOND - 1.75%
$     200,000  Nextel Communications
                 4.750%, 07/01/07 .........           168,750
                                              ---------------
               TOTAL CONVERTIBLE BOND
                 (Cost $155,428)...........           168,750
                                              ---------------

 SHARES
 ------
INVESTMENT COMPANY - 2.06%
      198,120  Deutsche Institutional
                 Cash Management Fund......           198,120
                                              ---------------
               TOTAL INVESTMENT COMPANY
                 (Cost $198,120)...........           198,120
                                              ---------------
TOTAL INVESTMENTS - 100.20%
   (Cost $9,947,849)**.....................         9,651,497
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (0.20)%.           (19,403)
                                              ---------------
NET ASSETS - 100.00%.......................   $     9,632,094
                                              ===============

-------------------------
  * Non-income producing security.
 ** Aggregate cost for Federal income taxes purposes is $10,024,405.

     Gross unrealized appreciation ........   $       291,840
     Gross unrealized depreciation ........          (664,748)
                                              ---------------
     Net unrealized depreciation ..........   $      (372,908)
                                              ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

VALUE FUND                                                      OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Other Common Stocks             25%
Finance                         22%
Oil and Gas Extraction          11%
Basic Materials                 10%
Pharmaceuticals                  7%
Communications                   7%
Consumer Staples                 6%
Leisure                          6%
Cash and Other Net Assets        4%
Convertible Preferred Stocks     2%

% of Total Net Assets

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
COMMON STOCKS - 94.05%
               AUTOMOBILE - 0.26%
       42,100  Delphi......................   $       293,016
                                              ---------------
               BASIC MATERIALS - 10.41%
       23,100  Air Products & Chemicals....         1,021,020
       18,500  Akzo Nobel, SP ADR..........           552,410
       16,600  Alcan.......................           467,290
       84,800  Alcoa.......................         1,870,688
       47,500  International Paper.........         1,659,175
        8,400  Phelps Dodge*...............           260,568
       23,500  PPG Industries..............         1,105,205
       22,000  Praxair.....................         1,199,000
       20,000  Smurfit-Stone Container*....           260,200
      169,400  Syngenta, ADR...............         2,000,614
        9,800  3M..........................         1,244,012
                                              ---------------
                                                   11,640,182
                                              ---------------
               CAPITAL GOODS - 4.29%
       21,400  Caterpillar.................           874,190
       63,900  Deere.......................         2,964,321
       19,900  Honeywell International.....           476,406
        4,500  Illinois Tool Works.........           276,300
        2,000  Northrop Grumman............           206,260
                                              ---------------
                                                    4,797,477
                                              ---------------
               COMMERCIAL SERVICES - 0.64%
       42,700  Accenture, Class A*.........           720,776
                                              ---------------
               COMMUNICATIONS - 6.69%
      116,400  AT&T........................         1,517,856
       84,800  BellSouth...................         2,217,520
       12,300  BT Group, SP ADR............           351,780
       27,700  Gannett.....................         2,103,261
       50,200  SBC Communications..........         1,288,132
                                              ---------------
                                                    7,478,549
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
               CONSUMER CYCLICALS - 0.56%
       13,200  Nike........................   $       622,908
                                              ---------------
               CONSUMER STAPLES - 6.35%
      125,500  Archer-Daniels-Midland......         1,709,310
       27,100  Kimberly-Clark..............         1,395,650
       67,400  Philip Morris...............         2,746,550
       14,100  Procter & Gamble............         1,247,145
                                              ---------------
                                                    7,098,655
                                              ---------------
               FINANCE - 21.51%
       27,300  American Express............           992,901
       42,400  Bank of America.............         2,959,520
       11,000  Bank One....................           424,270
      122,700  Citigroup...................         4,533,765
       21,800  Equity Office Properties Trust,
                 REIT......................           524,944
       18,100  Fannie Mae..................         1,210,166
       71,800  FleetBoston Financial.......         1,679,402
       22,100  Freddie Mac.................         1,360,918
       24,200  Goldman Sachs Group.........         1,732,720
       54,600  Mellon Financial............         1,544,634
       29,810  Merrill Lynch...............         1,131,289
       41,500  National City...............         1,125,895
       23,900  SAFECO......................           849,884
       42,400  SouthTrust..................         1,086,288
       22,400  SunTrust Banks..............         1,362,816
       44,000  Wachovia....................         1,530,760
                                              ---------------
                                                   24,050,172
                                              ---------------
               FOOD AND BEVERAGES - 5.37%
       12,800  Diageo, SP ADR..............           570,496
       22,000  Heinz (H.J.)................           707,520
       79,700  Kellogg.....................         2,539,242
       36,400  PepsiCo.....................         1,605,240
       16,016  Smucker (J.M.)..............           586,346
                                              ---------------
                                                    6,008,844
                                              ---------------
               HEALTH CARE SERVICES - 0.78%
       50,400  Pall........................           875,448
                                              ---------------
               INSURANCE - 4.98%
       52,400  Allstate....................         2,084,472
       14,400  Chubb (The).................           812,304
       21,300  Hartford Financial Services
                 Group ....................           841,350
       49,680  MetLife.....................         1,186,359
       16,000  St. Paul....................           524,800
        4,406  Travelers Property Casualty,
                 Class A*..................            58,820
        4,254  Travelers Property Casualty,
                 Class B*..................            57,514
                                              ---------------
                                                    5,565,619
                                              ---------------
               LEISURE - 5.68%
       52,600  Disney, Walt................           878,420
       19,900  Eastman Kodak...............           655,705
       46,800  Reed Elsevier, SP ADR.......         1,698,840
       20,700  Tribune.....................           994,635
       47,700  Viacom, Class B*............         2,127,897
                                              ---------------
                                                    6,355,497
                                              ---------------
               MEDICAL PRODUCTS AND SUPPLIES - 0.38%
       17,100  Baxter International........           427,842
                                              ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

VALUE FUND                                                      OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
               OIL AND GAS EXTRACTION - 11.27%
       24,300  Anadarko Petroleum..........   $     1,082,322
       22,800  Apache......................         1,232,568
       14,400  Baker Hughes................           418,320
       36,500  BP, SP ADR..................         1,403,425
       21,900  Devon Energy................         1,105,950
      127,200  Exxon Mobil.................         4,281,552
       47,900  National Fuel Gas...........           966,143
       25,800  Schlumberger................         1,034,838
       38,900  Unocal......................         1,075,196
                                              ---------------
                                                   12,600,314
                                              ---------------
               PHARMACEUTICALS - 6.67%
       38,200  Abbott Laboratories.........         1,599,434
       18,800  Eli Lilly...................         1,043,400
       23,500  Merck.......................         1,274,640
       71,100  Pfizer......................         2,258,847
       60,100  Schering-Plough.............         1,283,135
                                              ---------------
                                                    7,459,456
                                              ---------------
               RETAIL - 0.99%
        6,000  Kroger*.....................            89,040
       38,600  Sears, Roebuck..............         1,013,636
                                              ---------------
                                                    1,102,676
                                              ---------------
               TECHNOLOGY - 1.96%
       29,000  Analog Devices*.............           777,200
       50,800  Intel.......................           878,840
       33,400  Texas Instruments...........           529,724
                                              ---------------
                                                    2,185,764
                                              ---------------
               TRANSPORTATION - 0.68%
       17,810  Canadian National Railway...           759,953
                                              ---------------
               UTILITIES - 4.58%
       32,800  Energy East.................           698,640
       14,600  FPL Group...................           861,108
       19,600  KeySpan.....................           715,988
       31,700  NiSource....................           523,684
       32,600  NSTAR.......................         1,367,570
       11,300  Pinnacle West Capital.......           322,050
        8,500  PPL.........................           294,185
       14,400  WGL Holdings................           333,072
                                              ---------------
                                                    5,116,297
                                              ---------------
               TOTAL COMMON STOCKS
                 (Cost $115,651,188).......       105,159,445
                                              ---------------

CONVERTIBLE PREFERRED STOCKS - 2.32%
               AUTOMOTIVE - 0.48%
       25,900  General Motors, Series B....           540,015
                                              ---------------
               CAPITAL GOODS - 0.27%
        2,700  Northrop Grumman............           300,483
                                              ---------------
               INSURANCE - 0.31%
       16,110  Travelers Property Casualty.           342,337
                                              ---------------
               TELECOMMUNICATIONS
               EQUIPMENT - 0.97%
       32,300  Motorola....................         1,082,050
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
               UTILITIES - 0.29%
       13,200  TXU.........................   $       326,700
                                              ---------------
               TOTAL CONVERTIBLE PREFERRED STOCKS
                 (Cost $3,581,759).........         2,591,585
                                              ---------------

INVESTMENT COMPANY - 3.58%
    4,006,219  J.P. Morgan Chase Institutional
                 Federal Money Market Fund.         4,006,219
                                              ---------------
               TOTAL INVESTMENT COMPANY
                 (Cost $4,006,219).........         4,006,219
                                              ---------------
TOTAL INVESTMENTS - 99.95%
   (Cost $123,239,166)**...................       111,757,249
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 0.05%...            60,102
                                              ---------------
NET ASSETS - 100.00%.......................   $   111,817,351
                                              ===============

-------------------------
  * Non-income producing security.
 ** Aggregate cost for Federal income taxes purposes is $124,277,436.

     Gross unrealized appreciation ........   $     2,838,054
     Gross unrealized depreciation ........       (15,358,241)
                                              ---------------
     Net unrealized depreciation ..........   $   (12,520,187)
                                              ===============

      ADR  American Depositary Receipt
     REIT  Real Estate Investment Trust
   SP ADR  Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

VEREDUS SELECT GROWTH FUND                                      OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Other Common Stocks             19%
Communications                  17%
Entertainment and Leisure       13%
Food and Beverages              10%
Retail                          10%
Health Care Services            10%
Building                         7%
Medical Products and Supplies    6%
Finance                          6%
Cash and Other Net Assets        2%

% of Total Net Assets

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
COMMON STOCKS - 98.28%
               BIOTECHNOLOGY - 3.97%
          900  Amgen*......................   $        41,904
        1,200  Biogen*.....................            44,028
                                              ---------------
                                                       85,932
                                              ---------------
               BUILDING - 7.01%
        2,000  Centex......................            90,960
        1,100  Lennar......................            60,687
                                              ---------------
                                                      151,647
                                              ---------------
               CAPITAL GOODS - 4.07%
        1,900  Deere.......................            88,141
                                              ---------------
               CHEMICALS - 2.52%
        1,000  Praxair.....................            54,500
                                              ---------------
               COMMUNICATIONS - 16.52%
        4,200  AT&T........................            54,768
        1,800  Comcast, Class A*...........            42,192
        1,200  Gannett.....................            91,116
        5,000  Nextel Communications,
                 Class A*..................            56,400
          500  Scripps (E.W.) (The)........            38,595
        6,000  Sprint......................            74,520
                                              ---------------
                                                      357,591
                                              ---------------
               CONSUMER STAPLES - 3.16%
        1,100  Avery Dennison..............            68,464
                                              ---------------
               ENTERTAINMENT AND LEISURE - 13.36%
        3,600  Fox Entertainment Group,
                 Class A*..................            87,876
        1,700  Harrah's Entertainment*.....            71,400
          900  International Game Technology*          67,689
        2,000  MGM MIRAGE*.................            62,200
                                              ---------------
                                                      289,165
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
               FINANCE - 6.02%
          500  Bank of America.............   $        34,900
        1,100  Countrywide Credit Industries           55,341
          600  Fannie Mae..................            40,116
                                              ---------------
                                                      130,357
                                              ---------------
               FOOD AND BEVERAGES - 10.15%
        3,000  Coca-Cola Enterprises.......            71,520
          900  Hershey Foods...............            58,563
        1,400  Unilever....................            89,614
                                              ---------------
                                                      219,697
                                              ---------------
               HEALTH CARE SERVICES - 9.65%
          600  UnitedHealth Group..........            54,570
        1,000  HCA.........................            43,490
        1,200  Universal Health Services,
                 Class B*..................            58,176
          700  Wellpoint Health Networks*..            52,647
                                              ---------------
                                                      208,883
                                              ---------------
               INSURANCE - 2.89%
        2,100  Old Republic International..            62,601
                                              ---------------
               MEDICAL PRODUCTS AND SUPPLIES - 6.48%
        1,900  Johnson & Johnson...........           111,625
          800  St. Jude Medical*...........            28,488
                                              ---------------
                                                      140,113
                                              ---------------
               OIL AND GAS EXTRACTION - 2.24%
        2,600  Ocean Energy................            48,438
                                              ---------------
               RETAIL - 10.24%
        4,100  Gap (The)...................            48,257
        2,000  Lowe's......................            83,460
        2,000  Michaels Stores*............            89,920
                                              ---------------
                                                      221,637
                                              ---------------
               TOTAL COMMON STOCKS
                 (Cost $2,111,920).........         2,127,166
                                              ---------------

 PAR VALUE
 ---------
REPURCHASE AGREEMENT - 14.72%
$     318,640  Morgan Stanley, 1.550%,
                 dated 10/31/02, matures 11/01/02,
                 repurchase price $318,654
                 (collateralized by U.S. Treasury
                 Instruments, total market
                 value: $325,028)..........           318,640
                                              ---------------
               TOTAL REPURCHASE AGREEMENT
                 (Cost $318,640)...........           318,640
                                              ---------------
TOTAL INVESTMENTS - 113.00%
   (Cost $2,430,560)**.....................         2,445,806
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (13.00)%         (281,366)
                                              ---------------
NET ASSETS - 100.00%.......................   $     2,164,440
                                              ===============

-------------------------
  * Non-income producing security.
 ** Aggregate cost for Federal income taxes purposes is $2,438,934.

     Gross unrealized appreciation ........   $        72,119
     Gross unrealized depreciation ........           (65,247)
                                              ---------------
     Net unrealized appreciation ..........   $         6,872
                                              ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

TALON MID CAP FUND                                              OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Other Common Stocks             24%
Technology                      21%
Printing and Publishing         10%
Entertainment and Leisure        8%
Telecomm. Equipment              7%
Cash and Other Net Assets        6%
Agriculture                      6%
Medical Products and Supplies    6%
Automotive                       6%
Pharmaceuticals                  6%

% of Total Net Assets

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
COMMON STOCKS - 93.71%
               AGRICULTURE - 5.61%
       92,400  Bunge.......................   $     2,345,112
      149,000  Monsanto....................         2,462,970
                                              ---------------
                                                    4,808,082
                                              ---------------
               AUTOMOTIVE - 5.69%
       64,000  BorgWarner..................         2,878,720
       37,000  Magna International, Class A         1,999,850
                                              ---------------
                                                    4,878,570
                                              ---------------
               CAPITAL GOODS - 1.39%
       72,000  Rockwell Automation.........         1,191,600
                                              ---------------
               CHEMICALS - 1.43%
       40,000  FMC*........................         1,223,600
                                              ---------------
               COMMERCIAL SERVICES - 2.71%
      127,100  Wallace Computer Services...         2,327,201
                                              ---------------
               COMMUNICATIONS - 4.58%
      172,000  Interpublic Group...........         2,058,840
       55,000  WPP Group, SP ADR...........         1,867,250
                                              ---------------
                                                    3,926,090
                                              ---------------
               CONSUMER CYCLICALS - 1.84%
       86,000  Mattel......................         1,578,960
                                              ---------------
               ELECTRONICS - 4.79%
      474,700  Symbol Technologies.........         4,106,155
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
               ENTERTAINMENT AND LEISURE - 8.48%
       69,100  Hearst-Argyle Television*...   $     1,719,899
      142,500  Metro-Goldwyn-Mayer*........         1,824,000
      250,000  Yahoo!*.....................         3,730,000
                                              ---------------
                                                    7,273,899
                                              ---------------
               MEDICAL PRODUCTS AND SUPPLIES - 6.47%
       22,000  Boston Scientific*..........           827,860
       69,000  Edwards Lifesciences*.......         1,772,610
       40,000  IMS Health..................           601,600
      336,400  PerkinElmer.................         2,341,344
                                              ---------------
                                                    5,543,414
                                              ---------------
               OIL AND GAS EXTRACTION - 5.05%
      119,873  FMC Technologies*...........         2,217,651
      240,000  Veritas DGC*................         2,112,000
                                              ---------------
                                                    4,329,651
                                              ---------------
               PHARMACEUTICALS - 5.76%
      219,000  Alpharma, Class A...........         2,076,120
      104,000  Watson Pharmaceuticals*.....         2,858,960
                                              ---------------
                                                    4,935,080
                                              ---------------
               PRINTING AND PUBLISHING - 9.70%
       92,500  Belo, Class A...............         2,136,750
      285,100  Reader's Digest Association,
                 Class A...................         4,635,726
       35,000  Scholastic*.................         1,545,250
                                              ---------------
                                                    8,317,726
                                              ---------------
               RETAIL - 1.00%
       50,000  Borders Group*..............           861,500
                                              ---------------
               TECHNOLOGY - 20.69%
      211,000  American Power Conversion*..         2,726,120
       80,000  Apple Computer*.............         1,285,600
       50,200  Diebold.....................         1,789,630
      385,900  Legato Systems*.............         1,404,676
      420,000  Mentor Graphics*............         3,987,060
      129,000  Progress Software*..........         1,609,920
      564,800  Unisys*.....................         4,930,704
                                              ---------------
                                                   17,733,710
                                              ---------------
               TELECOMMUNICATIONS
               EQUIPMENT - 6.64%
      496,700  Andrew*.....................         4,271,620
       53,800  Harris......................         1,419,244
                                              ---------------
                                                    5,690,864
                                              ---------------
               TRANSPORTATION - 1.88%
       50,000  CNF.........................         1,609,500
                                              ---------------
               TOTAL COMMON STOCKS
                 (Cost $88,788,642)........        80,335,602
                                              ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

TALON MID CAP FUND                                              OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
INVESTMENT COMPANIES - 5.20%
    4,180,991  Deutsche Cash Management
                 Fund......................   $     4,180,991
      277,691  Deutsche Institutional
                 Treasury Money Fund.......           277,691
                                              ---------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $4,458,682).........         4,458,682
                                              ---------------
TOTAL INVESTMENTS - 98.91%
   (Cost $93,247,324)**....................        84,794,284
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 1.09%...           933,208
                                              ---------------
NET ASSETS - 100.00%.......................   $    85,727,492
                                              ===============

-------------------------
  * Non-income producing security.
 ** Aggregate cost for Federal income taxes purposes is $93,355,957.

     Gross unrealized appreciation ........   $     4,085,072
     Gross unrealized depreciation ........       (12,646,745)
                                              ---------------
     Net unrealized depreciation ..........   $    (8,561,673)
                                              ===============

   SP ADR  Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

TAMRO SMALL CAP FUND                                            OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Other Common Stocks             31%
Finance                         16%
Communications                  13%
Commercial Services             12%
Consumer Cyclicals              11%
Food and Beverages               5%
Cash and Other Net Assets        4%
Pharmaceuticals                  4%
Convertible Bonds                3%
Convertible Preferred Stock      1%

% of Total Net Assets

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
COMMON STOCKS - 91.72%
               BASIC MATERIALS - 2.57%
       10,773  International Aluminum......   $       183,141
       65,575  Steel Dynamics*.............           854,442
                                              ---------------
                                                    1,037,583
                                              ---------------
               CAPITAL GOODS - 3.41%
      121,645  Concord Camera*.............           665,398
       32,600  Itron*......................           713,614
                                              ---------------
                                                    1,379,012
                                              ---------------
               COMMERCIAL SERVICES - 11.73%
       54,490  Aaron Rents.................         1,174,259
       74,000  Administaff*................           449,920
       37,000  AMN Healthcare Services*....           535,020
       35,500  Forrester Research*.........           489,900
       70,460  Hooper Holmes...............           468,559
       50,945  Kelly Services, Class A.....         1,205,359
       20,500  MAXIMUS*....................           417,790
                                              ---------------
                                                    4,740,807
                                              ---------------
               COMMUNICATIONS - 13.48%
       59,075  CheckFree*..................           961,741
       37,390  Emmis Communications,
                 Class A*..................           815,850
       59,000  Mediacom Communications*....           321,550
       50,350  Network Associates*.........           800,062
      270,750  3Com*.......................         1,142,294
      441,480  ValueClick*.................         1,143,433
       36,000  webMethods*.................           260,280
                                              ---------------
                                                    5,445,210
                                              ---------------
               CONSUMER CYCLICALS - 10.51%
       43,600  Clayton Homes...............           493,552
       23,860  KB HOME.....................         1,126,192
       18,000  Kellwood....................           420,300
       60,540  Nautica Enterprises*........           678,048

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
               CONSUMER CYCLICALS (CONTINUED)
       27,420  Standard-Pacific............   $       665,757
       50,600  Steven Madden*..............           864,805
                                              ---------------
                                                    4,248,654
                                              ---------------
               CONSUMER STAPLES - 3.01%
       69,740  Elizabeth Arden*............           767,837
        9,400  Scotts (The), Class A*......           447,440
                                              ---------------
                                                    1,215,277
                                              ---------------
               FINANCE - 15.63%
       15,550  CBL & Associates Properties,
                 REIT......................           574,728
       52,940  Entertainment Properties Trust,
                 REIT......................         1,191,680
       35,150  First Charter...............           595,441
      106,645  Innkeepers USA Trust, REIT..           827,565
       30,510  MAF Bancorp.................           991,270
       16,500  People's Bank...............           405,900
       54,860  Seacoast Financial Services.         1,191,559
       13,780  UMB Financial...............           537,971
                                              ---------------
                                                    6,316,114
                                              ---------------
               FOOD AND BEVERAGES - 4.77%
       65,975  Chiquita Brands International*         807,534
       46,065  United Natural Foods*.......         1,119,380
                                              ---------------
                                                    1,926,914
                                              ---------------
               INSURANCE - 1.93%
        2,500  Alleghany*..................           451,250
       86,310  FPIC Insurance Group*.......           327,978
                                              ---------------
                                                      779,228
                                              ---------------
               LODGING - 1.02%
       12,500  Four Seasons Hotels.........           410,625
                                              ---------------
               MEDICAL PRODUCTS AND SUPPLIES - 3.20%
       36,400  Cytyc*......................           380,744
       35,500  Edwards Lifesciences*.......           911,995
                                              ---------------
                                                    1,292,739
                                              ---------------
               OIL AND GAS EXTRACTION - 3.58%
       47,035  Core Laboratories*..........           443,540
       40,250  Pioneer Natural Resources*..         1,001,018
                                              ---------------
                                                    1,444,558
                                              ---------------
               PHARMACEUTICALS - 4.19%
       23,225  Medicis Pharmaceutical*.....         1,066,028
       38,200  Noven Pharmaceuticals*......           489,342
       53,450  Pharmacyclics*..............           137,901
                                              ---------------
                                                    1,693,271
                                              ---------------
               RESTAURANTS - 2.89%
       26,225  Papa John's International*..           682,636
       25,480  Ryan's Family Steak Houses*.           261,425
       20,415  Steak `n Shake (The)*.......           224,361
                                              ---------------
                                                    1,168,422
                                              ---------------
               RETAIL - 3.32%
       42,450  bebe stores*................           551,001
       13,875  Hibbett Sporting Goods*.....           303,724
       92,080  Restoration Hardware*.......           488,024
                                              ---------------
                                                    1,342,749
                                              ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

TAMRO SMALL CAP FUND                                            OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
               TECHNOLOGY - 4.10%
       88,660  CIBER*......................   $       476,991
       90,790  IKON Office Solutions*......           642,793
       22,825  NetScreen Technologies......           300,605
       47,600  TIBCO Software*.............           238,000
                                              ---------------
                                                    1,658,389
                                              ---------------
               TELECOMMUNICATIONS
               EQUIPMENT - 1.78%
       25,800  Advanced Fibre Communications*         417,418
       41,400  Comverse Technology*........           301,806
                                              ---------------
                                                      719,224
                                              ---------------
               TRANSPORTATION - 0.60%
       18,500  Atlantic Coast Airlines Holdings*      244,200
                                              ---------------
               TOTAL COMMON STOCKS
                 (Cost $36,878,060)........        37,062,976
                                              ---------------

 PAR VALUE
 ---------
CONVERTIBLE BONDS - 2.53%
               COMMUNICATIONS - 1.35%
$     746,000  Aether Systems, Subordinated Notes
                 6.000%, 03/22/05 .........           544,580
                                              ---------------
               FINANCE - 1.18%
      750,000  E*trade Group
                 6.000%, 02/01/07 .........           479,063
                                              ---------------
               TOTAL CONVERTIBLE BONDS
                 (Cost $974,354)...........         1,023,643
                                              ---------------

 SHARES
 ------
CONVERTIBLE PREFERRED STOCK - 1.34%
               ENTERTAINMENT AND LEISURE - 1.34%
       36,700  Six Flags Inc...............           541,325
                                              ---------------
               TOTAL CONVERTIBLE PREFERRED STOCK
                 (Cost $459,300)...........           541,325
                                              ---------------

INVESTMENT COMPANY - 3.12%
    1,259,284  Deutsche Institutional
                 Cash Management Fund......         1,259,284
                                              ---------------
               TOTAL INVESTMENT COMPANY
                 (Cost $1,259,284).........         1,259,284
                                              ---------------
TOTAL INVESTMENTS - 98.71%
   (Cost $39,570,998)**....................        39,887,228
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 1.29%...           519,987
                                              ---------------
NET ASSETS - 100.00%.......................   $    40,407,215
                                              ===============

-------------------------
  * Non-income producing security.
 ** Aggregate cost for Federal income taxes purposes is $39,734,098.

     Gross unrealized appreciation ........   $     3,584,930
     Gross unrealized depreciation ........        (3,431,800)
                                              ---------------
     Net unrealized appreciation ..........   $       153,130
                                              ===============

     REIT  Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

VEREDUS AGGRESSIVE GROWTH FUND                                  OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Other Common Stocks             25%
Consumer Cyclicals              22%
Retail                          11%
Technology                       9%
Oil and Gas Extraction           9%
Automotive                       6%
Entertainment and Leisure        5%
Food and Beverages               5%
Cash and Other Net Assets        4%
Capital Goods                    4%

% of Total Net Assets

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
COMMON STOCKS - 96.08%
               AUTOMOTIVE - 6.05%
      428,650  American Axle & Manufacturing
                 Holdings*.................   $    10,159,005
       79,100  BorgWarner..................         3,557,918
      200,300  Superior Industries
                 International ............         8,506,741
                                              ---------------
                                                   22,223,664
                                              ---------------
               BIOTECHNOLOGY - 1.22%
      155,200  Biosite*....................         4,482,176
                                              ---------------
               CAPITAL GOODS - 3.89%
      165,000  AGCO*.......................         4,191,000
       75,300  Alliant Techsystems*........         4,529,295
      183,700  Jacobs Engineering Group*...         5,564,273
                                              ---------------
                                                   14,284,568
                                              ---------------
               COMMUNICATIONS - 2.20%
      788,300  C-COR.net*..................         3,269,869
      329,000  eSPEED, Class A*............         4,790,240
                                              ---------------
                                                    8,060,109
                                              ---------------
               CONSUMER CYCLICALS - 22.31%
      121,300  Beazer Homes USA*...........         7,973,049
      347,500  D.R. Horton.................         6,696,325
       52,000  Dominion Homes..............           803,400
      285,800  Hovanian Enterprises, Class A*      10,808,956
      289,700  KB HOME.....................        13,673,840
      229,200  La-Z-Boy....................         5,454,960
      201,800  M.D.C. Holdings.............         7,575,572
      253,900  Pulte Homes.................        11,659,088
      295,600  Ryland Group (The)..........        12,296,960
      204,100  Standard-Pacific............         4,955,548
                                              ---------------
                                                   81,897,698
                                              ---------------
               ELECTRONICS - 2.18%
      169,400  FLIR Systems*...............         8,017,702
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
               ENTERTAINMENT AND LEISURE - 5.02%
      335,600  Alliance Gaming*............   $     5,624,656
      118,800  Boyd Gaming*................         1,313,928
      180,200  Lin TV, Class A*............         3,717,526
      198,300  Regal Entertainment Group,
                 Class A...................         3,827,190
      220,100  Station Casinos*............         3,959,599
                                              ---------------
                                                   18,442,899
                                              ---------------
               FINANCE - 2.06%
      139,000  Jefferies Group.............         5,789,350
       60,600  St. Joe (The)...............         1,768,308
                                              ---------------
                                                    7,557,658
                                              ---------------
               FOOD AND BEVERAGES - 4.68%
      629,500  Fresh Del Monte Produce.....        17,160,170
                                              ---------------
               HEALTH CARE SERVICES - 2.59%
      341,100  AmSurg*.....................         9,503,046
                                              ---------------
               INSURANCE - 1.71%
      201,000  IPC Holdings................         6,265,170
                                              ---------------
               MEDICAL PRODUCTS AND SUPPLIES - 2.78%
      475,200  Cytyc*......................         4,970,592
      222,700  Merit Medical Systems*......         5,233,450
                                              ---------------
                                                   10,204,042
                                              ---------------
               OIL AND GAS EXTRACTION - 8.72%
      129,300  Patterson-UTI Energy*.......         3,739,356
      151,600  Pioneer Natural Resources*..         3,770,292
      462,600  Pride International*........         6,420,888
      280,900  Rowan.......................         5,727,551
       14,900  Tidewater...................           419,733
      740,000  Ultra Petroleum*............         6,090,200
      356,000  Varco International*........         5,852,640
                                              ---------------
                                                   32,020,660
                                              ---------------
               PHARMACEUTICALS - 3.09%
      397,100  Sangstat Medical*...........         7,409,886
      265,800  Telik*......................         3,920,550
                                              ---------------
                                                   11,330,436
                                              ---------------
               RESTAURANTS - 3.43%
      387,900  Landry's Restaurants........         8,828,604
      109,400  P.F. Chang's China Bistro*..         3,774,300
                                              ---------------
                                                   12,602,904
                                              ---------------
               RETAIL - 10.52%
      520,500  Chico's FAS*................        10,045,650
      137,300  Christopher & Banks*........         3,665,910
      110,600  Claire's Stores.............         2,849,056
      339,000  Hollywood Entertainment*....         6,664,740
      156,700  Michaels Stores*............         7,045,232
      436,500  PETsMART*...................         8,341,515
                                              ---------------
                                                   38,612,103
                                              ---------------
               TECHNOLOGY - 9.17%
      585,300  Documentum*.................         8,551,233
      403,000  Edwards (J.D.)*.............         4,779,580
      262,300  FileNET*....................         2,845,955
      360,900  Hyperion Solutions*.........         9,744,300
      390,900  SanDisk*....................         7,728,093
                                              ---------------
                                                   33,649,161
                                              ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

VEREDUS AGGRESSIVE GROWTH FUND                                  OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
               TRANSPORTATION - 1.03%
      324,200  Frontier Airlines*..........   $     1,928,990
       46,200  JetBlue Airways*............         1,866,018
                                              ---------------
                                                    3,795,008
                                              ---------------
               WASTE DISPOSAL - 3.43%
      378,600  Stericycle*.................        12,607,380
                                              ---------------
               TOTAL COMMON STOCKS
                 (Cost $367,686,098).......       352,716,554
                                              ---------------

 PAR VALUE
 ---------
REPURCHASE AGREEMENT - 6.03%
$  22,137,909  Morgan Stanley, 1.550%,
                 dated 10/31/02, matures 11/01/02,
                 repurchase price $22,138,863
                 (collateralized by U.S. Treasury
                 Instruments, total market
                 value: $22,592,514).......        22,137,909
                                              ---------------
               TOTAL REPURCHASE AGREEMENT
                 (Cost $22,137,909)........        22,137,909
                                              ---------------
TOTAL INVESTMENTS - 102.11%
   (Cost $389,824,007)**...................       374,854,463
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (2.11)%.        (7,729,550)
                                              ---------------
NET ASSETS - 100.00%.......................   $   367,124,913
                                              ===============

-------------------------
  * Non-income producing security.
 ** Aggregate cost for Federal income taxes purposes is $390,904,150.

     Gross unrealized appreciation ........   $    27,217,839
     Gross unrealized depreciation ........       (43,267,526)
                                              ---------------
     Net unrealized depreciation ..........   $   (16,049,687)
                                              ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

REAL ESTATE FUND                                                OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Retail                          26%
Office Properties               19%
Residential                     19%
Industrial                      17%
Diversified                      8%
Cash and Other Net Assets        4%
Hotels                           4%
Storage                          3%

% of Total Net Assets

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
COMMON STOCKS - 96.88%
               DIVERSIFIED - 8.36%
       17,300  Catellus Development*.......   $       307,940
       10,700  Colonial Properties Trust...           353,742
       27,300  Vornado Realty Trust........         1,003,275
                                              ---------------
                                                    1,664,957
                                              ---------------
               HOTELS - 3.93%
       36,600  Host Marriott*..............           300,120
       22,600  Orient Express Hotels*......           296,060
        8,000  Starwood Hotels & Resorts
                 Worldwide.................           186,400
                                              ---------------
                                                      782,580
                                              ---------------
               INDUSTRIAL - 17.25%
       26,385  AMB Property................           707,118
       11,100  CenterPoint Properties......           598,068
       35,280  Duke Realty.................           857,304
        9,800  Liberty Property Trust......           287,532
       40,800  ProLogis Trust..............           987,360
                                              ---------------
                                                    3,437,382
                                              ---------------
               OFFICE PROPERTIES - 19.03%
       15,475  Alexandria Real Estate Equities        649,950
       18,585  Boston Properties...........           663,484
       21,700  Brookfield Properties.......           386,260
       58,484  Equity Office Properties Trust       1,408,295
       23,400  SL Green Realty.............           682,812
                                              ---------------
                                                    3,790,801
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
               RESIDENTIAL - 19.13%
       19,885  Apartment Investment &
                 Management................   $       698,759
       40,100  Archstone-Smith Trust.......           919,894
       17,724  AvalonBay Communities.......           668,195
       49,500  Boardwalk Equities..........           476,685
       27,900  Equity Residential
                 Properties Trust..........           661,788
        4,700  Essex Property Trust........           223,062
        7,200  Gables Residential Trust....           163,080
                                              ---------------
                                                    3,811,463
                                              ---------------
               RETAIL - 26.01%
       18,700  CBL & Associates Properties.           691,152
       18,200  Developers Diversified Realty          389,480
       20,200  General Growth Properties...           971,216
       17,200  Heritage Property Investment           410,220
       23,050  Kimco Realty................           698,415
        6,425  Mills.......................           178,294
       16,700  Pan Pacific Retail Properties          559,450
       26,400  Simon Property Group........           901,560
       10,300  Weingarten Realty Investors.           382,645
                                              ---------------
                                                    5,182,432
                                              ---------------
               STORAGE - 3.17%
       21,500  Public Storage..............           632,530
                                              ---------------
               TOTAL COMMON STOCKS
                 (Cost $19,615,251)........        19,302,145
                                              ---------------

 PAR VALUE
 ---------
REPURCHASE AGREEMENT - 2.82%
$     560,685  J.P. Morgan Chase, 1.500%,
                 dated 10/31/02, matured 11/01/02,
                 repurchase price $560,708
                 (collateralized by U.S. Treasury
                 Instrument, total market
                 value: $571,918)..........           560,685
                                              ---------------
               TOTAL REPURCHASE AGREEMENT
                 (Cost $560,685)...........           560,685
                                              ---------------
TOTAL INVESTMENTS - 99.70%
   (Cost $20,175,936)**....................        19,862,830
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 0.30%...            60,752
                                              ---------------
NET ASSETS - 100.00%.......................   $    19,923,582
                                              ===============

-------------------------
  * Non-income producing security.
 ** Aggregate cost for Federal income taxes purposes is $20,124,461.

     Gross unrealized appreciation ........   $     1,314,985
     Gross unrealized depreciation ........        (1,576,616)
                                              ---------------
     Net unrealized depreciation ..........   $      (261,631)
                                              ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

VEREDUS SCITECH FUND                                            OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Medical Products and Supplies   24%
Biotechnology                   16%
Computer Software               15%
U.s. Government Obligation      11%
Other Common Stocks              7%
Cash and Other Net Assets        7%
Pharmaceuticals                  6%
Computers                        5%
Waste Disposal                   5%
Electronics                      4%

% of Total Net Assets

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
COMMON STOCKS - 82.39%
               BIOTECHNOLOGY - 15.93%
          900  Amgen*......................   $        41,904
        1,200  Biogen*.....................            44,028
        3,800  Biosite*....................           109,744
        6,600  Exact Sciences*.............            96,690
        4,000  Telik*......................            59,000
                                              ---------------
                                                      351,366
                                              ---------------
               COMMUNICATIONS - 3.07%
        6,000  Nextel Communications,
                 Class A*..................            67,680
                                              ---------------
               COMPUTER SOFTWARE - 15.22%
        4,000  Activision*.................            82,000
        5,700  Documentum*.................            83,277
        2,400  Edwards (J.D.)*.............            28,464
        1,000  Electronic Arts*............            65,120
        1,600  FileNET*....................            17,360
        2,200  Hyperion Solutions*.........            59,400
                                              ---------------
                                                      335,621
                                              ---------------
               COMPUTERS - 4.52%
          700  Cognizant Technology Solutions*         46,319
        2,700  SanDisk*....................            53,379
                                              ---------------
                                                       99,698
                                              ---------------
               ELECTRONICS - 4.44%
       14,000  MEMC Electronic Materials*..            98,000
                                              ---------------
               MEDICAL PRODUCTS AND SUPPLIES - 23.58%
       25,400  Cepheid*....................           125,958
        2,000  Dentsply International......            73,840
        1,550  Immucor*....................            34,565
        1,900  Johnson & Johnson...........           111,625
        3,900  Merit Medical Systems*......            91,650
        1,600  Patterson Dental*...........            82,416
                                              ---------------
                                                      520,054
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
               PHARMACEUTICALS - 5.86%
        1,500  CV Therapeutics*............   $        36,000
        5,000  Sangstat Medical*...........            93,300
                                              ---------------
                                                      129,300
                                              ---------------
               SEMICONDUCTORS - 4.06%
       20,000  Silicon Image*..............            89,600
                                              ---------------
               TELECOMMUNICATIONS
               EQUIPMENT - 0.88%
        4,700  C-COR.net*..................            19,496
                                              ---------------
               WASTE DISPOSAL - 4.83%
        3,200  Stericycle*.................           106,560
                                              ---------------
               TOTAL COMMON STOCKS
                 (Cost $1,809,051).........         1,817,375
                                              ---------------

  PAR VALUE
  ---------
U.S. GOVERNMENT OBLIGATION - 11.29%
               U.S. TREASURY BILL - 11.29%
$     250,000  1.560%, 01/23/03............           249,187
                                              ---------------
               TOTAL U.S. GOVERNMENT OBLIGATION
                 (Cost $249,078)...........           249,187
                                              ---------------

REPURCHASE AGREEMENT - 15.25%
      336,322  Morgan Stanley, 1.550%,
                 dated 10/31/02, matures 11/01/02,
                 repurchase price $336,336
                 (collateralized by U.S. Treasury
                 Instruments, total market
                 value: $343,211)..........           336,322
                                              ---------------
               TOTAL REPURCHASE AGREEMENT
                 (Cost $336,322)...........           336,322
                                              ---------------
TOTAL INVESTMENTS - 108.93%
   (Cost $2,394,451)**.....................         2,402,884
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (8.93)%.          (197,062)
                                              ---------------
NET ASSETS - 100.00%.......................   $     2,205,822
                                              ===============

-------------------------
  * Non-income producing security.
 ** Aggregate cost for Federal income taxes purposes is $2,395,431.

     Gross unrealized appreciation ........   $       175,440
     Gross unrealized depreciation ........          (167,987)
                                              ---------------
     Net unrealized appreciation ..........   $         7,453
                                              ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

EQUITY PLUS FUND                                                OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Other Common Stocks             28%
Technology                      15%
Finance                         14%
Pharmaceuticals                  9%
Retail                           7%
Food and Beverages               6%
Consumer Staples                 6%
Cash and Other Net Assets        5%
Oil and Gas Extraction           5%
Electrical                       5%

% of Total Net Assets

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
COMMON STOCKS - 95.22%
               AUTOMOBILE - 0.68%
       44,400  Ford Motor..................   $       375,624
       13,600  General Motors..............           452,200
                                              ---------------
                                                      827,824
                                              ---------------
               BASIC MATERIALS - 1.43%
       20,800  Alcoa.......................           458,848
        2,000  Allegheny Technologies......            13,700
        1,400  Boise Cascade...............            33,306
       22,100  Dow Chemical................           574,379
       11,800  International Paper.........           412,174
        5,300  Weyerhaeuser................           240,090
                                              ---------------
                                                    1,732,497
                                              ---------------
               BIOTECHNOLOGY - 0.99%
       25,700  Amgen*......................         1,196,592
                                              ---------------
               CAPITAL GOODS - 3.97%
        2,000  Black & Decker..............            93,520
       20,600  Boeing......................           612,850
        7,100  Eastman Kodak...............           233,945
        5,000  General Dynamics............           395,650
       20,000  Honeywell International.....           478,800
        9,600  Raytheon....................           283,200
        4,500  Rockwell Automation.........            74,475
        9,600  3M..........................         1,218,624
       49,000  Tyco International..........           708,540
       11,500  United Technologies.........           709,205
                                              ---------------
                                                    4,808,809
                                              ---------------
               CHEMICALS - 0.86%
       25,200  duPont (E.I.) de Nemours....         1,039,500
                                              ---------------
               COMMUNICATIONS - 4.94%
       86,800  AT&T........................         1,131,872
       19,600  Nextel Communications,
                 Class A*..................           221,088

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
               COMMUNICATIONS (CONTINUED)
       82,500  SBC Communications..........   $     2,116,950
       66,600  Verizon Communications......         2,514,816
                                              ---------------
                                                    5,984,726
                                              ---------------
               CONSUMER STAPLES - 5.59%
        5,800  Avon Products...............           281,242
       13,500  Colgate-Palmolive...........           742,230
       25,900  Gillette....................           773,892
       53,200  Philip Morris...............         2,167,900
       31,800  Procter & Gamble............         2,812,710
                                              ---------------
                                                    6,777,974
                                              ---------------
               ELECTRICAL - 5.08%
      243,700  General Electric............         6,153,425
                                              ---------------
               ENERGY - 0.44%
        8,200  Baker Hughes................           238,210
       12,500  El Paso.....................            96,875
       10,500  Halliburton.................           169,890
       12,600  Williams....................            23,688
                                              ---------------
                                                      528,663
                                              ---------------
               ENTERTAINMENT AND LEISURE - 0.79%
       50,000  Disney, Walt................           835,000
        2,800  Harrah's Entertainment*.....           117,600
                                              ---------------
                                                      952,600
                                              ---------------
               FINANCE - 13.85%
       32,700  American Express............         1,189,299
       38,600  Bank of America.............         2,694,280
       28,600  Bank One....................         1,103,102
      126,300  Citigroup...................         4,666,785
       11,600  Goldman Sachs Group.........           830,560
       48,400  J.P. Morgan Chase...........         1,004,300
        5,800  Lehman Brothers Holdings....           308,966
       21,800  Merrill Lynch...............           827,310
       26,900  Morgan Stanley..............         1,046,948
       47,900  U.S. Bancorp................         1,010,211
       41,600  Wells Fargo.................         2,099,552
                                              ---------------
                                                   16,781,313
                                              ---------------
               FOOD AND BEVERAGES - 5.61%
       21,700  Anheuser-Busch..............         1,144,892
       10,100  Campbell Soup...............           212,908
       61,000  Coca-Cola...................         2,835,280
        8,600  Heinz (H.J.)................           276,576
       42,900  PepsiCo.....................         1,891,890
       19,200  Sara Lee....................           438,336
                                              ---------------
                                                    6,799,882
                                              ---------------
               HEALTH CARE SERVICES - 0.45%
       12,600  HCA.........................           547,974
                                              ---------------
               INSURANCE - 3.61%
       64,100  American International Group         4,009,455
        3,500  CIGNA.......................           126,490
        6,000  Hartford Financial Services
                 Group ....................           237,000
                                              ---------------
                                                    4,372,945
                                              ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

EQUITY PLUS FUND                                                OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
               MEDIA - 3.37%
      108,600  AOL Time Warner*............   $     1,601,850
       14,700  Clear Channel Communications*          544,635
       43,500  Viacom, Class B*............         1,940,535
                                              ---------------
                                                    4,087,020
                                              ---------------
               MEDICAL PRODUCTS AND SUPPLIES - 5.05%
       14,500  Baxter International........           362,790
       75,300  Johnson & Johnson...........         4,423,875
       29,700  Medtronic...................         1,330,560
                                              ---------------
                                                    6,117,225
                                              ---------------
               OIL AND GAS EXTRACTION - 5.13%
      167,900  Exxon Mobil.................         5,651,514
       14,100  Schlumberger................           565,551
                                              ---------------
                                                    6,217,065
                                              ---------------
               PHARMACEUTICALS - 8.74%
       47,500  Bristol-Myers Squibb........         1,168,975
        5,300  MedImmune*..................           135,415
       55,800  Merck.......................         3,026,592
      154,300  Pfizer......................         4,902,111
       31,600  Pharmacia...................         1,358,800
                                              ---------------
                                                   10,591,893
                                              ---------------
               RESTAURANTS - 0.47%
       31,500  McDonald's..................           570,465
                                              ---------------
               RETAIL - 6.77%
       57,500  Home Depot (The)............         1,660,600
       10,500  Limited Brands..............           164,535
        7,300  May Dept Stores (The).......           170,455
        4,400  RadioShack*.................            91,960
        7,900  Sears, Roebuck..............           207,454
        4,900  Toys "R" Us*................            48,951
      109,400  Wal-Mart Stores.............         5,858,370
                                              ---------------
                                                    8,202,325
                                              ---------------
               TECHNOLOGY - 15.47%
      180,000  Cisco Systems*..............         2,012,400
        4,200  Computer Sciences*..........           135,618
       54,400  EMC*........................           277,984
       47,600  Hewlett-Packard.............           752,080
       42,300  IBM.........................         3,339,162
      164,700  Intel.......................         2,849,310
      132,200  Microsoft*..................         7,068,734
        4,300  National Semiconductor*.....            57,104
      136,500  Oracle*.....................         1,390,935
       42,500  Texas Instruments...........           674,050
        7,800  Unisys*.....................            68,094
       17,700  Xerox*......................           117,528
                                              ---------------
                                                   18,742,999
                                              ---------------
               TELECOMMUNICATIONS
               EQUIPMENT - 0.09%
       83,800  Lucent Technologies*........           103,074
                                              ---------------
               TRANSPORTATION - 0.71%
        9,500  Burlington Northern Santa Fe           244,435
        3,000  Delta Airlines..............            30,240
        7,300  FedEx.......................           388,287
        9,500  Norfolk Southern............           191,900
                                              ---------------
                                                      854,862
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
               UTILITIES - 1.13%
       13,100  AES*........................   $        23,187
        7,900  American Electric Power.....           202,556
        5,400  Entergy.....................           238,086
        7,900  Exelon......................           398,160
       17,100  Southern....................           507,870
                                              ---------------
                                                    1,369,859
                                              ---------------
               TOTAL COMMON STOCKS
                 (Cost $95,579,362)........       115,361,511
                                              ---------------

INVESTMENT COMPANY - 4.69%
    5,676,780  Deutsche Cash Management
                 Fund......................         5,676,780
                                              ---------------
               TOTAL INVESTMENT COMPANY
                 (Cost $5,676,780).........         5,676,780
                                              ---------------
TOTAL INVESTMENTS - 99.91%
   (Cost $101,256,142)**...................       121,038,291
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 0.09%...           108,645
                                              ---------------
NET ASSETS - 100.00%.......................   $   121,146,936
                                              ===============

-------------------------
  * Non-income producing security.
 ** Aggregate cost for Federal income taxes purposes is $101,946,839.

     Gross unrealized appreciation ........   $    43,334,507
     Gross unrealized depreciation ........       (24,243,055)
                                              ---------------
     Net unrealized appreciation ..........   $    19,091,452
                                              ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

SELECT SMALL CAP FUND                                           OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Other Common Stocks             29%
Finance                         14%
Capital Goods                   13%
Technology                      10%
Consumer Cyclicals               9%
Retail                           7%
Oil and Gas Extraction           6%
Restaurants                      5%
Medical Products and Supplies    4%
Cash and Other Net Assets        3%

% of Total Net Assets

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
COMMON STOCKS - 97.49%
               BASIC MATERIALS - 2.68%
        7,200  Buckeye Technologies*.......   $        44,928
        2,900  ChemFirst...................            82,563
        8,000  Delta & Pine Land...........           153,360
        6,700  MacDermid...................           134,536
        5,000  OM Group....................            32,450
        3,200  Pope & Talbot...............            37,696
        7,100  Rock-Tenn, Class A..........           100,465
        5,200  Ryerson Tull................            36,400
        8,100  Stillwater Mining*..........            64,719
        6,600  Wellman.....................            66,660
                                              ---------------
                                                      753,777
                                              ---------------
               BIOTECHNOLOGY - 0.31%
        5,900  Enzo Biochem*...............            85,904
                                              ---------------
               CAPITAL GOODS - 13.46%
        6,600  Advanced Energy Industries*.            79,926
        7,500  AptarGroup..................           209,475
        6,300  Armor Holdings*.............            96,453
        7,000  Baldor Electric.............           131,670
        5,100  Belden......................            70,635
        4,800  Brady.......................           158,352
        4,500  Briggs & Stratton...........           173,025
        3,800  Brooks-PRI Automation*......            58,102
        5,400  C&D Technologies............            86,130
        9,100  Cognex*.....................           172,536
        3,300  DRS Technologies*...........           109,362
        2,200  Engineered Support Systems..           107,646
        8,900  GenCorp.....................            72,802
        9,900  Graco.......................           270,765
        6,400  IDEX........................           192,256
        3,400  Intermagnetics General*.....            64,872
        3,600  Ionics*.....................            81,828
        4,600  Kaman.......................            51,428
        3,300  Keithley Instruments........            29,040
        7,400  Methode Electronics, Class A            68,006
        7,000  Mueller Industries*.........           187,250

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
               CAPITAL GOODS (CONTINUED)
        4,000  Park Electrochemical........   $        72,200
        2,400  Robbins & Myers.............            36,816
        6,400  Roper Industries............           247,040
        3,000  SBS Technologies*...........            24,900
        4,900  Smith (A.O.)................           107,604
        2,700  SPS Technologies*...........            65,610
       10,800  Tetra Tech*.................            95,904
        7,900  Tredegar....................           101,910
        5,200  Trimble Navigation*.........            68,115
        3,300  Triumph Group*..............            81,246
        6,600  Zebra Technologies*.........           406,032
                                              ---------------
                                                    3,778,936
                                              ---------------
               COMMERCIAL SERVICES - 3.40%
        7,500  Central Parking.............           174,225
        8,900  Corinthian Colleges*........           337,310
        4,400  Pre-Paid Legal Services*....            94,864
       10,100  PRG-Shultz International*...            94,253
       12,100  Spherion*...................            73,689
        3,200  Volt Information Sciences*..            42,720
        6,900  Watson Wyatt and Co. Holdings*         136,275
                                              ---------------
                                                      953,336
                                              ---------------
               COMMUNICATIONS - 1.65%
        7,700  Anixter International*......           177,639
        4,100  Black Box*..................           173,348
        9,200  Cable Design Technologies*..            45,080
        7,400  Verity*.....................            66,748
                                              ---------------
                                                      462,815
                                              ---------------
               CONSUMER CYCLICALS - 9.47%
        6,000  Bally Total Fitness Holding*            40,800
        2,400  Bassett Furniture Industries            31,368
        8,000  Ethan Allen Interiors.......           256,400
        4,300  G & K Services..............           138,120
       12,600  La-Z-Boy....................           299,880
        6,100  Marcus......................            86,803
        2,900  Mobile Mini*................            42,050
        6,900  Nautica Enterprises*........            77,280
        3,500  Oshkosh Truck...............           199,325
        5,700  Phillips-Van Heusen.........            77,064
        4,800  Polaris Industries..........           302,352
        9,300  Prime Hospitality*..........            75,144
        5,700  Ryland Group (The)..........           237,120
        6,100  Standard-Pacific............           148,108
       14,700  Toll Brothers*..............           301,056
        7,000  United Stationers*..........           208,110
        8,600  Wolverine World Wide........           138,546
                                              ---------------
                                                    2,659,526
                                              ---------------
               CONSUMER STAPLES - 1.77%
       13,600  NBTY*.......................           211,480
        6,000  Scotts (The), Class A*......           285,600
                                              ---------------
                                                      497,080
                                              ---------------
               ENTERTAINMENT AND LEISURE - 0.73%
        6,000  Argosy Gaming*..............           120,060
        3,700  Shuffle Master*.............            84,878
                                              ---------------
                                                      204,938
                                              ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

SELECT SMALL CAP FUND                                           OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
               FINANCE - 13.89%
        4,300  American Financial Holdings.   $       129,344
        6,400  Capital Automotive REIT.....           156,800
        6,700  Chittenden..................           183,312
        9,600  Commercial Federal..........           223,200
        8,400  Community First Bankshares..           230,244
       10,700  Cullen/Frost Bankers........           370,541
        5,900  Downey Financial............           228,330
        3,500  Essex Property, REIT........           166,110
        8,250  First BanCorp Puerto Rico...           206,498
       10,100  First Midwest Bancorp.......           280,679
        9,600  Hudson United Bancorp.......           292,320
        5,700  Kilroy Realty, REIT.........           122,664
        5,300  Provident Bankshares........           119,785
       10,000  Raymond James Financial.....           313,000
        5,900  Riggs National..............            93,515
        5,100  Seacoast Financial Services.           110,772
        8,200  Susquehanna Bancshares......           173,840
        3,600  SWS Group...................            46,620
        4,000  UCBH Holdings...............           167,560
        9,400  United Bankshares...........           284,068
                                              ---------------
                                                    3,899,202
                                              ---------------
               FOOD AND BEVERAGES - 2.58%
        7,300  Corn Products International.           215,131
        7,000  Hain Celestial Group*.......           100,310
        6,000  Lance.......................            70,020
        9,100  Performance Food Group*.....           338,429
                                              ---------------
                                                      723,890
                                              ---------------
               HEALTH CARE SERVICES - 4.03%
        4,200  AMERIGROUP*.................           122,682
        2,100  AmSurg*.....................            58,506
       10,100  Mid Atlantic Medical Services*         367,640
       10,400  Orthodontic Centers of America*         99,216
        5,200  PAREXEL International*......            62,457
       10,200  Renal Care Group*...........           322,830
        4,700  Sunrise Assisted Living*....            97,760
                                              ---------------
                                                    1,131,091
                                              ---------------
               INSURANCE - 1.86%
       14,300  First American..............           292,435
        4,000  RLI.........................           112,000
        5,300  Selective Insurance Group...           118,720
                                              ---------------
                                                      523,155
                                              ---------------
               MEDICAL PRODUCTS AND SUPPLIES - 4.41%
        5,200  CONMED*.....................           101,816
        7,000  IDEXX Laboratories*.........           241,500
        6,400  Invacare....................           202,240
        4,900  Mentor......................           185,710
        6,600  ResMed*.....................           222,882
        8,600  Techne*.....................           283,800
                                              ---------------
                                                    1,237,948
                                              ---------------
               OIL AND GAS EXTRACTION - 6.44%
        2,900  Atwood Oceanics*............            86,420
        5,400  Frontier Oil................            81,054
        5,200  Lone Star Technologies*.....            67,860
        9,100  Newfield Exploration*.......           318,409
        3,500  Nuevo Energy*...............            47,600
       11,100  Pogo Producing..............           400,155

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
               OIL AND GAS EXTRACTION (CONTINUED)
        2,600  Prima Energy*...............   $        60,476
        4,200  SEACOR SMIT*................           172,620
        5,800  St. Mary Land & Exploration.           146,972
        5,400  Stone Energy*...............           173,664
        2,900  Tetra Technologies*.........            60,465
        8,100  Tom Brown*..................           193,590
                                              ---------------
                                                    1,809,285
                                              ---------------
               PHARMACEUTICALS - 3.42%
        8,900  Alpharma, Class A...........            84,372
       10,500  Cephalon*...................           527,835
        6,300  Medicis Pharmaceutical*.....           289,170
        4,700  Noven Pharmaceuticals*......            60,207
                                              ---------------
                                                      961,584
                                              ---------------
               RESTAURANTS - 4.57%
       11,900  Applebee's International....           283,101
        5,800  CEC Entertainment*..........           161,240
        8,200  Jack in the Box*............           177,858
        4,500  Landry's Restaurants........           102,420
        6,100  Panera Bread*...............           198,250
        8,300  Sonic*......................           193,141
        6,000  Steak `n Shake (The)*.......            65,940
        4,200  Triarc*.....................           100,800
                                              ---------------
                                                    1,282,750
                                              ---------------
               RETAIL - 7.09%
        5,500  Children's Place (The)*.....            48,400
        5,300  Christopher & Banks*........           141,510
        4,500  Cost Plus*..................           130,054
        7,600  Dress Barn*.................           119,320
        4,100  Footstar*...................            29,766
        3,500  Fred's......................            95,519
        4,600  Genesco*....................            73,416
        3,700  Hancock Fabrics.............            58,830
        4,050  J. Jill Group*..............            87,318
        8,400  Linens `n Things*...........           197,484
        8,500  Men's Wearhouse (The)*......           116,620
        6,800  Pacific Sunwear of California*         158,916
        8,700  Regis.......................           254,214
        6,000  ShopKo Stores*..............            76,020
        6,500  Too*........................           164,450
        2,300  Ultimate Electronics*.......            29,969
        7,200  Zale*.......................           210,240
                                              ---------------
                                                    1,992,046
                                              ---------------
               TECHNOLOGY - 9.72%
        5,000  Actel*......................            80,950
        8,700  American Management Systems*           104,574
        6,300  ATMI*.......................           115,857
        2,700  Catapult Communications*....            34,938
        7,300  Cerner*.....................           259,953
        8,200  Dendrite International*.....            50,594
        7,000  FactSet Research Systems....           191,450
       10,600  Fair, Isaac.................           407,782
        7,300  FileNET*....................            79,205
        4,700  Helix Technology............            48,081
        5,200  Hutchinson Technology*......           108,108
        6,800  Hyperion Solutions*.........           183,600
        6,000  Manhattan Associates*.......           134,880
        3,600  MICROS Systems*.............            74,736
        7,100  NDCHealth...................           125,315
        7,400  Progress Software*..........            92,352

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

SELECT SMALL CAP FUND                                           OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
               TECHNOLOGY (CONTINUED)
        2,600  Supertex*...................   $        34,604
        6,800  Systems & Computer Technology*          64,056
        7,600  Take-Two Interactive Software*         195,928
        8,200  THQ*........................           118,572
        6,800  Varian Semiconductor
                 Equipment Associates*.....           161,976
        5,100  Veeco Instruments*..........            61,098
                                              ---------------
                                                    2,728,609
                                              ---------------
               TRANSPORTATION - 2.87%
       10,400  Heartland Express*..........           204,152
       12,200  Kansas City Southern*.......           170,800
        4,600  Offshore Logistics*.........            98,762
       11,800  SkyWest.....................           179,018
        5,500  USFreightways...............           154,550
                                              ---------------
                                                      807,282
                                              ---------------
               UTILITIES - 3.14%
        8,500  Atmos Energy................           187,000
       14,200  Philadelphia Suburban.......           305,158
        6,700  Piedmont Natural Gas........           239,592
        6,700  Southwest Gas...............           150,616
                                              ---------------
                                                      882,366
                                              ---------------
               TOTAL COMMON STOCKS
                 (Cost $28,131,860)........        27,375,520
                                              ---------------

INVESTMENT COMPANY - 2.66%
      746,700  Deutsche Cash Management
                 Fund......................           746,700
                                              ---------------
               TOTAL INVESTMENT COMPANY
                 (Cost $746,700)...........           746,700
                                              ---------------
TOTAL INVESTMENTS - 100.15%
   (Cost $28,878,560)**....................        28,122,220
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (0.15)%.           (43,218)
                                              ---------------
NET ASSETS - 100.00%.......................   $    28,079,002
                                              ===============

-------------------------
  * Non-income producing security.
 ** Aggregate cost for Federal income taxes purposes is $29,687,762.

     Gross unrealized appreciation ........   $     4,748,732
     Gross unrealized depreciation ........        (6,314,274)
                                              ---------------
     Net unrealized depreciation ..........   $    (1,565,542)
                                              ===============

     REIT  Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

CHICAGO CAPITAL BALANCED FUND                                   OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Common Stocks                           64%
U.s. Government and Agency Obligations  20%
Corporate Notes and Bonds               11%
Asset-backed Securities                  2%
Commercial Mortgage-backed Securities    1%
Commercial Paper                         1%
Cash and Other Net Assets                1%

% of Total Net Assets

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
COMMON STOCKS - 64.10%
               ADVERTISING - 1.55%
       81,000  Omnicom Group...............   $     4,668,030
                                              ---------------
               CAPITAL GOODS - 2.73%
      118,900  Dover.......................         2,982,012
       85,400  Illinois Tool Works.........         5,243,560
                                              ---------------
                                                    8,225,572
                                              ---------------
               CHEMICALS - 1.36%
       74,900  Praxair.....................         4,082,050
                                              ---------------
               COMMERCIAL SERVICES - 6.32%
      142,000  Cintas......................         6,712,340
      145,500  Ecolab......................         7,020,375
      119,000  H&R Block...................         5,281,220
                                              ---------------
                                                   19,013,935
                                              ---------------
               CONSUMER CYCLICALS - 5.41%
      179,600  Harley-Davidson.............         9,393,080
       88,100  Johnson Controls............         6,871,800
                                              ---------------
                                                   16,264,880
                                              ---------------
               ELECTRICAL - 1.47%
      175,600  General Electric............         4,433,900
                                              ---------------
               FINANCE - 7.36%
       73,400  Fifth Third Bancorp.........         4,660,900
      149,700  Freddie Mac.................         9,218,526
      164,450  MBNA........................         3,339,980
       96,900  Mellon Financial............         2,741,301
      238,300  Schwab (Charles)............         2,187,594
                                              ---------------
                                                   22,148,301
                                              ---------------
               FOOD AND BEVERAGES - 3.21%
      304,500  Sysco.......................         9,646,560
                                              ---------------
               HEALTH CARE SERVICES - 3.49%
      151,900  Cardinal Health.............        10,512,999
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
               INSURANCE - 5.48%
      161,000  AFLAC.......................   $     4,900,840
       91,800  American International Group         5,742,090
      125,200  Marsh & McLennan............         5,848,092
                                              ---------------
                                                   16,491,022
                                              ---------------
               MEDICAL PRODUCTS AND SUPPLIES - 2.30%
      154,200  Medtronic...................         6,908,160
                                              ---------------
               PHARMACEUTICALS - 3.48%
      100,500  Merck.......................         5,451,120
      157,800  Pfizer......................         5,013,306
                                              ---------------
                                                   10,464,426
                                              ---------------
               RETAIL - 7.53%
      142,200  Home Depot (The)............         4,106,736
       96,100  Kohl's*.....................         5,617,045
      235,000  Starbucks*..................         5,602,400
      140,000  TJX.........................         2,872,800
      131,500  Walgreen....................         4,438,125
                                              ---------------
                                                   22,637,106
                                              ---------------
               TECHNOLOGY - 11.17%
      327,200  Cisco Systems*..............         3,658,096
      218,887  Dell Computer*..............         6,262,357
      155,400  Electronic Data Systems.....         2,340,324
      296,700  EMC*........................         1,516,137
       62,700  IBM.........................         4,949,538
      192,900  Intel.......................         3,337,170
       99,400  Microsoft*..................         5,314,918
      376,700  Oracle*.....................         3,838,573
      149,800  Texas Instruments...........         2,375,828
                                              ---------------
                                                   33,592,941
                                              ---------------
               TRANSPORTATION - 1.24%
      255,800  Southwest Airlines..........         3,734,680
                                              ---------------
               TOTAL COMMON STOCKS
                 (Cost $178,629,649).......       192,824,562
                                              ---------------

 PAR VALUE
----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 19.90%
               FEDERAL HOME LOAN MORTGAGE - 2.26%
$     506,638  7.000%, 01/01/15,
                 Gold Pool # E79764........           536,567
      778,008  6.500%, 06/01/29,
                 Gold Pool # C00785........           807,772
      664,847  7.500%, 11/01/29,
                 Gold Pool # C32468........           702,890
    2,071,886  6.000%, 11/01/31,
                 Gold Pool # C01258........         2,135,405
    1,255,275  6.000%, 12/01/31,
                 Gold Pool # C01272........         1,293,758
    1,285,626  6.000%, 01/01/32,
                 Gold Pool # C01286........         1,325,040
                                              ---------------
                                                    6,801,432
                                              ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

CHICAGO CAPITAL BALANCED FUND                                   OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 PAR VALUE                                         VALUE
 ---------                                        ------
               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION - 7.51%
$   2,500,000  5.250%, 08/14/06............   $     2,570,618
    2,600,000  4.750%, 06/18/07............         2,711,753
    1,725,000  5.250%, 01/15/09............         1,871,487
      399,599  7.000%, 01/01/13, Pool # 313966        423,564
      347,629  7.000%, 03/01/13, Pool # 251572        368,477
      795,926  6.000%, 08/01/13, Pool # 323250        835,106
      518,292  6.500%, 06/01/16, Pool # 582645        544,373
    1,340,513  7.000%, 08/01/16, Pool # 545154      1,420,243
    1,821,403  5.500%, 02/01/17, Pool # 631364      1,881,348
    2,000,000  5.500%, 12/01/17, TBA.......         2,056,250
      638,390  6.500%, 12/01/27, Pool # 402846        663,238
      300,560  6.500%, 05/01/28, Pool # 436779        312,259
    1,024,621  7.000%, 08/01/28, Pool # 437140      1,072,039
      668,403  6.500%, 09/01/28, Pool # 430877        693,785
      995,137  6.500%, 03/01/29, Pool # 489367      1,032,354
      672,024  6.500%, 06/01/29, Pool # 501319        697,158
      210,781  6.500%, 09/01/31, Pool # 253949        218,570
      878,672  7.000%, 03/01/32, Pool # 639703        918,213
    2,250,000  6.000%, 11/01/32, TBA.......         2,312,577
                                              ---------------
                                                   22,603,412
                                              ---------------
               GOVERNMENT NATIONAL
               MORTGAGE ASSOCIATION - 4.21%
      806,371  7.000%, 12/15/11, Pool # 781011        862,167
      526,841  7.000%, 09/15/23, Pool # 361807        558,306
      281,760  7.000%, 10/15/23, Pool # 345894        298,588
      396,083  7.000%, 10/15/23, Pool # 370850        419,739
      658,270  6.500%, 03/15/26, Pool # 422527        688,637
      426,970  7.500%, 06/15/27, Pool # 447652        454,964
      456,591  6.500%, 08/15/27, Pool # 780615        477,070
    1,364,019  6.000%, 01/15/29, Pool # 457858      1,415,947
      858,950  7.000%, 03/15/29, Pool # 505567        903,222
    1,143,449  7.000%, 03/15/31, Pool # 547577      1,201,221
    2,215,023  7.000%, 07/15/31, Pool # 781324      2,326,936
    1,679,063  7.000%, 02/20/32, Pool # 003202      1,756,309
    1,246,709  6.500%, 03/15/32, Pool # 569214      1,299,917
                                              ---------------
                                                   12,663,023
                                              ---------------
               U.S. TREASURY BONDS - 2.96%
    1,850,000  7.500%, 11/15/16............         2,385,490
    1,250,000  6.250%, 08/15/23............         1,435,791
    1,250,000  6.000%, 02/15/26............         1,397,853
      950,000  5.500%, 08/15/28............           996,795
    2,650,000  5.250%, 11/15/28............         2,685,094
                                              ---------------
                                                    8,901,023
                                              ---------------
               U.S. TREASURY INFLATION
               INDEX NOTE - 0.47%
    1,317,023  3.375%, 01/15/07............         1,415,595
                                              ---------------
               U.S. TREASURY NOTES - 2.49%
      800,000  6.500%, 08/15/05............           896,961
    2,700,000  6.125%, 08/15/07............         3,105,661
    3,200,000  4.750%, 11/15/08............         3,476,752
                                              ---------------
                                                    7,479,374
                                              ---------------
               TOTAL U.S. GOVERNMENT AND
                 AGENCY OBLIGATIONS
                 (Cost $57,145,369)........        59,863,859
                                              ---------------

                                                  MARKET
 PAR VALUE                                         VALUE
 ---------                                        ------
CORPORATE NOTES AND BONDS - 10.56%
               BASIC MATERIALS - 0.24%
$     750,000  IMC Global
                 7.625%, 11/01/05 .........   $       724,156
                                              ---------------
               COMMERCIAL SERVICES - 0.20%
      725,000  Hertz, Senior Notes
                 7.625%, 06/01/12 .........           615,054
                                              ---------------
               COMMUNICATIONS - 0.74%
      725,000  AT&T
                 6.500%, 03/15/29 .........           625,662
      335,000  CSC Holdings, Senior Notes
                 7.875%, 12/15/07 .........           278,887
    1,250,000  Verizon NY, Debentures
                 6.875%, 04/01/12 .........         1,339,533
                                              ---------------
                                                    2,244,082
                                              ---------------
               ELECTRONICS - 0.13%
      400,000  Thermo Electron, Convertible
                 4.000%, 01/15/05 .........           388,000
                                              ---------------
               ENERGY - 0.11%
      425,000  CMS Energy, Senior Notes
                 7.625%, 11/15/04 .........           340,177
                                              ---------------
               FINANCE - 1.90%
      775,000  Ford Motor Credit, Senior Notes
                 5.800%, 01/12/09 .........           655,242
    1,175,000  General Electric Capital, MTN
                 6.750%, 03/15/32 .........         1,234,657
    1,000,000  General Motors Acceptance
                 6.750%, 01/15/06 .........           991,323
    1,255,000  International Lease Finance,
                 Senior Notes
                 5.625%, 06/01/07 .........         1,262,214
      950,000  Sears Roebuck Acceptance
                 6.700%, 04/15/12 .........           874,077
      650,000  SLM, MTN, Series A
                 5.625%, 04/10/07 .........           702,971
                                              ---------------
                                                    5,720,484
                                              ---------------
               FOOD AND BEVERAGES - 1.18%
    1,500,000  Albertson's, Debentures
                 7.450%, 08/01/29 .........         1,639,849
    1,000,000  Conagra Foods, Subordinated Notes
                 7.400%, 09/15/04 .........         1,088,328
      775,000  General Mills
                 5.125%, 02/15/07 .........           814,678
                                              ---------------
                                                    3,542,855
                                              ---------------
               HEALTH CARE SERVICES - 0.66%
      725,000  HEALTHSOUTH
                 Senior Notes,
                 6.875%, 06/15/05 .........           605,375
    1,500,000  Omnicare, Convertible
                 5.000%, 12/01/07 .........         1,368,750
                                              ---------------
                                                    1,974,125
                                              ---------------
               INSURANCE - 0.75%
    1,375,000  CNA Financial
                 6.500%, 04/15/05 .........         1,367,854
      825,000  Prudential Insurance of America
                 8.300%, 07/01/25 (A)......           884,492
                                              ---------------
                                                    2,252,346
                                              ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

CHICAGO CAPITAL BALANCED FUND                                   OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 PAR VALUE                                         VALUE
 ---------                                        ------
               MEDICAL PRODUCTS AND SUPPLIES - 0.09%
$     325,000  Fresenius Medical Capital Trust II
                 7.875%, 02/01/08 .........   $       264,063
                                              ---------------
               OIL AND GAS EXTRACTION - 0.90%
      655,000  Burlington Resources, Yankee Bond
                 6.500%, 12/01/11 .........           723,162
      660,000  Conoco Funding
                 6.350%, 10/15/11 .........           727,356
      925,000  El Paso Energy
                 7.625%, 07/15/11 .........           611,514
      650,000  Western Oil Sands, Senior Notes
                 8.375%, 05/01/12 .........           653,250
                                              ---------------
                                                    2,715,282
                                              ---------------
               PRINTING AND PUBLISHING - 0.38%
    1,000,000  News America Holdings,
                 Senior Debentures
                 7.750%, 02/01/24 .........           919,759
      200,000  Viacom
                 5.625%, 05/01/07 .........           214,719
                                              ---------------
                                                    1,134,478
                                              ---------------
               RESTAURANTS - 0.10%
      290,000  Yum! Brands, Senior Notes
                 7.650%, 05/15/08 .........           301,600
                                              ---------------
               RETAIL - 0.07%
      200,000  Dillard's
                 6.125%, 11/01/03 .........           198,556
                                              ---------------
               TECHNOLOGY - 0.31%
      905,000  Unisys, Senior Notes
                 8.125%, 06/01/06 .........           927,625
                                              ---------------
               TRANSPORTATION - 0.67%
    1,005,258  American Airlines, Series 1999-1
                 6.855%, 04/15/09 .........           911,034
      330,623  Delta Air Lines Equipment Trust,
                 Series 1992-A
                 8.540%, 01/02/07 .........           194,403
               Union Pacific
      200,000    6.125%, 01/15/12..........           215,108
      650,000    Debentures,
                 6.625%, 02/01/29..........           683,323
                                              ---------------
                                                    2,003,868
                                              ---------------
               UTILITIES - 2.02%
      300,000  CILCORP, Senior Notes
                 8.700%, 10/15/09 .........           282,593
      625,000  FirstEnergy, Senior Notes
                 5.500%, 11/15/06 .........           604,150
    1,000,000  Gulf States Utilities,
                 First Mortgage, Series A
                 8.250%, 04/01/04 .........         1,069,079
      275,342  Mirant Mid-Atlantic
                 8.625%, 06/30/12 .........           201,551
    2,650,000  Niagara Mohawk Power,
                 Senior Notes
                 Series H, Step Coupon
                 8.500%, 07/01/10 (E)......         2,712,805

                                                  MARKET
 PAR VALUE                                         VALUE
 ---------                                        ------
               UTILITIES (CONTINUED)
$     660,000  PSEG Energy Holdings,
                 Senior Notes
                 10.000%, 10/01/09 ........   $       442,772
      650,000  Southern California Edison
                 8.950%, 11/03/03 .........           637,000
      655,000  TXU Eastern Funding, Senior
                 Unsubordinated, Yankee Bond
                 6.750%, 05/15/09 (D)......           124,450
                                              ---------------
                                                    6,074,400
                                              ---------------
               WASTE MANAGEMENT - 0.11%
      325,000  Waste Management, Senior Notes
                 7.000%, 10/01/04 .........           334,797
                                              ---------------
               TOTAL CORPORATE NOTES AND BONDS
                 (Cost $32,919,054)........        31,755,948
                                              ---------------

ASSET-BACKED SECURITIES - 2.26%
    1,200,000  Capital One Master Trust
                 Series 2001-5, Class A
                 5.300%, 06/15/09 .........         1,297,450
    1,250,000  Centex Home Equity
                 Series 2001-C, Class A3
                 4.490%, 03/25/29 .........         1,287,101
    1,315,000  Chase Credit Card Master Trust
                 Series 2001-5A, Class A
                 1.923%, 02/15/07 (C)......         1,317,664
      824,480  Master Asset Securitization Trust
                 Series 2001-02, Class A1
                 6.000%, 12/27/16 .........           856,515
    2,000,000  Residential Asset Securities
                 Series 2001-KS2, Class AI3
                 5.751%, 03/25/27 .........         2,053,622
                                              ---------------
               TOTAL ASSET-BACKED SECURITIES
                 (Cost $6,628,199).........         6,812,352
                                              ---------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.07%
    1,250,000  CS First Boston Mortgage Securities,
                 Series 1998-C2, Class A2
                 6.300%, 11/11/30 (B)......         1,385,057
       79,667  Midland Realty Acceptance, CMO,
                 Series 1996-C1, Class A2
                 7.475%, 08/25/28 (B)......            80,084
    1,000,000  Morgan (J.P.) Commercial
                 Mortgage Finance, CMO
                 Series 1999-C7, Class A2
                 6.507%, 10/15/35 (B)......         1,118,961
      600,019  Nomura Asset Securities,
                 Series 1998-D6, Class A1A
                 6.280%, 03/17/28 .........           648,311
                                              ---------------
               TOTAL COMMERCIAL
                 MORTGAGE-BACKED SECURITIES
                 (Cost $3,011,530).........         3,232,413
                                              ---------------

FOREIGN GOVERNMENT BOND - 0.40%
    1,000,000  Quebec Province, Yankee Bond,
                 Debentures, Series NJ
                 7.500%, 07/15/23 .........         1,213,509
                                              ---------------
               TOTAL FOREIGN GOVERNMENT BOND
                 (Cost $1,072,684).........         1,213,509
                                              ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

CHICAGO CAPITAL BALANCED FUND                                   OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 PAR VALUE                                         VALUE
 ---------                                        ------
COMMERCIAL PAPER (E) - 0.85%
$   2,544,000  General Electric Capital
                 1.750%, 11/14/02 .........   $     2,542,392
                                              ---------------
               TOTAL COMMERCIAL PAPER
                 (Cost $2,542,392).........         2,542,392
                                              ---------------

REPURCHASE AGREEMENT - 2.16%
    6,509,000  Bank One, 1.810%,
                 dated 10/31/02, matures 11/01/02,
                 repurchase price $6,509,327
                 (collateralized by U.S. Government
                 Agency Instrument, total
                 market value $6,641,832)..         6,509,000
                                              ---------------
               TOTAL REPURCHASE AGREEMENT
                 (Cost $6,509,000).........         6,509,000
                                              ---------------
TOTAL INVESTMENTS - 101.30%
   (Cost $288,457,877)**...................       304,754,035
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (1.30)%.        (3,924,435)
                                              ---------------
NET ASSETS - 100.00%.......................   $   300,829,600
                                              ===============

-------------------------
  * Non-income producing security.
 ** Aggregate cost for Federal income taxes purposes is $288,661,552.

     Gross unrealized appreciation ........   $    51,869,644
     Gross unrealized depreciation ........       (35,777,161)
                                              ---------------
     Net unrealized appreciation ..........   $    16,092,483
                                              ===============

(A) Security exempt from registration under Rule 4(2) under the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in a transaction exempt from registration to qualified institutional buyers. At October 31, 2002, this security amounted to $884,492 or 0.29% of net assets.
(B) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(C) Variable rate bond. The interest rate shown reflects the rate in effect at October 31, 2002.
(D)  Defaulted security.
(E)  Annualized yield at the time of purchase.

      CMO  Collateralized Mortgage Obligation
      MTN  Medium Term Note
      TBA  To Be Announced

    PORTFOLIO COMPOSITION (MOODY'S RATINGS) (UNAUDITED)

Common Stocks ......................................       63%
Repurchase Agreement ...............................        2%
Commercial Paper ...................................        1%
U.S. Government Obligations ........................        6%
U.S. Government Agency Obligations .................       14%
Corporate Notes and Bonds:
  Aaa ..............................................        4%
  A ................................................        2%
  Baa ..............................................        5%
  Ba ...............................................        2%
  B ................................................        1%
                                                         -----
                                                          100%
                                                         =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

MONTAG & CALDWELL BALANCED FUND                                 OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Common Stocks                           60%
Corporate Notes and Bonds               19%
U.s. Government and Agency Obligations  16%
Asset-backed Securities                  3%
Cash and Other Net Assets                2%

% of Total Net Assets

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
COMMON STOCKS - 60.24%
               BIOTECHNOLOGY - 1.58%
       73,200  Amgen*......................   $     3,408,192
                                              ---------------
               CAPITAL GOODS - 5.45%
       52,500  Caterpillar.................         2,144,625
      191,700  Masco.......................         3,941,352
       44,600  3M..........................         5,661,524
                                              ---------------
                                                   11,747,501
                                              ---------------
               COMMUNICATIONS - 1.96%
       18,800  eBay*.......................         1,188,912
       40,000  Gannett.....................         3,037,200
                                              ---------------
                                                    4,226,112
                                              ---------------
               CONSUMER CYCLICALS - 1.37%
       95,360  Marriott International, Class A      2,949,485
                                              ---------------
               CONSUMER STAPLES - 9.90%
      121,950  Colgate-Palmolive...........         6,704,811
      168,900  Gillette....................         5,046,732
      105,100  Newell Rubbermaid...........         3,407,342
       69,900  Procter & Gamble............         6,182,655
                                              ---------------
                                                   21,341,540
                                              ---------------
               ENTERTAINMENT AND LEISURE - 1.23%
      158,140  Disney, Walt................         2,640,938
                                              ---------------
               FINANCE - 3.08%
       69,600  Bank of New York............         1,809,600
      130,900  Citigroup...................         4,836,755
                                              ---------------
                                                    6,646,355
                                              ---------------
               FOOD AND BEVERAGES - 4.52%
      124,000  Coca-Cola...................         5,763,520
       90,370  PepsiCo.....................         3,985,317
                                              ---------------
                                                    9,748,837
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
               INSURANCE - 4.74%
      103,200  American International Group   $     6,455,160
       80,260  Marsh & McLennan............         3,748,944
                                              ---------------
                                                   10,204,104
                                              ---------------
               MEDICAL PRODUCTS AND SUPPLIES - 6.54%
      127,020  Johnson & Johnson...........         7,462,425
      148,180  Medtronic...................         6,638,464
                                              ---------------
                                                   14,100,889
                                              ---------------
               OIL AND GAS EXTRACTION - 4.47%
       67,800  GlobalSantaFe...............         1,620,420
      129,400  Schlumberger................         5,190,234
      128,100  Transocean .................         2,815,638
                                              ---------------
                                                    9,626,292
                                              ---------------
               PHARMACEUTICALS - 6.28%
       50,400  Eli Lilly...................         2,797,200
      219,800  Pfizer......................         6,983,046
       87,200  Pharmacia...................         3,749,600
                                              ---------------
                                                   13,529,846
                                              ---------------
               RETAIL - 3.08%
      100,690  Costco Wholesale*...........         3,416,412
       55,200  Kohl's*.....................         3,226,440
                                              ---------------
                                                    6,642,852
                                              ---------------
               TECHNOLOGY - 1.83%
       60,550  Electronic Arts*............         3,943,016
                                              ---------------
               TELECOMMUNICATIONS
               EQUIPMENT - 3.03%
      189,100  QUALCOMM*...................         6,527,732
                                              ---------------
               TRANSPORTATION - 1.18%
       42,500  United Parcel Service, Class B       2,550,425
                                              ---------------
               TOTAL COMMON STOCKS
                 (Cost $132,511,921).......       129,834,116
                                              ---------------

 PAR VALUE
 ---------
CORPORATE NOTES AND BONDS - 19.20%
               COMMUNICATIONS - 1.61%
$   3,000,000  BellSouth Capital Funding
                 7.750%, 02/15/10 .........         3,463,770
                                              ---------------
               FINANCE - 8.75%
    3,000,000  American Express, Senior Notes
                 6.750%, 06/23/04 .........         3,224,919
    3,000,000  General Electric Capital, MTN,
                 Series A
                 5.875%, 02/15/12 .........         3,162,234
    3,000,000  Merrill Lynch
                 6.000%, 02/17/09 .........         3,142,533
    3,000,000  National Rural Utilities Cooperative
                 Finance, Collateral Trust
                 6.200%, 02/01/08 .........         3,273,864
    3,000,000  NationsBank, Subordinated Notes
                 6.875%, 02/15/05 .........         3,283,437
    2,500,000  Wells Fargo, Subordinated Notes
                 6.375%, 08/01/11 .........         2,772,947
                                              ---------------
                                                   18,859,934
                                              ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

MONTAG & CALDWELL BALANCED FUND                                 OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 PAR VALUE                                         VALUE
 ---------                                        ------
               FOOD AND BEVERAGES - 1.42%
$   2,750,000  Kraft Foods
                 6.250%, 06/01/12 .........   $     3,056,372
                                              ---------------
               INDUSTRIAL - 1.62%
    3,000,000  Honeywell International
                 7.500%, 03/01/10 .........         3,484,590
                                              ---------------
               OIL AND GAS EXTRACTION - 1.42%
    2,850,000  Conoco Funding
                 5.450%, 10/15/06 .........         3,051,005
                                              ---------------
               PHARMACEUTICALS - 1.45%
    3,000,000  Merck, Series E, MTN
                 4.125%, 01/18/05 .........         3,126,189
                                              ---------------
               RETAIL - 1.44%
    3,000,000  Wal-Mart Stores, Senior Notes
                 4.150%, 06/15/05 .........         3,115,023
                                              ---------------
               TECHNOLOGY - 1.49%
    3,040,000  Hewlett-Packard
                 7.150%, 06/15/05 .........         3,220,877
                                              ---------------
               TOTAL CORPORATE NOTES AND BONDS
                 (Cost $38,481,567)........        41,377,760
                                              ---------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.58%
               FEDERAL HOME LOAN MORTGAGE - 3.46%
      431,036  7.500%, 03/15/07, CMO, Class J         456,600
       27,518  6.000%, 04/15/08, CMO, Class K          27,693
    3,850,000  6.625%, 09/15/09............         4,482,590
      173,428  6.500%, 11/15/20, CMO, Class H         174,968
    2,000,000  6.750%, 03/15/31............         2,313,778
                                              ---------------
                                                    7,455,629
                                              ---------------
               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION - 5.06%
    4,000,000  5.750%, 04/15/03............         4,076,624
    2,500,000  7.000%, 07/15/05............         2,808,218
    3,600,000  6.000%, 05/15/11............         4,017,935
                                              ---------------
                                                   10,902,777
                                              ---------------
               GOVERNMENT NATIONAL
               MORTGAGE ASSOCIATION - 0.00%
          801  9.000%, 09/15/08, Pool #27056              869
                                              ---------------
               U.S. TREASURY BONDS - 6.21%
    3,600,000  7.250%, 05/15/16............         4,546,267
    1,800,000  8.125%, 08/15/19............         2,462,204
    3,300,000  8.000%, 11/15/21............         4,508,110
    1,500,000  6.875%, 08/15/25............         1,854,024
                                              ---------------
                                                   13,370,605
                                              ---------------
               U.S. TREASURY NOTE - 0.85%
    1,600,000  6.500%, 10/15/06............         1,840,064
                                              ---------------
               TOTAL U.S. GOVERNMENT AND
                 AGENCY OBLIGATIONS
                 (Cost $30,563,070)........        33,569,944
                                              ---------------

                                                  MARKET
 PAR VALUE                                         VALUE
 ---------                                        ------
ASSET-BACKED SECURITIES - 2.98%
$   3,000,000  Discover Card Master Trust 1
                 Series 1998-7, Class A
                 5.600%, 05/16/06 .........   $     3,121,636
    3,000,000  PECO Energy Transition Trust
                 Series 1999-A, Class A-6
                 6.050%, 03/01/09 .........         3,301,649
                                              ---------------
               TOTAL ASSET-BACKED SECURITIES
                 (Cost $5,821,823).........         6,423,285
                                              ---------------

 SHARES
-------
INVESTMENT COMPANY - 0.61%
    1,313,876  Deutsche Cash Management
                 Fund......................         1,313,876
                                              ---------------
               TOTAL INVESTMENT COMPANY
                 (Cost $1,313,876).........         1,313,876
                                              ---------------
TOTAL INVESTMENTS - 98.61%
   (Cost $208,692,257)**...................       212,518,981
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 1.39%...         2,986,285
                                              ---------------
NET ASSETS - 100.00%.......................   $   215,505,266
                                              ===============

-------------------------
  * Non-income producing security.
 ** Aggregate cost for Federal income taxes purposes is $210,281,569.

     Gross unrealized appreciation ........   $    13,532,784
     Gross unrealized depreciation ........       (11,295,372)
                                              ---------------
     Net unrealized appreciation ..........   $     2,237,412
                                              ===============

      CMO  Collateralized Mortgage Obligation
      MTN  Medium Term Note

    PORTFOLIO COMPOSITION (MOODY'S RATINGS) (UNAUDITED)

Common Stocks .....................................        61%
Investment Company ................................         1%
U.S. Government Obligations .......................         7%
U.S. Government Agency Obligations ................         9%
Corporate Notes and Bonds:
  Aaa .............................................         6%
  Aa ..............................................         7%
  A ...............................................         9%
                                                        -----
                                                          100%
                                                        =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

INTERNATIONAL EQUITY FUND                                       OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Foreign Preferred Stocks         2%
Cash and Other Net Assets        3%
Communications                   7%
Other Common Stocks             20%
Industrial                       7%
Consumer Cyclicals               7%
Banks                           16%
Pharmaceuticals                 12%
Consumer Staples                14%
Energy                          12%

% of Total Net Assets

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
FOREIGN COMMON STOCKS - 95.12%
               AUSTRALIA - 2.49%
       13,930  Commonwealth Bank of
                 Australia ................   $       235,038
        8,600  Rio Tinto...................           152,504
                                              ---------------
                                                      387,542
                                              ---------------
               DENMARK - 1.45%
       14,200  Danske Bank.................           226,119
                                              ---------------
               FINLAND - 2.39%
       21,900  Nokia.......................           371,951
                                              ---------------
               FRANCE - 12.15%
        5,800  Accor.......................           205,918
        1,200  Air Liquide.................           153,778
        3,100  Aventis.....................           185,582
        5,800  Axa.........................            86,560
        5,300  BNP Paribas.................           211,313
        2,100  L'Oreal.....................           156,392
        1,950  Renault.....................            91,729
        1,400  Sanofi-Synthelabo...........            85,614
        2,800  Schneider Electric..........           129,772
        3,500  TotalFinaElf................           482,139
        4,400  Vivendi Environnement.......           104,317
                                              ---------------
                                                    1,893,114
                                              ---------------
               GERMANY - 4.91%
          850  Beiersdorf..................            93,681
        3,850  Deutsche Bank...............           168,143
        1,550  SAP.........................           119,423
        3,600  Schering....................           163,570
        4,670  Siemens.....................           221,020
                                              ---------------
                                                      765,837
                                              ---------------
               IRELAND - 1.46%
       17,900  CRH.........................           227,258
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
               ITALY - 1.61%
       16,000  Sanpaolo IMI................   $        99,825
       40,000  UniCredito Italiano.........           150,529
                                              ---------------
                                                      250,354
                                              ---------------
               JAPAN - 16.94%
        8,000  Canon.......................           295,169
           22  Central Japan Railway.......           133,071
        5,800  Eisai.......................           125,226
        3,000  Ito-Yokado..................            93,546
       11,000  Kao.........................           251,416
        1,000  Keyence.....................           165,543
       10,000  Matsushita Electric Industrial         104,811
           37  Nippon Telegraph & Telephone           135,610
           55  NTT DoCoMo..................           101,464
       34,000  Oji Paper...................           146,817
        3,000  ORIX........................           169,706
        7,400  Pioneer.....................           126,247
        1,100  Rohm........................           138,548
        2,200  Sony........................            94,640
        6,000  Takeda Chemical Industries..           249,294
       12,700  Toyota Motor................           308,932
                                              ---------------
                                                    2,640,040
                                              ---------------
               NETHERLANDS - 7.14%
        5,900  Akzo Nobel..................           176,456
        6,000  ASML Holding*...............            52,586
        1,550  Gucci Group.................           140,376
       15,000  ING Groep...................           250,899
       10,170  Koninklijke Ahold...........           127,909
        6,650  Koninklijke (Royal) Philips
                 Electronics...............           119,201
        7,000  Nutreco Holding.............            92,338
        9,400  TPG.........................           152,296
                                              ---------------
                                                    1,112,061
                                              ---------------
               PORTUGAL - 0.68%
       17,500  Portugal Telecom, Registered           105,717
                                              ---------------
               SWEDEN - 1.92%
        7,600  Atlas Copco.................           159,265
       34,000  Nordea......................           139,160
                                              ---------------
                                                      298,425
                                              ---------------
               SWITZERLAND - 6.92%
        2,100  Nestle, Registered..........           450,247
       10,400  Novartis, Registered........           396,642
        2,200  Roche Holding...............           155,739
        1,100  Swiss Reinsurance...........            76,379
                                              ---------------
                                                    1,079,007
                                              ---------------
               UNITED KINGDOM - 35.06%
       26,500  ARM Holdings*...............            23,425
        5,400  AstraZeneca.................           201,492
       35,500  Aviva.......................           272,145
       95,000  BP..........................           609,374
       23,000  Diageo......................           259,262
       19,800  GlaxoSmithKline.............           377,922
       21,700  HBOS........................           240,194
       47,800  HSBC Holdings*..............           520,958
       42,000  National Grid Transco.......           298,977
       30,000  Reed Elsevier...............           264,949
       12,000  Royal Bank of Scotland Group           282,362

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

INTERNATIONAL EQUITY FUND                                       OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
               UNITED KINGDOM (CONTINUED)
       50,000  Serco Group.................   $       116,947
      110,000  Shell Transport & Trading...           706,882
       20,600  Standard Chartered..........           239,782
       47,129  Tesco.......................           146,175
       43,500  Unilever....................           429,773
      294,000  Vodafone Group..............           472,613
                                              ---------------
                                                    5,463,232
                                              ---------------
               TOTAL FOREIGN COMMON STOCKS
                 (Cost $18,119,653)........        14,820,657
                                              ---------------

FOREIGN PREFERRED STOCK - 1.54%
               GERMANY - 1.54%
          500  Porsche.....................           239,906
                                              ---------------
               TOTAL FOREIGN PREFERRED STOCK
                 (Cost $143,774)...........           239,906
                                              ---------------
TOTAL INVESTMENTS - 96.66%
   (Cost $18,263,427)**....................        15,060,563
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 3.34%...           520,273
                                              ---------------
NET ASSETS - 100.00%.......................   $    15,580,836
                                              ===============

-------------------------
  * Non-income producing security.
 ** Aggregate cost for Federal income taxes purposes is $18,745,679.

     Gross unrealized appreciation ........   $       345,505
     Gross unrealized depreciation ........        (4,030,621)
                                              ---------------
     Net unrealized depreciation ..........   $    (3,685,116)
                                              ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

CHICAGO CAPITAL BOND FUND                                       OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

U.s. Government and Agency Obligations  63%
Corporate Notes and Bonds               25%
Asset-backed Securities                  5%
Cash and Other Net Assets                2%
Commercial Paper                         2%
Commercial Mortgage-backed Securities    2%
Foreign Government Bond                  1%

% of Total Net Assets

                                                  MARKET
 PAR VALUE                                         VALUE
 ---------                                        ------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 62.98%
               FEDERAL HOME LOAN BANK - 1.17%
$   5,075,000  6.500%, 11/15/06, Series TD06  $     5,746,225
                                              ---------------
               FEDERAL HOME LOAN MORTGAGE - 8.75%
    2,500,000  5.850%, 02/21/06............         2,764,857
      483,606  6.500%, 01/01/11,
                 Gold Pool # E00413........           510,248
    2,251,725  7.000%, 01/01/15,
                 Gold Pool # E79764........         2,384,743
    6,438,754  7.000%, 06/01/29,
                 Gold Pool # G01043........         6,733,257
      867,192  7.500%, 11/01/29,
                 Gold Pool # C32468........           916,813
    2,252,158  7.000%, 09/01/31,
                 Gold Pool # C01222........         2,352,336
    2,532,305  6.000%, 11/01/31,
                 Gold Pool # C01258........         2,609,939
    4,066,714  6.000%, 12/01/31,
                 Gold Pool # C01272........         4,191,390
    5,951,972  6.000%, 01/01/32,
                 Gold Pool # C01286........         6,134,445
   13,999,999  6.500%, 08/01/32,
                 Gold Pool # C01385........        14,530,832
                                              ---------------
                                                   43,128,860
                                              ---------------
               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION - 23.60%
    4,700,000  7.000%, 07/15/05............         5,279,449
    8,600,000  5.250%, 08/14/06............         8,842,924
    8,700,000  4.750%, 06/18/07............         9,073,943
    8,000,000  5.250%, 01/15/09............         8,679,360
      665,998  7.000%, 01/01/13, Pool # 313966        705,940
      590,969  7.000%, 03/01/13, Pool # 251572        626,411
    1,417,084  6.000%, 06/01/13, Pool # 429584      1,486,840
    3,467,193  6.500%, 06/01/16, Pool # 582645      3,641,666
    5,765,045  7.000%, 08/01/16, Pool # 545154      6,107,935
    3,112,293  6.500%, 09/01/16, Pool # 253943      3,268,907
    5,919,559  5.500%, 02/01/17, Pool # 631364      6,114,381
    9,486,013  5.500%, 04/01/17, Pool # 254259      9,797,989

                                                  MARKET
 PAR VALUE                                         VALUE
 ---------                                        ------
               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION (CONTINUED)
$  10,000,000  5.500%, 12/01/17, TBA.......   $    10,281,250
      345,819  7.500%, 07/01/23, Pool # 226065        369,160
    1,616,413  7.000%, 05/01/26, Pool # 303884      1,695,395
    2,393,069  6.500%, 05/01/28, Pool # 436779      2,486,217
    1,069,445  6.500%, 09/01/28, Pool # 430877      1,110,056
    1,731,516  6.500%, 10/01/28, Pool # 442329      1,797,268
    3,248,947  6.000%, 12/01/28, Pool # 535126      3,354,607
    1,066,466  6.500%, 06/01/29, Pool # 501319      1,106,351
    4,215,740  6.500%, 06/01/29, Pool # 504545      4,373,405
      808,544  7.500%, 11/01/29, Pool # 252874        855,737
    1,001,872  7.500%, 12/01/29, Pool # 252925      1,060,349
      983,688  7.500%, 02/01/30, Pool # 529028      1,041,104
    3,524,410  6.500%, 09/01/31, Pool # 602056      3,654,660
    7,082,240  6.500%, 09/01/31, Pool # 253949      7,343,975
   11,785,000  6.000%, 11/01/32, TBA.......        12,112,764
                                              ---------------
                                                  116,268,043
                                              ---------------
               GOVERNMENT NATIONAL
               MORTGAGE ASSOCIATION - 5.28%
      493,081  7.000%, 10/15/23, Pool # 345894        522,530
    1,151,337  7.000%, 12/15/23, Pool # 366646      1,220,100
      658,270  6.500%, 03/15/26, Pool # 422527        688,637
      527,087  7.000%, 06/15/27, Pool # 780584        555,542
    2,222,087  7.000%, 09/15/28, Pool # 458926      2,337,879
    1,569,689  6.000%, 01/15/29, Pool # 457858      1,629,446
      858,950  7.000%, 03/15/29, Pool # 505567        903,222
    1,409,995  7.000%, 05/15/29, Pool # 487221      1,482,669
    2,058,208  7.000%, 03/15/31, Pool # 547577      2,162,197
    5,331,024  7.000%, 02/20/32, Pool # 003202      5,576,282
    3,620,250  6.500%, 03/15/32, Pool # 569214      3,774,757
    4,957,713  6.500%, 04/15/32, Pool # 584362      5,169,301
                                              ---------------
                                                   26,022,562
                                              ---------------
               U.S. TREASURY BONDS - 10.03%
   11,250,000  7.500%, 11/15/16............        14,506,358
    3,250,000  7.125%, 02/15/23............         4,097,288
    3,700,000  6.250%, 08/15/23............         4,249,942
    7,200,000  6.000%, 02/15/26............         8,051,630
    3,250,000  5.500%, 08/15/28............         3,410,089
    9,750,000  5.250%, 11/15/28............         9,879,119
    4,500,000  6.250%, 05/15/30............         5,228,262
                                              ---------------
                                                   49,422,688
                                              ---------------
               U.S. TREASURY INFLATION
               INDEX NOTE - 0.95%
    4,333,064  3.375%, 01/15/07............         4,657,368
                                              ---------------
               U.S. TREASURY NOTES - 13.20%
   25,000,000  3.000%, 01/31/04............        25,489,350
      500,000  6.750%, 05/15/05............           559,531
    5,825,000  6.500%, 08/15/05............         6,530,996
    1,560,000  5.750%, 11/15/05............         1,725,567
    4,500,000  7.000%, 07/15/06............         5,227,520
   11,950,000  6.125%, 08/15/07............        13,745,428
   10,800,000  4.750%, 11/15/08............        11,734,038
                                              ---------------
                                                   65,012,430
                                              ---------------
               TOTAL U.S. GOVERNMENT AND
                 AGENCY OBLIGATIONS
                 (Cost $296,902,414).......       310,258,176
                                              ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

CHICAGO CAPITAL BOND FUND                                       OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 PAR VALUE                                         VALUE
 ---------                                        ------
CORPORATE NOTES AND BONDS - 24.70%
               BASIC MATERIALS - 0.46%
$   2,375,000  IMC Global
                 7.625%, 11/01/05 .........   $     2,293,162
                                              ---------------
               COMMERCIAL SERVICES - 0.46%
    2,650,000  Hertz, Senior Notes
                 7.625%, 06/01/12 .........         2,248,127
                                              ---------------
               COMMUNICATIONS - 2.16%
    2,055,000  Alltel, Senior Notes
                 7.125%, 03/01/03 .........         2,082,313
    2,675,000  AT&T
                 6.500%, 03/15/29 .........         2,308,477
    1,470,000  CSC Holdings, Senior Notes
                 7.875%, 12/15/07 .........         1,223,775
    4,700,000  Verizon NY, Debentures
                 6.875%, 04/01/12 .........         5,036,642
                                              ---------------
                                                   10,651,207
                                              ---------------
               ELECTRONICS - 0.27%
    1,375,000  Thermo Electron, Convertible
                 4.000%, 01/15/05 .........         1,333,750
                                              ---------------
               ENERGY - 0.40%
               CMS Energy, Senior Notes
    1,655,000    7.625%, 11/15/04..........         1,324,688
      815,000    Series B, 6.750%, 01/15/04           660,355
                                              ---------------
                                                    1,985,043
                                              ---------------
               FINANCE - 5.61%
    2,825,000  Ford Motor Credit, Senior Notes
                 5.800%, 01/12/09 .........         2,388,464
    5,775,000  General Electric Capital, MTN
                 6.750%, 03/15/32 .........         6,068,208
    4,500,000  General Motors Acceptance
                 6.750%, 01/15/06 .........         4,460,954
    5,175,000  International Lease Finance,
                 Senior Notes
                 5.625%, 06/01/07 .........         5,204,746
    3,375,000  Prudential Funding
                 6.600%, 05/15/08 (A)......         3,649,631
    3,495,000  Sears Roebuck Acceptance
                 6.700%, 04/15/12 .........         3,215,683
    2,440,000  SLM, MTN, Series A
                 5.625%, 04/10/07 .........         2,638,845
                                              ---------------
                                                   27,626,531
                                              ---------------
               FOOD AND BEVERAGES - 3.16%
    4,450,000  Albertson's, Debentures
                 7.450%, 08/01/29 .........         4,864,887
    2,000,000  American Stores, Debentures
                 7.500%, 05/01/37 .........         2,242,188
    4,375,000  Conagra Foods, Subordinated Notes
                 7.400%, 09/15/04 .........         4,761,435
    3,500,000  General Mills
                 5.125%, 02/15/07 .........         3,679,189
                                              ---------------
                                                   15,547,699
                                              ---------------

                                                  MARKET
 PAR VALUE                                         VALUE
 ---------                                        ------
               HEALTH CARE SERVICES - 1.00%
               HEALTHSOUTH
$   1,270,000    Senior Notes,
                 6.875%, 06/15/05..........   $     1,060,450
    1,525,000    Subordinated Debentures,
                 Convertible,
                 3.250%, 04/01/03..........         1,467,813
    2,650,000  Omnicare, Convertible
                 5.000%, 12/01/07 .........         2,418,125
                                              ---------------
                                                    4,946,388
                                              ---------------
               INSURANCE - 1.17%
    2,150,000  CNA Financial
                 6.500%, 04/15/05 .........         2,138,826
    2,000,000  Continental  (The)
                 7.250%, 03/01/03 .........         2,000,268
    1,500,000  Prudential Insurance of America
                 8.300%, 07/01/25 (A)......         1,608,167
                                              ---------------
                                                    5,747,261
                                              ---------------
               MEDICAL PRODUCTS AND SUPPLIES - 0.24%
    1,450,000  Fresenius Medical Capital Trust II
                 7.875%, 02/01/08 .........         1,178,125
                                              ---------------
               OIL AND GAS EXTRACTION - 1.92%
    2,275,000  Burlington Resources, Yankee Bond
                 6.500%, 12/01/11 .........         2,511,745
    2,250,000  Conoco Funding
                 6.350%, 10/15/11 .........         2,479,624
    3,100,000  El Paso Energy
                 7.625%, 07/15/11 .........         2,049,398
    2,400,000  Western Oil Sands, Senior Notes
                 8.375%, 05/01/12 .........         2,412,000
                                              ---------------
                                                    9,452,767
                                              ---------------
               PRINTING AND PUBLISHING - 0.54%
               News America Holdings,
                 Senior Debentures
    1,590,000    7.750%, 01/20/24..........         1,462,490
      500,000    7.750%, 02/01/24..........           459,879
      700,000  Viacom
                 5.625%, 05/01/07 .........           751,517
                                              ---------------
                                                    2,673,886
                                              ---------------
               RESTAURANTS - 0.22%
    1,060,000  Yum! Brands, Senior Notes
                 7.650%, 05/15/08 .........         1,102,400
                                              ---------------
               RETAIL - 0.14%
      700,000  Dillard's
                 6.125%, 11/01/03 .........           694,947
                                              ---------------
               TECHNOLOGY - 0.63%
    3,015,000  Unisys, Senior Notes
                 8.125%, 06/01/06 .........         3,090,375
                                              ---------------
               TRANSPORTATION - 1.14%
    2,700,692  American Airlines, Series 1999-1
                 6.855%, 04/15/09 .........         2,447,554
               Union Pacific
      730,000    6.125%, 01/15/12..........           785,143
    2,250,000    Debentures,
                 6.625%, 02/01/29..........         2,365,348
                                              ---------------
                                                    5,598,045
                                              ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

CHICAGO CAPITAL BOND FUND                                       OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 PAR VALUE                                         VALUE
 ---------                                        ------
               UTILITIES - 4.93%
$   1,260,000  CILCORP, Senior Notes
                 8.700%, 10/15/09 .........   $     1,186,892
    2,275,000  FirstEnergy, Senior Notes
                 5.500%, 11/15/06 .........         2,199,106
    3,750,000  Gulf States Utilities,
                 First Mortgage, Series A
                 8.250%, 04/01/04 .........         4,009,046
    2,970,000  Long Island Lighting, Debentures
                 8.200%, 03/15/23 .........         3,083,184
      806,358  Mirant Mid-Atlantic
                 8.625%, 06/30/12 .........           590,256
               Niagara Mohawk Power, Senior Notes
    2,240,000    Series G, 7.750%, 10/01/08         2,583,638
    6,250,000    Series H, Step Coupon
                 8.500%, 07/01/10 (E)......         6,398,125
    2,405,000  PSEG Energy Holdings, Senior Notes
                 10.000%, 10/01/09 ........         1,613,433
    2,150,000  Southern California Edison
                 8.950%, 11/03/03 .........         2,107,000
    2,825,000  TXU Eastern Funding, Senior
                 Unsubordinated, Yankee Bond
                 6.750%, 05/15/09 (D)......           536,750
                                              ---------------
                                                   24,307,430
                                              ---------------
               WASTE MANAGEMENT - 0.25%
    1,175,000  Waste Management, Senior Notes
                 7.000%, 10/01/04 .........         1,210,422
                                              ---------------
               TOTAL CORPORATE NOTES AND BONDS
                 (Cost $124,824,864).......       121,687,565
                                              ---------------

ASSET-BACKED SECURITIES - 4.74%
      756,200  Amresco Securitized Net Interest
                 Trust, Series 1997-1, Class A
                 7.545%, 09/26/27 (A)(B)...           529,340
    4,000,000  Capital One Master Trust
                 Series 2001-5, Class A
                 5.300%, 06/15/09 .........         4,324,834
    3,500,000  Centex Home Equity
                 Series 2001-C, Class A3
                 4.490%, 03/25/29 .........         3,603,884
    4,850,000  Chase Credit Card Master Trust
                 Series 2001-5A, Class A
                 1.900%, 02/15/07 (C)......         4,859,824
      901,835  HomeQ, Series 2001-I, Class AH2
                 5.885%, 05/15/19 .........           907,301
    2,638,336  Master Asset Securitization Trust
                 Series 2001-02, Class A1
                 6.000%, 12/27/16 .........         2,740,848
    6,225,000  Residential Asset Securities
                 Series 2001-KS2, Class AI3
                 5.751%, 03/25/27 .........         6,391,898
                                              ---------------
               TOTAL ASSET-BACKED SECURITIES
                 (Cost $23,071,089)........        23,357,929
                                              ---------------

                                                  MARKET
 PAR VALUE                                         VALUE
 ---------                                        ------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.23%
$   1,239,625  Asset Securitization,
                 Series 1995-MD4, Class A1
                 7.100%, 08/13/29 (B)......   $     1,369,932
    4,000,000  CS First Boston Mortgage Securities,
                 Series 1998-C2, Class A2
                 6.300%, 11/11/30 .........         4,432,181
    1,464,796  First Union-Lehman Brothers
                 Commercial Mortgage, CMO
                 Series 1997-C2, Class A2
                 6.600%, 11/18/29 .........         1,559,193
    1,825,000  GMAC Commercial
                 Mortgage Securities,
                 Series 2000-C3, Class A2
                 6.957%, 09/15/35 .........         2,086,320
      116,181  Midland Realty Acceptance, CMO,
                 Series 1996-C1, Class A2
                 7.475%, 08/25/28 (B)......           116,790
    1,250,000  Morgan (J.P.) Commercial
                 Mortgage Finance, CMO
                 Series 1999-C7, Class A2
                 6.507%, 10/15/35 (B)......         1,398,702
                                              ---------------
               TOTAL COMMERCIAL MORTGAGE-BACKED
                 SECURITIES
                 (Cost $10,255,596)........        10,963,118
                                              ---------------

FOREIGN GOVERNMENT BOND - 1.04%
    4,225,000  Quebec Province, Yankee Bond,
                 Debentures, Series NJ
                 7.500%, 07/15/23 .........         5,127,076
                                              ---------------
               TOTAL FOREIGN GOVERNMENT BOND
                 (Cost $4,547,846).........         5,127,076
                                              ---------------

COMMERCIAL PAPER (E) - 2.43%
   11,960,000  General Electric Capital
                 1.750%, 11/14/02 .........        11,952,442
                                              ---------------
               TOTAL COMMERCIAL PAPER
                 (Cost $11,952,442)........        11,952,442
                                              ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

CHICAGO CAPITAL BOND FUND                                       OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 PAR VALUE                                         VALUE
 ---------                                        ------
REPURCHASE AGREEMENT - 5.56%
$  27,370,000  Bank One, 1.810%,
                 dated 10/31/02, matures 11/01/02,
                 repurchase price $27,371,376
                 (collateralized by U.S. Government
                 Agency Instrument, total
                 market value $27,917,536).   $    27,370,000
                                              ---------------
               TOTAL REPURCHASE AGREEMENT
                 (Cost $27,370,000)........        27,370,000
                                              ---------------
TOTAL INVESTMENTS - 103.68%
   (Cost $498,924,251)*....................       510,716,306
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (3.68)%.       (18,115,721)
                                              ---------------
NET ASSETS - 100.00%.......................   $   492,600,585
                                              ===============

-------------------------------
  * Aggregate cost for Federal income taxes purposes is $500,336,178.

     Gross unrealized appreciation ........   $    18,016,469
     Gross unrealized depreciation ........        (7,636,341)
                                              ---------------
     Net unrealized appreciation ..........   $    10,380,128
                                              ===============

(A) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2002, these securities amounted to $5,787,138 or 1.17% of net assets.
(B) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(C) Variable rate bond. The interest rate shown reflects the rate in effect at October 31, 2002.
(D)  Defaulted security.
(E)  Annualized yield at the time of purchase.

      CMO  Collateralized Mortgage Obligation
      MTN  Medium Term Note
      TBA  To Be Announced

    PORTFOLIO COMPOSITION (MOODY'S RATINGS) (UNAUDITED)

Repurchase Agreement .............................          5%
Commercial Paper .................................          2%
U.S. Government Obligations ......................         23%
U.S. Government Agency Obligations ...............         38%
Corporate Notes and Bonds:
  Aaa ............................................          8%
  A ..............................................          7%
  Baa ............................................         12%
  Ba .............................................          4%
  B ..............................................          1%
                                                        -----
                                                          100%
                                                        =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

INVESTMENT GRADE BOND FUND                                      OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

U.s. Government and Agency Obligations  74%
Corporate Notes and Bonds               17%
Asset-backed Securities                  4%
Commercial Paper                         2%
Commercial Mortgage-backed Security      2%
Cash and Other Net Assets                1%

% of Total Net Assets

                                                  MARKET
 PAR VALUE                                         VALUE
 ---------                                        ------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 73.95%
               FEDERAL FARM CREDIT BANK - 6.95%
$   3,500,000  5.970%, 03/11/05............   $     3,806,982
                                              ---------------
               FEDERAL HOME LOAN BANK - 15.40%
    3,500,000  5.300%, 01/30/07............         3,652,915
    2,000,000  5.610%, 02/27/07, Series 3A07        2,063,840
    1,400,000  5.875%, 11/15/07............         1,564,504
    1,000,000  6.500%, 08/14/09............         1,152,924
                                              ---------------
                                                    8,434,183
                                              ---------------
               FEDERAL HOME LOAN MORTGAGE - 1.95%
    1,026,586  6.500%, 08/01/32,
                 Gold Pool # C01385........         1,065,511
                                              ---------------
               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION - 15.56%
      948,601  5.500%, 04/01/17, Pool # 254259        979,799
      939,067  6.000%, 06/01/17, Pool # 254342        979,443
    1,000,000  5.500%, 11/01/17, TBA.......         1,031,250
    1,000,000  6.000%, 11/01/17, TBA.......         1,041,562
      550,000  5.250%, 11/25/17, TBA.......           559,281
      939,217  6.500%, 03/01/32, Pool # 254239        973,948
      904,752  7.000%, 04/01/32, Pool # 545556        945,496
      943,159  6.500%, 10/01/32, Pool # 254479        978,037
    1,000,000  6.000%, 11/01/32, TBA.......         1,027,812
                                              ---------------
                                                    8,516,628
                                              ---------------
               GOVERNMENT NATIONAL
               MORTGAGE ASSOCIATION - 1.77%
      928,261  6.500%, 05/15/32, Pool # 584389        967,878
                                              ---------------
               U.S. TREASURY NOTES - 32.32%
      500,000  5.750%, 08/15/03............           517,311
    4,500,000  5.875%, 11/15/04............         4,876,582
    2,000,000  6.250%, 02/15/07............         2,297,080
    3,250,000  5.625%, 05/15/08............         3,678,958

                                                  MARKET
 PAR VALUE                                         VALUE
 ---------                                        ------
               U.S. TREASURY NOTES (CONTINUED)
$   3,000,000  6.000%, 08/15/09............   $     3,468,399
    2,500,000  5.750%, 08/15/10............         2,855,568
                                              ---------------
                                                   17,693,898
                                              ---------------
               TOTAL U.S. GOVERNMENT AND
                 AGENCY OBLIGATIONS
                 (Cost $38,156,872)........        40,485,080
                                              ---------------

CORPORATE NOTES AND BONDS - 16.84%
               FINANCE - 8.23%
    1,000,000  Associates N.A., MTN, Series H
                 6.260%, 02/15/06 .........         1,089,216
      500,000  Bank of New York, MTN, Series E
                 3.900%, 09/01/07 .........           508,336
      775,000  BB&T, Subordinated Notes
                 4.750%, 10/01/12 .........           767,007
    1,000,000  General Electric Capital
                 6.500%, 11/01/06 .........         1,100,413
      500,000  International Lease Finance,
                 Senior Notes
                 5.625%, 06/01/07 .........           502,874
      500,000  SLM, MTN, Series A
                 5.625%, 04/10/07 .........           540,747
                                              ---------------
                                                    4,508,593
                                              ---------------
               FOOD AND BEVERAGES - 4.98%
      500,000  Albertson's
                 Senior Notes,
                 6.950%, 08/01/09 .........           553,707
      500,000  Conagra Foods
                 6.000%, 09/15/06 .........           544,953
      500,000  General Mills
                 5.125%, 02/15/07 .........           525,598
    1,000,000  Sara Lee, MTN, Series C
                 6.300%, 11/07/05 .........         1,100,905
                                              ---------------
                                                    2,725,163
                                              ---------------
               OIL AND GAS EXTRACTION - 0.96%
      240,000  Burlington Resources, Yankee Bond
                 6.500%, 12/01/11 .........           264,975
      235,000  Conoco Funding
                 6.350%, 10/15/11 .........           258,983
                                              ---------------
                                                      523,958
                                              ---------------
               PHARMACEUTICALS - 2.16%
    1,000,000  Eli Lilly
                 8.375%, 12/01/06 .........         1,184,495
                                              ---------------
               TRANSPORTATION - 0.51%
      260,000  Union Pacific
                 6.125%, 01/15/12 .........           279,640
                                              ---------------
               TOTAL CORPORATE NOTES AND BONDS
                 (Cost $8,771,929).........         9,221,849
                                              ---------------

ASSET-BACKED SECURITIES - 3.80%
    1,000,000  CIT Equipment Collateral,
                 Series 2002-VT1, Class A3
                 4.030%, 01/20/06 .........         1,028,427
    1,000,000  MMCA Automobile Trust ,
                 Series 2001-4, Class A4
                 4.920%, 08/15/07 .........         1,054,598
                                              ---------------
               TOTAL ASSET-BACKED SECURITIES
                 (Cost $2,049,727).........         2,083,025
                                              ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

INVESTMENT GRADE BOND FUND                                      OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 PAR VALUE                                         VALUE
 ---------                                        ------
COMMERCIAL MORTGAGE-BACKED SECURITY - 2.08%
$   1,000,000  LB Commercial Conduit Mortgage
                 Trust, Series 1999-C1, Class A2
                 6.780%, 06/15/31 .........   $     1,136,145
                                              ---------------
               TOTAL COMMERCIAL MORTGAGE-BACKED
                 SECURITY
                 (Cost $1,090,625).........         1,136,145
                                              ---------------

COMMERCIAL PAPER (A) - 1.86%
    1,017,000  General Electric Capital
                 1.750%, 11/14/02 .........         1,016,357
                                              ---------------
               TOTAL COMMERCIAL PAPER
                 (Cost $1,016,357).........         1,016,357
                                              ---------------

 SHARES
 ------
INVESTMENT COMPANIES - 7.16%
    2,709,957  Deutsche Cash Management
                 Fund......................         2,709,957
    1,209,680  Deutsche Institutional
                 Treasury Money Fund.......         1,209,680
                                              ---------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $3,919,637).........         3,919,637
                                              ---------------
TOTAL INVESTMENTS - 105.69%
   (Cost $55,005,147)*.....................        57,862,093
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (5.69)%.        (3,113,786)
                                              ---------------
NET ASSETS - 100.00%.......................   $    54,748,307
                                              ===============

-------------------------------
  * Aggregate cost for Federal income taxes purposes is $55,146,456.

     Gross unrealized appreciation ........   $     2,727,679
     Gross unrealized depreciation ........           (12,042)
                                              ---------------
     Net unrealized appreciation ..........   $     2,715,637
                                              ===============

(A) Annualized yield at the time of purchase.

      MTN  Medium Term Note
      TBA  To Be Announced

    PORTFOLIO COMPOSITION (MOODY'S RATINGS) (UNAUDITED)

Investment Companies .............................          7%
Commercial Paper .................................          2%
U.S. Government Obligations ......................         31%
U.S. Government Agency Obligations ...............         39%
Corporate Notes and Bonds:
  Aaa ............................................          7%
  Aa .............................................          5%
  A ..............................................          5%
  Baa ............................................          4%
                                                        -----
                                                          100%
                                                        =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

CHICAGO CAPITAL MUNICIPAL BOND FUND                             OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Aaa                     56%
Aa                      24%
A                        6%
Baa                      3%
BBB                      1%
Not Rated                2%
Investment Companies     8%

% of Total Net Assets (Ratings Unaudited)

                                                  MARKET
 PAR VALUE                                         VALUE
 ---------                                        ------
MUNICIPAL SECURITIES - 96.33%
               ALABAMA - 2.11%
$   1,000,000  Birmingham Industrial Water Board,
                 Industrial Water Supply RB,
                 Partially Pre-refunded 07/01/07
                 6.000%, 07/01/07 (A)......   $     1,144,360
                                              ---------------
               ARIZONA - 5.31%
    1,000,000  Arizona State Transportation
                 Board Excise Tax RB,
                 Maricopa County Regional
                 Area Road Fund
                 5.500%, 07/01/04 .........         1,062,600
    1,000,000  Phoenix Civic Improvement,
                 Wastewater Systems RB
                 5.250%, 07/01/11
                 Insured: FGIC.............         1,120,150
      450,000  Salt River Project, Agricultural
                 Improvement and Power District
                 Electric System RB, Refunding,
                 Series A
                 5.500%, 01/01/05 .........           483,151
      200,000  Tucson Water RB
                 5.400%, 07/01/05 .........           217,280
                                              ---------------
                                                    2,883,181
                                              ---------------
               COLORADO - 2.11%
    1,000,000  Colorado Department of
                 Transportation RB,
                 Federal Highway Grant
                 Anticipation Notes, Series A
                 5.500%, 06/15/12
                 Insured: MBIA.............         1,145,300
                                              ---------------

                                                  MARKET
 PAR VALUE                                         VALUE
 ---------                                        ------
               CONNECTICUT - 1.84%
$   1,000,000  Connecticut State HEFA RB
                 Yale University
                 Series V-1
                 2.050%, 07/01/36 (B)......   $     1,000,000
                                              ---------------
               DISTRICT OF COLUMBIA - 1.29%
      640,000  District of Columbia RB,
                 Smithsonian Institute, Series A
                 5.375%, 11/01/15 .........           699,277
                                              ---------------
               FLORIDA - 6.29%
    1,500,000  Florida Municipal Loan Council RB,
                 Series A
                 5.000%, 11/01/12
                 Insured: MBIA.............         1,658,745
      750,000  Palm Beach County,
                 Health Facilities Authority RB,
                 Abbey DelRay South Project
                 5.500%, 10/01/11 .........           754,800
    1,000,000  Putnam County Development
                 Authority PCR Seminole
                 Electric Coop, Series D
                 1.850%, 12/15/09 (B)......           999,970
                                              ---------------
                                                    3,413,515
                                              ---------------
               GEORGIA - 3.91%
    1,000,000  Burke County Development
                 Authority PCR, Georgia Power
                 Plant Vogtle, 1st Series
                 Mandatory Put 03/03/03 @ 100,
                 1.750%, 09/01/30 (B)......         1,000,240
      500,000  Cartersville Development Authority,
                 Water & Wastewater
                 Facilities RB, Series A,
                 Ansheuser-Busch Cos., AMT,
                 7.375%, 05/01/09 .........           606,100
               State of Georgia, GO
      250,000    Series A, 6.100%, 03/01/05           273,197
      200,000    Series D, 6.700%, 08/01/09           241,848
                                              ---------------
                                                    2,121,385
                                              ---------------
               IDAHO - 2.31%
    1,000,000  Idaho Health Facilities Authority RB,
                 IHC Hospitals, ETM
                 6.650%, 02/15/21 .........         1,255,770
                                              ---------------
               ILLINOIS - 8.47%
      500,000  Chicago Board of Education,
                 School Reform Board,
                 Series A, GO
                 5.250%, 12/01/21
                 Insured: FGIC.............           538,310
      250,000  Chicago Public Building
                 Commission RB, School
                 Reform Board, Series B
                 5.250%, 12/01/18
                 Insured: FGIC.............           274,900
      375,000  Dupage County, Jail Project, GO
                 5.600%, 01/01/21 .........           412,500
    1,000,000  Illinois Development Finance
                 Authority RB,
                 Lincoln Way Community
                 5.700%, 01/01/18
                 Insured: FGIC.............         1,145,020

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

CHICAGO CAPITAL MUNICIPAL BOND FUND                             OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 PAR VALUE                                         VALUE
 ---------                                        ------
               ILLINOIS (CONTINUED)
$   1,000,000  Lake County Township High School
                 District No. 113,
                 Highland Park, GO
                 8.800%, 12/01/09 .........   $     1,339,870
      785,000  University of Illinois RB, Auxiliary
                 Facilities Systems, Series B
                 5.500%, 04/01/17
                 Insured: FGIC.............           887,152
                                              ---------------
                                                    4,597,752
                                              ---------------
               INDIANA - 3.56%
      700,000  Indianapolis Public
                 Improvement RB, Series B
                 6.000%, 01/10/20 .........           819,119
    1,000,000  Valparaiso Middle Schools
                 Building RB, First Mortgage
                 5.500%, 07/15/14 (A)
                 Insured: FGIC.............         1,109,950
                                              ---------------
                                                    1,929,069
                                              ---------------
               KANSAS - 5.13%
    1,000,000  Burlington Environmental
                 Improvement RB
                 Kansas City Power &
                 Light Project, Series B
                 Mandatory Put 10/01/07,
                 4.750%, 09/01/15 .........         1,011,290
    1,020,000  Butler & Sedgwick Counties,
                 Unified School District No. 385,
                 Andover, GO
                 6.000%, 09/01/14
                 Insured: FSA..............         1,209,557
      500,000  Sedgwick County, Unified School
                 District 259, Wichita, GO
                 5.250%, 09/01/10 .........           560,125
                                              ---------------
                                                    2,780,972
                                              ---------------
               KENTUCKY - 0.66%
      350,000  Jefferson County, Series C, GO, AMT
                 5.375%, 05/15/03 .........           356,933
                                              ---------------
               MASSACHUSETTS - 3.08%
      500,000  Massachusetts State Construction
                 Lien, Series C, GO
                 5.250%, 08/01/17 .........           550,850
    1,000,000  Massachusetts State Grant
                 Anticipation RB, Federal Highway
                 Grant Anticipation Notes, Series A
                 5.250%, 12/15/08 .........         1,117,640
                                              ---------------
                                                    1,668,490
                                              ---------------
               MICHIGAN - 7.34%
    1,600,000  Wayne County Community College, GO
                 5.250%, 07/01/09
                 Insured: FGIC.............         1,784,992
    2,000,000  Michigan Municipal Bond Authority  RB
                 Clean Water State Revolving Fund
                 5.000%, 10/01/06 .........         2,198,200
                                              ---------------
                                                    3,983,192
                                              ---------------

                                                  MARKET
 PAR VALUE                                         VALUE
 ---------                                        ------
               MISSISSIPPI - 2.79%
$   1,000,000  Mississippi State Hospital Equipment &
                 Facilities Authority RB,
                 Baptist Medical Center Project
                 6.500%, 05/01/10
                 Insured: MBIA.............   $     1,109,070
      350,000  State of Mississippi,
                 Capital Improvements Issue,
                 Series I, GO
                 5.750%, 11/01/09 (A)......           404,309
                                              ---------------
                                                    1,513,379
                                              ---------------
               NEBRASKA - 1.03%
      500,000  Omaha Public Power District
                 Electric RB, Series C
                 5.400%, 02/01/08 .........           556,725
                                              ---------------
               NEVADA - 0.71%
      350,000  Clark County, Nevada
                 School District, GO,
                 Pre-refunded 12/15/04,
                 6.400%, 06/15/06
                 Insured: FGIC.............           387,338
                                              ---------------
               NEW HAMPSHIRE - 0.36%
      185,000  New Hampshire State Housing
                 Financial Authority Single
                 Family RB, Series B, AMT
                 4.850%, 07/01/08 .........           194,602
                                              ---------------
               NEW YORK - 1.84%
    1,000,000  New York City, Series C, GO
                 2.000%, 10/01/23 (B)
                 LOC: J.P. Morgan Chase....         1,000,000
                                              ---------------
               OHIO - 5.04%
    1,000,000  Montgomery County Hospital RB,
                 Kettering Medical Center
                 6.000%, 04/01/08 .........         1,081,680
    1,500,000  Ohio State Water Development
                 Authority RB
                 5.000%, 12/01/06 .........         1,655,325
                                              ---------------
                                                    2,737,005
                                              ---------------
               OKLAHOMA - 5.65%
               Oklahoma City, GO
    1,000,000    5.500%, 07/01/11..........         1,139,380
      240,000    5.550%, 08/01/11..........           274,615
      500,000  Oklahoma Housing Development
                 Authority RB, Obligation Lease
                 Purchase Program, Series A
                 5.100%, 11/01/05 .........           529,215
    1,000,000  Tulsa Industrial Authority RB,
                 St. John's Medical Center
                 Project, Pre-refunded 02/15/06
                 6.250%, 02/15/17 .........         1,123,980
                                              ---------------
                                                    3,067,190
                                              ---------------
               PENNSYLVANIA - 0.46%
      250,000  Beaver County Industrial
                 Development Authority, PCR,
                 Cleveland Electric Project
                 4.600%, 10/01/30 (B)......           250,848
                                              ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

CHICAGO CAPITAL MUNICIPAL BOND FUND                             OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 PAR VALUE                                         VALUE
 ---------                                        ------
               RHODE ISLAND - 2.38%
$   1,175,000  Rhode Island State and
                 Providence Plantations,
                 Consolidated  Capital Development
                 Loan, Series B, GO
                 5.000%, 11/01/06
                 Insured: FGIC.............   $     1,289,610
                                              ---------------
               SOUTH CAROLINA - 0.56%
      285,000  Anderson County School District
                 No. 002, Series B, GO
                 7.125%, 03/01/04 .........           305,511
                                              ---------------
               TENNESSEE - 2.02%
    1,000,000  State of Tennessee, Series A, GO
                 5.000%, 05/01/13 .........         1,097,560
                                              ---------------
               TEXAS - 13.56%
    1,000,000  Austin Electric Utility System RB,
                 Series A
                 5.500%, 11/15/13
                 Insured: AMBAC............         1,139,390
      480,000  Frisco Independent
                 School District, GO
                 7.000%, 08/15/10
                 Insured: PSF..............           589,090
      450,000  Harris County, Toll Road RB,
                 Senior Lien, Series A,
                 Pre-refunded 08/15/04
                 6.375%, 08/15/24
                 Insured: MBIA.............           495,828
    1,000,000  Houston Airport System RB
                 Sub Lein, Series B, AMT
                 5.000%, 07/01/06
                 Insured: FGIC.............         1,071,230
      200,000  Humble Independent
                 School District Refunding,
                 Series II, GO
                 5.500%, 02/15/10
                 Insured: PSF..............           224,536
      550,000  Plano Independent
                 School District, GO
                 5.000%, 02/15/09
                 Insured: PSF..............           600,968
    1,250,000  Port of Houston Authority, Harris
                 County Airport Improvement,
                 Series B, GO, AMT
                 5.250%, 10/01/11
                 Insured: FGIC.............         1,383,813
      210,000  Tarrant County Health
                 Facilities Development,
                 Health System RB, Series A
                 5.500%, 02/15/05
                 Insured: MBIA.............           225,208
      500,000  Texas Municipal Power
                 Agency RB, Series E
                 5.500%, 09/01/10
                 Insured: MBIA.............           566,060
    1,000,000  Victoria County Hospital RB,
                 Citizens Medical Center
                 6.250%, 01/01/16
                 Insured: AMBAC............         1,063,510
                                              ---------------
                                                    7,359,633
                                              ---------------

                                                  MARKET
 PAR VALUE                                         VALUE
 ---------                                        ------
               UTAH - 4.05%
$     300,000  Intermountain Power Agency,
                 Power Supply RB, Series E
                 6.250%, 07/01/07
                 Insured: FSA..............   $       344,163
    1,000,000  Jordan School District, Series A, GO
                 5.250%, 06/15/10 (A)......         1,113,890
      350,000  Tooele County Hazardous
                 Waste Treatment RB,
                 Union Pacific Project, AMT
                 5.700%, 11/01/26 .........           341,950
      350,000  Utah State Building Ownership
                 Authority Lease RB,
                 Series A, State Facilities
                 Master Lease PG-C,
                 5.500%, 05/15/11
                 Insured: FSA..............           396,533
                                              ---------------
                                                    2,196,536
                                              ---------------
               VIRGINIA - 0.48%
      250,000  Virginia State Housing Developement
                 RB Authority,  Commonwealth
                 Mortgage, Series H, Sub-Series H2
                 4.750%, 07/01/07 .........           261,883
                                              ---------------
               WASHINGTON - 1.99%
    1,000,000  Port of Tacoma RB, AMT
                 5.000%, 12/01/05
                 Insured: FSA..............         1,076,850
                                              ---------------
               TOTAL MUNICIPAL SECURITIES
                 (Cost $49,348,952)........        52,273,866
                                              ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

CHICAGO CAPITAL MUNICIPAL BOND FUND                             OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
  SHARES                                          VALUE
  ------                                          ------
INVESTMENT COMPANIES - 8.04%
    2,543,741  Blackrock Provident
                 Money Market Fund.........   $     2,543,741
    1,819,242  Goldman Sachs Tax Exempt
                 Fund......................         1,819,242
                                              ---------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $4,362,983).........         4,362,983
                                              ---------------
TOTAL INVESTMENTS - 104.37%
   (Cost $53,711,935)*.....................        56,636,849
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (4.37)%.        (2,372,438)
                                              ---------------
NET ASSETS - 100.00%.......................   $    54,264,411
                                              ===============

-------------------------------
  * Aggregate cost for Federal income taxes purposes is $53,711,935.

     Gross unrealized appreciation ........   $     2,933,645
     Gross unrealized depreciation ........            (8,731)
                                              ---------------
     Net unrealized appreciation ..........   $     2,924,914
                                              ===============

(A) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(B) Variable rate instrument. The rate shown reflects the rate in effect on October 31, 2002. The maturity date shown is the next scheduled reset date.

    AMBAC  AMBAC Assurance Corp.
      AMT  Alternative Minimum Tax
      ETM  Escrowed to Maturity
     FGIC  Financial Guaranty Insurance Co.
      FSA  Financial Security Assurance, Inc.
       GO  General Obligation
     HEFA  Health & Educational Facitilies Authority
      LOC  Letter of Credit
     MBIA  MBIA Insurance Corporation
      PCR  Pollution Control Revenue
      PSF  Permanent School Fund
       RB  Revenue Bond

    PORTFOLIO COMPOSITION (MOODY'S RATINGS) (UNAUDITED)

Investment Companies .............................          8%
Corporate Notes and Bonds:
  Aaa ............................................         56%
  Aa .............................................         24%
  A ..............................................          6%
  Baa ............................................          3%
  BBB ............................................          1%
  NR .............................................          2%
                                                        -----
                                                          100%
                                                        =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

CHICAGO CAPITAL MONEY MARKET FUND                               OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Commercial Paper                65%
Certificates of Deposit         23%
Repurchase Agreement             4%
Time Deposit                     4%
Gic Within Funding Agreement     3%
Cash and Other Net Assets        1%

% of Total Net Assets

                                                  MARKET
 PAR VALUE                                         VALUE
 ---------                                        ------
COMMERCIAL PAPER (A) - 65.41%
               AIRLINES - 3.81%
$  13,000,000  International Lease Finance
                 1.750%, 12/13/02 .........   $    12,973,458
                                              ---------------
               BANKS - 17.31%
   13,000,000  CDC IXIS Capital Markets
                 1.740%, 11/18/02 .........        12,989,318
   10,000,000  Citicorp
                 1.720%, 11/21/02 .........         9,990,444
   13,000,000  Marshall & Ilsley
                 1.760%, 11/27/02 .........        12,983,476
   13,000,000  UBS Finance (DE)
                 1.890%, 11/01/02 .........        13,000,000
   10,000,000  Wells Fargo
                 1.750%, 12/17/02 .........         9,977,639
                                              ---------------
                                                   58,940,877
                                              ---------------
               CREDIT - 18.77%
   13,000,000  Blue Ridge Asset Funding
                 1.760%, 11/07/02 (B)......        12,996,187
   13,000,000  Falcon Asset Securitization
                 1.775%, 12/05/02 (B)......        12,978,207
   11,000,000  Greenwich Funding
                 1.780%, 01/21/03 (B)......        10,955,945
   14,000,000  Park Avenue Receivables
                 1.760%, 11/06/02 (B)......        13,996,578
   13,000,000  Quincy Capital
                 1.780%, 11/20/02 (B)......        12,987,787
                                              ---------------
                                                   63,914,704
                                              ---------------

                                                  MARKET
 PAR VALUE                                         VALUE
 ---------                                        ------
               FINANCIAL SERVICES - 14.07%
$  13,000,000  Bear Stearns
                 1.680%, 12/10/02 .........   $    12,976,340
   10,000,000  Fountain Square Commercial
                 Funding
                 1.750%, 12/02/02 (B)......         9,984,930
   12,000,000  General Electric Capital
                 1.750%, 11/13/02 .........        11,993,000
   13,000,000  Transamerica Finance
                 1.760%, 12/11/02 .........        12,974,578
                                              ---------------
                                                   47,928,848
                                              ---------------
               FOOD - 3.82%
   13,000,000  Unilever Capital
                 1.870%, 11/01/02 .........        13,000,000
                                              ---------------
               INSURANCE - 3.81%
   13,000,000  ING U.S. Funding
                 1.750%, 11/12/02 .........        12,993,049
                                              ---------------
               RETAIL - 3.82%
   13,000,000  Wal-Mart Stores
                 1.770%, 11/07/02 (B)......        12,996,165
                                              ---------------
               TOTAL COMMERCIAL PAPER
                 (Cost $222,747,101).......       222,747,101
                                              ---------------

CERTIFICATES OF DEPOSIT - 22.84%
               BANKS - 22.84%
               Abbey National (NY)
    5,000,000    1.950%, 12/09/02..........         5,000,000
    5,000,000    1.710%, 02/19/03..........         5,000,908
    4,000,000  Australia New Zealand Bank (NY)
                 2.505%, 05/02/03 .........         4,000,099
               Bayerische Landesbank
                 Girozentrale (NY)
    5,000,000    1.770%, 04/28/03..........         5,000,489
    5,000,000    1.770%, 06/23/03..........         5,003,486
    8,000,000  Harris Trust & Savings Bank
                 1.750%, 11/25/02 .........         8,000,000
    7,000,000  Lloyds TBS Bank (NY)
                 1.730%, 02/10/03 .........         6,999,608
    3,000,000  National City Bank
                 1.810%, 08/25/03 .........         3,000,244
    5,000,000  Nordea Bank Finland (NY)
                 1.830%, 01/23/03 .........         5,000,114
    3,000,000  Rabobank Nederland (NY)
                 1.845%, 09/19/03 .........         3,000,132
    8,000,000  Regions Bank
                 1.610%, 02/03/03 .........         8,000,000
    5,000,000  Royal Bank of Canada (NY)
                 2.320%, 02/27/03 .........         5,000,160
    5,000,000  Societe Generale (NY)
                 1.880%, 12/31/02 .........         5,000,564
               Toronto Dominion Bank (NY)
    4,758,000    2.340%, 01/09/03..........         4,760,873
    5,000,000    1.670%, 03/20/03..........         5,000,000
                                              ---------------
                                                   77,766,677
                                              ---------------
               TOTAL CERTIFICATES OF DEPOSIT
                 (Cost $77,766,677)........        77,766,677
                                              ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

CHICAGO CAPITAL MONEY MARKET FUND                               OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 PAR VALUE                                         VALUE
 ---------                                        ------
TIME DEPOSIT - 4.06%
$  13,829,000  Suntrust Bank (GC)
                 1.781%, 11/01/02 .........   $    13,829,000
                                              ---------------
               TOTAL TIME DEPOSIT
                 (Cost $13,829,000)........        13,829,000
                                              ---------------

GIC WITHIN FUNDING AGREEMENT - 2.94%
   10,000,000  Allstate Life Funding Agreement GIC
                 1.890%, 12/01/02 .........        10,000,000
                                              ---------------
               TOTAL GIC WITHIN FUNDING AGREEMENT
                 (Cost $10,000,000)........        10,000,000
                                              ---------------

REPURCHASE AGREEMENT - 4.11%
   14,000,000  Bank One, 1.780%,
                 dated 10/31/02, matures 11/01/02,
                 repurchase price $14,000,692
                 (collateralized by U.S. Government
                 Agency Instruments, total market
                 value $14,281,561)........        14,000,000
                                              ---------------
               TOTAL REPURCHASE AGREEMENT
                 (Cost $14,000,000)........        14,000,000
                                              ---------------
TOTAL INVESTMENTS - 99.36%
   (Cost $338,342,778)*....................       338,342,778
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 0.64%...         2,194,661
                                              ---------------
NET ASSETS - 100.00%.......................   $   340,537,439
                                              ===============

------------------------------------
  * At October 31, 2002, cost is identical for book and Federal income tax purposes.
(A)  Annualized yield at the time of purchase.
(B) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At October 31, 2002, these securities amounted to $86,895,799 or 25.52% of net assets.

(DE) Delaware
(GC) Grand Cayman
GIC  Guaranteed Investment Contract
(NY) New York

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

                                                                OCTOBER 31, 2002
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                         MONTAG
                                                                   CHICAGO CAPITAL     & CALDWELL      TAMRO LARGE
                                                                      GROWTH FUND      GROWTH FUND   CAP VALUE FUND
                                                                   ---------------   --------------  --------------
ASSETS:
Investments:
        Investments at cost ...................................    $   707,711,428   $2,065,871,475  $    9,947,849
        Repurchase agreements .................................         45,193,000               --              --
        Net unrealized appreciation (depreciation) ............          5,552,108      (57,814,946)       (296,352)
                                                                   ---------------   --------------  --------------
          Total investments at value ..........................        758,456,536    2,008,056,529       9,651,497
Cash ..........................................................                317               --              --
Receivables:
        Dividends and interest ................................            152,095        2,968,491          18,537
        Fund shares sold ......................................          2,489,988        6,112,483             854
        Investments sold ......................................                 --       25,587,965              --
        Due from Adviser, net .................................                 --               --              --
        Deferred organization costs ...........................                 --               --              --
Other assets ..................................................              1,546            5,475              66
                                                                   ---------------   --------------  --------------
          Total assets ........................................        761,100,482    2,042,730,943       9,670,954
                                                                   ---------------   --------------  --------------

LIABILITIES:
Payables:
        Investments purchased .................................                 --               --          19,626
        Fund shares redeemed ..................................          1,668,652        1,947,235             800
        Due to Adviser, net ...................................            429,280        1,146,425             794
        Administration fee ....................................             32,825           88,597           1,112
        Distribution fees .....................................             45,851           54,256             728
        Trustees fees .........................................             10,284           27,465             129
Accrued expenses and other payables ...........................            123,283          307,370          15,671
                                                                   ---------------   --------------  --------------
          Total liabilities ...................................          2,310,175        3,571,348          38,860
                                                                   ---------------   --------------  --------------
NET ASSETS ....................................................    $   758,790,307   $2,039,159,595  $    9,632,094
                                                                   ===============   ==============  ==============

NET ASSETS CONSIST OF:
    Paid in capital ...........................................    $   813,304,536   $2,509,848,534  $   11,579,695
    Accumulated undistributed (distribution in excess of)
       net investment income (loss) ...........................                 --        2,918,599          18,029
    Accumulated net realized gain (loss) on investments and
       foreign currency transactions ..........................        (60,066,337)    (415,792,592)     (1,669,278)
    Net unrealized appreciation (depreciation) on investments .          5,552,108      (57,814,946)       (296,352)
                                                                   ---------------   --------------  --------------
        TOTAL NET ASSETS ......................................    $   758,790,307   $2,039,159,595  $    9,632,094
                                                                   ===============   ==============  ==============
CLASS N:
    Net Assets ................................................    $   609,049,191   $  714,043,480  $    9,632,094
    Shares of beneficial interest outstanding .................         32,825,601       37,531,594       1,136,759
        NET ASSET VALUE
        Offering and redemption price per share
        (Net Assets/Shares Outstanding) .......................    $         18.55   $        19.03  $         8.47
                                                                   ===============   ==============  ==============
CLASS I:
    Net Assets ................................................    $   149,741,116   $1,325,116,115             N/A
    Shares of beneficial interest outstanding .................          8,019,476       68,952,056             N/A
        NET ASSET VALUE
        Offering and redemption price per share
        (Net Assets/Shares Outstanding) .......................    $         18.67   $        19.22             N/A
                                                                   ===============   ==============  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------


                                                              VEREDUS
    VALUE     VEREDUS SELECT       TALON      TAMRO SMALL   AGGRESSIVE     REAL ESTATE     VEREDUS
    FUND        GROWTH FUND    MID CAP FUND    CAP FUND     GROWTH FUND        FUND      SCITECH FUND
------------  --------------   ------------   -----------  -------------   -----------   ------------


$123,239,166  $    2,111,920   $ 93,247,324   $39,570,998  $ 367,686,098   $19,615,251   $  2,058,129
          --         318,640             --            --     22,137,909       560,685        336,322
 (11,481,917)         15,246     (8,453,040)      316,230    (14,969,544)     (313,106)         8,433
------------  --------------   ------------   -----------  -------------   -----------   ------------
 111,757,249       2,445,806     84,794,284    39,887,228    374,854,463    19,862,830      2,402,884
          --              --             --            --             --            --             --

     248,162             669         71,114        40,655         49,812        10,580             14
     137,513              --      1,360,324         7,321        835,908        80,830             --
     186,363         225,773        894,831       717,655     15,393,687            --         22,285
          --           3,548             --            --             --            --          3,469
          --              --             --            --          3,179           831             --
         427              --            170            33            974            77             10
------------  --------------   ------------   -----------  -------------   -----------   ------------
 112,329,714       2,675,796     87,120,723    40,652,892    391,138,023    19,955,148      2,428,662
------------  --------------   ------------   -----------  -------------   -----------   ------------



     426,013         498,961      1,210,858        83,850     20,122,487            --        209,223
          --              --         92,083       109,456      3,432,685            64             --
      48,943              --         45,494        24,328        267,342        11,960             --
       6,121             515          3,925         2,809         16,665         1,302            453
       8,457             164          6,178         3,056         24,029         1,484            164
       1,588              29          1,100           524          4,860           295             30
      21,241          11,687         33,593        21,654        145,042        16,461         12,970
------------  --------------   ------------   -----------  -------------   -----------   ------------
     512,363         511,356      1,393,231       245,677     24,013,110        31,566        222,840
------------  --------------   ------------   -----------  -------------   -----------   ------------
$111,817,351  $    2,164,440   $ 85,727,492   $40,407,215  $ 367,124,913   $19,923,582   $  2,205,822
============  ==============   ============   ===========  =============   ===========   ============


$143,363,566  $    2,892,381   $ 95,043,855   $41,628,373  $ 575,756,665   $19,287,115   $  4,223,104

     284,364              --             --        28,857         (1,256)       81,837             --

 (20,348,662)       (743,187)      (863,323)   (1,566,245)  (193,660,952)      867,736     (2,025,715
 (11,481,917)         15,246     (8,453,040)      316,230    (14,969,544)     (313,106)         8,433
------------  --------------   ------------   -----------  -------------   -----------   ------------
$111,817,351  $    2,164,440   $ 85,727,492   $40,407,215  $ 367,124,913   $19,923,582   $  2,205,822
============  ==============   ============   ===========  =============   ===========   ============

$111,817,351  $    2,164,440   $ 85,727,492   $40,407,215  $ 314,316,879   $19,923,582   $  2,205,822
  13,237,410         296,650      6,021,621     3,851,954     27,465,093     2,157,493        451,245


$       8.45  $         7.30   $      14.24   $     10.49  $       11.44   $      9.23   $       4.89
============  ==============   ============   ===========  =============   ===========   ============

         N/A             N/A            N/A           N/A  $  52,808,034           N/A            N/A
         N/A             N/A            N/A           N/A      4,600,695           N/A            N/A


         N/A             N/A            N/A           N/A  $       11.48           N/A            N/A
============  ==============   ============   ===========  =============   ===========   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

                                                                OCTOBER 31, 2002
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
--------------------------------------------------------------------------------


                                                                        EQUITY PLUS          SELECT SMALL        CHICAGO CAPITAL
                                                                           FUND                CAP FUND           BALANCED FUND
                                                                        ------------         ------------        ---------------
ASSETS:
Investments:
        Investments at cost ....................................        $101,256,142         $ 28,878,560        $   281,948,877
        Repurchase agreements ..................................                  --                   --              6,509,000
        Net unrealized appreciation (depreciation) .............          19,782,149             (756,340)            16,296,158
                                                                        ------------         ------------        ---------------
          Total investments at value ...........................         121,038,291           28,122,220            304,754,035
Cash ...........................................................              16,796                   --                    385
Foreign currency (cost $142,056) ...............................                  --                   --                     --
Receivables:
        Dividends and interest .................................             149,912               10,865              1,222,178
        Dividend reclaims ......................................                  --                   --                     --
        Fund shares sold .......................................                  10                  273                344,007
        Investments and foreign currency sold ..................                  --                   --                     --
Other assets ...................................................              19,472                2,847                    975
                                                                        ------------         ------------        ---------------
          Total assets .........................................         121,224,481           28,136,205            306,321,580
                                                                        ------------         ------------        ---------------

LIABILITIES:
Payables:
        Due to custodian .......................................                  --                   --                     --
        Dividend distribution ..................................                  --                   --                     --
        Investments and foreign currency purchased .............                  --                   --              4,378,109
        Fund shares redeemed ...................................              14,584               25,000                811,405
        Due to Adviser, net ....................................              35,619               10,864                174,483
        Administration fee .....................................               6,490                3,666                 16,750
        Distribution fees ......................................                  --                2,118                 22,681
        Trustees fees ..........................................               1,817                  423                  4,052
Accrued expenses and other payables ............................              19,035               15,132                 84,500
                                                                        ------------         ------------        ---------------
          Total liabilities ....................................              77,545               57,203              5,491,980
                                                                        ------------         ------------        ---------------
NET ASSETS .....................................................        $121,146,936         $ 28,079,002        $   300,829,600
                                                                        ============         ============        ===============

NET ASSETS CONSIST OF:
    Paid in capital ............................................        $ 95,486,705         $ 30,830,507        $   298,388,488
    Accumulated undistributed (distribution in excess of)
       net investment income (loss) ............................             178,918                2,216                530,346
    Accumulated net realized gain (loss) on investments
       and foreign currency transactions .......................           5,699,164           (1,997,381)           (14,385,392)
    Net unrealized appreciation (depreciation) on investments and
       translation of assets and liabilities in foreign currency          19,782,149             (756,340)            16,296,158
                                                                        ------------         ------------        ---------------
        TOTAL NET ASSETS .......................................        $121,146,936         $ 28,079,002        $   300,829,600
                                                                        ============         ============        ===============
CLASS N:
    Net Assets .................................................                 N/A         $ 28,079,002        $   300,829,600
    Shares of beneficial interest outstanding ..................                 N/A            3,423,320             29,781,221
        NET ASSET VALUE
        Offering and redemption price per share
        (Net Assets/Shares Outstanding) ........................                 N/A         $       8.20        $         10.10
                                                                        ============         ============        ===============
CLASS I:
    Net Assets .................................................        $121,146,936                  N/A                    N/A
    Shares of beneficial interest outstanding ..................           9,642,635                  N/A                    N/A
        NET ASSET VALUE
        Offering and redemption price per share
        (Net Assets/Shares Outstanding) ........................        $      12.56                  N/A                    N/A
                                                                        ============         ============        ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------


--------------------------------------------------------------------------------

    MONTAG                                                           INVESTMENT                CHICAGO              CHICAGO CAPITAL
  & CALDWELL          INTERNATIONAL         CHICAGO CAPITAL          GRADE BOND           CAPITAL MUNICIPAL          MONEY MARKET
BALANCED FUND          EQUITY FUND             BOND FUND                FUND                  BOND FUND                  FUND
-------------         -------------         ---------------         ------------           ----------------         ---------------


$ 208,692,257         $  18,263,427         $   471,554,251         $ 55,005,147           $     53,711,935         $   324,342,778
           --                    --              27,370,000                   --                         --              14,000,000
    3,826,724            (3,202,864)             11,792,055            2,856,946                  2,924,914                      --
-------------         -------------         ---------------         ------------           ----------------         ---------------
  212,518,981            15,060,563             510,716,306           57,862,093                 56,636,849             338,342,778
           --               183,615                     708                   --                         --                      --
           --               161,942                      --                   --                         --                      --

    1,466,539                36,133               5,498,659              672,085                    738,972                 431,408
           --                46,437                      --                   --                         --                      --
    1,088,521               135,672               1,058,895              110,000                      1,120               2,428,060
    2,007,998                    --                      --                   --                         --                      --
          835                 1,690                   1,324                8,618                        140                   1,274
-------------         -------------         ---------------         ------------           ----------------         ---------------
  217,082,874            15,626,052             517,275,892           58,652,796                 57,377,081             341,203,520
-------------         -------------         ---------------         ------------           ----------------         ---------------



           --                    --                      --                   --                         --                     142
           --                    --                 945,704              200,045                    125,606                 308,248
           --                 1,363              22,535,472            3,635,960                  2,944,947                      --
    1,381,262                 5,876                 909,433               11,369                      4,317                 136,949
      135,786                 4,464                 149,660               20,922                     12,759                 113,383
       10,830                 3,096                  25,980                3,512                      4,435                  15,077
        6,319                 1,157                  17,123                   --                         --                      --
        2,889                   199                   7,010                  841                        764                   4,734
       40,522                29,061                  84,925               31,840                     19,842                  87,548
-------------         -------------         ---------------         ------------           ----------------         ---------------
    1,577,608                45,216              24,675,307            3,904,489                  3,112,670                 666,081
-------------         -------------         ---------------         ------------           ----------------         ---------------
$ 215,505,266         $  15,580,836         $   492,600,585         $ 54,748,307           $     54,264,411         $   340,537,439
=============         =============         ===============         ============           ================         ===============


$ 247,397,406         $  46,292,885         $   492,251,809         $ 50,471,191           $     51,353,818         $   340,537,348

      251,205               (15,059)               (597,002)             (60,085)                        --                      91

  (35,970,069)          (27,514,012)            (10,846,277)           1,480,255                    (14,321)                     --

    3,826,724            (3,182,978)             11,792,055            2,856,946                  2,924,914                      --
-------------         -------------         ---------------         ------------           ----------------         ---------------
$ 215,505,266         $  15,580,836         $   492,600,585         $ 54,748,307           $     54,264,411         $   340,537,439
=============         =============         ===============         ============           ================         ===============

$  82,126,330         $  15,580,836         $   229,676,119                  N/A           $     54,264,411         $   340,537,439
    5,543,171             1,683,222              22,834,924                  N/A                  5,136,590             340,537,502


$       14.82         $        9.26         $         10.06                  N/A           $          10.56         $          1.00
=============         =============         ===============         ============           ================         ===============

$ 133,378,936                   N/A         $   262,924,466         $ 54,748,307                        N/A                     N/A
    9,002,402                   N/A              26,144,274            5,299,479                        N/A                     N/A


$       14.82                   N/A         $         10.06         $      10.33                        N/A                     N/A
=============         =============         ===============         ============           ================         ===============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

FOR THE YEAR ENDED OCTOBER 31, 2002
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                                     MONTAG
                                                                              CHICAGO CAPITAL      & CALDWELL          TAMRO LARGE
                                                                                 GROWTH FUND       GROWTH FUND       CAP VALUE FUND
                                                                              ---------------     -------------      --------------
INVESTMENT INCOME:
     Dividends .........................................................      $     5,400,301     $  27,808,706      $      168,888
     Less: foreign taxes withheld ......................................                   --                --                (522)
     Interest ..........................................................              627,786            16,115              14,001
                                                                              ---------------     -------------      --------------
      Total investment income ..........................................            6,028,087        27,824,821             182,367
                                                                              ---------------     -------------      --------------

EXPENSES:
     Investment advisory fees ..........................................            4,666,534        14,490,109              75,354
     Distribution expenses .............................................            1,410,850         2,064,718              23,548
     Transfer agent fees ...............................................              373,093           741,044              23,919
     Administration fees ...............................................              352,219         1,128,264               7,749
     Registration expenses .............................................               59,298            45,497               5,343
     Custodian fees ....................................................               47,159            96,452              14,307
     Professional fees .................................................               36,302            75,333              13,035
     Amortization of organization costs ................................                   --                --                  --
     Reports to shareholder expense ....................................               49,776           130,400               2,652
     Trustees fees .....................................................               32,935           103,317                 449
     Other expenses ....................................................               42,660           115,017               2,093
                                                                              ---------------     -------------      --------------
      Total expenses before waivers ....................................            7,070,826        18,990,151             168,449
                                                                              ---------------     -------------      --------------
      Less: Investment advisory fees waived ............................                   --                --             (55,406)
      Less: Expenses reimbursed ........................................                   --                --                  --
                                                                              ---------------     -------------      --------------
      Net expenses .....................................................            7,070,826        18,990,151             113,043
                                                                              ---------------     -------------      --------------

NET INVESTMENT INCOME (LOSS) ...........................................           (1,042,739)        8,834,670              69,324
                                                                              ---------------     -------------      --------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments ...........................          (21,897,282)     (294,555,135)         (1,504,920)
     Net change in unrealized appreciation (depreciation) on investments          (54,609,785)      (70,820,025)           (204,906)
                                                                              ---------------     -------------      --------------

     NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ...................          (76,507,067)     (365,375,160)         (1,709,826)
                                                                              ---------------     -------------      --------------

     NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .............      $   (77,549,806)    $(356,540,490)     $   (1,640,502)
                                                                              ===============     =============      ==============

-------------------------------------
(a) ABNAMRO/Veredus Select Growth Fund commenced investment operations on December 31, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------


--------------------------------------------------------------------------------

                                                                                VEREDUS
    VALUE           VEREDUS SELECT           TALON          TAMRO SMALL        AGGRESSIVE           REAL ESTATE          VEREDUS
    FUND            GROWTH FUND(A)       MID CAP FUND        CAP FUND          GROWTH FUND             FUND           SCITECH FUND
------------        --------------       ------------       -----------       -------------         -----------       ------------

$  2,576,793        $       16,126       $    532,066       $   288,195       $     901,725         $   970,628       $        868
        (772)                   --             (6,562)               --                  --                  --                 --
          --                 1,849             11,690            58,531             460,752              13,413              5,160
------------        --------------       ------------       -----------       -------------         -----------       ------------
   2,576,021                17,975            537,194           346,726           1,362,477             984,041              6,028
------------        --------------       ------------       -----------       -------------         -----------       ------------


     933,732                15,673            561,835           265,226           4,051,747             179,518             29,370
     291,791                 4,898            175,577            73,674             908,417              44,879              7,342
      18,912                14,897            125,730            28,992             485,382              19,131             22,412
      66,544                 2,707             38,582            20,940             215,193              11,046              3,556
      12,130                 4,000             22,483            12,137              59,848               4,786             14,271
      34,191                10,624             17,726            15,167              35,899              15,507             14,348
      19,649                10,052             15,575            16,068              26,984              14,241             13,873
          --                    --                 --                --               4,814               4,971                 --
      11,668                 2,218              4,545            12,689              66,891               1,832              1,512
       5,033                    89              3,330             1,353              18,823                 799                146
       5,084                 2,432                972             1,832               3,743               5,160              1,865
------------        --------------       ------------       -----------       -------------         -----------       ------------
   1,398,734                67,590            966,355           448,078           5,877,741             301,870            108,695
------------        --------------       ------------       -----------       -------------         -----------       ------------
    (273,280)              (15,673)           (53,356)          (64,965)           (318,442)            (55,925)           (29,370)
          --               (26,448)                --                --                  --                  --            (35,270)
------------        --------------       ------------       -----------       -------------         -----------       ------------
   1,125,454                25,469            912,999           383,113           5,559,299             245,945             44,055
------------        --------------       ------------       -----------       -------------         -----------       ------------

   1,450,567                (7,494)          (375,805)          (36,387)         (4,196,822)            738,096            (38,027)
------------        --------------       ------------       -----------       -------------         -----------       ------------



 (20,220,349)             (743,187)          (820,798)       (1,289,393)       (167,019,575)            716,774         (1,038,715)
   9,958,745                15,246        (10,460,981)       (7,211,180)        (27,212,204)           (792,411)          (247,175)
------------        --------------       ------------       -----------       -------------         -----------       ------------

 (10,261,604)             (727,941)       (11,281,779)       (8,500,573)       (194,231,779)            (75,637)        (1,285,890)
------------        --------------       ------------       -----------       -------------         -----------       ------------

$ (8,811,037)       $     (735,435)      $(11,657,584)      $(8,536,960)      $(198,428,601)        $   662,459       $ (1,323,917)
============        ==============       ============       ===========       =============         ===========       ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

FOR THE YEAR ENDED OCTOBER 31, 2002
STATEMENT OF OPERATIONS - CONTINUED
--------------------------------------------------------------------------------

                                                                                      EQUITY PLUS FUND (A)
                                                                            --------------------------------------

                                                                            SIX MONTHS ENDED         YEAR ENDED
                                                                            OCTOBER 31, 2002       APRIL 30, 2002
                                                                            ----------------      ----------------
INVESTMENT INCOME:
     Dividends .........................................................    $      1,288,866      $      3,012,237
     Less: foreign taxes withheld ......................................                  --                    --
     Interest ..........................................................               1,466               138,563
                                                                            ----------------      ----------------
      Total investment income ..........................................           1,290,332             3,150,800
                                                                            ----------------      ----------------

EXPENSES:
     Investment advisory fees ..........................................             291,248               934,748
     Distribution expenses .............................................                  --                60,016
     Transfer agent fees ...............................................              24,976               107,265
     Administration fees ...............................................              64,852               348,014
     Registration expenses .............................................               7,051                37,427
     Custodian fees ....................................................              10,571                24,339
     Professional fees .................................................              25,641                25,040
     Reports to shareholder expense ....................................               7,281                66,467
     Trustees fees .....................................................               6,378                19,932
     Other expenses ....................................................              46,514                 1,792
                                                                            ----------------      ----------------
      Total expenses before waivers ....................................             484,512             1,625,040
                                                                            ----------------      ----------------
      Less: Investment advisory fees waived ............................             (93,359)             (281,760)
                                                                            ----------------      ----------------
      Net operating expenses ...........................................             391,153             1,343,280
     Interest expense ..................................................                  --                    --
                                                                            ----------------      ----------------
      Net expenses .....................................................             391,153             1,343,280
                                                                            ----------------      ----------------

NET INVESTMENT INCOME (LOSS) ...........................................             899,179             1,807,520
                                                                            ----------------      ----------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments ...........................           8,663,513            12,185,456
     Net realized loss on foreign currency transactions ................                  --                    --
     Net change in unrealized appreciation (depreciation) on investments         (33,569,941)          (54,760,242)
     Net change in unrealized appreciation  on translation of assets
      and liabilities denominated in foreign currency ..................                  --                    --
                                                                            ----------------      ----------------

     NET REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS .............         (24,906,428)          (42,574,786)
                                                                            ----------------      ----------------

     NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .............    $    (24,007,249)     $    (40,767,266)
                                                                            ================      ================

---------------------------------
(a) Equity Plus Fund and Select Small Cap Fund commenced the year on
    May 1, 2002.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------


--------------------------------------------------------------------------------

     SELECT SMALL CAP FUND (A)
------------------------------------
                                                                        MONTAG
SIX MONTHS ENDED       YEAR ENDED            CHICAGO CAPITAL          & CALDWELL            INTERNATIONAL          CHICAGO CAPITAL
OCTOBER 31, 2002     APRIL 30, 2002           BALANCED FUND          BALANCED FUND           EQUITY FUND              BOND FUND
----------------    ----------------        ---------------        ----------------       ----------------        ---------------

$        135,441    $        243,336        $     1,661,095        $      2,138,179       $        565,231        $            --
             (90)                 --                     --                      --                (58,106)                    --
             612              21,247              7,793,912               5,502,718                     --             26,300,465
----------------    ----------------        ---------------        ----------------       ----------------        ---------------
         135,963             264,583              9,455,007               7,640,897                507,125             26,300,465
----------------    ----------------        ---------------        ----------------       ----------------        ---------------


          82,587             196,961              2,320,072               1,990,824                357,269              2,497,406
          28,661                  --                828,596                 263,772                 89,317                660,516
          11,388              31,000                 59,658                  69,796                 19,699                 94,212
          20,009             100,579                188,150                 145,157                 32,875                254,891
           5,179              15,564                 25,689                  26,787                 12,211                 29,481
           6,724              18,371                 30,151                  20,162                 60,657                 31,481
           8,173              25,933                 26,712                  25,093                 19,776                 28,167
           1,652              15,606                 20,949                  33,001                  3,287                 37,664
           1,190               3,139                 15,568                  12,614                  1,282                 21,154
           7,213               2,483                 33,952                     634                  1,848                 47,823
----------------    ----------------        ---------------        ----------------       ----------------        ---------------
         172,776             409,636              3,549,497               2,587,840                598,221              3,702,795
----------------    ----------------        ---------------        ----------------       ----------------        ---------------
          (1,691)             (4,835)                    --                      --                (94,471)              (825,310)
----------------    ----------------        ---------------        ----------------       ----------------        ---------------
         171,085             404,801              3,549,497               2,587,840                503,750              2,877,485
              --                  --                     --                      --                  3,899                     --
----------------    ----------------        ---------------        ----------------       ----------------        ---------------
         171,085             404,801              3,549,497               2,587,840                507,649              2,877,485
----------------    ----------------        ---------------        ----------------       ----------------        ---------------

         (35,122)           (140,218)             5,905,510               5,053,057                   (524)            23,422,980
----------------    ----------------        ---------------        ----------------       ----------------        ---------------



        (889,952)             73,835             (8,469,792)            (19,472,908)           (17,283,571)            (2,532,353)
              --                  --                     --                      --               (646,620)                    --
      (7,728,844)          5,914,773            (11,557,510)             (6,514,506)            12,958,092             (7,866,589)

              --                  --                     --                      --                 20,421                     --
----------------    ----------------        ---------------        ----------------       ----------------        ---------------

      (8,618,796)          5,988,608            (20,027,302)            (25,987,414)            (4,951,678)           (10,398,942)
----------------    ----------------        ---------------        ----------------       ----------------        ---------------

$     (8,653,918)   $      5,848,390        $   (14,121,792)       $    (20,934,357)      $     (4,952,202)       $    13,024,038
================    ================        ===============        ================       ================        ===============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

FOR THE YEAR ENDED OCTOBER 31, 2002
STATEMENT OF OPERATIONS - CONTINUED
--------------------------------------------------------------------------------

                                                           INVESTMENT GRADE BOND FUND (A)
                                                         ----------------------------------
                                                                                                   CHICAGO       CHICAGO CAPITAL
                                                         SIX MONTHS ENDED      YEAR ENDED     CAPITAL MUNICIPAL   MONEY MARKET
                                                         OCTOBER 31, 2002    APRIL 30, 2002       BOND FUND           FUND
                                                         ----------------   ---------------   ----------------  ----------------
INVESTMENT INCOME:
     Dividends.....................................       $        17,751   $            --   $         30,490  $             --
     Interest......................................             1,626,798         5,113,682          2,208,783         6,761,931
                                                         ----------------   ---------------   ----------------  ----------------
      Total investment income......................             1,644,549         5,113,682          2,239,273         6,761,931
                                                         ----------------   ---------------   ----------------  ----------------

EXPENSES:
     Investment advisory fees......................               227,678           654,930            303,227         1,414,487
     Distribution expenses.........................                    --                39                 --                --
     Transfer agent fees...........................                15,155            33,933             13,764            83,085
     Administration fees...........................                32,012           145,931             34,683           186,537
     Registration expenses.........................                20,036            33,202             21,279            32,099
     Custodian fees................................                 7,252             9,986             12,200            36,565
     Professional fees.............................                31,196            21,047             15,062            25,801
     Reports to shareholder expense................                 3,177             8,805              4,269            35,362
     Trustees fees.................................                 1,545             6,514              2,311            16,935
     Other expenses................................                   156             4,169                370            25,457
                                                         ----------------   ---------------   ----------------  ----------------
      Total expenses before waivers................               338,207           918,556            407,165         1,856,328
                                                         ----------------   ---------------   ----------------  ----------------
      Less: Investment advisory fees waived........              (132,795)         (392,958)          (154,478)               --
                                                         ----------------   ---------------   ----------------  ----------------
      Net expenses.................................               205,412           525,598            252,687         1,856,328
                                                         ----------------   ---------------   ----------------  ----------------

NET INVESTMENT INCOME..............................             1,439,137         4,588,084          1,986,586         4,905,603
                                                         ----------------   ---------------   ----------------  ----------------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
     Net realized gain on investments..............             4,365,722           313,124            824,622                --
     Net change in unrealized
      appreciation (depreciation) on investments...            (1,833,720)          616,070             21,616                --
                                                         ----------------   ---------------   ----------------  ----------------

     NET REALIZED AND UNREALIZED
      GAIN ON INVESTMENTS..........................             2,532,002           929,194            846,238                --
                                                         ----------------   ---------------   ----------------  ----------------

     NET INCREASE IN NET ASSETS
      FROM OPERATIONS..............................       $     3,971,139   $     5,517,278   $      2,832,824  $      4,905,603
                                                         ================   ===============   ================  ================

-----------------------------------------
(a) Investment Grade Bond Fund commenced the year on May 1, 2002.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       This page intentionally left blank.

          ABN AMRO FUNDS
------------------------


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                CHICAGO CAPITAL
                                                                                  GROWTH FUND
                                                                      -----------------------------------

                                                                             YEARS ENDED OCTOBER 31,
                                                                            2002               2001
                                                                      ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD................................     $    507,384,902   $    593,012,703
                                                                      ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income (loss).................................           (1,042,739)          (878,132)
    Net realized gain (loss) on investments......................          (21,897,282)         1,203,927
    Net change in unrealized appreciation (depreciation)
       on investments and assets and liabilities.................          (54,609,785)      (169,195,556)
                                                                      ----------------   ----------------
    Net increase (decrease) in net assets from operations........          (77,549,806)      (168,869,761)
                                                                      ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N...................................................             (111,237)                --
       Class I...................................................                   --                 --
    Net realized gain on investments:
       Class N...................................................           (1,180,105)       (54,774,238)
       Class I...................................................             (110,672)        (5,077,155)
                                                                      ----------------   ----------------
       Total distributions.......................................           (1,402,014)       (59,851,393)
                                                                      ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Net proceeds from sales of shares:
       Class N...................................................          373,508,048        283,488,104
       Class I...................................................          149,814,558         18,938,086
    Issued to shareholders in reinvestment of distributions:
       Class N...................................................            1,279,061         54,219,531
       Class I...................................................               96,641          4,356,646
    Cost of shares repurchased:
       Class N...................................................         (181,341,603)      (205,699,377)
       Class I...................................................          (25,478,231)       (12,209,637)
    Issued due to merger (Note A):
       Class N...................................................           12,478,751                 --
                                                                      ----------------   ----------------
          Net increase (decrease) from capital share transactions          330,357,225        143,093,353
                                                                      ----------------   ----------------
          Total increase (decrease) in net assets................          251,405,405        (85,627,801)
                                                                      ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)...................     $    758,790,307   $    507,384,902
                                                                      ================   ================
    (A) Undistributed net investment income......................     $             --   $             --
                                                                      ================   ================
OTHER INFORMATION:
SHARE TRANSACTIONS:
    Class N:
       Sold......................................................           18,345,691         11,860,357
       Issued to shareholders in reinvestment of distributions...               56,974          2,136,309
       Repurchased...............................................           (9,049,976)        (8,808,778)
       Issued due to merger (Note A).............................              709,638                 --
    Class I:
       Sold......................................................            7,119,285            846,842
       Issued to shareholders in reinvestment of distributions...                4,288            171,454
       Repurchased...............................................           (1,224,139)          (535,767)
                                                                      ----------------   ----------------
          Net increase (decrease) in shares outstanding..........           15,961,761          5,670,417
                                                                      ================   ================

-------------------------------------
(a) ABN AMRO/TAMRO LargeCap Value Fund commenced investment operations on November 30, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------


--------------------------------------------------------------------------------

         MONTAG & CALDWELL                         TAMRO LARGE
            GROWTH FUND                           CAP VALUE FUND                                    VALUE FUND
----------------------------------      ----------------------------------    -----------------------------------------------------
                                           YEAR ENDED       PERIOD ENDED         YEAR ENDED      TEN MONTHS ENDED      YEAR ENDED
      YEARS ENDED OCTOBER 31,              OCTOBER 31,      OCTOBER 31,          OCTOBER 31,       OCTOBER 31,        DECEMBER 31,
      2002               2001                 2002             2001(A)              2002               2001               2000
----------------   ----------------     ---------------   ----------------    ----------------   ----------------   ---------------
$  1,931,157,414   $  2,684,411,377     $     5,195,421   $             --    $    116,220,963   $    133,592,425   $   157,049,278
----------------   ----------------     ---------------   ----------------    ----------------   ----------------   ---------------

       8,834,670          5,580,262              69,324              6,079           1,450,567            783,378         1,177,025
    (294,555,135)      (121,237,457)         (1,504,920)          (164,735)        (20,220,349)         2,163,918           760,589

     (70,820,025)      (295,483,138)           (204,906)           (91,446)          9,958,745        (29,812,532)       (3,468,070)
---------------    ---------------      ---------------   ----------------    ----------------   ---------------    ---------------
    (356,540,490)      (411,140,333)         (1,640,502)          (250,102)         (8,811,037)       (26,865,236)       (1,530,456)
---------------    ---------------      ---------------   ----------------    ----------------   ---------------    ---------------


              --                 --             (54,062)            (2,959)         (1,031,036)          (719,971)       (1,178,885)
      (8,332,241)        (3,341,184)                 --                 --                  --                 --                --

              --       (168,409,785)                 --                 --          (2,121,434)          (577,246)       (9,373,673)
              --       (169,309,344)                 --                 --                  --                 --                --
---------------    ---------------      ---------------   ----------------    ----------------   ---------------    ---------------
      (8,332,241)      (341,060,313)            (54,062)            (2,959)         (3,152,470)        (1,297,217)      (10,552,558)
---------------    ---------------      ---------------   ----------------    ----------------   ---------------    ---------------


     496,455,057        455,760,354           7,800,513          5,610,079          45,388,936         33,250,189        24,604,186
     826,378,914        321,672,950                  --                 --                  --                 --                --

              --        161,581,636              53,734              2,979           1,376,357            583,897         4,779,038
       7,481,104        155,113,294                  --                 --                  --                 --                --

    (530,682,161)      (725,788,460)         (1,723,010)          (164,576)        (39,205,398)       (23,043,095)      (40,757,063)
    (326,758,002)      (369,393,091)                 --                 --                  --                 --                --

              --                 --                  --                 --                  --                 --                --
----------------   ----------------     ---------------   ----------------    ----------------   ----------------   ---------------
     472,874,912         (1,053,317)          6,131,237          5,448,482           7,559,895         10,790,991       (11,373,839)
----------------   ----------------     ---------------   ----------------    ----------------   ----------------   ---------------
     108,002,181       (753,253,963)          4,436,673          5,195,421          (4,403,612)       (17,371,462)      (23,456,853)
----------------   ----------------     ---------------   ----------------    ----------------   ----------------   ---------------
$  2,039,159,595   $  1,931,157,414     $     9,632,094   $      5,195,421    $    111,817,351   $    116,220,963   $   133,592,425
================   ================     ===============   ================    ================   ================   ===============
$      2,918,599   $      2,416,170     $        18,029   $          3,075    $        284,364   $         63,407   $            --
================   ================     ===============   ================    ================   ================   ===============



      22,275,058         18,429,486             776,731            553,496           4,799,097          2,967,684         2,079,400
              --          6,060,914               5,813                284             143,897             51,731           431,177
     (23,650,536)       (28,704,038)           (182,770)           (16,795)         (4,077,207)        (2,081,924)       (3,394,177)
              --                 --                  --                 --                  --                 --                --

      37,063,756         12,586,761                  --                 --                  --                 --                --
         341,306          5,762,374                  --                 --                  --                 --                --
     (14,991,767)       (13,908,519)                 --                 --                  --                 --                --
----------------    ---------------     ---------------   ----------------    ----------------   ----------------   ---------------
      21,037,817            226,978             599,774            536,985             865,787            937,491          (883,600)
================    ===============     ===============   ================    ================   ================   ===============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
--------------------------------------------------------------------------------

                                                                           VEREDUS SELECT                    TALON
                                                                             GROWTH FUND                 MID CAP FUND
                                                                          ----------------   -----------------------------------
                                                                            PERIOD ENDED
                                                                            OCTOBER 31,            YEARS ENDED OCTOBER 31,
                                                                               2002(A)             2002               2001
                                                                          ----------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD....................................     $             --   $     40,264,663   $     26,389,349
                                                                          ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income (loss).....................................               (7,494)          (375,805)          (168,853)
    Net realized gain (loss) on investments..........................             (743,187)          (820,798)           695,973
    Net change in unrealized appreciation (depreciation)
       on investments and assets and liabilities ....................               15,246        (10,460,981)          (663,514)
                                                                          ----------------   ----------------   ----------------
    Net increase (decrease) in net assets from operations............             (735,435)       (11,657,584)          (136,394)
                                                                          ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N.......................................................                   --                 --                 --
       Class I.......................................................                   --                 --                 --
    Net realized gain on investments:
       Class N.......................................................                   --           (713,163)        (4,740,302)
       Class I.......................................................                   --                 --                 --
    Return of Capital:
       Class N.......................................................                   --                 --                 --
                                                                          ----------------   ----------------   ----------------
       Total distributions...........................................                   --           (713,163)        (4,740,302)
                                                                          ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Net proceeds from sales of shares:
       Class N.......................................................            3,135,927        105,169,894         41,082,371
       Class I.......................................................                   --                 --                 --
    Issued to shareholders in reinvestment of distributions:
       Class N.......................................................                   --            693,535          4,607,947
    Cost of shares repurchased:
       Class N.......................................................             (236,052)       (48,029,853)       (26,938,308)
       Class I.......................................................                   --                 --                 --
    Issued due to merger (Note A):
       Class N.......................................................                   --                 --                 --
                                                                          ----------------   ----------------   ----------------
          Net increase (decrease) from capital share transactions....            2,899,875         57,833,576         18,752,010
                                                                          ----------------   ----------------   ----------------
          Total increase (decrease) in net assets....................            2,164,440         45,462,829         13,875,314
                                                                          ----------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A).......................     $      2,164,440   $     85,727,492   $     40,264,663
                                                                          ================   ================   ================
    (A) Undistributed (distributions in excess of) net investment income  $             --   $             --   $             --
                                                                          ================   ================   ================
OTHER INFORMATION:
SHARE TRANSACTIONS:
    Class N:
       Sold..........................................................              326,822          6,462,166          2,477,852
       Issued to shareholders in reinvestment of distributions.......                   --             38,832            309,882
       Repurchased...................................................              (30,172)        (3,048,415)        (1,645,531)
       Issued due to merger (Note A).................................                   --                 --                 --
    Class I:
       Sold..........................................................                   --                 --                 --
       Issued to shareholders in reinvestment of distributions.......                   --                 --                 --
       Repurchased...................................................                   --                 --                 --
                                                                          ----------------   ----------------   ----------------
          Net increase (decrease) in shares outstanding..............              296,650          3,452,583          1,142,203
                                                                          ================   ================   ================

---------------------------------------
(a) ABN AMRO/Veredus Select Growth Fund commenced investment operations on December 31, 2001.

(b) ABN AMRO/TAMRO Small Cap Fund commenced investment operations on November 30, 2000.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------


--------------------------------------------------------------------------------

               TAMRO                                 VEREDUS
          SMALL CAP FUND                     AGGRESSIVE GROWTH FUND                             REAL ESTATE FUND
-----------------------------------    ----------------------------------    -----------------------------------------------------
   YEAR ENDED        PERIOD ENDED                  YEAR ENDED                TEN MONTHS ENDED      YEAR ENDED
   OCTOBER 31,        OCTOBER 31,            YEARS ENDED OCTOBER 31,            OCTOBER 31,       OCTOBER 31,        DECEMBER 31,
      2002              2001(B)              2002              2001                2002               2001               2000
----------------   ----------------    ---------------   ----------------    ----------------   ----------------   ---------------
$      2,000,343   $             --    $   273,768,689   $    182,805,761    $     15,242,451   $     21,743,510   $     7,552,447
----------------   ----------------    ---------------   ----------------    ----------------   ----------------   ---------------

         (36,387)             9,935         (4,196,822)        (1,984,122)            738,096            644,554           744,626
      (1,289,393)            30,864       (167,019,575)       (26,562,173)            716,774            860,508          (536,830)

      (7,211,180)           (10,958)       (27,212,204)        (4,260,389)           (792,411)        (1,584,120)        3,128,725
----------------   ----------------    ---------------   ----------------    ----------------   ----------------   ---------------
      (8,536,960)            29,841       (198,428,601)       (32,806,684)            662,459            (79,058)        3,336,521
----------------   ----------------    ---------------   ----------------    ----------------   ----------------   ---------------


          (7,626)            (4,075)                --                 --            (598,965)          (534,653)         (591,120)
              --                 --                 --                 --                  --                 --                --

         (34,196)                --                 --        (24,973,864)           (360,911)                --                --
              --                 --                 --                 --                  --                 --                --

              --                 --                 --                 --                  --                 --          (153,623)
----------------   ----------------    ---------------   ----------------    ----------------   ----------------   ---------------
         (41,822)            (4,075)                --        (24,973,864)           (959,876)          (534,653)         (744,743)
----------------   ----------------    ---------------   ----------------    ----------------   ----------------   ---------------


      59,727,601          4,842,804        700,769,950        306,597,076           7,957,774          4,947,034        18,104,268
              --                 --         80,023,262          5,563,782                  --                 --                --

         102,686              4,051                 --         23,288,201             402,219            218,788           223,894

     (50,415,316)        (2,872,278)      (480,571,503)      (186,705,583)         (3,381,445)       (11,053,170)       (6,728,877)
              --                 --         (8,436,884)                --                  --                 --                --

      37,570,683                 --                 --                 --                  --                 --                --
----------------   ----------------    ---------------   ----------------    ----------------   ----------------   ---------------
      46,985,654          1,974,577        291,784,825        148,743,476           4,978,548         (5,887,348)       11,599,285
----------------   ----------------    ---------------   ----------------    ----------------   ----------------   ---------------
      38,406,872          2,000,343         93,356,224         90,962,928           4,681,131         (6,501,059)       14,191,063
----------------   ----------------    ---------------   ----------------    ----------------   ----------------   ---------------
$     40,407,215   $      2,000,343    $   367,124,913   $    273,768,689    $     19,923,582   $     15,242,451   $    21,743,510
================   ================    ===============   ================    ================   ================   ===============
$         28,857   $          4,344    $        (1,256)  $           (842)   $         81,837   $         57,385   $            --
================   ================    ===============   ================    ================   ================   ===============



       4,681,330            431,921         43,849,030         15,618,204             799,154            519,065         2,059,600
           8,234                182                 --          1,143,260              41,200             23,315            31,861
      (3,917,124)          (246,066)       (31,669,337)        (9,598,759)           (348,694)        (1,171,475)         (774,499)
       2,893,477                 --                 --                 --                  --                 --                --

              --                 --          4,897,907            313,106                  --                 --                --
              --                 --                 --                 --                  --                 --                --
              --                 --           (610,318)                --                  --                 --                --
----------------   ----------------    ---------------   ----------------    ----------------   ----------------   ---------------
       3,665,917            186,037         16,467,282          7,475,811             491,660           (629,095)        1,316,962
================   ================    ===============   ================    ================   ================   ===============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
--------------------------------------------------------------------------------

                                                                               VEREDUS SCITECH FUND
                                                                       -----------------------------------

                                                                              YEARS ENDED OCTOBER 31,
                                                                              2002               2001
                                                                       ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD..................................    $      2,566,039   $      2,695,895
                                                                       ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income (loss)...................................             (38,027)             5,925
    Net realized gain (loss) on investments........................          (1,038,715)          (733,351)
    Net change in unrealized appreciation (depreciation)
       on investments and assets and liabilities ..................            (247,175)           312,024
                                                                       ----------------   ----------------
    Net increase (decrease) in net assets resulting from operations          (1,323,917)          (415,402)
                                                                       ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N.....................................................                  --            (19,130)
       Class I.....................................................                  --                 --
    Net realized gain on investments:
       Class N.....................................................                  --                 --
       Class I.....................................................                  --                 --
    Return of capital:
       Class N.....................................................                  --                 --
                                                                       ----------------   ----------------
       Total distributions.........................................                  --            (19,130)
                                                                       ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Net proceeds from sales of shares:
       Class N.....................................................           2,476,728            730,199
       Class I.....................................................                  --                 --
    Issued to shareholders in reinvestment of distributions:
       Class N.....................................................                  --             18,804
       Class I.....................................................                  --                 --
    Cost of shares repurchased:
       Class N.....................................................          (1,513,028)          (444,327)
       Class I.....................................................                  --                 --
                                                                       ----------------   ----------------
          Net increase (decrease) from capital share transactions..             963,700            304,676
                                                                       ----------------   ----------------
          Total increase (decrease) in net assets..................            (360,217)          (129,856)
                                                                       ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A).....................    $      2,205,822   $      2,566,039
                                                                       ================   ================
    (A) Undistributed net investment income........................    $             --   $             --
                                                                       ================   ================
OTHER INFORMATION:
SHARE TRANSACTIONS:
    Class N:
       Sold........................................................             329,325             89,729
       Issued to shareholders in reinvestment of distributions.....                  --              2,242
       Repurchased.................................................            (216,928)           (55,158)
    Class I:
       Sold........................................................                  --                 --
       Issued to shareholders in reinvestment of distributions.....                  --                 --
       Repurchased.................................................                  --                 --
                                                                       ----------------   ----------------
          Net increase (decrease) in shares outstanding............             112,397             36,813
                                                                       ================   ================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------


--------------------------------------------------------------------------------

                   EQUITY PLUS FUND                                              SELECT SMALL CAP FUND
-----------------------------------------------------           -----------------------------------------------------
SIX MONTHS ENDED                                                SIX MONTHS ENDED
   OCTOBER 31,            YEARS ENDED APRIL 30,                    OCTOBER 31,             YEARS ENDED APRIL 30,
       2002               2002               2001                      2002               2002               2001
----------------   ----------------   ---------------           ----------------   ----------------   ----------------
$    183,415,817   $    277,672,723   $   325,655,369           $     41,124,244   $     40,633,589   $     39,332,277
----------------   ----------------   ---------------           ----------------   ----------------   ----------------

         899,179          1,807,520         1,961,108                    (35,122)          (140,218)           (85,287)
       8,663,513         12,185,456         6,863,028                   (889,952)            73,835          5,869,241

     (33,569,941)       (54,760,242)      (71,811,212)                (7,728,844)         5,914,773         (3,962,293)
----------------   ----------------   ---------------           ----------------   ----------------   ----------------
     (24,007,249)       (40,767,266)      (62,987,076)                (8,653,918)         5,848,390          1,821,661
----------------   ----------------   ---------------           ----------------   ----------------   ----------------


              --                 --                --                         --                 --                 --
        (742,470)        (1,876,083)       (1,969,989)                        --                 --                 --

              --                 --                --                         --         (1,640,622)        (4,830,640)
     (10,423,095)        (3,522,508)      (15,990,618)                        --                 --                 --

              --                 --                --                   (817,836)                --                 --
----------------   ----------------   ---------------           ----------------   ----------------   ----------------
     (11,165,565)        (5,398,591)      (17,960,607)                  (817,836)        (1,640,622)        (4,830,640)
----------------   ----------------   ---------------           ----------------   ----------------   ----------------


              --                 --                --                  2,685,682          3,399,742          8,404,804
       6,527,384         13,470,362        78,838,381                         --                 --                 --

              --                 --                --                      6,596             56,713          4,818,442
         726,324          1,325,021        15,230,862                         --                 --                 --

              --                 --                --                 (6,265,766)        (7,173,568)        (8,912,955)
     (34,349,775)       (62,886,432)      (61,104,206)                        --                 --                 --
----------------   ----------------   ---------------           ----------------   ----------------   ----------------
     (27,096,067)       (48,091,049)       32,965,037                 (3,573,488)        (3,717,113)         4,310,291
----------------   ----------------   ---------------           ----------------   ----------------   ----------------
     (62,268,881)       (94,256,906)      (47,982,646)               (13,045,242)           490,655          1,301,312
----------------   ----------------   ---------------           ----------------   ----------------   ----------------
$    121,146,936   $    183,415,817   $   277,672,723           $     28,079,002   $     41,124,244   $     40,633,589
================   ================   ===============           ================   ================   ================
$        178,918   $         22,209   $        90,772           $          2,216   $             --   $             --
================   ================   ===============           ================   ================   ================



              --                 --                --                    284,424            346,633            807,916
              --                 --                --                        685              5,811            518,112
              --                 --                --                   (697,361)          (728,770)          (870,806)

         475,127            781,592         3,476,134                         --                 --                 --
          52,780             77,285           730,348                         --                 --                 --
      (2,540,463)        (3,581,714)       (2,920,966)                        --                 --                 --
----------------   ----------------   ---------------           ----------------   ----------------   ----------------
      (2,012,556)        (2,722,837)        1,285,516                   (412,252)          (376,326)           455,222
================   ================   ===============           ================   ================   ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
--------------------------------------------------------------------------------

                                                                                                        CHICAGO CAPITAL
                                                                                                         BALANCED FUND
                                                                                             -----------------------------------

                                                                                                    YEARS ENDED OCTOBER 31,
                                                                                                   2002               2001
                                                                                             ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD.......................................................     $    342,519,704   $    321,226,202
                                                                                             ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income (loss)........................................................            5,905,510          6,303,756
    Net realized gain (loss) on investments and foreign currency translations...........           (8,469,792)         9,650,527
    Net change in unrealized appreciation (depreciation) on investments and
       translation of assets and liabilities denominated in foreign currency............          (11,557,510)       (54,094,527)
                                                                                             ----------------   ----------------
    Net increase (decrease) in net assets resulting from operations.....................          (14,121,792)       (38,140,244)
                                                                                             ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N..........................................................................           (6,116,301)        (6,477,372)
       Class I..........................................................................                   --                 --
    Net realized gain on investments:
       Class N..........................................................................             (586,096)       (31,403,455)
       Class I..........................................................................                   --                 --
                                                                                             ----------------   ----------------
       Total distributions..............................................................           (6,702,397)       (37,880,827)
                                                                                             ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Net proceeds from sales of shares:
       Class N..........................................................................           89,140,287        117,877,597
       Class I..........................................................................                   --                 --
    Issued to shareholders in reinvestment of distributions:
       Class N..........................................................................            6,627,243         37,831,856
       Class I..........................................................................                   --                 --
    Cost of shares repurchased:
       Class N..........................................................................         (116,633,445)      (112,841,572)
       Class I..........................................................................                   --                 --
    Issued due to merger (Note A):
       Class N..........................................................................                   --         54,446,692
                                                                                             ----------------   ----------------
          Net increase (decrease) from capital share transactions.......................          (20,865,915)        97,314,573
                                                                                             ----------------   ----------------
          Total increase (decrease) in net assets.......................................          (41,690,104)        21,293,502
                                                                                             ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)..........................................     $    300,829,600   $    342,519,704
                                                                                             ================   ================
    (A) Undistributed (distribution in excess of) net investment income.................     $        530,346   $        489,644
                                                                                             ================   ================
OTHER INFORMATION:
SHARE TRANSACTIONS:
    Class N:
       Sold.............................................................................            8,264,150          8,802,696
       Issued to shareholders in reinvestment of distributions..........................              611,239          3,242,335
       Repurchased......................................................................          (10,887,884)        (9,449,208)
       Issued due to merger (Note A)....................................................                   --          6,628,952
    Class I:
       Sold.............................................................................                   --                 --
       Issued to shareholders in reinvestment of distributions..........................                   --                 --
       Repurchased......................................................................                   --                 --
                                                                                             ----------------   ----------------
          Net increase (decrease) in shares outstanding.................................           (2,012,495)         9,224,775
                                                                                             ================   ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------


--------------------------------------------------------------------------------

          MONTAG & CALDWELL                                                                               CHICAGO CAPITAL
            BALANCED FUND                             INTERNATIONAL EQUITY FUND                              BOND FUND
----------------------------------      ---------------------------------------------------     ----------------------------------
                                           YEAR ENDED    TEN MONTHS ENDED     YEAR ENDED
      YEARS ENDED OCTOBER 31,              OCTOBER 31,      OCTOBER 31,      DECEMBER 31,             YEARS ENDED OCTOBER 31,
      2002               2001                 2002             2001              2000                 2002               2001
----------------   ----------------     ---------------  ----------------  ----------------     ----------------   ---------------
$    306,378,680   $    337,690,735     $    78,252,420  $    133,551,970  $    207,281,646     $    449,040,943   $   154,392,513
----------------   ----------------     ---------------  ----------------  ----------------     ----------------   ---------------

       5,053,057          6,858,166                (524)          237,035          (359,557)          23,422,980        13,253,592
     (19,472,908)       (15,845,436)        (17,930,191)       (4,816,615)       17,842,088           (2,532,353)        1,572,223

      (6,514,506)       (12,309,191)         12,978,513       (35,870,484)      (67,872,086)          (7,866,589)       14,105,436
----------------   ----------------     ---------------  ----------------  ----------------     ----------------   ---------------
     (20,934,357)       (21,296,461)         (4,952,202)      (40,450,064)      (50,389,555)          13,024,038        28,931,251
----------------   ----------------     ---------------  ----------------  ----------------     ----------------   ---------------


      (2,016,248)        (2,976,599)                 --                --                --          (14,664,272)       (8,589,438)
      (3,487,858)        (4,097,241)                 --                --                --          (10,786,931)       (3,945,399)

              --         (5,316,530)                 --        (6,863,310)      (13,827,203)                  --                --
              --         (5,776,982)                 --                --                --                   --                --
----------------   ----------------     ---------------  ----------------  ----------------     ----------------   ---------------
      (5,504,106)       (18,167,352)                 --        (6,863,310)      (13,827,203)         (25,451,203)      (12,534,837)
----------------   ----------------     ---------------  ----------------  ----------------     ----------------   ---------------


      93,739,340         46,564,840          14,943,993        44,286,728       253,767,861          127,296,553       111,429,883
      34,632,958         57,432,858                  --                --                --          210,044,534        35,092,138

       1,979,338          8,138,582                  --         3,128,021         5,330,489            9,054,653         7,568,397
       3,386,289          9,680,648                  --                --                --            4,131,400         2,416,863

    (129,960,114)       (72,665,917)        (86,337,227)      (55,400,925)     (268,611,268)        (266,128,769)      (69,938,467)
     (68,212,762)       (40,999,253)                 --                --                --          (28,411,564)      (11,426,088)

              --                 --          13,673,852                --                --                   --       203,109,290
----------------   ----------------     ---------------  ----------------  ----------------     ----------------   ---------------
     (64,434,951)         8,151,758         (57,719,382)       (7,986,176)       (9,512,918)          55,986,807       278,252,016
----------------   ----------------     ---------------  ----------------  ----------------     ----------------   ---------------
     (90,873,414)       (31,312,055)        (62,671,584)      (55,299,550)      (73,729,676)          43,559,642       294,648,430
----------------   ----------------     ---------------  ----------------  ----------------     ----------------   ---------------
$    215,505,266   $    306,378,680     $    15,580,836  $     78,252,420  $    133,551,970     $    492,600,585   $   449,040,943
================   ================     ===============  ================  ================     ================   ===============
$        251,205   $        418,648     $       (15,059) $       (216,408) $       (890,545)    $       (597,002)  $       975,352
================   ================     ===============  ================  ================     ================   ===============



       5,828,379          2,751,571           1,371,506         3,060,924        11,031,441           12,647,569        11,152,607
         121,872            466,453                  --           235,884           290,128              902,363           758,105
      (8,088,350)        (4,288,336)         (7,729,609)       (3,953,869)      (12,091,172)         (26,459,149)       (6,965,720)
              --                 --           1,203,248                --                --                   --        20,008,906

       2,126,411          3,331,130                  --                --                --           20,874,019         3,497,610
         209,062            558,020                  --                --                --              411,756           242,153
      (4,228,145)        (2,382,992)                 --                --                --           (2,824,120)       (1,138,564)
----------------   ----------------     ---------------  ----------------  ----------------     ----------------   ---------------
      (4,030,771)           435,846          (5,154,855)         (657,061)         (769,603)           5,552,438        27,555,097
================   ================     ===============  ================  ================     ================   ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
--------------------------------------------------------------------------------

                                                                                             INVESTMENT GRADE
                                                                                                 BOND FUND
                                                                          ------------------------------------------------------
                                                                          SIX MONTHS ENDED
                                                                             OCTOBER 31,             YEARS ENDED APRIL 30,
                                                                                2002               2002               2001
                                                                          ----------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD....................................     $     83,147,516   $     90,770,930   $     93,202,322
                                                                          ----------------   ----------------   ----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income ...........................................            1,439,137          4,588,084          5,532,903
    Net realized gain on investments.................................            4,365,722            313,124         (1,513,985)
    Net change in unrealized appreciation (depreciation)
       on investments and assets and liabilities ....................           (1,833,720)           616,070          4,846,999
                                                                          ----------------   ----------------   ----------------
       Net increase in net assets resulting from operations..........            3,971,139          5,517,278          8,865,917
                                                                          ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N.......................................................                   --                 --                 --
       Class I.......................................................           (1,661,584)        (4,701,594)        (5,529,295)
                                                                          ----------------   ----------------   ----------------
       Total distributions...........................................           (1,661,584)        (4,701,594)        (5,529,295)
                                                                          ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Net proceeds from sales of shares:
       Class N.......................................................                   --                 --                 --
       Class I.......................................................            5,794,730          5,306,942          8,920,743
    Issued to shareholders in reinvestment of distributions:
       Class N.......................................................                   --                 --                 --
       Class I.......................................................               16,199          1,479,861          4,673,582
    Cost of shares repurchased:
       Class N.......................................................                   --                 --                 --
       Class I.......................................................          (66,892,770)       (15,225,901)       (19,362,339)
    Issued due to merger (Note A):
       Class N.......................................................                   --                 --                 --
       Class I.......................................................           30,373,077                 --                 --
                                                                          ----------------   ----------------   ----------------
          Net increase (decrease) from capital share transactions....          (30,708,764)        (8,439,098)        (5,768,014)
                                                                          ----------------   ----------------   ----------------
          Total increase (decrease) in net assets....................          (28,399,209)        (7,623,414)        (2,431,392)
                                                                          ----------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A).......................     $     54,748,307   $     83,147,516   $     90,770,930
                                                                          ================   ================   ================
    (A) Undistributed (distributions in excess of) net investment income  $        (60,085)  $             --   $             --
                                                                          ================   ================   ================
OTHER INFORMATION:
SHARE TRANSACTIONS:
    Class N:
       Sold..........................................................                   --                 --                 --
       Issued to shareholders in reinvestment of distributions.......                   --                 --                 --
       Repurchased...................................................                   --                 --                 --
       Issued due to merger (Note A).................................                   --                 --                 --
    Class I:
       Sold..........................................................              565,429            530,869            912,836
       Issued to shareholders in reinvestment of distributions.......                1,581            148,508            479,735
       Repurchased...................................................           (6,632,849)        (1,520,857)        (1,974,298)
       Issued due to merger (Note A).................................            3,017,497                 --                 --
                                                                          ----------------   ----------------   ----------------
          Net increase (decrease) in shares outstanding..............           (3,048,342)          (841,480)          (581,727)
                                                                          ================   ================   ================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

--------------------------------------------------------------------------------

          CHICAGO CAPITAL                                  CHICAGO CAPITAL
        MUNICIPAL BOND FUND                               MONEY MARKET FUND
-----------------------------------              ----------------------------------

      YEARS ENDED OCTOBER 31,                          YEARS ENDED OCTOBER 31,
      2002               2001                          2002              2001
----------------   ----------------              ---------------   ----------------
$     48,221,972   $     18,902,665              $   484,148,165   $    359,482,613
----------------   ----------------              ---------------   ----------------

       1,986,586          1,088,799                    4,905,603         17,640,439
         824,622            244,791                           --                 --

          21,616          1,011,722                           --                 --
----------------   ----------------              ---------------   ----------------
       2,832,824          2,345,312                    4,905,603         17,640,439
----------------   ----------------              ---------------   ----------------


      (1,986,586)        (1,088,799)                  (4,905,512)       (17,640,439)
              --                 --                           --                 --
----------------   ----------------              ---------------   ----------------
      (1,986,586)        (1,088,799)                  (4,905,512)       (17,640,439)
----------------   ----------------              ---------------   ----------------


      27,191,896          8,459,075                1,251,231,234      1,149,004,268
              --                 --                           --                 --

         339,121            227,004                      628,304          2,014,324
              --                 --                           --                 --

     (22,334,816)        (4,052,342)              (1,395,470,355)    (1,026,353,040)
              --                 --                           --                 --

              --         23,429,057                           --                 --
              --                 --                           --                 --
----------------   ----------------              ---------------   ----------------
       5,196,201         28,062,794                 (143,610,817)       124,665,552
----------------   ----------------              ---------------   ----------------
       6,042,439         29,319,307                 (143,610,726)       124,665,552
----------------   ----------------              ---------------   ----------------
$     54,264,411   $     48,221,972              $   340,537,439   $    484,148,165
================   ================              ===============   ================
$             --   $             --              $            91   $             --
================   ================              ===============   ================



       2,617,849            907,771                1,251,231,222      1,149,004,434
          32,548             22,186                      628,304          2,014,324
      (2,136,168)          (393,882)              (1,395,470,355)    (1,026,353,040)
              --          2,181,242                           --                 --

              --                 --                           --                 --
              --                 --                           --                 --
              --                 --                           --                 --
              --                 --                           --                 --
----------------   ----------------              ---------------   ----------------
         514,229          2,717,317                 (143,610,829)       124,665,718
================   ================              ===============   ================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

CHICAGO CAPITAL GROWTH FUND - CLASS N                           OCTOBER 31, 2002

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            YEAR           YEAR           YEAR           YEAR           YEAR
                                                            ENDED          ENDED          ENDED          ENDED          ENDED
                                                          10/31/02       10/31/01       10/31/00       10/31/99       10/31/98
                                                        ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period ................   $      20.38   $      30.86   $      27.71   $      23.06   $      19.73
                                                        ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss.............................          (0.04)         (0.04)         (0.06)         (0.06)         (0.02)
     Net realized and unrealized
       gain (loss) on investments....................          (1.74)         (7.36)          5.21           6.14           4.73
                                                        ------------   ------------   ------------   ------------   ------------
       Total from investment operations .............          (1.78)         (7.40)          5.15           6.08           4.71
                                                        ------------   ------------   ------------   ------------   ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income......................          --(a)             --             --             --          (0.01)
     Distributions from net realized
       gain on investments...........................          (0.05)         (3.08)         (2.00)         (1.43)         (1.37)
                                                        ------------   ------------   ------------   ------------   ------------
       Total distributions ..........................          (0.05)         (3.08)         (2.00)         (1.43)         (1.38)
                                                        ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net asset value...........          (1.83)        (10.48)          3.15           4.65           3.33
                                                        ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period.......................   $      18.55   $      20.38   $      30.86   $      27.71   $      23.06
                                                        ============   ============   ============   ============   ============
TOTAL RETURN.........................................          (8.76)%       (25.95)%        19.62%         27.71%         25.43%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)                 $    609,049   $    464,023   $    542,436   $    490,189   $    367,666
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser...........................           1.10%          1.09%          1.07%          1.06%          1.08%
     After reimbursement of
       expenses by Adviser...........................           1.10%          1.09%          1.07%          1.06%          1.08%
   Ratios of net investment loss
     to average net assets:
     Before reimbursement of
       expenses by Adviser...........................          (0.20)%        (0.18)%        (0.18)%        (0.25)%        (0.11)
     After reimbursement of
       expenses by Adviser...........................          (0.20)%        (0.18)%        (0.18)%        (0.25)%        (0.11)
   Portfolio Turnover................................           7.52%         17.22%         25.73%         28.93%         34.21%

---------------------------
 (a)  Represents less than $0.005 per share.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

CHICAGO CAPITAL GROWTH FUND - CLASS I                           OCTOBER 31, 2002

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           YEAR              YEAR             PERIOD
                                                                           ENDED             ENDED             ENDED
                                                                         10/31/02          10/31/01         10/31/00(A)
                                                                       ------------      ------------      ------------
Net Asset Value, Beginning of Period ............................      $      20.45      $      30.89      $      28.60
                                                                       ------------      ------------      ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) ...............................             (0.03)             0.02                --
     Net realized and unrealized gain (loss) on investments .....             (1.70)            (7.38)             2.29
                                                                       ------------      ------------      ------------
       Total from investment operations .........................             (1.73)            (7.36)             2.29
                                                                       ------------      ------------      ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income ..                --                --                --
     Distributions from net realized gain on investments ........             (0.05)            (3.08)               --
                                                                       ------------      ------------      ------------
       Total distributions ......................................             (0.05)            (3.08)               --
                                                                       ------------      ------------      ------------
Net increase (decrease) in net asset value ......................             (1.78)           (10.44)             2.29
                                                                       ------------      ------------      ------------
Net Asset Value, End of Period ..................................      $      18.67      $      20.45      $      30.89
                                                                       ============      ============      ============
TOTAL RETURN                                                                  (8.51)%          (25.78)%            8.01%(1)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .........................      $    149,741      $     43,362      $     50,577
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser ................              0.83%             0.84%             0.83%
     After reimbursement of expenses by Adviser .................              0.83%             0.84%             0.83%
   Ratios of net investment income to average net assets:
     Before reimbursement of expenses by Adviser ................              0.07%             0.07%             0.06%
     After reimbursement of expenses by Adviser .................              0.07%             0.07%             0.06%
   Portfolio Turnover ...........................................              7.52%            17.22%            25.73%(1)

---------------------------
 (1)  Not Annualized.

 (a) ABNAMRO/Chicago Capital Growth Fund - Class I commenced investment operations on July 31, 2000.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

MONTAG & CALDWELL GROWTH FUND - CLASS N                         OCTOBER 31, 2002

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            YEAR           YEAR           YEAR           YEAR           YEAR
                                                            ENDED          ENDED          ENDED          ENDED          ENDED
                                                          10/31/02       10/31/01       10/31/00       10/31/99       10/31/98
                                                        ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period.................   $      22.43   $      31.30   $      33.15   $      26.49   $      22.68
                                                        ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)....................           0.05           0.02          (0.05)         (0.04)         (0.05)
     Net realized and unrealized
       gain (loss) on investments....................          (3.45)         (4.81)         (0.15)          7.64           4.07
                                                        ------------   ------------   ------------   ------------   ------------
       Total from investment operations .............          (3.40)         (4.79)         (0.20)          7.60           4.02
                                                        ------------   ------------   ------------   ------------   ------------
   LESS DISTRIBUTIONS:
     Distributions from net realized
       gain on investments...........................             --          (4.08)         (1.65)         (0.94)         (0.21)
                                                        ------------   ------------   ------------   ------------   ------------
       Total distributions ..........................             --          (4.08)         (1.65)         (0.94)         (0.21)
                                                        ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net asset value...........          (3.40)         (8.87)         (1.85)          6.66           3.81
                                                        ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period.......................   $      19.03   $      22.43   $      31.30   $      33.15   $      26.49
                                                        ============   ============   ============   ============   ============
TOTAL RETURN.........................................         (15.16)%       (17.37)%        (0.96)%        29.34%         17.90%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)                 $    714,043   $    872,657   $  1,349,760   $  1,612,796   $  1,004,356
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser....................................           1.06%          1.06%          1.03%          1.05%          1.12%
     After reimbursement of expenses
       by Adviser....................................           1.06%          1.06%          1.03%          1.05%          1.12%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser....................................           0.23%          0.10%         (0.14)%        (0.16)%        (0.22)
     After reimbursement of expenses
       by Adviser....................................           0.23%          0.10%         (0.14)%        (0.16)%        (0.22)
   Portfolio Turnover................................          38.23%         59.64%         66.71%         31.59%         29.81%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

MONTAG & CALDWELL GROWTH FUND - CLASS I                         OCTOBER 31, 2002

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            YEAR           YEAR           YEAR           YEAR           YEAR
                                                            ENDED          ENDED          ENDED          ENDED          ENDED
                                                          10/31/02       10/31/01       10/31/00       10/31/99       10/31/98
                                                        ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period.................   $      22.74   $      31.70   $      33.46   $      26.65   $      22.75
                                                        ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income...........................           0.11           0.09           0.05           0.04           0.01
     Net realized and unrealized
       gain (loss) on investments....................          (3.48)         (4.90)         (0.16)          7.71           4.10
                                                        ------------   ------------   ------------   ------------   ------------
       Total from investment operations .............          (3.37)         (4.81)         (0.11)          7.75           4.11
                                                        ------------   ------------   ------------   ------------   ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income......................          (0.15)         (0.07)            --             --             --
     Distributions from net realized
       gain on investments...........................             --          (4.08)         (1.65)         (0.94)         (0.21)
                                                        ------------   ------------   ------------   ------------   ------------
       Total distributions ..........................          (0.15)         (4.15)         (1.65)         (0.94)         (0.21)
                                                        ------------   ------------   ------------   ------------   ------------
Net decrease in net asset value......................          (3.52)         (8.96)         (1.76)          6.81           3.90
                                                        ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period.......................   $      19.22   $      22.74   $      31.70   $      33.46   $      26.65
                                                        ============   ============   ============   ============   ============
TOTAL RETURN.........................................         (14.91)%       (17.16)%        (0.70)%        29.78%         18.24%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)                 $  1,325,116   $  1,058,500   $  1,334,651   $  1,369,673   $    738,423
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser....................................           0.77%          0.77%          0.74%          0.76%          0.85%
     After reimbursement of expenses
       by Adviser....................................           0.77%          0.77%          0.74%          0.76%          0.85%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser....................................           0.52%          0.39%          0.15%          0.14%          0.05%
     After reimbursement of expenses
       by Adviser....................................           0.52%          0.39%          0.15%          0.14%          0.05%
   Portfolio Turnover................................          38.23%         59.64%         66.71%         31.59%         29.81%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

TAMRO LARGE CAP VALUE FUND - CLASS N                            OCTOBER 31, 2002

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           YEAR          PERIOD
                                                                           ENDED          ENDED
                                                                         10/31/02      10/31/01(A)
                                                                       ------------   ------------
Net Asset Value, Beginning of Period. ............................     $       9.68   $      10.00
                                                                       ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .......................................             0.06           0.02
     Net realized and unrealized loss on investments .............            (1.22)         (0.33)
                                                                       ------------   ------------
       Total from investment operations ..........................            (1.16)         (0.31)
                                                                       ------------   ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income ...            (0.05)         (0.01)
                                                                       ------------   ------------
       Total distributions .......................................            (0.05)         (0.01)
                                                                       ------------   ------------
Net decrease in net asset value ..................................            (1.21)         (0.32)
                                                                       ------------   ------------
Net Asset Value, End of Period ...................................     $       8.47   $       9.68
                                                                       ============   ============
TOTAL RETURN .....................................................           (12.01)%        (3.11)%(1)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..........................     $      9,632   $      5,195
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser .................             1.79%          3.37%
     After reimbursement of expenses by Adviser ..................             1.20%          1.20%
   Ratios of net investment income (loss) to average net assets:
     Before reimbursement of expenses by Adviser .................             0.15%         (1.96)%
     After reimbursement of expenses by Adviser ..................             0.74%          0.21%
   Portfolio Turnover ............................................            83.14%        102.34%(1)

--------------------------
 (1)  Not Annualized.

 (a) ABNAMRO/TAMRO Large Cap Value Fund commenced investment operations on November 30, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

VALUE FUND - CLASS N                                            OCTOBER 31, 2002

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                YEAR        TEN MONTHS        YEAR           YEAR           YEAR           YEAR
                                                ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                              10/31/02       10/31/01       12/31/00       12/31/99       12/31/98       12/31/97
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period        $       9.39   $      11.68   $      12.75   $      12.33   $      16.51   $      13.24
                                            ------------   ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income............              0.11           0.07           0.10           0.14           0.19           0.24
     Net realized and unrealized gain (loss)
       on investments.................             (0.79)         (2.25)         (0.24)          1.23           0.86           3.75
                                            ------------   ------------   ------------   ------------   ------------   ------------
       Total from investment operations            (0.68)         (2.18)         (0.14)          1.37           1.05           3.99
                                            ------------   ------------   ------------   ------------   ------------   ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income.......             (0.08)         (0.06)         (0.10)         (0.14)         (0.19)         (0.24)
     Distributions from net realized
       gain on investments............             (0.18)         (0.05)         (0.83)         (0.81)         (5.04)         (0.48)
                                            ------------   ------------   ------------   ------------   ------------   ------------
       Total distributions............             (0.26)         (0.11)         (0.93)         (0.95)         (5.23)         (0.72)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net asset value         (0.94)         (2.29)         (1.07)          0.42          (4.18)          3.27
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period              $       8.45   $       9.39   $      11.68   $      12.75   $      12.33   $      16.51
                                            ============   ============   ============   ============   ============   ============
TOTAL RETURN                                       (7.58)%       (18.86)%(1)     (0.68)%        11.14%          5.47%         30.49%
RATIOS/SUPPLEMENTAL DATA:
     Net Assets, End of Period (in 000's)   $    111,817   $    116,221   $    131,303   $    153,551   $    170,945   $    220,618
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser............              1.20%          1.08%          1.06%          1.03%          1.05%          1.01%
     After reimbursement of
       expenses by Adviser............              0.96%(2)       1.07%          1.06%          1.03%          1.05%          1.01%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser............              1.00%          0.68%          0.85%          1.07%          1.23%          1.57%
     After reimbursement of
       expenses by Adviser............              1.24%          0.69%          0.85%          1.07%          1.23%          1.57%
   Portfolio Turnover.................            144.90%         58.41%(1)      76.00%         94.00%         55.00%         79.00%

----------------------------
 (1) Not Annualized.

 (2) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.08% to 0.94% on January 1, 2002.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

VEREDUS SELECT GROWTH FUND - CLASS N                            OCTOBER 31, 2002

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          PERIOD
                                                                           ENDED
                                                                        10/31/02(A)
                                                                       ------------
Net Asset Value, Beginning of Period. ...........................      $      10.00
                                                                       ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss ........................................             (0.03)
     Net realized and unrealized loss on investments ............             (2.67)
                                                                       ------------
       Total from investment operations .........................             (2.70)
                                                                       ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income ..                --
     Distributions from net realized gain on investments ........                --
                                                                       ------------
       Total distributions ......................................                --
                                                                       ------------
Net decrease in net asset value .................................             (2.70)
                                                                       ------------
Net Asset Value, End of Period ..................................      $       7.30
                                                                       ============
TOTAL RETURN ....................................................            (27.10)%(1)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .........................      $      2,164
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser ................              3.45%
     After reimbursement of expenses by Adviser .................              1.30%
   Ratios of net investment loss to average net assets:
     Before reimbursement of expenses by Adviser ................             (2.53)%
     After reimbursement of expenses by Adviser .................             (0.38)%
   Portfolio Turnover ...........................................          1,314.29%(1)

-------------------------------------
 (1)  Not Annualized.

 (a) ABN AMRO Veredus Select Growth Fund commenced investment operations on December 31, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

TALON MID CAP FUND - CLASS N                                    OCTOBER 31, 2002

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            YEAR           YEAR           YEAR           YEAR           YEAR
                                                            ENDED          ENDED          ENDED          ENDED          ENDED
                                                          10/31/02       10/31/01       10/31/00       10/31/99       10/31/98
                                                        ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period.................   $      15.67   $      18.50   $      13.45   $      13.16   $      17.60
                                                        ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)....................          (0.06)         (0.07)         (0.05)         (0.05)          0.07
     Net realized and unrealized
       gain (loss) on investments....................          (1.12)          0.55           5.25           0.34          (1.59)
                                                        ------------   ------------   ------------   ------------   ------------
       Total from investment operations .............          (1.18)          0.48           5.20           0.29          (1.52)
                                                        ------------   ------------   ------------   ------------   ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income......................             --             --             --          --(a)          (0.09)
     Distributions from net realized
       gain on investments...........................          (0.25)         (3.31)         (0.15)            --          (2.83)
                                                        ------------   ------------   ------------   ------------   ------------
       Total distributions ..........................          (0.25)         (3.31)         (0.15)            --          (2.92)
                                                        ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net asset value...........          (1.43)         (2.83)          5.05           0.29          (4.44)
                                                        ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period.......................   $      14.24   $      15.67   $      18.50   $      13.45   $      13.16
                                                        ============   ============   ============   ============   ============
TOTAL RETURN.........................................          (7.88)%         3.42%         39.07%          2.32%        (10.54)%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)                 $     85,727   $     40,265   $     26,389   $     17,586   $     22,728
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser....................................           1.38%          1.42%          1.48%          1.50%          1.46%
     After reimbursement of expenses
       by Adviser....................................           1.30%          1.30%          1.30%          1.30%          1.30%
   Ratios of net investment income (loss)
     to average net assets:
     Before reimbursement of expenses
       by Adviser....................................          (0.61)%        (0.61)%        (0.51)%        (0.50)%         0.30%
     After reimbursement of expenses
       by Adviser....................................          (0.53)%        (0.49)%        (0.33)%        (0.30)%         0.46%
   Portfolio Turnover................................          45.17%         77.15%        108.61%        101.44%         78.33%

-------------------------------------
 (a)  Represents less than $0.005 per share.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

TAMRO SMALL CAP FUND - CLASS N                                  OCTOBER 31, 2002

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           YEAR          PERIOD
                                                                           ENDED          ENDED
                                                                         10/31/02      10/31/01(A)
                                                                       ------------   ------------
Net Asset Value, Beginning of Period. ..........................       $      10.75   $      10.00
                                                                       ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) ..............................              (0.02)(b)       0.06
     Net realized and unrealized gain/(loss) on investments ....              (0.14)(b)       0.72
                                                                       ------------   ------------
       Total from investment operations ........................              (0.16)          0.78
                                                                       ------------   ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income .              (0.02)         (0.03)
     Distributions from net realized gain on investments .......              (0.08)            --
                                                                       ------------   ------------
       Total distributions .....................................              (0.10)         (0.03)
                                                                       ------------   ------------
Net increase (decrease) in net asset value .....................              (0.26)          0.75
                                                                       ------------   ------------
Net Asset Value, End of Period .................................       $      10.49   $      10.75
                                                                       ============   ============
TOTAL RETURN ...................................................              (1.59)%         7.74%(1)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ........................       $     40,407   $      2,000
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser ...............               1.52%          5.46%
     After reimbursement of expenses by Adviser ................               1.30%          1.30%
   Ratios of net investment income (loss) to average net assets:
     Before reimbursement of expenses by Adviser ...............              (0.34)%        (3.49)%
     After reimbursement of expenses by Adviser ................              (0.12)%         0.67%
   Portfolio Turnover ..........................................             266.78%        175.17%(1)

------------------------------
 (1)  Not Annualized.

 (a) ABNAMRO/TAMRO Small Cap Fund commenced investment operations on November 30, 2000.

 (b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

VEREDUS AGGRESSIVE GROWTH FUND - CLASS N AND CLASS I            OCTOBER 31, 2002

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    CLASS N                                       CLASS I
                                         -----------------------------------------------------------     ----------------------
                                            YEAR         YEAR        YEAR         YEAR       PERIOD         YEAR       PERIOD
                                            ENDED        ENDED       ENDED        ENDED       ENDED         ENDED       ENDED
                                          10/31/02     10/31/01    10/31/00     10/31/99   10/31/98(A)    10/31/02   10/31/01(B)
                                         ----------   ---------   ----------   ---------   ---------     ---------   ----------
Net Asset Value, Beginning of Period ..  $    17.55   $   22.51   $    16.60   $    8.62   $   10.00     $   17.56   $    17.88
                                         ----------   ---------   ----------   ---------   ---------     ---------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss ..............       (0.14)      (0.13)       (0.14)      (0.08)      --(c)         (0.19)          --
     Net realized and unrealized gain
       (loss) on investments ..........       (5.97)      (1.72)        8.42        8.06       (1.38)        (5.89)       (0.32)
                                         ----------   ---------   ----------   ---------   ---------     ---------   ----------
       Total from investment operations       (6.11)      (1.85)        8.28        7.98       (1.38)        (6.08)       (0.32)
                                         ----------   ---------   ----------   ---------   ---------     ---------   ----------
   LESS DISTRIBUTIONS:
     Distributions from net realized
       gain on investments ............          --       (3.11)       (2.37)         --          --            --           --
                                         ----------   ---------   ----------   ---------   ---------     ---------   ----------
       Total distributions ............          --       (3.11)       (2.37)         --          --            --           --
                                         ----------   ---------   ----------   ---------   ---------     ---------   ----------
Net increase (decrease) in net asset value    (6.11)      (4.96)        5.91        7.98       (1.38)        (6.08)       (0.32)
                                         ----------   ---------   ----------   ---------   ---------     ---------   ----------
Net Asset Value, End of Period ........  $    11.44   $   17.55   $    22.51   $   16.60   $    8.62     $   11.48   $    17.56
                                         ==========   =========   ==========   =========   =========     =========   ==========
TOTAL RETURN ..........................      (34.76)%    (10.08)%      53.35%      92.92%     (13.80)%(1)   (34.62)%      (1.79)%(1)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)  $  314,317   $ 268,271   $  182,806   $  57,282   $  12,674     $  52,808   $    5,497
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser .....................        1.48%       1.44%        1.46%       1.58%       1.54%         1.19%        1.16%
     After reimbursement of expenses
       by Adviser .....................        1.40%       1.40%        1.40%       1.41%(2)    1.50%         1.11%        1.12%
   Ratios of net investment loss
     to average net assets:
     Before reimbursement of expenses
       by Adviser .....................       (1.15)%     (0.87)%      (0.84)%     (1.05)%     (0.06)%       (0.86)%      (0.59)%
     After reimbursement of expenses
       by Adviser .....................       (1.07)%     (0.83)%      (0.78)%     (0.88)%     (0.02)%       (0.78)%      (0.55)%
   Portfolio Turnover .................      162.80%     177.30%      192.23%     204.26%     111.52%(1)     162.80%      177.30%(1)

---------------------------
 (1)  Not Annualized.

 (2) The Adviser fee, which affects the net expense ratio, changed from 1.50% to 1.00% on December 4, 1998.

 (a) ABN AMRO/Veredus Aggressive Growth Fund - Class N commenced investment operations on July 2, 1998.

 (b) ABNAMRO/Veredus Aggressive Growth Fund - Class I commenced investment operations on October 5, 2001.

 (c)  Represents less than $0.005 per share.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

REAL ESTATE FUND - CLASS N                                      OCTOBER 31, 2002

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             YEAR        TEN MONTHS        YEAR           YEAR           YEAR          PERIOD
                                             ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                           10/31/02       10/31/01       12/31/00       12/31/99       12/31/98      12/31/97(A)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period     $       9.15   $       9.47   $       7.72   $       8.37   $       9.95   $      10.00
                                         ------------   ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income............           0.39           0.34           0.42(b)        0.38           0.37             --
     Net realized and unrealized gain
       (loss) on investments..........           0.24          (0.39)          1.75(b)       (0.65)         (1.58)         (0.05)
                                         ------------   ------------   ------------   ------------   ------------   ------------
       Total from investment operations          0.63          (0.05)          2.17          (0.27)         (1.21)         (0.05)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income.......          (0.33)         (0.27)         (0.33)         (0.31)         (0.31)            --
     Distributions from net realized
       gain on investments............          (0.22)            --             --             --             --             --
     Contribution (return) of capital.             --             --          (0.09)         (0.07)         (0.06)            --
                                         ------------   ------------   ------------   ------------   ------------   ------------
       Total distributions............          (0.55)         (0.27)         (0.42)         (0.38)         (0.37)            --
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net asset value       0.08          (0.32)          1.75          (0.65)         (1.58)         (0.05)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period           $       9.23   $       9.15   $       9.47   $       7.72   $       8.37   $       9.95
                                         ============   ============   ============   ============   ============   ============
TOTAL RETURN .........................           6.62%         (0.46)%(1)     28.77%         (3.33)%       (12.35)%         0.00%(1)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)  $     19,924   $     15,242   $     21,744   $      7,522   $      7,022   $      2,985
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser.....................           1.68%          1.63%          1.70%          2.42%          1.78%          1.61%
     After reimbursement of expenses
       by Adviser.....................           1.37%          1.33%          1.39%          1.53%          1.41%          1.31%
   Ratios of net investment income (loss)
     to average net assets:
     Before reimbursement of expenses
       by Adviser.....................           3.80%          4.01%          4.87%          3.83%          4.31%         (1.61)%
     After reimbursement of expenses
       by Adviser.....................           4.11%          4.31%          5.19%          4.72%          4.68%         (1.31)%
   Portfolio Turnover.................          36.69%         17.95%(1)      25.00%         11.00%         13.00%            --(1)

--------------------------
 (1)  Not Annualized.

 (a) ABN AMRO Real Estate Fund commenced investment operations on December 31, 1997.

 (b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

VEREDUS SCITECH FUND - CLASS N                                  OCTOBER 31, 2002

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           YEAR           YEAR          PERIOD
                                                                           ENDED          ENDED          ENDED
                                                                         10/31/02       10/31/01      10/31/00(A)
                                                                       ------------   ------------   ------------
Net Asset Value, Beginning of Period .............................     $       7.57   $       8.93   $      10.00
                                                                       ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) ................................            (0.08)          0.02           0.06
     Net realized and unrealized loss on investments .............            (2.60)         (1.32)         (1.11)
                                                                       ------------   ------------   ------------
       Total from investment operations ..........................            (2.68)         (1.30)         (1.05)
                                                                       ------------   ------------   ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income ...               --          (0.06)         (0.02)
                                                                       ------------   ------------   ------------
       Total distributions .......................................               --          (0.06)         (0.02)
                                                                       ------------   ------------   ------------
Net decrease in net asset value ..................................            (2.68)         (1.36)         (1.07)
                                                                       ------------   ------------   ------------
Net Asset Value, End of Period ...................................     $       4.89   $       7.57   $       8.93
                                                                       ============   ============   ============
TOTAL RETURN .....................................................           (35.40)%       (14.49)%       (10.61)%(1)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..........................     $      2,206   $      2,566   $      2,696
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser .................             3.70%          3.88%          6.17%
     After reimbursement of expenses by Adviser ..................             1.50%          1.50%          1.50%
   Ratios of net investment income (loss) to average net assets:
     Before reimbursement of expenses by Adviser .................            (3.50)%        (2.13)%        (2.54)%
     After reimbursement of expenses by Adviser ..................            (1.30)%         0.25%          2.13%
   Portfolio Turnover ............................................           496.86%        481.21%         85.98%(1)

---------------------------
 (1)  Not Annualized.

 (a) ABN AMRO/Veredus SciTech Fund commenced investment operations on June 30, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

EQUITY PLUS FUND - CLASS I(A)                                   OCTOBER 31, 2002

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS        YEAR           YEAR           YEAR           YEAR           YEAR
                                                ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                              10/31/02        4/30/02        4/30/01        4/30/00        4/30/99        4/30/98
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period        $      15.74   $      19.32   $      24.87   $      22.02   $      18.24   $      14.04
                                            ------------   ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income............              0.09           0.14           0.14           0.17           0.18           0.22
     Net realized and unrealized gain
       (loss) on investments..........             (2.26)         (3.31)         (4.44)          3.34           4.44           4.85
                                            ------------   ------------   ------------   ------------   ------------   ------------
       Total from investment operations            (2.17)         (3.17)         (4.30)          3.51           4.62           5.07
                                            ------------   ------------   ------------   ------------   ------------   ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income.......             (0.07)         (0.15)         (0.14)         (0.17)         (0.18)         (0.22)
     Distributions from net realized
       gain on investments............             (0.94)         (0.26)         (1.11)         (0.49)         (0.66)         (0.65)
                                            ------------   ------------   ------------   ------------   ------------   ------------
       Total distributions............             (1.01)         (0.41)         (1.25)         (0.66)         (0.84)         (0.87)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net asset value         (3.18)         (3.58)         (5.55)          2.85           3.78           4.20
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period              $      12.56   $      15.74   $      19.32   $      24.87   $      22.02   $      18.24
                                            ============   ============   ============   ============   ============   ============
TOTAL RETURN                                      (14.33)%(1)    (16.59)%       (17.64)%        16.00%         26.10%         37.20%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)     $    121,147    $   177,540    $   269,939   $    322,937   $    295,436   $    209,753
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser.....................              0.67%          0.67%          0.61%          0.59%          0.59%          0.61%
     After reimbursement of expenses
       by Adviser.....................              0.54%          0.55%          0.51%          0.49%          0.48%          0.42%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser.....................              1.11%          0.68%          0.53%          0.60%          0.85%          1.09%
     After reimbursement of expenses
       by Adviser.....................              1.24%          0.80%          0.63%          0.70%          0.96%          1.28%
   Portfolio Turnover.................              0.72%(1)       9.00%         27.00%         10.00%         19.00%         11.00%

-----------------------------
 (1)  Not Annualized.

 (a) Prior to June 17, 2002, the ABN AMRO Equity Plus Fund was formerly known as the Independence One Equity Plus Fund. The information presented in the table represents financial and performance history of Independence One Equity Plus Trust Class. See Note A for details of the reorganization.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

SELECT SMALL CAP FUND - CLASS N(A)                              OCTOBER 31, 2002

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        SIX MONTHS        YEAR           YEAR           YEAR          PERIOD
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         10/31/02        4/30/02        4/30/01        4/30/00        4/30/99
                                                       ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period ...............   $      10.72   $       9.65   $      10.47   $       9.40   $      10.00
                                                       ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss ...........................          (0.01)         (0.03)         (0.02)         (0.03)         (0.01)
     Net realized and unrealized gain
       (loss) on investments .......................          (2.29)          1.52           0.47           1.65          (0.59)(b)
                                                       ------------   ------------   ------------   ------------   ------------
       Total from investment operations ............          (2.30)          1.49           0.45           1.62          (0.60)
                                                       ------------   ------------   ------------   ------------   ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ....................             --             --             --             --          --(c)
     Contribution (return) of capital ..............          (0.22)         (0.42)         (1.27)         (0.55)         --(c)
                                                       ------------   ------------   ------------   ------------   ------------
       Total distributions .........................          (0.22)         (0.42)         (1.27)         (0.55)         --(c)
                                                       ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net asset value .........          (2.52)          1.07          (0.82)          1.07          (0.60)
                                                       ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period .....................   $       8.20   $      10.72   $       9.65   $      10.47   $       9.40
                                                       ============   ============   ============   ============   ============
TOTAL RETURN .......................................         (21.78)%(1)     15.81%          4.72%         17.86%         (5.94)%(1)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ............   $     28,079   $     41,124   $     40,634   $     39,332   $     29,587
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser ..................................           1.05%          1.04%          1.01%          1.12%          1.69%
     After reimbursement of expenses
       by Adviser ..................................           1.04%          1.03%          0.98%          1.07%          1.27%
   Ratios of net investment loss
     to average net assets:
     Before reimbursement of expenses
       by Adviser ..................................          (0.22)%        (0.37)%        (0.24)%        (0.33)%        (0.51)%
     After reimbursement of expenses
       by Adviser ..................................          (0.21)%        (0.36)%        (0.21)%        (0.28)%        (0.09)%
   Portfolio Turnover ..............................           4.77%(1)      25.00%         65.00%         38.00%         36.00%(1)

-------------------------------
 (1)  Not Annualized.

 (a) Prior to June 17, 2002, the ABN AMRO Select Small Cap Fund was formerly known as the Independence One Small Cap Fund, which commenced investment operations on June 22, 1998. The information presented in the table represents financial and performance history of Independence One Small Cap Class A. See Note A for details of the reorganization.

 (b) The amount shown may not accord with the change in aggregate gains and losses of portfolio securities do to the timing of sales and redemptions of Fund shares.

 (c)  Amount represents less than $0.005 per share.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

CHICAGO CAPITAL BALANCED FUND - CLASS N                         OCTOBER 31, 2002

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            YEAR           YEAR           YEAR           YEAR           YEAR
                                                            ENDED          ENDED          ENDED          ENDED          ENDED
                                                          10/31/02       10/31/01       10/31/00       10/31/99       10/31/98
                                                        ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period.................   $      10.77   $      14.23   $      13.04   $      12.03   $      11.06
                                                        ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(1)........................           0.19           0.26           0.29           0.27           0.27
     Net realized and unrealized gain
       (loss) on investments(1)......................          (0.64)         (2.09)          1.57           1.71           1.65
                                                        ------------   ------------   ------------   ------------   ------------
       Total from investment operations .............          (0.45)         (1.83)          1.86           1.98           1.92
                                                        ------------   ------------   ------------   ------------   ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of
       net investment income.........................          (0.20)         (0.27)         (0.30)         (0.26)         (0.27)
     Distributions from net realized
       gain on investments...........................          (0.02)         (1.36)         (0.37)         (0.71)         (0.68)
                                                        ------------   ------------   ------------   ------------   ------------
       Total distributions ..........................          (0.22)         (1.63)         (0.67)         (0.97)         (0.95)
                                                        ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net asset value...........          (0.67)         (3.46)          1.19           1.01           0.97
                                                        ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period.......................   $      10.10   $      10.77   $      14.23   $      13.04   $      12.03
                                                        ============   ============   ============   ============   ============
TOTAL RETURN.........................................          (4.33)%       (13.41)%        14.82%         17.26%         18.50%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)                 $    300,830   $    342,520   $    321,226   $    294,426   $    219,362
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser....................................           1.07%          1.07%          1.05%          1.06%          1.08%
     After reimbursement of expenses
       by Adviser....................................           1.07%          1.07%          1.05%          1.06%          1.08%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser(1).................................           1.78%          2.10%          2.17%          2.13%          2.30%
     After reimbursement of expenses
       by Adviser(1).................................           1.78%          2.10%          2.17%          2.13%          2.30%
   Portfolio Turnover................................          47.27%         35.25%         29.00%         25.05%         40.28%

----------------------------------------
 (1) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets is $(0.01), $0.01, (0.07)% and (0.07)%, respectively (Note 8).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

MONTAG & CALDWELL BALANCED FUND - CLASS N                       OCTOBER 31, 2002

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            YEAR           YEAR           YEAR           YEAR           YEAR
                                                            ENDED          ENDED          ENDED          ENDED          ENDED
                                                          10/31/02       10/31/01       10/31/00       10/31/99       10/31/98
                                                        ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period.................   $      16.49   $      18.61   $      19.41   $      17.60   $      16.01
                                                        ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(1)........................           0.29           0.36           0.37           0.29           0.27
     Net realized and unrealized
       gain (loss) on investments(1).................          (1.66)         (1.50)          0.06           2.73           1.97
                                                        ------------   ------------   ------------   ------------   ------------
       Total from investment operations .............          (1.37)         (1.14)          0.43           3.02           2.24
                                                        ------------   ------------   ------------   ------------   ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income......................          (0.30)         (0.36)         (0.35)         (0.27)         (0.27)
     Distributions from net realized
       gain on investments...........................             --          (0.62)         (0.88)         (0.94)         (0.38)
                                                        ------------   ------------   ------------   ------------   ------------
       Total distributions ..........................          (0.30)         (0.98)         (1.23)         (1.21)         (0.65)
                                                        ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net asset value...........          (1.67)         (2.12)         (0.80)          1.81           1.59
                                                        ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period.......................   $      14.82   $      16.49   $      18.61   $      19.41   $      17.60
                                                        ============   ============   ============   ============   ============
TOTAL RETURN.........................................          (8.42)%        (6.34)%         2.05%         17.83%         14.46%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)                 $     82,126   $    126,690   $    162,896   $    160,286   $    158,398
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser....................................           1.14%          1.12%          1.13%          1.14%          1.18%
     After reimbursement of expenses
       by Adviser....................................           1.14%          1.12%          1.13%          1.14%          1.18%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser(1).................................           1.74%          1.99%          1.93%          1.54%          1.67%
     After reimbursement of expenses
       by Adviser(1).................................           1.74%          1.99%          1.93%          1.54%          1.67%
   Portfolio Turnover................................          32.87%         44.80%         54.51%         34.79%         59.02%

--------------------------------------
 (1) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets is $(0.03), $0.03, (0.10)% and (0.10)%, respectively (Note 8).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

MONTAG & CALDWELL BALANCED FUND - CLASS I                       OCTOBER 31, 2002

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           YEAR           YEAR           YEAR          PERIOD
                                                                           ENDED          ENDED          ENDED          ENDED
                                                                         10/31/02       10/31/01       10/31/00      10/31/99(A)
                                                                       ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period .............................     $      16.49   $      18.62   $      19.42   $      18.36
                                                                       ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(2) ....................................             0.32           0.38           0.39           0.25
     Net realized and unrealized gain (loss) on investments(2) ...            (1.64)         (1.49)          0.09           1.03
                                                                       ------------   ------------   ------------   ------------
       Total from investment operations ..........................            (1.32)         (1.11)          0.48           1.28
                                                                       ------------   ------------   ------------   ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income ...            (0.35)         (0.40)         (0.40)         (0.22)
     Distributions from net realized gain on investments .........               --          (0.62)         (0.88)            --
                                                                       ------------   ------------   ------------   ------------
       Total distributions .......................................            (0.35)         (1.02)         (1.28)         (0.22)
                                                                       ------------   ------------   ------------   ------------
Net increase (decrease) in net asset value .......................            (1.67)         (2.13)         (0.80)          1.06
                                                                       ------------   ------------   ------------   ------------
Net Asset Value, End of Period ...................................     $      14.82   $      16.49   $      18.62   $      19.42
                                                                       ============   ============   ============   ============
TOTAL RETURN .....................................................            (8.18)%        (6.13)%         2.31%          6.98%(1)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..........................     $    133,379   $    179,688   $    174,795   $     90,906
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser .................             0.87%          0.87%          0.88%          0.91%
     After reimbursement of expenses by Adviser ..................             0.87%          0.87%          0.88%          0.91%
   Ratios of net investment income to average net assets:
     Before reimbursement of expenses by Adviser(2) ..............             2.01%          2.25%          2.19%          1.77%
     After reimbursement of expenses by Adviser(2) ...............             2.01%          2.25%          2.19%          1.77%
   Portfolio Turnover ............................................            32.87%         44.80%         54.51%         34.79%(1)

--------------------------------------
 (1)  Not Annualized.

 (2) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets is $(0.02), $0.02, (0.10)% and (0.10)%, respectively (Note 8).

 (a) Montag & Caldwell Balanced Fund - Class I commenced investment operations on December 31, 1998.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

INTERNATIONAL EQUITY FUND - CLASS N                             OCTOBER 31, 2002

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             YEAR        TEN MONTHS        YEAR           YEAR           YEAR           YEAR
                                             ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                           10/31/02       10/31/01       12/31/00       12/31/99       12/31/98       12/31/97
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period     $      11.44   $      17.82   $      25.08   $      18.97   $      15.38   $      15.83
                                         ------------   ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss).....          (0.04)(a)       0.03          (0.06)          0.04           0.01           0.04
     Net realized and unrealized gain (loss)
       on investments.................          (2.14)(a)      (5.48)         (5.66)          7.75           3.85           0.68
                                         ------------   ------------   ------------   ------------   ------------   ------------
       Total from investment operations         (2.18)         (5.45)         (5.72)          7.79           3.86           0.72
                                         ------------   ------------   ------------   ------------   ------------   ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income.......             --             --             --             --          (0.09)         (0.08)
     Distributions from net realized
       gain on investments............             --          (0.93)         (1.54)         (1.68)         (0.18)         (1.09)
                                         ------------   ------------   ------------   ------------   ------------   ------------
       Total distributions............             --          (0.93)         (1.54)         (1.68)         (0.27)         (1.17)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net asset value      (2.18)         (6.38)         (7.26)          6.11           3.59          (0.45)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period           $       9.26   $      11.44   $      17.82   $      25.08   $      18.97   $      15.38
                                         ============   ============   ============   ============   ============   ============
TOTAL RETURN                                   (19.14)%       (31.33)%(1)    (22.87)%        41.86%         25.43%          4.56%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)  $     15,581   $     78,252   $    130,699   $    204,922   $    142,862   $     85,440
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser............           1.67%          1.36%          1.31%          1.31%          1.38%          1.35%
     After reimbursement of
       expenses by Adviser............           1.41%          1.35%          1.31%          1.31%          1.38%          1.35%
   Ratios of net investment income (loss)
     to average net assets:
     Before reimbursement of
       expenses by Adviser............          (0.26)%         0.26%         (0.17)%         0.15%          0.02%          0.23%
     After reimbursement of
       expenses by Adviser............           0.00%          0.27%         (0.17)%         0.15%          0.02%          0.23%
   Portfolio Turnover.................          51.37%         29.55%(1)      38.00%         31.00%         31.00%         17.00%

-------------------------------------
 (1)  Not Annualized.

 (a) The selected per share data was calculated using weighted average shares method for the period.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

CHICAGO CAPITAL BOND FUND - CLASS N                             OCTOBER 31, 2002

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            YEAR           YEAR           YEAR           YEAR           YEAR
                                                            ENDED          ENDED          ENDED          ENDED          ENDED
                                                          10/31/02       10/31/01       10/31/00       10/31/99       10/31/98
                                                        ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period.................   $      10.34   $       9.73   $       9.71   $      10.27   $      10.13
                                                        ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(2)........................           0.51           0.61           0.66           0.61           0.60
     Net realized and unrealized
       gain (loss) on investments(2).................          (0.24)          0.62             --          (0.51)          0.15
                                                        ------------   ------------   ------------   ------------   ------------
       Total from investment operations .............           0.27           1.23           0.66           0.10           0.75
                                                        ------------   ------------   ------------   ------------   ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income......................          (0.55)         (0.62)         (0.64)         (0.61)         (0.61)
     Distributions from net realized
       gain on investments...........................             --             --             --          (0.05)            --
                                                        ------------   ------------   ------------   ------------   ------------
       Total distributions ..........................          (0.55)         (0.62)         (0.64)         (0.66)         (0.61)
                                                        ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net asset value...........          (0.28)          0.61           0.02          (0.56)          0.14
                                                        ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period.......................   $      10.06   $      10.34   $       9.73   $       9.71   $      10.27
                                                        ============   ============   ============   ============   ============
TOTAL RETURN.........................................           2.80%         13.09%          6.98%          1.02%          7.66%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)                 $    229,676   $    369,597   $    104,960   $    133,408   $    160,561
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser....................................           0.92%          0.96%          0.95%          0.93%          0.96%
     After reimbursement of expenses
       by Adviser....................................           0.74%          0.74%          0.76%(1)       0.80%          0.80%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser(2).................................           4.87%          5.90%          6.53%          5.91%          5.79%
     After reimbursement of expenses
       by Adviser(2).................................           5.05%          6.12%          6.72%          6.04%          5.95%
   Portfolio Turnover................................          77.19%         61.78%         39.27%         49.83%         45.29%

----------------------------
 (1) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 0.80% to 0.74% on February 15, 2000.

 (2) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets is $(0.03), $0.03, (0.23)% and (0.23)%, respectively (Note 8).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

CHICAGO CAPITAL BOND FUND - CLASS I                             OCTOBER 31, 2002

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           YEAR           YEAR          PERIOD
                                                                           ENDED          ENDED          ENDED
                                                                         10/31/02       10/31/01      10/31/00(A)
                                                                       ------------   ------------   ------------
Net Asset Value, Beginning of Period. ........................         $      10.34   $       9.73   $       9.64
                                                                       ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(2) ................................                 0.56           0.64           0.17
     Net realized and unrealized gain (loss) on investments(2)                (0.26)          0.62           0.09
                                                                       ------------   ------------   ------------
       Total from investment operations ......................                 0.30           1.26           0.26
                                                                       ------------   ------------   ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income                (0.58)         (0.65)         (0.17)
     Distributions from net realized gain on investments .....                   --             --             --
                                                                       ------------   ------------   ------------
       Total distributions ...................................                (0.58)         (0.65)         (0.17)
                                                                       ------------   ------------   ------------
Net increase (decrease) in net asset value ...................                (0.28)          0.61           0.09
                                                                       ------------   ------------   ------------
Net Asset Value, End of Period ...............................         $      10.06   $      10.34   $       9.73
                                                                       ============   ============   ============
TOTAL RETURN .................................................                 3.07%         13.36%          2.70%(1)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ......................         $    262,924   $     79,444   $     49,432
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser .............                 0.67%          0.71%          0.70%
     After reimbursement of expenses by Adviser ..............                 0.49%          0.49%          0.51%
   Ratios of net investment income to average net assets:
     Before reimbursement of expenses by Adviser(2) ..........                 5.12%          6.15%          6.78%
     After reimbursement of expenses by Adviser(2) ...........                 5.30%          6.37%          6.97%
   Portfolio Turnover ........................................                77.19%         61.78%         39.27%(1)

----------------------------
 (1)  Not Annualized.

 (2) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets is $(0.01), $0.01, (0.23)% and (0.23)%, respectively (Note 8).

 (a) ABN AMRO/Chicago Capital Bond Fund - Class I commenced investment operations on July 31, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

INVESTMENT GRADE BOND FUND - CLASS I(A)                         OCTOBER 31, 2002

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          SIX MONTHS        YEAR           YEAR           YEAR           YEAR           YEAR
                                             ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                           10/31/02        4/30/02        4/30/01        4/30/00        4/30/99        4/30/98
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period     $       9.96   $       9.88   $       9.54   $       9.99   $      10.03   $       9.80
                                         ------------   ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income............           0.24           0.54           0.57           0.57           0.58           0.59
     Net realized and unrealized gain
       (loss) on investments..........           0.41           0.08           0.34          (0.44)         (0.03)          0.23
                                         ------------   ------------   ------------   ------------   ------------   ------------
       Total from investment operations          0.65           0.62           0.91           0.13           0.55           0.82
                                         ------------   ------------   ------------   ------------   ------------   ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income.......          (0.28)         (0.54)         (0.57)         (0.57)         (0.58)         (0.59)
     Contribution (return) of capital.             --             --             --          (0.01)         (0.01)            --
                                         ------------   ------------   ------------   ------------   ------------   ------------
       Total distributions............          (0.28)         (0.54)         (0.57)         (0.58)         (0.59)         (0.59)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net asset value       0.37           0.08           0.34          (0.45)         (0.04)          0.23
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period .......   $      10.33   $       9.96   $       9.88   $       9.54   $       9.99   $      10.03
                                         ============   ============   ============   ============   ============   ============
TOTAL RETURN .........................           6.60%(1)       6.38%          9.76%          1.40%          5.60%          8.56%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)  $     54,748   $     83,142   $     90,771   $     93,202   $     86,920   $     80,342
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser.....................           1.06%          1.05%          1.05%          1.02%          1.03%          1.06%
     After reimbursement of expenses
       by Adviser.....................           0.65%          0.60%          0.60%          0.57%          0.57%          0.56%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser.....................           4.11%          4.93%          5.39%          5.48%          5.39%          5.42%
     After reimbursement of expenses
       by Adviser.....................           4.52%          5.38%          5.84%          5.93%          5.85%          5.92%
   Portfolio Turnover.................          80.49%(1)      17.00%         28.00%         27.00%         20.00%         21.00%

---------------------------------
 (1)  Not Annualized.

 (a) Prior to June 17, 2002, the ABN AMRO Investment Grade Bond Fund was formerly known as Independence One Fixed Income Fund. The information presented in the table represents financial and performance history of Independence One Fixed Income Trust Class. See Note A for details of the reorganization.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

CHICAGO CAPITAL MUNICIPAL BOND FUND - CLASS N                   OCTOBER 31, 2002

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            YEAR           YEAR           YEAR           YEAR           YEAR
                                                            ENDED          ENDED          ENDED          ENDED          ENDED
                                                          10/31/02       10/31/01       10/31/00       10/31/99       10/31/98
                                                        ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period.................   $      10.43   $       9.92   $       9.73   $      10.36   $      10.19
                                                        ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ..........................           0.41           0.47           0.48           0.46           0.44
     Net realized and unrealized gain
       (loss) on investments.........................           0.13           0.51           0.21          (0.63)          0.17
                                                        ------------   ------------   ------------   ------------   ------------
       Total from investment operations .............           0.54           0.98           0.69          (0.17)          0.61
                                                        ------------   ------------   ------------   ------------   ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income......................          (0.41)         (0.47)         (0.50)         (0.46)         (0.44)
                                                        ------------   ------------   ------------   ------------   ------------
       Total distributions ..........................          (0.41)         (0.47)         (0.50)         (0.46)         (0.44)
                                                        ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net asset value...........           0.13           0.51           0.19          (0.63)          0.17
                                                        ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period.......................   $      10.56   $      10.43   $       9.92   $       9.73   $      10.36
                                                        ============   ============   ============   ============   ============
TOTAL RETURN.........................................           5.32%         10.09%          7.30%         (1.77)%         6.17%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .............   $     54,264   $     48,222   $     18,903   $     17,219   $     13,210
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser....................................           0.81%          1.06%          1.17%          1.20%          1.41%
     After reimbursement of expenses
       by Adviser....................................           0.50%          0.18%(2)       0.10%          0.10%          0.35%(1)
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser....................................           3.62%          3.67%          3.82%          3.45%          3.22%
     After reimbursement of expenses
       by Adviser....................................           3.93%          4.55%          4.89%          4.55%          4.28%
   Portfolio Turnover................................          53.17%         60.10%         91.58%         22.83%         34.33%

-------------------------------------------------
 (1) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 0.90% to 0.10% on February 27, 1998.

 (2) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 0.10% to 0.50% on September 24, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

CHICAGO CAPITAL MONEY MARKET FUND - CLASS N                     OCTOBER 31, 2002

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            YEAR           YEAR           YEAR           YEAR           YEAR
                                                            ENDED          ENDED          ENDED          ENDED          ENDED
                                                          10/31/02       10/31/01       10/31/00       10/31/99       10/31/98
                                                        ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period.................   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                        ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income...........................           0.01           0.04           0.06           0.05           0.05
                                                        ------------   ------------   ------------   ------------   ------------
     Less distributions from
       net investment income.........................          (0.01)         (0.04)         (0.06)         (0.05)         (0.05)
                                                        ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period.......................   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                        ============   ============   ============   ============   ============
TOTAL RETURN.........................................           1.37%          4.40%          5.90%          4.76%          5.24%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)                 $    340,537   $    484,148   $    359,483   $    335,140   $    281,389
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser....................................           0.52%          0.51%          0.50%          0.51%          0.52%
     After reimbursement of expenses
       by Adviser....................................           0.52%          0.51%          0.50%          0.51%          0.51%(1)
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser....................................           1.39%          4.24%          5.72%          4.63%          5.13%
     After reimbursement of expenses
       by Adviser....................................           1.39%          4.24%          5.72%          4.63%          5.14%

------------------------------
 (1) As of February 27, 1998, the Adviser no longer waived fees or reimbursed expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

                                                                OCTOBER 31, 2002
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE (A) FUND ORGANIZATION: ABN AMRO Funds (the "Former Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated September 17, 1992. The Former Trust was registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with 18 separate portfolios (the "Predecessor Funds").

During September 2001, the net assets of the constituent portfolios of the Former Trust were either transferred or merged with the newly created or existing funds (the "Funds") of Alleghany Funds (the "Trust") which was organized as a Delaware business trust under a Declaration of Trust dated September 10, 1993. The Trust is also registered under the 1940 Act, and operates as an open-end management investment company that is comprised of 27 separate portfolios.

Twenty Funds are included in these financial statements: ABN AMRO/Chicago Capital Growth Fund ("Chicago Capital Growth Fund"), ABN AMRO/Montag & Caldwell Growth Fund ("M&C Growth Fund"), ABN AMRO/TAMRO Large Cap Value Fund ("TAMRO Large Cap Value Fund"), ABN AMRO Value Fund ("Value Fund"), ABN AMRO/Veredus Select Growth Fund ("Veredus Select Growth Fund"), ABN AMRO/Talon Mid Cap Fund ("Talon Mid Cap Fund"), ABN AMRO/TAMRO Small Cap Fund ("TAMRO Small Cap Fund"), ABN AMRO/Veredus Aggressive Growth Fund ("Veredus Aggressive Growth Fund"), ABN AMRO Real Estate Fund ("Real Estate Fund"), ABN AMRO/Veredus SciTech Fund
("Veredus SciTech Fund"), ABN AMRO Equity Plus Fund ("Equity Plus Fund") (formerly Independence One Equity Plus Fund), ABN AMRO Select Small Cap Fund ("Select Small Cap Fund") (formerly Independence One Small Cap Fund), ABN AMRO/Chicago Capital Balanced Fund ("Chicago Capital Balanced Fund"), ABN AMRO/Montag & Caldwell Balanced Fund ("M&C Balanced Fund"), ABN AMRO International Equity Fund ("International Equity Fund"), ABNAMROGlobal Emerging Markets Fund ("Global Emerging Markets Fund"), ABN AMRO/Chicago Capital Bond Fund ("Chicago Capital Bond Fund"), ABN AMRO Investment Grade Bond Fund ("Investment Grade Bond Fund") (formerly Independence One Fixed Income Fund), ABN AMRO/Chicago Capital Municipal Bond Fund ("Chicago Capital Municipal Bond Fund") and ABN AMRO/Chicago Capital Money Market Fund ("Chicago Capital Money Market Fund") (each a "Fund" and collectively, the "Funds"). Global Emerging Markets Fund has not yet commenced operations as of October 31, 2002.

REORGANIZATION - 2001

The assets and liabilities of certain Predecessor Funds of the Former Trust were transferred in tax-free transactions to newly formed series of the same name of the Trust, pursuant to an Agreement and Plan of Reorganization, dated September 26, 2001. The Common shares and the Investor shares of the Predecessor Funds were exchanged for Class N shares of the respective Fund of the Trust. A summary of the reorganizations as of September 26, 2001 are as follows:

                                             DOLLAR AMOUNTS                          FUND SHARES              NET ASSET VALUE
                                             --------------                          -----------              ---------------
                                                                                  COMMON    INVESTOR
PREDECESSOR FUND                   COMMON      INVESTOR     TOTAL NET             SHARES     SHARES           COMMON INVESTOR
OF FORMER TRUST                    SHARES       SHARES        ASSETS             EXCHANGED  EXCHANGED         SHARES  SHARES
----------------                   ------       ------        ------             ---------  ---------         ------  ------
Growth Fund ................... $160,685,843  $1,669,380   $162,355,223         16,120,008    170,105         $ 9.97  $ 9.81
Value Fund ....................  111,714,513     956,051    112,670,564         12,239,651    104,859           9.13    9.12
Small Cap Fund ................   57,383,113     355,920     57,739,033          5,427,788     34,485          10.57   10.32
Real Estate Fund ..............   15,717,347         174     15,717,521          1,695,525         14           9.27   12.43
International Equity Fund .....   74,218,683   1,271,090     75,489,773          6,862,341    119,788          10.82   10.61

                                                                              CLASS N SHARES ISSUED IN
FUND OF SUCCESSOR TRUST         PROCEEDS FROM ISSUANCE OF CLASS N SHARES          TAX-FREE EXCHANGE           CLASS N SHARES
-----------------------         ----------------------------------------      ------------------------        --------------
Growth Fund ........................        $162,355,223                            16,287,480                     $  9.97
Value Fund .........................         112,670,564                            12,344,398                        9.13
Small Cap Fund .....................          57,739,033                             5,461,454                       10.57
Real Estate Fund ...................          15,717,521                             1,695,543                        9.27
International Equity Fund ..........          75,489,773                             6,979,873                       10.82

          ABN AMRO FUNDS
------------------------

                                                                OCTOBER 31, 2002
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

FUND ACQUISITIONS - 2001

On September 21, 2001, various Funds of the Trust acquired the assets and liabilities of various Predecessor Funds of the Former Trust, pursuant to a plan of reorganization approved by the shareholders of the Predecessor Funds on August 24, 2001. The acquisition was accomplished by tax-free exchanges of Class N shares of the respective Funds for outstanding Common shares and Investor shares of the Predecessor Funds. A summary of the acquisitions as of September 21, 2001, were as follows:

                                                  DOLLAR AMOUNTS                     FUND SHARES    NET ASSET VALUE
                                                  --------------                     -----------    ---------------
PREDECESSOR FUND
OF FORMER TRUST                        TOTAL NET ASSETS   UNREALIZED GAIN/(LOSS)  SHARES EXCHANGED
---------------                        ----------------   ----------------------  ----------------
ABN AMRO Balanced Fund ...............     $ 54,446,692        $(6,536,202)           6,628,952           $ 8.21
ABN AMRO Fixed Income Fund ...........      203,109,290          6,900,410           20,008,906            10.14
ABN AMRO Tax-Exempt Fixed Income Fund.       23,429,057          1,682,011            2,181,242            10.74

                                   NET ASSETS PRIOR  PROCEEDS FROM ISSUANCE    NET ASSETS        CLASS N SHARES ISSUED    NET ASSET
FUND OF SUCCESSOR TRUST             TO ACQUISITION      OF CLASS N SHARES    AFTER ACQUISITION   IN TAX-FREE EXCHANGE       VALUE
-----------------------            ----------------  ----------------------  -----------------   ---------------------  ------------
Chicago Capital Balanced Fund...... $257,276,325         $ 54,446,692          $311,723,017            5,468,701          $  9.96
Chicago Capital Bond Fund..........  145,297,297          203,109,290           348,406,587           20,068,532            10.12
Chicago Capital Municipal Bond Fund   23,116,262           23,429,057            46,545,319            2,262,599            10.35

The Trust changed its name to ABN AMRO Funds immediately following the transfer of assets.

FUND ACQUISITIONS - 2002

The Board of Trustees held special meetings and approved plans to merge certain existing ABN AMRO Funds in tax-free plans of reorganizations during fiscal 2002, as follows:

DATE OF TRUSTEE MEETING       ACQUIRED FUND          SUCCESSOR FUND             MERGER DATE
-----------------------       -------------          --------------             -----------
      1/21/02            Chicago Capital Small       TAMRO Small Cap Fund         4/15/02
                         Cap Value Fund
      3/21/02            ABN AMRO Growth Fund        Chicago Capital Growth Fund  9/20/02
      3/21/02            ABN AMRO Small Cap Fund     TAMRO Small Cap Fund         9/20/02

In conjunction with these transactions, details pertaining to the acquired and successor funds are included in the tables below:

                                          SHARES EXCHANGED        NET ASSETS       UNREALIZED GAIN (LOSS)
ACQUIRED FUND                                 IN MERGER       AT DATE OF MERGER       AT DATE OF MERGER
-------------                             ----------------    ------------------    ----------------------
Chicago Capital Small Cap Value Fund..       2,350,367           $30,608,249          $ 8,484,763
ABN AMRO Growth Fund..................       1,436,377            12,478,751           (2,339,305)
ABN AMRO Small Cap Fund...............         750,503             6,962,434             (946,395)

                                      CLASS N SHARES ISSUED   NET ASSETS          NET ASSETS
SUCCESSOR FUND                              AT MERGER        BEFORE MERGER       AFTER MERGER
--------------                              ---------        -------------       ------------
TAMRO Small Cap Fund..................     2,231,397          $28,007,009        $58,615,258
Chicago Capital Growth Fund...........       709,638          687,196,561        699,675,312
TAMRO Small Cap Fund..................       662,080           34,207,297         41,169,731

FUND ACQUISITIONS 2002: INDEPENDENCE ONE MUTUAL FUNDS

At a meeting held on December 20, 2001, the Board approved an Agreement and Plan of Reorganization (the "Independence One Agreement"), providing the acquisition of all of the portfolios of the Independence One Mutual Funds. A number of Independence One Mutual Funds were merged with existing ABN AMROFunds in tax-free exchanges of shares. Details with respect to these transactions are as follows:

DATE OF TRUSTEE MEETING   ACQUIRED INDEPENDENCE ONE MUTUAL FUND                  SUCCESSOR FUND             MERGER DATE
-----------------------   -------------------------------------                  --------------             -----------
      12/20/01            International Equity Fund                              International Equity Fund    6/10/02
      12/20/01            Investment Grade Bond Fund (formerly Independence One  Investment Grade Bond Fund   6/17/02
                          Fixed Income Fund) & U.S. Government Securities Fund

          ABN AMRO FUNDS
------------------------

                                                                OCTOBER 31, 2002
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

In conjunction with these transactions, details pertaining to the acquired and successor funds are included in the tables below:

                                                                                                                       UNREALIZED
                                         CLASS A SHARES      CLASS B SHARES       TRUST SHARES        NET ASSETS     GAIN (LOSS) AT
ACQUIRED INDEPENDENCE ONE MUTUAL FUND  EXCHANGED IN MERGER EXCHANGED IN MERGER EXCHANGED IN MERGER AT DATE OF MERGER DATE OF MERGER
-------------------------------------  ------------------- ------------------- ------------------- ----------------- --------------
International Equity Fund............        1,657,493                --                   --        $13,673,852      $(1,907,727)
U.S. Government Securities Fund......        2,913,747            42,658                   --         30,373,077        1,970,341

                                          SHARES ISSUED      NET ASSETS          NET ASSETS
SUCCESSOR FUND                              AT MERGER       BEFORE MERGER       AFTER MERGER
--------------                              ---------       -------------       ------------
International Equity Fund............      1,203,248 (N)      $23,587,856       $ 37,261,708
Investment Grade Bond Fund...........     11,026,653 (I)       80,617,395        110,990,472

In related transactions, the assets and liabilities of other Independence One Mutual Funds were transferred to corresponding ABN AMRO Funds in exchange for shares in such ABN AMRO Funds. On June 17, 2002, Independence One Small Cap Fund
- Class A shares became ABN AMRO Select Small Cap Fund - Class N shares. Independence One Equity Plus Fund - Class A shares and B shares, merged into
Independence One Equity Fund - Trust Class shares and became ABN AMRO Equity Plus Fund - Class I shares. In conjunction with this transaction, details pertaining to the acquired and successor funds are included in the table below:

                                         CLASS A SHARES       CLASS B SHARES        TRUST SHARES          NET ASSETS
ACQUIRED INDEPENDENCE ONE MUTUAL FUND  EXCHANGED IN MERGER  EXCHANGED IN MERGER  EXCHANGED IN MERGER  AT DATE OF MERGER
-------------------------------------  -------------------  -------------------  -------------------  -----------------
Equity Plus Fund.....................         67,215              329,389             11,143,396         $160,572,887

                                        CLASS I SHARES     SUCCESSOR FUND
SUCCESSOR FUND                         ISSUED AT MERGER      NET ASSETS
--------------                         ----------------      ----------
Equity Plus Fund.....................     11,537,526        $160,572,887

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States. Certain reclassifications have been made to prior year financial information to conform with current year presentations.

(1) SECURITY VALUATION: Equity securities and index options traded on a national exchange and over-the-counter securities listed on the NASDAQ National Market System are valued at the last reported sales price at the close of the respective exchange. Securities for which there have been no sales on the valuation date are valued at the mean of the last reported bid and asked prices on their principal exchange. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the last quoted bid and asked prices. Fixed income securities, except short-term investments, are valued on the basis of prices provided by a pricing service when such prices are believed by the Adviser to reflect the fair market value of such securities in accordance with guidelines adopted. If accurate market quotations are not available, securities are valued at the fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost which approximates fair value. Investments in other funds are valued at the underlying fund's net asset value at the date of valuation. Guaranteed Investment Contracts ("GICs") are valued at cost plus accrued interest, which approximates fair value. Foreign securities are converted to United States dollars using exchange rates at the time the net asset value ("NAV") is computed. For Chicago Capital Money Market Fund, all securities, with the exception of repurchase agreements and GICs, are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income.

(2) REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If

          ABN AMRO FUNDS
------------------------

                                                                OCTOBER 31, 2002
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(3) DERIVATIVE FINANCIAL INSTRUMENTS: All Funds except Chicago Capital Money Market Fund are authorized to utilize derivative financial instruments. A derivative financial instrument in very general terms, refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index. A Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of a Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation on investments. Upon disposition, a realized gain or loss is recognized accordingly except for exercised option contracts where the recognition of gain or loss is postponed until the disposal of the security underlying the option contract. Summarized in (4) and (5) below are specific derivative instruments used by the Funds listed above.

(4) FUTURES AND OPTIONS: All Funds except Chicago Capital Money Market Fund may use futures contracts to manage its exposure to the markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are an imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, the possibility of an illiquid market and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the options quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

(5) FORWARD CURRENCY TRANSACTIONS: Forward foreign exchange contracts are used to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(6) MORTGAGE-BACKED SECURITIES: Chicago Capital Growth Fund, Chicago Capital Balanced Fund, M&C Balanced Fund, Chicago Capital Bond Fund, Investment Grade Bond Fund and Chicago Capital Municipal Bond Fund may invest in mortgage-backed securities (MBS), representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. Most of the securities are guaranteed by federally sponsored agencies such as Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae) or Federal Home Loan Mortgage Corporation (Freddie
Mac). However, some securities may be issued by private, non-government corporations. MBS issued by private agencies are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher.

The Funds listed above may also invest in  collateralized  mortgage  obligations
(CMOs) and real estate mortgage investment conduits (REMICs). A CMO is a bond which is collateralized by a pool of MBS, and a REMIC is similar in form to a CMO. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid. A planned amortization class (PAC) is a specific class of mortgages, which overits life will generally have the most stable cash flows and the lowest prepayment risk. Prepayment may shorten the stated maturity of the CMO and can result in a loss of premium, if any has been paid.

These Funds may also utilize interest only (IO) securities to increase the diversification of the portfolio and man-

           ABN AMRO FUNDS
------------------------

                                                                OCTOBER 31, 2002
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

age risk. An IO security is a class of MBS representing ownership in the cash flows of the interest payments made from a specified pool of MBS. The cash flow on this instrument decreases as the mortgage principal balance is repaid by the borrower.

(7) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is generally determined using the first-in, first-out method.

(8) INCOME RECOGNITION: The Trust adopted the provisions of the Investment Company Audit Guide ("Guide") issued by American Institute of Certified Public Accountants on November 1, 2001. The Funds are required to amortize premiums and accrete discounts on all debt securities and adjust interest income by paydown gains and losses on mortgage and asset-backed securities. Prior to November 1, 2001, Chicago Capital Balanced Fund, M&C Balanced Fund and Chicago Capital Bond Fund did not amortize bond premiums and paydown gains and losses on mortgage and asset-backed securities were presented as realized gains and losses. As of May 1, 2001, Investment Grade Bond, formerly Independence One Fixed Income Fund, began amortizing premiums and accreting discounts on all debt securities. The cumulative effect of applying the required changes had no impact on the net assets reported in the financial statements, but resulted in the following:

                    AT OCTOBER
                     31, 2001       FOR THE YEAR ENDED OCTOBER 31, 2002
                     --------       -----------------------------------
                                                                  INCREASE
                    DECREASE IN    DECREASE       INCREASE       (DECREASE)
                     AMORTIZED   UNDISTRIBUTED  ACCUMULATED    NET UNREALIZED
                      COST OF   NET INVESTMENT  NET REALIZED    APPRECIATION
NAME OF FUND        SECURITIES    HELD INCOME    GAIN/(LOSS)   OF INVESTMENTS
------------        ----------    -----------    -----------   --------------
Chicago Capital
  Balanced Fund     $(170,152)    $(177,691)      $203,987        $(26,296)
Montag & Caldwell
  Balanced Fund      (366,146)     (247,389)       283,606         (36,217)
Chicago Capital
  Bond Fund          (285,914)     (861,007)       279,187         581,820

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect these changes in presentation.

(9) FOREIGN CURRENCY: Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(10) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2002, the following Funds had available realized capital losses to offset future net capital gains through the fiscal year ended:

                                           AMOUNT    EXPIRATION DATE
                                           ------    ---------------
Chicago Capital Growth Fund........    $ 21,737,222        2008
                                         16,345,479        2009
                                         21,762,275        2010
M&C Growth Fund....................     113,814,617        2009
                                        269,879,575        2010
TAMRO Large Cap Value Fund.........         164,545        2009
                                          1,428,177        2010
Value Fund.........................      19,307,363        2010
Veredus Select Growth Fund.........         734,813        2010
Talon Mid Cap Fund.................         754,690        2010
TAMRO Small Cap Fund...............       1,374,288        2010
Veredus Aggressive Growth Fund.....          79,204        2006
                                         26,239,611        2009
                                        166,261,994        2010
Veredus SciTech Fund...............         253,649        2008
                                            729,795        2009
                                          1,041,291        2010
Select Small Cap Fund..............          92,858        2009
                                          1,095,321        2010
Chicago Capital Balanced Fund......       5,663,432        2009
                                          8,721,960        2010
M&C Balanced Fund..................      16,152,430        2009
                                         18,558,256        2010
International Equity Fund..........       4,656,592        2008
                                          4,938,249        2009
                                         17,436,919        2010
Chicago Capital Bond Fund..........       2,180,457        2006
                                          5,610,941        2008
                                          2,478,635        2010
Chicago Capital Municipal Bond Fund          14,321        2008

          ABN AMRO FUNDS
------------------------

                                                                OCTOBER 31, 2002
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

(11) MULTI-CLASS OPERATIONS: With respect to Chicago Capital Growth Fund, M&C Growth Fund, Veredus Aggressive Growth Fund, M&C Balanced Fund and Chicago Capital Bond Fund, each class offered by these Funds has equal rights as to assets. Income, non-class specific expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses include distribution fees and reports to shareholder expenses.

(12) ORGANIZATION COSTS: Certain costs incurred in connection with Veredus Aggressive Growth Fund and Real Estate Fund organization have been capitalized and are being amortized on a straight-line basis over five years, commencing on June 30, 1998 and December 31, 1997, respectively. Funds commencing operations subsequent to June 30, 1998 had their organization costs paid by the Adviser.

(13) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE (C)  DIVIDENDS  FROM NET  INVESTMENT  INCOME AND  DISTRIBUTIONS  OF CAPITAL
GAINS: Dividends and distributions to shareholders are recorded on the ex-dividend date. The following funds distribute dividends from net investment income to shareholders monthly and net realized gains from investment transactions, if any, are distributed at least annually:

Chicago Capital Bond Fund
Investment Grade Bond Fund

The  following  funds  distribute   dividends  from  net  investment  income  to
shareholders quarterly and net realized gains from investment transactions, if any, are distributed at least annually:

Chicago Capital Growth Fund
M&C Growth Fund
TAMRO Large Cap Value Fund
Value Fund
Veredus Select Growth Fund
Talon Mid Cap Fund
TAMRO Small Cap Fund
Veredus Aggressive Growth
Real Estate Fund
Veredus SciTech Fund
Equity Plus Fund
Select Small Cap Fund
Chicago Capital Balanced Fund
M&C Balanced Fund

International Equity Fund distributes dividends from net investment income and net realized gains from investment transactions, if any, at least annually.

Chicago Capital Municipal Bond Fund declares dividends daily and pays net investment income monthly and net realized gains, if any, at least annually. Chicago Capital Money Market Fund declares dividends daily from its net investment income. Chicago Capital Money Market Fund and Chicago Capital Municipal Bond Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. Differences in dividends per share between classes of Chicago Capital Growth Fund, M&C Growth Fund, Veredus Aggressive Growth Fund, M&C Balanced Fund and Chicago Capital Bond Fund are due to different class expenses.

Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of permanent book and tax basis differences.

Permanent differences between book and tax basis reporting for the 2002 fiscal period have been identified and appropriately reclassified as indicated below. These reclassifications have no impact on net assets.

                                   ACCUMULATED       ACCUMULATED
                                UNDISTRIBUTED NET    NET REALIZED     PAID IN
FUND                            INVESTMENT INCOME     GAIN/LOSS       CAPITAL
----                            -----------------    ------------     -------
Chicago Capital Growth Fund....  $1,153,976          $(38,081,173)  $36,927,197
TAMRO Large Cap Value Fund.....        (308)                  308           --
Value Fund.....................    (198,574)                6,673       191,901
Veredus Select Growth Fund.....       7,494                    --        (7,494)
Talon Mid Cap Fund.............     375,805                   393      (376,198)
TAMRO Small Cap Fund...........      68,526              (275,078)      206,552
Veredus Aggressive Growth Fund.   4,196,408                    --    (4,196,408)
Real Estate Fund...............    (114,679)              114,679            --
Veredus SciTech Fund...........      38,027                    --       (38,027)
Equity Plus Fund...............          --                 1,023        (1,023)
Select Small Cap Fund..........      37,338               818,104      (855,442)
Chicago Capital Balanced Fund..     251,493              (251,493)           --
M&C Balanced Fund..............     283,606              (283,606)           --
International Equity Fund......     201,873            (5,029,231)    4,827,358
Chicago Capital Bond Fund......     455,869              (455,869)           --
Investment Grade Bond Fund.....     162,362              (162,362)           --

          ABN AMRO FUNDS
------------------------

                                                                OCTOBER 31, 2002
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. The tax character of distributions paid during 2002 and 2001 was as follows:

                                           DISTRIBUTIONS PAID IN 2002                      DISTRIBUTIONS PAID IN 2001
                                           --------------------------                      --------------------------
                                    TAX-EXEMPT                      LONG-TERM      TAX-EXEMPT                      LONG-TERM
                                      INCOME     ORDINARY INCOME  CAPITAL GAINS      INCOME     ORDINARY INCOME  CAPITAL GAINS
                                    ----------   ---------------  -------------    ----------   ---------------  -------------
Chicago Capital Growth Fund....       $    --      $       --       $1,289,249     $      --      $        --     $ 59,851,393
M&C Growth Fund................            --       8,332,241               --            --        3,344,310      337,716,003
TAMRO Large Cap Value Fund.....            --          54,062               --            --            2,959               --
Value Fund.....................            --       1,101,116        2,051,354            --          719,971          577,247
Talon Mid Cap Fund.............            --              --          713,163            --          710,113        4,030,189
TAMRO Small Cap Fund...........            --          35,662            1,558            --            4,075               --
Veredus Aggressive Growth Fund.            --              --               --            --       24,973,864               --
Real Estate Fund...............            --         596,329          363,547            --          496,826          398,687
Veredus SciTech Fund...........            --              --               --            --           19,130               --
Equity Plus Fund (1)...........            --         742,470       10,423,095            --        1,785,310        3,522,508
Select Small Cap Fund (1)......            --              --               --            --               --               --
Chicago Capital Balanced Fund..            --       6,116,976          585,421            --        6,477,372       31,403,455
M&C Balanced Fund..............            --       5,505,477               --            --        7,072,468       11,093,512
Chicago Capital Bond Fund......            --      24,505,530               --            --       12,534,805               --
Investment Grade Bond Fund (1).            --       1,836,849               --            --        4,701,594               --
Chicago Capital
  Municipal Bond Fund..........     2,004,217              --               --       945,563               --               --
Chicago Capital
  Money Market Fund............            --       5,426,946               --            --       18,756,372               --

(1) Distributions paid in 2001 represents a time period of May 1, 2001 to April 30, 2002. For distributions paid in 2002, the amounts represents a six months period from May 1, 2002 to October 31, 2002.

As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                                                             UNREALIZED
                                      CAPITAL LOSS     UNDISTRIBUTED     UNDISTRIBUTED    UNDISTRIBUTED     APPRECIATION/
                                      CARRYFORWARD    ORDINARY INCOME  TAX-EXEMPT INCOME LONG-TERM GAIN    (DEPRECIATION)
                                    ---------------  ----------------  ----------------- ---------------  ----------------
Chicago Capital Growth Fund........  $ (59,844,976)   $          --       $     --         $        --      $  5,330,747
M&C Growth Fund....................   (383,694,192)       2,918,599             --                  --       (89,913,346)
TAMRO Large Cap Value Fund.........     (1,592,722)          18,029             --                  --          (372,908)
Value Fund.........................    (19,307,363)         281,335             --                  --       (12,520,187)
Veredus Select Growth Fund.........       (734,813)              --             --                  --             6,872
Talon Mid Cap Fund.................       (754,690)              --             --                  --        (8,561,673)
TAMRO Small Cap Fund...............     (1,374,288)              --             --                  --           153,130
Veredus Aggressive Growth Fund.....   (192,580,809)              --             --                  --       (16,049,687)
Real Estate Fund...................             --               --             --             898,099          (261,631)
Veredus SciTech Fund...............     (2,024,735)              --             --                  --             7,453
Equity Plus Fund...................             --          178,919             --           6,389,861        19,091,452
Select Small Cap Fund..............     (1,188,179)              --             --                  --        (1,565,542)
Chicago Capital Balanced Fund......    (14,385,392)         674,514             --                  --        16,092,483
M&C Balanced Fund..................    (34,710,686)         581,135             --                  --         2,237,412
International Equity Fund..........    (27,031,760)              --             --                  --        (3,685,116)
Chicago Capital Bond Fund..........    (10,270,033)       1,184,385             --                  --        10,380,128
Investment Grade Bond Fund.........             --          218,379             --           1,543,145         2,715,637
Chicago Capital Municipal Bond Fund        (14,321)              --        125,606                  --         2,924,914
Chicago Capital Money Market Fund..             --          308,339             --                  --                --

          ABN AMRO FUNDS
------------------------

                                                                OCTOBER 31, 2002
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

NOTE (D) SHARES OF BENEFICIAL INTEREST: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. At October 31, 2002, Chicago Capital Management, Inc. owned one share of Veredus SciTech Fund, TAMRO Large Cap Value Fund and TAMRO Small Cap Fund.

NOTE (E) INVESTMENT TRANSACTIONS: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the period ended October 31, 2002 were as follows:


                              AGGREGATE PURCHASES                PROCEEDS FROM SALES
                             ---------------------              ---------------------
                         U.S. GOVERNMENT       OTHER         U.S. GOVERNMENT         OTHER
                         ---------------      -------        ---------------         -----

Chicago Capital
  Growth Fund.......     $          --   $  353,142,531      $          --       $ 47,291,156
M&C Growth Fund.....                --    1,232,050,542                 --        769,344,174
TAMRO Large Cap
  Value Fund........                --       13,422,424                 --          7,292,888
Value Fund..........                --      168,060,534                 --        164,075,744
Veredus Select
  Growth Fund.......                --        9,796,921                 --          8,565,758
Talon Mid Cap Fund..                --       88,231,819                 --         29,696,460
TAMRO Small Cap
  Fund..............                --       46,408,539                 --         38,976,628
Veredus Aggressive
  Growth Fund.......                --      897,304,603                 --        602,738,552
Real Estate Fund....                --       10,630,637                 --          6,296,879
Veredus SciTech
  Fund..............                --       13,290,248                 --         12,714,434
Equity Plus Fund (1)                --        1,001,344                 --         40,020,644
Select Small Cap
  Fund (1)..........                --        1,546,688                 --          5,700,717
Chicago Capital
  Balanced Fund.....        72,487,319       90,820,980         79,776,515         71,150,875
M&C Balanced Fund...         9,467,382       75,412,800         36,013,587        103,137,866
International
  Equity Fund.......                --       14,949,601                 --         85,395,994
Chicago Capital
  Bond Fund.........       269,179,051      123,602,572        199,362,140        134,652,913
Investment Grade
  Bond Fund (1).....        23,803,278        7,843,918         59,685,607         32,286,150
Chicago Capital
  Municipal Bond
  Fund..............                --       30,097,981                 --         25,871,894

(1) Represents a six month period from May 1, 2002 to October 31, 2002.


NOTE (F) ADVISORY, ADMINISTRATION AND DISTRIBUTION SERVICES AGREEMENTS: Under various advisory agreements with the Funds, each Adviser provides the Funds with investment advisory services. Under terms of each Fund's investment advisory agreement, fees are accrued daily and paid monthly, based on a specified annual rate of average daily net assets. In addition, certain Funds have an expense limitation agreement with the Adviser, which capped annual total expenses for Class N and Class I shareholders at certain specified annual rates of average daily net assets, respectively.

                                                             CONTRACTUAL
                                    GROSS                EXPENSE LIMITATIONS
                                    -----                -------------------
                                ADVISORY FEES            CLASS N     CLASS I
                                -------------            -------     -------
Chicago Capital Growth Fund          0.70%                  N/A        N/A
M&C Growth Fund             0.80% on first $800,000,000
                              0.60% over $800,000,000       N/A        N/A
TAMRO Large Cap Value Fund           0.80%                 1.20%       N/A
Value Fund*                          0.80%                 0.94%       N/A
Veredus Select Growth Fund           0.80%                 1.30%       N/A
Talon Mid Cap Fund                   0.80%                 1.30%       N/A
TAMRO Small Cap Fund                 0.90%                 1.30%       N/A
Veredus Aggressive
  Growth Fund                        1.00%                 1.40%      1.15%
Real Estate Fund                     1.00%                 1.37%       N/A
Veredus SciTech Fund                 1.00%                 1.50%       N/A
Equity Plus Fund                     0.40%                  N/A       0.51%
Select Small Cap Fund                0.50%                 1.03%       N/A
Chicago Capital
  Balanced Fund                      0.70%                  N/A        N/A
M&C Balanced Fund                    0.75%                  N/A        N/A
International Equity Fund            1.00%                 1.41%       N/A
Chicago Capital Bond Fund            0.55%                 0.74%      0.49%
Investment Grade Bond Fund           0.70%                  N/A       0.64%
Chicago Capital
  Municipal Bond Fund                0.60%                  N/A        N/A
Chicago Capital
  Money Market Fund                  0.40%                  N/A        N/A

* Contractual expense limitation changed from 1.08% to 0.94% on January 1, 2002.

Effective December 31, 2001, MFS Institutional Advisors, Inc. ("MFS") has entered into an investment sub-advisory agreement with ABN AMRO Asset Management
(USA) LLC ("AAAM"), the Adviser to Value Fund. Prior to December 31, 2001, Mellon Equity Associates, LLP served as sub-adviser to Value Fund. thinkorswim Advisors, Inc. serves as sub-adviser to Equity Plus Fund and Select Small Cap Fund. Sub-advisory fees are paid monthly by the Adviser.

ABN AMRO Investment Fund Services, Inc. (the "Administrator"), provides the Funds with various administrative services. Under terms of the Funds' administration agreement, administration and custody liaison fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets and a fixed charge that varies according to the size of the fund. The fee arrangements are as follows:

    ADMINISTRATION                             CUSTODY
         FEES               ANNUAL RATE      LIAISON FEES       ANNUAL RATE
         ----               -----------      ------------       -----------
First $2 billion              0.060%       First $100 million     $10,000
$2 billion to $12.5 billion   0.050        Next  $400 million      15,000
Over $12.5 billion            0.045        Over  $500 million      20,000

The Administrator has entered into a sub-administration agreement with PFPC Inc. ("PFPC") to provide certain

          ABN AMRO FUNDS
------------------------

                                                                OCTOBER 31, 2002
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

administrative services to the Funds. Under terms of the Funds' sub-administration agreement, sub-administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets, as follows.

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $2 billion              0.045%
$2 billion to $3 billion      0.040
$3 billion to $8 billion      0.030
$8 billion to $12 billion     0.025
Over $12 billion              0.020

Custody liaison fees are fixed at an annual rate of $10,000 per Fund.

ABN AMRO Distribution Services (USA) Inc. serves as principal underwriter and distributor of the Funds' shares. Pursuant to a Rule 12b-1 distribution plan (the "Plan") adopted by the Funds, with the exception of Chicago Capital Money Market Fund, with respect to Class N shares, the Funds pay certain expenses associated with the distribution of their shares. Under the Plan, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund's average daily net assets. The Class I shares of Chicago Capital Growth Fund, M&C Growth Fund, Veredus Aggressive Growth Fund, Equity Plus Fund, Investment Grade Bond Fund, M&C Balanced Fund and Chicago Capital Bond Fund do not have distribution plans.

The Trust does not compensate its officers or affiliated Trustees. The Trust pays each unaffiliated Trustee $5,000 per Board of Trustees' meeting attended and an annual retainer of $5,000 and reimburses each unaffiliated Trustee for out-of-pocket expenses.

NOTE (G): CREDIT AGREEMENT. The Credit Agreement, amended December 13, 2001, provides the Trust with a revolving credit facility up to $50 million utilizing J.P. Morgan Chase & Co. The facility is shared by the Funds and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The annual commitment fee is 0.18% of the unused portion of the facility and the interest rate is equivalent to the Federal Funds Rate plus 0.45%. Borrowings must be repaid within 30 days. At October 31, 2002, there were no borrowings outstanding against the line of credit. During the fiscal year, International Equity Fund borrowed an average amount of $4,928,511 over fourteen days. The average interest rate charged for this period was 2.03% and this Fund had a total of $3,899 of interest expense paid for using this line of credit.

          ABN AMRO FUNDS
------------------------

                                                                OCTOBER 31, 2002
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

 SHAREHOLDER  VOTING  RESULTS  (UNAUDITED):

(1) On December 21, 2001, a Special Meeting of the Shareholders of Value Fund approved the new sub-investment advisory agreement between the Trust and MFS. Below are the voiting results of the agreement:

        VOTED FOR:              VOTED AGAINST:          ABSTAINED:
        ----------              --------------         -----------
      11,195,821.434               105.000              9,092.194

(2) On September 12, 2002, a Special Meeting of the Shareholders of ABN AMRO Growth Fund approved an Agreement and Plan of reorganization to transfer all assets and liabilities of ABN AMRO Growth Fund to Chicago Capital Growth Fund shares. Below are the voting results of the agreement:

        VOTED FOR:              VOTED AGAINST:          ABSTAINED:
        ----------              --------------         -----------
       1,556,846.282             1,614.029                666.980

(3) On September 12, 2002, a Special Meeting of the Shareholders of ABN AMRO Small Cap Fund approved an Agreement and Plan of Reorganization to transfer all assets and liabilities of ABN AMRO Small Cap Fund to TAMRO Small Cap Fund shares. Below are the voting results of the agreement:

        VOTED FOR:              VOTED AGAINST:          ABSTAINED:
        ----------              --------------         -----------
         708,277.698               532.943              1,052.158

TAX INFORMATION (UNAUDITED): In accordance with Federal tax law, the following ABN AMRO Funds hereby make the designations indicated below regarding their fiscal year ended October 31, 2002.

The following are the percentage of the income dividends qualifying for the dividends received deduction available to corporations:

NAME OF FUND                            PERCENTAGE
------------                            ----------
Montag & Caldwell Growth Fund.......      100.00%
TAMRO Large Cap Value Fund..........      100.00%
Value Fund..........................      100.00%
TAMRO Small Cap Fund................       23.58%
Real Estate Fund....................      100.00%
Equity Plus Fund....................       97.01%
Chicago Capital Balanced Fund.......       26.25%
Montag & Calwell Balanced Fund......       38.70%
Investment Grade Bond Fund..........        0.84%

For the year ended October 31, 2002, 100.00% of the income distributions made by Chicago Capital Municipal Bond Fund were exempt from federal income taxes.

Shareholders should not use the above information to prepare their tax returns. The information will be included with your Form 1099 DIV which will be sent to
you   separately   in   January   2003.

          ABN AMRO FUNDS
------------------------

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------



To the Shareholders and Board of Trustees of ABN AMRO Funds

We have audited the accompanying statement of assets and liabilities, including the schedules of investments, of the Chicago Capital Growth Fund, Montag & Caldwell Growth Fund, TAMRO Large Cap Value Fund, Value Fund, Veredus Select Growth Fund, Talon Mid Cap Fund, TAMRO Small Cap Fund, Veredus Aggressive Growth Fund, Real Estate Fund, Veredus SciTech Fund, Equity Plus Fund, Select Small Cap Fund, Chicago Capital Balanced Fund, Montag and Caldwell Balanced Fund, International Equity Fund, Chicago Capital Bond Fund, Investment Grade Bond Fund, Chicago Capital Municipal Bond Fund, and Chicago Capital Money Market Fund (the "Funds")(nineteen of the Funds constituting the ABN AMRO Funds (the "Trust")), as of October 31, 2002 and the related statement of operations and the statement of changes in net assets and financial highlights for the periods indicated therein except as indicated below. These financial statements and financial  highlights  are the  responsibility  of the Trust's  management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets of the Chicago Capital Growth Fund, Montag & Caldwell Growth Fund, Talon Mid Cap Fund, Veredus Aggressive Growth Fund, Veredus SciTech Fund, Chicago Capital Balanced Fund, Montag and Caldwell Balanced Fund, Chicago Capital Bond Fund, Chicago Capital Municipal Bond Fund, and Chicago Capital Money Market Fund for the year ended October 31, 2000, and the financial highlights for each of the three years in the period then ended, were audited by other auditors whose report dated December 18, 2000 expressed an unqualified opinion on those financial statements and financial highlights. In addition, the statement of changes in net assets of the Equity Plus Fund, Select Small Cap Fund and Investment Grade Bond Fund for the years ended April 30, 2002 and 2001, and the financial highlights for each of the indicated years in the period ended April 30, 2002 were audited by other auditors whose report dated May 31, 2002 expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned portfolios of ABN AMRO Funds at October 31, 2002, the results of their operations, changes in their net assets and financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States.


                                                           /S/ ERNST & YOUNG LLP


Chicago, Illinois
December 18, 2002

          ABN AMRO FUNDS
------------------------

                                                                OCTOBER 31, 2002
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

Information pertaining to the Trustees and officers of the Trust is set forth below. The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function. The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request.

                                                                                   NUMBER OF
                                   TERM OF                                       PORTFOLIOS IN
                                OFFICE(1) AND                                     FUND COMPLEX         OTHER TRUSTEESHIPS/
     NAME, ADDRESS, AGE AND       LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN BY            DIRECTORSHIPS
     POSITION(S) WITH TRUST      TIME SERVED       DURING PAST FIVE YEARS           TRUSTEE             HELD BY TRUSTEE
     ----------------------     -------------      -----------------------       -------------         -------------------
DISINTERESTED TRUSTEES
----------------------

Leonard F. Amari                    9 years    Partner at the law offices of Amari &   27       President and Trustee, Lawyers
c/o 161 North Clark Street                     Locallo, a practice with exclusive               Trust Fund of Illinois; Board
Chicago, IL 60601                              concentration in real estate taxation            Member, United Community Bank
Age: 60                                        and related areas, since 1987; Special           of Lisle.
Trustee                                        Assistant Attorney General since 1986;
                                               Adjunct Faculty, Oakton Community
                                               College since 1995.

Arnold F. Brookstone(2)(3)          1 year     Retired. Executive Vice President,      27       None.
c/o 161 North Clark Street                     Chief Financial Officer and Planning
Chicago, IL 60601                              Officer of Stone Container
Age: 72                                        Corporation (pulp and paper
Trustee                                        business), 1991-1996.

Robert Feitler(2)                   1 year     Retired. Former President and Chief     27       Chairman of Executive Committee,
c/o 161 North Clark Street                     Operating Officer, Weyco Group, Inc.,            Board of Directors, Weyco Group,
Chicago, IL 60601                              1968-1996.                                       Inc. (men's footwear);
Age: 71                                                                                         Director, Strattec Security
Trustee                                                                                         Corporation (automobile parts).

Robert A. Kushner                   3 years    Retired. Vice President, Secretary      27       None.
c/o 161 North Clark Street                     and General Counsel at Cyclops
Chicago, IL 60601                              Industries, Inc., 1976-1992.
Age: 66
Trustee

Gregory T. Mutz                     9 years    President and CEO of UICI (NYSE:UCI)    27       Chairman of the Board of AMLI
c/o 161 North Clark Street                     (an insurance holding company) since 1999;       Residential Properties Trust
Chicago, IL 60601                              formerly, CEO of AMLI Residential                (NYSE:AML) (a Multifamily REIT),
Age: 56                                        Properties Trust (NYSE:AML), 1981-1998.          a successor company to AMLI
Trustee                                                                                         Realty Co.

Robert B. Scherer                   3 years    President of The Rockridge Group, Ltd., 27       Director, Title Reinsurance
c/o 161 North Clark Street                     (title insurance industry consulting             Company (insurance for title
Chicago, IL 60601                              services) since 1994.                            agents).
Age: 61
Trustee

Nathan Shapiro                      9 years    President of SF Investments, Inc.       27       Director, Baldwin & Lyons, Inc.
c/o 161 North Clark Street                     (broker/dealer and investment banking            (property and casualty insurance
Chicago, IL 60601                              firm) since 1971; President of SLD Corp.         firm); Director, DVI, Inc.
Age: 66                                        (management consultants) since 1977.             (financial firm).
Trustee

        ABN AMRO FUNDS
----------------------

                                                                OCTOBER 31, 2002
ADDITIONAL INFORMATION - CONTINUED
--------------------------------------------------------------------------------

                                                                                   NUMBER OF
                                   TERM OF                                       PORTFOLIOS IN
                                OFFICE(1) AND                                    FUND COMPLEX         OTHER TRUSTEESHIPS/
     NAME, ADDRESS, AGE AND       LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN BY            DIRECTORSHIPS
     POSITION(S) WITH TRUST      TIME SERVED       DURING PAST FIVE YEARS           TRUSTEE             HELD BY TRUSTEE
     ----------------------     -------------      -----------------------       -------------         -------------------

Denis Springer                      3 years    Retired. Senior Vice President and      27                    None.
c/o 161 North Clark Street                     Chief Financial Officer of Burlington
Chicago, IL 60601                              Northern Santa Fe Corp. (railroad),
Age: 56                                        1995-1999
Trustee

INTERESTED TRUSTEES(4)
----------------------
Stuart D. Bilton, CFA               9 years    President and Chief Executive Officer   27       Director, Baldwin & Lyons, Inc.;
c/o 161 North Clark Street                     of ABN AMRO Asset Management                     The UICI Companies;
Chicago, IL 60601                              Holdings, Inc. since 2001; President of          Veredus Asset Management LLC;
Age: 56                                        Alleghany Asset Management, Inc. from            TAMRO Capital Partners LLC.
Chairman, Board of Trustees                    1996-2001 (purchased by ABN AMRO
(Chief Executive Officer)                      in February 2001).

James Wynsma(2)                     1 year     Retired. Chairman of ABN AMRO Asset     27                    None
c/o 161 North Clark Street                     Management (USA) LLC, January
Chicago, IL 60601                              2000 to February 2001; President &
Age: 66                                        CEO, May 1999 to December 1999.
Trustee                                        Vice Chairman of LaSalle Bank N.A.
                                               and head of its Trust and Asset
                                               Management department, 1992-2000.

OFFICER(S) WHO ARE NOT TRUSTEES
-------------------------------
Kenneth C. Anderson                 9 years    President of ABN AMRO Investment        N/A                   N/A
c/o 161 North Clark Street                     Fund Services, Inc. (formerly known as
Chicago, IL 60601                              Alleghany Investment Services, Inc.)
Age: 38                                        since 1993; Executive Vice President of
President (Chief Operating Officer)            ABN AMRO Asset Management (USA)
                                               LLC since 2001; Director, ABN AMRO
                                               Trust Services Company since 2001;
                                               Director, Veredus Asset Management
                                               LLC and TAMRO Capital Partners LLC
                                               since 2001; officer of the Trust since
                                               1993; CPA.

Gerald F. Dillenburg                6 years    Senior Managing Director ("SMD") of     N/A                   N/A
c/o 161 North Clark Street                     ABN AMRO Investment Fund Services,
Chicago, IL 60601                              Inc. (formerly known as Alleghany
Age: 35                                        Investment Services, Inc.) since 1996;
Senior Vice President, Secretary               SMD of ABN AMRO Asset Management
and Treasurer (Chief Financial                 Holdings, Inc., ABN AMRO Asset
Officer and Compliance Officer)                Management (USA) LLC and Chicago
                                               Capital Management, Inc. since 2001;
                                               operations manager and compliance
                                               officer of all mutual funds since
                                               1996; CPA.

Debra Bunde Reams                   3 years    Vice President of Montag & Caldwell,    N/A                   N/A
c/o 161 North Clark Street                     Inc., since 1996; Chartered
Chicago, IL 60601                              Financial Analyst.
Age: 39
Vice President

        ABN AMRO FUNDS
----------------------

                                                                OCTOBER 31, 2002
ADDITIONAL INFORMATION - CONTINUED
--------------------------------------------------------------------------------

                                                                                   NUMBER OF
                                   TERM OF                                       PORTFOLIOS IN
                                OFFICE(1) AND                                    FUND COMPLEX         OTHER TRUSTEESHIPS/
     NAME, ADDRESS, AGE AND       LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN BY            DIRECTORSHIPS
     POSITION(S) WITH TRUST      TIME SERVED       DURING PAST FIVE YEARS           TRUSTEE             HELD BY TRUSTEE
     ----------------------     -------------      -----------------------       -------------         -------------------
William Long                       10 months   Vice President of Montag & Caldwell,    N/A                   N/A
c/o 161 North Clark Street                     Inc. since 2000; former Vice
Chicago, IL 60601                              President and Director of Sales for
Age: 41                                        First Capital Group, First Union
Vice President                                 National Bank, 1996-2000.

-------------------------------------------------------------------
1 Trustees serve for an indefinite term until the earliest of: (i) removal by two-thirds of the Board of Trustees or shareholders, (ii) resignation, death or incapacity, (iii) the election and qualification of his successor, in accordance with the By-Laws of the Trust or (iv) the last day of the fiscal year in which he attains the age of 72 years. Officers serve for an indefinite term until the earliest of: (i) removal by the Board of Trustees,
    (ii) resignation, death or incapacity, (iii) the election and qualification of their successor, in accordance with the By-Laws of the Trust.

2 This person is a former Trustee of ABN AMRO Funds, a Massachusetts business trust, which was reorganized into the Alleghany Funds, a Delaware business trust in September 2001. Pursuant to this reorganization, the Alleghany Funds changed its name to "ABN AMRO Funds."

3   Mr. Brookstone retired as Trustee of ABN AMRO Funds effective
    November 1, 2002.

4 "Interested person" of the Trust as defined in the 1940 Act. Mr. Bilton is considered an "interested person" because of his affiliations with ABN AMRO Asset Management (USA) LLC and related entities, which act as the Funds' investment advisers. Mr. Wynsma is considered an "interested person" because of his prior positions with ABN AMRO Asset Management (USA) LLC.

                    This page intentionally left blank.

ABN AMRO Funds

  TRUSTEES

  Leonard F. Amari*
  Stuart D. Bilton, Chairman
  Arnold F. Brookstone*
  Robert Feitler*
  Robert A. Kushner*
  Gregory T. Mutz*
  Robert B. Scherer*
  Nathan Shapiro*
  Denis Springer*
  James Wynsma

  *UNAFFILIATED TRUSTEE


  ADVISERS

  ABN AMRO Asset Management (USA) LLC
  161 North Clark Street
  Chicago, IL 60601

  Chicago Capital Management, Inc.
  161 North Clark Street
  Chicago, IL 60601

  Montag & Caldwell, Inc.
  3455 Peachtree Road, NE, Suite 1200
  Atlanta, GA 30326

  TAMRO Capital Partners LLC
  1660 Duke St.
  Alexandria, VA 22314

  Veredus Asset Management LLC
  One Paragon Centre
  6060 Dutchmans Lane, Suite 320
  Louisville, KY 40205




  SHAREHOLDER SERVICES

  ABN AMRO Funds
  P.O. Box 9765
  Providence, RI 02940


  DISTRIBUTOR

  ABN AMRO Distribution Services (USA) Inc.
  760 Moore Road
  King of Prussia, PA 19406



  OFFICERS

  Kenneth C. Anderson, President
  Gerald F. Dillenburg, Senior Vice President,
     Secretary and Treasurer
  William Long, Vice President
  Debra Bunde Reams, Vice President
  Michael A. Cozzi, Assistant Treasurer
  Laura M. Hlade, Assistant Treasurer
  Marc J. Peirce, Assistant Secretary


  CUSTODIAN

  J.P. Morgan Chase
  3 Chase MetroTech Center, 8th Floor
  Brooklyn, NY 11245


  LEGAL COUNSEL

  Vedder, Price, Kaufman & Kammholz
  222 N. LaSalle Street
  Chicago, IL 60601


  INDEPENDENT AUDITORS

  Ernst & Young LLP
  Sears Tower
  233 S. Wacker Drive
  Chicago, IL 60606


THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION TO THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.

Guide to Shareholder Benefits

We're delighted to offer all ABN AMRO Funds shareholders a variety of services and convenient options. To receive more information about any of these benefits, simply call an Investor Services Associate Monday through Friday, 9 a.m. - 7 p.m. ET.

THE EASY WAY TO GROW YOUR
ACCOUNT: START AN AUTOMATIC INVESTMENT PLAN(1)

For N class shareholders, systematic investing is an easy, effortless way to help reach any investment goal. Just choose a fixed amount, and we'll automatically deduct it from your checking or savings account on a regular schedule and invest it in your ABN AMRO Funds account. The service is free, and the minimum initial investment is $50.

COMPOUND YOUR EARNINGS WITH AUTOMATIC DIVIDEND REINVESTMENT

By automatically reinvesting dividends into your Fund account, your profits can mount. Monthly and quarterly dividends and annual capital gain distributions are reinvested at no charge.

LOW MINIMUM INITIAL INVESTMENTS

The minimum initial investment for N class shares of ABN AMRO Funds is just $2,500 ($500 for IRAs). And subsequent investments can be as low as $50.

FREE CHECK WRITING SERVICES AVAILABLE

If you are an investor in ABN AMRO/
Chicago Capital Money Market Fund, you can take advantage of free check writing privileges. Checks must be written for $100 or more.

ACCESS INFORMATION AND MAKE TRANSACTIONS ONLINE AT OUR
WEB SITE

You can access account balances, obtain fund information and make transactions online 24 hours a day, 7 days a week.



(1) Periodic   investment  plans  involve  continuous   investments  in
securities regardless of price. You should consider your financial ability to continue to purchase shares through periods of both high and low price levels. This plan does not assure a profit and does not protect against loss in declining markets.



     www.abnamrofunds.com


Our Shareholder Services Line
Is at Your Service 24 Hours a Day

  800 992-8151

Investor Services Associates are available to assist you Monday - Friday 9 a.m. to 7 p.m., ET. Or, call any time, day or night, for automated account information to make exchanges or check fund performance.

ABAN-02-1

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                  APRIL 30, 2003


[GRAPHIC OMITTED]
ABN-AMRO LOGO ART
ABN AMRO FUNDS

SEMI-ANNUAL REPORT 2003

0 ABN AMRO ASSET MANAGEMENT (USA) LLC O CHICAGO CAPITAL MANAGEMENT, INC. MONTAG & CALDWELL, INC. O TAMRO CAPITAL PARTNERS LLC O VEREDUS ASSET MANAGEMENT LLC

ABN AMRO Funds

                                                      CLASS N, I, C & R SHARES
                                                      Domestic Equity/Large Cap
                                                      Domestic Equity/Mid Cap
                                                      Domestic Equity/Small Cap
                                                      Sector
                                                      Balanced
                                                      International Equity
                                                      Fixed Income
                                                      Money Market

ABN AMRO Funds

TABLE OF CONTENTS

Performance Summary...............................       1
Schedules of Investments..........................       2
Statement of Assets and Liabilities...............      42
Statement of Operations...........................      46
Statement of Changes in Net Assets................      50
Financial Highlights..............................      58
Notes to Financial Statements.....................      84

EQUITY FUNDS
  Growth Fund
  Montag  & Caldwell Growth Fund
  TAMRO Large Cap Value Fund
  Value Fund
  Veredus Select Growth Fund
  Mid Cap Fund
  TAMRO Small Cap Fund
  Veredus Aggressive Growth Fund
  Real Estate Fund
  Veredus SciTech Fund

INDEX AND ENHANCED INDEX FUNDS
  Equity Plus Fund
  Select Small Cap Fund

BALANCED FUNDS
  Balanced Fund
  Montag & Caldwell Balanced Fund

INTERNATIONAL FUNDS
  International Equity Fund
  Global Emerging Markets Fund*

BOND FUNDS
  Bond Fund
  Investment Grade Bond Fund
  Municipal Bond Fund

MONEY MARKET FUND
  Investor Money Market Fund

FEES AND EXPENSES APPLY AS DESCRIBED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

ABN AMRO FUNDS ARE DISTRIBUTED BY ABN AMRO DISTRIBUTION SERVICES (USA) INC., 760 MOORE ROAD, KING OF PRUSSIA, PA 19406.

            SHAREHOLDER SERVICES 800 992-8151 O WWW.ABNAMROFUNDS.COM

--------------------------------------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ABN AMRO IS A REGISTERED SERVICE MARK OF ABN AMRO HOLDING N.V. ALL RIGHTS RESERVED.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* As of the date of this semi-annual report, this Fund has not yet commenced operations.
--------------------------------------------------------------------------------

         ABN AMRO FUNDS
-----------------------
PERFORMANCE SUMMARY
AS OF APRIL 30, 2003
--------------------------------------------------------------------------------

                                                                                                                    AVERAGE ANNUAL
                                                                        SIX MONTH        ONE      AVERAGE ANNUAL   10 YEAR RETURN/
                                          INCEPTION DATE     CLASS      RETURN(A)   YEAR RETURN    5 YEAR RETURN    LIFE OF FUND(B)
----------------------------------------------------------------------------------------------------------------------------------
 Growth Fund(c)                              12/13/93          N           (0.76)%      (13.85)%       0.91%          11.05%
----------------------------------------------------------------------------------------------------------------------------------
                                             07/31/00          I           (0.64)%      (13.64)%        N/A          (10.85)%
----------------------------------------------------------------------------------------------------------------------------------
 Montag & Caldwell Growth Fund(c)            11/02/94          N            1.68%       (15.43)%      (2.28)%         11.23%
----------------------------------------------------------------------------------------------------------------------------------
                                             06/28/96          I            1.84%       (15.21)%      (2.00)%          7.22%
----------------------------------------------------------------------------------------------------------------------------------
 TAMRO Large Cap Value Fund                  11/30/00          N            5.90%       (11.76)%        N/A           (4.15)%
----------------------------------------------------------------------------------------------------------------------------------
 Value Fund                                  01/04/93          N            1.76%       (13.81)%      (4.65)%          6.59%
----------------------------------------------------------------------------------------------------------------------------------
 Veredus Select Growth Fund                  12/31/01          N            3.57%       (16.39)%        N/A          (19.06)%
----------------------------------------------------------------------------------------------------------------------------------
 Mid Cap Fund                                09/19/94          N            9.83%       (12.97)%       5.16%          12.43%
----------------------------------------------------------------------------------------------------------------------------------
 TAMRO Small Cap Fund(d)                     11/30/00          N           11.54%       (15.09)%        N/A            7.19%
----------------------------------------------------------------------------------------------------------------------------------
 Veredus Aggressive Growth Fund(d)           06/30/98          N            0.44%       (30.43)%        N/A            8.79%
----------------------------------------------------------------------------------------------------------------------------------
                                             10/05/01          I            0.61%       (30.25)%        N/A          (24.30)%
----------------------------------------------------------------------------------------------------------------------------------
 Real Estate Fund(f)                         12/30/97          N           11.57%         2.71%        6.12%           4.82%
----------------------------------------------------------------------------------------------------------------------------------
 Veredus SciTech Fund(d)(e)                  06/30/00          N            5.73%       (23.97)%        N/A          (20.51)%
----------------------------------------------------------------------------------------------------------------------------------
 Equity Plus Fund                            09/25/95          I            4.05%       (10.86)%      (2.18)%          7.88%
----------------------------------------------------------------------------------------------------------------------------------
 Select Small Cap Fund(d)                    06/22/98          N            3.78%       (18.83)%        N/A            1.82%
----------------------------------------------------------------------------------------------------------------------------------
 Balanced Fund                               09/21/95          N            1.07%        (5.95)%       3.04%           8.81%
----------------------------------------------------------------------------------------------------------------------------------
 Montag & Caldwell Balanced Fund             11/02/94          N            2.24%        (6.61)%       1.26%           9.93%
----------------------------------------------------------------------------------------------------------------------------------
                                             12/31/98          I            2.38%        (6.35)%        N/A           (0.80)%
----------------------------------------------------------------------------------------------------------------------------------
 International Equity Fund(g)                01/04/93          N           (0.22)%      (22.37)%      (8.36)%          1.50%
----------------------------------------------------------------------------------------------------------------------------------
 Bond Fund                                   12/13/93          N            4.06%         7.41%        6.40%           6.48%
----------------------------------------------------------------------------------------------------------------------------------
                                             07/31/00          I            4.19%         7.68%         N/A            8.44%
----------------------------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Fund                  10/23/95          I            2.35%         9.10%        6.41%           6.31%
----------------------------------------------------------------------------------------------------------------------------------
 Municipal Bond Fund                         12/13/93          N            3.51%         8.02%        5.72%           4.91%
----------------------------------------------------------------------------------------------------------------------------------
 Investor Money Market Fund(h)               12/14/93          N            0.45%         1.10%        3.88%           4.38%
----------------------------------------------------------------------------------------------------------------------------------

                                                                         7-DAY                     30-DAY
                                                                      AVERAGE YIELD             AVERAGE YIELD
----------------------------------------------------------------------------------------------------------------------------------
 Investor Money Market Fund(i)                                 N            0.79%                      0.78%
----------------------------------------------------------------------------------------------------------------------------------

Past performance is not indicative of future performance. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Return figures reflect any expense reimbursements and fee waivers. Without reimbursements or waivers, Fund returns would have been lower.

(a) Not Annualized.
(b) Return figures shown are average annual total returns for the period from inception through April 30, 2003 except for Value Fund and International Equity Fund which are for the 10 years ended April 30, 2003.
(c) Class R shares and Class C shares of Growth Fund and Class R shares of Montag & Caldwell Growth Fund, which commenced investment operations on 12/31/02, have less than 6 months of performance history.
(d) Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.
(e) Technology companies present special risks to investors including sector concentration and small company stock risk. Investments concentrated in a specific industry or sector may be subject to greater market risk and may be more volatile.
(f) Real Estate Funds may be subject to a higher degree of market risk than diversified funds because of the concentration in a specific industry or geographical sector. Risks also include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers.
(g) Investing in foreign securities may involve additional risks, social and political instability, reduced market liquidity and currency volatility.
(h) An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in the Fund.
(i) The yield quotation more closely reflects the Fund's current earnings than the total return quotation.

         ABN AMRO FUNDS
-----------------------
GROWTH FUND                                                       APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OTHER COMMON STOCKS ..............  22%
TECHNOLOGY .......................  19%
RETAIL ...........................  12%
FINANCE ..........................  10%
COMMERCIAL SERVICES ..............   9%
CONSUMER CYCLICALS ...............   8%
INSURANCE ........................   8%
PHARMACEUTICALS ..................   5%
CAPITAL  GOODS ...................   4%
CASH AND OTHER NET ASSETS ........   3%

% OF TOTAL NET ASSETS

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
COMMON STOCKS - 96.67%

               ADVERTISING - 3.08%
      457,937  Omnicom Group ................ $    28,346,300
                                              ---------------
               CAPITAL GOODS - 4.54%
      561,100  Dover ........................      16,126,014
      400,948  Illinois Tool Works ..........      25,652,653
                                              ---------------
                                                   41,778,667
                                              ---------------
               CHEMICALS - 2.18%
      345,327  Praxair ......................      20,056,592
                                              ---------------
               COMMERCIAL SERVICES - 8.62%
      665,233  Cintas .......................      23,881,865
      680,347  Ecolab .......................      34,758,928
      537,800  H&R Block ....................      20,769,836
                                              ---------------
                                                   79,410,629
                                              ---------------
               CONSUMER CYCLICALS - 7.77%
      849,490  Harley-Davidson ..............      37,751,335
      410,416  Johnson Controls .............      33,752,612
                                              ---------------
                                                   71,503,947
                                              ---------------
               ELECTRICAL - 2.67%
      833,739  General Electric .............      24,553,614
                                              ---------------
               FINANCE - 9.95%
      558,300  Fifth Third Bancorp ..........      27,518,607
      682,311  Freddie Mac ..................      39,505,807
      776,964  MBNA .........................      14,684,620
    1,147,581  Schwab (Charles) .............       9,903,624
                                              ---------------
                                                   91,612,658
                                              ---------------

               FOOD AND BEVERAGES - 4.46%
    1,429,346  Sysco ........................      41,065,111
                                              ---------------
               HEALTH CARE SERVICES - 4.15%
      690,842  Cardinal Health ..............      38,189,746
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
               INSURANCE - 7.93%
      747,936  AFLAC ........................ $    24,464,986
      510,586  American International Group .      29,588,459
      398,600  Marsh & McLennan .............      19,005,248
                                              ---------------
                                                   73,058,693
                                              ---------------

               MEDICAL PRODUCTS AND SUPPLIES - 3.75%
      723,000  Medtronic ....................      34,516,020
                                              ---------------
               PHARMACEUTICALS - 5.41%

      471,102  Merck ........................      27,408,715
      728,787  Pfizer .......................      22,410,200
                                              ---------------
                                                   49,818,915
                                              ---------------

               RETAIL - 11.51%
      659,500  Home Depot (The) .............      18,551,735
      453,196  Kohl's* ......................      25,741,533
    1,097,500  Starbucks* ...................      25,780,275
      874,500  TJX ..........................      16,834,125
      616,595  Walgreen .....................      19,028,121
                                              ---------------
                                                  105,935,789
                                              ---------------

               TECHNOLOGY - 18.56%
    1,508,506  Cisco Systems* ...............      22,687,930
    1,053,512  Dell Computer* ...............      30,457,032
    1,422,300  EMC* .........................      12,928,707
      300,600  IBM ..........................      25,520,940
    1,044,600  Intel ........................      19,220,640
      937,088  Microsoft ....................      23,961,340
    1,629,000  Oracle* ......................      19,352,520
      906,000  Texas Instruments ............      16,751,940
                                              ---------------
                                                  170,881,049
                                              ---------------

               TRANSPORTATION - 2.09%
    1,208,300  Southwest Airlines ...........      19,284,468
                                              ---------------
               TOTAL COMMON STOCKS
                 (Cost $860,969,910) ........     890,012,198
                                              ---------------

  PAR VALUE
 ----------
REPURCHASE AGREEMENT - 3.16%

$  29,100,000  Bank One, 1.210%,
                 dated 4/30/03, matures 5/1/03,
                 repurchase price $29,100,978
                 (collateralized by U.S. Treasury
                 Instrument, total market
                 value: $29,686,189) ........      29,100,000
                                              ---------------
               TOTAL REPURCHASE AGREEMENT
                 (Cost $29,100,000) .........      29,100,000
                                              ---------------
TOTAL INVESTMENTS - 99.83%
   (Cost $890,069,910)** ....................     919,112,198
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 0.17% ....       1,549,935
                                              ---------------
NET ASSETS - 100.00% ........................ $   920,662,133
                                              ===============

-------------------------------
  * Non-income producing security.
 ** Aggregate cost for Federal income tax purposes is $890,069,910.

     Gross unrealized appreciation .......... $   109,630,741
     Gross unrealized depreciation ..........     (80,588,453)
                                              ---------------
     Net unrealized appreciation ............ $    29,042,288
                                              ===============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
MONTAG & CALDWELL GROWTH FUND                                     APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OTHER COMMON  STOCKS ....................  27%
MEDICAL PRODUCTS AND SUPPLIES ...........   9%
CONSUMER STAPLES ........................  16%
CAPITAL GOODS ...........................   8%
PHARMACEUTICALS .........................   8%
OIL AND GAS  EXTRACTION .................   7%
FOOD AND  BEVERAGES .....................   7%
CASH AND OTHER NET ASSETS ...............   6%
TELECOMMUNICATIONS  EQUIPMENT ...........   6%
INSURANCE ...............................   6%

% OF TOTAL NET ASSETS

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
COMMON STOCKS - 94.16%

               BIOTECHNOLOGY - 4.46%
    1,900,000  Amgen* ....................... $   116,489,000
                                              ---------------
               CAPITAL GOODS - 7.79%
      729,300  Caterpillar ..................      38,361,180
    3,723,000  Masco ........................      78,443,610
      688,500  3M ...........................      86,778,540
                                              ---------------
                                                  203,583,330
                                              ---------------

               COMMUNICATIONS - 3.72%
      216,500  eBay* ........................      20,084,705
    1,020,000  Gannett ......................      77,234,400
                                              ---------------
                                                   97,319,105
                                              ---------------

               CONSUMER CYCLICALS - 2.41%
    1,754,400  Marriott International, Class A     63,000,504
                                              ---------------

               CONSUMER STAPLES - 15.93%
    2,200,000  Colgate-Palmolive ............     125,774,000
    3,009,000  Gillette .....................      91,624,050
    2,397,000  Newell Rubbermaid ............      73,060,560
    1,400,000  Procter & Gamble .............     125,790,000
                                              ---------------
                                                  416,248,610
                                              ---------------

               ENTERTAINMENT AND LEISURE - 3.01%
    4,214,700  Disney, Walt .................      78,646,302
                                              ---------------

               FINANCE - 2.02%
    1,347,033  Citigroup ....................      52,871,046
                                              ---------------

               FOOD AND BEVERAGES - 7.06%
    2,700,000  Coca-Cola ....................     109,080,000
    1,740,000  PepsiCo ......................      75,307,200
                                              ---------------
                                                  184,387,200
                                              ---------------

               INSURANCE - 5.82%
    1,650,000  American International Group .      95,617,500
    1,186,400  Marsh & McLennan .............      56,567,552
                                              ---------------
                                                  152,185,052
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
               MEDICAL PRODUCTS AND SUPPLIES - 9.60%
    2,250,000  Johnson & Johnson ............ $   126,810,000
    2,601,000  Medtronic ....................     124,171,740
                                              ---------------
                                                  250,981,740
                                              ---------------

               OIL AND GAS EXTRACTION - 6.82%
    1,000,000  GlobalSantaFe ................      21,160,000
    2,700,000  Schlumberger .................     113,211,000
    2,295,000  Transocean ...................      43,719,750
                                              ---------------
                                                  178,090,750
                                              ---------------

               PHARMACEUTICALS - 7.68%
    1,122,000  Eli Lilly ....................      71,606,040
    4,201,800  Pfizer .......................     129,205,350
                                              ---------------
                                                  200,811,390
                                              ---------------

               RETAIL - 4.64%
    1,326,000  Costco Wholesale* ............      45,919,380
    1,325,000  Kohl's* ......................      75,260,000
                                              ---------------
                                                  121,179,380
                                              ---------------

               TECHNOLOGY - 4.54%
    1,122,000  Electronic Arts* .............      66,500,940
    2,040,000  Microsoft ....................      52,162,800
                                              ---------------
                                                  118,663,740
                                              ---------------

               TELECOMMUNICATIONS
               EQUIPMENT - 6.10%
    5,478,600  Nokia, SP ADR ................      90,780,402
    2,150,000  QUALCOMM .....................      68,563,500
                                              ---------------
                                                  159,343,902
                                              ---------------

               TRANSPORTATION - 2.56%
    1,078,200  United Parcel Service, Class B      66,977,784
                                              ---------------
               TOTAL COMMON STOCKS
                 (Cost $2,426,875,540) ......   2,460,778,835
                                              ---------------

INVESTMENT COMPANIES - 5.69%

  130,878,512  Deutsche Institutional Cash
                 Management Fund ............     130,878,512
   17,733,620  Deutsche Institutional
                 Treasury Money Fund ........      17,733,620
                                              ---------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $148,612,132) ........     148,612,132
                                              ---------------

TOTAL INVESTMENTS - 99.85%
   (Cost $2,575,487,672)** ..................   2,609,390,967
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 0.15% ....       4,040,316
                                              ---------------
NET ASSETS - 100.00% ........................ $ 2,613,431,283
                                              ===============

------------------------------
  * Non-income producing security.
 ** Aggregate cost for Federal income tax purposes is $2,575,487,672.

    Gross unrealized appreciation ........... $   150,388,543
    Gross unrealized depreciation ...........    (116,485,248)
                                              ---------------
    Net unrealized appreciation ............. $    33,903,295
                                              ===============

 SP ADR Sponsored American Depositary Receipt


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              ABN AMRO FUNDS
----------------------------
TAMRO LARGE CAP VALUE FUND                                        APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OTHER  COMMON  STOCKS ...................  31%
FINANCE .................................  18%
COMMUNICATIONS ..........................  13%
OIL AND GAS EXTRACTION ..................   9%
PHARMACEUTICALS .........................   6%
CAPITAL GOODS ...........................   6%
RETAIL ..................................   5%
CONVERTIBLE  PREFERRED STOCK ............   2%
CONVERTIBLE BOND ........................   2%
CASH AND OTHER NET ASSETS ...............   4%
FOOD AND  BEVERAGES .....................   4%

% OF TOTAL NET ASSETS

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
COMMON STOCKS - 91.99%

               BASIC MATERIALS - 1.95%
        8,490  Alcoa ........................ $       194,676
                                              ---------------

               CAPITAL GOODS - 6.09%
        3,700  General Dynamics .............         229,659
        9,190  Masco ........................         193,633
        2,975  United Technologies ..........         183,885
                                              ---------------
                                                      607,177
                                              ---------------

               CHEMICALS - 1.89%
        4,440  duPont (E.I.) de Nemours .....         188,833
                                              ---------------

               COMMERCIAL SERVICES - 4.05%
        9,170  Accenture, Class A* ..........         146,903
       18,590  Concord EFS* .................         257,100
                                              ---------------
                                                      404,003
                                              ---------------

               COMMUNICATIONS - 13.10%
        3,745  ALLTEL .......................         175,491
       15,450  AOL Time Warner* .............         211,356
        9,305  BellSouth ....................         237,184
        6,205  Comcast, Class A* ............         198,002
       17,660  Liberty Media, Class A* ......         194,260
        3,370  News, SP ADR .................          95,304
        9,815  Vodafone Group, SP ADR .......         193,944
                                              ---------------
                                                    1,305,541
                                              ---------------

               CONSUMER STAPLES - 4.00%
        4,400  Kimberly-Clark ...............         218,988
        5,910  Newell Rubbermaid ............         180,137
                                              ---------------
                                                      399,125
                                              ---------------

               ELECTRICAL - 1.49%
        5,050  General Electric .............         148,722
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
 ------                                           ------
               ENTERTAINMENT AND LEISURE - 2.11%
       11,250  Disney, Walt ................. $       209,925
                                              ---------------

               FINANCE - 17.54%
        2,200  BB&T .........................          71,720
            2  Berkshire Hathaway, Class A* .         139,630
          112  Berkshire Hathaway, Class B* .         261,184
        5,536  Citigroup ....................         217,288
        3,120  Fannie Mae ...................         225,857
        8,750  J.P. Morgan Chase ............         256,812
        7,100  Wachovia .....................         271,291
        7,722  Washington Mutual ............         305,019
                                              ---------------
                                                    1,748,801
                                              ---------------

               FOOD AND BEVERAGES - 4.40%
        5,945  ConAgra Foods ................         124,845
        3,525  General Mills ................         159,013
        4,735  Kellogg ......................         155,024
                                              ---------------
                                                      438,882
                                              ---------------

               INSURANCE - 3.80%
        5,140  ACE ..........................         170,031
        6,520  Prudential Financial .........         208,445
                                              ---------------
                                                      378,476
                                              ---------------

               MEDICAL PRODUCTS AND SUPPLIES - 1.79%
        4,585  Guidant* .....................         178,769
                                              ---------------

               OIL AND GAS EXTRACTION - 8.76%
        2,848  ChevronTexaco ................         178,883
        3,536  ConocoPhilips ................         177,861
        3,520  Devon Energy .................         166,320
        3,950  Exxon Mobil ..................         139,040
        5,040  Schlumberger .................         211,327
                                              ---------------
                                                      873,431
                                              ---------------

               PHARMACEUTICALS - 6.36%
        8,200  Bristol-Myers Squibb .........         209,428
        6,160  Pfizer .......................         189,420
        5,415  Wyeth ........................         235,715
                                              ---------------
                                                      634,563
                                              ---------------

               RESTAURANTS - 2.32%
       13,500  McDonald's ...................         230,850
                                              ---------------

               RETAIL - 4.96%
       11,675  Gap (The) ....................         194,155
        4,000  Home Depot (The) .............         112,520
       12,910  Limited Brands ...............         187,712
                                              ---------------
                                                      494,387
                                              ---------------

               TECHNOLOGY - 4.02%
       14,785  Apple Computer* ..............         209,947
       11,707  Hewlett-Packard ..............         190,824
                                              ---------------
                                                      400,771
                                              ---------------

               UTILITIES - 3.36%
       12,000  Duke Energy ..................         211,080
        2,330  Exelon .......................         123,583
                                              ---------------
                                                      334,663
                                              ---------------

               TOTAL COMMON STOCKS
                 (Cost $8,781,581) ..........       9,171,595
                                              ---------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

       ABN AMRO FUNDS
---------------------
TAMRO LARGE CAP VALUE FUND                                        APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 SHARES                                            VALUE
 -------                                          -------
CONVERTIBLE PREFERRED STOCK - 1.67%

               TELECOMMUNICATIONS
               EQUIPMENT - 1.67%
        5,730  Motorola ..................... $       166,227
                                              ---------------

               TOTAL CONVERTIBLE PREFERRED STOCK
                 (Cost $195,762) ............         166,227
                                              ---------------

  PAR VALUE
 ----------
CONVERTIBLE BOND - 1.99%

$     200,000  Nextel Communications
                 4.750%, 07/01/07 ...........         198,500
                                              ---------------
               TOTAL CONVERTIBLE BOND
                 (Cost $158,991) ............         198,500
                                              ---------------

 SHARES
-------
INVESTMENT COMPANIES - 4.14%

      412,875  Deutsche Institutional
                 Cash Management Fund .......         412,875
           52  Deutsche Institutional
                 Treasury Money Fund ........              52
                                              ---------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $412,927) ............         412,927
                                              ---------------
TOTAL INVESTMENTS - 99.79%
   (Cost $9,549,261)** ......................       9,949,249
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 0.21% ....          20,533
                                              ---------------
NET ASSETS - 100.00% ........................ $     9,969,782
                                              ===============

-------------------------
  * Non-income producing security.
 ** Aggregate cost for Federal income tax purposes is $9,549,261.

     Gross unrealized appreciation .......... $       711,306
     Gross unrealized depreciation ..........        (311,318)
                                              ---------------
     Net unrealized appreciation ............ $       399,988
                                              ===============

  SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
VALUE FUND                                                        APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OTHER COMMON STOCKS .....................  26%
FINANCE .................................  23%
OIL AND GAS EXTRACTION ..................  12%
BASIC MATERIALS .........................  10%
CONSUMER STAPLES ........................   8%
PHARMACEUTICALS .........................   6%
INSURANCE ...............................   5%
CAPITAL GOODS ...........................   5%
CASH AND OTHER NET  ASSETS ..............   4%
CONVERTIBLE  PREFERRED  STOCKS ..........   1%

% OF TOTAL NET ASSETS

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------
COMMON STOCKS - 95.07%

               BASIC MATERIALS - 9.82%
       46,300  Air Products & Chemicals ..... $     1,994,141
       22,800  Alcan ........................         668,952
       84,500  Alcoa ........................       1,937,585
       21,300  Bowater ......................         829,209
       56,300  Dow Chemical .................       1,837,632
       63,100  International Paper ..........       2,255,825
       26,000  Lyondell Chemical ............         378,300
       26,900  Phelps Dodge* ................         839,011
       37,800  PPG Industries ...............       1,833,678
       14,300  Praxair ......................         830,544
       62,000  Smurfit-Stone Container* .....         872,340
      238,500  Syngenta, ADR ................       2,444,625
                                              ---------------
                                                   16,721,842
                                              ---------------

               CAPITAL GOODS - 5.31%
      200,900  Archer-Daniels-Midland .......       2,225,972
       16,900  Caterpillar ..................         888,940
       93,300  Deere ........................       4,107,999
       17,400  Northrop Grumman .............       1,530,330
        2,400  3M ...........................         302,496
                                              ---------------
                                                    9,055,737
                                              ---------------

               COMMUNICATIONS - 5.23%
       65,420  AT&T .........................       1,115,411
      159,400  BellSouth ....................       4,063,106
       99,400  SBC Communications ...........       2,321,984
       37,800  Verizon Communications .......       1,412,964
                                              ---------------
                                                    8,913,465
                                              ---------------

               CONSUMER CYCLICALS - 4.61%
       19,800  Accenture, Class A* ..........         317,196
       45,300  Gannett ......................       3,430,116
       22,900  Home Depot (The) .............         644,177
       13,700  Nike .........................         733,361
       21,100  Sears, Roebuck ...............         597,974

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------
               CONSUMER CYCLICALS (CONTINUED)
       20,100  Starwood Hotels &
                 Resorts Worldwide .......... $       539,484
       32,400  Tribune ......................       1,586,952
                                              ---------------
                                                    7,849,260
                                              ---------------

               CONSUMER STAPLES - 7.50%
       97,800  Altria Group .................       3,008,328
       43,700  AOL Time Warner* .............         597,816
        9,800  Colgate-Palmolive ............         560,266
       47,500  Kimberly-Clark ...............       2,364,075
       89,600  Kroger* ......................       1,281,280
       17,900  Procter & Gamble .............       1,608,315
       47,800  Safeway* .....................         794,436
       59,200  Viacom, Class B* .............       2,569,872
                                              ---------------
                                                   12,784,388
                                              ---------------

               FINANCE - 22.74%
       10,900  American Express .............         412,674
       63,100  Bank of America ..............       4,672,555
        9,400  Bank One .....................         338,870
      170,600  Citigroup ....................       6,696,050
       13,600  Equity Office Properties Trust,
                 REIT .......................         353,192
       39,100  Fannie Mae ...................       2,830,449
      103,200  FleetBoston Financial ........       2,736,864
       21,000  Freddie Mac ..................       1,215,900
       37,900  Goldman Sachs Group ..........       2,876,610
      121,400  Mellon Financial .............       3,211,030
       46,710  Merrill Lynch ................       1,917,446
       55,200  National City ................       1,653,792
       73,200  Reed Elsevier, SP ADR ........       2,364,360
       11,200  SAFECO .......................         431,312
       58,900  SouthTrust ...................       1,582,113
       49,300  SunTrust Banks ...............       2,820,946
       68,700  Wachovia .....................       2,625,027
                                              ---------------
                                                   38,739,190
                                              ---------------

               FOOD AND BEVERAGES - 4.81%
       15,650  Del Monte Foods* .............         124,418
       24,800  Diageo, SP ADR ...............       1,103,848
       36,400  Heinz (H.J.) .................       1,087,632
      104,400  Kellogg ......................       3,418,056
       52,200  PepsiCo ......................       2,259,216
        5,716  Smucker (J.M.) ...............         207,376
                                              ---------------
                                                    8,200,546
                                              ---------------

               INSURANCE - 5.34%
       72,400  Allstate .....................       2,735,996
       16,800  Chubb (The) ..................         888,552
       22,700  Hartford Financial Services Group      925,252
       77,780  MetLife ......................       2,234,620
       21,100  St. Paul .....................         724,574
       97,506  Travelers Property Casualty,
                 Class A* ...................       1,582,522
                                              ---------------
                                                    9,091,516
                                              ---------------

               LEISURE - 0.90%
       82,400  Disney, Walt .................       1,537,584
                                              ---------------

               MEDICAL PRODUCTS AND SUPPLIES - 1.26%
       38,000  Johnson & Johnson ............       2,141,680
                                              ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

       ABN AMRO FUNDS
---------------------
VALUE FUND                                                        APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------
               OIL AND GAS EXTRACTION - 12.49%
       31,200  Anadarko Petroleum ........... $     1,385,280
       32,200  Baker Hughes .................         901,600
       80,700  BP, SP ADR ...................       3,110,178
       55,600  ConocoPhilips ................       2,796,680
       23,300  Devon Energy .................       1,100,925
      192,400  Exxon Mobil ..................       6,772,480
       47,600  Noble* .......................       1,473,220
       50,000  Schlumberger .................       2,096,500
        7,300  Total Fina Elf, SP ADR .......         479,610
       42,000  Unocal .......................       1,163,400
                                              ---------------
                                                   21,279,873
                                              ---------------

               PHARMACEUTICALS - 5.79%
       18,300  Abbott Laboratories ..........         743,529
       19,300  Eli Lilly ....................       1,231,726
       47,200  Novartis, ADR ................       1,863,456
      128,900  Pfizer .......................       3,963,675
      113,500  Schering-Plough ..............       2,054,350
                                              ---------------
                                                    9,856,736
                                              ---------------

               TECHNOLOGY - 4.04%
       13,500  Analog Devices* ..............         447,120
       12,300  Automatic Data Processing ....         413,649
        5,100  IBM ..........................         432,990
       55,100  Intel ........................       1,013,840
       55,600  Microsoft ....................       1,421,692
      141,900  Motorola .....................       1,122,429
       71,300  Texas Instruments ............       1,318,337
       29,800  Waters* ......................         715,498
                                              ---------------
                                                    6,885,555
                                              ---------------

               TRANSPORTATION - 0.70%
        5,510  Canadian National Railway ....         267,951
       15,500  Union Pacific ................         922,560
                                              ---------------
                                                    1,190,511
                                              ---------------

               UTILITIES - 4.53%
       51,300  Energy East ..................         934,686
        9,800  Equitable Resources ..........         376,516
       13,800  FPL Group ....................         840,006
       21,100  KeySpan ......................         714,657
       52,900  National Fuel Gas ............       1,241,034
       40,600  NSTAR ........................       1,753,920
       13,200  PPL ..........................         477,840
       38,600  TXU ..........................         768,912
       22,400  WGL Holdings .................         604,352
                                              ---------------
                                                    7,711,923
                                              ---------------

               TOTAL COMMON STOCKS
                 (Cost $167,133,151) ........     161,959,806
                                              ---------------

CONVERTIBLE PREFERRED STOCKS - 1.23%
               CAPITAL GOODS - 0.19%
        3,200  Northrop Grumman .............         327,200
                                              ---------------
               INSURANCE - 0.38%
        5,800  Chubb (The) ..................         139,780
       20,910  Travelers Property Casualty ..         512,295
                                              ---------------
                                                      652,075
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------
               TECHNOLOGY - 0.40%
       23,400  Motorola ..................... $       678,834
                                              ---------------
               UTILITIES - 0.26%
       14,400  TXU ..........................         431,712
                                              ---------------

               TOTAL CONVERTIBLE PREFERRED STOCKS
                 (Cost $2,788,259) ..........       2,089,821
                                              ---------------

INVESTMENT COMPANY - 3.46%
    5,903,255  J.P. Morgan Chase Institutional
                 Federal Money Market Fund ..       5,903,255
                                              ---------------

               TOTAL INVESTMENT COMPANY
                 (Cost $5,903,255) ..........       5,903,255
                                              ---------------
TOTAL INVESTMENTS - 99.76%
   (Cost $175,824,665)** ....................     169,952,882
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 0.24% ....         402,918
                                              ---------------
NET ASSETS - 100.00% ........................ $   170,355,800
                                              ===============

-----------------------------------
   * Non-income producing security.
  ** Aggregate cost for Federal income tax purposes is $175,824,665.

     Gross unrealized appreciation .......... $     4,727,067
     Gross unrealized depreciation ..........     (10,598,850)
                                              ---------------
     Net unrealized depreciation ............ $    (5,871,783)
                                              ===============

     ADR American Depositary Receipt
    REIT Real Estate Investment Trust
  SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
VEREDUS SELECT GROWTH FUND                                        APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OIL AND GAS EXTRACTION ..................  22%
CASH AND OTHER NET  ASSETS ..............  15%
TECHNOLOGY ..............................  13%
INSURANCE ...............................   9%
RETAIL ..................................   9%
OTHER  COMMON  STOCKS ...................   8%
COMMUNICATIONS ..........................   7%
ENTERTAINMENT  AND LEISURE ..............   7%
FINANCE .................................   6%
CAPITAL GOODS ...........................   4%

% OF TOTAL NET ASSETS

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------
COMMON STOCKS - 85.11%

               BUILDING - 3.64%
          800  Centex ....................... $        52,816
                                              ---------------
               CAPITAL GOODS - 4.49%
        1,300  Lockheed Martin ..............          65,065
                                              ---------------

               COMMUNICATIONS - 6.72%
        7,200  AT&T Wireless Services* ......          46,512
        1,700  USA Interactive* .............          50,915
                                              ---------------
                                                       97,427
                                              ---------------

               CONSUMER STAPLES - 4.26%
        1,900  Estee Lauder, Class A ........          61,750
                                              ---------------

               ENTERTAINMENT AND LEISURE - 6.90%
        1,900  Fox Entertainment Group,
                 Class A* ...................          48,260
          600  International Game Technology*          51,780
                                              ---------------
                                                      100,040
                                              ---------------

               FINANCE - 6.13%
          400  Countrywide Financial ........          27,040
          400  Goldman Sachs Group ..........          30,360
          500  Lehman Brothers Holdings .....          31,485
                                              ---------------
                                                       88,885
                                              ---------------

               INSURANCE - 9.19%
        1,000  Fidelity National Financial ..          34,400
        1,700  MetLife ......................          48,841
        1,300  SAFECO .......................          50,063
                                              ---------------
                                                      133,304
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------
               OIL AND GAS EXTRACTION - 21.93%
        1,600  BJ Services* ................. $        58,416
        1,100  Cooper Cameron* ..............          52,646
        1,100  Nabors Industries* ...........          43,120
        1,600  Smith International* .........          56,896
        1,300  Weatherford International* ...          52,299
        2,800  XTO Energy ...................          54,600
                                              ---------------
                                                      317,977
                                              ---------------

               RETAIL - 9.31%
          900  Best Buy* ....................          31,122
        2,000  Home Depot (The) .............          56,260
        2,500  Staples ......................          47,600
                                              ---------------
                                                      134,982
                                              ---------------

               TECHNOLOGY - 12.54%
        2,500  Broadcom, Class A* ...........          44,725
        3,100  EMC* .........................          28,179
        6,200  Micron Technology* ...........          52,700
        3,000  National Semiconductor* ......          56,190
                                              ---------------
                                                      181,794
                                              ---------------

               TOTAL COMMON STOCKS
                 (Cost $1,134,935) ..........       1,234,040
                                              ---------------

  PAR VALUE
 ----------
REPURCHASE AGREEMENT - 21.32%
$     309,066  Morgan Stanley,
                 dated 4/30/03, matures 5/1/03,
                 repurchase price $309,075
                 (collateralized by U.S. Treasury
                 Instruments, total market
                 value $315,247) ............         309,066
                                              ---------------
               TOTAL REPURCHASE AGREEMENT
                 (Cost $309,066) ............         309,066
                                              ---------------

TOTAL INVESTMENTS - 106.43%
   (Cost $1,444,001)** ......................       1,543,106
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (6.43)% ..         (93,261)
                                              ---------------
NET ASSETS - 100.00% ........................ $     1,449,845
                                              ===============

-------------------------
  * Non-income producing security.
 ** Aggregate cost for Federal income tax purposes is $1,444,001.

    Gross unrealized appreciation ........... $       105,547
    Gross unrealized depreciation ...........          (6,442)
                                              ---------------
    Net unrealized appreciation ............. $        99,105
                                              ===============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
MID CAP FUND                                                      APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CASH AND OTHER NET  ASSETS ..............   5%
OIL AND GAS  EXTRACTION .................   5%
ELECTRONICS .............................   5%
OTHER COMMON STOCKS .....................  22%
ENTERTAINMENT AND LEISURE ...............   7%
TELECOMM. EQUIPMENT .....................   8%
TECHNOLOGY ..............................  18%
MEDICAL PRODUCTS AND SUPPLIES ...........   8%
COMMUNICATIONS ..........................   9%
PRINTING AND PUBLISHING .................  13%

% OF TOTAL NET ASSETS

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------
COMMON STOCKS - 95.46%

               AGRICULTURE - 4.46%
       82,400  Bunge ........................ $     2,308,024
       89,000  Monsanto .....................       1,548,600
                                              ---------------
                                                    3,856,624
                                              ---------------

               AUTOMOTIVE - 4.41%
       57,000  BorgWarner ...................       3,344,190
        8,000  Magna International, Class A .         469,040
                                              ---------------
                                                    3,813,230
                                              ---------------

               CHEMICALS - 2.08%
       99,000  FMC* .........................       1,793,880
                                              ---------------

               COMMERCIAL SERVICES - 3.60%
       47,000  Dun & Bradstreet* ............       1,776,600
       51,000  Wallace Computer Services ....       1,332,630
                                              ---------------
                                                    3,109,230
                                              ---------------

               COMMUNICATIONS - 8.68%
      199,000  Interpublic Group ............       2,268,600
      223,000  Reuters Group, SP ADR ........       2,914,610
       65,000  WPP Group, SP ADR ............       2,317,900
                                              ---------------
                                                    7,501,110
                                              ---------------

               CONSUMER CYCLICALS - 1.18%
       47,000  Mattel .......................       1,021,780
                                              ---------------

               ELECTRONICS - 5.41%
       94,000  American Power Conversion* ...       1,464,520
      293,300  Symbol Technologies ..........       3,205,769
                                              ---------------
                                                    4,670,289
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------
               ENTERTAINMENT AND LEISURE - 7.41%
       92,100  Hearst-Argyle Television* .... $     2,218,689
      153,100  Metro-Goldwyn-Mayer* .........       1,707,065
      100,000  Yahoo!* ......................       2,478,000
                                              ---------------
                                                    6,403,754
                                              ---------------

               MEDICAL PRODUCTS AND SUPPLIES - 7.48%
       95,000  Edwards Lifesciences* ........       2,742,650
       68,000  McKesson .....................       1,886,320
      185,000  PerkinElmer ..................       1,835,200
                                              ---------------
                                                    6,464,170
                                              ---------------

               OIL AND GAS EXTRACTION - 5.34%
      120,873  FMC Technologies* ............       2,274,830
      341,400  Veritas DGC* .................       2,338,590
                                              ---------------
                                                    4,613,420
                                              ---------------

               PHARMACEUTICALS - 3.51%
       77,000  Alpharma, Class A ............       1,436,050
       55,000  Watson Pharmaceuticals* ......       1,598,850
                                              ---------------
                                                    3,034,900
                                              ---------------

               PRINTING AND PUBLISHING - 12.50%
      118,500  Belo, Class A ................       2,667,435
      445,600  Reader's Digest Association,
                 Class A ....................       5,347,200
       98,000  Scholastic* ..................       2,784,180
                                              ---------------
                                                   10,798,815
                                              ---------------

               TECHNOLOGY - 18.13%
      133,700  Apple Computer* ..............       1,898,540
       63,000  Diebold ......................       2,518,740
      296,900  Legato Systems* ..............       1,757,648
      204,000  Mentor Graphics* .............       2,125,680
      114,000  Progress Software* ...........       2,221,860
      494,800  Unisys* ......................       5,145,920
                                              ---------------
                                                   15,668,388
                                              ---------------

               TELECOMMUNICATIONS
               EQUIPMENT - 8.14%
      670,700  Andrew* ......................       5,144,269
       66,000  Harris .......................       1,884,960
                                              ---------------
                                                    7,029,229
                                              ---------------

               TRANSPORTATION - 3.13%
       89,000  CNF ..........................       2,700,260
                                              ---------------

               TOTAL COMMON STOCKS
                 (Cost $82,773,460) .........      82,479,079
                                              ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
MID CAP FUND                                                      APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------
INVESTMENT COMPANIES - 5.14%
    4,191,061  Deutsche Institutional Cash
                 Management Fund ............ $     4,191,061
      251,660  Deutsche Institutional
                 Treasury Money Fund ........         251,660
                                              ---------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $4,442,721) ..........       4,442,721
                                              ---------------

TOTAL INVESTMENTS - 100.60%
   (Cost $87,216,181)** .....................      86,921,800
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (0.60)% ..        (521,013)
                                              ---------------
NET ASSETS - 100.00% ........................ $    86,400,787
                                              ===============

----------------------------
  * Non-income producing security.
 ** Aggregate cost for Federal income tax purposes is $87,216,181.

    Gross unrealized appreciation ........... $    10,798,203
    Gross unrealized depreciation ...........     (11,092,584)
                                              ---------------
    Net unrealized depreciation ............. $      (294,381)
                                              ===============

  SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
TAMRO SMALL CAP FUND                                              APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OTHER COMMON STOCKS .....................  28%
FINANCE .................................  15%
CONSUMER CYCLICALS ......................  11%
COMMUNICATIONS ..........................   9%
TECHNOLOGY ..............................   8%
RETAIL ..................................   8%
CAPITAL GOODS ...........................   8%
COMMERCIAL  SERVICES ....................   7%
CONVERTIBLE  BONDS ......................   4%
CASH AND OTHER NET ASSETS ...............   2%

% OF TOTAL NET ASSETS

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------
COMMON STOCKS - 94.40%

               CAPITAL GOODS - 8.01%
      101,645  Concord Camera* .............. $       571,245
       32,750  Itron* .......................         655,655
       22,000  Martin Marietta Materials ....         650,540
       17,600  Teleflex .....................         675,664
       39,500  Trimble Navigation* ..........         997,375
                                              ---------------
                                                    3,550,479
                                              ---------------

               COMMERCIAL SERVICES - 7.43%
       54,490  Aaron Rents ..................       1,217,851
       47,000  AMN Healthcare Services ......         427,700
      111,660  Hooper Holmes ................         675,543
       15,000  MAXIMUS* .....................         361,500
       60,000  Plexus* ......................         610,800
                                              ---------------
                                                    3,293,394
                                              ---------------

               COMMUNICATIONS - 9.22%
       25,400  CheckFree* ...................         700,278
       47,390  Emmis Communications, Class A*         898,988
       45,350  Network Associates* ..........         518,351
      181,250  3Com* ........................         942,500
      253,280  ValueClick* ..................       1,025,784
                                              ---------------
                                                    4,085,901
                                              ---------------

               CONSUMER CYCLICALS - 11.35%
      136,000  Bally Total Fitness Holding* .         863,600
       35,000  IHOP .........................         920,500
       28,000  Kellwood .....................         829,360
       60,540  Nautica Enterprises* .........         688,945
       27,420  Standard-Pacific .............         829,455
       50,600  Steven Madden* ...............         896,632
                                              ---------------
                                                    5,028,492
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------
               CONSUMER STAPLES - 5.93%
       38,400  Andrx* ....................... $       619,776
       18,800  Scotts (The), Class A* .......       1,070,660
       55,500  Select Medical* ..............         939,060
                                              ---------------
                                                    2,629,496
                                              ---------------

               FINANCE - 15.12%
      181,000  E*TRADE Group* ...............         995,500
       35,150  First Charter ................         610,556
      134,945  Innkeepers USA Trust, REIT ...       1,017,485
       24,410  MAF Bancorp ..................         824,082
       16,500  People's Bank ................         434,775
       24,000  Post Properties, REIT ........         618,240
       54,860  Seacoast Financial Services ..       1,035,208
       32,000  Summit Properties, REIT ......         618,240
       13,780  UMB Financial ................         544,999
                                              ---------------
                                                    6,699,085
                                              ---------------

               FOOD AND BEVERAGES - 4.11%
       56,700  Hain Celestial Group* ........         978,642
       28,865  United Natural Foods* ........         842,569
                                              ---------------
                                                    1,821,211
                                              ---------------

               INSURANCE - 2.88%
        2,550  Alleghany* ...................         433,449
       86,310  FPIC Insurance Group* ........         842,386
                                              ---------------
                                                    1,275,835
                                              ---------------

               MEDICAL PRODUCTS AND SUPPLIES - 1.83%
       28,100  Edwards Lifesciences* ........         811,247
                                              ---------------

               OIL AND GAS EXTRACTION - 2.17%
       40,250  Pioneer Natural Resources* ...         962,780
                                              ---------------

               PHARMACEUTICALS - 7.33%
       17,525  Medicis Pharmaceutical* ......       1,010,141
       58,200  Noven Pharmaceuticals* .......         560,466
       57,500  Penwest Pharmaceuticals* .....       1,048,225
       24,000  Pharmaceutical Product
                 Development* ...............         628,080
                                              ---------------
                                                    3,246,912
                                              ---------------

               RESTAURANTS - 2.14%
       20,000  Papa John's International* ...         475,600
       40,915  Steak `n Shake (The)* ........         473,386
                                              ---------------
                                                      948,986
                                              ---------------

               RETAIL - 8.35%
       28,000  Buckle (The)* ................         504,000
      106,500  Circuit City Stores ..........         610,245
       80,000  Goody's Family Clothing* .....         393,600
       33,000  Men's Wearhouse (The)* .......         549,450
       51,600  Sharper Image* ...............       1,021,164
       72,000  Sports Authority (The)* ......         621,360
                                              ---------------
                                                    3,699,819
                                              ---------------

               TECHNOLOGY - 7.64%
      113,660  CIBER* .......................         617,174
      116,000  Eclipsys* ....................       1,045,160
       40,000  NCR* .........................         876,800
       37,500  Take-Two Interactive Software*         843,750
                                              ---------------
                                                    3,382,884
                                              ---------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
TAMRO SMALL CAP FUND                                              APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------
               TELECOMMUNICATIONS - 0.89%
       25,800  Advanced Fibre Communications* $       394,740
                                              ---------------
               TOTAL COMMON STOCKS
                 (Cost $37,743,835) .........      41,831,261
                                              ---------------

  PAR VALUE
  ----------
CONVERTIBLE BONDS - 3.51%

               COMMUNICATIONS - 1.51%
$     746,000  Aether Systems, Subordinated Notes
                 6.000%, 03/22/05 ...........         667,670
                                              ---------------
               FINANCE - 2.00%
    1,000,000  E*trade Group
                 6.000%, 02/01/07 ...........         887,500
                                              ---------------

               TOTAL CONVERTIBLE BONDS
                 (Cost $1,215,139) ..........       1,555,170
                                              ---------------

 SHARES
-------
INVESTMENT COMPANY - 2.01%

      892,371  Deutsche Institutional
                 Cash Management Fund .......         892,371
                                              ---------------
               TOTAL INVESTMENT COMPANY
                 (Cost $892,371) ............         892,371
                                              ---------------
TOTAL INVESTMENTS - 99.92%
   (Cost $39,851,345)** .....................      44,278,802
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 0.08% ....          35,509
                                              ---------------
NET ASSETS - 100.00% ........................ $    44,314,311
                                              ===============

-----------------------------
  * Non-income producing security.
 ** Aggregate cost for Federal income tax purposes is $39,851,345.

    Gross unrealized appreciation ........... $     6,082,164
    Gross unrealized depreciation ...........      (1,654,707)
                                              ---------------
    Net unrealized appreciation               $     4,427,457
                                              ===============

    REIT Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
VEREDUS AGGRESSIVE GROWTH FUND                                    APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OIL AND GAS  EXTRACTION .................. 20%
OTHER COMMON STOCKS ...................... 20%
CONSUMER  CYCLICALS ...................... 20%
RETAIL ...................................  8%
TECHNOLOGY ...............................  7%
HEALTH  CARE  SERVICES ...................  7%
ENTERTAINMENT  AND  LEISURE ..............  5%
COMMUNICATIONS ...........................  5%
CASH AND OTHER NET ASSETS ................  4%
TRANSPORTATION ...........................  4%

% OF TOTAL NET ASSETS

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------
COMMON STOCKS - 95.83%

               CAPITAL GOODS - 0.35%
      435,700  SureBeam* .................... $     1,254,816
                                              ---------------
               COMMUNICATIONS - 5.20%
      429,300  eSPEED, Class A* .............       5,602,365
      378,400  LendingTree* .................       5,361,928
      422,800  SINA* ........................       4,168,808
      247,400  Watchguard Technologies* .....       1,088,560
      353,300  Western Wireless, Class A* ...       2,162,196
                                              ---------------
                                                   18,383,857
                                              ---------------

               CONSUMER CYCLICALS - 20.44%
      347,500  D.R. Horton ..................       8,235,750
       40,500  Dominion Homes ...............         696,600
      189,200  Hovanian Enterprises, Class A*       7,530,160
      277,700  KB HOME ......................      13,682,279
      201,800  M.D.C. Holdings ..............       9,302,980
      241,900  Pulte Homes ..................      14,027,781
      231,800  Ryland Group (The) ...........      12,570,514
      204,100  Standard-Pacific .............       6,174,025
                                              ---------------
                                                   72,220,089
                                              ---------------

               CONSUMER STAPLES - 1.10%
      283,200  Chattem* .....................       3,871,344
                                              ---------------

               ENTERTAINMENT AND LEISURE - 4.68%
      486,500  Alliance Gaming* .............       7,769,405
      198,300  Regal Entertainment Group,
                 Class A ....................       3,886,680
      226,300  Station Casinos* .............       4,890,343
                                              ---------------
                                                   16,546,428
                                              ---------------

               FINANCE - 3.41%
      198,400  Jefferies Group ..............       7,701,888
       94,800  Portfolio Recovery Associates*       2,587,092
       60,600  St. Joe (The) ................       1,775,580
                                              ---------------
                                                   12,064,560
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------
               HEALTH CARE SERVICES - 7.43%
      236,700  AMERIGROUP* .................. $     6,892,704
      159,900  Centene* .....................       5,122,397
      185,900  Coventry Health Care .........       7,588,438
      166,300  Gentiva Health Services ......       1,519,982
      117,300  Mid Atlantic Medical Services*       5,108,415
                                              ---------------
                                                   26,231,936
                                              ---------------

               INSURANCE - 3.15%
      276,300  First American ...............       7,321,950
      100,700  IPC Holdings .................       3,459,045
       12,900  ProAssurance* ................         333,981
                                              ---------------
                                                   11,114,976
                                              ---------------

               MEDICAL PRODUCTS AND SUPPLIES - 2.63%
       80,700  Advanced Neuromodulation
                 Systems* ...................       3,378,909
       66,400  Align Technology* ............         498,000
      210,300  Covance* .....................       3,728,619
       85,400  Merit Medical Systems* .......       1,672,986
                                              ---------------
                                                    9,278,514
                                              ---------------

               OIL AND GAS EXTRACTION - 20.07%
      178,300  Cabot Oil & Gas ..............       4,368,350
      558,900  Key Energy Services* .........       5,628,123
      252,300  Lone Star Technologies* ......       5,356,329
      237,800  Patterson-UTI Energy* ........       7,868,802
      289,200  Pioneer Natural Resources* ...       6,917,664
      171,700  Pogo Producing ...............       6,799,320
      462,600  Pride International* .........       7,179,552
      206,500  St. Mary Land & Exploration ..       5,290,530
      493,900  Ultra Petroleum* .............       4,939,000
      356,000  Varco International* .........       6,262,040
      232,300  W-H Energy Services, Inc.* ...       4,181,400
      159,050  Westport Resources* ..........       3,314,602
      402,500  Williams .....................       2,797,375
                                              ---------------
                                                   70,903,087
                                              ---------------

               PHARMACEUTICALS - 3.93%
      240,000  Connetics* ...................       4,053,600
      189,800  Eon Labs* ....................       5,815,472
      152,600  Kos Pharmaceuticals* .........       3,113,040
       19,600  Neurocrine Biosciences* ......         886,900
                                              ---------------
                                                   13,869,012
                                              ---------------

               RESTAURANTS - 2.02%
      110,200  CBRL Group ...................       3,513,176
       86,300  P.F. Chang's China Bistro* ...       3,615,970
                                              ---------------
                                                    7,129,146
                                              ---------------

               RETAIL - 7.50%
      303,600  Chico's FAS* .................       7,389,624
      286,400  Claire's Stores ..............       7,443,536
      167,200  Dick's Sporting Goods* .......       5,037,736
      156,100  Tractor Supply* ..............       6,610,835
                                              ---------------
                                                   26,481,731
                                              ---------------

               TECHNOLOGY - 6.50%
      148,600  Documentum* ..................       2,732,754
      431,300  Genesis Microchip* ...........       7,401,108
      135,100  Hyperion Solutions* ..........       3,820,628
      209,500  Mantech International, Class A*      3,268,200
    1,195,400  Parametric Technology* .......       3,944,820
      303,000  Silicon Image* ...............       1,811,940
                                              ---------------
                                                   22,979,450
                                              ---------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
VEREDUS AGGRESSIVE GROWTH FUND                                    APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------
               TRANSPORTATION - 3.94%
      239,700  Continental Airlines, Class B* $     2,186,064
      647,300  Delta Airlines ...............       8,278,967
      110,100  JetBlue Airways* .............       3,460,443
                                              ---------------
                                                   13,925,474
                                              ---------------

               WASTE DISPOSAL - 3.48%
      312,600  Stericycle* ..................      12,282,054
                                              ---------------
               TOTAL COMMON STOCKS
                 (Cost $307,727,699) ........     338,536,474
                                              ---------------

  PAR VALUE
 ----------
REPURCHASE AGREEMENT - 5.82%
$  20,561,893  Morgan Stanley, 1.05%,
                 dated 4/30/03, matures 5/1/03,
                 repurchase price $20,562,493
                 (collateralized by U.S. Treasury
                 Instruments, total market
                 value $20,973,132) .........      20,561,893
                                              ---------------
               TOTAL REPURCHASE AGREEMENT
                 (Cost $20,561,893) .........      20,561,893
                                              ---------------
TOTAL INVESTMENTS - 101.65%
   (Cost $328,289,592)** ....................     359,098,367
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (1.65)% ..      (5,815,695)
                                              ---------------
NET ASSETS - 100.00% ........................ $   353,282,672
                                              ===============

-----------------------
  * Non-income producing security.
 ** Aggregate cost for Federal income tax purposes is $328,289,592.

    Gross unrealized appreciation ........... $    38,361,184
    Gross unrealized depreciation ...........      (7,552,409)
                                              ---------------
    Net unrealized appreciation ............. $    30,808,775
                                              ===============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
REAL ESTATE FUND                                                  APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RETAIL ................................... 29%
RESIDENTIAL .............................. 20%
INDUSTRIAL ............................... 16%
OFFICE PROPERTIES ........................ 16%
DIVERSIFIED ..............................  7%
STORAGE ..................................  4%
HOTELS ...................................  4%
CASH AND OTHER NET ASSETS ................  2%
FOREIGN COMMON STOCK .....................  2%

% OF TOTAL NET ASSETS

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------
COMMON STOCKS - 96.16%

               DIVERSIFIED - 7.38%
       20,500  Catellus Development* ........ $       434,190
       16,000  Colonial Properties Trust ....         544,160
       31,300  Vornado Realty Trust .........       1,189,400
                                              ---------------
                                                    2,167,750
                                              ---------------

               HOTELS - 3.49%
       50,300  Orient Express Hotels* .......         566,378
       17,100  Starwood Hotels & Resorts
                 Worldwide ..................         458,964
                                              ---------------
                                                    1,025,342
                                              ---------------

               INDUSTRIAL - 16.12%
       34,285  AMB Property .................         935,980
       19,700  CenterPoint Properties .......       1,141,615
       44,280  Duke Realty ..................       1,213,272
       56,200  ProLogis Trust ...............       1,446,588
                                              ---------------
                                                    4,737,455
                                              ---------------

               OFFICE PROPERTIES - 16.26%
       24,375  Alexandria Real Estate Equities      1,031,062
       17,885  Boston Properties ............         701,092
       28,400  Brookfield Properties ........         575,100
       41,800  Corporate Office Properties Trust      637,450
       51,884  Equity Office Properties Trust       1,347,428
       15,100  SL Green Realty ..............         486,673
                                              ---------------
                                                    4,778,805
                                              ---------------

               RESIDENTIAL - 20.46%
       29,685  Apartment Investment &
                 Management .................       1,120,906
       46,900  Archstone-Smith Trust ........       1,069,320
       13,424  AvalonBay Communities ........         535,483
       97,100  Boardwalk Equities ...........       1,011,782
       37,200  Equity Residential Properties
                 Trust ......................         963,852
       10,700  Essex Property Trust .........         588,179


                                                  MARKET
 SHARES                                            VALUE
-------                                           -------
               RESIDENTIAL (CONTINUED)
       20,200  Gables Residential Trust ..... $       573,276
        5,800  Mid-America Apartment
                 Communities ................         149,060
                                              ---------------
                                                    6,011,858
                                              ---------------

               RETAIL - 28.85%
       24,200  CBL & Associates Properties ..       1,027,290
        7,400  Chelsea Property Group .......         293,484
       41,800  Developers Diversified Realty        1,053,360
       27,500  General Growth Properties ....       1,529,550
       19,200  Heritage Property Investment .         487,680
       34,050  Kimco Realty .................       1,232,610
       18,225  Mills ........................         582,471
       24,300  Pan Pacific Retail Properties          950,616
       35,900  Simon Property Group .........       1,318,248
                                              ---------------
                                                    8,475,309
                                              ---------------

               STORAGE - 3.60%
       32,900  Public Storage ...............       1,057,735
                                              ---------------
               TOTAL COMMON STOCKS
                 (Cost $26,441,095) .........      28,254,254
                                              ---------------

FOREIGN COMMON STOCK - 1.55%

               CANADA - 1.55%
       49,300  RioCan Real Estate Investment
                 Trust ......................         455,336
                                              ---------------
               TOTAL FOREIGN COMMON STOCK
                 (Cost $435,748) ............         455,336
                                              ---------------

  PAR VALUE
 ----------
REPURCHASE AGREEMENT - 1.92%
$     563,749  J.P. Morgan Chase, 1.000%,
                 dated 4/30/03, matured 5/1/03,
                 repurchase price $563,765
                 (collateralized by U.S. Treasury
                 Instrument, total market
                 value: $575,040) ...........         563,749
                                              ---------------
               TOTAL REPURCHASE AGREEMENT
                 (Cost $563,749) ............         563,749
                                              ---------------
TOTAL INVESTMENTS - 99.63%
   (Cost $27,440,592)** .....................      29,273,339
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 0.37% ....         108,012
                                              ---------------
NET ASSETS - 100.00% ........................ $    29,381,351
                                              ===============

----------------------------
   * Non-income producing security.
  ** Aggregate cost for Federal income tax purposes is $27,440,592.

     Gross unrealized appreciation .......... $     2,560,405
     Gross unrealized depreciation ..........        (727,658)
                                              ---------------
     Net unrealized appreciation ............ $     1,832,747
                                              ===============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
VEREDUS SCITECH FUND                                              APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

SEMICONDUCTORS ..........................  27%
CASH AND OTHER NET ASSETS ...............  20%
MEDICAL  PRODUCTS AND SUPPLIES ..........  12%
ELECTRONICS .............................  12%
COMMUNICATIONS ..........................  10%
COMPUTER SOFTWARE .......................   6%
PHARMACEUTICALS .........................   4%
WASTE  DISPOSAL .........................   3%
OTHER  COMMON  STOCKS ...................   3%
ENTERTAINMENT   AND  LEISURE ............   3%

% OF TOTAL NET ASSETS


                                                  MARKET
 SHARES                                            VALUE
-------                                           -------
COMMON STOCKS - 80.13%

               COMMUNICATIONS - 10.06%
        7,000  AT&T Wireless Services* ...... $        45,220
        1,300  CheckFree* ...................          35,841
        1,700  SINA* ........................          16,762
        1,000  Watchguard Technologies* .....           4,400
        8,000  Western Wireless, Class A* ...          48,960
                                              ---------------
                                                      151,183
                                              ---------------

               COMPUTER SOFTWARE - 5.86%
          600  Documentum* ..................          11,034
          500  Hyperion Solutions* ..........          14,140
        1,200  Mantech International, Class A*         18,720
       13,400  Parametric Technology* .......          44,220
                                              ---------------
                                                       88,114
                                              ---------------

               COMPUTERS - 1.81%
        3,000  EMC* .........................          27,270
                                              ---------------

               ELECTRONICS - 12.27%
        6,900  Innovex* .....................          59,685
        5,500  Signal Technology* ...........          72,545
        3,300  Technitrol* ..................          52,107
                                              ---------------
                                                      184,337
                                              ---------------

               ENTERTAINMENT AND LEISURE - 2.87%
          500  International Game Technology*          43,150
                                              ---------------

               MACHINERY - 1.71%
        8,900  SureBeam* ....................          25,632
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------
               MEDICAL PRODUCTS AND SUPPLIES - 11.69%
          300  Advanced Neuromodulation
                 Systems* ................... $        12,561
          300  Align Technology* ............           2,250
        5,700  Cepheid* .....................          21,432
          900  Covance* .....................          15,957
        2,800  Cyberonics* ..................          63,924
          300  Merit Medical Systems* .......           5,877
        8,400  OraSure Technologies* ........          53,760
                                              ---------------
                                                      175,761
                                              ---------------

               PHARMACEUTICALS - 3.94%
        1,000  Connetics* ...................          16,890
          800  Eon Labs* ....................          24,512
          650  Kos Pharmaceuticals* .........          13,260
          100  Neurocrine Biosciences* ......           4,525
                                              ---------------
                                                       59,187
                                              ---------------

               SEMICONDUCTORS - 26.78%
        3,200  Broadcom, Class A* ...........          57,248
        2,800  Cree* ........................          55,860
        1,300  Genesis Microchip* ...........          22,308
       10,600  GlobespanVirata* .............          64,342
        7,400  Micron Technology* ...........          62,900
        3,100  National Semiconductor* ......          58,063
        6,400  Pixelworks* ..................          47,680
        5,700  Silicon Image* ...............          34,086
                                              ---------------
                                                      402,487
                                              ---------------

               WASTE DISPOSAL - 3.14%
        1,200  Stericycle* ..................          47,148
                                              ---------------
               TOTAL COMMON STOCKS
                 (Cost $1,132,617) ..........       1,204,269
                                              ---------------

  PAR VALUE
  ----------
REPURCHASE AGREEMENT - 29.96%
$     450,237  Morgan Stanley, 1.050%,
                 dated 4/30/03, matures 5/1/03,
                 repurchase price $450,250
                 (collateralized by U.S. Treasury
                 Instruments, total market
                 value: $459,241) ...........         450,237
                                              ---------------
               TOTAL REPURCHASE AGREEMENT
                 (Cost $450,237) ............         450,237
                                              ---------------
TOTAL INVESTMENTS - 110.09%
   (Cost $1,582,854)** ......................       1,654,506
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (10.09)% .       (151,689)
                                              ---------------
NET ASSETS - 100.00% ........................ $     1,502,817
                                              ===============

---------------------------
   * Non-income producing security.
  ** Aggregate cost for Federal income tax purposes is $1,582,854.

     Gross unrealized appreciation .......... $       108,912
     Gross unrealized depreciation ..........         (37,260)
                                              ---------------
     Net unrealized appreciation ............ $        71,652
                                              ===============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
EQUITY PLUS FUND                                                  APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                              [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CONSUMER  STAPLES .......................   5%
FOOD AND  BEVERAGES .....................   5%
CASH AND OTHER NET ASSETS ...............   5%
OTHER COMMON  STOCKS ....................  28%
OIL AND GAS  EXTRACTION .................   5%
ELECTRICAL ..............................   6%
RETAIL ..................................   7%
TECHNOLOGY ..............................  16%
PHARMACEUTICALS .........................   9%
FINANCE .................................  14%

% OF TOTAL NET ASSETS

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------
COMMON STOCKS - 95.45%

               AUTOMOBILE - 0.76%
       34,900  Ford Motor ................... $       359,470
       10,700  General Motors ...............         385,735
                                              ---------------
                                                      745,205
                                              ---------------

               BASIC MATERIALS - 0.97%
       16,400  Alcoa ........................         376,052
        1,500  Allegheny Technologies .......           6,225
        1,100  Boise Cascade ................          25,267
        9,300  International Paper ..........         332,475
        4,200  Weyerhaeuser .................         208,278
                                              ---------------
                                                      948,297
                                              ---------------

               BIOTECHNOLOGY - 1.26%
       20,100  Amgen* .......................       1,232,331
                                              ---------------

               CAPITAL GOODS - 3.78%
        1,500  Black & Decker ...............          61,875
       16,100  Boeing .......................         439,208
        5,600  Eastman Kodak ................         167,496
        3,900  General Dynamics .............         242,073
       15,700  Honeywell International ......         370,520
        7,500  Raytheon .....................         224,475
        3,500  Rockwell Automation ..........          79,800
        7,600  3M ...........................         957,904
       38,400  Tyco International ...........         599,040
        9,000  United Technologies ..........         556,290
                                              ---------------
                                                    3,698,681
                                              ---------------

               CHEMICALS - 1.44%
       17,400  Dow Chemical .................         567,936
       19,700  duPont (E.I.) de Nemours .....         837,841
                                              --------------
                                                    1,405,777
                                              --------------

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------
               COMMUNICATIONS - 4.03%
       14,800  AT&T ......................... $       252,340
       15,400  Nextel Communications ,
                 Class A* ...................         227,766
       64,700  SBC Communications ...........       1,511,392
       52,300  Verizon Communications .......       1,954,974
                                              --------------
                                                    3,946,472
                                              --------------

               CONSUMER STAPLES - 5.13%
       41,700  Altria Group .................       1,282,692
        4,600  Avon Products ................         267,582
       10,600  Colgate-Palmolive ............         606,002
       20,300  Gillette .....................         618,135
       25,000  Procter & Gamble .............       2,246,250
                                              --------------
                                                    5,020,661
                                              --------------

               ELECTRICAL - 5.76%
      191,200  General Electric .............       5,630,840
                                              --------------

               ENERGY - 0.51%
        6,500  Baker Hughes .................         182,000
        9,800  El Paso ......................          73,500
        8,300  Halliburton ..................         177,703
        9,900  Williams .....................          68,805
                                              ---------------
                                                      502,008
                                              ---------------

               ENTERTAINMENT AND LEISURE - 0.84%
       39,300  Disney, Walt .................         733,338
        2,200  Harrah's Entertainment* ......          86,658
                                              ---------------
                                                      819,996
                                              ---------------

               FINANCE - 14.39%
       25,700  American Express .............         973,002
       30,300  Bank of America ..............       2,243,715
       22,500  Bank One .....................         811,125
       99,100  Citigroup ....................       3,889,675
        9,100  Goldman Sachs Group ..........         690,690
       38,000  J.P. Morgan Chase ............       1,115,300
        4,600  Lehman Brothers Holdings .....         289,662
       17,300  Merrill Lynch ................         710,165
       21,100  Morgan Stanley ...............         944,225
       37,600  U.S. Bancorp .................         832,840
       32,700  Wells Fargo ..................       1,578,102
                                              ---------------
                                                   14,078,501
                                              ---------------

               FOOD AND BEVERAGES - 4.98%
       17,000  Anheuser-Busch ...............         847,960
        7,900  Campbell Soup ................         174,037
       47,900  Coca-Cola ....................       1,935,160
        6,700  Heinz (H.J.) .................         200,196
       33,700  PepsiCo ......................       1,458,536
       15,100  Sara Lee .....................         253,378
                                              ---------------
                                                    4,869,267
                                              ---------------

               HEALTH CARE SERVICES - 0.33%
        9,900  HCA ..........................         317,790
                                              ---------------

               INSURANCE - 3.85%
       13,500  Allstate .....................         510,165
       50,300  American International Group .       2,914,885
        2,800  CIGNA ........................         146,440
        4,700  Hartford Financial Services
                 Group ......................         191,572
                                              ---------------
                                                    3,763,062
                                              ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
EQUITY PLUS FUND                                                  APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
   SHARES                                          VALUE
 ----------                                       -------
               MEDIA - 3.17%
       85,300  AOL Time Warner* ............. $     1,166,904
       11,500  Clear Channel Communications*          449,765
       34,200  Viacom, Class B* .............       1,484,622
                                              ---------------
                                                    3,101,291
                                              ---------------

               MEDICAL PRODUCTS AND SUPPLIES - 4.81%
       11,400  Baxter International .........         262,200
       59,100  Johnson & Johnson ............       3,330,876
       23,300  Medtronic ....................       1,112,342
                                              ---------------
                                                    4,705,418
                                              ---------------

               OIL AND GAS EXTRACTION - 5.22%
      131,800  Exxon Mobil ..................       4,639,360
       11,100  Schlumberger .................         465,423
                                              ---------------
                                                    5,104,783
                                              ---------------

               PHARMACEUTICALS - 8.62%
       37,300  Bristol-Myers Squibb .........         952,642
        4,100  MedImmune* ...................         144,607
       43,800  Merck ........................       2,548,284
      155,820  Pfizer .......................       4,791,465
                                              ---------------
                                                    8,436,998
                                              ---------------

               RESTAURANTS - 0.43%
       24,800  McDonald's ...................         424,080
                                              ---------------
               RETAIL - 6.79%
       45,100  Home Depot (The) .............       1,268,663
        8,300  Limited Brands ...............         120,682
        5,800  May Dept Stores (The) ........         125,396
        3,500  RadioShack ...................          82,985
        6,200  Sears, Roebuck ...............         175,708
        3,800  Toys "R" Us* .................          38,950
       85,800  Wal-Mart Stores ..............       4,832,256
                                              ---------------
                                                    6,644,640
                                              ---------------

               TECHNOLOGY - 16.34%
      141,300  Cisco Systems* ...............       2,125,152
        3,300  Computer Sciences* ...........         108,735
       42,700  EMC* .........................         388,143
       37,400  Hewlett-Packard ..............         609,620
       33,200  IBM ..........................       2,818,680
      129,300  Intel ........................       2,379,120
      211,100  Microsoft ....................       5,397,827
        3,400  National Semiconductor* ......          63,682
      107,100  Oracle* ......................       1,272,348
       33,400  Texas Instruments ............         617,566
        6,100  Unisys* ......................          63,440
       13,900  Xerox* .......................         137,054
                                              ---------------
                                                   15,981,367
                                              ---------------

               TELECOMMUNICATIONS
               EQUIPMENT - 0.12%
       65,800  Lucent Technologies* .........         118,440
                                              ---------------

               TRANSPORTATION - 0.75%
        7,400  Burlington Northern Santa Fe .         208,384
        2,400  Delta Airlines ...............          30,696
        5,700  FedEx ........................         341,316
        7,400  Norfolk Southern .............         156,954
                                              ---------------
                                                      737,350
                                              ---------------


                                                  MARKET
   SHARES                                          VALUE
 ----------                                       -------
               UTILITIES - 1.17%
       10,300  AES* ......................... $        61,903
        6,200  American Electric Power ......         163,556
        4,300  Entergy ......................         200,423
        6,200  Exelon .......................         328,848
       13,400  Southern .....................         389,806
                                              ---------------
                                                    1,144,536
                                              ---------------

               TOTAL COMMON STOCKS
                 (Cost $75,624,361) .........      93,377,791
                                              ---------------

INVESTMENT COMPANY - 4.48%
    4,380,843  Deutsche Institutional Cash
                 Management Fund ............       4,380,843
                                              ---------------
               TOTAL INVESTMENT COMPANY
                 (Cost $4,380,843) ..........       4,380,843
                                              ---------------
TOTAL INVESTMENTS - 99.93%
   (Cost $80,005,204)** .....................      97,758,634
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 0.07% ....          72,335
                                              ---------------
NET ASSETS - 100.00% ........................ $    97,830,969
                                              ===============

--------------------------
   * Non-income producing security.
  ** Aggregate cost for Federal income tax purposes is $80,005,204.

     Gross unrealized appreciation .......... $    35,000,103
     Gross unrealized depreciation ..........     (17,246,673)
                                              ---------------
     Net unrealized appreciation ............ $    17,753,430
                                              ===============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
SELECT SMALL CAP FUND                                             APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                              [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OTHER COMMON STOCKS ....................   27%
FINANCE ................................   16%
CAPITAL GOODS ..........................   15%
TECHNOLOGY .............................    9%
RETAIL .................................    8%
CONSUMER CYCLICALS .....................    8%
OIL AND GAS EXTRACTION .................    6%
MEDICAL  PRODUCTS  AND SUPPLIES ........    5%
HEALTH  CARE  SERVICES .................    4%
CASH AND OTHER NET  ASSETS .............    2%

% OF TOTAL NET ASSETS

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------
COMMON STOCKS - 97.79%

               BASIC MATERIALS - 2.09%
        7,500  Delta & Pine Land ............ $       174,450
        6,300  MacDermid ....................         143,199
        3,000  Pope & Talbot ................          39,870
        6,700  Rock-Tenn, Class A ...........          89,780
        4,800  Ryerson Tull .................          36,048
        6,200  Wellman ......................          70,928
                                              ---------------
                                                      554,275
                                              ---------------

               BIOTECHNOLOGY - 1.31%
        2,900  Biosite* .....................         123,772
        5,500  Enzo Biochem* ................          82,335
        5,300  Integra Lifesciences* ........         141,457
                                              ---------------
                                                      347,564
                                              ---------------

               CAPITAL GOODS - 15.34%
        6,200  Advanced Energy Industries* ..          59,582
        6,300  Albany International .........         149,562
        7,000  AptarGroup ...................         240,940
        5,900  Armor Holdings* ..............          71,095
        6,600  Baldor Electric ..............         146,784
        4,800  Belden .......................          57,072
        4,500  Brady ........................         150,795
        4,200  Briggs & Stratton ............         189,588
        5,100  C&D Technologies .............          67,830
        8,500  Cognex* ......................         186,065
        5,200  Cubic ........................         100,828
        3,100  DRS Technologies* ............          86,831
        3,100  Engineered Support Systems ...         107,663
        8,400  GenCorp ......................          63,840
        9,300  Graco ........................         285,510
        6,000  IDEX .........................         191,100
        3,200  Intermagnetics General* ......          62,176
        3,300  InVision Technologies* .......          78,408
        3,400  Ionics* ......................          64,600
        4,400  Kaman ........................          44,044
        3,100  Keithley Instruments .........          37,820
        7,000  Methode Electronics, Class A .          73,500

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------
               CAPITAL GOODS (CONTINUED)
        6,500  Mueller Industries* .......... $       166,075
        3,800  Park Electrochemical .........          67,792
        2,300  Robbins & Myers ..............          39,537
        6,000  Roper Industries .............         183,540
        2,800  SBS Technologies* ............          22,932
        4,600  Smith (A.O.) .................         137,172
        2,600  SPS Technologies* ............          68,588
       10,200  Tetra Tech* ..................         158,100
        7,400  Tredegar .....................          95,164
        4,900  Trimble Navigation* ..........         123,725
        3,100  Triumph Group* ...............          81,468
        6,200  Zebra Technologies* ..........         413,354
                                              ---------------
                                                    4,073,080
                                              ---------------

               COMMERCIAL SERVICES - 1.68%
        7,000  Central Parking ..............          70,000
        2,600  Consolidated Graphics* .......          49,660
        4,200  Pre-Paid Legal Services* .....          96,852
        9,500  PRG-Shultz International* ....          60,610
        3,000  Volt Information Sciences* ...          39,690
        6,400  Watson Wyatt and Co. Holdings*         130,560
                                              ---------------
                                                      447,372
                                              ---------------

               COMMUNICATIONS - 1.52%
        7,200  Anixter International* .......         165,456
        3,900  Black Box ....................         123,825
        6,900  Verity* ......................         114,057
                                              ---------------
                                                      403,338
                                              ---------------

               CONSUMER CYCLICALS - 7.92%
        2,300  Bassett Furniture Industries .          28,267
        7,500  Ethan Allen Interiors ........         252,600
        4,000  G & K Services ...............         109,320
       11,900  La-Z-Boy .....................         232,407
        5,700  Marcus .......................          80,940
        2,700  Mobile Mini* .................          42,822
        6,500  Nautica Enterprises* .........          73,970
        3,300  Oshkosh Truck ................         184,800
        5,400  Phillips-Van Heusen ..........          71,712
        4,500  Polaris Industries ...........         237,915
        5,300  Ryland Group (The) ...........         287,419
        5,700  Standard-Pacific .............         172,425
        6,600  United Stationers* ...........         178,926
        8,100  Wolverine World Wide .........         149,364
                                              ---------------
                                                    2,102,887
                                              ---------------

               CONSUMER STAPLES - 1.94%
       12,700  NBTY* ........................         196,850
        5,600  Scotts (The), Class A* .......         318,920
                                              ---------------
                                                      515,770
                                              ---------------

               ENTERTAINMENT AND LEISURE - 0.73%
        5,600  Argosy Gaming* ...............         114,072
        3,500  Shuffle Master* ..............          80,150
                                              ---------------
                                                      194,222
                                              ---------------
               FINANCE - 15.64%
        4,700  Anchor Bancorp Winscosin .....         108,805
        4,900  BankUnited Financial, Class A*          92,561
        6,000  Capital Automotive REIT ......         155,340
        6,300  Chittenden ...................         170,415
        9,000  Commercial Federal ...........         193,680
        7,800  Community First Bankshares ...         209,984
       10,000  Cullen/Frost Bankers .........         327,900



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              ABN AMRO FUNDS
----------------------------
SELECT SMALL CAP FUND                                             APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------
               FINANCE (CONTINUED)
        5,500  Downey Financial ............. $       241,450
        3,200  Essex Property, REIT .........         175,904
        7,950  First BanCorp Puerto Rico ....         245,416
        9,500  First Midwest Bancorp ........         263,055
        5,700  Flagstar Bancorp .............         188,670
        9,000  Hudson United Bancorp ........         300,060
        5,400  Kilroy Realty, REIT ..........         134,028
        5,000  Provident Bankshares .........         127,000
        9,400  Raymond James Financial ......         269,592
        5,600  Riggs National ...............          77,504
        4,800  Seacoast Financial Services ..          90,576
        7,700  Susquehanna Bancshares .......         175,175
        3,300  SWS Group ....................          54,681
        7,600  UCBH Holdings ................         193,344
        8,800  United Bankshares ............         254,144
        3,400  Wintrust Financial ...........         103,360
                                              ---------------
                                                    4,152,644
                                              ---------------

               FOOD AND BEVERAGES - 3.10%
        6,900  Corn Products International ..         206,172
        5,800  Flowers Foods ................         164,140
        6,600  Hain Celestial Group* ........         113,916
        5,700  Lance ........................          42,180
        8,500  Performance Food Group* ......         298,180
                                              ---------------
                                                      824,588
                                              ---------------

               HEALTH CARE SERVICES - 4.25%
        4,000  AMERIGROUP* ..................         116,480
        1,900  AmSurg* ......................          49,343
        9,500  Mid Atlantic Medical Services*         413,725
        9,800  Orthodontic Centers of America*         56,840
        4,800  PAREXEL International* .......          62,016
        9,600  Renal Care Group* ............         311,040
        4,400  Sunrise Assisted Living* .....         118,800
                                              ---------------
                                                    1,128,244
                                              ---------------

               INSURANCE - 0.91%
        3,900  RLI ..........................         115,245
        5,000  Selective Insurance Group ....         125,450
                                              ---------------
                                                      240,695
                                              ---------------

               MEDICAL PRODUCTS AND SUPPLIES - 4.81%
        6,300  American Medical Systems
                 Holdings* ..................          99,981
        4,900  CONMED* ......................          85,358
        6,600  IDEXX Laboratories* ..........         257,400
        6,000  Invacare .....................         191,700
        9,200  Mentor .......................         170,292
        3,400  Possis Medical* ..............          65,280
        6,200  ResMed* ......................         227,416
        8,100  Techne* ......................         179,901
                                              ---------------
                                                    1,277,328
                                              ---------------

               OIL AND GAS EXTRACTION - 5.53%
        2,700  Atwood Oceanics* .............          70,335
        5,100  Frontier Oil .................          86,292
        4,400  Hydril* ......................         104,764
        4,900  Lone Star Technologies* ......         104,027
        8,600  Newfield Exploration* ........         295,754
        3,300  Nuevo Energy* ................          44,220
        2,500  Prima Energy* ................          49,077

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------
               OIL AND GAS EXTRACTION (CONTINUED)
        3,900  SEACOR SMIT* ................. $       139,698
        5,400  St. Mary Land & Exploration ..         138,348
        5,100  Stone Energy* ................         179,163
        2,700  Tetra Technologies* ..........          71,820
        7,600  Tom Brown* ...................         186,352
                                              ---------------
                                                    1,469,850
                                              ---------------

               PHARMACEUTICALS - 3.80%
        8,300  Alpharma, Class A ............         154,795
        9,900  Cephalon* ....................         404,316
        2,800  CIMA Labs* ...................          67,620
        5,900  Medicis Pharmaceutical* ......         340,076
        4,400  Noven Pharmaceuticals* .......          42,372
                                              ---------------
                                                    1,009,179
                                              ---------------

               RESTAURANTS - 3.65%
        5,400  CEC Entertainment* ...........         162,594
        7,700  Jack in the Box* .............         137,060
        4,200  Landry's Restaurants .........          78,540
        6,000  Panera Bread* ................         204,180
        7,800  Sonic* .......................         210,678
        5,600  Steak `n Shake (The)* ........          64,792
        4,000  Triarc* ......................         110,800
                                              ---------------
                                                      968,644
                                              ---------------

               RETAIL - 7.89%
        5,200  Children's Place (The)* ......          79,040
        5,000  Christopher & Banks* .........         125,800
        4,200  Cost Plus* ...................         129,066
        7,100  Dress Barn* ..................         106,642
        3,900  Footstar* ....................          36,075
        3,300  Fred's .......................         107,085
        4,300  Genesco* .....................          64,500
        3,500  Hancock Fabrics ..............          54,600
        3,950  J. Jill Group* ...............          56,683
        7,900  Linens `n Things* ............         167,401
        8,000  Men's Wearhouse (The)* .......         133,200
        9,600  Pacific Sunwear of California*         219,168
        8,200  Regis ........................         232,306
        5,600  ShopKo Stores* ...............          67,368
        6,100  Too* .........................         113,216
        3,500  Tractor Supply* ..............         148,225
        2,200  Ultimate Electronics* ........          18,590
        6,800  Zale* ........................         237,592
                                              ---------------
                                                    2,096,557
                                              ---------------

               TECHNOLOGY - 9.41%
        4,700  Actel* .......................          93,107
        8,100  American Management Systems* .          99,630
        5,900  ATMI* ........................         124,484
        3,500  Brooks Automation* ...........          29,645
        2,500  Catapult Communications* .....          22,125
        6,800  Cerner* ......................         135,864
        7,700  Dendrite International* ......          78,848
        6,500  FactSet Research Systems .....         226,200
        6,900  FileNET* .....................         106,191
        4,400  Helix Technology .............          50,688
        4,900  Hutchinson Technology* .......         115,836
        6,400  Hyperion Solutions* ..........         180,992
        3,900  Kronos* ......................         177,918
        5,600  Manhattan Associates* ........         135,464
        3,400  MICROS Systems* ..............          85,102
        6,600  NDCHealth ....................         127,050
        6,900  Progress Software* ...........         134,481


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
SELECT SMALL CAP FUND                                             APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------
               TECHNOLOGY (CONTINUED)
        2,400  Supertex* .................... $        38,280
        6,400  Systems & Computer Technology*          45,888
        7,100  Take-Two Interactive Software*         159,750
        7,700  THQ* .........................         108,801
        6,300  Varian Semiconductor
                 Equipment Associates* ......         145,215
        4,800  Veeco Instruments* ...........          77,232
                                              ---------------
                                                    2,498,791
                                              ---------------

               TRANSPORTATION - 3.37%
        9,800  Heartland Express* ...........         225,400
       11,500  Kansas City Southern* ........         127,305
        7,200  Knight Transportation* .......         173,520
        4,300  Offshore Logistics* ..........          81,700
       11,100  SkyWest ......................         141,969
        5,100  USF ..........................         145,401
                                              ---------------
                                                      895,295
                                              ---------------

               UTILITIES - 2.90%
        8,000  Atmos Energy .................         182,240
        6,800  Energen ......................         223,040
        6,300  Piedmont Natural Gas .........         235,368
        6,300  Southwest Gas ................         130,788
                                              ---------------
                                                      771,436
                                              ---------------

               TOTAL COMMON STOCKS
                 (Cost $25,837,807) .........      25,971,759
                                              ---------------

INVESTMENT COMPANY - 2.23%

      593,252  Deutsche Institutional Cash
                 Management Fund ............         593,252
                                              ---------------
               TOTAL INVESTMENT COMPANY
                 (Cost $593,252) ............         593,252
                                              ---------------
TOTAL INVESTMENTS - 100.02%
   (Cost $26,431,059)** .....................      26,565,011
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (0.02)% ..          (5,258)
                                              ---------------
NET ASSETS - 100.00% ........................ $    26,559,753
                                              ===============

-----------------------
   * Non-income producing security.
  ** Aggregate cost for Federal income tax purposes is $26,431,059.

     Gross unrealized appreciation .......... $     4,511,981
     Gross unrealized depreciation ..........      (4,378,029)
                                              ---------------
     Net unrealized appreciation ............ $       133,952
                                              ===============

    REIT Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
BALANCED FUND                                                     APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                              [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMMON  STOCKS ........................... 64%
U.S. GOVERNMENT  AND AGENCY  OBLIGATIONS.. 17%
CORPORATE NOTES AND BONDS ................ 11%
CASH AND OTHER NET  ASSETS ...............  3%
ASSET-BACKED SECURITIES ..................  2%
COMMERCIAL MORTGAGE-BACKED SECURITIES ....  2%
COMMERCIAL PAPER .........................  1%

% OF TOTAL NET ASSETS


                                                  MARKET
 SHARES                                            VALUE
 ------                                           -------
COMMON STOCKS - 63.41%

               ADVERTISING - 2.02%
       95,300  Omnicom Group ................ $     5,899,070
                                              ---------------
               CAPITAL GOODS - 2.95%
      115,200  Dover ........................       3,310,848
       82,700  Illinois Tool Works ..........       5,291,146
                                              ---------------
                                                    8,601,994
                                              ---------------

               CHEMICALS - 1.45%
       72,600  Praxair ......................       4,216,608
                                              ---------------
               COMMERCIAL SERVICES - 5.69%
      137,600  Cintas .......................       4,939,840
      141,000  Ecolab .......................       7,203,690
      115,300  H&R Block ....................       4,452,886
                                              ---------------
                                                   16,596,416
                                              ---------------

               CONSUMER CYCLICALS - 5.06%
      174,000  Harley-Davidson ..............       7,732,560
       85,400  Johnson Controls .............       7,023,296
                                              ---------------
                                                   14,755,856
                                              ---------------

               ELECTRICAL - 1.72%
      170,100  General Electric .............       5,009,445
                                              ---------------
               FINANCE - 6.56%
      116,200  Fifth Third Bancorp ..........       5,727,498
      145,100  Freddie Mac ..................       8,401,290
      159,350  MBNA .........................       3,011,715
      230,900  Schwab (Charles) .............       1,992,667
                                              ---------------
                                                   19,133,170
                                              ---------------

               FOOD AND BEVERAGES - 2.91%
      295,000  Sysco ........................       8,475,350
                                              ---------------
               HEALTH CARE SERVICES - 2.79%
      147,200  Cardinal Health ..............       8,137,216
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
 ------                                           -------
               INSURANCE - 5.22%
      156,000  AFLAC ........................ $     5,102,760
      106,300  American International Group .       6,160,085
       82,900  Marsh & McLennan .............       3,952,672
                                              ---------------
                                                   15,215,517
                                              ---------------

               MEDICAL PRODUCTS AND SUPPLIES - 2.45%
      149,400  Medtronic ....................       7,132,356
                                              ---------------

               PHARMACEUTICALS - 3.55%
       97,400  Merck ........................       5,666,732
      152,900  Pfizer .......................       4,701,675
                                              ---------------
                                                   10,368,407
                                              ---------------

               RETAIL - 7.53%
      137,800  Home Depot (The) .............       3,876,314
       93,100  Kohl's* ......................       5,288,080
      227,700  Starbucks* ...................       5,348,673
      181,900  TJX ..........................       3,501,575
      127,400  Walgreen .....................       3,931,564
                                              ---------------
                                                   21,946,206
                                              ---------------

               TECHNOLOGY - 12.15%
      317,200  Cisco Systems* ...............       4,770,688
      212,087  Dell Computer* ...............       6,131,435
      287,500  EMC* .........................       2,613,375
       60,700  IBM ..........................       5,153,430
      217,400  Intel ........................       4,000,160
      192,600  Microsoft ....................       4,924,782
      365,000  Oracle* ......................       4,336,200
      188,500  Texas Instruments ............       3,485,365
                                              ---------------
                                                   35,415,435
                                              ---------------

               TRANSPORTATION - 1.36%
      247,900  Southwest Airlines ...........       3,956,484
                                              ---------------

               TOTAL COMMON STOCKS
                 (Cost $165,650,162) ........     184,859,530
                                              ---------------

  PAR VALUE
  ---------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.99%

               FEDERAL HOME LOAN BANK - 0.66%
$   1,700,000  6.500%, 11/15/06, Series TD06        1,930,908
                                              ---------------

               FEDERAL HOME LOAN MORTGAGE - 2.50%
      336,471  7.000%, 01/01/15,
                 Gold Pool # E79764 .........         359,795
      495,586  6.500%, 06/01/29,
                 Gold Pool # C00785 .........         517,929
    1,511,101  6.000%, 11/01/31,
                 Gold Pool # C01258 .........       1,574,062
      988,196  6.000%, 12/01/31,
                 Gold Pool # C01272 .........       1,029,370
    1,033,870  6.000%, 01/01/32,
                 Gold Pool # C01286 .........       1,076,946
    1,000,000  3.781%, 04/01/33,
                 Pool # 1B0797 ..............       1,025,000
    1,650,000  5.500%, 05/01/33, TBA (A) ....       1,695,375
                                              ---------------
                                                    7,278,477
                                              ---------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
BALANCED FUND                                                     APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------
               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION - 7.70%
$   2,500,000  5.250%, 08/14/06 ............. $     2,526,243
    2,600,000  4.750%, 06/18/07 .............       2,691,291
    1,725,000  5.250%, 01/15/09 .............       1,899,701
      284,353  7.000%, 01/01/13, Pool # 313966        303,908
      274,991  7.000%, 03/01/13, Pool # 251572        293,902
      569,378  6.000%, 08/01/13, Pool # 323250        598,427
      356,210  6.500%, 06/01/16, Pool # 582645        377,582
      877,259  7.000%, 08/01/16, Pool # 545154        937,303
    1,371,858  5.500%, 02/01/17, Pool # 631364      1,428,455
    1,811,172  5.500%, 12/01/17, Pool # 254546      1,885,964
    1,000,000  5.000%, 05/15/18, TBA (A)            1,030,625
      378,134  6.500%, 12/01/27, Pool # 402846        395,791
      151,926  6.500%, 05/01/28, Pool # 436779        159,020
      564,892  7.000%, 08/01/28, Pool # 437140        597,767
      449,143  6.500%, 09/01/28, Pool # 430877        469,858
      661,548  6.500%, 03/01/29, Pool # 489367        691,830
      448,826  6.500%, 06/01/29, Pool # 501319        469,371
      130,156  6.500%, 09/01/31, Pool # 253949        136,031
      678,936  7.000%, 03/01/32, Pool # 639703        717,558
    1,942,894  5.500%, 02/01/33, Pool # 689115      1,999,724
      498,458  4.205%, 03/01/33, Pool # 681846        507,626
    2,250,000  6.000%, 05/01/33, TBA (A) ....       2,342,111
                                              ---------------
                                                   22,460,088
                                              ---------------

               GOVERNMENT NATIONAL
               MORTGAGE ASSOCIATION - 3.04%
      629,955  7.000%, 12/15/11, Pool # 781011        678,270
      382,637  7.000%, 09/15/23, Pool # 361807        408,871
      220,548  7.000%, 10/15/23, Pool # 345894        235,669
      290,020  7.000%, 10/15/23, Pool # 370850        309,905
      460,201  6.500%, 03/15/26, Pool # 422527        485,471
      234,952  7.500%, 06/15/27, Pool # 447652        251,367
      329,962  6.500%, 08/15/27, Pool # 780615        347,825
    1,164,725  6.000%, 01/15/29, Pool # 457858      1,221,510
      678,711  7.000%, 03/15/29, Pool # 505567        720,708
      625,944  7.000%, 03/15/31, Pool # 547577        664,005
    1,389,314  7.000%, 07/15/31, Pool # 781324      1,473,791
    1,100,176  7.000%, 02/20/32, Pool # 003202      1,162,113
      868,160  6.500%, 03/15/32, Pool # 569214        913,202
                                              ---------------
                                                    8,872,707
                                              ---------------

               U.S. TREASURY BONDS - 2.78%
    1,850,000  7.500%, 11/15/16 (B) .........       2,436,798
      795,000  6.250%, 08/15/23 (B) .........         941,827
    1,250,000  6.000%, 02/15/26 .............       1,444,336
    3,110,000  5.250%, 11/15/28 (B) .........       3,269,876
                                              ---------------
                                                    8,092,837
                                              ---------------

               U.S. TREASURY NOTE - 0.31%
      775,000  6.125%, 08/15/07 .............         886,739
                                              ---------------

               TOTAL U.S. GOVERNMENT AND
                 AGENCY OBLIGATIONS
                 (Cost $47,382,039) .........      49,521,756
                                              ---------------

CORPORATE NOTES AND BONDS - 10.44%

               AUTOMOBILE - 0.10%
      280,000  Dana
                 6.250%, 03/01/04 ...........         284,200
                                              ---------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------
               BASIC MATERIALS - 0.62%
$     490,000  Cascades, Senior Notes
                 7.250%, 02/15/13 (C) ....... $       519,400
      750,000  IMC Global
                 7.625%, 11/01/05 ...........         768,750
      500,000  Noranda, Senior Notes,
                 Yankee Bond
                 7.250%, 07/15/12 ...........         515,880
                                              ---------------
                                                    1,804,030
                                              ---------------

               CAPITAL GOODS - 0.08%
      225,000  Owens-Brockway Glass Container,
                 Senior Notes
                 7.750%, 05/15/11 (C) .......         233,437
                                              ---------------

               COMMERCIAL SERVICES - 0.13%
      370,000  Hertz, Senior Notes
                 7.625%, 06/01/12 ...........         370,925
                                              ---------------

               COMMUNICATIONS - 0.16%
      435,000  British Sky Broadcasting Group,
                 Yankee Bond
                 6.875%, 02/23/09 ...........         471,567
                                              ---------------

               ELECTRONICS - 0.43%
      255,000  L-3 Communications,
                 Senior Subordinated Notes
                 7.625%, 06/15/12 ...........         282,412
      975,000  Thermo Electron, Convertible
                 4.000%, 01/15/05 ...........         981,094
                                              ---------------
                                                    1,263,506
                                              ---------------

               ENTERTAINMENT AND LEISURE - 0.19%
      265,000  MGM Mirage
                 6.750%, 08/01/07 ...........         274,937
      250,000  Park Place Entertainment,
                 Senior Subordinated Notes
                 9.375%, 02/15/07 ...........         272,500
                                              ---------------
                                                      547,437
                                              ---------------

               FINANCE - 0.97%
      500,000  American General Finance, MTN,
                 Series G
                 5.750%, 03/15/07 ...........         545,145
      175,000  Bank of New York,
                 Senior Notes, MTN, Series E
                 3.900%, 09/01/07 ...........         180,813
      430,000  CIT Group, Senior Notes
                 7.750%, 04/02/12 ...........         499,445
      505,000  International Lease Finance,
                 Senior Notes
                 5.625%, 06/01/07 ...........         529,096
      975,000  SLM, MTN, Series A
                 5.625%, 04/10/07 ...........       1,067,514
                                              ---------------
                                                    2,822,013
                                              ---------------

               FOOD AND BEVERAGES - 1.69%
      865,000  Albertson's, Debentures
                 7.450%, 08/01/29 ...........         985,051
      500,000  Campbell Soup
                 5.500%, 03/15/07 ...........         543,727
    1,000,000  Conagra Foods, Subordinated Notes
                 7.400%, 09/15/04 ...........       1,068,812
      775,000  General Mills
                 5.125%, 02/15/07 ...........         835,423

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
BALANCED FUND                                                     APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------
               FOOD AND BEVERAGES (CONTINUED)
$     470,000  Kellogg, Series B
                 6.000%, 04/01/06 ........... $       516,670
      465,000  Kraft Foods
                 5.250%, 06/01/07 ...........         489,934
      475,000  Kroger
                 5.500%, 02/01/13 ...........         488,847
                                              ---------------
                                                    4,928,464
                                              ---------------

               HEALTH CARE SERVICES - 0.72%
      565,000  HCA
                 6.300%, 10/01/12 ...........         583,773
    1,500,000  Omnicare, Convertible
                 5.000%, 12/01/07 ...........       1,520,625
                                              ---------------
                                                    2,104,398
                                              ---------------

               INSURANCE - 1.00%
    1,375,000  CNA Financial
                 6.500%, 04/15/05 ...........       1,415,907
      440,000  Mass Mutual Life Insurance
                 7.625%, 11/15/23 (C) .......         505,622
      825,000  Prudential Insurance of America
                 8.300%, 07/01/25 (C) .......       1,009,377
                                              ---------------
                                                    2,930,906
                                              ---------------

               MEDICAL PRODUCTS AND SUPPLIES - 0.12%
      325,000  Fresenius Medical Capital Trust II
                 7.875%, 02/01/08 ...........         340,438
                                              ---------------

               OIL AND GAS EXTRACTION - 0.78%
      450,000  Consolidated Natural Gas
                 7.250%, 10/01/04 ...........         481,789
      230,000  Duke Capital, Senior Notes
                 7.250%, 10/01/04 ...........         240,380
      425,000  Occidental Petroleum, Senior Notes
                 8.450%, 02/15/29 ...........         568,640
      275,000  Tesoro Petroleum
                 8.000%, 04/15/08 (C) .......         286,000
      650,000  Western Oil Sands, Senior Notes
                 8.375%, 05/01/12 ...........         698,750
                                              ---------------
                                                    2,275,559
                                              ---------------

               RESTAURANTS - 0.15%
      390,000  Yum! Brands, Senior Notes
                 7.650%, 05/15/08 ...........         430,950
                                              ---------------

               RETAIL - 0.25%
      200,000  Dillard's
                 6.125%, 11/01/03 ...........         202,500
      165,000  Gap (The)
                 5.625%, 05/01/03 ...........         165,000
      350,000  Toys "R" Us
                 7.875%, 04/15/13 ...........         364,642
                                              ---------------
                                                      732,142
                                              ---------------

               TECHNOLOGY - 0.46%
      325,000  IBM
                 5.375%, 02/01/09 ...........         359,572
      905,000  Unisys, Senior Notes
                 8.125%, 06/01/06 ...........         972,875
                                              ---------------
                                                    1,332,447
                                              ---------------



                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------

               TRANSPORTATION - 0.42%
$     275,939  American Airlines, Series 1999-1
                 6.855%, 04/15/09 ...........    $    258,712
      302,962  Delta Air Lines Equipment Trust,
                 Series 1992-A
                 8.540%, 01/02/07 ...........         235,553
      650,000  Union Pacific, Debentures
                 6.625%, 02/01/29 ...........         727,300

                                              ---------------
                                                    1,221,565
                                              ---------------

               UTILITIES - 2.03%
      100,000  Avista, First Mortgage
                 7.750%, 01/01/07 ...........         110,599
      500,000  CILCORP, Senior Notes
                 8.700%, 10/15/09 ...........         612,159
    1,000,000  Gulf States Utilities,
                 First Mortgage, Series A
                 8.250%, 04/01/04 ...........       1,055,700
               Kansas Gas & Electric,
                 First Mortgage
      210,000    7.600%, 12/15/03 ...........         214,200
      325,000    6.500%, 08/01/05 ...........         346,125
    2,650,000  Niagara Mohawk Power,
                 Senior Notes
                 Series H, Step Coupon
                 8.500%, 07/01/10 (D) .......       2,749,865
      515,000  NiSource Finance, Senior Notes
                 6.150%, 03/01/13 ...........         558,930
      250,000  Southern California Edison,
                 First Mortgage
                 8.000%, 02/15/07 (C) .......         273,750

                                              ---------------
                                                    5,921,328
                                              ---------------

               WASTE MANAGEMENT - 0.14%
      390,000  Waste Management, Senior Notes
                 7.000%, 10/01/04 ...........         414,622
                                              ---------------

               TOTAL CORPORATE NOTES AND BONDS
                 (Cost $28,858,959) .........      30,429,934
                                              ---------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.16%

    1,930,516  Chase Mortgage Finance
                 Series 2003-S2, Class A1
                 5.000%, 03/25/18 ...........       1,953,306
               CS First Boston Mortgage Securities,
    1,250,000    Series 1998-C2, Class A2
                 6.300%, 11/11/30 (E) .......       1,397,941
    1,166,111    Series 2002-34, Class 1A1
                 7.500%, 12/25/32 ...........       1,217,763
    1,000,000  Morgan (J.P.) Commercial
                 Mortgage Finance, CMO
                 Series 1999-C7, Class A2
                 6.507%, 10/15/35 (E) .......       1,133,755
      545,799  Nomura Asset Securities,
                 Series 1998-D6, Class A1A
                 6.280%, 03/17/28 ...........         590,046
                                              ---------------
               TOTAL COMMERCIAL
                 MORTGAGE-BACKED SECURITIES
                 (Cost $6,062,376) ..........       6,292,811
                                              ---------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
BALANCED FUND                                                     APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------

ASSET-BACKED SECURITIES - 2.14%

$   1,400,000  Capital One Master Trust
                 Series 2001-5, Class A
                 5.300%, 06/15/09 ........... $     1,498,551
    1,250,000  Centex Home Equity
                 Series 2001-C, Class A3
                 4.490%, 03/25/29 ...........       1,275,373
    1,315,000  Chase Credit Card Master Trust
                 Series 2001-5A, Class A
                 1.380%, 02/15/07 (F) .......       1,316,588
      380,533  Master Asset Securitization Trust
                 Series 2001-02, Class A1
                 6.000%, 12/27/16 ...........         392,018
    1,740,247  Residential Asset Securities
                 Series 2001-KS2, Class AI3
                 5.751%, 03/25/27                   1,764,480
                                              ---------------

               TOTAL ASSET-BACKED SECURITIES
                 (Cost $6,128,363) ..........       6,247,010
                                              ---------------

MUNICIPAL SECURITIES - 0.34%

               NEW YORK - 0.34%
               New York City, GO
      450,000    Series G
                 5.500%, 08/01/09 ...........         497,632
      450,000    Series B
                 5.250%, 08/01/08 ...........         491,423
                                              ---------------

               TOTAL MUNICIPAL SECURITIES
                 (Cost $986,132) ............         989,055
                                              ---------------

FOREIGN GOVERNMENT BOND - 0.17%

      475,000  Corporacion Andina de Fomento
                 6.875%, 03/15/12 ...........         507,234
                                              ---------------

               TOTAL FOREIGN GOVERNMENT BOND
                 (Cost $481,176) ............         507,234
                                              ---------------

COMMERCIAL PAPER (G) - 1.37%

    4,003,000  General Electric Capital
                 1.251%, 05/14/03 ...........       4,001,193
                                              ---------------

               TOTAL COMMERCIAL PAPER
                 (Cost $4,001,193) ..........       4,001,193
                                              ---------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------
REPURCHASE AGREEMENT - 5.65%

$  16,468,000  Bank One, 1.210%,
                 dated 4/30/03, matures 5/1/03,
                 repurchase price $16,468,554
                 (collateralized by U.S. Treasury
                 Instrument, total market
                 value: $16,800,216) ........ $    16,468,000
                                              ---------------

               TOTAL REPURCHASE AGREEMENT
                 (Cost $16,468,000) .........      16,468,000
                                              ---------------

TOTAL INVESTMENTS - 102.67%
   (Cost $276,018,400)** ....................     299,316,523
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (2.67)% ..      (7,770,360)
                                              ---------------
NET ASSETS - 100.00% ........................ $   291,546,163
                                              ===============

-----------------------------
   * Non-income producing security.
  ** Aggregate cost for Federal income tax purposes is $276,018,400.

     Gross unrealized appreciation .......... $    45,636,746
     Gross unrealized depreciation ..........     (22,338,623)
                                              ---------------
     Net unrealized appreciation ............ $    23,298,123
                                              ===============

(A)  Securities purchased on a when-issued or delayed delivery basis.
(B) Assets segregated as collateral for when-issued or delayed delivery purchase commitments.
(C) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2003, these securities amounted to $2,827,586 or 0.97% of net assets.
(D) Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon rate shown reflects the rate in effect at April 30, 2003.
(E) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(F) Variable rate bond. The interest rate shown reflects the rate in effect at April 30, 2003.
(G)  Annualized  yield at the time of purchase.

     CMO Collateralized Mortgage Obligation
      GO General Obligation
     MTN Medium Term Note
     TBA To Be Announced

    PORTFOLIO COMPOSITION (MOODY'S RATINGS)

Common Stocks ........................................     62%
Repurchase Agreement .................................      6%
Commercial Paper .....................................      1%
U.S. Government Obligations ..........................      3%
U.S. Government Agency Obligations ...................     14%
Corporate Notes and Bonds:
  Aaa ................................................      4%
  A ..................................................      2%
  Baa ................................................      5%
  Ba .................................................      3%
                                                        ------
                                                          100%
                                                        ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
MONTAG & CALDWELL BALANCED FUND                                   APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                              [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMMON STOCKS ...........................  55%
CASH AND OTHER NET ASSETS ...............  15%
U.S.  GOVERNMENT AND AGENCY OBLIGATIONS .  14%
CORPORATE  NOTES AND BONDS ..............  13%
ASSET-BACKED  SECURITIES ................   3%

% OF TOTAL NET ASSETS

                                                  MARKET
 SHARES                                            VALUE
 -------                                          -------
COMMON STOCKS - 55.46%

               BIOTECHNOLOGY - 2.60%
       99,800  Amgen* ....................... $     6,118,738
                                              ---------------

               CAPITAL GOODS - 4.87%
       33,600  Caterpillar ..................       1,767,360
      191,700  Masco ........................       4,039,119
       44,600  3M ...........................       5,621,384
                                              ---------------
                                                   11,427,863
                                              ---------------

               COMMUNICATIONS - 2.01%
       10,900  eBay* ........................       1,011,193
       48,900  Gannett ......................       3,702,708
                                              ---------------
                                                    4,713,901
                                              ---------------

               CONSUMER CYCLICALS - 1.46%
       95,360  Marriott International, Class A      3,424,378
                                              ---------------

               CONSUMER STAPLES - 9.43%
      121,950  Colgate-Palmolive ............       6,971,881
      168,900  Gillette .....................       5,143,005
      122,800  Newell Rubbermaid ............       3,742,944
       69,900  Procter & Gamble .............       6,280,515
                                              ---------------
                                                   22,138,345
                                              ---------------

               ENTERTAINMENT AND LEISURE - 1.71%
      215,140  Disney, Walt .................       4,014,512
                                              ---------------

               FINANCE - 1.19%
       71,000  Citigroup ....................       2,786,750
                                              ---------------

               FOOD AND BEVERAGES - 3.80%
      124,000  Coca-Cola ....................       5,009,600
       90,370  PepsiCo ......................       3,911,214
                                              ---------------
                                                    8,920,814
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
 -------                                          -------
               INSURANCE - 4.18%
      103,200  American International Group . $     5,980,440
       80,260  Marsh & McLennan .............       3,826,797
                                              ---------------
                                                    9,807,237
                                              ---------------

               MEDICAL PRODUCTS AND SUPPLIES - 6.06%
      127,020  Johnson & Johnson ............       7,158,847
      148,180  Medtronic ....................       7,074,113
                                              ---------------
                                                   14,232,960
                                              ---------------

               OIL AND GAS EXTRACTION - 3.96%
       67,800  GlobalSantaFe ................       1,434,648
      129,400  Schlumberger .................       5,425,742
      128,100  Transocean ...................       2,440,305
                                              ---------------
                                                    9,300,695
                                              ---------------

               PHARMACEUTICALS - 4.27%
       57,900  Eli Lilly ....................       3,695,178
      205,680  Pfizer .......................       6,324,660
                                              ---------------
                                                   10,019,838
                                              ---------------

               RETAIL - 2.52%
       65,190  Costco Wholesale* ............       2,257,530
       64,600  Kohl's* ......................       3,669,280
                                              ---------------
                                                    5,926,810
                                              ---------------

               TECHNOLOGY - 2.63%
       60,550  Electronic Arts* .............       3,588,799
      101,600  Microsoft ....................       2,597,912
                                              ---------------
                                                    6,186,711
                                              ---------------

               TELECOMMUNICATIONS
               EQUIPMENT - 3.36%
      272,500  Nokia, SP ADR ................       4,515,325
      106,000  QUALCOMM .....................       3,380,340
                                              ---------------
                                                    7,895,665
                                              ---------------

               TRANSPORTATION - 1.41%
       53,200  United Parcel Service, Class B       3,304,784
                                              ---------------

               TOTAL COMMON STOCKS
                 (Cost $127,818,034) ........     130,220,001
                                              ---------------

  PAR VALUE
 ----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 13.94%

               FEDERAL HOME LOAN MORTGAGE - 3.50%
$     321,287  7.500%, 03/15/07, CMO, Class J         338,565
    2,000,000  5.125%, 10/15/08 .............       2,195,682
    3,000,000  6.625%, 09/15/09 .............       3,537,738
    1,750,000  6.750%, 03/15/31 .............       2,145,248
                                              ---------------
                                                    8,217,233
                                              ---------------

               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION - 3.28%
    2,000,000  7.000%, 07/15/05 .............       2,227,676
    2,000,000  2.875%, 10/15/05 .............       2,049,826
    3,000,000  6.000%, 05/15/11 .............       3,421,698
                                              ---------------
                                                    7,699,200
                                              ---------------

               GOVERNMENT NATIONAL
               MORTGAGE ASSOCIATION - 0.00%
          734  9.000%, 09/15/08, Pool # 27056             800
                                              ---------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
MONTAG & CALDWELL BALANCED FUND                                   APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------
               U.S. TREASURY BONDS - 4.27%
$   3,300,000  7.250%, 05/15/16 ............. $     4,256,614
    2,750,000  8.000%, 11/15/21 .............       3,858,486
    1,500,000  6.875%, 08/15/25 .............       1,912,911
                                              ---------------
                                                   10,028,011
                                              ---------------

               U.S. TREASURY NOTE - 2.89%
    1,600,000  6.500%, 10/15/06 .............       1,827,625
    2,250,000  3.500%, 11/15/06 .............       2,346,154
    2,250,000  6.000%, 08/15/09 .............       2,605,255
                                              ---------------
                                                    6,779,034
                                              ---------------
               TOTAL U.S. GOVERNMENT AND
                 AGENCY OBLIGATIONS
                 (Cost $29,875,735) .........      32,724,278
                                              ---------------

CORPORATE NOTES AND BONDS - 13.07%
               COMMUNICATIONS - 1.30%
    2,500,000  BellSouth Capital Funding
                 7.750%, 02/15/10 ...........       3,046,400
                                              ---------------
               FINANCE - 5.86%
    2,500,000  American Express, Senior Notes
                 6.750%, 06/23/04 ...........       2,647,007
    2,500,000  General Electric Capital, MTN,
                 Series A
                 5.875%, 02/15/12 ...........       2,739,040
    2,000,000  National Rural Utilities Cooperative
                 Finance, Collateral Trust
                 6.200%, 02/01/08 ...........       2,239,278
    3,000,000  NationsBank, Subordinated Notes
                 6.875%, 02/15/05 ...........       3,261,651
    2,500,000  Wells Fargo, Subordinated Notes
                 6.375%, 08/01/11 ...........       2,861,598

                                              ---------------
                                                   13,748,574
                                              ---------------

               INDUSTRIAL - 1.03%
    2,000,000  Honeywell International
                 7.500%, 03/01/10 ...........       2,418,922
                                              ---------------

               OIL AND GAS EXTRACTION - 1.16%
    2,500,000  Conoco Funding
                 5.450%, 10/15/06 ...........       2,729,910
                                              ---------------

               PHARMACEUTICALS - 1.33%
    3,000,000  Merck, Series E, MTN
                 4.125%, 01/18/05 ...........       3,115,614
                                              ---------------

               RETAIL - 1.20%
    2,700,000  Wal-Mart Stores, Senior Notes
                 4.150%, 06/15/05 ...........       2,827,756
                                              ---------------

               TECHNOLOGY - 1.19%
    2,540,000  Hewlett-Packard
                 7.150%, 06/15/05 ...........       2,797,431
                                              ---------------

               TOTAL CORPORATE NOTES AND BONDS
                 (Cost $28,021,591) .........      30,684,607
                                              ---------------


                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------
ASSET-BACKED SECURITIES - 2.51%

$   2,500,000  Discover Card Master Trust 1
                 Series 1998-7, Class A
                 5.600%, 05/16/06 ........... $     2,559,888
    3,000,000  PECO Energy Transition Trust
                 Series 1999-A, Class A-6
                 6.050%, 03/01/09 ...........       3,329,225
                                              ---------------

               TOTAL ASSET-BACKED SECURITIES
                 (Cost $5,352,840) ..........       5,889,113
                                              ---------------

 SHARES
-------
INVESTMENT COMPANIES - 5.85%

   10,705,752  Deutsche Institutional Cash
                 Management Fund ............      10,705,752
    3,023,127  Deutsche Institutional
                 Treasury Money Fund ........       3,023,127
                                              ---------------

               TOTAL INVESTMENT COMPANIES
                 (Cost $13,728,879) .........      13,728,879
                                              ---------------

TOTAL INVESTMENTS - 90.83%
   (Cost $204,797,079)** ....................     213,246,878
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 9.17% ....      21,541,482
                                              ---------------
NET ASSETS - 100.00% ........................ $   234,788,360
                                              ===============

----------------------------
   * Non-income producing security.
  ** Aggregate cost for Federal income tax purposes is $204,797,079.

     Gross unrealized appreciation .......... $    15,344,422
     Gross unrealized depreciation ..........      (6,894,623)
                                              ---------------
     Net unrealized appreciation ............ $     8,449,799
                                              ===============

     CMO Collateralized Mortgage Obligation
     MTN Medium Term Note
  SP ADR Sponsored American Depositary Receipt

    PORTFOLIO COMPOSITION (MOODY'S RATINGS)

Common Stocks ........................................     61%
Investment Companies .................................      6%
U.S. Government Obligations ..........................      8%
U.S. Government Agency Obligations ...................      8%
Corporate Notes and Bonds:
  Aaa ................................................      6%
  Aa .................................................      4%
  A ..................................................      7%
                                                        -----
                                                          100%
                                                        =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
INTERNATIONAL EQUITY FUND                                         APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                              [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OTHER COMMON STOCKS ...................... 24%
BANKS .................................... 17%
CONSUMER STAPLES ......................... 13%
PHARMACEUTICALS .......................... 13%
COMMUNICATIONS ........................... 12%
ENERGY ................................... 11%
INDUSTRIAL ...............................  8%
FOREIGN  PREFERRED  STOCKS ...............  1%
CASH AND OTHER NET  ASSETS ...............  1%

% OF TOTAL NET ASSETS MARKET

 SHARES                                            VALUE
-------                                           -------
FOREIGN COMMON STOCKS - 97.69%

               AUSTRALIA - 3.09%
       12,100  Commonwealth Bank of Australia $       206,033
        6,100  Rio Tinto ....................         121,268
                                              ---------------
                                                      327,301
                                              ---------------

               DENMARK - 1.87%
       10,300  Danske Bank ..................         198,177
                                              ---------------

               FINLAND - 2.93%
       15,200  Nokia ........................         257,167
        3,600  UPM-Kymmene ..................          52,632
                                              ---------------
                                                      309,799
                                              ---------------

               FRANCE - 11.60%
        1,150  Air Liquide ..................         174,161
        2,400  Aventis ......................         121,896
        4,200  Axa ..........................          63,794
        5,000  BNP Paribas ..................         234,699
        1,400  L'Oreal ......................         100,074
        1,500  Renault ......................          64,869
        1,000  Sanofi-Synthelabo ............          59,651
        2,000  Schneider Electric ...........          94,683
        2,400  TotalFinaElf .................         314,718
                                              ---------------
                                                    1,228,545
                                              ---------------

               GERMANY - 5.90%
        1,400  Bayerische Motoren Werke (BMW)          46,670
        2,800  Deutsche Bank ................         144,806
        1,100  SAP ..........................         112,696
        2,600  Schering .....................         115,921
        4,100  Siemens ......................         204,396
                                              ---------------
                                                      624,489
                                              ---------------

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------
               IRELAND - 2.28%
        5,200  Allied Irish Banks ........... $        79,795
       10,500  CRH ..........................         161,243
                                              ---------------
                                                      241,038
                                              ---------------

               ITALY - 2.54%
        6,100  Eni ..........................          86,935
       41,500  UniCredito Italiano ..........         181,554
                                              ---------------
                                                      268,489
                                              ---------------

               JAPAN - 18.06%
       13,000  Ajinomoto ....................         131,897
        5,000  Canon ........................         202,079
           15  Central Japan Railway ........          97,350
        1,300  FANUC ........................          53,195
        1,300  Hoya .........................          76,849
        3,000  Ito-Yokado ...................          70,560
        7,000  Kao ..........................         127,662
          770  Keyence ......................         123,771
        7,000  Matsushita Electric Industrial          55,760
           25  Nippon Telegraph & Telephone .          87,624
           89  NTT DoCoMo ...................         183,582
       26,000  Oji Paper ....................          98,323
        2,500  ORIX .........................         114,246
        2,500  Pioneer ......................          50,101
          700  Rohm .........................          72,136
        4,800  Sony .........................         116,720
        4,800  Takeda Chemical Industries ...         175,885
        3,300  Toyota Motor .................          74,711
                                              ---------------
                                                    1,912,451
                                              ---------------

               NETHERLANDS - 3.49%
          400  Gucci Group ..................          38,480
        3,800  ING Groep ....................          61,705
        3,000  Koninklijke (Royal) Philips
                 Electronics ................          55,812
        6,900  Nutreco Holding ..............         107,808
        6,800  TPG ..........................         106,094
                                              ---------------
                                                      369,899
                                              ---------------

               NORWAY - 0.50%
       11,100  Tomra Systems ................          52,504
                                              ---------------
               PORTUGAL - 1.06%
       15,700  Portugal Telecom, Registered .         112,313
                                              ---------------
               SWEDEN - 1.28%
        5,600  Atlas Copco ..................         135,899
                                              ---------------
               SWITZERLAND - 9.33%
        3,700  Logitech International,
                 Registered* ................         136,405
        1,050  Nestle, Registered ...........         214,063
        7,300  Novartis, Registered .........         287,961
        2,400  Roche Holding ................         152,714
        2,000  Swiss Reinsurance ............         130,653
        1,400  UBS, Registered ..............          66,425
                                              ---------------
                                                      988,221
                                              ---------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
-------------------------
INTERNATIONAL EQUITY FUND                                         APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 SHARES                                            VALUE
 -------                                          -------
               UNITED KINGDOM - 33.76%
       26,500  ARM Holdings* ................ $        27,107
        3,700  AstraZeneca ..................         145,178
       23,500  Aviva ........................         165,260
       46,500  BP ...........................         294,675
       13,182  Diageo .......................         146,214
       14,700  GlaxoSmithKline ..............         294,620
        5,500  HBOS .........................          64,434
       25,200  HSBC Holdings ................         275,457
       20,700  National Grid Transco ........         135,975
        8,800  Reckitt Benckiser ............         155,204
       20,500  Reed Elsevier ................         163,494
       10,000  Royal Bank of Scotland Group .         262,275
       52,000  Serco Group ..................         130,066
       78,000  Shell Transport & Trading ....         467,180
        7,800  Smith & Nephew ...............          52,016
        5,100  Standard Chartered ...........          56,895
       33,000  Tesco ........................         104,430
       20,800  Unilever .....................         204,450
      217,541  Vodafone Group ...............         429,394
                                              ---------------
                                                    3,574,324
                                              ---------------

               TOTAL FOREIGN COMMON STOCKS
                 (Cost $11,725,440) .........      10,343,449
                                              ---------------

FOREIGN PREFERRED STOCK - 1.22%

               GERMANY - 1.22%
          350  Porsche ......................         128,901
                                              ---------------

               TOTAL FOREIGN PREFERRED STOCK
                 (Cost $97,167) .............         128,901
                                              ---------------
TOTAL INVESTMENTS - 98.91%
   (Cost $11,822,607)** .....................      10,472,350
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 1.09% ....         115,621
                                              ---------------
NET ASSETS - 100.00% ........................ $    10,587,971
                                              ===============

---------------------------
  * Non-income producing security.
 ** Aggregate cost for Federal income tax purposes is $11,822,607.

     Gross unrealized appreciation .......... $       396,061
     Gross unrealized depreciation ..........      (1,746,318)
                                              ---------------
     Net unrealized depreciation ............ $    (1,350,257)
                                              ===============


    FOREIGN CURRENCY CONTRACTS PURCHASED:

   CURRENCY   CONTRACT   SETTLEMENT    CONTRACT     UNREALIZED
     VALUE   TO DELIVER    DATES       AT VALUE   (DEPRECIATION)
    -------  ----------   -------     ---------   --------------
   9,188,285     JPY      05/01/03   $    77,044    $     (322)
   1,442,440     JPY      05/02/03        12,095          (124)
                                     -----------    ----------
                                          89,139          (446)
                                     -----------    ----------

    FOREIGN CURRENCY CONTRACTS SOLD:

   CURRENCY   CONTRACT    SETTLEMENT    CONTRACT     UNREALIZED
    VALUE    TO DELIVER     DATES       AT VALUE   (DEPRECIATION)
    -------  ----------   -------     ---------   --------------
      10,737     CHF     05/05/03    $     7,917    $     (180)
       9,138     EUR     05/02/03         10,196          (277)
       6,039     GBP     05/02/03          9,651          (195)
      20,343     GBP     05/02/03         32,513          (656)
   2,196,700     JPY     05/02/03         18,419          (459)
                                     -----------    ----------
                                          78,696        (1,767)
                                     -----------    ----------
                                           Total    $   (2,213)
                                                    ==========

-------------
     CHF Swiss Franc
     EUR Euro
     GBP Great Britain Pound
     JPY Japanese Yen

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
BOND FUND                                                         APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                              [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


U.S. GOVERNMENT AND AGENCY OBLIGATIONS ... 62%
CORPORATE NOTES AND BONDS ................ 25%
COMMERCIAL MORTGAGE-BACKED SECURITIES ....  5%
ASSET-BACKED SECURITIES ..................  4%
COMMERCIAL PAPER .........................  3%
MUNICIPAL SECURITIES .....................  1%

% OF TOTAL NET ASSETS

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 62.10%

               FEDERAL HOME LOAN BANK - 1.89%
$  10,075,000  6.500%, 11/15/06, Series TD06  $    11,443,467
                                              ---------------

               FEDERAL HOME LOAN MORTGAGE - 8.20%
    2,500,000  5.850%, 02/21/06 .............       2,759,370
      356,526  6.500%, 01/01/11,
                 Gold Pool # E00413 .........         377,842
    1,495,426  7.000%, 01/01/15,
                 Gold Pool # E79764 .........       1,599,088
    4,364,339  5.500%, 08/01/17,
                 Gold Pool # E90954 .........       4,539,237
    4,137,001  7.000%, 06/01/29,
                 Gold Pool # G01043 .........       4,369,645
    1,293,214  7.000%, 09/01/31,
                 Gold Pool # C01222 .........       1,364,289
    1,846,902  6.000%, 11/01/31,
                 Gold Pool # C01258 .........       1,923,854
    3,201,459  6.000%, 12/01/31,
                 Gold Pool # C01272 .........       3,334,849
    4,786,434  6.000%, 01/01/32,
                 Gold Pool # C01286 .........       4,985,863
   10,529,184  6.500%, 08/01/32,
                 Gold Pool # C01385 .........      10,996,798
    6,000,000  3.781%, 04/01/33,
                 Pool # 1B0797 ..............       6,150,000
    7,000,000  5.500%, 05/01/33, TBA (A) ....       7,192,500
                                              ---------------
                                                   49,593,335
                                              ---------------

               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION - 28.17%
    4,700,000  7.000%, 07/15/05 .............       5,235,039
   11,250,000  5.250%, 08/14/06 .............      11,368,091
   13,700,000  4.750%, 06/18/07 .............      14,181,034
   13,000,000  5.250%, 01/15/09 .............      14,316,588
      473,921  7.000%, 01/01/13, Pool # 313966        506,513
      467,484  7.000%, 03/01/13, Pool # 251572        499,633
    1,115,647  6.000%, 06/01/13, Pool # 429584      1,172,566
    2,382,923  6.500%, 06/01/16, Pool # 582645      2,525,893


                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------
               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION (CONTINUED)
$   3,772,765  7.000%, 08/01/16, Pool # 545154  $   4,030,991
    2,218,796  6.500%, 09/01/16, Pool # 253943      2,351,919
    4,458,539  5.500%, 02/01/17, Pool # 631364      4,642,479
    8,040,899  5.500%, 04/01/17, Pool # 254259      8,372,945
    9,055,862  5.500%, 12/01/17, Pool # 254546      9,429,821
   11,667,365  5.000%, 02/01/18, Pool # 681347     12,059,316
    4,978,401  5.000%, 03/01/18, Pool # 675713      5,145,644
    6,000,000  5.000%, 05/01/18, TBA (A) ....       6,183,750
       98,615  7.500%, 07/01/23, Pool # 226065        105,894
      985,825  7.000%, 05/01/26, Pool # 303884      1,045,009
    1,209,640  6.500%, 05/01/28, Pool # 436779      1,266,123
      718,629  6.500%, 09/01/28, Pool # 430877        751,773
    1,129,885  6.500%, 10/01/28, Pool # 442329      1,181,997
    2,269,852  6.000%, 12/01/28, Pool # 535126      2,369,125
      712,263  6.500%, 06/01/29, Pool # 501319        744,867
    2,177,824  6.500%, 06/01/29, Pool # 504545      2,277,515
    4,373,263  6.500%, 09/01/31, Pool # 253949      4,570,663
    2,296,319  6.500%, 09/01/31, Pool # 602056      2,399,970
   14,904,943  5.500%, 01/01/33, Pool # 680930     15,340,913
   11,458,095  5.500%, 02/01/33, Pool # 689115     11,793,244
   11,962,995  4.205%, 03/01/33, Pool # 681846     12,183,014
   11,785,000  6.000%, 05/01/33, TBA (A) ....      12,267,454
                                              ---------------
                                                  170,319,783
                                              ---------------

               GOVERNMENT NATIONAL
               MORTGAGE ASSOCIATION - 3.04%
      385,959  7.000%, 10/15/23, Pool # 345894        412,421
      895,870  7.000%, 12/15/23, Pool # 366646        957,292
      460,201  6.500%, 03/15/26, Pool # 422527        485,471
      352,379  7.000%, 06/15/27, Pool # 780584        374,742
    1,420,975  7.000%, 09/15/28, Pool # 458926      1,510,243
    1,340,345  6.000%, 01/15/29, Pool # 457858      1,405,692
      678,711  7.000%, 03/15/29, Pool # 505567        720,708
      896,061  7.000%, 05/15/29, Pool # 487221        951,508
    1,126,700  7.000%, 03/15/31, Pool # 547577      1,195,208
    3,493,058  7.000%, 02/20/32, Pool # 003202      3,689,710
    2,521,002  6.500%, 03/15/32, Pool # 569214      2,651,798
    3,833,908  6.500%, 04/15/32, Pool # 584362      4,032,821
                                              ---------------
                                                   18,387,614
                                              ---------------

               U.S. TREASURY BONDS - 7.93%
   11,250,000  7.500%, 11/15/16 .............      14,818,365
    4,750,000  6.250%, 08/15/23 .............       5,627,268
   10,200,000  6.000%, 02/15/26 .............      11,785,784
    9,800,000  5.250%, 11/15/28 (B) .........      10,303,788
    4,500,000  6.250%, 05/15/30 .............       5,423,733
                                              ---------------
                                                   47,958,938
                                              ---------------

               U.S. TREASURY NOTE - 12.87%
   23,000,000  3.000%, 01/31/04 (B) .........      23,328,831
    7,750,000  5.875%, 11/15/04 .............       8,287,354
      500,000  6.750%, 05/15/05 .............         552,500
   13,825,000  6.500%, 08/15/05 (B) .........      15,344,672
    6,000,000  5.750%, 11/15/05 .............       6,596,016
    4,500,000  7.000%, 07/15/06 .............       5,182,209
    4,025,000  6.125%, 08/15/07 .............       4,605,325
   12,800,000  4.750%, 11/15/08 .............      13,922,509
                                              ---------------
                                                   77,819,416
                                              ---------------

               TOTAL U.S. GOVERNMENT AND
                 AGENCY OBLIGATIONS
                 (Cost $363,540,992) ........     375,522,553
                                              ---------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
BOND FUND                                                         APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------
CORPORATE NOTES AND BONDS - 24.52%

               AUTOMOBILE - 0.29%
$   1,700,000  Dana
                 6.250%, 03/01/04 ........... $     1,725,500
                                              ---------------

               BASIC MATERIALS - 1.55%
    2,750,000  Cascades, Senior Notes
                 7.250%, 02/15/13 (C) .......       2,915,000
    3,225,000  IMC Global
                 7.625%, 11/01/05 ...........       3,305,625
    3,060,000  Noranda, Senior Notes,
                 Yankee Bond
                 7.250%, 07/15/12 ...........       3,157,186
                                              ---------------
                                                    9,377,811
                                              ---------------

               CAPITAL GOODS - 0.22%
    1,300,000  Owens-Brockway Glass Container,
                 Senior Notes
                 7.750%, 05/15/11 (C) .......       1,348,750
                                              ---------------

               COMMERCIAL SERVICES - 0.22%
    1,350,000  Hertz, Senior Notes
                 7.625%, 06/01/12 ...........       1,353,376
                                              ---------------

               COMMUNICATIONS - 0.48%
    2,665,000  British Sky Broadcasting Group,
                 Yankee Bond
                 6.875%, 02/23/09 ...........       2,889,025
                                              ---------------

               ELECTRONICS - 1.30%
    1,550,000  L-3 Communications,
                 Senior Subordinated Notes
                 7.625%, 06/15/12 ...........       1,716,625
    6,125,000  Thermo Electron, Convertible
                 4.000%, 01/15/05 ...........       6,163,281
                                              ---------------
                                                    7,879,906
                                              ---------------

               ENTERTAINMENT AND LEISURE - 0.41%
    1,225,000  MGM Mirage
                 6.750%, 08/01/07 ...........       1,270,938
    1,125,000  Park Place Entertainment,
                 Senior Subordinated Notes
                 9.375%, 02/15/07 ...........       1,226,250
                                              ---------------
                                                    2,497,188
                                              ---------------

               FINANCE - 3.16%
    2,800,000  American General Finance, MTN,
                 Series G
                 5.750%, 03/15/07 ...........       3,052,815
    1,100,000  Bank of New York,
                 Senior Notes, MTN, Series E
                 3.900%, 09/01/07 ...........       1,136,542
    2,675,000  CIT Group, Senior Notes
                 7.750%, 04/02/12 ...........       3,107,010
    2,975,000  International Lease Finance,
                 Senior Notes
                 5.625%, 06/01/07 ...........       3,116,952
    3,375,000  Prudential Funding, MTN
                 6.600%, 05/15/08 (C) .......       3,819,801
    4,440,000  SLM, MTN, Series A
                 5.625%, 04/10/07 ...........       4,861,294
                                              ---------------
                                                   19,094,414
                                              ---------------


                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------
               FOOD AND BEVERAGES - 4.72%
$   5,025,000  Albertson's, Debentures
                 7.450%, 08/01/29 ........... $     5,722,405
    3,100,000  Campbell Soup
                 5.500%, 03/15/07 ...........       3,371,110
    5,375,000  Conagra Foods, Subordinated Notes
                 7.400%, 09/15/04 ...........       5,744,865
    4,200,000  General Mills
                 5.125%, 02/15/07 ...........       4,527,453
    2,875,000  Kellogg, Series B
                 6.000%, 04/01/06 ...........       3,160,479
    2,800,000  Kraft Foods
                 5.250%, 06/01/07 ...........       2,950,139
    2,975,000  Kroger
                 5.500%, 02/01/13 ...........       3,061,727
                                              ---------------
                                                   28,538,178
                                              ---------------

               HEALTH CARE SERVICES - 0.94%
    2,900,000  HCA
                 6.300%, 10/01/12 ...........       2,996,355
    2,650,000  Omnicare, Convertible
                 5.000%, 12/01/07 ...........       2,686,438
                                              ---------------
                                                    5,682,793
                                              ---------------
               INSURANCE - 1.79%
    5,825,000  CNA Financial
                 6.500%, 04/15/05 ...........       5,998,300
    2,625,000  Mass Mutual Life Insurance
                 7.625%, 11/15/23 (C) .......       3,016,495
    1,500,000  Prudential Insurance of America
                 8.300%, 07/01/25 (C) .......       1,835,230
                                              ---------------
                                                   10,850,025
                                              ---------------

               MEDICAL PRODUCTS AND SUPPLIES - 0.25%
    1,450,000  Fresenius Medical Capital Trust II
                 7.875%, 02/01/08 ...........       1,518,875
                                              ---------------

               OIL AND GAS EXTRACTION - 1.99%
    2,600,000  Consolidated Natural Gas
                 7.250%, 10/01/04 ...........       2,783,667
    1,400,000  Duke Capital, Senior Notes
                 7.250%, 10/01/04 ...........       1,463,185
    2,650,000  Occidental Petroleum, Senior Notes
                 8.450%, 02/15/29 ...........       3,545,636
    1,625,000  Tesoro Petroleum
                 8.000%, 04/15/08 (C) .......       1,690,000
    2,400,000  Western Oil Sands, Senior Notes
                 8.375%, 05/01/12 ...........       2,580,000
                                              ---------------
                                                   12,062,488
                                              ---------------

               RESTAURANTS - 0.39%
    2,135,000  Yum! Brands, Senior Notes
                 7.650%, 05/15/08 ...........       2,359,175
                                              ---------------

               RETAIL - 0.61%
      700,000  Dillard's
                 6.125%, 11/01/03 ...........         708,750
      765,000  Gap (The)
                 5.625%, 05/01/03 ...........         765,000
    2,100,000  Toys "R" Us
                 7.875%, 04/15/13 ...........       2,187,851
                                              ---------------
                                                    3,661,601
                                              ---------------




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
BOND FUND                                                         APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------
               TECHNOLOGY - 1.12%
$   2,000,000  IBM
                 5.375%, 02/01/09 ........... $     2,212,748
    4,215,000  Unisys, Senior Notes
                 8.125%, 06/01/06 ...........       4,531,125
                                              ---------------
                                                    6,743,873
                                              ---------------

               TRANSPORTATION - 0.86%
    1,647,599  American Airlines, Series 1999-1
                 6.855%, 04/15/09 ...........       1,544,623
    3,250,000  Union Pacific, Debentures
                 6.625%, 02/01/29 ...........       3,636,500
                                              ---------------
                                                    5,181,123
                                              ---------------

               UTILITIES - 3.81%
      620,000  Avista, First Mortgage
                 7.750%, 01/01/07 ...........         685,717
    3,000,000  CILCORP, Senior Notes
                 8.700%, 10/15/09 ...........       3,672,954
    3,750,000  Gulf States Utilities,
                 First Mortgage, Series A
                 8.250%, 04/01/04 ...........       3,958,875
               Kansas Gas & Electric,
                 First Mortgage
      959,000    7.600%, 12/15/03 ...........         978,180
    2,100,000    6.500%, 08/01/05 ...........       2,236,500
    6,250,000  Niagara Mohawk Power,
                 Senior Notes
                 Series H, Step Coupon
                 8.500%, 07/01/10 (D) .......       6,485,531
    3,150,000  NiSource Finance, Senior Notes
                 6.150%, 03/01/13 ...........       3,418,695
    1,450,000  Southern California Edison,
                 First Mortgage
                 8.000%, 02/15/07 (C) .......       1,587,750
                                              ---------------
                                                   23,024,202
                                              ---------------

               WASTE MANAGEMENT - 0.41%
    2,351,000  Waste Management, Senior Notes
                 7.000%, 10/01/04 ...........       2,499,426
                                              ---------------

               TOTAL CORPORATE NOTES AND BONDS
                 (Cost $141,902,700) ........     148,287,729
                                              ---------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.96%
    1,210,266  Asset Securitization,
                 Series 1995-MD4, Class A1
                 7.100%, 08/13/29 (E) .......       1,334,387
   11,463,970  Chase Mortgage Finance
                 Series 2003-S2, Class A1
                 5.000%, 03/25/18 ...........      11,599,302
               CS First Boston Mortgage Securities,
    4,000,000    Series 1998-C2, Class A2
                 6.300%, 11/11/30 ...........       4,473,413
    7,729,372    Series 2002-34, Class 1A1
                 7.500%, 12/25/32 ...........       8,071,745
      946,377  First Union-Lehman Brothers
                 Commerical Mortgage, CMO,
                 Series 1997-C2, Class A2
                 6.600%, 11/18/29 ...........         985,465


                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------
COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)

$   1,825,000  GMAC Commercial
                 Mortgage Securities,
                 Series 2000-C3, Class A2
                 6.957%, 09/15/35 ........... $     2,125,636
    1,250,000  Morgan (J.P.) Commercial
                 Mortgage Finance, CMO
                 Series 1999-C7, Class A2
                 6.507%, 10/15/35 (E) .......       1,417,193
                                              ---------------
               TOTAL COMMERCIAL
                 MORTGAGE-BACKED SECURITIES
                 (Cost $29,348,965) .........      30,007,141
                                              ---------------

ASSET-BACKED SECURITIES - 4.13%
      537,207  Amresco Securitized
                 Net Interest Trust,
                 Series 1997-1, Class A
                 7.545%, 09/26/27 (C)(E) ....         322,325
    7,500,000  Capital One Master Trust
                 Series 2001-5, Class A
                 5.300%, 06/15/09 ...........       8,027,953
    3,500,000  Centex Home Equity
                 Series 2001-C, Class A3
                 4.490%, 03/25/29 ...........       3,571,044
    6,000,000  CIT Equipment Collateral
                 Series 2002-VT1, Class A4
                 4.670%, 12/21/09 ...........       6,295,791
    1,217,704  Master Asset Securitization Trust
                 Series 2001-02, Class A1
                 6.000%, 12/27/16 ...........       1,254,458
    5,416,519  Residential Asset Securities
                 Series 2001-KS2, Class AI3
                 5.751%, 03/25/27 ...........       5,491,943
                                              ---------------

               TOTAL ASSET-BACKED SECURITIES
                 (Cost $24,866,554) .........      24,963,514
                                              ---------------

MUNICIPAL SECURITIES - 1.04%

               NEW YORK - 1.04%
               New York City, GO
    2,850,000    Series B
                 5.250%, 08/01/08 ...........       3,112,342
    2,850,000    Series G
                 5.500%, 08/01/09 ...........       3,151,673
                                              ---------------

               TOTAL MUNICIPAL SECURITIES
                 (Cost $6,245,504) ..........       6,264,015
                                              ---------------

FOREIGN GOVERNMENT BOND - 0.47%

    2,685,000  Corporacion Andina de Fomento
                 6.875%, 03/15/12 ...........       2,867,204
                                              ---------------

               TOTAL FOREIGN GOVERNMENT BOND
                 (Cost $2,719,793) ..........       2,867,204
                                              ---------------

COMMERCIAL PAPER (F) - 3.19%

   19,300,000  General Electric Capital
                 1.250%, 05/14/03 ...........      19,291,288
                                              ---------------

               TOTAL COMMERCIAL PAPER
                 (Cost $19,291,288) .........      19,291,288
                                              ---------------




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
BOND FUND                                                         APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------
REPURCHASE AGREEMENT - 4.00%

$  24,191,000  Bank One, 1.210%,
                 dated 4/30/03, matures 5/01/03,
                 repurchase price $24,191,813
                 (collateralized by U.S. Treasury
                 Instrument, total market
                 value $24,677,700) ......... $    24,191,000
                                              ---------------
               TOTAL REPURCHASE AGREEMENT
                 (Cost $24,191,000) .........      24,191,000
                                              ---------------

TOTAL INVESTMENTS - 104.41%
   (Cost $612,106,796)* .....................     631,394,444
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (4.41)% ..     (26,701,163)
                                              ---------------
NET ASSETS - 100.00% ........................ $   604,693,281
                                              ===============

---------------------------
  * Aggregate cost for Federal income tax purposes is $612,106,796.

     Gross unrealized appreciation .......... $    19,965,883
     Gross unrealized depreciation ..........        (678,235)
                                              ---------------
     Net unrealized appreciation ............ $    19,287,648
                                              ===============

(A)  Securities purchased on a when-issued or delayed delivery basis.

(B) Assets segregated as collateral for when-issued or delayed delivery purchase commitments.

(C) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2003, these securities amounted to $16,535,351 or 2.73% of net assets.

(D) Step Coupon. A bond that pays an intial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon shown reflects the rate in effect on April 30, 2003.

(E) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

(F)  Annualized yield at the time of purchase.

     CMO Collateralized Mortgage Obligation
      GO General Obligation
     MTN Medium Term Note
     TBA To Be Announced

    PORTFOLIO COMPOSITION (MOODY'S RATINGS)
Repurchase Agreement ..................................     4%
Commercial Paper ......................................     3%
U.S. Government Obligations ...........................    20%
U.S. Government Agency Obligations ....................    40%
Corporate Notes and Bonds:
  Aaa .................................................     5%
  Aa ..................................................     1%
  A ...................................................     5%
  Baa .................................................     8%
  Bbb .................................................     1%
  Ba ..................................................     5%
  NR ..................................................     8%
                                                         ----
                                                          100%
                                                         ====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
INVESTMENT GRADE BOND FUND                                        APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. GOVERNMENT AND AGENCY OBLIGATIONS... 55%
CORPORATE NOTES AND BONDS................ 27%
ASSET-BACKED SECURITIES..................  8%
COMMERCIAL MORTGAGE-BACKED SECURITIES....  7%
COMMERCIAL PAPER.........................  2%
CASH AND OTHER ASSETS....................  1%

% OF TOTAL NET ASSETS

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       ------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 54.64%

               FEDERAL FARM CREDIT BANK - 1.00%
$     500,000  5.970%, 03/11/05 ............. $       540,588
                                              ---------------

               FEDERAL HOME LOAN BANK - 13.34%
    2,500,000  5.300%, 01/30/07 .............       2,578,130
    2,000,000  5.610%, 02/27/07, Series 3A07        2,028,278
    1,250,000  5.875%, 11/15/07 .............       1,409,736
    1,000,000  6.500%, 08/14/09 .............       1,175,560
                                              ---------------
                                                    7,191,704
                                              ---------------

               FEDERAL HOME LOAN MORTGAGE - 4.14%
    1,000,000  2.875%, 09/15/05 .............       1,023,974
      385,543  5.500%, 08/01/17,
                 Gold Pool # E90954 .........         400,993
      772,080  6.500%, 08/01/32,
                 Gold Pool # C01385 .........         806,369
                                              ---------------
                                                    2,231,336
                                              ---------------

               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION - 18.28%
      689,912  6.000%, 10/01/16, Pool # 611322        723,471
      804,090  5.500%, 04/01/17, Pool # 254259        837,294
      743,934  6.000%, 06/01/17, Pool # 254342        780,056
      973,504  5.500%, 11/01/17, Pool # 659589      1,013,705
      638,455  6.500%, 03/01/32, Pool # 254239        667,277
      588,468  7.000%, 04/01/32, Pool # 545556        621,941
      759,062  6.500%, 10/01/32, Pool # 254479        793,328
    1,270,073  4.912%, 02/01/33, Pool # 682778      1,299,785
      996,916  4.205%, 03/01/33, Pool # 681846      1,015,251
    1,050,000  3.785%, 05/01/33, Pool # 703979      1,061,812
    1,000,000  6.000%, 05/01/33, TBA (A) ....       1,040,938
                                              ---------------
                                                    9,854,858
                                              ---------------

               GOVERNMENT NATIONAL
               MORTGAGE ASSOCIATION - 1.23%
      629,230  6.500%, 05/15/32, Pool # 584389        661,875
                                              ---------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       ------
               U.S. TREASURY NOTE - 16.65%
$     500,000  5.750%, 08/15/03 ............. $       506,875
    1,000,000  3.250%, 12/31/03 .............       1,014,336
    1,000,000  1.750%, 12/31/04 .............       1,006,563
      800,000  6.250%, 02/15/07 .............         912,938
    1,000,000  4.375%, 05/15/07 .............       1,073,321
    1,750,000  5.625%, 05/15/08 .............       1,976,749
    1,500,000  6.000%, 08/15/09 (B) .........       1,736,836
      125,000  5.750%, 08/15/10 .............         143,350
      600,000  3.875%, 02/15/13 .............         600,985
                                              ---------------
                                                    8,971,953
                                              ---------------

               TOTAL U.S. GOVERNMENT AND
                 AGENCY OBLIGATIONS
                 (Cost $28,312,448) .........      29,452,314
                                              ---------------

CORPORATE NOTES AND BONDS - 27.04%

               CONSUMER CYCLICALS - 1.42%
      510,000  Leggett & Platt
                 7.650%, 02/15/05 ...........         551,445
      210,000  Newell Rubbermaid
                 4.625%, 12/15/09 ...........         215,798
                                              ---------------
                                                      767,243
                                              ---------------

               ENTERTAINMENT AND LEISURE - 1.15%
      575,000  Disney, Walt
                 7.300%, 02/08/05 ...........         621,904
                                              ---------------

               FINANCE - 7.67%
      490,000  American General Finance, MTN,
                 Series G
                 5.750%, 03/15/07 ...........         534,242
    1,000,000  Associates N.A., MTN, Series H
                 6.260%, 02/15/06 ...........       1,098,137
      250,000  Bank of New York,
                 Senior Notes, MTN, Series E
                 3.900%, 09/01/07 ...........         258,305
      775,000  BB&T, Subordinated Notes
                 4.750%, 10/01/12 ...........         789,234
      460,000  General Electric Capital,
                 Series A, MTN
                 5.000%, 06/15/07 ...........         495,777
      250,000  International Lease Finance,
                 Senior Notes
                 5.625%, 06/01/07 ...........         261,929
      410,000  Marshall & Ilsley Bank
                 5.250%, 09/04/12 ...........         432,028
      240,000  SLM, MTN, Series A
                 5.625%, 04/10/07 ...........         262,773
                                              ---------------
                                                    4,132,425
                                              ---------------

               FOOD AND BEVERAGES - 6.10%
      460,000  Albertson's, Senior Notes
                 6.950%, 08/01/09 ...........         520,554
      365,000  Campbell Soup
                 5.000%, 12/03/12 ...........         377,194
      500,000  Conagra Foods
                 6.000%, 09/15/06 ...........         547,208
      500,000  General Mills
                 5.125%, 02/15/07 ...........         538,983
      465,000  Heinz (H.J.) Finance
                 6.000%, 03/15/12 ...........         512,798
      250,000  Kellogg, Series B
                 6.000%, 04/01/06 ...........         274,824


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
INVESTMENT GRADE BOND FUND                                        APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------
               FOOD AND BEVERAGES (CONTINUED)
$     250,000  Kraft Foods
                 4.625%, 11/01/06 ........... $       260,902
      250,000  Kroger
                 5.500%, 02/01/13 ...........         257,288

                                              ---------------
                                                    3,289,751
                                              ---------------

               INSURANCE - 1.91%
      500,000  CNA Financial
                 6.500%, 04/15/05 ...........         514,876
      450,000  Prudential Insurance of America
                 7.650%, 07/01/07 (C) .......         512,498
                                              ---------------
                                                    1,027,374
                                              ---------------

               MEDICAL PRODUCTS AND SUPPLIES - 0.60%
      300,000  Guidant
                 6.150%, 02/15/06 ...........         325,104
                                              ---------------

               OIL AND GAS EXTRACTION - 2.33%
      235,000  Conoco Funding
                 6.350%, 10/15/11 ...........         266,757
      400,000  Consolidated Natural Gas
                 7.250%, 10/01/04 ...........         428,257
      550,000  Occidental Petroleum
                 4.000%, 11/30/07 ...........         559,144
                                              ---------------
                                                    1,254,158
                                              ---------------

               PHARMACEUTICALS - 2.18%
    1,000,000  Eli Lilly
                 8.375%, 12/01/06 ...........       1,177,014
                                              ---------------

               PRINTING AND PUBLISHING - 0.50%
      250,000  Viacom
                 5.625%, 08/15/12 ...........         271,023
                                              ---------------

               TECHNOLOGY - 0.99%
      510,000  IBM
                 4.250%, 09/15/09 ...........         531,846
                                              ---------------

               TRANSPORTATION - 0.54%
      260,000  Union Pacific
                 6.125%, 01/15/12 ...........         287,828
                                              ---------------

               UTILITIES - 1.65%
      275,000  CILCORP, Senior Notes
                 8.700%, 10/15/09 ...........         336,688
      535,000  MidAmerican Energy
                 5.125%, 01/15/13 ...........         553,346
                                              ---------------
                                                      890,034
                                              ---------------

               TOTAL CORPORATE NOTES AND BONDS
                 (Cost $14,138,516) .........      14,575,704
                                              ---------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       ------
ASSET-BACKED SECURITIES - 8.27%

$   1,000,000  Capital One Master Trust
                 Series 2001-5, Class A
                 5.300%, 06/15/09 ........... $     1,070,394
    1,000,000  CIT Equipment Collateral,
                 Series 2002-VT1, Class A3
                 4.030%, 01/20/06 ...........       1,024,356
      435,000  Citibank Credit Card Issuance Trust
                 Series 2000-C1, Class C1
                 7.450%, 09/15/07 ...........         478,158
    1,000,000  MMCA Automobile Trust
                 Series 2001-4, Class A4
                 4.920%, 08/15/07 ...........       1,040,931
      780,000  Residential Asset Mortgage Products,
                 Series 2002-RS2, Class AI4
                 6.550%, 03/25/32 ...........         842,960
                                              ---------------

               TOTAL ASSET-BACKED SECURITIES
                 (Cost $4,423,316) ..........       4,456,799
                                              ---------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.58%

    1,212,760  Chase Mortgage Finance
                 Series 2003-S2, Class A1
                 5.000%, 03/25/18 (D) .......       1,227,077
      442,182  Green Tree Home Improvement
                 Loan Trust
                 Series 1998-E, Class HEA4
                 6.620%, 07/15/27 ...........         461,567
    1,000,000  LB Commercial Conduit
                 Mortgage Trust
                 Series 1999-C1, Class A2
                 6.780%, 06/15/31 ...........       1,146,172
      394,602  Master Asset Securitization Trust
                 Series 2002-8, Class 1A2
                 5.250%, 12/25/17 (D) .......         404,707
      829,262  Washington Mutual
                 Series 2002-S8, Class 2A7
                 5.250%, 01/25/18 (D) .......         847,116
                                              ---------------
               TOTAL COMMERCIAL
                 MORTGAGE-BACKED SECURITIES
                 (Cost $4,016,457) ..........       4,086,639
                                              ---------------

COMMERCIAL PAPER (E) - 1.91%

    1,033,000  General Electric Capital
                 1.250%, 05/14/03 ...........       1,032,534
                                              ---------------
               TOTAL COMMERCIAL PAPER
                 (Cost $1,032,534) ..........       1,032,534
                                              ---------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
INVESTMENT GRADE BOND FUND                                        APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 SHARES                                            VALUE
-------                                           -------
INVESTMENT COMPANIES - 1.92%

    1,034,593  Deutsche Institutional Cash
                 Management Fund ............ $     1,034,593
          406  Deutsche Institutional
                 Treasury Money Fund ........             406
                                              ---------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $1,034,999) ..........       1,034,999
                                              ---------------

TOTAL INVESTMENTS - 101.36%
   (Cost $52,958,270)* ......................      54,638,989
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (1.36)% ..        (735,258)
                                              ---------------
NET ASSETS - 100.00% ........................ $    53,903,731
                                              ===============

--------------------------------
   * Aggregate cost for Federal income tax purposes is $52,958,270.

     Gross unrealized appreciation .......... $     1,719,774
     Gross unrealized depreciation ..........         (39,055)
                                              ---------------
     Net unrealized appreciation ............ $     1,680,719
                                              ===============

(A) Security purchased on a when-issued or delayed delivery basis.

(B) Assets segregated as collateral for when-issued or delayed delivery purchase commitments.

(C) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in a transaction exempt from registration, to qualified institutional buyers. At April 30, 2003, this security amounted to $512,498 or 0.95% of net assets.

(D) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

(E) Annualized yield at the time of purchase.

MTN      Medium Term Note
TBA      To Be Announced

    PORTFOLIO COMPOSITION (MOODY'S RATINGS)
Investment Companies .................................      2%
Commercial Paper .....................................      2%
U.S. Government Obligations ..........................     16%
U.S. Government Agency Obligations ...................     37%
Corporate Notes and Bonds:
  Aaa ................................................     16%
  Aa .................................................      5%
  A ..................................................     12%
  Baa ................................................     10%
                                                         ----
                                                          100%
                                                         ====



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
MUNICIPAL BOND FUND                                               APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                              [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA ....................................   51%
AA .....................................   33%
A ......................................    5%
INVESTMENT COMPANIES ...................    5%
BAA ....................................    3%
BBB ....................................    2%
NOT RATED ..............................    1%

% OF TOTAL NET ASSETS (RATINGS UNAUDITED)

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------
MUNICIPAL SECURITIES - 93.22%

               ALABAMA - 2.50%
$   1,000,000  Birmingham Industrial Water Board,
                 Industrial Water Supply RB,
                 Partially Pre-refunded 01/01/07
                 6.000%, 07/01/07 (A) ....... $     1,147,470
                                              ---------------
               ARIZONA - 3.99%
    1,000,000  Phoenix Civic Improvement,
                 Wastewater Systems RB
                 5.250%, 07/01/11
                 Insured: FGIC ..............       1,133,800
               Salt River Project, Agricultural
                 Improvement and Power District
                 Electric System RB,
      210,000    Prerefunded, Series A, ETM
                 5.500%, 01/01/05 ...........         224,395
      240,000    Unrefunded, Series A
                 5.500%, 01/01/05 ...........         256,248
      200,000  Tucson Water RB
                 5.400%, 07/01/05 ...........         216,924
                                              ---------------
                                                    1,831,367
                                              ---------------

               COLORADO - 2.52%
    1,000,000  Colorado Department of
                 Transportation RB,
                 Federal Highway Grant
                 Anticipation Notes, Series A
                 5.500%, 06/15/12
                 Insured: MBIA ..............       1,159,910
                                              ---------------

               DISTRICT OF COLUMBIA - 1.56%
      640,000  District of Columbia RB,
                 Smithsonian Institute, Series A
                 5.375%, 11/01/15 ...........         715,315
                                              ---------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------
               FLORIDA - 1.65%
$     750,000  Palm Beach County,
                 Health Facilities Authority RB,
                 Abbey DelRay South Project
                 5.500%, 10/01/11 ........... $       756,713
                                              ---------------

               GEORGIA - 2.45%
      500,000  Cartersville Development Authority,
                 Water & Wastewater
                 Facilities RB, Series A,
                 Ansheuser-Busch Cos., AMT
                 7.375%, 05/01/09 ...........         609,295
               State of Georgia, GO
      250,000    Series A, 6.100%, 03/01/05 .         271,203
      200,000    Series D, 6.700%, 08/01/09 .         244,740
                                              ---------------
                                                    1,125,238
                                              ---------------

               IDAHO - 2.78%
    1,000,000  Idaho Health Facilities Authority RB,
                 IHC Hospitals, ETM
                 6.650%, 02/15/21 ...........       1,277,260
                                              ---------------

               ILLINOIS - 10.28%
      500,000  Chicago Board of Education,
                 School Reform Board,
                 Series A, GO
                 5.250%, 12/01/21
                 Insured: FGIC ..............         556,235
      250,000  Chicago Public Building
                 Commission RB, School
                 Reform Board, Series B
                 5.250%, 12/01/18
                 Insured: FGIC ..............         284,392
      375,000  Dupage County, Jail Project, GO
                 5.600%, 01/01/21 ...........         433,339
    1,000,000  Illinois Development Finance
                 Authority RB,
                 Lincoln Way Community
                 5.700%, 01/01/18
                 Insured: FGIC ..............       1,183,410
    1,000,000  Lake County Township High School,
                 District No. 113,
                 Highland Park, GO
                 8.800%, 12/01/09 ...........       1,350,710
      785,000  University of Illinois RB, Auxiliary
                 Facilities Systems, Series B
                 5.500%, 04/01/17
                 Insured: FGIC ..............         911,456
                                              ---------------
                                                    4,719,542
                                              ---------------

               INDIANA - 1.85%
      700,000  Indianapolis Public
                 Improvement RB, Series B
                 6.000%, 01/10/20 ...........         850,920
                                              ---------------

               KANSAS - 6.20%
    1,000,000  Burlington Environmental
                 Improvement RB,
                 Kansas City Power & Light Project,
                 Series B
                 Mandatory Put 10/01/07,
                 4.750%, 09/01/15 ...........       1,040,640
    1,020,000  Butler & Sedgwick Counties,
                 Unified School District No. 385,
                 Andover, GO
                 6.000%, 09/01/14
                 Insured: FSA ...............       1,235,342



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
MUNICIPAL BOND FUND                                               APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------
               KANSAS (CONTINUED)
$     500,000  Sedgwick County, Unified School
                 District 259, Wichita, GO
                 5.250%, 09/01/10 ........... $       569,565
                                              ---------------
                                                    2,845,547
                                              ---------------

               KENTUCKY - 0.76%
      350,000  Jefferson County,
                 Series C, GO, AMT
                 5.375%, 05/15/03 ...........         350,406
                                              ---------------

               MASSACHUSETTS - 3.70%
      500,000  Massachusetts State Construction
                 Lien, Series C, GO
                 5.250%, 08/01/17 ...........         562,675
    1,000,000  Massachusetts State Grant
                 Anticipation RB, Federal Highway
                 Grant Anticipation Notes,
                 Series A
                 5.250%, 12/15/08 ...........       1,138,060
                                              ---------------
                                                    1,700,735
                                              ---------------

               MICHIGAN - 3.59%
      400,000  Michigan Municipal Bond
                 Authority RB,
                 Refunding, Drinking Water
                 Revenue Fund
                 5.500%, 10/01/16 ...........         472,284
    1,000,000  Michigan State Trunk Line RB
                 Refunding, Series A
                 5.500%, 11/01/18 ...........       1,175,750
                                              ---------------
                                                    1,648,034
                                              ---------------

               MISSISSIPPI - 3.29%
    1,000,000  Mississippi State Hospital Equipment &
                 Facilities Authority RB,
                 Baptist Medical Center Project
                 6.500%, 05/01/10
                 Insured: MBIA ..............       1,102,380
      350,000  State of Mississippi,
                 Capital Improvements Issue,
                 Series I, GO
                 5.750%, 11/01/09 (A) .......         409,518
                                              ---------------
                                                    1,511,898
                                              ---------------

               NEBRASKA - 1.23%
      500,000  Omaha Public Power District
                 Electric RB, Series C
                 5.400%, 02/01/08 ...........         564,160
                                              ---------------

               NEVADA - 0.83%
      350,000  Clark County, Nevada
                 School District, GO,
                 Pre-refunded 12/15/04
                 6.400%, 06/15/06
                 Insured: FGIC ..............         382,858
                                              ---------------

               NEW HAMPSHIRE - 0.27%
      115,000  New Hampshire State Housing
                 Financial Authority Single
                 Family RB, Series B, AMT
                 4.850%, 07/01/08 ...........         122,652
                                              ---------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------
               NEW YORK - 1.18%
$     500,000  New York City, Series A, GO
                 6.000%, 08/01/05 ........... $       541,495
                                              ---------------

               OHIO - 6.03%
    1,000,000  Montgomery County Hospital RB,
                 Kettering Medical Center
                 6.000%, 04/01/08 ...........       1,094,770
    1,500,000  Ohio State Water
                 Development Authority RB
                 5.000%, 12/01/06 ...........       1,673,610
                                              ---------------
                                                    2,768,380
                                              ---------------

               OKLAHOMA - 6.71%
               Oklahoma City, GO
    1,000,000    5.500%, 07/01/11 ...........       1,149,970
      240,000    5.550%, 08/01/11 ...........         277,166
      500,000  Oklahoma Housing Development
                 Authority RB, Obligation Lease
                 Purchase Program, Series A
                 5.100%, 11/01/05 ...........         529,810
    1,000,000  Tulsa Industrial Authority RB,
                 St. John's Medical Center
                 Project, Pre-refunded 02/15/06
                 6.250%, 02/15/17 ...........       1,124,940
                                              ---------------
                                                    3,081,886
                                              ---------------

               PENNSYLVANIA - 2.72%
      250,000  Beaver County Industrial
                 Development Authority, PCR,
                 Cleveland Electric Project
                 4.600%, 10/01/30 (B) .......         251,790
    1,000,000  University of Pittsburgh,
                 Commonwealth of Pennsylvania
                 System of Higher Education RB,
                 University Capital Project,
                 Series B
                 1.350%, 09/15/24 (B) .......       1,000,000
                                              ---------------
                                                    1,251,790
                                              ---------------

               PUERTO RICO - 1.21%
      500,000  Puerto Rico Commonwealth,
                 Series D, GO
                 5.000%, 07/01/21
                 Issured: FSA ...............         554,475
                                              ---------------

               RHODE ISLAND - 2.84%
    1,175,000  Rhode Island State and
                 Providence Plantations,
                 Consolidated Capital
                 Development Loan, Series B, GO
                 5.000%, 11/01/06
                 Insured: FGIC ..............       1,306,647
                                              ---------------

               SOUTH CAROLINA - 0.65%
      285,000  Anderson County School District
                 No. 002, Series B, GO
                 7.125%, 03/01/04 ...........         299,033
                                              ---------------

               TENNESSEE - 2.42%
    1,000,000  State of Tennessee, Series A, GO
                 5.000%, 05/01/13 ...........       1,113,920
                                              ---------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
MUNICIPAL BOND FUND                                               APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------
               TEXAS - 11.24%
$     480,000  Frisco Independent
                 School District, GO
                 7.000%, 08/15/10
                 Insured: PSF ............... $       595,445
      450,000  Harris County, Toll Road RB,
                 Senior Lien, Series A,
                 Pre-refunded 08/15/04
                 6.375%, 08/15/24
                 Insured: MBIA ..............         488,781
      200,000  Humble Independent
                 School District Refunding,
                 Series II, GO
                 5.500%, 02/15/10
                 Insured: PSF ...............         227,688
      550,000  Plano Independent
                 School District, GO
                 5.000%, 02/15/09
                 Insured: PSF ...............         611,320
    1,250,000  Port of Houston Authority, Harris
                 County Airport Improvement,
                 Series B, GO, AMT
                 5.250%, 10/01/11
                 Insured: FGIC ..............       1,392,650
      210,000  Tarrant County Health
                 Facilities Development,
                 Health System RB, Series A
                 5.500%, 02/15/05
                 Insured: MBIA ..............         224,370
      500,000  Texas Municipal Power
                 Agency RB, Series E
                 5.500%, 09/01/10
                 Insured: MBIA ..............         573,110
    1,000,000  Victoria County Hospital RB,
                 Citizens Medical Center
                 6.250%, 01/01/16
                 Insured: AMBAC .............       1,047,940
                                              ---------------
                                                    5,161,304
                                              ---------------

               UTAH - 4.86%
      300,000  Intermountain Power Agency,
                 Power Supply RB, Series E
                 6.250%, 07/01/07
                 Insured: FSA ...............         347,343
    1,000,000  Jordan School District,
                 Series A, GO
                 5.250%, 06/15/10 (A) .......       1,132,140
      350,000  Tooele County Hazardous
                 Waste Treatment RB,
                 Union Pacific Project, AMT
                 5.700%, 11/01/26 ...........         350,970
      350,000  Utah State Building Ownership
                 Authority Lease RB,
                 Series A, State Facilities
                 Master Lease PG-C
                 5.500%, 05/15/11
                 Insured: FSA ...............         399,672
                                              ---------------
                                                    2,230,125
                                              ---------------

               VIRGINIA - 0.58%
      250,000  Virginia State Housing Developement
                 RB Authority, Commonwealth
                 Mortgage, Series H, Sub-Series H2
                 4.750%, 07/01/07 ...........         264,958
                                              ---------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------
               WISCONSIN - 3.33%
$   1,345,000  State of Wisconsin, Series 3, GO
                 5.300%, 11/01/12
                 Insured: MBIA-IBC .......... $     1,529,722
                                              ---------------

               TOTAL MUNICIPAL SECURITIES
                 (Cost $39,586,731)                42,813,760
                                              ---------------

 SHARES
-------
INVESTMENT COMPANIES - 5.31%

      963,334  Blackrock Provident
                 Money Market Fund                    963,334
    1,475,024  Goldman Sachs Tax Exempt Fund        1,475,024
                                              ---------------

               TOTAL INVESTMENT COMPANIES
                 (Cost $2,438,358) ..........       2,438,358
                                              ---------------

TOTAL INVESTMENTS - 98.53%
   (Cost $42,025,089)* ......................      45,252,118
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 1.47% ....         673,019
                                              ---------------
NET ASSETS - 100.00% ........................ $    45,925,137
                                              ===============

--------------------------------------
  * Aggregate cost for Federal income tax purposes is $42,025,089.

     Gross unrealized appreciation .......... $     3,227,029
     Gross unrealized depreciation ..........              --
                                              ---------------
     Net unrealized appreciation ............ $     3,227,029
                                              ===============

(A) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

(B) Variable rate instrument. The rate shown reflects the rate in effect on April 30, 2003. The maturity date shown is the next scheduled reset date.

   AMBAC AMBAC Assurance Corp.
     AMT Alternative Minimum Tax
     ETM Escrowed to Maturity
    FGIC Financial Guaranty Insurance Co.
     FSA Financial Security Assurance, Inc.
      GO General Obligation
     IBC Insured Bond Certificate
    MBIA MBIA Insurance Corporation
     PCR Pollution Control Revenue
     PSF Permanent School Fund
      RB Revenue Bond

    PORTFOLIO COMPOSITION (MOODY'S RATINGS)
Investment Companies .................................      5%
Corporate Notes and Bonds:
  Aaa ................................................     52%
  Aa .................................................     33%
  A ..................................................      5%
  Baa ................................................      3%
  Bbb ................................................      2%
                                                         ----
                                                          100%
                                                         ====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO FUNDS
-----------------------------
INVESTOR MONEY MARKET FUND                                        APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


COMMERCIAL  PAPER .......................  60%
CERTIFICATES  OF DEPOSIT ................  29%
U.S. GOVERNMENT AGENCY OBLIGATIONS ......   5%
TIME DEPOSIT ............................   4%
BANK NOTE ...............................   1%
CASH AND OTHER NET ASSETS ...............   1%

% OF TOTAL NET ASSETS

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       ------
COMMERCIAL PAPER (A) - 60.15%

               AIRLINES - 3.20%
$  13,000,000  International Lease Finance
                 1.240%, 05/15/03 ........... $    12,993,731
                                              ---------------

               ASSET-BACKED (B) - 20.95%
    8,000,000  Blue Ridge Asset Funding
                 1.260%, 06/05/03 ...........       7,990,200
   13,000,000  Enterprise Funding
                 1.250%, 05/09/03 ...........      12,996,389
   14,000,000  Falcon Asset Securitization
                 1.260%, 06/02/03 ...........      13,984,320
   13,000,000  FCAR Owner Trust
                 1.250%, 05/14/03 ...........      12,994,132
               Fountain Square Commercial Funding
    5,000,000    1.270%, 06/02/03 ...........       4,994,356
    7,000,000    1.250%, 07/25/03 ...........       6,979,340
               Mont Blanc Capital
    7,000,000    1.260%, 05/23/03 ...........       6,994,610
    6,000,000    1.230%, 07/09/03 ...........       5,985,855
   12,000,000  Park Avenue Receivables
                 1.250%, 05/05/03 ...........      11,998,333
                                              ---------------
                                                   84,917,535
                                              ---------------

               BANKS - 18.74%
   10,000,000  ANZ (DE)
                 1.247%, 05/06/03 ...........       9,998,268
   13,000,000  CDC IXIS Capital Markets
                 1.250%, 05/09/03 ...........      12,996,389
    8,000,000  Citicorp
                 1.250%, 07/29/03 ...........       7,975,278
   15,000,000  Marshall & Ilsley
                 1.250%, 05/29/03 ...........      14,985,417
   15,000,000  State Street
                 1.360%, 05/01/03 ...........      15,000,000
   15,000,000  UBS Finance (DE)
                 1.360%, 05/01/03 ...........      15,000,000
                                              ---------------
                                                   75,955,352
                                              ---------------


                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       ------
               FINANCIAL SERVICES - 17.26%
$  15,000,000  Bear Stearns
                 1.250%, 05/28/03 ........... $    14,985,937
    3,000,000  General Electric Capital
                 1.240%, 09/25/03 ...........       2,984,810
   10,000,000  Goldman Sachs
                 1.250%, 05/12/03 ...........       9,996,181
   15,000,000  Merrill Lynch
                 1.330%, 05/01/03 ...........      15,000,000
   14,000,000  Morgan Stanley
                 1.260%, 05/16/03 ...........      13,992,650
   13,000,000  Prudential Funding
                 1.250%, 05/08/03 ...........      12,996,840
                                              ---------------
                                                   69,956,418
                                              ---------------

               TOTAL COMMERCIAL PAPER
                 (Cost $243,823,036) ........     243,823,036
                                              ---------------

CERTIFICATES OF DEPOSIT - 29.36%

               BANKS - 29.36%
    4,000,000  Australia New Zealand Bank (NY)
                 2.505%, 05/02/03 ...........       4,000,001
    5,000,000  Bank of America
                 1.240%, 10/30/03 ...........       5,000,000
    5,000,000  Bank of New York
                 1.270%, 07/21/03 ...........       5,000,223
               Barclays Bank (NY)
    7,000,000    1.175%, 10/02/03 ...........       6,999,250
    5,000,000    1.240%, 11/03/03 ...........       5,000,000
    5,000,000  Bayerische Landesbank
                 Girozentrale (NY)
                 1.770%, 06/23/03 ...........       5,000,790
    5,000,000  Canadian Imperial Bank (NY)
                 1.290%, 08/11/03 ...........       5,000,422
               Danske Bank
    7,000,000    1.200%, 07/07/03 ...........       7,000,000
    5,000,000    1.220%, 07/10/03 ...........       5,000,097
    5,000,000  Deutsche Bank (NY)
                 1.300%, 06/09/03 ...........       5,000,000
    5,000,000  Halifax Bank of Scotland (NY)
                 1.260%, 05/30/03 ...........       5,000,000
    5,000,000  Harris Trust & Savings Bank
                 1.220%, 07/28/03 ...........       5,000,000
    7,000,000  J.P. Morgan Chase
                 1.260%, 08/11/03 ...........       7,001,340
    7,000,000  Lloyds TSB Bank (NY)
                 1.250%, 07/28/03 ...........       6,999,990
    3,000,000  National City Bank
                 1.810%, 08/25/03 ...........       3,000,095
    5,000,000  Nordea (NY)
                 1.240%, 10/16/03 ...........       5,000,000
               Rabobank Nederland (NY)
    3,000,000    1.845%, 09/19/03 ...........       3,000,058
    5,000,000    1.200%, 09/29/03 ...........       4,999,880
    3,000,000  Regions Bank
                 1.300%, 06/17/03 ...........       3,000,000
               Toronto Dominion Bank (NY)
    3,000,000    1.350%, 06/12/03 ...........       3,000,000
    5,000,000    1.200%, 07/24/03 ...........       5,000,000
   10,000,000  Wells Fargo Bank
                 1.250%, 06/24/03 ...........      10,000,000
    5,000,000  West Deutsche Landesbank (NY)
                 1.300%, 07/14/03 ...........       5,000,000
                                              ---------------
                                                  119,002,146
                                              ---------------
               TOTAL CERTIFICATES OF DEPOSIT
                 (Cost $119,002,146) ........     119,002,146
                                              ---------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------
INVESTOR MONEY MARKET FUND                                        APRIL 30, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
  PAR VALUE                                        VALUE
 ----------                                       -------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.19%

               FEDERAL AGRICULTURAL MORTGAGE - 3.70%
$  15,000,000    1.250%, 05/01/03 ........... $    15,000,000
                                              ---------------

               FEDERAL HOME LOAN BANK - 0.99%
    4,000,000    3.125%, 11/14/03 ...........       4,039,961
                                              ---------------

               FEDERAL HOME LOAN MORTGAGE - 0.50%
    2,000,000    3.500%, 09/15/03 ...........       2,015,656
                                              ---------------

               TOTAL U.S. GOVERNMENT
                 AGENCY OBLIGATIONS
                 (Cost $21,055,617) .........      21,055,617
                                              ---------------

TIME DEPOSIT - 3.54%

   14,356,000  Suntrust Bank (GC)
                 1.250%, 05/01/03 ...........      14,356,000
                                              ---------------

               TOTAL TIME DEPOSIT
                 (Cost $14,356,000) .........      14,356,000
                                              ---------------

BANK NOTE - 0.99%

    4,000,000  U.S. Bank
                 1.310%, 07/07/03 ...........       4,000,037
                                              ---------------

               TOTAL BANK NOTE
                 (Cost $4,000,037) ..........       4,000,037
                                              ---------------

TOTAL INVESTMENTS - 99.23%
   (Cost $402,236,836)* .....................     402,236,836
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 0.77% ....       3,124,518
                                              ---------------
NET ASSETS - 100.00% ........................ $   405,361,354
                                              ===============

----------------------------

* At April 30, 2003, cost is identical for book and Federal income tax purposes.

(A) Annualized yield at the time of purchase.

(B) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At April 30, 2003, these securities amounted to $84,917,535 or 20.95% of net assets.

(DE)Delaware

(GC)Grand Cayman

(NY)New York

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------                                           APRIL 30, 2003

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                 MONTAG
                                                                               GROWTH          & CALDWELL        TAMRO LARGE
                                                                                FUND           GROWTH FUND     CAP VALUE FUND
                                                                          ---------------   ----------------  ----------------
ASSETS:
Investments:
        Investments at cost ............................................  $   860,969,910   $  2,575,487,672  $      9,549,261
        Repurchase agreements ..........................................       29,100,000                 --                --
        Net unrealized appreciation (depreciation) .....................       29,042,288         33,903,295           399,988
                                                                          ---------------   ----------------  ----------------
          Total investments at value ...................................      919,112,198      2,609,390,967         9,949,249

Cash ...................................................................           18,268                 14                --
Receivables:
        Dividends and interest .........................................          141,749          2,909,088            19,235
        Fund shares sold ...............................................        2,434,399          5,881,722            18,200
        Investments sold ...............................................        9,226,148            743,115                --
        Due from Adviser, net ..........................................               --                 --                --
        Deferred organization costs ....................................               --                 --                --
Other assets ...........................................................           21,813             47,351               389
                                                                          ---------------   ----------------  ----------------
          Total assets .................................................      930,954,575      2,618,972,257         9,987,073
                                                                          ---------------   ----------------  ----------------

LIABILITIES:
Payables:
        Due to custodian ...............................................               --                 --                --
        Investments purchased ..........................................        3,398,399                 --                --
        Fund shares redeemed ...........................................        6,122,977          3,603,954                --
        Due to Adviser, net ............................................          516,559          1,384,977               309
        Administration fee .............................................           39,172            109,360             1,521
        Distribution fees ..............................................           33,199             38,740               471
        Shareholder service fees .......................................               20                 --                --
        Trustees fees ..................................................            5,636             16,206                58
Accrued expenses and other payables ....................................          176,480            387,737            14,932
                                                                          ---------------   ----------------  ----------------
          Total liabilities ............................................       10,292,442          5,540,974            17,291
                                                                          ---------------   ----------------  ----------------
NET ASSETS .............................................................  $   920,662,133   $  2,613,431,283  $      9,969,782
                                                                          ===============   ================  ================
NET ASSETS CONSIST OF:
    Paid in capital ....................................................  $   981,333,827   $  3,034,830,668  $     11,372,800
    Accumulated undistributed (distribution in excess of)
       net investment income (loss) ....................................          118,364          1,877,496            14,637
    Accumulated net realized loss on investments and
       foreign currency transactions ...................................      (89,832,346)      (457,180,176)       (1,817,643)
    Net unrealized appreciation (depreciation) on investments and
       translation of assets and liabilities in foreign currency .......       29,042,288         33,903,295           399,988
                                                                          ---------------   ----------------  ----------------
        TOTAL NET ASSETS ...............................................  $   920,662,133   $  2,613,431,283  $      9,969,782
                                                                          ===============   ================  ================
CLASS N:
    Net Assets .........................................................  $   692,836,192   $    807,818,001  $      9,969,782
    Shares of beneficial interest outstanding ..........................       37,641,906         41,747,038         1,120,072
        NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ................................  $         18.41   $          19.35  $           8.90
                                                                          ===============   ================  ================
CLASS I:
    Net Assets .........................................................  $   227,622,412   $  1,805,509,420  $             --
    Shares of beneficial interest outstanding ..........................       12,271,094         92,679,686                --
        NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ................................  $         18.55   $          19.48  $             --
                                                                          ===============   ================  ================
CLASS C:
    Net assets .........................................................  $       101,672   $             --  $             --
    Shares of beneficial interest outstanding ..........................            5,540                 --                --
        NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ................................  $         18.35   $             --  $             --
                                                                          ===============   ================  ================
CLASS R:
    Net assets .........................................................  $       101,857   $        103,862  $             --
    Shares of beneficial interest outstanding ..........................            5,540              5,373                --
        NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ................................  $         18.39   $          19.33  $             --
                                                                          ===============   ================  ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------


--------------------------------------------------------------------------------

                                                                                VEREDUS
      VALUE         VEREDUS SELECT       MID CAP            TAMRO SMALL      AGGRESSIVE          REAL ESTATE           VEREDUS
      FUND           GROWTH FUND          FUND               CAP FUND        GROWTH FUND            FUND            SCITECH FUND
----------------   ---------------   ---------------    ----------------   ---------------    ----------------     ----------------


$    175,824,665   $     1,134,935   $    87,216,181    $     39,851,345   $   307,727,699     $    26,876,843     $      1,132,617
              --           309,066                --                  --        20,561,893             563,749              450,237
      (5,871,783)           99,105          (294,381)          4,427,457        30,808,775           1,832,747               71,652
----------------   ---------------   ---------------    ----------------   ---------------    ----------------     ----------------
     169,952,882         1,543,106        86,921,800          44,278,802       359,098,367          29,273,339            1,654,506

              --                --                --                  --                --                  --                   --

         380,690                 9           179,351              40,627               600               7,038                   12
         225,132               139           302,795              29,737           714,680             168,919                  280
       1,351,795            71,547           560,529              40,353         2,472,256              88,186                   --
              --             4,264                --                  --                --                  --                4,336
              --                --                --                  --               791                  --                   --
           2,459                46             3,975               1,030             7,236                 457                   23
----------------   ---------------   ---------------    ----------------   ---------------    ----------------     ----------------
     171,912,958         1,619,111        87,968,450          44,390,549       362,293,930          29,537,939            1,659,157
----------------   ---------------   ---------------    ----------------   ---------------    ----------------     ----------------



              --                --                --                  --                --                 171                   --
       1,443,798           162,660         1,223,955                  --         4,186,138             119,777              144,200
              --                --           246,367              21,776         4,375,747               2,102                6,102
          74,574                --            53,648              24,932           267,456              18,496                   --
           9,264               570             4,206               3,195            15,773               1,943                  831
           8,128                69             4,097               2,090            14,132               1,412                   72
              --                --                --                  --                --                  --                   --
           1,080                 7               467                 257             2,040                 189                    8
          20,314             5,960            34,923              23,988           149,972              12,498                5,127
----------------   ---------------   ---------------    ----------------   ---------------    ----------------     ----------------
       1,557,158           169,266         1,567,663              76,238         9,011,258             156,588              156,340
----------------   ---------------   ---------------    ----------------   ---------------    ----------------     ----------------
$    170,355,800   $     1,449,845   $    86,400,787    $     44,314,311   $   353,282,672    $     29,381,351     $      1,502,817
================   ===============   ===============    ================   ===============    ================     ================

$    200,451,518   $     2,160,452   $     88,970,751   $     40,915,808   $   561,332,889    $     27,297,638     $      3,469,567

         132,203            (2,196)         (148,355)            162,085        (1,853,991)            363,206               (9,641)

     (24,356,138)         (807,516)       (2,127,228)         (1,191,039)     (237,005,001)           (112,086)          (2,028,761)

      (5,871,783)           99,105          (294,381)          4,427,457        30,808,775           1,832,593               71,652
----------------   ---------------   ---------------    ----------------   ---------------    ----------------     ----------------
$    170,355,800   $     1,449,845   $    86,400,787    $     44,314,311   $   353,282,672    $     29,381,351     $      1,502,817
================   ===============   ===============    ================   ===============    ================     ================

$    170,355,800   $     1,449,845   $    86,400,787    $     44,314,311   $   297,424,644    $     29,381,351     $      1,502,817
      20,014,496           191,940         5,523,174           3,787,721        25,862,192           3,020,056              290,514

$           8.51   $          7.55   $         15.64    $          11.70   $         11.50    $           9.73     $           5.17
================   ===============   ===============    ================   ===============    ================     ================

$             --   $            --   $            --    $             --   $    55,858,028    $             --     $             --
              --                --                --                  --         4,835,528                  --                   --

$             --   $            --   $            --    $             --   $         11.55    $             --     $             --
================   ===============   ===============    ================   ===============    ================     ================

$             --   $            --   $            --    $             --   $            --    $             --     $             --
              --                --                --                  --                --                  --                   --

$             --   $            --   $            --    $             --   $            --    $             --     $             --
================   ===============   ===============    ================   ===============    ================     ================

$             --   $            --   $            --    $             --   $            --    $             --     $             --
              --                --                --                  --                --                  --                   --

$             --   $            --   $            --    $             --   $            --    $             --     $             --
================   ===============   ===============    ================   ===============    ================     ================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
                                                                  APRIL 30, 2003

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------


                                                                                 EQUITY PLUS       SELECT SMALL        BALANCED
                                                                                    FUND             CAP FUND            FUND
                                                                               ----------------  ----------------  ---------------
ASSETS:
Investments:
        Investments at cost ................................................    $    80,005,204  $     26,431,059  $   259,550,400
        Repurchase agreements ..............................................                 --                --       16,468,000
        Net unrealized appreciation (depreciation) .........................         17,753,430           133,952       23,298,123
                                                                               ----------------  ----------------  ---------------
          Total investments at value .......................................         97,758,634        26,565,011      299,316,523
Cash .......................................................................                 --                --           10,670
Receivables:
        Dividends and interest .............................................             90,748            10,394          982,159
        Dividend reclaims ..................................................                 --                --               --
        Fund shares sold ...................................................                 --             4,173          329,057
        Investments and foreign currency sold ..............................                 --                --        2,008,369
        Due from Adviser, net ..............................................                 --                --               --
Other assets ...............................................................             22,526             2,559            6,566
                                                                               ----------------  ----------------  ---------------
          Total assets .....................................................         97,871,908        26,582,137      302,653,344
                                                                               ----------------  ----------------  ---------------
LIABILITIES:
Unrealized depreciation on foreign currency contracts ......................                 --                --               --
Payables:
        Due to custodian ...................................................                 --                --               --
        Dividend distribution ..............................................                 --                --               --
        Investments and foreign currency purchased .........................                 --                --        6,142,114
        Fund shares redeemed ...............................................              1,618             4,000        4,697,367
        Due to Adviser, net ................................................             25,721             8,388          166,830
        Administration fee .................................................              6,116             4,955           18,714
        Distribution fees ..................................................                 --             1,253           14,114
        Trustees fees ......................................................                549               153            1,761
Accrued expenses and other payables ........................................              6,935             3,635           66,281
                                                                               ----------------  ----------------  ---------------
          Total liabilities ................................................             40,939            22,384       11,107,181
                                                                               ----------------  ----------------  ---------------
NET ASSETS .................................................................    $    97,830,969  $     26,559,753  $   291,546,163
                                                                               ================  ================  ===============
NET ASSETS CONSIST OF:
    Paid in capital ........................................................   $     75,745,770  $     28,327,613  $   288,685,675
    Accumulated undistributed (distribution in excess of)
       net investment income (loss) ........................................             77,187            (2,293)         189,855
    Accumulated net realized gain (loss) on investments
       and foreign currency transactions ...................................          4,254,582        (1,899,519)     (20,627,490)
    Net unrealized appreciation (depreciation) on investments and
       translation of assets and liabilities in foreign currency ...........         17,753,430           133,952       23,298,123
                                                                               ----------------  ----------------  ---------------
        TOTAL NET ASSETS ...................................................   $     97,830,969  $     26,559,753  $   291,546,163
                                                                               ================  ================  ===============
CLASS N:
    Net Assets .............................................................   $             --  $     26,559,753  $   291,546,163
    Shares of beneficial interest outstanding                                                --         3,121,221       28,802,340
        NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ....................................   $             --  $           8.51  $         10.12
                                                                               ================  ================  ===============
CLASS I:
    Net Assets .............................................................   $     97,830,969  $             --  $            --
    Shares of beneficial interest outstanding ..............................          7,997,103                --               --
        NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ....................................   $          12.23  $             --  $            --
                                                                               ================  ================  ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------

--------------------------------------------------------------------------------


    MONTAG                                                      INVESTMENT                                INVESTOR
  & CALDWELL         INTERNATIONAL            BOND              GRADE BOND          MUNICIPAL           MONEY MARKET
 BALANCED FUND        EQUITY FUND             FUND                 FUND             BOND FUND               FUND
---------------     ---------------     ----------------      ---------------    ----------------     ----------------


$   204,797,079     $    11,822,607     $    587,915,796      $    52,958,270    $     42,025,089     $    402,236,836
             --                  --           24,191,000                   --                  --                   --
      8,449,799          (1,350,257)          19,287,648            1,680,719           3,227,029                   --
---------------     ---------------     ----------------      ---------------    ----------------     ----------------
    213,246,878          10,472,350          631,394,444           54,638,989          45,252,118          402,236,836
             --              39,300                   --                   --                  96                  810

      1,152,616              71,339            6,342,930              515,804             691,488              490,945
             --              30,182                   --                   --                  --                   --
     21,227,758               2,687              683,255                  268             180,598            3,328,084
             --              86,693                   --                   --           1,659,030                   --
             --                  85                   --                   --                  --                   --
          4,405               1,277               11,881                7,066               1,151               14,742
---------------     ---------------     ----------------      ---------------    ----------------     ----------------
    235,631,657          10,703,913          638,432,510           55,162,127          47,784,481          406,071,417
---------------     ---------------     ----------------      ---------------    ----------------     ----------------

             --               2,213                   --                   --                  --                   --

             --                  --               43,478                   --                  --                   --
             --                  --            1,268,179              184,906              95,281              198,836
             --              88,292           30,506,773            1,031,541             547,895                   --
        664,256                  --            1,586,364                   --           1,182,511              288,838
        129,912                  --              182,972               19,332               9,958              121,552
         11,120               4,243               32,628                5,551               5,194               16,310
          3,941                 502               11,316                   --                  --                   --
          1,287                  58                3,814                  340                 290                2,273
         32,781              20,634              103,705               16,726              18,215               82,254
---------------     ---------------     ----------------      ---------------    ----------------     ----------------
        843,297             115,942           33,739,229            1,258,396           1,859,344              710,063
---------------     ---------------     ----------------      ---------------    ----------------     ----------------
$   234,788,360     $    10,587,971     $    604,693,281      $    53,903,731    $     45,925,137     $    405,361,354
===============     ===============     ================      ===============    ================     ================

$   263,929,168     $    41,475,150     $    594,624,453      $    51,222,405    $     42,197,738     $    405,361,354

         19,671              35,695           (2,112,002)            (290,613)                 --                   --

    (37,610,278)        (29,576,209)          (7,106,818)           1,291,220             500,370                   --

      8,449,799          (1,346,665)          19,287,648            1,680,719           3,227,029                   --
---------------     ---------------     ----------------      ---------------    ----------------     ----------------
$   234,788,360     $    10,587,971     $    604,693,281      $    53,903,731    $     45,925,137     $    405,361,354
===============     ===============     ================      ===============    ================     ================

$   103,056,205     $    10,587,971     $    236,520,811      $            --    $     45,925,137     $    405,361,354
      6,864,467           1,147,007           23,105,385                   --           4,276,737          405,361,508

$         15.01     $          9.23     $          10.24      $            --    $          10.74     $           1.00
===============     ===============     ================      ===============    ================     ================

$   131,732,155     $            --     $    368,172,470      $    53,903,731    $             --     $             --
      8,774,642                  --           35,966,726            5,381,534                  --                   --

$         15.01     $            --     $          10.24      $         10.02    $             --     $             --
===============     ===============     ================      ===============    ================     ================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                                   MONTAG
                                                                                 GROWTH          & CALDWELL        TAMRO LARGE
                                                                                  FUND           GROWTH FUND     CAP VALUE FUND
                                                                            ---------------   ----------------  -----------------
INVESTMENT INCOME:
     Dividends .........................................................    $     4,184,905   $     15,559,507  $        108,863
     Less: foreign taxes withheld ......................................                 --                 --                --
     Interest ..........................................................            301,758                210             8,205
                                                                            ---------------   ----------------  ----------------
      Total investment income ..........................................          4,486,663         15,559,717           117,068
                                                                            ---------------   ----------------  ----------------
EXPENSES:
     Investment advisory fees ..........................................          2,920,766          7,455,942            36,101
     Distribution expenses(a) ..........................................            799,341            904,839            11,281
     Shareholder service fees ..........................................                 81                 --                --
     Transfer agent fees ...............................................            218,419            387,539            13,784
     Administration fees ...............................................            218,423            579,548             3,705
     Registration expenses .............................................             41,187             67,865             6,030
     Custodian fees ....................................................             28,404             61,698             6,628
     Professional fees .................................................             30,647             70,203             7,159
     Amortization of organization costs ................................                 --                 --                --
     Reports to shareholder expense ....................................             41,848            114,478             2,054
     Trustees fees .....................................................             13,733             36,692               139
     Other expenses ....................................................             55,450             48,205               429
                                                                            ---------------   ----------------  ----------------
      Total expenses before waivers ....................................          4,368,299          9,727,009            87,310
                                                                            ---------------   ----------------  ----------------
      Less: Investment advisory fees waived ............................                 --                 --           (33,159)
      Less: Expenses reimbursed ........................................                 --                 --                --
                                                                            ---------------   ----------------  ----------------
      Net expenses .....................................................          4,368,299          9,727,009            54,151
                                                                            ---------------   ----------------  ----------------
NET INVESTMENT INCOME (LOSS) ...........................................            118,364          5,832,708            62,917
                                                                            ---------------   ----------------  ----------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments ...........................        (29,766,009)       (41,387,584)         (148,365)
     Net realized loss on foreign currency transactions ................                 --                 --                --
     Net change in unrealized appreciation (depreciation) of investments         23,490,180         91,718,241           696,340
     Net change in unrealized depreciation on translation
      of assets and liabilities denominated in foreign currency ........                 --                 --                --
                                                                            ---------------   ----------------  ----------------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............         (6,275,829)        50,330,657           547,975
                                                                            ---------------   ----------------  ----------------
     NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .............    $    (6,157,465)  $     56,163,365  $        610,892
                                                                            ===============   ================  ================

------------------------------------------------------------------
(a) Distribution expense is incurred at the Class Nlevel for all funds except Growth Fund and Montag &Caldwell Growth Fund. The distribution expense for Class N, C and R of the Growth Fund is $798,937, $242 and $162, respectively. The distribution expense for Class N and R of the Montag & Caldwell Growth Fund is $904,675 and $164, respectively.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------

--------------------------------------------------------------------------------

                                                                               VEREDUS
    VALUE           VEREDUS SELECT        MID CAP          TAMRO SMALL         AGGRESSIVE         REAL ESTATE          VEREDUS
    FUND             GROWTH FUND           FUND             CAP FUND           GROWTH FUND           FUND            SCITECH FUND
---------------    ---------------   ----------------    ----------------   -----------------   ----------------   ----------------

$     1,887,829    $         8,263   $        466,668    $        233,616   $         408,094   $        718,830   $            389
             --                 --                 --                  --                  --               (991)                --
             --              1,248                 --             161,918              76,148              6,623              2,272
---------------    ---------------   ----------------    ----------------   -----------------   ----------------   ----------------
      1,887,829              9,511            466,668             395,534             484,242            724,462              2,661
---------------    ---------------   ----------------    ----------------   -----------------   ----------------   ----------------

        562,297              7,205            370,742             181,596           1,688,625            119,512              8,048
        175,718              2,251            115,857              50,443             358,709             29,878              2,012
             --                 --                 --                  --                  --                 --                 --
          6,299              8,854             68,631              21,918             203,782             11,084              8,960
         39,240              1,095             25,018              12,183              89,533              7,070              1,313
         11,590              7,415             10,028               8,604              30,067              6,213              6,806
         22,508              5,724             10,145               7,235              16,861              8,565              6,490
         12,700              7,500              9,953               6,435              18,607              8,093              7,500
             --                 --                 --                  --               2,387                831                 --
          5,621                140             19,084               3,345              55,648              3,157              1,898
          2,356                 26              1,631                 672               5,218                386                 21
          3,347                 68              4,180               5,114              21,092                496                731
---------------    ---------------   ----------------    ----------------   -----------------   ----------------   ----------------
        841,676             40,278            635,269             297,545           2,490,529            195,285             43,779
---------------    ---------------   ----------------    ----------------   -----------------   ----------------   ----------------
       (180,976)            (7,205)           (20,246)            (35,239)           (153,552)           (31,554)            (8,048)
             --            (21,366)                --                  --                  --                 --            (23,429)
---------------    ---------------   ----------------    ----------------   -----------------   ----------------   ----------------
        660,700             11,707            615,023             262,306           2,336,977            163,731             12,302
---------------    ---------------   ----------------    ----------------   -----------------   ----------------   ----------------
      1,227,129             (2,196)          (148,355)            133,228          (1,852,735)           560,731             (9,641)
---------------    ---------------   ----------------    ----------------   -----------------   ----------------   ----------------


     (4,007,476)           (64,329)        (1,263,905)            375,206         (43,344,049)           (79,902)            (3,046)
             --                 --                 --                  --                  --             (1,818)                --
      5,610,134             83,859          8,158,659           4,111,227          45,778,319          2,145,853             63,219

             --                 --                 --                  --                  --               (154)                --
---------------    ---------------   ----------------    ----------------   -----------------   ----------------   ----------------
      1,602,658             19,530          6,894,754           4,486,433           2,434,270          2,063,979             60,173
---------------    ---------------   ----------------    ----------------   -----------------   ----------------   ----------------
$     2,829,787    $        17,334   $      6,746,399    $      4,619,661   $         581,535   $      2,624,710   $         50,532
===============    ===============   ================    ================   =================   ================   ================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

STATEMENT OF OPERATIONS - CONTINUED
--------------------------------------------------------------------------------


                                                                               EQUITY PLUS      SELECT SMALL        BALANCED
                                                                                  FUND            CAP FUND            FUND
                                                                            ---------------   ----------------  ----------------
INVESTMENT INCOME:
     Dividends .........................................................    $       968,880   $        129,926  $        987,964
     Less: foreign taxes withheld ......................................                 --                 --                --
     Interest ..........................................................                 --                 --         2,703,290
                                                                            ---------------   ----------------  ----------------
      Total investment income ..........................................            968,880            129,926         3,691,254
                                                                            ---------------   ----------------  ----------------
EXPENSES:
     Investment advisory fees ..........................................            207,626             65,260         1,009,770
     Distribution expenses .............................................                 --             32,630           360,632
     Transfer agent fees ...............................................             11,001              5,659            21,780
     Administration fees ...............................................             29,524             11,407            82,719
     Registration expenses .............................................              5,900              6,920            10,988
     Custodian fees ....................................................             11,555              6,821            15,349
     Professional fees .................................................              7,379              7,610            18,013
     Reports to shareholder expense ....................................              5,191              5,305            13,175
     Trustees fees .....................................................              1,323                347             4,419
     Other expenses ....................................................             12,041                780             6,661
                                                                            ---------------   ----------------  ----------------
      Total expenses before waivers ....................................            291,540            142,739         1,543,506
                                                                            ---------------   ----------------  ----------------
      Less: Investment advisory fees waived ............................            (26,817)            (8,304)               --
                                                                            ---------------   ----------------  ----------------
      Net expenses .....................................................            264,723            134,435         1,543,506
                                                                            ---------------   ----------------  ----------------
NET INVESTMENT INCOME (LOSS) ...........................................            704,157             (4,509)        2,147,748
                                                                            ---------------   ----------------  ----------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments ...........................          4,945,126             97,862        (6,242,098)
     Net realized loss on foreign currency transactions ................                 --                 --                --
     Net change in unrealized appreciation (depreciation) on investments         (2,028,719)           890,292         7,001,965
     Net change in unrealized appreciation (depreciation) on translation
      of assets and liabilities denominated in foreign currency ........                 --                 --                --
                                                                            ---------------   ----------------  ----------------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............          2,916,407            988,154           759,867
                                                                            ---------------   ----------------  ----------------
     NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .............    $     3,620,564   $        983,645  $      2,907,615
                                                                            ===============   ================  ================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------

--------------------------------------------------------------------------------

     MONTAG                                                INVESTMENT                              INVESTOR
  & CALDWELL         INTERNATIONAL          BOND            GRADE BOND          MUNICIPAL         MONEY MARKET
 BALANCED FUND        EQUITY FUND           FUND               FUND             BOND FUND            FUND
---------------     ---------------   ----------------   ----------------   -----------------   ----------------

$       911,812     $       157,093   $             --   $         13,669   $          13,331   $             --
             --             (21,399)                --                 --                  --                 --
      2,005,876                  --         13,219,735          1,128,225           1,024,636          2,589,609
---------------     ---------------   ----------------   ----------------   -----------------   ----------------
      2,917,688             135,694         13,219,735          1,141,894           1,037,967          2,589,609
---------------     ---------------   ----------------   ----------------   -----------------   ----------------

        776,336              60,241          1,536,556            184,299             153,506            737,507
         99,021              15,060            287,096                 --                  --                 --
         36,931               5,338             56,006                768              11,504             34,763
         56,481               7,661            153,845             17,386              17,078             96,676
         16,282               6,374             26,491              4,970               9,195             15,340
         13,058              17,053             24,207              7,797               4,225             21,452
         15,596              10,152             23,995              9,593               8,898             19,526
          4,672               2,491             21,367              2,633               6,797              9,027
          3,180                 191              8,611                667                 722              5,622
          8,374               2,840             24,785              6,893               1,645              9,436
---------------     ---------------   ----------------   ----------------   -----------------   ----------------
      1,029,931             127,401          2,162,959            235,006             213,570            949,349
---------------     ---------------   ----------------   ----------------   -----------------   ----------------
             --             (42,461)          (506,932)           (66,505)            (85,648)                --
---------------     ---------------   ----------------   ----------------   -----------------   ----------------
      1,029,931              84,940          1,656,027            168,501             127,922            949,349
---------------     ---------------   ----------------   ----------------   -----------------   ----------------
      1,887,757              50,754         11,563,708            973,393             910,045          1,640,260
---------------     ---------------   ----------------   ----------------   -----------------   ----------------


     (1,640,209)         (1,960,643)         3,739,459          1,354,536             514,691                 --
             --            (101,554)                --                 --                  --                 --
      4,623,075           1,852,607          7,495,593         (1,176,227)            302,115                 --

             --             (16,294)                --                 --                  --                 --
---------------     ---------------   ----------------   ----------------   -----------------   ----------------
      2,982,866            (225,884)        11,235,052            178,309             816,806                 --
---------------     ---------------   ----------------   ----------------   -----------------   ----------------
$     4,870,623     $      (175,130)  $     22,798,760   $      1,151,702   $       1,726,851   $      1,640,260
===============     ================  ================   ================   =================   ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                        MONTAG & CALDWELL
                                                                      GROWTH FUND                           GROWTH FUND
                                                          -----------------------------------   -----------------------------------
                                                          SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                                           APRIL 30, 2003      OCTOBER 31,       APRIL 30, 2003      OCTOBER 31,
                                                             (UNAUDITED)           2002            (UNAUDITED)           2002
                                                          ----------------   ----------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD ....................... $    758,790,307   $    507,384,902   $  2,039,159,595   $  1,931,157,414
                                                          ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income (loss) ........................          118,364         (1,042,739)         5,832,708          8,834,670
    Net realized loss on investments sold ...............      (29,766,009)       (21,897,282)       (41,387,584)      (294,555,135)
    Net change in unrealized appreciation (depreciation)
       on investments and assets and liabilities ........       23,490,180        (54,609,785)        91,718,241        (70,820,025)
                                                          ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in net assets from operations       (6,157,465)       (77,549,806)        56,163,365       (356,540,490)
                                                          ----------------   ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N ..........................................               --           (111,237)                --                 --
       Class I ..........................................               --                 --         (6,873,811)        (8,332,241)
    Net realized gain on investments:
       Class N ..........................................               --         (1,180,105)                --                 --
       Class I ..........................................               --           (110,672)                --                 --
                                                          ----------------   ----------------   ----------------   ----------------
       Total distributions ..............................               --         (1,402,014)        (6,873,811)        (8,332,241)
                                                          ----------------   ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class N ..........................................      209,467,340        373,508,048        216,524,361        496,455,057
       Class I ..........................................       97,123,611        149,814,558        566,566,017        826,378,914
       Class C ..........................................          100,000                 --                 --                 --
       Class R ..........................................          100,000                 --            100,000                 --
    Proceeds from reinvestment of distributions:
       Class N ..........................................               --          1,279,061                 --                 --
       Class I ..........................................               --             96,641          6,153,661          7,481,104
    Cost of shares redeemed:
       Class N ..........................................     (120,544,448)      (181,341,603)      (138,334,226)      (530,682,161)
       Class I ..........................................      (18,217,212)       (25,478,231)      (126,027,679)      (326,758,002)
    Issued due to merger:
       Class N ..........................................               --         12,478,751                 --                 --
                                                          ----------------   ----------------   ----------------   ----------------
          Net increase (decrease) from
              capital share transactions ................      168,029,291        330,357,225        524,982,134        472,874,912
                                                          ----------------   ----------------   ----------------   ----------------
          Total increase (decrease) in net assets .......      161,871,826        251,405,405        574,271,688        108,002,181
                                                          ----------------   ----------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .......... $    920,662,133   $    758,790,307   $  2,613,431,283   $  2,039,159,595
                                                          ================   ================   ================   ================
    (A) Undistributed (distributions in excess of)
        net investment income (loss) ..................... $       118,364   $             --   $      1,877,496   $      2,918,599
                                                          ================   ================   ================   ================

------------------------------------------------------------------
 (a) ABN AMRO/Veredus Select Growth Fund commenced investment operations on December 31, 2001.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------

--------------------------------------------------------------------------------

         TAMRO LARGE CAP                                                               VEREDUS SELECT
            VALUE FUND                           VALUE FUND                              GROWTH FUND
-----------------------------------  ------------------------------------    -----------------------------------
SIX MONTHS ENDED      YEAR ENDED     SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED     PERIOD ENDED
 APRIL 30, 2003      OCTOBER 31,      APRIL 30, 2003        OCTOBER 31,        APRIL 30, 2003      OCTOBER 31,
   (UNAUDITED)           2002           (UNAUDITED)            2002             (UNAUDITED)          2002(A)
----------------   ----------------  ----------------   -----------------    ----------------   ----------------
$      9,632,094   $      5,195,421  $    111,817,351   $     116,220,963    $      2,164,440   $             --
----------------   ----------------  ----------------   -----------------    ----------------   ----------------

          62,917             69,324         1,227,129           1,450,567              (2,196)            (7,494)
        (148,365)        (1,504,920)       (4,007,476)        (20,220,349)            (64,329)          (743,187)

         696,340           (204,906)        5,610,134           9,958,745              83,859             15,246
----------------   ----------------  ----------------   -----------------    ----------------   ----------------
         610,892         (1,640,502)        2,829,787          (8,811,037)             17,334           (735,435)
----------------   ----------------  ----------------   -----------------    ----------------   ----------------


         (66,309)           (54,062)       (1,379,290)         (1,031,036)                 --                 --
              --                 --                --                  --                  --                 --

              --                 --                --          (2,121,434)                 --                 --
              --                 --                --                  --                  --                 --
----------------   ----------------  ----------------   -----------------    ----------------   ----------------
         (66,309)           (54,062)       (1,379,290)         (3,152,470)                 --                 --
----------------   ----------------  ----------------   -----------------    ----------------   ----------------


       1,941,830          7,800,513        62,664,013          45,388,936             165,338          3,135,927
              --                 --                --                  --                  --                 --
              --                 --                --                  --                  --                 --
              --                 --                --                  --                  --                 --

          65,430             53,734           485,248           1,376,357                  --                 --
              --                 --                --                  --                  --                 --

      (2,214,155)        (1,723,010)       (6,061,309)        (39,205,398)           (897,267)          (236,052)
              --                 --                --                  --                  --                 --

              --                 --                --                  --                  --                 --
----------------   ----------------  ----------------   -----------------    ----------------   ----------------

        (206,895)         6,131,237        57,087,952           7,559,895            (731,929)         2,899,875
----------------   ----------------  ----------------   -----------------    ----------------   ----------------
         337,688          4,436,673        58,538,449         (4,403,612)            (714,595)         2,164,440
----------------   ----------------  ----------------   -----------------    ----------------   ----------------
$      9,969,782   $      9,632,094  $    170,355,800   $     111,817,351    $      1,449,845   $      2,164,440
================   ================  ================   =================    ================   ================

 $        14,637   $         18,029  $        132,203   $         284,364     $        (2,196)  $             --
================   ================  ================   =================    ================   ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
--------------------------------------------------------------------------------


                                                                                                            TAMRO SMALL
                                                                     MID CAP FUND                            CAP FUND
                                                          -----------------------------------   -----------------------------------
                                                          SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                                           APRIL 30, 2003      OCTOBER 31,       APRIL 30, 2003      OCTOBER 31,
                                                             (UNAUDITED)           2002            (UNAUDITED)           2002
                                                          ----------------   ----------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD ......................  $     85,727,492   $     40,264,663   $     40,407,215   $      2,000,343
                                                          ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income (loss) .......................          (148,355)          (375,805)           133,228            (36,387)
    Net realized gain (loss) on investments sold
       and foreign currency transactions ...............        (1,263,905)          (820,798)           375,206         (1,289,393)
    Net change in unrealized appreciation (depreciation)
       on investments and translation of assets and
       liabilities denominated in foreign currency .....         8,158,659        (10,460,981)         4,111,227         (7,211,180)
                                                          ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in net assets from operations        6,746,399        (11,657,584)         4,619,661         (8,536,960)
                                                          ----------------   ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N .........................................                --                 --                 --             (7,626)
    Net realized gain on investments:
       Class N .........................................                --           (713,163)                --            (34,196)
                                                          ----------------   ----------------   ----------------   ----------------
       Total distributions .............................                --           (713,163)                --            (41,822)
                                                          ----------------   ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class N .........................................        40,954,510        105,169,894          5,706,985         59,727,601
       Class I .........................................                --                 --                 --                 --
    Proceeds from reinvestment of distributions:
       Class N .........................................               155            693,535                 --            102,686
    Cost of shares redeemed:
       Class N .........................................       (47,027,769)       (48,029,853)        (6,419,550)       (50,415,316)
       Class I .........................................                --                 --                 --                 --
    Issued due to merger:
       Class N .........................................                --                 --                 --         37,570,683
                                                          ----------------   ----------------   ----------------   ----------------
          Net increase (decrease) from
              capital share transactions ...............        (6,073,104)        57,833,576           (712,565)        46,985,654
                                                          ----------------   ----------------   ----------------   ----------------
          Total increase (decrease) in net assets ......           673,295         45,462,829          3,907,096         38,406,872
                                                          ----------------   ----------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .........  $     86,400,787   $     85,727,492   $     44,314,311   $     40,407,215
                                                          ================   ================   ================   ================
    (A) Undistributed (distributions in excess of)
       net investment income (loss) ....................  $       (148,355)  $             --   $        162,085   $         28,857
                                                          ================   ================   ================   ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------

--------------------------------------------------------------------------------

         VEREDUS AGGRESSIVE                                                             VEREDUS
            GROWTH FUND                       REAL ESTATE FUND                       SCITECH FUND
-----------------------------------  ------------------------------------   -----------------------------------
SIX MONTHS ENDED      YEAR ENDED     SIX MONTHS ENDED       YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
 APRIL 30, 2003      OCTOBER 31,      APRIL 30, 2003       OCTOBER 31,       APRIL 30, 2003      OCTOBER 31,
   (UNAUDITED)           2002           (UNAUDITED)            2002            (UNAUDITED)           2002
----------------   ----------------  ----------------   -----------------   ----------------   ----------------
$    367,124,913   $    273,768,689  $     19,923,582   $      15,242,451   $      2,205,822   $      2,566,039
----------------   ----------------  ----------------   -----------------   ----------------   ----------------

      (1,852,735)        (4,196,822)          560,731             738,096             (9,641)           (38,027)

     (43,344,049)      (167,019,575)          (81,720)            716,774             (3,046)        (1,038,715)


      45,778,319        (27,212,204)        2,145,699            (792,411)            63,219           (247,175)
----------------   ----------------  ----------------   -----------------   ----------------   ----------------
         581,535       (198,428,601)        2,624,710             662,459             50,532         (1,323,917)
----------------   ----------------  ----------------   -----------------   ----------------   ----------------


              --                 --          (279,362)           (598,965)                --                 --

              --                 --          (898,102)           (360,911)                --                 --
----------------   ----------------  ----------------   -----------------   ----------------   ----------------
              --                 --        (1,177,464)           (959,876)                --                 --
----------------   ----------------  ----------------   -----------------   ----------------   ----------------


     149,778,724        700,769,950         8,893,036           7,957,774            501,376          2,476,728
      11,252,954         80,023,262                --                  --                 --                 --

              --                 --           610,674             402,219                 --                 --

    (166,881,441)      (480,571,503)       (1,493,187)         (3,381,445)        (1,254,913)        (1,513,028)
      (8,574,013)        (8,436,884)               --                  --                 --                 --

              --                 --                --                  --                 --                 --
----------------   ----------------  ----------------   -----------------   ----------------   ----------------

     (14,423,776)       291,784,825         8,010,523           4,978,548           (753,537)           963,700
----------------   ----------------  ----------------   -----------------   ----------------   ----------------
     (13,842,241)        93,356,224         9,457,769           4,681,131           (703,005)          (360,217)
----------------   ----------------  ----------------   -----------------   ----------------   ----------------
$    353,282,672   $    367,124,913  $     29,381,351   $      19,923,582   $      1,502,817   $      2,205,822
================   ================  ================   =================   ================   ================

$     (1,853,991)  $         (1,256) $        363,206   $          81,837   $         (9,641)  $             --
================   ================  ================   =================   ================   ================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
--------------------------------------------------------------------------------


                                                                                             EQUITY PLUS FUND
                                                                          ---------------------------------------------------------
                                                                          SIX MONTHS ENDED   SIX MONTHS ENDED      YEAR ENDED
                                                                           APRIL 30, 2003      OCTOBER 31,          APRIL 30,
                                                                             (UNAUDITED)           2002               2002
                                                                          ----------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD ......................................  $    121,146,936   $    183,415,817   $    277,672,723
                                                                          ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income (loss) .......................................           704,157            899,179          1,807,520
    Net realized gain (loss) on investments sold .......................         4,945,126          8,663,513         12,185,456
    Net change in unrealized appreciation (depreciation)
       on investments and assets and liabilities .......................        (2,028,719)       (33,569,941)       (54,760,242)
                                                                          ----------------   ----------------   ----------------
       Net increase (decrease) in net assets from operations ...........         3,620,564        (24,007,249)       (40,767,266)
                                                                          ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N .........................................................                --                 --                 --
       Class I .........................................................          (805,888)          (742,470)        (1,876,083)
    Net realized gain on investments:
       Class N .........................................................                --                 --                 --
       Class I .........................................................        (6,389,708)       (10,423,095)        (3,522,508)
    Return of Capital:
       Class N .........................................................                --                 --                 --
                                                                          ----------------   ----------------   ----------------
       Total distributions .............................................        (7,195,596)       (11,165,565)        (5,398,591)
                                                                          ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class N .........................................................                --                 --                 --
       Class I .........................................................         4,353,420          6,527,384         13,470,362
    Proceeds from reinvestment of distributions:
       Class N .........................................................                --                 --                 --
       Class I .........................................................           550,455            726,324          1,325,021
    Cost of shares redeemed:
       Class N .........................................................                --                 --                 --
       Class I .........................................................       (24,644,810)       (34,349,775)       (62,886,432)
                                                                          ----------------   ----------------   ----------------
          Net increase (decrease) from capital share transactions ......       (19,740,935)       (27,096,067)       (48,091,049)
                                                                          ----------------   ----------------   ----------------
          Total increase (decrease) in net assets ......................       (23,315,967)       (62,268,881)       (94,256,906)
                                                                          ----------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .........................  $     97,830,969   $    121,146,936   $    183,415,817
                                                                          ================   ================   ================
    (A) Undistributed (distributions in excess of) net investment income
           loss) .......................................................  $         77,187   $        178,918   $         22,209
                                                                          ================   ================   ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                                         MONTAG & CALDWELL
                 SELECT SMALL CAP FUND                               BALANCED FUND                         BALANCED FUND
------------------------------------------------------    ------------------------------------  -----------------------------------
SIX MONTHS ENDED   SIX MONTHS ENDED      YEAR ENDED       SIX MONTHS ENDED       YEAR ENDED     SIX MONTHS ENDED      YEAR ENDED
 APRIL 30, 2003      OCTOBER 31,          APRIL 30,        APRIL 30, 2003        OCTOBER 31,      APRIL 30, 2003      OCTOBER 31,
   (UNAUDITED)           2002               2002             (UNAUDITED)            2002           (UNAUDITED)           2002
----------------   ----------------   ----------------    ----------------    ----------------  -----------------  ----------------
$     28,079,002   $     41,124,244   $     40,633,589    $    300,829,600    $    342,519,704  $     215,505,266  $    306,378,680
----------------   ----------------   ----------------    ----------------    ----------------  -----------------  ----------------

          (4,509)           (35,122)         (140,218)           2,147,748           5,905,510          1,887,757         5,053,057
          97,862           (889,952)           73,835           (6,242,098)         (8,469,792)        (1,640,209)      (19,472,908)

         890,292         (7,728,844)        5,914,773            7,001,965         (11,557,510)         4,623,075        (6,514,506)
----------------   ----------------   ----------------    ----------------    ----------------  -----------------  ----------------
         983,645         (8,653,918)        5,848,390            2,907,615         (14,121,792)         4,870,623       (20,934,357)
----------------   ----------------   ----------------    ----------------    ----------------  -----------------  ----------------


              --                 --                 --          (2,488,239)         (6,116,301)          (746,487)       (2,016,248)
              --                 --                 --                  --                  --         (1,372,804)       (3,487,858)

              --                 --         (1,640,622)                 --            (586,096)                --                --
              --                 --                 --                  --                  --                 --                --

              --           (817,836)                --                  --                  --                 --                --
----------------   ----------------   ----------------    ----------------    ----------------  -----------------  ----------------
              --           (817,836)        (1,640,622)         (2,488,239)         (6,702,397)        (2,119,291)       (5,504,106)
----------------   ----------------   ----------------    ----------------    ----------------  -----------------  ----------------


         856,355          2,685,682          3,399,742          33,254,170          89,140,287         51,945,195        93,739,340
              --                 --                 --                  --                  --         11,281,565        34,632,958

              --              6,596             56,713           2,466,733           6,627,243            734,431         1,979,338
              --                 --                 --                  --                  --          1,372,880         3,386,289

      (3,359,249)        (6,265,766)        (7,173,568)        (45,423,716)       (116,633,445)       (32,863,491)     (129,960,114)
              --                 --                 --                  --                  --        (15,938,818)      (68,212,762)
----------------   ----------------   ----------------    ----------------    ----------------  -----------------  ----------------
      (2,502,894)        (3,573,488)        (3,717,113)         (9,702,813)        (20,865,915)        16,531,762       (64,434,951)
----------------   ----------------   ----------------    ----------------    ----------------  -----------------  ----------------
      (1,519,249)       (13,045,242)           490,655          (9,283,437)        (41,690,104)        19,283,094       (90,873,414)
----------------   ----------------   ----------------    ----------------    ----------------  -----------------  ----------------
$     26,559,753   $     28,079,002   $     41,124,244    $    291,546,163    $    300,829,600  $     234,788,360  $    215,505,266
================   ================   ================    ================    ================  =================  ================

$         (2,293)  $          2,216   $             --    $        189,855    $        530,346  $          19,671  $        251,205
================   ================   ================    ================    ================  =================  ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
--------------------------------------------------------------------------------

                                                                     INTERNATIONAL
                                                                      EQUITY FUND                            BOND FUND
                                                          -----------------------------------   -----------------------------------
                                                          SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                                           APRIL 30, 2003      OCTOBER 31,       APRIL 30, 2003      OCTOBER 31,
                                                             (UNAUDITED)           2002            (UNAUDITED)           2002
                                                          ----------------   ----------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD ......................  $     15,580,836   $     78,252,420   $    492,600,585   $    449,040,943
                                                          ----------------   ----------------   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income (loss) .......................            50,754               (524)        11,563,708         23,422,980
    Net realized gain (loss) on investments sold
       and foreign currency transactions ...............        (2,062,197)       (17,930,191)         3,739,459         (2,532,353)
    Net change in unrealized appreciation (depreciation)
       on investments and translation of assets and
       liabilities denominated in foreign currency .....         1,836,313         12,978,513          7,495,593         (7,866,589)
                                                          ----------------   ----------------   ----------------   ----------------
       Net increase (decrease) in net assets
          from operations ..............................          (175,130)        (4,952,202)        22,798,760         13,024,038
                                                          ----------------   ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class N .........................................                --                 --         (5,123,298)       (14,664,272)
       Class I .........................................                --                 --         (7,955,410)       (10,786,931)
    Net realized gain on investments:
       Class I .........................................                --                 --                 --                 --
                                                          ----------------   ----------------   ----------------   ----------------
       Total distributions .............................                --                 --        (13,078,708)       (25,451,203)
                                                          ----------------   ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class N .........................................         2,949,240         14,943,993         44,933,548        127,296,553
       Class I .........................................                --                 --        140,375,443        210,044,534
    Proceeds from reinvestment of distributions:
       Class N .........................................                --                 --          3,918,257          9,054,653
       Class I .........................................                --                 --          1,986,412          4,131,400
    Cost of shares redeemed:
       Class N .........................................        (7,766,975)       (86,337,227)       (46,042,782)      (266,128,769)
       Class I .........................................                --                 --        (42,798,234)       (28,411,564)
    Issued due to merger:
       Class N .........................................                --         13,673,852                 --                 --
       Class I .........................................                --                 --                 --                 --
                                                          ----------------   ----------------   ----------------   ----------------
          Net increase (decrease) from
              capital share transactions ...............        (4,817,735)       (57,719,382)       102,372,644         55,986,807
                                                          ----------------   ----------------   ----------------   ----------------
          Total increase (decrease) in net assets ......        (4,992,865)       (62,671,584)       112,092,696         43,559,642
                                                          ----------------   ----------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .........  $     10,587,971   $     15,580,836   $    604,693,281   $    492,600,585
                                                          ================   ================   ================   ================
    (A) Undistributed (distributions in excess of)
       net investment income (loss) ....................  $         35,695   $        (15,059)  $     (2,112,002)  $       (597,002)
                                                          ================   ================   ================   ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    INVESTMENT GRADE                                   MUNICIPAL                           INVESTOR MONEY
                       BOND FUND                                       BOND FUND                            MARKET FUND
------------------------------------------------------    -----------------------------------  ------------------------------------
SIX MONTHS ENDED   SIX MONTHS ENDED      YEAR ENDED       SIX MONTHS ENDED      YEAR ENDED     SIX MONTHS ENDED       YEAR ENDED
 APRIL 30, 2003      OCTOBER 31,          APRIL 30,        APRIL 30, 2003      OCTOBER 31,      APRIL 30, 2003        OCTOBER 31,
   (UNAUDITED)           2002               2002             (UNAUDITED)           2002           (UNAUDITED)            2002
----------------   ----------------   ----------------    ----------------   ----------------  -----------------   ----------------
$     54,748,307   $     83,147,516   $     90,770,930    $     54,264,411   $     48,221,972  $     340,537,439   $    484,148,165
----------------   ----------------   ----------------    ----------------   ----------------  -----------------   ----------------

         973,393          1,439,137          4,588,084             910,045          1,986,586          1,640,260          4,905,603

       1,354,536          4,365,722            313,124             514,691            824,622                 --                 --


      (1,176,227)        (1,833,720)           616,070             302,115             21,616                 --                 --
----------------   ----------------   ----------------    ----------------   ----------------  -----------------   ----------------

       1,151,702          3,971,139          5,517,278           1,726,851          2,832,824          1,640,260          4,905,603
----------------   ----------------   ----------------    ----------------   ----------------  -----------------   ----------------


              --                 --                 --            (910,045)        (1,986,586)        (1,640,351)        (4,905,512)
      (1,203,921)        (1,661,584)        (4,701,594)                 --                 --                 --                 --

      (1,543,571)                --                 --                  --                 --                 --                 --
----------------   ----------------   ----------------    ----------------   ----------------  -----------------   ----------------
      (2,747,492)        (1,661,584)        (4,701,594)           (910,045)        (1,986,586)        (1,640,351)        (4,905,512)
----------------   ----------------   ----------------    ----------------   ----------------  -----------------   ----------------


              --                 --                 --          12,422,898         27,191,896        594,227,237      1,251,231,234
      10,671,482          5,794,730          5,306,942                  --                 --                 --                 --

              --                 --                 --             234,723            339,121            217,006            628,304
         177,737             16,199          1,479,861                  --                 --                 --                 --

              --                 --                 --         (21,813,701)       (22,334,816)      (529,620,237)    (1,395,470,355)
     (10,098,005)       (66,892,770)       (15,225,901)                 --                 --                 --                 --

              --                 --                 --                  --                 --                 --                 --
              --         30,373,077                 --                  --                 --                 --                 --
----------------   ----------------   ----------------    ----------------   ----------------  -----------------   ----------------

         751,214        (30,708,764)        (8,439,098)         (9,156,080)         5,196,201         64,824,006       (143,610,817)
----------------   ----------------   ----------------    ----------------   ----------------  -----------------   ----------------
        (844,576)       (28,399,209)        (7,623,414)         (8,339,274)         6,042,439         64,823,915       (143,610,726)
----------------   ----------------   ----------------    ----------------   ----------------  -----------------   ----------------
$     53,903,731   $     54,748,307   $     83,147,516    $     45,925,137   $     54,264,411  $     405,361,354   $    340,537,439
================   ================   ================    ================   ================  =================   ================

$       (290,613)  $        (60,085)  $             --    $             --   $             --  $              --   $             91
================   ================   ================    ================   ================  =================   ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
GROWTH FUND - CLASS N                                             APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED          YEAR           YEAR           YEAR           YEAR           YEAR
                                               4/30/03         ENDED          ENDED          ENDED          ENDED          ENDED
                                             (UNAUDITED)     10/31/02       10/31/01        10/31/00      10/31/99       10/31/98
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period .....  $      18.55   $      20.38   $      30.86   $      27.71   $      23.06   $     19.73
                                            ------------   ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss .................         --(a)          (0.04)         (0.04)         (0.06)         (0.06)        (0.02)
     Net realized and unrealized
       gain (loss) on investments ........         (0.14)         (1.74)         (7.36)          5.21           6.14          4.73
                                            ------------   ------------   ------------   ------------   ------------   ------------
       Total from investment operations ..         (0.14)         (1.78)         (7.40)          5.15           6.08          4.71
                                            ------------   ------------   ------------   ------------   ------------   ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ..........            --          --(a)             --             --             --         (0.01)
     Distributions from net realized
       gain on investments ...............            --          (0.05)         (3.08)         (2.00)         (1.43)        (1.37)
                                            ------------   ------------   ------------   ------------   ------------   ------------
       Total distributions ...............            --          (0.05)         (3.08)         (2.00)         (1.43)        (1.38)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net asset value         (0.14)         (1.83)        (10.48)          3.15           4.65          3.33
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period ...........  $      18.41   $      18.55   $      20.38   $      30.86   $      27.71   $     23.06
                                            ============   ============   ============   ============   ============   ============
TOTAL RETURN .............................         (0.76)%(b)     (8.76)%       (25.95)%        19.62%         27.71%        25.43%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..  $    692,836   $    609,049   $    464,023   $    542,436   $    490,189   $   367,666
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser ...............          1.11%          1.10%          1.09%          1.07%          1.06%         1.08%
     After reimbursement of
       expenses by Adviser ...............          1.11%          1.10%          1.09%          1.07%          1.06%         1.08%
   Ratios of net investment loss
     to average net assets:
     Before reimbursement of
       expenses by Adviser ...............         (0.04)%        (0.20)%        (0.18)%        (0.18)%        (0.25)%       (0.11)%
     After reimbursement of
       expenses by Adviser ...............         (0.04)%        (0.20)%        (0.18)%        (0.18)%        (0.25)%       (0.11)%
   Portfolio Turnover ....................          3.15%(b)       7.52%         17.22%         25.73%         28.93%        34.21%

---------------------------------------------------------------------------
 (a) Represents less than $0.005 per share.
 (b) Not Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
GROWTH FUND - CLASS I                                             APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      SIX MONTHS
                                                                         ENDED            YEAR           YEAR          PERIOD
                                                                        4/30/03           ENDED          ENDED          ENDED
                                                                      (UNAUDITED)       10/31/02       10/31/01      10/31/00(A)
                                                                     ------------     ------------   ------------   ------------
Net Asset Value, Beginning of Period .............................   $      18.67     $      20.45   $      30.89   $      28.60
                                                                     ------------     ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) ................................           0.02            (0.03)          0.02             --
     Net realized and unrealized gain (loss) on investments ......          (0.14)           (1.70)         (7.38)          2.29
                                                                     ------------     ------------   ------------   ------------
       Total from investment operations ..........................          (0.12)           (1.73)         (7.36)          2.29
                                                                     ------------     ------------   ------------   ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income ...             --               --             --             --
     Distributions from net realized gain on investments .........             --            (0.05)         (3.08)            --
                                                                     ------------     ------------   ------------   ------------
       Total distributions .......................................             --            (0.05)         (3.08)            --
                                                                     ------------     ------------   ------------   ------------
Net increase (decrease) in net asset value .......................          (0.12)           (1.78)        (10.44)          2.29
                                                                     ------------     ------------   ------------   ------------
Net Asset Value, End of Period ...................................   $      18.55     $      18.67   $      20.45   $      30.89
                                                                     ============     ============   ============   ============
TOTAL RETURN .....................................................          (0.64)%(b)       (8.51)%       (25.78)%         8.01%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..........................   $    227,622     $    149,741   $     43,362   $     50,577
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser .................           0.84%            0.83%          0.84%          0.83%
     After reimbursement of expenses by Adviser ..................           0.84%            0.83%          0.84%          0.83%
   Ratios of net investment income to average net assets:
     Before reimbursement of expenses by Adviser .................           0.23%            0.07%          0.07%          0.06%
     After reimbursement of expenses by Adviser ..................           0.23%            0.07%          0.07%          0.06%
   Portfolio Turnover ............................................           3.15%(b)         7.52%         17.22%         25.73%(b)

------------------------------------------------
(a) ABNAMRO Growth Fund - Class I commenced investment operations on July 31, 2000.
(b) Not Annualized.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
GROWTH FUND - CLASS C AND CLASS R                                 APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 CLASS C         CLASS R
                                                                              ------------    ------------
                                                                                 PERIOD          PERIOD
                                                                                  ENDED           ENDED
                                                                               4/30/03(A)      4/30/03(B)
                                                                               (UNAUDITED)     (UNAUDITED)
                                                                              ------------    ------------
Net Asset Value, Beginning of Period. ....................................    $      18.07    $      18.07
                                                                              ------------    ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss .................................................           (0.05)          (0.02)
     Net realized and unrealized gain on investments .....................            0.33            0.34
                                                                              ------------    ------------
       Total from investment operations ..................................            0.28            0.32
                                                                              ------------    ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income ...........              --              --
     Distributions from net realized gain on investments .................              --              --
                                                                              ------------    ------------
       Total distributions ...............................................              --              --
                                                                              ------------    ------------
Net increase in net asset value ..........................................            0.28            0.32
                                                                              ------------    ------------
Net Asset Value, End of Period ...........................................    $      18.35    $      18.39
                                                                              ============    ============
TOTAL RETURN .............................................................            1.55%(c)        1.77%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..................................    $        102    $        102
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser .........................            1.93%           1.38%
     After reimbursement of expenses by Adviser ..........................            1.93%           1.38%
   Ratios of net investment loss to average net assets:
     Before reimbursement of expenses by Adviser .........................           (0.86)%         (0.31)%
     After reimbursement of expenses by Adviser ..........................           (0.86)%         (0.31)%
   Portfolio Turnover ....................................................            3.15%(c)        3.15%(c)

-----------------------------------------
 (a) ABNAMRO  Growth Fund - Class C commenced  operations  on December 31, 2002.
 (b) ABNAMRO  Growth Fund - Class R commenced  operations  on December 31, 2002.
 (c) Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
MONTAG &CALDWELL GROWTH FUND - CLASS N                            APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED          YEAR           YEAR           YEAR           YEAR          YEAR
                                               4/30/03         ENDED          ENDED          ENDED          ENDED         ENDED
                                             (UNAUDITED)     10/31/02       10/31/01        10/31/00      10/31/99      10/31/98
                                            ------------   ------------   ------------   ------------   ------------  ------------
Net Asset Value, Beginning of Period. ..... $      19.03   $      22.43   $      31.30   $      33.15   $      26.49  $      22.68
                                            ------------   ------------   ------------   ------------   ------------  ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) .........         0.03           0.05           0.02          (0.05)         (0.04)        (0.05)
     Net realized and unrealized
       gain (loss) on investments .........         0.29          (3.45)         (4.81)         (0.15)          7.64          4.07
                                            ------------   ------------   ------------   ------------   ------------  ------------
       Total from investment operations ...         0.32          (3.40)         (4.79)         (0.20)          7.60          4.02
                                            ------------   ------------   ------------   ------------   ------------  ------------
   LESS DISTRIBUTIONS:
     Distributions from net realized
       gain on investments ................           --             --          (4.08)         (1.65)         (0.94)        (0.21)
                                            ------------   ------------   ------------   ------------   ------------  ------------
       Total distributions ................           --             --          (4.08)         (1.65)         (0.94)        (0.21)
                                            ------------   ------------   ------------   ------------   ------------  ------------
Net increase (decrease) in net asset value          0.32          (3.40)         (8.87)         (1.85)          6.66          3.81
                                            ------------   ------------   ------------   ------------   ------------  ------------
Net Asset Value, End of Period ............ $      19.35   $      19.03   $      22.43   $      31.30   $      33.15  $      26.49
                                            ============   ============   ============   ============   ============  ============
TOTAL RETURN ..............................         1.68%(a)     (15.16)%       (17.37)%        (0.96)%        29.34%        17.90%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $    807,818   $    714,043   $    872,657   $  1,349,760   $  1,612,796  $  1,004,356
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser .........................         1.07%          1.06%          1.06%          1.03%          1.05%         1.12%
     After reimbursement of expenses
       by Adviser .........................         1.07%          1.06%          1.06%          1.03%          1.05%         1.12%
   Ratios of net investment income (loss)
     to average net assets:
     Before reimbursement of expenses
       by Adviser .........................         0.33%          0.23%          0.10%         (0.14)%        (0.16)%       (0.22)%
     After reimbursement of expenses
       by Adviser .........................         0.33%          0.23%          0.10%         (0.14)%        (0.16)%       (0.22)%
   Portfolio Turnover .....................         9.58%(a)      38.23%         59.64%         66.71%         31.59%        29.81%

-------------------------------------
 (a)  Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
MONTAG & CALDWELL GROWTH FUND - CLASS I                           APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED          YEAR           YEAR           YEAR           YEAR          YEAR
                                               4/30/03         ENDED          ENDED          ENDED          ENDED         ENDED
                                             (UNAUDITED)     10/31/02       10/31/01        10/31/00      10/31/99      10/31/98
                                            ------------   ------------   ------------   ------------   ------------  ------------
Net Asset Value, Beginning of Period. ....  $      19.22   $      22.74   $      31.70   $      33.46   $      26.65  $      22.75
                                            ------------   ------------   ------------   ------------   ------------  ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ...............          0.06           0.11           0.09           0.05           0.04          0.01
     Net realized and unrealized
       gain (loss) on investments ........          0.29          (3.48)         (4.90)         (0.16)          7.71          4.10
                                            ------------   ------------   ------------   ------------   ------------  ------------
       Total from investment operations ..          0.35          (3.37)         (4.81)         (0.11)          7.75          4.11
                                            ------------   ------------   ------------   ------------   ------------  ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ..........         (0.09)         (0.15)         (0.07)            --             --            --
     Distributions from net realized
       gain on investments ...............         --                --          (4.08)         (1.65)         (0.94)        (0.21)
                                            ------------   ------------   ------------   ------------   ------------  ------------
       Total distributions ...............         (0.09)         (0.15)         (4.15)         (1.65)         (0.94)        (0.21)
                                            ------------   ------------   ------------   ------------   ------------  ------------
Net increase (decrease) in net asset value          0.26          (3.52)         (8.96)         (1.76)          6.81          3.90
                                            ------------   ------------   ------------   ------------   ------------  ------------
Net Asset Value, End of Period ...........  $      19.48   $      19.22   $      22.74   $      31.70   $      33.46  $      26.65
                                            ============   ============   ============   ============   ============  ============
TOTAL RETURN .............................          1.84%(a)     (14.91)%       (17.16)%       (0.70)%         29.78%        18.24%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..  $  1,805,509   $  1,325,116   $  1,058,500   $  1,334,651   $  1,369,673  $    738,423
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser ........................          0.78%          0.77%          0.77%          0.74%          0.76%         0.85%
     After reimbursement of expenses
       by Adviser ........................          0.78%          0.77%          0.77%          0.74%          0.76%         0.85%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser ........................          0.62%          0.52%          0.39%          0.15%          0.14%         0.05%
     After reimbursement of expenses
       by Adviser ........................          0.62%          0.52%          0.39%          0.15%          0.14%         0.05%
   Portfolio Turnover ....................          9.58%(a)      38.23%         59.64%         66.71%         31.59%        29.81%

----------------------------------------------------
 (a)  Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
MONTAG &CALDWELL GROWTH FUND - CLASS R                            APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 PERIOD
                                                                                  ENDED
                                                                               4/30/03(A)
                                                                               (UNAUDITED)
                                                                              ------------
Net Asset Value, Beginning of Period. ....................................    $      18.59
                                                                              ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment gain .................................................            0.05
     Net realized and unrealized gain on investments .....................            0.69
                                                                              ------------
       Total from investment operations ..................................            0.74
                                                                              ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income ...........              --
     Distributions from net realized gain on investments .................              --
                                                                              ------------
       Total distributions ...............................................              --
                                                                              ------------
Net increase in net asset value ..........................................            0.74
                                                                              ------------
Net Asset Value, End of Period ...........................................    $      19.33
                                                                              ============
TOTAL RETURN .............................................................            3.98%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..................................    $        104
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser .........................            1.33%
     After reimbursement of expenses by Adviser ..........................            1.33%
   Ratios of net investment income to average net assets:
     Before reimbursement of expenses by Adviser .........................            0.77%
     After reimbursement of expenses by Adviser ..........................            0.77%
   Portfolio Turnover ....................................................            9.58%(b)

--------------------------------
 (a) ABN AMRO/Montag & Caldwell Growth Fund - Class R commenced operations on December 31, 2002.
 (b)  Not Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
TAMRO LARGE CAP VALUE FUND - CLASS N                              APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      SIX MONTHS
                                                                         ENDED            YEAR          YEAR
                                                                        4/30/03           ENDED         ENDED
                                                                      (UNAUDITED)       10/31/02      10/31/01(A)
                                                                     ------------     ------------   ------------
Net Asset Value, Beginning of Period. .............................  $       8.47     $       9.68   $      10.00
                                                                     ------------     ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ........................................          0.07             0.06           0.02
     Net realized and unrealized gain (loss) on investments .......          0.43            (1.22)         (0.33)
                                                                     ------------     ------------   ------------
       Total from investment operations ...........................          0.50            (1.16)         (0.31)
                                                                     ------------     ------------   ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income ....         (0.07)           (0.05)         (0.01)
                                                                     ------------     ------------   ------------
       Total distributions ........................................         (0.07)           (0.05)         (0.01)
                                                                     ------------     ------------   ------------
Net increase (decrease) in net asset value ........................          0.43            (1.21)         (0.32)
                                                                     ------------     ------------   ------------
Net Asset Value, End of Period ....................................  $       8.90     $       8.47   $       9.68
                                                                     ============     ============   ============
TOTAL RETURN ......................................................          5.90%(b)       (12.01)%        (3.11)%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ...........................  $      9,970     $      9,632   $      5,195
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser ..................          1.93%            1.79%          3.37%
     After reimbursement of expenses by Adviser ...................          1.20%            1.20%          1.20%
   Ratios of net investment income (loss) to average net assets:
     Before reimbursement of expenses by Adviser ..................          0.66%            0.15%         (1.96)%
     After reimbursement of expenses by Adviser ...................          1.39%            0.74%          0.21%
   Portfolio Turnover .............................................         55.20%(b)        83.14%        102.34%(b)

-----------------------------------------------------
 (a) ABNAMRO/TAMRO Large Cap Value Fund commenced investment operations on November 30, 2000.
 (b)  Not Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
VALUE FUND - CLASS N                                              APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                               ENDED       YEAR      TEN MONTHS       YEAR        YEAR         YEAR        YEAR
                                              4/30/03      ENDED        ENDED         ENDED       ENDED        ENDED       ENDED
                                            (UNAUDITED)  10/31/02     10/31/01      12/31/00     12/31/99     12/31/98    12/31/97
                                            ----------   ---------   ----------     ---------   ----------   ---------   ----------
Net Asset Value, Beginning of Period ...... $     8.45   $    9.39   $    11.68     $   12.75   $    12.33   $   16.51   $    13.24
                                            ----------   ---------   ----------     ---------   ----------   ---------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ................       0.08        0.11         0.07          0.10         0.14        0.19         0.24
     Net realized and unrealized gain (loss)
       on investments .....................       0.07       (0.79)       (2.25)        (0.24)        1.23        0.86         3.75
                                            ----------   ---------   ----------     ---------   ----------   ---------   ----------
       Total from investment operations ...       0.15       (0.68)       (2.18)        (0.14)        1.37        1.05         3.99
                                            ----------   ---------   ----------     ---------   ----------   ---------   ----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ...........      (0.09)      (0.08)       (0.06)        (0.10)       (0.14)      (0.19)       (0.24)
     Distributions from net realized
       gain on investments ................         --       (0.18)       (0.05)        (0.83)       (0.81)      (5.04)       (0.48)
                                            ----------   ---------   ----------     ---------   ----------   ---------   ----------
       Total distributions ................      (0.09)      (0.26)       (0.11)        (0.93)       (0.95)      (5.23)       (0.72)
                                            ----------   ---------   ----------     ---------   ----------   ---------   ----------
Net increase (decrease) in net asset value        0.06       (0.94)       (2.29)        (1.07)        0.42       (4.18)        3.27
                                            ----------   ---------   ----------     ---------   ----------   ---------   ----------
Net Asset Value, End of Period ............ $     8.51   $    8.45   $     9.39     $   11.68   $    12.75   $   12.33   $    16.51
                                            ==========   =========   ==========     =========   ==========   =========   ==========
TOTAL RETURN ..............................       1.76%(a)   (7.58)%     (18.86)%(a)    (0.68)%      11.14%       5.47%       30.49%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $  170,356   $ 111,817   $  116,221     $ 131,303   $  153,551   $ 170,945   $  220,618
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser ................       1.20%       1.20%        1.08%         1.06%        1.03%       1.05%        1.01%
     After reimbursement of
       expenses by Adviser ................       0.94%       0.96%(b)     1.07%         1.06%        1.03%       1.05%        1.01%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser ................       1.48%       1.00%        0.68%         0.85%        1.07%       1.23%        1.57%
     After reimbursement of
       expenses by Adviser ................       1.74%       1.24%        0.69%         0.85%        1.07%       1.23%        1.57%
   Portfolio Turnover .....................      24.64%(a)  144.90%       58.41%(a)     76.00%       94.00%      55.00%       79.00%

----------------------------------------------
 (a)  Not Annualized.
 (b) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.08% to 0.94% on January 1, 2002.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
VEREDUS SELECT GROWTH FUND - CLASS N                              APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                              SIX MONTHS
                                                                                                 ENDED         PERIOD
                                                                                                4/30/03         ENDED
                                                                                              (UNAUDITED)    10/31/02(A)
                                                                                             ------------   ------------
Net Asset Value, Beginning of Period. .....................................................  $       7.30   $      10.00
                                                                                             ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss ..................................................................         (0.01)         (0.03)
     Net realized and unrealized gain (loss) on investments ...............................          0.26          (2.67)
                                                                                             ------------   ------------
      Total from investment operations ....................................................          0.25          (2.70)
                                                                                             ------------   ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income ............................            --             --
     Distributions from net realized gain on investments ..................................            --             --
                                                                                             ------------   ------------
       Total distributions ................................................................            --             --
                                                                                             ------------   ------------
Net increase (decrease) in net asset value ................................................          0.25          (2.70)
                                                                                             ------------   ------------
Net Asset Value, End of Period ............................................................  $       7.55   $       7.30
                                                                                             ============   ============
TOTAL RETURN ..............................................................................          3.57%(b)     (27.10)%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ...................................................  $      1,450   $      2,164
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser ..........................................          4.47%          3.45%
     After reimbursement of expenses by Adviser ...........................................          1.30%          1.30%
   Ratios of net investment loss to average net assets:
     Before reimbursement of expenses by Adviser ..........................................         (3.41)%        (2.53)%
     After reimbursement of expenses by Adviser ...........................................         (0.24)%        (0.38)%
   Portfolio Turnover .....................................................................        263.48%(b)   1,314.29%(b)

------------------------------------
 (a) ABN AMRO/Veredus Select Growth Fund commenced investment operations on December 31, 2001.
 (b) Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
MID CAP FUND - CLASS N                                            APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED          YEAR           YEAR           YEAR           YEAR          YEAR
                                               4/30/03         ENDED          ENDED          ENDED          ENDED         ENDED
                                             (UNAUDITED)     10/31/02       10/31/01        10/31/00      10/31/99      10/31/98
                                            ------------   ------------   ------------   ------------   ------------  ------------
Net Asset Value, Beginning of Period. ....  $      14.24   $      15.67   $      18.50   $      13.45   $      13.16  $      17.60
                                            ------------   ------------   ------------   ------------   ------------  ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) ........         (0.03)         (0.06)         (0.07)         (0.05)         (0.05)         0.07
     Net realized and unrealized
       gain (loss) on investments ........          1.43          (1.12)          0.55           5.25           0.34         (1.59)
                                            ------------   ------------   ------------   ------------   ------------  ------------
       Total from investment operations ..          1.40          (1.18)          0.48           5.20           0.29         (1.52)
                                            ------------   ------------   ------------   ------------   ------------  ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ..........            --             --             --             --             --(a)      (0.09)
     Distributions from net realized
       gain on investments ...............            --          (0.25)         (3.31)         (0.15)            --         (2.83)
                                            ------------   ------------   ------------   ------------   ------------  ------------
       Total distributions ...............            --          (0.25)         (3.31)         (0.15)            --         (2.92)
                                            ------------   ------------   ------------   ------------   ------------  ------------
Net increase (decrease) in net asset value          1.40          (1.43)         (2.83)          5.05           0.29         (4.44)
                                            ------------   ------------   ------------   ------------   ------------  ------------
Net Asset Value, End of Period ...........  $      15.64   $      14.24   $      15.67   $      18.50   $      13.45  $      13.16
                                            ============   ============   ============   ============   ============  ============
TOTAL RETURN .............................          9.83%(b)      (7.88)%         3.42%         39.07%          2.32%       (10.54)%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..  $     86,401   $     85,727   $     40,265   $     26,389   $     17,586  $     22,728
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser ........................          1.37%          1.38%          1.42%          1.48%          1.50%         1.46%
     After reimbursement of expenses
       by Adviser ........................          1.33%(c)       1.30%          1.30%          1.30%          1.30%         1.30%
   Ratios of net investment income (loss)
     to average net assets:
     Before reimbursement of expenses
       by Adviser ........................         (0.36)%        (0.61)%        (0.61)%        (0.51)%        (0.50)%        0.30%
     After reimbursement of expenses
       by Adviser ........................         (0.32)%        (0.53)%        (0.49)%        (0.33)%        (0.30)%        0.46%
   Portfolio Turnover ....................         42.35%(b)      45.17%         77.15%        108.61%        101.44%        78.33%

-------------------------------
 (a) Represents less than $0.005 per share.
 (b) Not Annualized.
 (c) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.30% to 1.40% on March 1, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
TAMRO SMALL CAP FUND - CLASS N                                    APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      SIX MONTHS
                                                                         ENDED            YEAR            YEAR
                                                                        4/30/03           ENDED           ENDED
                                                                      (UNAUDITED)       10/31/02        10/31/01(A)
                                                                     ------------     ------------     ------------
Net Asset Value, Beginning of Period. .............................  $      10.49     $      10.75     $      10.00
                                                                     ------------     ------------     ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) .................................          0.04            (0.02)(b)         0.06
     Net realized and unrealized gain (loss) on investments .......          1.17            (0.14)(b)         0.72
                                                                     ------------     ------------     ------------
       Total from investment operations ...........................          1.21            (0.16)            0.78
                                                                     ------------     ------------     ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income ....            --            (0.02)           (0.03)
     Distributions from net realized gain on investments ..........            --            (0.08)              --
                                                                     ------------     ------------     ------------
       Total distributions ........................................            --            (0.10)           (0.03)
                                                                     ------------     ------------     ------------
Net increase (decrease) in net asset value ........................          1.21            (0.26)            0.75
                                                                     ------------     ------------     ------------
Net Asset Value, End of Period ....................................  $      11.70     $      10.49     $      10.75
                                                                     ============     ============     ============
TOTAL RETURN ......................................................         11.54%(c)        (1.59)%           7.74%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ...........................  $     44,314     $     40,407     $      2,000
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser ..................          1.47%            1.52%            5.46%
     After reimbursement of expenses by Adviser ...................          1.30%            1.30%            1.30%
   Ratios of net investment income (loss) to average net assets:
     Before reimbursement of expenses by Adviser ..................          0.49%           (0.34)%          (3.49)%
     After reimbursement of expenses by Adviser ...................          0.66%           (0.12)%           0.67%
   Portfolio Turnover .............................................         51.37%(c)       266.78%          175.17%(c)

------------------------------
 (a) ABN AMRO/TAMRO Small Cap Fund commenced investment operations on November 30, 2000.
 (b) The selected per share data was calculated using the weighted average shares outstanding method for the period.
 (c)  Not Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
------------------------------
VEREDUS AGGRESSIVE GROWTH FUND - CLASS N                          APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED          YEAR          YEAR          YEAR          YEAR          YEAR
                                               4/30/03         ENDED         ENDED         ENDED         ENDED         ENDED
                                             (UNAUDITED)     10/31/02      10/31/01       10/31/00     10/31/99     10/31/98(A)
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net Asset Value, Beginning of Period ...... $      11.44   $      17.55  $      22.51  $      16.60  $       8.62  $      10.00
                                            ------------   ------------  ------------  ------------  ------------  ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss ..................        (0.06)         (0.14)        (0.13)        (0.14)        (0.08)           --(b)
     Net realized and unrealized gain
       (loss) on investments ..............         0.12          (5.97)        (1.72)         8.42          8.06         (1.38)
                                            ------------   ------------  ------------  ------------  ------------  ------------
       Total from investment operations ...         0.06          (6.11)        (1.85)         8.28          7.98         (1.38)
                                            ------------   ------------  ------------  ------------  ------------  ------------
   LESS DISTRIBUTIONS:
     Distributions from net realized
       gain on investments ................           --             --         (3.11)        (2.37)           --            --
                                            ------------   ------------  ------------  ------------  ------------  ------------
       Total distributions ................           --             --         (3.11)        (2.37)           --            --
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net asset value          0.06          (6.11)        (4.96)         5.91          7.98         (1.38)
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period ............ $      11.50   $      11.44  $      17.55  $      22.51  $      16.60  $       8.62
                                            ============   ============  ============  ============  ============  ============
TOTAL RETURN ..............................         0.44%(c)     (34.76)%      (10.08)%       53.35%        92.92%       (13.80)%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $    297,425   $    314,317  $    268,271  $    182,806  $     57,282  $     12,674
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser .........................         1.52%          1.48%         1.44%         1.46%         1.58%         1.54%
     After reimbursement of expenses
       by Adviser .........................         1.43%(d)       1.40%         1.40%         1.40%         1.41%(e)      1.50%
   Ratios of net investment loss
     to average net assets:
     Before reimbursement of expenses
       by Adviser .........................        (1.23)%        (1.15)%       (0.87)%       (0.84)%       (1.05)%       (0.06)%
     After reimbursement of expenses
       by Adviser .........................        (1.14)%        (1.07)%       (0.83)%       (0.78)%       (0.88)%       (0.02)%
   Portfolio Turnover .....................        74.76%(c)     162.80%       177.30%       192.23%       204.26%       111.52%(c)

---------------------------------------------
(a) ABN AMRO/Veredus Aggressive Growth Fund - Class N commenced investment operations on July 2, 1998.
(b) Represents less than $0.005 per share.
(c) Not Annualized.
(d) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.40% to 1.49% on March 1, 2003.
(e) The Adviser's fee, which affects the net expense ratio, changed from 1.50% to 1.00% on December 4, 1998.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
VEREDUS AGGRESSIVE GROWTH FUND - CLASS I                          APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      SIX MONTHS
                                                                         ENDED            YEAR            YEAR
                                                                        4/30/03           ENDED           ENDED
                                                                      (UNAUDITED)       10/31/02        10/31/01(A)
                                                                     ------------     ------------     ------------
Net Asset Value, Beginning of Period ............................    $      11.48     $      17.56     $      17.88
                                                                     ------------     ------------     ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss ........................................           (0.05)           (0.19)              --
     Net realized and unrealized gain (loss) on investments .....            0.12            (5.89)           (0.32)
                                                                     ------------     ------------     ------------
       Total from investment operations .........................            0.07            (6.08)           (0.32)
                                                                     ------------     ------------     ------------
   LESS DISTRIBUTIONS:
     Distributions from net realized gain on investments ........              --               --               --
                                                                     ------------     ------------     ------------
       Total distributions ......................................              --               --               --
                                                                     ------------     ------------     ------------
Net increase (decrease) in net asset value ......................            0.07            (6.08)           (0.32)
                                                                     ------------     ------------     ------------
Net Asset Value, End of Period ..................................    $      11.55     $      11.48     $      17.56
                                                                     ============     ============     ============
TOTAL RETURN ....................................................           0.61%(b)        (34.62)%          (1.79)%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .........................    $    55,858      $     52,808     $      5,497
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser ................           1.22%             1.19%            1.16%
     After reimbursement of expenses by Adviser .................           1.13%(c)          1.11%            1.12%
   Ratios of net investment loss
     to average net assets:
     Before reimbursement of expenses by Adviser ................          (0.93)%           (0.86)%          (0.59)%
     After reimbursement of expenses by Adviser .................          (0.84)%           (0.78)%          (0.55)%
   Portfolio Turnover ...........................................          74.76%(b)        162.80%          177.30%(b)

---------------------------------------------------------
(a) ABN AMRO/Veredus Aggressive Growth Fund - Class I commenced investment operations on October 5, 2001.
(b) Not Annualized.
(c) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.15% to 1.24% on March 1, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
REAL ESTATE FUND - CLASS N                                        APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                               ENDED       YEAR     TEN MONTHS       YEAR        YEAR        YEAR       YEAR
                                              4/30/03      ENDED       ENDED         ENDED       ENDED       ENDED      ENDED
                                            (UNAUDITED)  10/31/02    10/31/01      12/31/00     12/31/99    12/31/98  12/31/97(A)
                                            ----------   ---------  ----------     ---------   ----------  ---------  ----------
Net Asset Value, Beginning of Period ...... $     9.23   $    9.15  $     9.47     $    7.72   $     8.37  $    9.95  $    10.00
                                            ----------   ---------  ----------     ---------   ----------  ---------  ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ................       0.19        0.39        0.34          0.42(b)      0.38       0.37          --
     Net realized and unrealized gain
       (loss) on investments ..............       0.83        0.24       (0.39)         1.75(b)     (0.65)     (1.58)      (0.05)
                                            ----------   ---------  ----------     ---------   ----------  ---------  ----------
       Total from investment operations ...       1.02        0.63       (0.05)         2.17        (0.27)     (1.21)      (0.05)
                                            ----------   ---------  ----------     ---------   ----------  ---------  ----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ...........      (0.11)      (0.33)      (0.27)        (0.33)       (0.31      (0.31)         --
     Distributions from net realized
       gain on investments ................      (0.41)      (0.22)         --            --           --         --          --
     Contribution (return) of capital .....         --          --          --         (0.09)       (0.07)     (0.06)         --
                                            ----------   ---------  ----------     ---------   ----------  ---------  ----------
       Total distributions ................      (0.52)      (0.55)      (0.27)        (0.42)       (0.38)     (0.37)         --
                                            ----------   ---------  ----------     ---------   ----------  ---------  ----------
Net increase (decrease) in net asset value        0.50        0.08       (0.32)         1.75        (0.65)     (1.58)      (0.05)
                                            ----------   ---------  ----------     ---------   ----------  ---------  ----------
Net Asset Value, End of Period ............ $     9.73   $    9.23  $     9.15     $    9.47   $     7.72  $    8.37  $     9.95
                                            ==========   =========  ==========     =========   ==========  =========  ==========
TOTAL RETURN ..............................      11.57%(c)    6.62%      (0.46)%(c)    28.77%       (3.33)%   (12.35)%      0.00%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $   29,381   $  19,924  $   15,242     $  21,744   $    7,522  $   7,022  $    2,985
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser .........................       1.63%       1.68%       1.63%         1.70%        2.42%      1.78%       1.61%
     After reimbursement of expenses
       by Adviser .........................       1.37%       1.37%       1.33%         1.39%        1.53%      1.41%       1.31%
   Ratios of net investment income (loss)
     to average net assets:
     Before reimbursement of expenses
       by Adviser .........................       4.43%       3.80%       4.01%         4.87%        3.83%      4.31%      (1.61)%
     After reimbursement of expenses
       by Adviser .........................       4.69%       4.11%       4.31%         5.19%        4.72%      4.68%      (1.31)%
   Portfolio Turnover .....................       9.98%(c)   36.69%      17.95%(c)     25.00%       11.00%     13.00%         --(c)

-----------------------------------------------
(a) ABN AMRO Real Estate Fund commenced investment operations on December 31, 1997.
(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c) Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
VEREDUS SCITECH FUND - CLASS N                                    APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      SIX MONTHS
                                                                         ENDED           YEAR           YEAR          PERIOD
                                                                        4/30/03          ENDED          ENDED          ENDED
                                                                      (UNAUDITED)      10/31/02       10/31/01      10/31/00(A)
                                                                     ------------    ------------   ------------   ------------
Net Asset Value, Beginning of Period ..............................  $       4.89    $       7.57   $       8.93   $      10.00
                                                                     ------------    ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) .................................         (0.03)          (0.08)          0.02           0.06
     Net realized and unrealized gain (loss) on investments .......          0.31           (2.60)         (1.32)         (1.11)
                                                                     ------------    ------------   ------------   ------------
       Total from investment operations ...........................          0.28           (2.68)         (1.30)         (1.05)
                                                                     ------------    ------------   ------------   ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income ....            --              --          (0.06)         (0.02)
                                                                     ------------    ------------   ------------   ------------
       Total distributions ........................................            --              --          (0.06)         (0.02)
                                                                     ------------    ------------   ------------   ------------
Net increase (decrease) in net asset value ........................          0.28           (2.68)         (1.36)         (1.07)
                                                                     ------------    ------------   ------------   ------------
Net Asset Value, End of Period ....................................  $       5.17    $       4.89   $       7.57   $       8.93
                                                                     ============    ============   ============   ============
TOTAL RETURN ......................................................          5.73%(b)      (35.40)%       (14.49)%       (10.61)%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ...........................  $      1,503    $      2,206   $      2,566   $      2,696
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser ..................          5.44%           3.70%          3.88%          6.17%
     After reimbursement of expenses by Adviser ...................          1.53%(c)        1.50%          1.50%          1.50%
   Ratios of net investment income (loss) to average net assets:
     Before reimbursement of expenses by Adviser ..................         (5.11)%         (3.50)%        (2.13)%        (2.54)%
     After reimbursement of expenses by Adviser ...................         (1.20)%         (1.30)%         0.25%          2.13%
   Portfolio Turnover .............................................        266.98%(b)      496.86%        481.21%         85.98%(b)

--------------------------------------------------
(a) ABN AMRO/Veredus SciTech Fund commenced investment operations on June 30, 2000.
(b) Not Annualized.
(c) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.50% to 1.60% on March 1, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
EQUITY PLUS FUND - CLASS I(A)                                     APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                               ENDED     SIX MONTHS     YEAR          YEAR        YEAR         YEAR       YEAR
                                              4/30/03      ENDED        ENDED         ENDED       ENDED        ENDED      ENDED
                                            (UNAUDITED)  10/31/02     04/30/02       04/30/01    04/30/00    04/30/99    04/30/98
                                            ----------   ---------   ----------     ---------   ----------   ---------  ----------
Net Asset Value, Beginning of Period .....  $    12.56   $   15.74   $    19.32     $   24.87   $    22.02   $   18.24  $    14.04
                                            ----------   ---------   ----------     ---------   ----------   ---------  ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ...............        0.08        0.09         0.14          0.14         0.17        0.18        0.22
     Net realized and unrealized gain
       (loss) on investments .............        0.40       (2.26)       (3.31)        (4.44)        3.34        4.44        4.85
                                            ----------   ---------   ----------     ---------   ----------   ---------  ----------
       Total from investment operations ..        0.48       (2.17)       (3.17)        (4.30)        3.51        4.62        5.07
                                            ----------   ---------   ----------     ---------   ----------   ---------  ----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ..........       (0.09)      (0.07)       (0.15)        (0.14)       (0.17)      (0.18)      (0.22)
     Distributions from net realized
       gain on investments ...............       (0.72)      (0.94)       (0.26)        (1.11)       (0.49)      (0.66)      (0.65)
                                            ----------   ---------   ----------     ---------   ----------   ---------  ----------
       Total distributions ...............       (0.81)      (1.01)       (0.41)        (1.25)       (0.66)      (0.84)      (0.87)
                                            ----------   ---------   ----------     ---------   ----------   ---------  ----------
Net increase (decrease) in net asset value       (0.33)      (3.18)       (3.58)        (5.55)        2.85        3.78        4.20
                                            ----------   ---------   ----------     ---------   ----------   ---------  ----------
Net Asset Value, End of Period ...........  $    12.23   $   12.56   $    15.74     $   19.32   $    24.87   $   22.02  $    18.24
                                            ==========   =========   ==========     =========   ==========   =========  ==========
TOTAL RETURN .............................        4.05%(b)  (14.33)%(b)  (16.59)%      (17.64)%      16.00%      26.10%      37.20%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..  $   97,831   $ 121,147   $  177,540     $ 269,939   $  322,937   $ 295,436  $  209,753
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser ........................        0.56%       0.67%        0.67%         0.61%        0.59%       0.59%       0.61%
     After reimbursement of expenses
       by Adviser ........................        0.51%       0.54%        0.55%         0.51%        0.49%       0.48%       0.42%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser ........................        1.31%       1.11%        0.68%         0.53%        0.60%       0.85%       1.09%
     After reimbursement of expenses
       by Adviser ........................        1.36%       1.24%        0.80%         0.63%        0.70%       0.96%       1.28%
   Portfolio Turnover ....................        0.74%(b)    0.72%(b)     9.00%        27.00%       10.00%      19.00%      11.00%

---------------------------------------------
(a) Prior to June 17, 2002, the ABN AMRO Equity Plus Fund was formerly known as the Independence One Equity Plus Fund. The information presented in the table represents financial and performance history of Independence One Equity Plus Trust Class. See Note A for details of the reorganization.
(b) Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS

SELECT SMALL CAP FUND - CLASS N(A)                                APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED       SIX MONTHS       YEAR          YEAR          YEAR          YEAR
                                               4/30/03         ENDED         ENDED         ENDED         ENDED         ENDED
                                             (UNAUDITED)     10/31/02      4/30/02        4/30/01       4/30/00       4/30/99
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net Asset Value, Beginning of Period ...... $       8.20   $      10.72  $       9.65  $      10.47  $       9.40  $      10.00
                                            ------------   ------------  ------------  ------------  ------------  ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss ..................           --(b)       (0.01)        (0.03)        (0.02)        (0.03)        (0.01)
     Net realized and unrealized gain
       (loss) on investments ..............         0.31          (2.29)         1.52          0.47          1.65         (0.59)
                                            ------------   ------------  ------------  ------------  ------------  ------------
       Total from investment operations ...         0.31          (2.30)         1.49          0.45          1.62         (0.60)
                                            ------------   ------------  ------------  ------------  ------------  ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ...........           --             --            --            --            --            --(b)
     Contribution (return) of capital .....           --          (0.22)        (0.42)        (1.27)        (0.55)           --(b)
                                            ------------   ------------  ------------  ------------  ------------  ------------
       Total distributions ................           --          (0.22)        (0.42)        (1.27)        (0.55)           --(b)
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net asset value          0.31          (2.52)         1.07         (0.82)         1.07         (0.60)
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period ............ $       8.51   $       8.20  $      10.72  $       9.65  $      10.47  $       9.40
                                            ============   ============  ============  ============  ============  ============

TOTAL RETURN ..............................         3.78%(c)     (21.78)%(c)    15.81%         4.72%        17.86%        (5.94)%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $     26,560   $     28,079  $     41,124  $     40,634  $     39,332  $     29,587
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser .........................         1.09%          1.05%         1.04%         1.01%         1.12%         1.69%
     After reimbursement of expenses
       by Adviser .........................         1.03%          1.04%         1.03%         0.98%         1.07%         1.27%
   Ratios of net investment loss
     to average net assets:
     Before reimbursement of expenses
       by Adviser .........................        (0.10)%        (0.22)%       (0.37)%       (0.24)%       (0.33)%       (0.51)%
     After reimbursement of expenses
       by Adviser .........................        (0.04)%        (0.21)%       (0.36)%       (0.21)%       (0.28)%       (0.09)%
   Portfolio Turnover .....................         8.18%(c)       4.77%(c)     25.00%        65.00%        38.00%        36.00%(c)

-----------------------------------------------
(a) Prior to June 17, 2002, the ABN AMRO Select Small Cap Fund was formerly known as the Independence One Small Cap Fund, which commenced investment operations on June 22, 1998. The information presented in the table represents financial and performance history of Independence One Small Cap Class A. See Note A for details of the reorganization.
(b) Amount represents less than $0.005 per share.
(c) Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
BALANCED FUND - CLASS N                                           APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED          YEAR          YEAR          YEAR          YEAR          YEAR
                                               4/30/03         ENDED         ENDED         ENDED         ENDED         ENDED
                                             (UNAUDITED)     10/31/02      10/31/01       10/31/00     10/31/99      10/31/98
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net Asset Value, Beginning of Period. ..... $      10.10   $      10.77  $      14.23  $      13.04  $      12.03  $      11.06
                                            ------------   ------------  ------------  ------------  ------------  ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(a) .............         0.08           0.19          0.26          0.29          0.27          0.27
     Net realized and unrealized gain
       (loss) on investments(a) ...........         0.03          (0.64)        (2.09)         1.57          1.71          1.65
                                            ------------   ------------  ------------  ------------  ------------  ------------
       Total from investment operations ...         0.11          (0.45)        (1.83)         1.86          1.98          1.92
                                            ------------   ------------  ------------  ------------  ------------  ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of
       net investment income ..............        (0.09)         (0.20)        (0.27)        (0.30)        (0.26)        (0.27)
     Distributions from net realized
       gain on investments ................           --          (0.02)        (1.36)        (0.37)        (0.71)        (0.68)
                                            ------------   ------------  ------------  ------------  ------------  ------------
       Total distributions ................        (0.09)         (0.22)        (1.63)        (0.67)        (0.97)        (0.95)
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net asset value          0.02          (0.67)        (3.46)         1.19          1.01          0.97
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period ............ $      10.12   $      10.10  $      10.77  $      14.23  $      13.04  $      12.03
                                            ============   ============  ============  ============  ============  ============
TOTAL RETURN ..............................         1.07%(b)      (4.33)%      (13.41)%       14.82%        17.26%        18.50%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $    291,546   $    300,830  $    342,520  $    321,226  $    294,426  $    219,362
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser .........................         1.07%          1.07%         1.07%         1.05%         1.06%         1.08%
     After reimbursement of expenses
       by Adviser .........................         1.07%          1.07%         1.07%         1.05%         1.06%         1.08%
  Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser(a) ......................         1.49%          1.78%         2.10%         2.17%         2.13%         2.30%
     After reimbursement of expenses
       by Adviser(a) ......................         1.49%          1.78%         2.10%         2.17%         2.13%         2.30%
   Portfolio Turnover .....................        21.84%(b)      47.27%        35.25%        29.00%        25.05%        40.28%

---------------------------------------------
(a) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets is $(0.01), $0.01, (0.07)% and (0.07)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.
(b) Not Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
MONTAG & CALDWELL BALANCED FUND - CLASS N                         APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED          YEAR          YEAR          YEAR          YEAR          YEAR
                                               4/30/03         ENDED         ENDED         ENDED         ENDED         ENDED
                                             (UNAUDITED)     10/31/02      10/31/01       10/31/00     10/31/99      10/31/98
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net Asset Value, Beginning of Period. ..... $      14.82   $      16.49  $      18.61  $      19.41  $      17.60  $      16.01
                                            ------------   ------------  ------------  ------------  ------------  ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(a) .............         0.12(b)        0.29          0.36          0.37          0.29          0.27
     Net realized and unrealized
       gain (loss) on investments(a) ......         0.21(b)       (1.66)        (1.50)         0.06          2.73          1.97
                                            ------------   ------------  ------------  ------------  ------------  ------------
       Total from investment operations ...         0.33          (1.37)        (1.14)         0.43          3.02          2.24
                                            ------------   ------------  ------------  ------------  ------------  ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ...........        (0.14)         (0.30)        (0.36)        (0.35)        (0.27)        (0.27)
     Distributions from net realized
       gain on investments ................           --             --         (0.62)        (0.88)        (0.94)        (0.38)
                                            ------------   ------------  ------------  ------------  ------------  ------------
       Total distributions ................        (0.14)         (0.30)        (0.98)        (1.23)        (1.21)        (0.65)
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net asset value          0.19          (1.67)        (2.12)        (0.80)         1.81          1.59
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period ............ $      15.01   $      14.82  $      16.49  $      18.61  $      19.41  $      17.60
                                            ============   ============  ============  ============  ============  ============
TOTAL RETURN ..............................         2.24%(c)      (8.42)%       (6.34)%        2.05%        17.83%        14.46%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $    103,056   $     82,126  $    126,690  $    162,896  $    160,286  $    158,398
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser .........................         1.16%          1.14%         1.12%         1.13%         1.14%         1.18%
     After reimbursement of expenses
       by Adviser .........................         1.16%          1.14%         1.12%         1.13%         1.14%         1.18%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser(a) ......................         1.65%          1.74%         1.99%         1.93%         1.54%         1.67%
     After reimbursement of expenses
       by Adviser(a) ......................         1.65%          1.74%         1.99%         1.93%         1.54%         1.67%
   Portfolio Turnover .....................        11.31%(c)      32.87%        44.80%        54.51%        34.79%        59.02%

---------------------------------------------
(a) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets is $(0.03), $0.03, (0.10)% and (0.10)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.
(b) The selected per share data was calculated using weighted average shares method for the period.
(c) Not Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
MONTAG & CALDWELL BALANCED FUND - CLASS I                         APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            SIX MONTHS
                                                               ENDED         YEAR          YEAR          YEAR         PERIOD
                                                              4/30/03        ENDED         ENDED         ENDED        ENDED
                                                            (UNAUDITED)    10/31/02      10/31/01       10/31/00    10/31/99(A)
                                                           ------------  ------------  ------------  ------------  ------------
Net Asset Value, Beginning of Period ...................   $      14.82  $      16.49  $      18.62  $      19.42  $      18.36
                                                           ------------  ------------  ------------  ------------  ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(b) ..........................           0.14(c)       0.32          0.38          0.39          0.25
     Net realized and unrealized gain
       (loss) on investments(b) ........................           0.21(c)      (1.64)        (1.49)         0.09          1.03
                                                           ------------  ------------  ------------  ------------  ------------
       Total from investment operations ................           0.35         (1.32)        (1.11)         0.48          1.28
                                                           ------------  ------------  ------------  ------------  ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of
       net investment income ...........................          (0.16)        (0.35)        (0.40)        (0.40)        (0.22)
     Distributions from net realized gain on investments             --            --         (0.62)        (0.88)           --
                                                           ------------  ------------  ------------  ------------  ------------
       Total distributions .............................          (0.16)        (0.35)        (1.02)        (1.28)        (0.22)
                                                           ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net asset value .............           0.19         (1.67)        (2.13)        (0.80)         1.06
                                                           ------------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period .........................   $      15.01  $      14.82  $      16.49  $      18.62  $      19.42
                                                           ============  ============  ============  ============  ============
TOTAL RETURN ...........................................           2.38%(d)     (8.18)%       (6.13)%        2.31%         6.98%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ................   $    131,732  $    133,379  $    179,688  $    174,795  $     90,906
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser .......           0.89%         0.87%         0.87%         0.88%         0.91%
     After reimbursement of expenses by Adviser ........           0.89%         0.87%         0.87%         0.88%         0.91%
   Ratios of net investment income to average net assets:
     Before reimbursement of expenses by Adviser(b) ....           1.92%         2.01%         2.25%         2.19%         1.77%
     After reimbursement of expenses by Adviser(b) .....           1.92%         2.01%         2.25%         2.19%         1.77%
   Portfolio Turnover ..................................          11.31%(d)     32.87%        44.80%        54.51%        34.79%(d)

---------------------------------------------------
(a) Montag & Caldwell Balanced Fund - Class I commenced investment operations on December 31, 1998.
(b) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets is $(0.02), $0.02, (0.10)% and (0.10)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.
(c) The selected per share data was calculated using weighted average shares method for the period.
(d) Not Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
-------------------------------
INTERNATIONAL EQUITY FUND - CLASS N                               APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                               ENDED        YEAR      TEN MONTHS       YEAR        YEAR         YEAR       YEAR
                                              4/30/03       ENDED        ENDED         ENDED       ENDED        ENDED      ENDED
                                            (UNAUDITED)   10/31/02     10/31/01       12/31/00    12/31/99    12/31/98    12/31/97
                                            ----------    ---------   ----------     ---------   ----------   ---------  ----------
Net Asset Value, Beginning of Period ...... $     9.26    $   11.44   $    17.82     $   25.08   $    18.97   $   15.38  $    15.83
                                            ----------    ---------   ----------     ---------   ----------   ---------  ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) .........       0.04        (0.04)(a)     0.03         (0.06)        0.04        0.01        0.04
     Net realized and unrealized gain (loss)
       on investments .....................      (0.07)       (2.14)(a)    (5.48)        (5.66)        7.75        3.85        0.68
                                            ----------    ---------   ----------     ---------   ----------   ---------  ----------
       Total from investment operations ...      (0.03)       (2.18)       (5.45)        (5.72)        7.79        3.86        0.72
                                            ----------    ---------   ----------     ---------   ----------   ---------  ----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ...........         --           --           --            --           --       (0.09)      (0.08)
     Distributions from net realized
       gain on investments ................         --           --        (0.93)        (1.54)       (1.68)      (0.18)      (1.09)
                                            ----------    ---------   ----------     ---------   ----------   ---------  ----------
       Total distributions ................        --            --        (0.93)        (1.54)       (1.68)      (0.27)      (1.17)
                                            ----------    ---------   ----------     ---------   ----------   ---------  ----------
Net increase (decrease) in net asset value       (0.03)       (2.18)       (6.38)        (7.26)        6.11        3.59       (0.45)
                                            ----------    ---------   ----------     ---------   ----------   ---------  ----------
Net Asset Value, End of Period ............ $     9.23    $    9.26   $    11.44     $   17.82   $    25.08   $   18.97  $    15.38
                                            ==========    =========   ==========     =========   ==========   =========  ==========
TOTAL RETURN ..............................      (0.22)%(b)  (19.14)%     (31.33)%(b)   (22.87)%      41.86%      25.43%       4.56%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $   10,588    $  15,581   $   78,252     $ 130,699   $  204,922   $ 142,862  $   85,440
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser ................       2.11%        1.67%        1.36%         1.31%        1.31%       1.38%       1.35%
     After reimbursement of
       expenses by Adviser ................       1.41%        1.41%        1.35%         1.31%        1.31%       1.38%       1.35%
   Ratios of net investment income (loss)
     to average net assets:
     Before reimbursement of
       expenses by Adviser ................       0.14%       (0.26)%       0.26%        (0.17)%       0.15%       0.02%       0.23%
     After reimbursement of
       expenses by Adviser ................       0.84%        0.00%        0.27%        (0.17)%       0.15%       0.02%       0.23%
   Portfolio Turnover .....................      17.63%(b)    51.37%       29.55%(b)     38.00%       31.00%      31.00%      17.00%

---------------------------------------------
(a) The selected per share data was calculated using weighted average shares method for the period.
(b) Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
BOND FUND - CLASS N                                               APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED          YEAR          YEAR          YEAR          YEAR          YEAR
                                               4/30/03         ENDED         ENDED         ENDED         ENDED         ENDED
                                             (UNAUDITED)     10/31/02      10/31/01       10/31/00     10/31/99      10/31/98
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net Asset Value, Beginning of Period. ..... $      10.06   $      10.34  $       9.73  $       9.71  $      10.27  $      10.13
                                            ------------   ------------  ------------  ------------  ------------  ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(a) .............         0.20           0.51          0.61          0.66          0.61          0.60
     Net realized and unrealized
       gain (loss) on investments(a) ......         0.20          (0.24)         0.62            --         (0.51)         0.15
                                            ------------   ------------  ------------  ------------  ------------  ------------
       Total from investment operations ...         0.40           0.27          1.23          0.66          0.10          0.75
                                            ------------   ------------  ------------  ------------  ------------  ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ...........        (0.22)         (0.55)        (0.62)        (0.64)        (0.61)        (0.61)
     Distributions from net realized
       gain on investments ................           --             --            --            --         (0.05)           --
                                            ------------   ------------  ------------  ------------  ------------  ------------
       Total distributions ................        (0.22)         (0.55)        (0.62)        (0.64)        (0.66)        (0.61)
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net asset value          0.18          (0.28)         0.61          0.02         (0.56)         0.14
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period ............ $      10.24   $      10.06  $      10.34  $       9.73  $       9.71  $      10.27
                                            ============   ============  ============  ============  ============  ============
TOTAL RETURN ..............................         4.06%(b)       2.80%        13.09%         6.98%         1.02%         7.66%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $    236,521   $    229,676  $    369,597  $    104,960  $    133,408  $    160,561
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser .........................         0.92%          0.92%         0.96%         0.95%         0.93%         0.96%
     After reimbursement of expenses
       by Adviser .........................         0.74%          0.74%         0.74%         0.76%(c)      0.80%         0.80%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser(a) ......................         3.81%          4.87%         5.90%         6.53%         5.91%         5.79%
     After reimbursement of expenses
       by Adviser(a) ......................         3.99%          5.05%         6.12%         6.72%         6.04%         5.95%
   Portfolio Turnover .....................        47.11%(b)      77.19%        61.78%        39.27%        49.83%        45.29%

-------------------------------------------
(a) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets is $(0.03), $0.03, (0.23)% and (0.23)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.
(b) Not Annualized.
(c) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 0.80% to 0.74% on February 15, 2000.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
BOND FUND - CLASS I                                               APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         SIX MONTHS
                                                                            ENDED           YEAR          YEAR         PERIOD
                                                                           4/30/03          ENDED         ENDED         ENDED
                                                                         (UNAUDITED)      10/31/02      10/31/01     10/31/00(a)
                                                                        ------------    ------------  ------------  ------------
Net Asset Value, Beginning of Period. ................................. $      10.06    $      10.34  $       9.73  $       9.64
                                                                        ------------    ------------  ------------  ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(b) .........................................         0.22            0.56          0.64          0.17
     Net realized and unrealized gain (loss) on investments(b) ........         0.20           (0.26)         0.62          0.09
                                                                        ------------    ------------  ------------  ------------
       Total from investment operations ...............................         0.42            0.30          1.26          0.26
                                                                        ------------    ------------  ------------  ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income ........        (0.24)          (0.58)        (0.65)        (0.17)
     Distributions from net realized gain on investments ..............           --              --            --            --
                                                                        ------------    ------------  ------------  ------------
       Total distributions ............................................        (0.24)          (0.58)        (0.65)        (0.17)
                                                                        ------------    ------------  ------------  ------------
Net increase (decrease) in net asset value ............................         0.18           (0.28)         0.61          0.09
                                                                        ------------    ------------  ------------  ------------
Net Asset Value, End of Period ........................................ $      10.24    $      10.06  $      10.34  $       9.73
                                                                        ============    ============  ============  ============
TOTAL RETURN ..........................................................         4.19%(c)        3.07%        13.36%         2.70%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ............................... $    368,172    $    262,924  $     79,444  $     49,432
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser ......................         0.67%           0.67%         0.71%         0.70%
     After reimbursement of expenses by Adviser .......................         0.49%           0.49%         0.49%         0.51%
   Ratios of net investment income to average net assets:
     Before reimbursement of expenses by Adviser(b) ...................         4.06%           5.12%         6.15%         6.78%
     After reimbursement of expenses by Adviser(b) ....................         4.24%           5.30%         6.37%         6.97%
   Portfolio Turnover .................................................        47.11%(c)       77.19%        61.78%        39.27%(c)

----------------------------------------
(a) ABN AMRO Bond Fund - Class I commenced investment operations on July 31,
    2000.
(b) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets is $(0.01), $0.01, (0.23)% and (0.23)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.
(c) Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
INVESTMENT GRADE BOND FUND - CLASS I(a)                           APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                               ENDED     SIX MONTHS     YEAR           YEAR         YEAR         YEAR       YEAR
                                              4/30/03       ENDED       ENDED          ENDED        ENDED        ENDED      ENDED
                                            (UNAUDITED)   10/31/02     4/30/02        4/30/01      4/30/00      4/30/99    4/30/98
                                            ----------    ---------   ----------     ---------   ----------   ---------  ----------
Net Asset Value, Beginning of Period ...... $    10.33    $    9.96   $     9.88     $    9.54   $     9.99   $   10.03  $     9.80
                                            ----------    ---------   ----------     ---------   ----------   ---------  ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ................       0.19         0.24         0.54          0.57         0.57        0.58        0.59
     Net realized and unrealized gain
       (loss) on investments ..............       0.04         0.41         0.08          0.34        (0.44)      (0.03)       0.23
                                            ----------    ---------   ----------     ---------   ----------   ---------  ----------
       Total from investment operations ...       0.23         0.65         0.62          0.91         0.13        0.55        0.82
                                            ----------    ---------   ----------     ---------   ----------   ---------  ----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ...........      (0.23)       (0.28)       (0.54)        (0.57)       (0.57)      (0.58)      (0.59)
     Contribution (return) of capital .....      (0.31)          --           --            --        (0.01)      (0.01)         --
                                            ----------    ---------   ----------     ---------   ----------   ---------  ----------
       Total distributions ................      (0.54)       (0.28)       (0.54)        (0.57)       (0.58)      (0.59)      (0.59)
                                            ----------    ---------   ----------     ---------   ----------   ---------  ----------
Net increase (decrease) in net asset value       (0.31)        0.37         0.08          0.34        (0.45)      (0.04)       0.23
                                            ----------    ---------   ----------     ---------   ----------   ---------  ----------
Net Asset Value, End of Period ............ $    10.02    $   10.33   $     9.96     $    9.88     $   9.54   $    9.99  $    10.03
                                            ==========    =========   ==========     =========   ==========   =========  ==========
TOTAL RETURN ..............................       2.35%(b)     6.60%(b)     6.38%         9.76%        1.40%       5.60%       8.56%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $   53,904    $  54,748   $   83,142     $  90,771   $   93,202   $  86,920  $   80,342
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser .........................       0.89%        1.06%        1.05%         1.05%        1.02%       1.03%       1.06%
     After reimbursement of expenses
       by Adviser .........................       0.64%        0.65%        0.60%         0.60%        0.57%       0.57%       0.56%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser .........................       3.45%        4.11%        4.93%         5.39%        5.48%       5.39%       5.42%
     After reimbursement of expenses
       by Adviser .........................       3.70%        4.52%        5.38%         5.84%        5.93%       5.85%       5.92%
   Portfolio Turnover .....................      60.36%(b)    80.49%(b)    17.00%        28.00%       27.00%      20.00%      21.00%

------------------------------------------------
(a) Prior to June 17, 2002, the ABN AMRO Investment Grade Bond Fund was formerly known as Independence One Fixed Income Fund. The information presented in the table represents financial and performance history of Independence One Fixed Income Trust Class. See Note A for details of the reorganization.
(b) Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
MUNICIPAL BOND FUND - CLASS N                                     APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED          YEAR          YEAR          YEAR          YEAR          YEAR
                                               4/30/03         ENDED         ENDED         ENDED         ENDED         ENDED
                                             (UNAUDITED)     10/31/02      10/31/01       10/31/00     10/31/99      10/31/98
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net Asset Value, Beginning of Period. ..... $      10.56   $      10.43  $       9.92  $       9.73  $      10.36  $      10.19
                                            ------------   ------------  ------------  ------------  ------------  ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ................         0.19           0.41          0.47          0.48          0.46          0.44
     Net realized and unrealized gain
       (loss) on investments ..............         0.18           0.13          0.51          0.21         (0.63)         0.17
                                            ------------   ------------  ------------  ------------  ------------  ------------
       Total from investment operations ...         0.37           0.54          0.98          0.69         (0.17)         0.61
                                            ------------   ------------  ------------  ------------  ------------  ------------
   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income ...........        (0.19)         (0.41)        (0.47)        (0.50)        (0.46)        (0.44)
                                            ------------   ------------  ------------  ------------  ------------  ------------
       Total distributions ................        (0.19)         (0.41)        (0.47)        (0.50)        (0.46)        (0.44)
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net asset value          0.18           0.13          0.51          0.19         (0.63)         0.17
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period ............ $      10.74   $      10.56  $      10.43  $       9.92  $       9.73  $      10.36
                                            ============   ============  ============  ============  ============  ============
TOTAL RETURN ..............................         3.51%(a)       5.32%        10.09%         7.30%        (1.77)%        6.17%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $     45,925   $     54,264  $     48,222  $     18,903  $     17,219  $     13,210
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser .........................         0.83%          0.81%         1.06%         1.17%         1.20%         1.41%
     After reimbursement of expenses
       by Adviser .........................         0.50%          0.50%         0.18%(b)      0.10%         0.10%         0.35%(c)
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser .........................         3.22%          3.62%         3.67%         3.82%         3.45%         3.22%
     After reimbursement of expenses
       by Adviser .........................         3.55%          3.93%         4.55%         4.89%         4.55%         4.28%
   Portfolio Turnover .....................        21.15%(a)      53.17%        60.10%        91.58%        22.83%        34.33%

--------------------------------------------
(a) Not Annualized.
(b) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 0.10% to 0.50% on September 24, 2001.
(c) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 0.90% to 0.10% on February 27, 1998.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO FUNDS
-----------------------
INVESTOR MONEY MARKET FUND - CLASS N                              APRIL 30, 2003

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED          YEAR          YEAR          YEAR          YEAR          YEAR
                                               4/30/03         ENDED         ENDED         ENDED         ENDED         ENDED
                                             (UNAUDITED)     10/31/02      10/31/01       10/31/00     10/31/99      10/31/98
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net Asset Value, Beginning of Period ...... $       1.00   $       1.00  $       1.00  $       1.00  $       1.00  $       1.00
                                            ------------   ------------  ------------  ------------  ------------  ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ................           --(a)        0.01          0.04          0.06          0.05          0.05
                                            ------------   ------------  ------------  ------------  ------------  ------------
     Less distributions from
       net investment income ..............           --(a)       (0.01)        (0.04)        (0.06)        (0.05)        (0.05)
                                            ------------   ------------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period ............ $       1.00   $       1.00  $       1.00  $       1.00  $       1.00  $       1.00
                                            ============   ============  ============  ============  ============  ============
TOTAL RETURN ..............................         0.45%(b)       1.37%         4.40%         5.90%         4.76%         5.24%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ... $    405,361   $    340,537  $    484,148  $    359,483  $    335,140  $    281,389
   Ratios of expenses to average net assets:
     Before reimbursement of expenses
       by Adviser .........................         0.51%          0.52%         0.51%         0.50%         0.51%         0.52%
     After reimbursement of expenses
       by Adviser .........................         0.51%          0.52%         0.51%         0.50%         0.51%         0.51%(c)
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser .........................         0.89%          1.39%         4.24%         5.72%         4.63%         5.13%
     After reimbursement of expenses
       by Adviser .........................         0.89%          1.39%         4.24%         5.72%         4.63%         5.14%

------------------------------------------
(a) Amount represents less than $0.005 per share.
(b) Not Annualized.
(c) As of February 27, 1998, the Adviser no longer waived fees or reimbursed expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO FUNDS
------------------------------
                                                                  APRIL 30, 2003
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE (A) FUND ORGANIZATION: ABN AMRO Funds (the "Trust") was organized as a Delaware statutory trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with 27 separate portfolios.

Twenty Funds are included in these financial statements: ABN AMRO Growth Fund (the "Growth Fund") (formerly ABN AMRO/Chicago Capital Growth Fund), ABN AMRO/Montag & Caldwell Growth Fund (the "M&C Growth Fund"), ABN AMRO/TAMRO Large Cap Value Fund (the "TAMRO Large Cap Value Fund"), ABN AMRO Value Fund (the "Value Fund"), ABN AMRO/Veredus Select Growth Fund (the "Veredus Select Growth Fund"), ABN AMRO Mid Cap Fund (the "Mid Cap Fund") (formerly ABN AMRO Talon Mid Cap Fund), ABN AMRO/TAMRO Small Cap Fund (the "TAMRO Small Cap Fund"), ABN AMRO/Veredus Aggressive Growth Fund (the "Veredus Aggressive Growth Fund"), ABN AMRO Real Estate Fund (the "Real Estate Fund"), ABN AMRO/Veredus SciTech Fund (the "Veredus SciTech Fund"), ABN AMRO Equity Plus Fund (the "Equity Plus Fund"), ABN AMRO Select Small Cap Fund (the "Select Small Cap Fund"), ABN AMRO Balanced Fund (the "Balanced Fund") (formerly ABN AMRO/ Chicago Capital Balanced
Fund), ABN AMRO/Montag & Caldwell Balanced Fund (the "M&C Balanced Fund"), ABN AMRO International Equity Fund (the "International Equity Fund"), ABN AMRO Global Emerging Markets Fund (the "Global Emerging Markets Fund"), ABN AMRO Bond Fund (the "Bond Fund") (formerly ABN AMRO/Chicago Capital Bond Fund), ABN AMRO Investment Grade Bond (the "Investment Grade Bond Fund"), ABN AMRO Municipal Bond Fund (the "Municipal Bond Fund") (formerly ABN AMRO/Chicago Capital Municipal Bond Fund) and ABN AMRO Investor Money Market Fund (the "Investor Money Market Fund") (formerly ABN AMRO/Chicago Capital Money Market Fund) (each a "Fund" and collectively, the "Funds"). Global Emerging Markets Fund has not yet commenced operations as of April 30, 2003.

FUND ACQUISITIONS

The Board of Trustees held special meetings and approved plans to merge certain existing ABN AMRO Funds in tax-free plans of reorganizations during fiscal 2002, as follows:

DATE OF TRUSTEE MEETING         ACQUIRED FUND                      SUCCESSOR FUND                 MERGER DATE
-----------------------         -------------                      --------------                 -----------
      1/21/02              Chicago Capital Small Cap Value Fund    TAMRO Small Cap Fund             4/15/02
      3/21/02              ABN AMRO Growth Fund                    Chicago Capital Growth Fund      9/20/02
      3/21/02              ABN AMRO Small Cap Fund                 TAMRO Small Cap Fund             9/20/02

In conjunction with these transactions, details pertaining to the acquired and successor funds are included in the tables below:

                                        SHARES EXCHANGED        NET ASSETS        UNREALIZED GAIN (LOSS)
ACQUIRED FUND                               IN MERGER       AT DATE OF MERGER       AT DATE OF MERGER
-------------                           ----------------    -----------------     ---------------------
Chicago Capital Small Cap Value Fund       2,350,367          $30,608,249           $  8,484,763
ABN AMRO Growth Fund ...............       1,436,377           12,478,751             (2,339,305)
ABN AMRO Small Cap Fund ............         750,503            6,962,434               (946,395)

                                      CLASS N SHARES ISSUED      NET ASSETS       NET ASSETS
SUCCESSOR FUND                              AT MERGER          BEFORE MERGER     AFTER MERGER
--------------                        ---------------------    -------------      ------------
TAMRO Small Cap Fund ...............       2,231,397           $ 28,007,009       $ 58,615,258
Chicago Capital Growth Fund ........         709,638            687,196,561        699,675,312
TAMRO Small Cap Fund ...............         662,080             34,207,297         41,169,731

FUND ACQUISITIONS: INDEPENDENCE ONE MUTUAL FUNDS

At a meeting held on December 20, 2001, the Board approved an Agreement and Plan of Reorganization (the "Independence One Agreement"), providing the acquisition of all of the portfolios of the Independence One Mutual Funds. A number of Independence One Mutual Funds were merged with existing ABN AMRO Funds in tax-free exchanges of shares. Details with respect to these transactions are as follows:

         ABN AMRO FUNDS
-----------------------
                                                                  APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

DATE OF TRUSTEE MEETING     ACQUIRED INDEPENDENCE ONE MUTUAL FUND                  SUCCESSOR FUND               MERGER DATE
-----------------------     -------------------------------------                  ---------------              -----------
      12/20/01              International Equity Fund                              International Equity Fund       6/10/02
      12/20/01              Investment Grade Bond Fund (formerly Independence One  Investment Grade Bond Fund      6/17/02
                            Fixed Income Fund) & U.S. Government Securities Fund

In conjunction with these transactions, details pertaining to the acquired and successor funds are included in the tables below:

                                                                                                          UNREALIZED
                                           CLASS A SHARES        CLASS B SHARES        NET ASSETS       GAIN (LOSS) AT
ACQUIRED INDEPENDENCE ONE MUTUAL FUND    EXCHANGED IN MERGER   EXCHANGED IN MERGER  AT DATE OF MERGER   DATE OF MERGER
-------------------------------------    -------------------   -------------------  -----------------   --------------
International Equity Fund .............       1,657,493                 --             $13,673,852       $(1,907,727)
U.S. Government Securities Fund .......       2,913,747             42,658              30,373,077         1,970,341

                                          SHARES ISSUED      NET ASSETS          NET ASSETS
SUCCESSOR FUND                              AT MERGER       BEFORE MERGER       AFTER MERGER
--------------                            -------------     -------------       ------------
International Equity Fund .............    1,203,248 (N)     $23,587,856        $ 37,261,708
Investment Grade Bond Fund ............    3,017,497 (I)      80,617,395         110,990,472

In related transactions, the assets and liabilities of other Independence One Mutual Funds were transferred to corresponding ABN AMRO Funds in exchange for shares in such ABN AMRO Funds. On June 17, 2002, Independence One Small Cap Fund
- Class A shares became ABN AMRO Select Small Cap Fund - Class N shares. Independence One Equity Plus Fund - Class A shares and B shares, merged into
Independence One Equity Fund - Trust Class shares and became ABN AMRO Equity Plus Fund - Class I shares. In conjunction with this transaction, details pertaining to the acquired and successor funds are included in the table below:

                                          CLASS A SHARES       CLASS B SHARES         TRUST SHARES          NET ASSETS
ACQUIRED INDEPENDENCE ONE MUTUAL FUND   EXCHANGED IN MERGER  EXCHANGED IN MERGER   EXCHANGED IN MERGER   AT DATE OF MERGER
-------------------------------------   -------------------  -------------------   -------------------  ------------------
Equity Plus Fund .....................        67,215               329,389             11,143,396          $160,572,887

                                          CLASS I SHARES        SUCCESSOR FUND
SUCCESSOR FUND                           ISSUED AT MERGER         NET ASSETS
--------------                           ----------------        ------------
Equity Plus Fund .....................      11,537,526          $160,572,887

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States. Certain reclassifications have been made to prior year financial information to conform with current year presentations.

(1) SECURITY VALUATION: Equity securities and index options traded on a national securities exchange and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or NASDAQ Official Closing Price, when appropriate. If no last sale price or NASDAQ Official Closing Price, when appropriate, is reported, the mean of the last bid and asked prices is used. Fixed income securities, except short-term investments, are valued on the basis of prices provided by a pricing service when such prices are believed by the Adviser to reflect the fair market value of such securities in accordance with guidelines adopted. If accurate market quotations are not available, securities are valued at the fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost which approximates fair value. Investments in other funds are valued at the underlying fund's net asset value at the date of valuation. Guaranteed Investment Contracts ("GICs") are valued at cost plus accrued interest, which approximates fair value. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. For Investor Money Market Fund, all securities, with the exception of repurchase agreements and GICs, are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income.

(2) REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed

                ABN AMRO FUNDS
------------------------------
                                                                  APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(3)  FORWARD  CURRENCY  TRANSACTIONS:   All  Funds  are  authorized  to  utilize
derivative financial instruments, which in very general terms, refers to a security whose value is "derived" from the value of an underlying asset reference rate or index. A forward foreign currency exchange contract is a derivative instrument. Forward foreign exchange contracts are used to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All foreign exchange contracts are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract closes or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Fund bears the market risk associated with changes in foreign exchange rates and credit risk should the counterparty fail to perform.

(4) WHEN ISSUED/DELAYED DELIVERY SECURITIES: The Funds may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Funds will segregate assets having an aggregate value at least equal to the amount of when issued or delayed delivery purchase commitments until payment is made. At April 30, 2003, Balanced Fund, Bond Fund and Investment Grade Bond Fund had when issued and delayed delivery purchase commitments of $5,068,111, $25,643,704 and $1,040,938, respectively.

(5) MORTGAGE-BACKED SECURITIES: Balanced Fund, M&C Balanced Fund, Bond Fund, Investment Grade Bond Fund and Municipal Bond Fund may invest in mortgage-backed securities (MBS), representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. Most of the securities principal and interest are guaranteed by federally sponsored agencies such as Ginnie Mae (formerly known as Government National Mortgage Association), Fannie Mae (formerly known as Federal National Mortgage Association) or Freddie Mac (formerly known as Federal Home Loan Mortgage Corporation). However, some securities may be issued by private, non-government corporations. MBS issued by private agencies are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher.

The Funds listed above may also invest in  collateralized  mortgage  obligations
(CMOs) and real estate mortgage investment conduits (REMICs). A CMO is a bond which is collateralized by a pool of MBS, and a REMIC is similar in form to a CMO. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid. A planned amortization class (PAC) is a specific class of mortgages, which over its life will generally have the most stable cash flows and the lowest prepayment risk. Prepayment may shorten the stated maturity of the CMO and can result in a loss of premium, if any has been paid.

These Funds may also utilize interest only (IO) securities to increase the diversification of the portfolio and manage risk. An IO security is a class of MBS representing ownership in the cash flows of the interest payments made from a specified pool of MBS. The cash flow on this instrument decreases as the mortgage principal balance is repaid by the borrower.

(6) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the date securities are

         ABN AMRO FUNDS
-----------------------
                                                                  APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

purchased or sold. The cost of securities sold is generally determined using the first-in, first-out method.

(7) FOREIGN CURRENCY: Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(8) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2002, the following Funds had available realized capital losses to offset future net capital gains through the fiscal year ended:

FUND                                        2006             2008              2009              2010             TOTAL
----                                        ----             ----              ----              ----             -----
Growth Fund ...........................    $       --       $21,737,222     $ 16,345,479      $ 21,762,275     $ 59,844,976
M&C Growth Fund .......................            --                --      113,814,617       269,879,575      383,694,192
TAMRO Large Cap Value Fund ............            --                --          164,545         1,428,177        1,592,722
Value Fund ............................            --                --               --        19,307,363       19,307,363
Veredus Select Growth Fund ............            --                --               --           734,813          734,813
Mid Cap Fund ..........................            --                --               --           754,690          754,690
TAMRO Small Cap Fund ..................            --                --               --         1,324,288        1,324,288
Veredus Aggressive Growth Fund ........        79,204                --       26,239,611       166,261,994      192,580,809
Veredus SciTech Fund ..................            --           253,649          729,795         1,041,291        2,024,735
Select Small Cap Fund .................            --                --           92,858         1,095,321        1,188,179
Balanced Fund .........................            --                --        5,663,432         8,721,960       14,385,392
M&C Balanced Fund .....................            --                --       16,152,430        18,558,256       34,710,686
International Equity Fund .............            --         4,656,592        4,938,249        17,436,919       27,031,760
Bond Fund .............................    $2,180,457         5,610,941               --         2,478,635       10,270,033
Municipal Bond Fund ...................            --            14,321               --                --           14,321

(9) MULTI-CLASS OPERATIONS: With respect to Growth Fund, M&C Growth Fund, Veredus Aggressive Growth Fund, M&C Balanced Fund and Bond Fund, each class offered by these Funds has equal rights as to assets. Income, non-class specific expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses are allocated directly to the appropriate class and generally relate to distribution fees, shareholder servicing fees and reports to shareholder expense.

(10) ORGANIZATION COSTS: Certain costs incurred in connection with Veredus Aggressive Growth Fund organization have been capitalized and are being amortized on a straight-line basis over five years, commencing on June 30, 1998. Funds commencing operations subsequent to June 30, 1998 had their organization costs paid by the Adviser.

(11) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE (C)  DIVIDENDS  FROM NET  INVESTMENT  INCOME AND  DISTRIBUTIONS  OF CAPITAL
GAINS: Dividends and distributions to shareholders are recorded on the ex-dividend date. Bond Fund and Investment Grade Bond Fund distribute dividends from net investment income to shareholders monthly and net realized gains from investment transactions, if any, are distributed at least annually.

                ABN AMRO FUNDS
------------------------------
                                                                  APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

The  following  funds  distribute   dividends  from  net  investment  income  to
shareholders quarterly and net realized gains from investment transactions, if any, are distributed at least annually:

Growth Fund
M&C Growth Fund
TAMRO Large Cap Value Fund
Value Fund
Veredus  Select Growth Fund
Mid Cap Fund
TAMRO Small Cap Fund
Veredus Aggressive Growth
Real Estate Fund
Veredus SciTech Fund
Equity Plus Fund
Select Small Cap Fund
Balanced Fund
M&C Balanced Fund

International Equity Fund distributes dividends from net investment income and net realized gains from investment transactions, if any, at least annually.

Municipal Bond Fund declares dividends daily and pays net investment income monthly and net realized gains, if any, at least annually. Investor Money Market Fund declares dividends daily from its net investment income. Investor Money Market Fund and Municipal Bond Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option.
Differences in dividends per share between classes of Growth Fund, M&C Growth Fund, Veredus Aggressive Growth Fund, M&C Balanced Fund and Bond Fund are due to different class expenses.

Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of permanent book and tax basis differences.

Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

The tax character of distributions paid during 2002 and 2001 was as follows:

                                        DISTRIBUTIONS PAID IN 2002                  DISTRIBUTIONS PAID IN 2001
                                        --------------------------                  --------------------------
                                 TAX-EXEMPT                      LONG-TERM     TAX-EXEMPT                      LONG-TERM
                                   INCOME     ORDINARY INCOME  CAPITAL GAINS     INCOME     ORDINARY INCOME   CAPITAL GAINS
                                   ------     ---------------  -------------     ------     ---------------   -------------
Growth Fund ...................   $      --     $      --       $1,289,249      $     --       $      --       $ 59,851,393
M&C Growth Fund ...............          --     8,332,241               --            --       3,344,310        337,716,003
TAMRO Large Cap Value Fund ....          --        54,062               --            --           2,959                 --
Value Fund ....................          --     1,101,116        2,051,354            --         719,971            577,247
Mid Cap Fund ..................          --            --          713,163            --         710,113          4,030,189
TAMRO Small Cap Fund ..........          --        35,662            1,558            --           4,075                 --
Veredus Aggressive Growth Fund           --            --               --            --      24,973,864                 --
Real Estate Fund ..............          --       596,329          363,547            --         496,826            398,687
Veredus SciTech Fund ..........          --            --               --            --          19,130                 --
Equity Plus Fund (1) ..........          --       742,470       10,423,095            --       1,785,310          3,522,508
Select Small Cap Fund (1) .....          --            --               --            --              --                 --
Balanced Fund .................          --     6,116,976          585,421            --       6,477,372         31,403,455
M&C Balanced Fund .............          --     5,505,477               --            --       7,072,468         11,093,512
Bond Fund .....................          --    24,505,530               --            --      12,534,805                 --
Investment Grade Bond Fund (1)           --     1,836,849               --            --       4,701,594                 --
Municipal Bond Fund ...........   2,004,217            --               --       945,563              --                 --
Investor Money Market Fund ....          --     5,426,946               --            --      18,756,372                 --

(1) Distributions paid in 2001 represents a time period of May 1, 2001 to April 30, 2002. For distributions paid in 2002, the amounts represents a six months period from May 1, 2002 to October 31, 2002.

         ABN AMRO FUNDS
-----------------------
                                                                  APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                                                        UNREALIZED
                                 CAPITAL LOSS     UNDISTRIBUTED     UNDISTRIBUTED    UNDISTRIBUTED     APPRECIATION/
                                 CARRYFORWARD    ORDINARY INCOME  TAX-EXEMPT INCOME LONG-TERM GAIN    (DEPRECIATION)
                                 ------------    ---------------  ----------------- --------------    -------------
Growth Fund ...................  $(59,844,976)   $          --       $        --      $        --       $ 5,330,747
M&C Growth Fund ...............  (383,694,192)       2,918,599                --               --       (89,913,346)
TAMRO Large Cap Value Fund ....    (1,592,722)          18,029                --               --          (372,908)
Value Fund ....................   (19,307,363)         281,335                --               --       (12,520,187)
Veredus Select Growth Fund ....      (734,813)              --                --               --             6,872
Mid Cap Fund ..................      (754,690)              --                --               --        (8,561,673)
TAMRO Small Cap Fund ..........    (1,374,288)              --                --               --           153,130
Veredus Aggressive Growth Fund   (192,580,809)              --                --               --       (16,049,687)
Real Estate Fund ..............            --               --                --          898,099          (261,631)
Veredus SciTech Fund ..........    (2,024,735)              --                --               --             7,453
Equity Plus Fund ..............            --          178,919                --        6,389,861        19,091,452
Select Small Cap Fund .........    (1,188,179)              --                --               --        (1,565,542)
Balanced Fund .................   (14,385,392)         674,514                --               --        16,092,483
M&C Balanced Fund .............   (34,710,686)         581,135                --               --         2,237,412
International Equity Fund .....   (27,031,760)              --                --               --        (3,685,116)
Bond Fund .....................   (10,270,033)       1,184,385                --               --        10,380,128
Investment Grade Bond Fund ....            --          218,379                --        1,543,145         2,715,637
Municipal Bond Fund ...........       (14,321)              --           125,606               --         2,924,914
Investor Money Market Fund ....            --          308,339                --               --                --

These amounts are as of the most recent tax year end.

NOTE (D) SHARES OF BENEFICIAL INTEREST: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. At April 30, 2003, ABN AMRO Asset Management Holdings, Inc. owned 5,540 shares each of Growth Fund, Class C and Class R, 5,373 shares of M&C Growth Fund, Class R and 100,000 shares of Veredus Select Growth Fund. Share Transactions of the Funds are as follows:

SIX MONTHS ENDED APRIL 30, 2003                     PROCEEDS
                                                FROM REINVESTMENT                   NET INCREASE/(DECREASE)
CLASS N                              SOLD       OF DISTRIBUTIONS      REDEEMED       IN SHARES OUTSTANDING
-------                              ----       ----------------      --------       ---------------------
Growth Fund ...................   11,501,781               --        (6,685,476)           4,816,305
M&C Growth Fund ...............   11,604,938               --        (7,389,494)           4,215,444
TAMRO Large Cap Value Fund ....      233,485            7,783          (257,955)             (16,687)
Value Fund ....................    7,443,993           58,421          (725,328)           6,777,086
Veredus Select Growth Fund ....       23,333               --          (128,043)            (104,710)
Mid Cap Fund ..................    2,702,586                9        (3,201,042)            (498,447)
TAMRO Small Cap Fund ..........      535,678               --          (599,911)             (64,233)
Veredus Aggressive Growth Fund    13,774,295               --       (15,377,196)          (1,602,901)
Real Estate Fund ..............      955,594           67,055          (160,086)             862,563
Veredus SciTech Fund ..........       99,473               --          (260,204)            (160,731)
Select Small Cap ..............      106,760               --          (408,859)            (302,099)
Balanced Fund .................    3,343,346          250,839        (4,573,066)            (978,881)
M&C Balanced Fund .............    3,510,872           50,317        (2,239,893)           1,321,296
International Equity Fund .....      328,867               --          (865,082)            (536,215)
Bond Fund .....................    4,422,212          385,726        (4,537,477)             270,461
Municipal Bond Fund ...........    1,167,498           22,024        (2,049,375)            (859,853)
Investor Money Market Fund ....  594,227,237          217,006       (529,620,237)         64,824,006

                ABN AMRO FUNDS
------------------------------
                                                                  APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                    PROCEEDS
                                                FROM REINVESTMENT                    NET INCREASE/(DECREASE)
CLASS I                              SOLD       OF DISTRIBUTIONS      REDEEMED        IN SHARES OUTSTANDING
-------                              ----       ----------------      --------       ----------------------
Growth Fund ....................   5,257,471               --        (1,005,853)            4,251,618
M&C Growth Fund ................  30,025,036          327,824        (6,625,230)           23,727,630
Veredus Aggressive Growth Fund .   1,039,984               --          (805,151)              234,833
Equity Plus Fund ...............     366,782           46,406        (2,058,720)           (1,645,532)
M&C Balanced Fund ..............     768,805           94,094        (1,090,659)             (227,760)
Bond Fund ......................  13,847,261          195,514        (4,220,323)            9,822,452
Investment Grade Bond Fund .....   1,060,394           17,739          (996,078)               82,055


YEAR ENDED OCTOBER 31, 2002                         PROCEEDS
                                                FROM REINVESTMENT                         ISSUED           NET INCREASE/(DECREASE)
CLASS N                              SOLD       OF DISTRIBUTIONS      REDEEMED    DUE TO MERGER (NOTE A)    IN SHARES OUTSTANDING
-------                              ----       ----------------      --------    ----------------------    ---------------------
Growth Fund ...................   18,345,691           56,974        (9,049,976)         709,638                  10,062,327
M&C Growth Fund ...............   22,275,058               --       (23,650,536)              --                  (1,375,478)
TAMRO Large Cap Value Fund ....      776,731            5,813          (182,770)              --                     599,774
Value Fund ....................    4,799,097          143,897        (4,077,207)              --                     865,787
Veredus Select Growth Fund(a) .      326,822               --           (30,172)              --                     296,650
Mid Cap Fund ..................    6,462,166           38,832        (3,048,415)              --                   3,452,583
TAMRO Small Cap Fund ..........    4,681,330            8,234        (3,917,124)       2,893,477                   3,665,917
Veredus Aggressive Growth Fund    43,849,030               --       (31,669,337)              --                  12,179,693
Real Estate Fund ..............      799,154           41,200          (348,694)              --                     491,660
Veredus SciTech Fund ..........      329,325               --          (216,928)              --                     112,397
Select Small Cap Fund(b) ......      284,424              685          (697,361)              --                    (412,252)
Balanced Fund .................    8,264,150          611,239       (10,887,884)              --                  (2,012,495)
M&C Balanced Fund .............    5,828,379          121,872        (8,088,350)              --                  (2,138,099)
International Equity Fund .....    1,371,506               --        (7,729,609)       1,203,248                  (5,154,855)
Bond Fund .....................   12,647,569          902,363       (26,459,149)              --                 (12,909,217)
Municipal Bond Fund ...........    2,617,849           32,548        (2,136,168)              --                     514,229
Investor Money Market Fund ....1,251,231,222          628,304    (1,395,470,355)              --                (143,610,829)

(a) Veredus Select Growth Fund commenced investment operations on December 31, 2001.
(b) Represents a six month period from May 1, 2002 to October 31, 2002.

                                                    PROCEEDS
                                                FROM REINVESTMENT                          ISSUED           NET INCREASE/(DECREASE)
CLASS I                              SOLD       OF DISTRIBUTIONS      REDEEMED      DUE TO MERGER (NOTE A)   IN SHARES OUTSTANDING
-------                              ----       -----------------     --------      ----------------------  -----------------------
Growth Fund ....................   7,119,285            4,288        (1,224,139)              --               5,899,434
M&C Growth Fund ................  37,063,756          341,306       (14,991,767)              --              22,413,295
Veredus Aggressive Growth Fund .   4,897,907               --          (610,318)              --               4,287,589
Equity Plus Fund(a) ............     475,127           52,780        (2,540,463)              --              (2,012,556)
M&C Balanced Fund ..............   2,126,411          209,062        (4,228,145)              --              (1,892,672)
Bond Fund ......................  20,874,019          411,756        (2,824,120)              --              18,461,655
Investment Grade Bond Fund(a) ..     565,429            1,581        (6,632,849)       3,017,497              (3,048,342)

(a) Represents a six month period from May 1, 2002 to October 31, 2002.

YEAR ENDED APRIL 30, 2002                           PROCEEDS
                                                FROM REINVESTMENT               NET INCREASE/(DECREASE)
                                     SOLD       OF DISTRIBUTIONS      REDEEMED   IN SHARES OUTSTANDING
                                     -----      ----------------      --------   ---------------------
Equity Plus Fund, Class I .........  781,592         77,285         (3,581,714)        (2,722,837)
Select Small Cap, Class N .........  346,633          5,811           (728,770)          (376,326)
Investment Grade Bond Fund, Class I  530,869        148,508         (1,520,857)          (841,480)

         ABN AMRO FUNDS
-----------------------
                                                                  APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

NOTE (E) INVESTMENT TRANSACTIONS: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the six months ended April 30, 2003 were as follows:

                        AGGREGATE PURCHASES                PROCEEDS FROM SALES
                        -------------------                -------------------
                      U.S. GOVERNMENT     OTHER         U.S. GOVERNMENT      OTHER
                      ---------------     -----         ---------------      -----
Growth Fund ........    $      --     $208,059,413         $      --     $ 24,991,366
M&C Growth Fund ....           --      661,945,145                --      202,800,128
TAMRO Large Cap
  Value Fund .......           --        4,899,963                --        5,368,556
Value Fund .........           --       88,350,326                --       33,654,387
Veredus Select
  Growth Fund ......           --        3,564,843                --        4,477,500
Mid Cap Fund .......           --       37,449,852                --       37,581,473
TAMRO Small Cap
  Fund .............           --       20,840,691                --       20,651,494
Veredus Aggressive
  Growth Fund ......           --      245,198,033                --      261,812,383
Real Estate Fund ...           --        9,616,368                --        2,315,031
Veredus SciTech
  Fund .............           --        3,521,652                --        4,194,933
Equity Plus Fund ...           --          728,780                --       25,628,906
Select Small Cap
  Fund .............           --        2,101,667                --        4,331,658
Balanced Fund ......   31,610,013       29,760,347        42,282,624       34,592,466
M&C Balanced Fund ..    9,459,058       13,607,222        10,805,260       26,827,633
International Equity
  Fund .............           --        2,135,368                --        6,614,182
Bond Fund ..........  158,043,472      257,267,145       102,343,006      196,369,720
Investment Grade
  Bond Fund ........   15,734,510       15,440,714        26,015,736        5,510,683
Municipal Bond
  Fund .............           --       10,259,390                --       20,386,407

NOTE (F) ADVISORY, ADMINISTRATION, DISTRIBUTION SERVICES AGREEMENTS AND SHAREHOLDER SERVICING PLAN: Under various advisory agreements with the Funds, each Adviser provides the Funds with investment advisory services. Under terms of each Fund's investment advisory agreement, fees are accrued daily and paid monthly, based on a specified annual rate of average daily net assets. In addition, certain Funds have an expense limitation agreement with their Adviser, which cap annual total expenses for Class N and Class I shareholders at certain specified annual rates of average daily net assets, respectively. Contractual expense limitation contracts are effective January 1, 2003 through February 29, 2004 with the exception of Mid Cap Fund, Veredus Aggressive Growth Fund and Veredus SciTech Fund which are effective March 1, 2003 through February 29, 2004. In addition, the contractual expense limitations for Equity Plus Fund and Select Small Cap Fund are effective through June 30, 2003. The advisory fee rates for the six months ended April 30, 2003 were as follows:

                                                           CONTRACTUAL
                                                           -----------
                                                       EXPENSE LIMITATIONS
                                                       -------------------
                                ADVISORY FEES           CLASS N  CLASS I
                                -------------           -------  -------
Growth Fund                         0.70%                 N/A      N/A
M&C Growth Fund            0.80% on first $800,000,000
                             0.60% over $800,000,000      N/A      N/A
TAMRO Large Cap Value Fund          0.80%                1.20%     N/A
Value Fund                          0.80%                0.94%     N/A
Veredus Select Growth Fund          0.80%                1.30%     N/A
Mid Cap Fund*                       0.80%                1.40%     N/A
TAMRO Small Cap Fund                0.90%                1.30%     N/A
Veredus Aggressive
  Growth Fund*                      1.00%                1.49%    1.24%
Real Estate Fund                    1.00%                1.37%     N/A
Veredus SciTech Fund*               1.00%                1.60%     N/A
Equity Plus Fund                    0.40%                 N/A     0.51%
Select Small Cap Fund               0.50%                1.03%     N/A
Balanced Fund                       0.70%                 N/A      N/A
M&C Balanced Fund                   0.75%                 N/A      N/A
International Equity Fund           1.00%                1.41%     N/A
Bond Fund                           0.55%                0.74%    0.49%
Investment Grade Bond Fund          0.70%                 N/A     0.64%
Municipal Bond Fund                 0.60%                 N/A      N/A
Investor Money Market Fund          0.40%                 N/A      N/A

* Effective March 1, 2003, contractual expense limitations changed from 1.30% to 1.40%, from 1.40% to 1.49%, from 1.15% to 1.24% and from 1.50% to 1.60% for Mid
Cap Fund - Class N, Veredus Aggressive Growth Fund - Class N and Class I and Veredus SciTech Fund - Class N, respectively.

MFS Institutional Advisors, Inc. ("MFS") and Talon Asset Management, Inc. serve as the sub-advisers to Value Fund and Mid Cap Fund, respectively. thinkorswim Advisors, Inc. serves as sub-adviser to Equity Plus Fund and Select Small Cap Fund. Sub-advisory fees are paid monthly by the Adviser.

ABN AMRO Investment Fund Services, Inc. (the "Administrator"), provides the Funds with various administrative services. Under terms of the administration agreement, administration and custody liaison fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets and a fixed charge that varies according to the size of the fund. The fee arrangements are as follows:

ADMINISTRATION FEES                       CUSTODY LIAISON FEES
  AT TRUST  LEVEL        ANNUAL RATE         AT FUND LEVEL         ANNUAL RATE
  ---------------        -----------         -------------         -----------
First $2 billion           0.060%          First $100 million       $10,000
$2 billion to              0.050           $100 million to
  $12.5 billion                              $500 million            15,000
Over $12.5 billion         0.045           Over $500 million         20,000

The Administrator has entered into a sub-administration agreement with PFPC Inc. ("PFPC") to provide certain administrative services to the Funds. Under terms of the sub-administration agreement, sub-administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets, as follows:

                ABN AMRO FUNDS
------------------------------
                                                                  APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

  AVERAGE DAILY
NET ASSETS OF TRUST        ANNUAL RATE
-------------------        -----------
First $2 billion              0.045%
$2 billion to $3 billion      0.040
$3 billion to $8 billion      0.030
$8 billion to $12 billion     0.025
Over $12 billion              0.020

Under the sub-administration agreement with PFPC, custody liaison fees are fixed at an annual rate of $10,000 per Fund.

ABN AMRO Distribution Services (USA) Inc. serves as principal underwriter and distributor of the Funds' shares. Pursuant to Rule 12b-1 distribution plans (the "Plans") adopted by the Funds, with the exception of Investor Money Market Fund, with respect to Class N shares, Class R shares and Class C shares, the Funds pay certain expenses associated with the distribution of their shares. Under the Plans, each Fund may pay actual expenses up to but not exceeding, on an annual basis, 0.25% of each participating Fund's Class N average daily net assets, 0.50% of each participating Fund's Class R average daily net assets and 0.75% of each participating Fund's Class C average daily net assets. The Class I shares of Growth Fund, M&C Growth Fund, Veredus Aggressive Growth Fund, Equity Plus Fund, M&C Balanced Fund, Bond Fund and Investment Grade Bond Fund do not have distribution plans.

In addition, the Funds have adopted a shareholder servicing plan for the Class C shares. The Distributor is paid a fee at an annual rate up to 0.25% of the average daily net assets of the Class C shares, for its efforts in maintaining client accounts, arranging bank wires, responding to client inquiries concerning services provided on investments and assisting clients in purchase, redemption and exchange transactions and changing their dividend options, account designations and addresses.

The Trust does not compensate its officers or interested Trustees who are affiliated with the Adviser. The Trust pays each non-interested Trustee and non-affiliated interested and Advisory Trustee $5,000 per Board of Trustees' meeting attended and an annual retainer of $5,000 and reimburses each non-interested Trustee and non-affiliated interested and Advisory Trustee for out-of-pocket expenses. The Chairman of the Audit Committee receives an additional $5,000 per year.

NOTE (G) CREDIT AGREEMENT: The Trust's line of credit agreement with J.P. Morgan Chase & Co. was terminated on February 18, 2003. On March 30, 2003, the Trust entered into a credit agreement with The Bank of Nova Scotia which provides the Trust with a revolving credit facility up to $50 million. The facility is shared by the Funds and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The annual facility fee is 0.11% of the commitment amount of the facility and the interest rate of outstanding loans is equivalent to the Federal Funds Rate or LIBO Rate, as applicable, plus 0.625%. Borrowings must be repaid within 60 days. At April 30, 2003, there were no borrowings outstanding against the line of credit.

SUBSEQUENT EVENTS: (1) Effective May 5, 2003, PFPC Trust Company replaced Deutsche Bank Trust Company Americas as custodian of the Trust's assets on behalf of M&C Growth Fund, Growth Fund, TAMRO Large Cap Value Fund, Mid Cap Fund, Veredus Aggressive Growth Fund, Veredus Select Growth Fund, TAMRO Small Cap Fund, Veredus SciTech Fund, M&C Balanced Fund, Balanced Fund, Bond Fund, Municipal Bond Fund, Investor Money Market Fund, Select Small Cap Fund, Equity Plus Fund and Investment Grade Bond Fund.

Effective May 19, 2003, PFPC Trust Company replaced J.P. Morgan Chase & Co. as custodian of the Trust's assets on behalf of Value Fund, International Equity Fund and Real Estate Fund.

(2) Emerging Markets Fund, Class N, is currently registered with the Securities and Exchange Commission with no anticipated commencement date.

(3) The Trust filed a Post-Effective Amendment to its Registration Statement on April 11, 2003 for the purpose of: (i) adding a new series to the Trust, ABN AMRO High Yield Bond Fund - Class N and Class I shares; (ii) adding Class I shares to Global Emerging Markets Fund; and (iii) adding Class N shares to Investment Grade Bond Fund.

ABN AMRO High Yield Bond Fund is expected to commence operations on or about July 1, 2003. Class N shares of Investment Grade Bond Fund and Class I shares of Global Emerging Markets Fund are expected to be offered to the public on or about July 1, 2003 and September 1, 2003, respectively.

(4) On or about July 1, 2003, Chicago Capital Management, Inc. will be changing its name to ABN AMRO Asset Management, Inc.


92
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ABN AMRO FUNDS

  TRUSTEES

  Leonard F. Amari*
  Stuart D. Bilton, Chairman
  Robert Feitler*
  Robert A. Kushner*
  Gregory T. Mutz
  Robert B. Scherer*
  Nathan Shapiro*
  Denis Springer*
  James Wynsma**

  *NON-INTERESTED TRUSTEE
  **ADVISORY TRUSTEE

  ADVISERS

  ABN AMRO Asset Management (USA) LLC
  161 North Clark Street
  Chicago, IL 60601

  Chicago Capital Management, Inc.
  161 North Clark Street
  Chicago, IL 60601

  Montag & Caldwell, Inc.
  3455 Peachtree Road, NE, Suite 1200
  Atlanta, GA 30326

  TAMRO Capital Partners LLC
  1660 Duke St.
  Alexandria, VA 22314

  Veredus Asset Management LLC
  One Paragon Centre
  6060 Dutchmans Lane, Suite 320
  Louisville, KY 40205


  SHAREHOLDER SERVICES

  ABN AMRO Funds
  P.O. Box 9765
  Providence, RI 02940

  DISTRIBUTOR

  ABN AMRO Distribution Services (USA) Inc.
  760 Moore Road
  King of Prussia, PA 19406

  OFFICERS

  Kenneth C. Anderson, President
  Gerald F. Dillenburg, Senior Vice President,
     Secretary and Treasurer
  William Long, Vice President
  Debra Bunde Reams, Vice President
  Michael A. Cozzi, Assistant Treasurer
  Laura M. Hlade, Assistant Treasurer
  Marc J. Peirce, Assistant Secretary


  CUSTODIAN

  PFPC Trust Company
  8800 Tinicum Boulevard
  Philadelphia, PA 19153

  LEGAL COUNSEL

  Vedder, Price, Kaufman & Kammholz
  222 N. LaSalle Street
  Chicago, IL 60601

  INDEPENDENT AUDITORS

  Ernst &Young LLP
  Sears Tower
  233 S. Wacker Drive
  Chicago, IL 60606

THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION TO THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.

GUIDE TO SHAREHOLDER BENEFITS
--------------------------------------------------------------------------------

We're delighted to offer all ABNAMRO Funds shareholders a variety of services and convenient options. To receive more information about any of these benefits, simply call an Investor Services Associate Monday through Friday, 9 a.m. - 7 p.m. ET.

THE EASY WAY TO GROW YOUR ACCOUNT: START AN AUTOMATIC INVESTMENT PLAN(1)

For N class shareholders, systematic investing is an easy, effortless way to help reach any investment goal. Just choose a fixed amount, and we'll automatically deduct it from your checking or savings account on a regular schedule and invest it in your ABNAMRO Funds account. The service is free, and the minimum initial investment is $50.

COMPOUND YOUR EARNINGS WITH AUTOMATIC DIVIDEND REINVESTMENT

By automatically reinvesting dividends into your Fund account, your profits can mount. Monthly and quarterly dividends and annual capital gain distributions are reinvested at no charge.

LOW MINIMUM INITIAL INVESTMENTS

The minimum initial investment for N class shares of ABNAMRO Funds is just $2,500 ($500 for IRAs). And subsequent investments can be as low as $50.

FREE CHECK WRITING SERVICES AVAILABLE

If you are an investor in ABNAMRO
Investor Money Market Fund, you can take advantage of free check writing privileges. Checks must be written for $100 or more.

ACCESS INFORMATION AND MAKE TRANSACTIONS ONLINE AT OUR
WEB SITE

You can access account balances, obtain fund information and make transactions online 24 hours a day, 7 days a week.

(1) Periodic   investment  plans  involve  continuous   investments  in
securities regardless of price. You should consider your financial ability to continue to purchase shares through periods of both high and low price levels. This plan does not assure a profit and does not protect against loss in declining markets.

--------------------------
  www.abnamrofunds.com
--------------------------

Our Shareholder Services Line
Is at Your Service 24 Hours a Day
---------------
  800 992-8151


Investor Services Associates are available to assist you Monday - Friday 9 a.m. to 7 p.m., ET. Or, call any time, day or night, for automated account information to make exchanges or check fund performance.

ABSEM 03 1

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

         Section 10.2 of the Registrant's Trust Instrument provides as follows:

         10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

         The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this
         Section 10.2.

         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

         Section 10.3 of the Registrant's Trust Instrument also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

         10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

In addition, the Registrant currently has a trustees' and officers' liability policy covering certain types of errors and omissions.

ITEM 16.          EXHIBITS

(1)(a) Trust Instrument dated September 10, 1993, is incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on April 16, 1996.

(1)(b) State of Delaware Certificate of Amendment to Certificate of Trust dated February 25, 1998, is incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.

(1)(c) State of Delaware Certificate of Amendment to Certificate of Trust dated September 10, 2001, is incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.

(2) By-Laws are incorporated by reference to Exhibit No. 2 of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed via EDGAR on February 22, 1996.

(3)               Not Applicable.

(4) Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to Part A of this Registration Statement.

(5)               Not Applicable.

(6)(a) Investment Advisory Agreement for ABN AMRO/TAMRO Small Cap Fund (formerly Alleghany/TAMRO Small Cap Fund) is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 1, 2001.

(6)(b) Investment Advisory Agreement for ABN AMRO Select Small Cap Fund is incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on February 28, 2003.

(7)(a) Distribution Agreement between ABN AMRO Funds and ABN AMRO Distribution Services (USA), Inc., is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(7)(b) Amended Schedule A to the Distribution Agreement between ABN AMRO Funds and ABN AMRO Distribution Services (USA), Inc., is incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement in Form N-1A as filed via EDGAR on December 28, 2001.

(7)(c) Amendment No. 1 to the Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on February 28, 2003.

(7)(d) Amendment No. 2 to the Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on February 28, 2003.

(7)(e) Amendment No. 3 to the Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on February 28, 2003.

(7)(f) Form of Amendment No. 4 to the Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on February 28, 2003.

(7)(g) Form of Selling/Services Agreement for ABN AMRO Funds is incorporated by reference to Exhibit (e)(6) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on February 28, 2003.

(8)               Not Applicable.

(9)(a) Custodian Agreement between Bankers Trust Company and CT&T Funds, dated June 1, 1997, is incorporated by reference to Exhibit No. 8(a) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on February 27, 1998.

(9)(b) Amendment No. 2 to the Custodian Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 30, 2000.

(9)(c) Amendment No. 3 to the Custodian Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 29, 2000.

(9)(d) Form of Amendment No. 4 to the Custodian Agreement between Deutsche Bank/Bankers Trust Company and ABN AMRO Funds is incorporated by reference to Exhibit (g)(4) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(9)(e) Form of Amendment No. 5 to the Custodian Agreement is incorporated by reference to Exhibit (g)(5) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on July 3, 2002.

(9)(f) Form of Amendment No. 6 to the Custodian Agreement is incorporated by reference to Exhibit (g)(6) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on April 11, 2003.

(9)(g) Global Custody Agreement between ABN AMRO Funds and The Chase Manhattan Bank, dated August 13, 1998, including all amendments, is incorporated by reference to Exhibit (g)(5) to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on February 28, 2002.

(9)(h) Form of Amendment to Global Custody Agreement between ABN AMRO Funds and J.P. Morgan Chase & Company (formerly, The Chase Manhattan Bank) is incorporated by reference to Exhibit (g)(7) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on July 3, 2002.

(9)(i) Custodian Services Agreement dated May 5, 2003 by and between PFPC Trust Company and ABN AMRO Funds is incorporated by reference to Exhibit (g)(9) of Post-Effective Amendment No. 49 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 30, 2003.

(10)(a) Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(1) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.

(10)(b) Amended Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(10)(c) Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.

(10)(d) Amended Schedule A to Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on April 11, 2003.

(10)(e) 18f-3 Plan is incorporated by reference to Exhibit (n)(1) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.

(10)(f) Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit (n)(2) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(10)(g) Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit (n)(3) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on July 3, 2002.

(10)(h) Amended Multiple Class Plan pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n)(4) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on July 3, 2002.

(10)(i) Amended Multiple Class Plan pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n)(5) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on October 28, 2002.

(10)(j) Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit (n)(6) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on April 11, 2003.

(11)              Opinion and Consent of Counsel is filed herewith.

(12) Form of Opinion and Consent of Counsel supporting the tax matters and consequences to shareholders discussed in the proxy statement/prospectus is filed herewith.

(13)(a) Transfer Agency Services Agreement between Alleghany Funds and PFPC, Inc., dated April 1, 2000, is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 30, 2000.

(13)(b) Amendment No. 1 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 30, 2000.

(13)(c) Amendment No. 2 to the Transfer Agency Services Agreement is incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on March 1, 2001.

(13)(d) Form of Amendment No. 3 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.

(13)(e) Form of Amendment No. 4 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(13)(f) Form of Amendment No. 5 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on July 3, 2002.

(13)(g) Form of Amendment No. 6 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on July 3, 2002.

(13)(h) Form of Amendment No. 7 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on April 11, 2003.

(13)(i) Form of Anti-Money Laundering and Privacy Amendment to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on April 11, 2003.

(13)(j) Administration Agreement between Alleghany Funds and Alleghany Investment Services Inc., dated June 17, 1999, is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 28, 1999.

(13)(k) Amendment No. 1 to the Administration Agreement is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 30, 2000.

(13)(l) Amendment No. 2 to the Administration Agreement is incorporated by reference to Exhibit (h) of Post Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 29, 2000.

(13)(m) Amendment No. 3 to the Administration Agreement is incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(13)(n) Amendment No. 4 to the Administration Agreement is incorporated by reference to Exhibit (h)(10) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(13)(o) Amendment No. 5 to the Administration Agreement is incorporated by reference to Exhibit (h)(13) of Post-Effective Amendment No. 47 to the Registrant's Statement on Form N-1A as filed via EDGAR on February 28, 2003.

(13)(p) Amendment No. 6 to the Administration Agreement is incorporated by reference to Exhibit (h)(14) of Post-Effective Amendment No. 47 to the Registrant's Statement on Form N-1A as filed via EDGAR on February 28, 2003.

(13)(q) Amendment No. 7 to the Administration Agreement is incorporated by reference to Exhibit (h)(15) of Post-Effective Amendment No. 47 to the Registrant's Statement on Form N-1A as filed via EDGAR on February 28, 2003.

(13)(r) Form of Amendment No. 8 to the Administration Agreement is incorporated by reference to Exhibit (h)(18) of Post-Effective Amendment No. 48 to the Registrant's Statement on Form N-1A as filed via EDGAR on April 11, 2003.

(13)(s) Sub-Administration and Accounting Services Agreement between Alleghany Investment Services Inc. and PFPC Inc., dated April 1, 2000, is incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 30, 2000.

(13)(t) Amendment No. 1 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit
                  (h)(5) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 30, 2000.

(13)(u) Amendment No. 2 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on March 1, 2001.

(13)(v) Form of Amendment No. 3 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(13) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 21, 2001.

(13)(w) Form of Amendment No. 4 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(16) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(13)(x) Form of Amendment No. 5 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(21) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on July 3, 2002.

(13)(y) Form of Amendment No. 6 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(22) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on July 3, 2002.

(13)(z) Form of Amendment No. 7 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(26) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on April 11, 2003.

(14)              Consent of Ernst & Young LLP is filed herewith.

(15)              Not Applicable.

(16)              Power of Attorney is filed herewith.

(17)(a) Prospectus for the ABN AMRO Select Small Cap and ABN AMRO/TAMRO Small Cap Funds dated March 1, 2003, is incorporated by reference to Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on February 28, 2003.

(17)(b) Statement of Additional Information for ABN AMRO Funds dated March 1, 2003, as amended June 30, 2003 is incorporated by reference to Post-Effective Amendment No. 49 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 30, 2003.

(17)(c) Audited Financial Statements for ABN AMRO Funds dated October 31, 2002, are incorporated by reference to the Registrant's N-30D filings as filed via EDGAR on January 6, 2003.

ITEM 17. UNDERTAKINGS.

         (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Chicago, the State of Illinois, on the 26th day of September, 2003.


                                        ABN AMRO Funds

                                        By  /s/ KENNETH C. ANDERSON
                                            ------------------------------------
                                            Kenneth C. Anderson, President &
                                            Chief Executive Officer

         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:


Leonard F. Amari*                                         Trustee                             September 26, 2003
---------------------------------                                                            --------------------
Leonard F. Amari                                                                                     Date


Stuart D. Bilton*                               Chairman, Board of Trustees                   September 26, 2003
---------------------------------                                                            --------------------
Stuart D. Bilton                                                                                     Date


Robert Feitler*                                           Trustee                             September 26, 2003
---------------------------------                                                            --------------------
Robert Feitler                                                                                       Date


Robert A. Kushner*                                        Trustee                             September 26, 2003
---------------------------------                                                            --------------------
Robert A. Kushner                                                                                    Date


Gregory T. Mutz*                                          Trustee                             September 26, 2003
---------------------------------                                                            --------------------
Gregory T. Mutz                                                                                      Date


Robert B. Scherer*                                        Trustee                             September 26, 2003
---------------------------------                                                            --------------------
Robert B. Scherer                                                                                    Date


Nathan Shapiro*                                           Trustee                             September 26, 2003
---------------------------------                                                            --------------------
Nathan Shapiro                                                                                       Date


Denis Springer*                                           Trustee                             September 26, 2003
--------------------------------                                                             --------------------
Denis Springer                                                                                       Date


/s/ Kenneth C. Anderson                                  President                            September 26, 2003
--------------------------------                 (Chief Executive Officer)                   --------------------
Kenneth C. Anderson                                                                                  Date


/s/ Gerald F. Dillenburg                     Senior Vice President, Secretary &               September 26, 2003
--------------------------------            Treasurer (Chief Financial Officer,              --------------------
Gerald F. Dillenburg                          Chief Operating Officer & Chief                        Date
                                                    Compliance Officer)


------------------

* Gerald F. Dillenburg signs this document pursuant to power of attorney filed herewith.

                                  EXHIBIT INDEX

Ex. 99.11     Opinion and Consent of Counsel.

Ex. 99.12     Form of Opinion and Consent of Tax Counsel Supporting Tax Matters.

Ex. 99.14     Consent of Ernst & Young LLP.

Ex. 99.16     Power of Attorney.